UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

F. Scott Thomas, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

Semiannual Report June 30, 2017

College Retirement Equities Fund

The semiannual report contains the financial statements (unaudited).

Stock	Equity Index	Social Choice
Global Equities	Bond Market	Money Market
Growth	Inflation-Linked Bond

Understanding your CREF report

This semiannual report contains information about the eight CREF accounts and describes the accounts’ results for the six months ended June 30, 2017. The report contains four main sections:

•	A letter to participants from Carol Deckbar, Principal Executive Officer, CREF; Executive Vice President, TIAA.
•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of June 30, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the CREF accounts vary from account to account; to see the risks of investing in an individual account, please refer to the latest CREF prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 877-518-9161. We urge you to read the prospectus carefully before investing.

Proposals for action at the 2018 CREF participant meeting

We anticipate that the next meeting of CREF participants will be held in July 2018; however, the exact date, time and location of such meeting have yet to be determined. Proposals submitted by or on behalf of participants pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 for inclusion in the CREF proxy materials for the 2018 participant meeting must be received by CREF’s Corporate Secretary no earlier than October 12, 2017 and no later than February 9, 2018. The submission of a proposal does not assure its inclusion in CREF’s proxy statement or presentation at the meeting. Unless CREF is notified by April 25, 2018 of other matters that may properly be brought before the 2018 participant meeting by or on behalf of participants, the persons named in the proxy will have the discretion to vote on those matters as they see fit.

College Retirement Equities Fund ■ 2017 Semiannual Report	3

Letter to CREF participants

Global equity markets produced solid results throughout the first half of 2017. Steady economic growth in many parts of the world helped propel global stocks higher. The U.S. economy continued to grow, albeit at a slower place, and domestic stocks advanced accordingly. Meanwhile, accommodative monetary policy in many foreign economies pushed international stock prices substantially higher. Long-term yields in the U.S. bond market declined, however, reflecting potential skepticism regarding the future growth prospects of the domestic economy.

•	Returns for the five CREF accounts with significant exposure to U.S. equities ranged from 6.9% for the Social Choice Account to 14.8% for the Growth Account.
•	The Bond Market Account advanced 2.4% for the six months, while the Inflation-Linked Bond Account returned 0.5%.
•	All account returns are for Class R1.

During the period, four of the accounts outperformed, one closely tracked, and two underperformed, as compared with their respective benchmarks (not including the Money Market Account).

All CREF accounts showed positive returns for the period

For the six-month period, all of the CREF accounts had positive performance. Domestic growth stocks topped value shares, and international stocks generally outperformed U.S.-based stocks. Equities outpaced fixed-income securities by a significant margin.

Looking at individual account performance highlights, the Stock Account, which is the largest CREF account in terms of net assets, performed well, returning 10.7% and outperforming its composite benchmark for the period. This account benefited from underweight positions in certain blue-chip stocks that lagged the market.

The Global Equities Account outperformed its benchmark, with a return of 11.1%, in large part due to opportune stock choices in Europe and Japan.

The Growth Account also outperformed, returning 14.8%, helped by an underweight position in telecommunications giant Verizon and overweights in the technology sector.

The Bond Market Account outperformed its benchmark primarily as a result of its emphasis on corporate bonds, which continued to outperform during the period.

The Equity Index Account and Inflation-Linked Bond Account lagged their respective benchmarks by relatively small margins, primarily due to the effect of expenses.

Finally, the Social Choice Account slightly lagged its composite benchmark, with a return of 6.9%. Exclusions of certain technology stocks hurt performance, while avoiding oil giant Exxon Mobil helped, as did account holdings in electric car maker Tesla.

For full details on performance for all of the accounts, please see the commentaries on the following pages.

4	2017 Semiannual Report ■ College Retirement Equities Fund

Carol Deckbar

Global stocks push higher

The U.S. stock market, as measured by the broad-based Russell 3000® Index, rose 8.9% for the six months, as investors responded to strong corporate profits and continued to hope for government policies that would further stimulate the economy. Many domestic equity markets were at or near all-time highs during the period.

Foreign equities, as represented in U.S.-dollar terms by the MSCI EAFE Index, rose at a stronger pace, advancing 13.8%.

U.S. fixed-rate investment-grade bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, rose by a more modest 2.3%, reflecting two interest-rate increases during the period by the Federal Reserve. Corporate and municipal bonds continued to show strong returns among sectors in the aggregate index.

Where can you turn in uncertain times?

Stock markets in the United States are in their ninth year of gains—and continue to rise—even as political issues dominate the headlines. Overseas, Europe and Japan appear to be pulling out of their long-term doldrums. Global markets seem to be performing well, yet some investors still have vivid memories of the last downturn—the “credit crunch” of 2008. So what’s the best course of action?

Attempting to “time the market”—i.e., buying or selling assets based on trying to accurately predict future market price movements—can be a very tricky investment strategy, even for the most seasoned financial professionals. At TIAA, we believe that having the patience and confidence to remain invested in a well-balanced, diversified portfolio of financial assets may be the wiser, more prudent strategy for investors to adopt in working toward their financial goals.

As always, however, we recommend that you consult your financial advisor or call a TIAA financial consultant with any questions about your investments. To learn more, visit us at TIAA.org or call 800-842-2252. We would be happy to assist you.

/s/ Carol W. Deckbar

Carol W. Deckbar

Principal Executive Officer, CREF; Executive Vice President, TIAA

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Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of CREF’s portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202-551-8090 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800-842-2252.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

6	2017 Semiannual Report ■ College Retirement Equities Fund

About the accounts’ benchmarks

CREF Stock Account

The account’s composite benchmark is a weighted average of two unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World ex USA Investable Market Index, which measures the performance of mid- and large-cap stocks in 45 developed- and emerging-market nations throughout the world, excluding the United States.

CREF Global Equities Account

The account’s benchmark is the MSCI World Index, an aggregate of 23 country indexes in developed-market nations, including the United States.

CREF Growth Account

The account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The account’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

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About the accounts’ benchmarks

CREF Inflation-Linked Bond Account

The account’s benchmark is the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF Social Choice Account

The account’s composite benchmark is a weighted average of three unmanaged indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the Bloomberg Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed-market nations, excluding the United States.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000® and Russell 3000 are trademarks and service marks of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

8	2017 Semiannual Report ■ College Retirement Equities Fund

Important information about expenses

All participants in the CREF accounts incur ongoing costs, including management fees and other account expenses.

The expense examples for each Class that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) and do not reflect transactional costs incurred by the account for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017–June 30, 2017).

Actual expenses

The first section in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second section in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for each Class for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

College Retirement Equities Fund ■ 2017 Semiannual Report	9

CREF Stock Account

Performance for the six months ended June 30, 2017

The CREF Stock Account returned 10.73% for the period, compared with the 10.54% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World ex USA Investable Market Index. For the twelve months ended June 30, 2017, the account returned 18.75%, versus 19.17% for the composite index. (All returns for the account are for Class R1.)

During the six-month period, the domestic economy continued to grow, but at a slower pace. Unemployment remained low, ending the period at 4.4%. The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. Inflation remained stable, with annual core inflation, which includes all items except food and energy, rising 1.7% for the twelve months ended June 30, 2017. The broad U.S. stock market, as measured by the Russell 3000 Index, rose 8.93%. Growth stocks outperformed value stocks by a wide margin, while large caps outperformed mid- and small-cap stocks for the period. (Returns by investment style and market capitalization are based on the Russell indexes.)

The MSCI All Country World ex USA Investable Market Index, which measures stock market performance of mid- and large-cap stocks in 45 developed- and emerging-markets countries outside the United States, gained 14.30% in U.S.-dollar terms for the period, outperforming U.S. stocks by a wide margin.

The account outperforms its benchmark

For the six-month period, the account modestly outperformed its benchmark. An underweight position in energy giant Exxon Mobil, which struggled during the period, made the most significant contribution to the account’s returns versus its benchmark. Similarly, underweight positions in blue-chip stocks General Electric and International Business Machines, which also posted negative returns during the period, helped support the account’s relative performance. By contrast, overweight positions in three energy stocks—EOG Resources, RSP Permian and Parsley Energy, all of which are Texas-based oil and gas companies—detracted from the account’s relative returns due to poor performance stemming from the decline in oil prices.

The account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuation. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (see the latest CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value adjustments.

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CREF Stock Account

Performance as of June 30, 2017

CREF Stock Account			Total return		Average annual total return				Estimated annual operating
	Ticker	Inception date	6 months	1 year	5 years		10 years		expenses	*
Class R1	QCSTRX	7/31/1952	10.73%	18.75%	11.99%		5.15%		0.705%
Class R2	QCSTPX	4/24/2015	10.88	19.08	12.12	†	5.22	†	0.430
Class R3	QCSTIX	4/24/2015	10.93	19.19	12.17	†	5.24	†	0.320
CREF Stock Composite
Benchmark‡		—	10.54	19.17	12.50		5.48		—
Broad market index
Russell 3000® Index		—	8.93	18.51	14.58		7.26		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ latest prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	On June 30, 2017, the CREF Stock Composite Benchmark consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Investable Market Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2017

CREF Stock Account	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period (1/1/17–6/30/17	* )
Actual return
Class R1	$1,000.00	$1,107.28	$3.61
Class R2	1,000.00	1,108.77	2.20
Class R3	1,000.00	1,109.26	1.73
5% annual hypothetical return
Class R1	1,000.00	1,021.37	3.46
Class R2	1,000.00	1,022.71	2.11
Class R3	1,000.00	1,023.16	1.66

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The account’s annualized six-month expense ratios for that period were 0.69% for Class R1, 0.42% for Class R2 and 0.33% for Class R3.

For more information about this expense example, please see page 9.

College Retirement Equities Fund ■ 2017 Semiannual Report	11

CREF Stock Account

Account profile
as of 6/30/2017
Net assets	$119.54 billion
Portfolio turnover rate	25%
Number of holdings	9,509
Weighted median market capitalization	$40.28 billion
Price/earnings ratio (weighted 12-month trailing average)†	24.2

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
Sector	% of net assets as of 6/30/2017
Information technology	18.5
Financials	16.7
Consumer discretionary	12.9
Health care	11.9
Industrials	11.4
Consumer staples	8.0
Energy	6.0
Materials	5.0
Real estate	3.7
Utilities	2.8
Telecommunication services	2.4
Short-term investments, other assets & liabilities, net	0.7
Total	100.0
Holdings by company size
Market capitalization	% of equity investments as of 6/30/2017
More than $50 billion	45.0
More than $15 billion–$50 billion	24.0
More than $2 billion–$15 billion	24.6
$2 billion or less	6.4
Total	100.0

Holdings by country
% of portfolio investments as of 6/30/2017
United States	67.9
Japan	4.8
United Kingdom	3.2
France	2.5
China	2.0
Canada	2.0
Germany	1.8
Switzerland	1.5
60 other nations	11.8
Short-term investments	2.5
Total	100.0

12	2017 Semiannual Report ■ College Retirement Equities Fund

CREF Global Equities Account

Performance for the six months ended June 30, 2017

The CREF Global Equities Account returned 11.06% for the period, compared with the 10.66% return of its benchmark, the MSCI World Index. For the twelve months ended June 30, 2017, the account returned 18.37%, versus 18.20% for the index. (All returns for the account are for Class R1.)

During the six-month period, steady economic growth and accommodative monetary policies pushed international stocks higher in both developed- and emerging-markets countries—outpacing domestic equity advances by a significant margin. Economic growth in the European Union generally outpaced expansion in the United States, and political uncertainty in Europe faded after the elections in France and the United Kingdom. The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. The European Central Bank left its key benchmark interest rate unchanged in June. The bank also reaffirmed that it would continue with asset purchases to further stimulate European economies through the end of 2017.

Market performance was positive across countries in the MSCI World Index with most posting double-digit gains in U.S.-dollar terms. The U.S. dollar weakened against most major international currencies, creating a tailwind for many overseas markets.

Stock selection contributes to relative performance

The account’s stock choices propelled it ahead of the benchmark for the six months. An underweight position in General Electric was beneficial as the company’s stock generally declined throughout the period. The account also gained from overweight positions in ING Groep, a financial institution offering banking services in the Netherlands, Belgium and Germany, and Japanese consumer electronics giant Sony.

Not all stock choices aided relative performance. Notable detractors were an out-of-benchmark investment in AK Steel Holding, a producer of flat-rolled carbon, stainless and electrical steels, and overweight positions in U.S. oil and natural gas producer EOG Resources and Canada-based integrated oil company Cenovus Energy.

The account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (see the latest CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

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CREF Global Equities Account

Performance as of June 30, 2017

CREF Global Equities Account			Total return		Average annual total return				Estimated annual operating
	Ticker	Inception date	6 months	1 year	5 years		10 years		expenses	*
Class R1	QCGLRX	5/1/1992	11.06%	18.37%	10.92%		3.85%		0.715%
Class R2	QCGLPX	4/24/2015	11.21	18.70	11.06	†	3.91	†	0.440
Class R3	QCGLIX	4/24/2015	11.26	18.81	11.11	†	3.93	†	0.330
MSCI World Index		—	10.66	18.20	11.38		3.97		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ latest prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2017

CREF Global Equities Account	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period (1/1/17–6/30/17	* )
Actual return
Class R1	$1,000.00	$1,110.59	$3.82
Class R2	1,000.00	1,112.08	2.41
Class R3	1,000.00	1,112.57	1.99
5% annual hypothetical return
Class R1	1,000.00	1,021.17	3.66
Class R2	1,000.00	1,022.51	2.31
Class R3	1,000.00	1,022.91	1.91

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The account’s annualized six-month expense ratios for that period were 0.73% for Class R1, 0.46% for Class R2 and 0.38% for Class R3.

For more information about this expense example, please see page 9.

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CREF Global Equities Account

Account profile
as of 6/30/2017
Net assets	$19.23 billion
Portfolio turnover rate	22%
Number of holdings	2,035
Weighted median market capitalization	$48.17 billion
Price/earnings ratio (weighted 12-month trailing average)†	22.9

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
Sector	% of net assets as of 6/30/2017
Financials	18.1
Information technology	16.8
Consumer discretionary	13.6
Health care	11.6
Industrials	11.5
Consumer staples	7.8
Materials	6.2
Energy	6.1
Real estate	2.3
Telecommunication services	2.2
Utilities	2.1
Short-term investments, other assets & liabilities, net	1.7
Total	100.0
Holdings by company size
Market capitalization	% of equity investments as of 6/30/2017
More than $50 billion	48.9
More than $15 billion–$50 billion	27.9
More than $2 billion–$15 billion	21.4
$2 billion or less	1.8
Total	100.0

Holdings by country
% of portfolio investments as of 6/30/2017
United States	58.4
Japan	7.6
United Kingdom	5.1
France	3.7
Canada	2.9
Germany	2.7
Switzerland	2.6
Netherlands	2.5
40 other nations	10.9
Short-term investments	3.6
Total	100.0

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CREF Growth Account

Performance for the six months ended June 30, 2017

The CREF Growth Account returned 14.76% for the period, compared with the 13.99% return of its benchmark, the Russell 1000® Growth Index. For the twelve months ended June 30, 2017, the account returned 20.52%, versus 20.42% for the index. (All returns for the account are for Class R1.)

During the six-month period, the domestic economy continued to grow, but at a slower pace. Unemployment remained low, ending the period at 4.4%. The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. Inflation remained stable, with annual core inflation, which includes all items except food and energy, rising 1.7% for the twelve months ended June 30, 2017. The broad U.S. stock market, as measured by the Russell 3000® Index, rose 8.93%. Growth stocks outperformed value stocks by a wide margin, while large caps outperformed mid- and small-cap stocks for the period. (Returns by investment style and market capitalization are based on the Russell indexes.)

For the ten years ended June 30, 2017, the Russell 1000 Growth Index posted an annual average return of 8.91%, versus the 5.57% average annual return of the Russell 1000® Value Index.

The account posts double-digit gains, outperforms its benchmark

Nine of the eleven industry sectors of the Russell 1000 Growth Index generated positive returns for the six months. Information technology (up 19.1%), health care (up 16.8%) and consumer discretionary (up 12.7%) contributed most to the index’s total return given their substantial weights. Together, these three sectors represented more than two-thirds of the total market capitalization of the index on June 30, 2017. The financials, materials and industrials sectors also delivered double-digit gains. Energy (down 17.2%) was the worst-performing sector as oil prices declined over the period. Telecommunication services (down 12.4%) also suffered losses. However, both sectors had minimal impact on the index’s performance due to their low weights.

The account outperformed its benchmark during the reporting period, primarily due to favorable security selections. An underweight position in poorly performing telecommunication services provider Verizon Communications had the largest impact on the account’s outperformance, followed by overweight positions in Internet provider IAC/InterActive and software firm Adobe Systems, both of which delivered strong double-digit returns for the six-month period.

By contrast, these positive factors were tempered by account positions that detracted from its relative returns. The most significant was an overweight position in oil and gas company EOG Resources, which was hurt by lower crude oil prices, followed by nonbenchmark positions in banking firm Synchrony Financial, which declined as a result of poor first-quarter earnings, and energy company Concho Resources, which was also hurt by the decline in oil prices.

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CREF Growth Account

Performance as of June 30, 2017

CREF Growth Account					Average annual				Estimated annual
			Total return		total return				operating
	Ticker	Inception date	6 months	1 year	5 years		10 years		expenses	*
Class R1	QCGRRX	4/29/1994	14.76%	20.52%	15.02%		8.61%		0.650%
Class R2	QCGRPX	4/24/2015	14.91	20.85	15.16	†	8.68	†	0.375
Class R3	QCGRIX	4/24/2015	14.96	20.97	15.21	†	8.70	†	0.265
Russell 1000® Growth Index		—	13.99	20.42	15.30		8.91		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ latest prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2017

CREF Growth Account	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period (1/1/17–6/30/17	* )
Actual return
Class R1	$1,000.00	$1,147.58	$3.35
Class R2	1,000.00	1,149.11	1.92
Class R3	1,000.00	1,149.62	1.44
5% annual hypothetical return
Class R1	1,000.00	1,021.67	3.16
Class R2	1,000.00	1,023.01	1.81
Class R3	1,000.00	1,023.46	1.35

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The account’s annualized six-month expense ratios for that period were 0.63% for Class R1, 0.36% for Class R2 and 0.27% for Class R3.

For more information about this expense example, please see page 9.

College Retirement Equities Fund ■ 2017 Semiannual Report	17

CREF Growth Account

Account profile
as of 6/30/2017
Net assets	$23.11 billion
Portfolio turnover rate	26%
Number of holdings	654
Weighted median market capitalization	$69.91 billion
Price/earnings ratio (weighted 12-month trailing average)†	26.3

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
% of net assets
Sector	as of 6/30/2017
Information technology	38.1
Consumer discretionary	21.0
Health care	14.3
Industrials	10.0
Consumer staples	5.6
Financials	4.0
Materials	3.7
Energy	0.9
Real estate	0.8
Telecommunication services	0.7
Short-term investments, other assets & liabilities, net	0.9
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 6/30/2017
More than $50 billion	57.7
More than $15 billion–$50 billion	26.2
More than $2 billion–$15 billion	15.8
$2 billion or less	0.3
Total	100.0

18	2017 Semiannual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance for the six months ended June 30, 2017

The CREF Equity Index Account returned 8.61% for the period, compared with the 8.93% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2017, the account returned 17.82%, versus 18.51% for the index. (All returns for the account are for Class R1.)

For the six-month period, the account’s return trailed that of its benchmark index primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s return does not. The account had a risk profile similar to that of its benchmark.

During the six-month period, the domestic economy continued to grow, but at a slower pace, while unemployment remained low, ending the period at 4.4%. Inflation remained stable, with annual core inflation, which includes all items except food and energy, rising 1.7% for the twelve months ended June 30, 2017. The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. Growth in consumer spending was modest, while consumer confidence remained upbeat. The broad U.S. stock market, as measured by the Russell 3000 Index, rose 8.93% for the period. Many major stock indexes were at or near all-time highs by the end of the period as investors responded to strong corporate profits and continued to hope for government policies that would further stimulate the economy. Growth stocks outperformed value equities by a wide margin, while large caps outperformed mid- and small-cap stocks for the period. (Returns by investment style and market capitalization are based on the Russell Indexes.)

Most sectors post solid gains

Nine of the eleven industry sectors in the account’s benchmark index delivered positive performance for the six months. Health care (up 16.9%), information technology (up 16.6%) and consumer discretionary (up 11.1%) contributed the most to the index’s total return given their substantial weights. Together, these three sectors represented close to one-half of the total market capitalization of the index on June 30, 2017. Materials (up 9.1%) and utilities (up 8.5%) also produced solid gains, but they had less of an impact on the benchmark’s performance given their low weight. Energy (down 14.0%) was the worst-performing sector as oil prices declined over the period. Telecommunication services (down 9.8%), which was the smallest sector in the index at period-end, also suffered losses.

All of the benchmark’s five largest stocks outperformed the benchmark for the six months. Facebook performed best with sizable double-digit gains, followed closely by Amazon.com. Apple was next in line, rising on investor expectations for sales of its next iPhone. Johnson & Johnson and Microsoft also posted strong results.

College Retirement Equities Fund ■ 2017 Semiannual Report	19

CREF Equity Index Account

Performance as of June 30, 2017

CREF Equity Index Account					Average annual				Estimated annual
			Total return		total return				operating
	Ticker	Inception date	6 months	1 year	5 years		10 years		expenses	*
Class R1	QCEQRX	4/29/1994	8.61%	17.82%	14.05%		6.81%		0.610%
Class R2	QCEQPX	4/24/2015	8.76	18.14	14.19	†	6.87	†	0.335
Class R3	QCEQIX	4/24/2015	8.80	18.26	14.24	†	6.90	†	0.225
Russell 3000® Index		—	8.93	18.51	14.58		7.26		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ latest prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2017

CREF Equity Index Account	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period (1/1/17–6/30/17	* )
Actual return
Class R1	$1,000.00	$1,086.11	$3.05
Class R2	1,000.00	1,087.57	1.66
Class R3	1,000.00	1,088.04	1.24
5% annual hypothetical return
Class R1	1,000.00	1,021.87	2.96
Class R2	1,000.00	1,023.21	1.61
Class R3	1,000.00	1,023.60	1.20

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The account’s annualized six-month expense ratios for that period were 0.59% for Class R1, 0.32% for Class R2 and 0.24% for Class R3.

For more information about this expense example, please see page 9.

20	2017 Semiannual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Account profile
as of 6/30/2017
Net assets	$18.37 billion
Portfolio turnover rate	4%
Number of holdings	2,992
Weighted median market capitalization	$60.56 billion
Price/earnings ratio (weighted 12-month trailing average)†	26.3

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Portfolio composition
% of net assets
Sector	as of 6/30/2017
Information technology	21.0
Financials	15.2
Health care	14.0
Consumer discretionary	12.6
Industrials	10.7
Consumer staples	8.0
Energy	5.6
Real estate	4.1
Materials	3.4
Utilities	3.2
Telecommunication services	2.0
Short-term investments, other assets & liabilities, net	0.2
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 6/30/2017
More than $50 billion	54.2
More than $15 billion–$50 billion	21.7
More than $2 billion–$15 billion	19.9
$2 billion or less	4.2
Total	100.0

College Retirement Equities Fund ■ 2017 Semiannual Report	21

CREF Bond Market Account

Performance for the six months ended June 30, 2017

The CREF Bond Market Account returned 2.42% for the period, compared with 2.27% for its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2017, the account returned 0.22%, versus –0.31% for the index. (All returns for the account are for Class R1.)

During the six-month period, the domestic economy continued to grow, but at a slower pace. The national unemployment rate touched a 16-year low of 4.3% in May and ended the period slightly higher at 4.4%. Consumer spending growth was modest, while consumer confidence remained upbeat. Inflation remained stable, with annual core inflation, which includes all items except food and energy, rising 1.7% for the twelve months ended June 30, 2017. The price of oil declined during the period and the U.S. dollar fell slightly against other major international currencies.

The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. The Fed’s actions contributed to rising yields on short-term U.S. Treasury securities, but yields on 10- and 30-year Treasury bonds fell during the period, reflecting potential concerns about the pace of growth in the second half of 2017 (bond yields move in the opposite direction of prices). Among specific sectors, corporates and municipals continued to have solid returns. Around the world, central bankers in Europe, the United Kingdom and Japan maintained low interest rates and left asset-purchasing programs in place.

Corporate bonds help the account to outperform its benchmark

For the six-month period, the benchmark’s returns were driven primarily by corporate bonds, which gained 3.8% and accounted for 25.5% of the index’s total market capitalization. U.S. Treasuries, the largest index sector at 36.4%, and mortgage-backed securities, with a weighting of 27.8%, rose 1.9% and 1.4%, respectively. All sectors in the benchmark had positive performance, with notable gains from municipals, which returned 5.4%, and government credit securities, which returned 3.1%.

The account outperformed during the period, primarily due to an overweight position and favorable yield curve positioning in corporate bonds. The commercial mortgage-backed securities sector was the next-largest contributor, benefiting from favorable security selection and yield curve positioning, followed by asset-backed securities, in which yield curve positioning was also the primary factor aiding the account’s relative performance.

The gains from those sectors were partially offset by unfavorable yield curve positioning in the U.S Treasury sector. A small cash position and unfavorable yield curve positioning in mortgage-backed securities further detracted from the account’s relative performance.

22	2017 Semiannual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance as of June 30, 2017

CREF Bond Market Account					Average annual				Estimated annual
			Total return		total return				operating
	Ticker	Inception date	6 months	1 year	5 years		10 years		expenses	*
Class R1	QCBMRX	3/1/1990	2.42%	0.22%	2.30%		4.13%		0.675%
Class R2	QCBMPX	4/24/2015	2.56	0.50	2.42	†	4.19	†	0.400
Class R3	QCBMIX	4/24/2015	2.61	0.59	2.47	†	4.21	†	0.290
Bloomberg Barclays U.S. Aggregate Bond Index		—	2.27	–0.31	2.21		4.48		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ latest prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2017

CREF Bond Market Account	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period (1/1/17–6/30/17	* )
Actual return
Class R1	$1,000.00	$1,024.23	$3.36
Class R2	1,000.00	1,025.61	1.96
Class R3	1,000.00	1,026.06	1.56
5% annual hypothetical return
Class R1	1,000.00	1,021.47	3.36
Class R2	1,000.00	1,022.86	1.96
Class R3	1,000.00	1,023.26	1.56

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The account’s annualized six-month expense ratios for that period were 0.67% for Class R1, 0.39% for Class R2 and 0.31% for Class R3.

For more information about this expense example, please see page 9.

College Retirement Equities Fund ■ 2017 Semiannual Report	23

CREF Bond Market Account

Account profile
as of 6/30/2017
Net assets	$13.69 billion
Portfolio turnover rate	88%
Portfolio turnover rate, excluding mortgage dollar roll transactions	49%
Number of issues	1,828
Option-adjusted duration†	5.82 years
Average maturity‡	8.07 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition
% of net assets as of 6/30/2017
Corporate bonds	26.3
Mortgage-backed securities	19.7
Foreign government & corporate bonds denominated in U.S. dollars	14.9
U.S. Treasury securities	14.4
Asset-backed securities	9.1
Commercial mortgage-backed securities	8.2
Municipal bonds	3.2
U.S. agency securities	1.5
Bank loan obligations	0.7
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	1.9
Total	100.0
Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 6/30/2017
Less than 1 year	7.0
1–3 years	12.3
3–5 years	21.3
5–10 years	43.4
Over 10 years	16.0
Total	100.0

Holdings by credit quality#
% of fixed-income investments (excluding short-term investments) as of 6/30/2017
Aaa/AAA	46.9
Aa/AA	7.7
A/A	14.0
Baa/BBB	23.7
Ba/BB	3.5
B/B	2.0
Below B/B	1.3
Non-rated	0.9
Total	100.0

#	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

24	2017 Semiannual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance for the six months ended June 30, 2017

The CREF Inflation-Linked Bond Account returned 0.45% for the period, compared with the 0.65% return of its benchmark, the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. For the twelve months ended June 30, 2017, the account returned –0.82% versus –0.26% for the index. (All returns for the account are for Class R1.)

During the six-month period, the domestic economy continued to grow, but at a slower pace. The national unemployment rate touched a 16-year low of 4.3% in May and ended the period slightly higher at 4.4%. Consumer spending growth was modest, while consumer confidence remained upbeat. Year-over-year core inflation, which is measured by the Consumer Price Index and includes all items except food and energy, decreased from 2.2% in December 2016 to 1.7% as of June 30, 2017. Crude oil prices, a commonly used indicator of inflationary pressures, fell almost 15% from just under $54 per barrel at the start of the period to $46 on June 30, 2017.

The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. The Fed’s actions contributed to rising yields on short-term U.S. Treasury securities, but yields on 10- and 30-year Treasury bonds fell during the period, reflecting potential concerns about the pace of growth in the second half of 2017 (bond yields move in the opposite direction of prices).

TIPS trail the broader market

For the six months, the return of the TIPS 1–10 Year Index trailed the 2.27% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. Modest economic growth and low inflation led to gains from most fixed-income securities, particularly those with longer maturities.

The account underperformed its benchmark primarily due to its expense charge. The account’s return includes a deduction for expenses, while the benchmark’s does not. Since the account’s portfolio resembled the composition of its benchmark, the above discussion of the benchmark’s performance also applies to the account’s performance.

During the period, the account’s portfolio managers kept the account’s duration—a measure of its sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year Index. This strategy helped the account’s risk and reward characteristics to more closely resemble those of its benchmark.

College Retirement Equities Fund ■ 2017 Semiannual Report	25

CREF Inflation-Linked Bond Account

Performance as of June 30, 2017

CREF Inflation-Linked Bond Account					Average annual				Estimated annual
			Total return		total return				operating
	Ticker	Inception date	6 months	1 year	5 years		10 years		expenses	*
Class R1	QCILRX	5/1/1997	0.45%	–0.82%	–0.26%		3.74%		0.625%
Class R2	QCILPX	4/24/2015	0.59	–0.54	–0.14	†	3.81	†	0.350
Class R3	QCILIX	4/24/2015	0.63	–0.45	–0.10	†	3.83	†	0.240
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index		—	0.65	–0.26	0.28		3.57		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ latest prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2017

CREF Inflation-Linked Bond Account	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period (1/1/17–6/30/17	* )
Actual return
Class R1	$1,000.00	$1,004.54	$2.98
Class R2	1,000.00	1,005.89	1.64
Class R3	1,000.00	1,006.33	1.19
5% annual hypothetical return
Class R1	1,000.00	1,021.82	3.01
Class R2	1,000.00	1,023.16	1.66
Class R3	1,000.00	1,023.60	1.20

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The account’s annualized six-month expense ratios for that period were 0.60% for Class R1, 0.33% for Class R2 and 0.24% for Class R3.

For more information about this expense example, please see page 9.

26	2017 Semiannual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Account profile
as of 6/30/2017
Net assets	$6.67 billion
Portfolio turnover rate	12%
Number of issues	45
Option-adjusted duration†	5.30 years
Average maturity‡	5.60 years

†	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
‡	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

Portfolio composition
% of net assets as of 6/30/2017
U.S. Treasury securities	98.5
U.S. agency securities	0.6
Mortgage-backed securities	0.2
Foreign government & corporate bonds denominated in U.S. dollars	0.1
Short-term investments, other assets & liabilities, net	0.6
Total	100.0
Holdings by maturity
% of fixed-income investments (excluding short-term investments) as of 6/30/2017
Less than 1 year	1.9
1–3 years	21.2
3–5 years	27.7
5–10 years	37.6
Over 10 years	11.6
Total	100.0

College Retirement Equities Fund ■ 2017 Semiannual Report	27

CREF Social Choice Account

Performance for the six months ended June 30, 2017

The CREF Social Choice Account returned 6.87% for the period, compared with the 6.92% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Bloomberg Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2017, the account returned 10.60% versus 10.87% for the benchmark. The account uses certain social criteria, while the benchmark does not. (All returns for the account are for Class R1.)

Because of its social criteria, the account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. Avoiding these companies produced mixed results, but the net effect was that the account performed in line with its benchmark.

The account’s domestic holdings slightly outperformed the Russell 3000 Index component of its benchmark. Among stocks the account excluded, avoiding Exxon Mobil, General Electric and AT&T contributed the most, while exclusions of Apple, Amazon.com and Facebook were the biggest detractors. The account’s international holdings underperformed the MSCI EAFE+Canada Index. Avoiding Swiss food and beverage company Nestlé, Spanish banking services provider Banco Santander and Pan-Asian life insurance firm AIA Group detracted. However, omitting some MSCI index stocks—namely energy giant Royal Dutch Shell, Japanese auto manufacturer Toyota and British oil and natural gas producer BP—aided the account’s performance relative to this index.

Stock decisions kept performance in line with the benchmark

To compensate for the account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.

Among domestic companies held in the account, notable contributors to performance versus the Russell 3000 Index were overweight investments in electric car maker Tesla, computer graphics company NVIDIA and information technology firm Altaba. By contrast, overweights in AutoZone, Verizon and Schlumberger all detracted.

Compared to the MSCI EAFE+Canada Index, the account’s main detractors were overweight holdings in Canada-based integrated oil company Cenovus Energy, British telecommunications firm BT Group and Japanese automaker Subaru. On the upside, overweights in French luxury goods company Kering, Italian bank Intesa Sanpaolo and Swedish auto maker Volvo were all beneficial.

The account’s fixed-income component outperformed the Bloomberg Barclays U.S. Aggregate Bond Index, which gained 2.27% for the six months. The account’s top contributors were municipal, government agency and corporate bonds. The account’s allocation to U.S. Treasury securities detracted the most.

28	2017 Semiannual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance as of June 30, 2017

CREF Social Choice Account					Average annual				Estimated annual
			Total return		total return				operating
	Ticker	Inception date	6 months	1 year	5 years		10 years		expenses	*
Class R1	QCSCRX	3/1/1990	6.87%	10.60%	8.36%		5.36%		0.650%
Class R2	QCSCPX	4/24/2015	7.01	10.90	8.50	†	5.42	†	0.375
Class R3	QCSCIX	4/24/2015	7.06	11.01	8.54	†	5.44	†	0.265
CREF Social Choice Composite Benchmark‡		—	6.92	10.87	8.70		5.57		—
Broad market index Russell 3000® Index		—	8.93	18.51	14.58		7.26		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The estimated annual operating expenses are taken from the accounts’ latest prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
†	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	On June 30, 2017, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000 Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI EAFE+Canada Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2017

CREF Social Choice Account	Beginning account value (1/1/17)	Ending account value (6/30/17)	Expenses paid during period (1/1/17–6/30/17	* )
Actual return
Class R1	$1,000.00	$1,068.67	$3.23
Class R2	1,000.00	1,070.11	1.85
Class R3	1,000.00	1,070.58	1.39
5% annual hypothetical return
Class R1	1,000.00	1,021.67	3.16
Class R2	1,000.00	1,023.01	1.81
Class R3	1,000.00	1,023.46	1.35

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The account’s annualized six-month expense ratios for that period were 0.63% for Class R1, 0.36% for Class R2 and 0.27% for Class R3.

For more information about this expense example, please see page 9.

College Retirement Equities Fund ■ 2017 Semiannual Report	29

CREF Social Choice Account

Account profile
as of 6/30/2017
Net assets	$13.97 billion
Portfolio turnover rate	37%
Portfolio turnover rate, excluding mortgage dollar roll transactions	21%

Equity segment	U.S.	International
Number of holdings	838	364
Weighted median market capitalization	$45.29 billion	$31.64 billion
Price/earnings ratio (weighted 12-month trailing average)†	25.4	17.4
Fixed-income segment
Number of issues		781
Option-adjusted duration‡		5.73 years
Average maturity§		8.84 years

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in an account’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.
Portfolio composition
% of net assets
as of 6/30/2017
Equities	60.1
Long-term bonds	39.2
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Holdings by company size
% of equity investments
Market capitalization	as of 6/30/2017
More than $50 billion	40.9
More than $15 billion–$50 billion	39.2
More than $2 billion–$15 billion	17.4
$2 billion or less	2.5
Total	100.0

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2017
Less than 1 year	5.2
1–3 years	15.0
3–5 years	18.9
5–10 years	39.4
Over 10 years	21.5
Total	100.0

30	2017 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

Performance for the six months ended June 30, 2017

The CREF Money Market Account returned 0.05% for the period, compared with the 0.15% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. (All returns for the account are for Class R1.)

During the six-month period, the domestic economy continued to grow, but at a slower pace. The national unemployment rate touched a 16-year low of 4.3% in May and ended the period slightly higher at 4.4%. Consumer spending growth was modest, while consumer confidence remained upbeat. Inflation remained stable, with annual core inflation, which includes all items except food and energy, rising 1.7% for the twelve months ended June 30, 2017.

The Federal Reserve raised the federal funds target rate twice during the period, first to 0.75%–1.00% and then to 1.00%–1.25%. As a result of the Fed’s actions and signals, yields on LIBOR—a key interest-rate benchmark for money market funds—saw impressive gains. For the six months, one-month LIBOR yields increased substantially, rising from 0.77% on January 3, 2017, to 1.22% on June 30, 2017. Over the same period, three-month LIBOR rose from 1.00% to 1.30%; six-month LIBOR rose from 1.32% to 1.45%; and twelve-month LIBOR rose from 1.69% to 1.74%. (LIBOR is an indication of the interest rates that banks offer to lend funds to one another in the international interbank market and is the most widely used benchmark for short-term rates.)

The account shows a positive return but lags the iMoneyNet average

In this environment of rising interest rates, the return of the Money Market Account lagged that of the iMoneyNet government fund average for the six-month period, primarily due to the effect of expenses. In pursuit of additional yield, the account sought to purchase floating-rate government agency paper. This strategy was generally successful due to the increase in short-term interest rates during the period (floating-rate securities adjust more quickly to interest-rate changes than fixed-rate securities). As of June 27, 2017, the account’s weighted average maturity was 49 days, versus 33 days for the iMoneyNet government fund average, and this positioning was generally helpful for the account’s performance. (iMoneyNet releases their data on a weekly basis, and June 27 was the last date of release for the month.)

In response to the historically low interest rates since 2009, part or all of the 12b-1 distribution and/or administrative expenses for Class R1 of the Money Market Account were voluntarily waived by TIAA for part of the reporting period. Class R2 and Class R3 did not waive expenses during the reporting period. For more information, please see page 32 or the Notes to the Financial Statements.

College Retirement Equities Fund ■ 2017 Semiannual Report	31

CREF Money Market Account

Net annualized yield for the 7 days ended June 27, 2017*

	Current yield	Effective yield
CREF Money Market Account†
Class R1	0.27%	0.27%
Class R2	0.50	0.50
Class R3	0.55	0.55
iMoneyNet Money Fund Averages™—All Government‡	0.52	0.52

The current yield more closely reflects current earnings than does the total return.

* Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2017

CREF Money Market Account†									Estimated
					Average annual				annual
			Total return		total return				operating
	Ticker	Inception date	6 months	1 year	5 years		10 years		expenses	§
Class R1	QCMMRX	4/1/1988	0.05%	0.05%	0.01%		0.50%		0.615%
Class R2	QCMMPX	4/24/2015	0.14	0.18	0.04	#	0.51	#	0.340
Class R3	QCMMIX	4/24/2015	0.18	0.25	0.06	#	0.52	#	0.230
iMoneyNet Money Fund Averages—All Government‡		—	0.15	0.20	0.05		0.41		—

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You could lose money by investing in the Money Market Account. Because the accumulation unit value of the account will fluctuate, the value of your investment may increase or decrease. An investment in the account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The account’s sponsor has no legal obligation to provide support to the account, and you should not expect that the sponsor will provide financial support to the account at any time. The current yield more closely reflects current earnings than does the total return.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit.

†	Between July 16, 2009 and April 14, 2017, TIAA agreed to voluntarily withhold (“waive”) a portion of the 12b-1 distribution and/or administrative expenses for each class of the CREF Money Market Account when a class’s yield was less than zero. Without this waiver, the effective yields and total returns of the Money Market Account would have been lower. TIAA may, for a period of three years after the date an amount was waived, recover from the Money Market Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the class’s yield (net of all other expenses) on that day. As a result of the share class conversion on April 24, 2015, previously recoverable amounts have been allocated to the various classes.
§	The estimated annual operating expenses are taken from the account’s latest prospectus. Expenses are estimated each year based on projected expense and asset levels. Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results.
#	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
‡	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating rate

32	2017 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

notes, and you cannot invest directly in it. Effective October 1, 2016, the iMoneyNet Money Fund Averages—All Taxable peer group was changed to the iMoneyNet Money Fund Averages—All Government.

Expense example

Six months ended June 30, 2017

	Beginning	Ending	Expenses paid
	account value	account value	during period	*
CREF Money Market Account	(1/1/17)	(6/30/17)	(1/1/17–6/30/17)
Actual return
Class R1	$1,000.00	$1,000.47	$3.03
Class R2	1,000.00	1,001.44	2.08
Class R3	1,000.00	1,001.76	1.74
5% annual hypothetical return
Class R1	1,000.00	1,021.77	3.06
Class R2	1,000.00	1,022.71	2.11
Class R3	1,000.00	1,023.06	1.76

*	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2017. The account’s annualized six-month expense ratios for that period were 0.61% for Class R1, 0.42% for Class R2 and 0.35% for Class R3. The expense charges of the account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower. This waiver was terminated on April 14, 2017.

For more information about this expense example, please see page 9.

Account profile

as of 6/30/2017
Net assets	$9.57 billion

Number of holdings	227

Portfolio composition

% of net assets
as of 6/30/2017
U.S. government agency securities	59.6

U.S. Treasury securities	21.1
Floating-rate securities, government	19.3
Total	100.0

College Retirement Equities Fund ■ 2017 Semiannual Report	33

Summary portfolio of investments (unaudited)

CREF Stock Account  ■  June 30, 2017

				Value	% of net
Principal		Issuer		(000)	assets
BONDS
CORPORATE BONDS
DIVERSIFIED FINANCIALS				$327	0.0%
		TOTAL CORPORATE BONDS	(Cost $466)	327	0.0

GOVERNMENT BONDS
U.S. TREASURY SECURITIES				298	0.0
		TOTAL GOVERNMENT BONDS	(Cost $302)	298	0.0
		TOTAL BONDS	(Cost $768)	625	0.0

Shares		Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS				2,205,162	1.8
BANKS
43,254,482	n	Bank of America Corp		1,049,354	0.9
8,460,352		Citigroup, Inc		565,828	0.5
12,626,924		JPMorgan Chase & Co		1,154,101	1.0
17,661,819		Wells Fargo & Co		978,641	0.8
		Other		6,972,636	5.8
				10,720,560	9.0
CAPITAL GOODS
2,612,596		3M Co		543,916	0.5
22,010,495		General Electric Co		594,503	0.5
4,631,541		Honeywell International, Inc		617,338	0.5
		Other		7,935,681	6.6
				9,691,438	8.1
COMMERCIAL & PROFESSIONAL SERVICES				1,146,272	1.0
CONSUMER DURABLES & APPAREL				2,509,134	2.0
CONSUMER SERVICES
2,332,858		McDonald’s Corp		357,300	0.3
		Other		2,366,511	2.0
				2,723,811	2.3
DIVERSIFIED FINANCIALS
8,505,602		Morgan Stanley		379,010	0.3
		Other		3,785,923	3.2
				4,164,933	3.5
ENERGY
5,519,549		Chevron Corp		575,854	0.5
4,840,683		EOG Resources, Inc		438,179	0.3
10,261,254	d	Exxon Mobil Corp		828,391	0.7
		Other		5,271,693	4.5
				7,114,117	6.0

34	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ■  June 30, 2017

			Value	% of net
Shares		Company	(000)	assets
FOOD & STAPLES RETAILING
5,078,299		Wal-Mart Stores, Inc	$384,326	0.3%
		Other	1,241,025	1.1
			1,625,351	1.4
FOOD, BEVERAGE & TOBACCO
4,680,242		Altria Group, Inc	348,538	0.3
7,751,632		Coca-Cola Co	347,661	0.3
3,901,416		PepsiCo, Inc	450,574	0.4
4,640,316		Philip Morris International, Inc	545,005	0.5
		Other	4,245,386	3.5
			5,937,164	5.0
HEALTH CARE EQUIPMENT & SERVICES
8,070,953		Abbott Laboratories	392,329	0.3
2,859,226		UnitedHealth Group, Inc	530,158	0.5
		Other	4,344,463	3.6
			5,266,950	4.4
HOUSEHOLD & PERSONAL PRODUCTS
6,487,029		Procter & Gamble Co	565,345	0.4
		Other	1,403,708	1.2
			1,969,053	1.6
INSURANCE
7,962,092		American International Group, Inc	497,790	0.4
4,353,452	*	Berkshire Hathaway, Inc (Class B)	737,344	0.6
3,292,111		Chubb Ltd	478,607	0.4
		Other	3,271,072	2.8
			4,984,813	4.2
MATERIALS
7,232,297		Dow Chemical Co	456,141	0.4
		Other	5,565,822	4.6
			6,021,963	5.0
MEDIA
17,945,833		Comcast Corp (Class A)	698,452	0.6
4,466,857		Walt Disney Co	474,604	0.4
		Other	1,999,251	1.7
			3,172,307	2.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,612,749		Allergan plc	392,043	0.3
2,675,911	*	Celgene Corp	347,520	0.3
8,594,835		Johnson & Johnson	1,137,011	0.9
8,649,744		Merck & Co, Inc	554,362	0.5
16,661,227		Pfizer, Inc	559,651	0.5
		Other	5,975,734	5.0
			8,966,321	7.5
REAL ESTATE			4,394,183	3.7

See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	35

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ■  June 30, 2017

				Value	% of net
Shares		Company		(000)	assets
RETAILING
1,378,135	*	Amazon.com, Inc		$1,334,035	1.1%
4,709,319	n	Home Depot, Inc		722,410	0.6
		Other		2,775,470	2.3
				4,831,915	4.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,640,384	n	Broadcom Ltd		382,292	0.3
11,052,128	n	Intel Corp		372,899	0.3
170,651		Samsung Electronics Co Ltd		355,435	0.3
		Other		2,815,109	2.4
				3,925,735	3.3
SOFTWARE & SERVICES
912,746	*	Alphabet, Inc (Class A)		848,562	0.7
1,090,951	*	Alphabet, Inc (Class C)		991,380	0.8
7,810,601	*	Facebook, Inc		1,179,244	1.0
21,613,229	n	Microsoft Corp		1,489,800	1.2
13,127,588		Oracle Corp		658,217	0.6
4,500,183	*	salesforce.com, Inc		389,716	0.3
10,756,714		Tencent Holdings Ltd		385,896	0.3
7,431,192		Visa, Inc (Class A)		696,897	0.6
		Other		6,152,587	5.2
				12,792,299	10.7
TECHNOLOGY HARDWARE & EQUIPMENT
16,228,502	l,n	Apple, Inc		2,337,229	1.9
17,825,947	n	Cisco Systems, Inc		557,952	0.5
		Other		2,637,473	2.2
				5,532,654	4.6
TELECOMMUNICATION SERVICES
19,538,088		AT&T, Inc		737,172	0.6
12,045,251		Verizon Communications, Inc		537,941	0.5
		Other		1,598,441	1.3
				2,873,554	2.4
TRANSPORTATION
4,041,115		Union Pacific Corp		440,118	0.4
		Other		2,315,630	1.9
				2,755,748	2.3
UTILITIES				3,319,583	2.8
		TOTAL COMMON STOCKS	(Cost $102,451,562)	118,645,020	99.3

PURCHASED OPTIONS
DIVERSIFIED FINANCIALS				181	0.0
FOOD, BEVERAGE & TOBACCO				2	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				76	0.0
RETAILING				15	0.0

36	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account  ■  June 30, 2017

			Value		% of net
Shares	Company		(000)		assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			$0	^	0.0%
SOFTWARE & SERVICES			1,584		0.0
TECHNOLOGY HARDWARE & EQUIPMENT			1		0.0
TOTAL PURCHASED OPTIONS		(Cost $2,319)	1,859		0.0

PREFERRED STOCKS
BANKS			19,211		0.0
CAPITAL GOODS			106		0.0
DIVERSIFIED FINANCIALS			2,362		0.0
ENERGY			391		0.0
MATERIALS			60		0.0
REAL ESTATE			17		0.0
TOTAL PREFERRED STOCKS		(Cost $24,148)	22,147		0.0

RIGHTS / WARRANTS
AUTOMOBILES & COMPONENTS			1,450		0.0
CAPITAL GOODS			14		0.0
CONSUMER DURABLES & APPAREL			289		0.0
DIVERSIFIED FINANCIALS			6,949		0.0
ENERGY			108		0.0
FOOD, BEVERAGE & TOBACCO			5		0.0
FOOD & STAPLES RETAILING			0		0.0
HEALTH CARE EQUIPMENT & SERVICES			4		0.0
MEDIA			10		0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			67		0.0
REAL ESTATE			37		0.0
SOFTWARE & SERVICES			174		0.0
TELECOMMUNICATION SERVICES			17		0.0
TRANSPORTATION			0	^	0.0
TOTAL RIGHTS / WARRANTS		(Cost $8,494)	9,124		0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			157,663		0.1
TREASURY DEBT			508,598		0.4

See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	37

Summary portfolio of investments (unaudited)	concluded

CREF Stock Account  ■  June 30, 2017

				Value	% of net
Principal		Issuer		(000)	assets
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT				$480,000	0.4%
REPURCHASE AGREEMENT
$360,000,000	r	Royal Bank of Scotland	1.06%, 07/07/17	360,000	0.3
	s	Other Repurchase Agreements	1.000%–1.130%, 07/03/17–07/07/17	1,526,706	1.3
				1,886,706	1.6
VARIABLE RATE SECURITIES				71,232	0.1
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				2,437,938	2.1
		TOTAL SHORT-TERM INVESTMENTS	(Cost $3,104,329)	3,104,199	2.6

		TOTAL PORTFOLIO	(Cost $105,591,620)	121,782,974	101.9
		OTHER ASSETS & LIABILITIES, NET		(2,246,406)	(1.9)
		NET ASSETS		$119,536,568	100.0%

*	Non-income producing
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r	Agreement with Royal Bank of Scotland, 1.06% dated 6/30/17 to be repurchased at $360,000,000 on 7/7/17, collateralized by U.S. Government Agency Securities valued at $367,204,000.
s	Agreements, 1.00%–1.13% dated 6/29/17–6/30/17 to be repurchased at $1,526,706,000 on 7/3/17–7/7/17, collateralized by U.S. Government Agency Securities valued at $1,557,257,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/17, the aggregate value of securities on loan is $2,307,764,000.

At 6/30/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $590,172,000 or 0.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

38	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary of market values by country (unaudited)

CREF Stock Account  ■  June 30, 2017

		% of
	Value	total
Country	(000)	portfolio
DOMESTIC
UNITED STATES	$85,467,046	70.2%
TOTAL DOMESTIC	85,467,046	70.2

FOREIGN
ARGENTINA	28,850	0.0
AUSTRALIA	1,372,934	1.1
AUSTRIA	227,060	0.2
BELGIUM	169,484	0.2
BERMUDA	131,375	0.1
BRAZIL	579,749	0.5
CANADA	2,381,709	2.0
CAYMAN ISLANDS	5,194	0.0
CHILE	98,214	0.1
CHINA	2,407,611	2.0
COLOMBIA	44,690	0.0
CYPRUS	64	0.0
CZECH REPUBLIC	20,881	0.0
DENMARK	481,374	0.4
EGYPT	17,004	0.0
FAROE ISLANDS	4,528	0.0
FINLAND	278,972	0.2
FRANCE	3,012,430	2.5
GEORGIA	5,893	0.0
GERMANY	2,196,181	1.8
GHANA	1,882	0.0
GREECE	39,724	0.0
GUERNSEY, C.I.	314	0.0
HONG KONG	876,890	0.7
HUNGARY	27,845	0.0
INDIA	840,946	0.7
INDONESIA	202,287	0.2
IRELAND	352,903	0.3
ISLE OF MAN	5,975	0.0
ISRAEL	190,048	0.2
ITALY	795,242	0.7
JAPAN	5,903,355	4.8
JERSEY, C.I.	12,103	0.0
		% of
	Value	total
Country	(000)	portfolio
JORDAN	$758	0.0%
KOREA, REPUBLIC OF	1,368,339	1.1
LUXEMBOURG	111,584	0.1
MACAU	4,743	0.0
MALAYSIA	179,467	0.1
MALTA	8,354	0.0
MEXICO	297,029	0.2
MONACO	7,912	0.0
NETHERLANDS	1,249,198	1.0
NEW ZEALAND	96,992	0.1
NORWAY	198,869	0.2
PAKISTAN	5,411	0.0
PANAMA	16,043	0.0
PERU	35,383	0.0
PHILIPPINES	125,343	0.1
POLAND	101,045	0.1
PORTUGAL	42,068	0.0
PUERTO RICO	30,608	0.0
QATAR	39,716	0.0
ROMANIA	3,001	0.0
RUSSIA	217,369	0.2
SINGAPORE	349,225	0.3
SOUTH AFRICA	533,024	0.5
SPAIN	683,702	0.6
SRI LANKA	5,758	0.0
SWEDEN	554,625	0.5
SWITZERLAND	1,782,687	1.5
TAIWAN	1,246,695	1.0
THAILAND	205,733	0.2
TURKEY	117,910	0.1
UNITED ARAB EMIRATES	60,212	0.0
UNITED KINGDOM	3,886,066	3.2
URUGUAY	22,944	0.0
ZAMBIA	14,404	0.0
TOTAL FOREIGN	36,315,928	29.8

TOTAL PORTFOLIO	$121,782,974	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	39

Summary portfolio of investments (unaudited)

CREF Global Equities Account  ■  June 30, 2017

Value	% of net
Shares	Company	(000)	assets
COMMON STOCKS
ARGENTINA	$6,592	0.0%
AUSTRALIA	278,282	1.5
AUSTRIA	66,682	0.3
BELGIUM	18,019	0.1
BERMUDA	8,528	0.0
BRAZIL	59,368	0.3
CANADA	561,763	2.9
CHILE	275	0.0
CHINA	142,139	0.7
CZECH REPUBLIC	3,797	0.0
DENMARK	147,538	0.8
FINLAND	104,933	0.5
FRANCE	733,884	3.8
GERMANY
460,008	Linde AG.	87,564	0.5
Other	445,892	2.3
533,456	2.8
HONG KONG	159,138	0.8
HUNGARY	11,067	0.1
INDIA	64,860	0.3
INDONESIA	1,410	0.0
IRELAND	173,221	0.9
ISRAEL	7,340	0.0
ITALY	174,026	0.9
JAPAN
2,774,360	Sony Corp	105,824	0.6
1,428,017	Toyota Motor Corp	75,062	0.4
Other	1,312,061	6.8
1,492,947	7.8
JERSEY, C.I.	548	0.0
JORDAN	192	0.0
KOREA, REPUBLIC OF	45,737	0.2
LUXEMBOURG	60,777	0.3
MACAU	219	0.0
MALAYSIA	9,313	0.1

40	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ■  June 30, 2017

			Value	% of net
Shares		Company	(000)	assets
MEXICO			$5,144	0.0%
NETHERLANDS
617,578		ASML Holding NV	80,503	0.4
10,106,877		ING Groep NV	174,472	0.9
		Other	233,908	1.2
			488,883	2.5
NEW ZEALAND			10,561	0.1
NORWAY			71,292	0.4
PERU			2,882	0.0
PHILIPPINES			28,606	0.2
POLAND			4,474	0.0
PORTUGAL			13,962	0.1
RUSSIA			4,350	0.0
SINGAPORE			69,899	0.4
SOUTH AFRICA			31,199	0.2
SPAIN			169,148	0.9
SWEDEN			106,731	0.6
SWITZERLAND
382,828		Lonza Group AG.	82,927	0.4
977,017		Nestle S.A.	85,213	0.4
1,097,122		Novartis AG.	91,639	0.5
		Other	242,102	1.3
			501,881	2.6
TAIWAN			75,608	0.4
THAILAND			14,417	0.1
UNITED KINGDOM
1,331,148		British American Tobacco plc	90,708	0.5
		Other	900,671	4.7
			991,379	5.2
UNITED STATES
421,256		3M Co	87,701	0.5
2,008,196		Abbott Laboratories	97,618	0.5
340,283		Allergan plc	82,719	0.4
132,118	*	Alphabet, Inc (Class A)	122,828	0.6
183,714	*	Alphabet, Inc (Class C)	166,946	0.9
242,816	*	Amazon.com, Inc	235,046	1.2
2,860,042		Apple, Inc	411,903	2.1
2,742,993		AT&T, Inc	103,493	0.5
8,801,031		Bank of America Corp	213,513	1.1
589,467	*	Berkshire Hathaway, Inc (Class B)	99,838	0.5
278,653		Broadcom Ltd	64,940	0.3
915,890		Chevron Corp	95,555	0.5

See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	41

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account  ■  June 30, 2017

				Value	% of net
Shares		Company		(000)	assets
UNITED STATES—continued
604,439		Cigna Corp		$101,177	0.5%
4,117,848		Cisco Systems, Inc		128,889	0.7
4,572,789		Comcast Corp (Class A)		177,973	0.9
587,936	*	Concho Resources, Inc		71,452	0.4
1,506,307		Dow Chemical Co		95,003	0.5
930,308		Eli Lilly & Co		76,564	0.4
1,100,495		EOG Resources, Inc		99,617	0.5
1,671,771	d	Exxon Mobil Corp		134,962	0.7
1,397,361	*	Facebook, Inc		210,974	1.1
381,431		General Dynamics Corp		75,562	0.4
691,903		Home Depot, Inc		106,138	0.6
524,472		Honeywell International, Inc		69,907	0.4
1,896,509	e	iShares MSCI EAFE Index Fund		123,652	0.7
1,091,667		Johnson & Johnson		144,417	0.8
2,000,188		JPMorgan Chase & Co		182,817	1.0
590,608		McDonald’s Corp		90,458	0.5
3,713,771		Microsoft Corp		255,990	1.3
2,059,222		Oracle Corp		103,249	0.5
396,867		Parker-Hannifin Corp		63,427	0.3
1,228,430	*	PayPal Holdings, Inc		65,930	0.4
2,710,891		Pfizer, Inc		91,059	0.5
886,533		Philip Morris International, Inc		104,123	0.5
906,578		Union Pacific Corp		98,735	0.5
503,337		UnitedHealth Group, Inc		93,329	0.5
3,514,757		Wells Fargo & Co		194,753	1.0
		Other		6,677,601	34.7
				11,419,858	59.4
URUGUAY				25,941	0.1
ZAMBIA				2,659	0.0
		TOTAL COMMON STOCKS	(Cost $16,405,604)	18,904,925	98.3

RIGHTS / WARRANTS
AUSTRALIA				0	0.0
SPAIN				12	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $13)	12	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				3,100	0.0
TREASURY DEBT
$68,000,000		United States Treasury Bill	0.927%, 09/14/17	67,869	0.4
100,000,000		United States Treasury Bill	0.959%–0.989%, 09/21/17	99,786	0.5
67,900,000		United States Treasury Bill	0.999%, 09/28/17	67,734	0.3
		Other		58,173	0.3
				293,562	1.5

42	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Global Equities Account  ■  June 30, 2017

				Value	% of net
Principal		Issuer		(000)	assets
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT				$68,000	0.4%
REPURCHASE AGREEMENTS
$65,000,000	r	Royal Bank of Scotland	1.050%, 07/06/17	65,000	0.3
	s	Other Repurchase Agreements	1.020%–1.130%, 07/03/17	270,193	1.4
				335,193	1.7
VARIABLE RATE SECURITIES				12,570	0.1
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				415,763	2.2
		TOTAL SHORT-TERM INVESTMENTS	(Cost $712,440)	712,425	3.7

		TOTAL PORTFOLIO	(Cost $17,118,057)	19,617,362	102.0
		OTHER ASSETS & LIABILITIES, NET		(389,539)	(2.0)
		NET ASSETS		$19,227,823	100.0%

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $404,691,000.
r	Agreement with Royal Bank of Scotland, 1.05% dated 6/29/17 to be repurchased at $65,000,000 on 7/6/17, collateralized by U.S. Government Agency securities valued at $66,302,000.
s	Agreements 1.02%–1.13% dated 6/29/17–6/30/17 to be repurchased at 270,193,000 on 7/3/17–7/7/17, collateralized by U.S. Government Agency Securities valued at $275,608,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $169,460,000 or 0.9% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	43

Summary of market values by sector (unaudited)

CREF Global Equities Account  ■  June 30, 2017

	Value	% of net
Sector	(000)	assets
FINANCIALS	$3,539,356	18.1%
INFORMATION TECHNOLOGY	3,224,647	16.8
CONSUMER DISCRETIONARY	2,605,350	13.6
HEALTH CARE	2,222,410	11.6
INDUSTRIALS	2,203,037	11.5
CONSUMER STAPLES	1,489,234	7.8
MATERIALS	1,185,880	6.2
ENERGY	1,165,051	6.1
REAL ESTATE	437,844	2.3
TELECOMMUNICATION SERVICES	422,864	2.2
UTILITIES	409,264	2.1
SHORT-TERM INVESTMENTS	712,425	3.7
OTHER ASSETS & LIABILITIES, NET	(389,539)	(2.0)
NET ASSETS	$19,227,823	100.0%

44	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Growth Account  ■  June 30, 2017

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$303,080	1.3%
BANKS
4,334,266		Bank of America Corp	105,149	0.5
		Other	119,182	0.5
			224,331	1.0
CAPITAL GOODS
728,035		3M Co	151,570	0.7
832,230		Boeing Co	164,574	0.7
1,309,891		Honeywell International, Inc	174,595	0.8
418,672		Northrop Grumman Corp	107,477	0.5
538,731		Roper Industries, Inc	124,732	0.5
		Other	838,890	3.6
			1,561,838	6.8
COMMERCIAL & PROFESSIONAL SERVICES			156,288	0.7
CONSUMER DURABLES & APPAREL
2,117,581		Nike, Inc (Class B)	124,938	0.6
		Other	306,796	1.3
			431,734	1.9
CONSUMER SERVICES
1,250,946		Marriott International, Inc (Class A)	125,482	0.5
2,844,481		Starbucks Corp	165,862	0.7
		Other	542,808	2.4
			834,152	3.6
DIVERSIFIED FINANCIALS
1,059,500		iShares Russell 1000 Growth Index Fund	126,102	0.5
		Other	436,973	1.9
			563,075	2.4
ENERGY			213,060	0.9
FOOD & STAPLES RETAILING			133,303	0.6
FOOD, BEVERAGE & TOBACCO
1,328,000		Costco Wholesale Corp	212,387	0.9
2,927,504	*	Monster Beverage Corp	145,438	0.6
		Other	529,597	2.3
			887,422	3.8
HEALTH CARE EQUIPMENT & SERVICES
239,169	*	Intuitive Surgical, Inc	223,712	1.0
1,822,532		UnitedHealth Group, Inc	337,934	1.4
		Other	828,940	3.6
			1,390,586	6.0

See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	45

Summary portfolio of investments (unaudited)	continued

CREF Growth Account  ■  June 30, 2017

Shares		Company	Value (000)	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
1,959,948		Estee Lauder Cos (Class A)	$188,116	0.8%
		Other	79,957	0.4
			268,073	1.2
INSURANCE			140,502	0.6
MATERIALS
1,049,633		Monsanto Co	124,235	0.5
319,037		Sherwin-Williams Co	111,969	0.5
		Other	614,177	2.7
			850,381	3.7
MEDIA
10,801,328		Comcast Corp (Class A)	420,388	1.8
1,264,313		Time Warner, Inc	126,950	0.5
2,124,618		Walt Disney Co	225,740	1.0
		Other	253,023	1.1
			1,026,101	4.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
916,019	*	Alexion Pharmaceuticals, Inc	111,452	0.5
829,590		Allergan plc	201,665	0.9
1,826,641	*	Celgene Corp	237,226	1.0
652,586	*	Illumina, Inc	113,237	0.5
3,019,429		Zoetis, Inc	188,352	0.8
		Other	1,056,121	4.5
			1,908,053	8.2
REAL ESTATE			188,464	0.8
RETAILING
918,299	*	Amazon.com, Inc	888,913	3.8
989,329		Expedia, Inc	147,361	0.6
2,508,728		Home Depot, Inc	384,839	1.7
776,355	*	NetFlix, Inc	115,995	0.5
58,932	*	Priceline.com, Inc	110,234	0.5
		Other	598,229	2.6
			2,245,571	9.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
4,558,188		Applied Materials, Inc	188,299	0.8
1,306,130		Broadcom Ltd	304,394	1.3
		Other	361,825	1.6
			854,518	3.7
SOFTWARE & SERVICES
2,536,713	*	Adobe Systems, Inc	358,793	1.5
441,291	*	Alphabet, Inc (Class A)	410,259	1.8
914,325	*	Alphabet, Inc (Class C)	830,875	3.6
3,332,682	*	eBay, Inc	116,377	0.5
5,182,669	*	Facebook, Inc	782,479	3.4
1,591,726	*	IAC/InterActiveCorp	164,330	0.7

46	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Growth Account  ■  June 30, 2017

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES—continued
3,137,979		Intuit, Inc		$416,755	1.8%
2,246,494		MasterCard, Inc (Class A)		272,837	1.2
14,132,957		Microsoft Corp		974,185	4.2
2,099,811		Oracle Corp		105,285	0.5
4,646,050	*	PayPal Holdings, Inc		249,353	1.1
3,203,652	*	salesforce.com, Inc		277,436	1.2
4,809,203		Tencent Holdings Ltd		172,530	0.7
5,174,584		Visa, Inc (Class A)		485,272	2.1
		Other		1,100,697	4.8
				6,717,463	29.1
TECHNOLOGY HARDWARE & EQUIPMENT
7,612,795	d	Apple, Inc		1,096,395	4.7
		Other		149,542	0.7
				1,245,937	5.4
TELECOMMUNICATION SERVICES				170,309	0.7
TRANSPORTATION
2,219,057		Delta Air Lines, Inc		119,252	0.5
542,007		FedEx Corp		117,794	0.5
1,973,177		Union Pacific Corp		214,899	1.0
		Other		142,628	0.6
				594,573	2.6
UTILITIES				175	0.0
		TOTAL COMMON STOCKS	(Cost $17,842,365)	22,908,989	99.1

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				175	0.0
TREASURY DEBT				219,567	1.0

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
97,727,298	c	State Street Navigator Securities Lending Government Money Market Portfolio		97,727	0.4
				97,727	0.4
TOTAL SHORT-TERM INVESTMENTS			(Cost $317,462)	317,469	1.4

TOTAL PORTFOLIO			(Cost $18,159,827)	23,226,458	100.5
OTHER ASSETS & LIABILITIES, NET				(118,659)	(0.5)
		NET ASSETS		$23,107,799	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	47

Summary portfolio of investments (unaudited)	concluded

CREF Growth Account  ■  June 30, 2017

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/17, the aggregate value of securities on loan is $95,566,000.

At 6/30/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $61,736,000 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

48	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Equity Index Account  ■  June 30, 2017

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$176,668	1.0%
BANKS
7,245,516		Bank of America Corp	175,776	0.9
2,004,257		Citigroup, Inc	134,045	0.7
2,572,756		JPMorgan Chase & Co	235,150	1.3
3,267,750		Wells Fargo & Co	181,066	1.0
		Other	528,175	2.9
			1,254,212	6.8
CAPITAL GOODS
421,775		3M Co	87,809	0.5
413,667		Boeing Co	81,803	0.4
6,323,765		General Electric Co	170,805	0.9
553,846		Honeywell International, Inc	73,822	0.4
542,722		United Technologies Corp	66,272	0.4
		Other	929,561	5.1
			1,410,072	7.7
COMMERCIAL & PROFESSIONAL SERVICES			163,037	0.9
CONSUMER DURABLES & APPAREL			266,407	1.4
CONSUMER SERVICES
593,615		McDonald’s Corp	90,918	0.5
		Other	337,576	1.8
			428,494	2.3
DIVERSIFIED FINANCIALS			757,476	4.0
ENERGY
1,374,789		Chevron Corp	143,432	0.8
3,083,894	d	Exxon Mobil Corp	248,963	1.3
1,011,329		Schlumberger Ltd	66,586	0.4
		Other	566,310	3.1
			1,025,291	5.6
FOOD & STAPLES RETAILING
1,060,084		Wal-Mart Stores, Inc	80,227	0.4
		Other	173,364	1.0
			253,591	1.4
FOOD, BEVERAGE & TOBACCO
1,405,807		Altria Group, Inc	104,691	0.6
2,795,161		Coca-Cola Co	125,363	0.7
1,039,155		PepsiCo, Inc	120,012	0.6
1,128,960		Philip Morris International, Inc	132,596	0.7
		Other	422,522	2.3
			905,184	4.9

See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	49

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2017

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
996,847		Medtronic plc	$88,470	0.5%
697,332		UnitedHealth Group, Inc	129,299	0.7
		Other	819,745	4.4
			1,037,514	5.6
HOUSEHOLD & PERSONAL PRODUCTS
1,862,641		Procter & Gamble Co	162,329	0.9
		Other	142,840	0.8
			305,169	1.7
INSURANCE
1,399,557	*	Berkshire Hathaway, Inc (Class B)	237,043	1.3
		Other	542,121	2.9
			779,164	4.2
MATERIALS			615,068	3.4
MEDIA
3,426,333		Comcast Corp (Class A)	133,353	0.7
1,138,608		Walt Disney Co	120,977	0.7
		Other	276,849	1.5
			531,179	2.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,158,720		AbbVie, Inc	84,019	0.4
535,092		Amgen, Inc	92,159	0.5
1,198,323		Bristol-Myers Squibb Co	66,770	0.4
563,476	*	Celgene Corp	73,179	0.4
946,265		Gilead Sciences, Inc	66,977	0.4
1,961,896		Johnson & Johnson	259,539	1.4
1,992,099		Merck & Co, Inc	127,673	0.7
4,303,578		Pfizer, Inc	144,557	0.8
		Other	609,732	3.3
			1,524,605	8.3
REAL ESTATE			747,753	4.1
RETAILING
289,052	*	Amazon.com, Inc	279,802	1.5
874,108		Home Depot, Inc	134,088	0.7
35,694	*	Priceline.com, Inc	66,767	0.4
		Other	423,448	2.3
			904,105	4.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
290,029		Broadcom Ltd	67,591	0.4
3,429,723		Intel Corp	115,719	0.6
		Other	433,875	2.4
			617,185	3.4

50	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2017

				Value	% of net
Shares		Company		(000)	assets
SOFTWARE & SERVICES
216,538	*	Alphabet, Inc (Class A)		$201,311	1.1%
219,893	*	Alphabet, Inc (Class C)		199,823	1.1
1,697,976	*	Facebook, Inc		256,360	1.4
624,950		International Business Machines Corp		96,136	0.5
685,160		MasterCard, Inc (Class A)		83,213	0.5
5,458,007		Microsoft Corp		376,220	2.0
2,091,658		Oracle Corp		104,876	0.6
1,345,134		Visa, Inc (Class A)		126,147	0.7
		Other		886,552	4.8
				2,330,638	12.7
TECHNOLOGY HARDWARE & EQUIPMENT
3,795,863		Apple, Inc		546,680	3.0
3,646,608		Cisco Systems, Inc		114,139	0.6
		Other		309,862	1.7
				970,681	5.3
TELECOMMUNICATION SERVICES
4,475,522		AT&T, Inc		168,861	0.9
2,971,248		Verizon Communications, Inc		132,696	0.8
		Other		57,382	0.3
				358,939	2.0
TRANSPORTATION				396,207	2.1
UTILITIES				580,234	3.2
		TOTAL COMMON STOCKS	(Cost $9,079,867)	18,338,873	99.8

RIGHTS / WARRANTS
DIVERSIFIED FINANCIALS				0	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				12	0.0
SOFTWARE & SERVICES				0	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $1)	12	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				9,300	0.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
213,283,503	c	State Street Navigator Securities Lending Government Money Market Portfolio		213,284	1.2
				213,284	1.2
		TOTAL SHORT-TERM INVESTMENTS	(Cost $222,583)	222,584	1.3

		TOTAL PORTFOLIO	(Cost $9,302,451)	18,561,469	101.1
		OTHER ASSETS & LIABILITIES, NET		(194,025)	(1.1)
		NET ASSETS		$18,367,444	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	51

Summary portfolio of investments (unaudited)	concluded

CREF Equity Index Account  ■  June 30, 2017

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/17, the aggregate value of securities on loan is $206,542,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

52	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Bond Market Account  ■  June 30, 2017

Principal	Issuer	Value (000)	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS	$2,315	0.0%
COMMERCIAL & PROFESSIONAL SERVICES	4,449	0.0
CONSUMER DURABLES & APPAREL	1,003	0.0
CONSUMER SERVICES	6,462	0.1
DIVERSIFIED FINANCIALS	199	0.0
ENERGY	4,302	0.0
FOOD & STAPLES RETAILING	3,356	0.0
FOOD, BEVERAGE & TOBACCO	4,005	0.0
HEALTH CARE EQUIPMENT & SERVICES	14,323	0.2
MATERIALS	10,319	0.1
MEDIA	15,300	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,649	0.0
REAL ESTATE	5,568	0.0
RETAILING	4,583	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,501	0.0
SOFTWARE & SERVICES	7,653	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	1,077	0.0
TRANSPORTATION	248	0.0
TOTAL BANK LOAN OBLIGATIONS	(Cost $90,390)	90,312	0.7

BONDS
CORPORATE BONDS
AUTOMOBILES & COMPONENTS	61,246	0.5
BANKS
$50,075,000	Citigroup, Inc	3.200%, 10/21/26	48,704	0.4
40,000,000	Royal Bank of Canada	1.875%, 02/05/20	39,784	0.2
Other	764,784	5.6
853,272	6.2
CAPITAL GOODS	154,437	1.1
COMMERCIAL & PROFESSIONAL SERVICES	79,321	0.6
CONSUMER DURABLES & APPAREL	32,467	0.2
CONSUMER SERVICES	163,654	1.2
DIVERSIFIED FINANCIALS	552,886	4.0
ENERGY	399,094	2.9
FOOD & STAPLES RETAILING	100,320	0.7
FOOD, BEVERAGE & TOBACCO	141,647	1.0
HEALTH CARE EQUIPMENT & SERVICES	126,789	0.9

See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	53

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account  ■  June 30, 2017

				Value	% of net
Principal		Issuer		(000)	assets
HOUSEHOLD & PERSONAL PRODUCTS				$18,388	0.1%
INSURANCE				200,829	1.5
MATERIALS				184,536	1.4
MEDIA				189,964	1.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				240,624	1.8
REAL ESTATE				217,663	1.6
RETAILING				80,867	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				30,233	0.2
SOFTWARE & SERVICES				94,108	0.7
TECHNOLOGY HARDWARE & EQUIPMENT				119,995	0.9
TELECOMMUNICATION SERVICES				189,911	1.4
TRANSPORTATION				103,320	0.8
UTILITIES				578,770	4.2
		TOTAL CORPORATE BONDS	(Cost $4,823,743)	4,914,341	35.9

GOVERNMENT BONDS
AGENCY SECURITIES
$35,000,000		Private Export Funding Corp (PEFCO)	4.300%, 12/15/21	38,352	0.3
		Other		183,435	1.2
				221,787	1.5
FOREIGN GOVERNMENT BONDS				718,022	5.2
MORTGAGE BACKED
41,698,477		Federal Home Loan Mortgage Corp (FHLMC)	3.500%, 08/15/43	43,620	0.3
74,128,272		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 10/01/45	76,606	0.6
65,420,918		FGLMC	4.000%, 12/01/45	69,499	0.5
135,225,635		FGLMC	3.500%, 08/01/46	139,740	1.0
43,000,000	h	Federal National Mortgage Association (FNMA)	2.500%, 08/25/32	43,165	0.3
51,216,686		FNMA	4.000%, 09/01/45	54,529	0.4
47,804,738		FNMA	4.000%, 01/01/46	50,731	0.4
79,712,438		FNMA	3.000%, 11/01/46	79,644	0.6
86,764,878		FNMA	3.000%, 12/01/46	86,690	0.6
50,964,661	h	FNMA	3.500%, 12/01/46	52,361	0.4
66,595,995		FNMA	3.000%, 01/01/47	66,539	0.5
143,299,732	h	FNMA	3.500%, 01/01/47	147,226	1.1
79,042,251		FNMA	4.000%, 07/01/47	83,115	0.6
86,022,016	h	FNMA	4.500%, 07/01/47	92,417	0.7
60,000,000	h	FNMA	3.500%, 08/25/47	61,498	0.4
42,000,000	h	FNMA	4.000%, 08/25/47	44,066	0.3
861,892,606		FNMA	2.500%–9.000%, 03/01/23–08/25/47	883,748	6.4
146,536,152		Government National Mortgage Association (GNMA)	3.000%, 05/20/47	148,157	1.1
75,836,202		GNMA	3.500%, 05/20/47	78,615	0.6
117,950,000		GNMA	3.500%, 06/20/47	122,271	0.9
		Other		269,907	2.0
				2,694,144	19.7

54	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account  ■  June 30, 2017

Principal		Issuer		Value (000)	% of net assets
MUNICIPAL BONDS				$433,073	3.2%
U.S. TREASURY SECURITIES
$100,686,000		United States Treasury Bond	5.375%, 02/15/31	135,411	1.0
65,602,000		United States Treasury Bond	4.500%, 02/15/36	84,783	0.6
38,000,000		United States Treasury Bond	3.500%, 02/15/39	42,986	0.3
56,375,000		United States Treasury Bond	3.625%, 08/15/43	64,935	0.5
81,710,000		United States Treasury Bond	2.875%, 08/15/45	82,294	0.6
102,850,000		United States Treasury Bond	2.500%, 05/15/46	95,855	0.7
48,755,000		United States Treasury Bond	3.000%, 02/15/47	50,381	0.4
67,000,000		United States Treasury Bond	3.000%, 05/15/47	69,267	0.5
120,000,000		United States Treasury Note	0.875%, 05/31/18	119,578	0.9
71,675,000		United States Treasury Note	0.750%, 10/31/18	71,124	0.5
73,790,000		United States Treasury Note	1.250%, 05/31/19	73,614	0.5
133,872,000		United States Treasury Note	8.000%, 11/15/21	168,647	1.2
72,575,000		United States Treasury Note	1.750%, 02/28/22	72,260	0.5
51,523,000		United States Treasury Note	1.750%, 05/31/22	51,215	0.4
106,110,000		United States Treasury Note	1.875%, 08/31/22	105,886	0.8
60,270,000		United States Treasury Note	2.000%, 05/31/24	59,769	0.4
64,337,000		United States Treasury Note	2.375%, 05/15/27	64,752	0.5
		Other		557,737	4.1
				1,970,494	14.4
		TOTAL GOVERNMENT BONDS	(Cost $5,999,472)	6,037,520	44.0

STRUCTURED ASSETS
ASSET BACKED
65,000,000	g,h	Domino’s Pizza Master Issuer LLC	3.082%, 07/25/47	64,685	0.5
		Series - 2017 1A (Class A2II)
65,130,667	g	Domino’s Pizza Master Issuer LLC	5.216%, 01/25/42	65,162	0.5
		Series - 2012 1A (Class A2)
		Other		907,383	6.6
				1,037,230	7.6
OTHER MORTGAGE BACKED
37,891,768	i	Connecticut Avenue Securities	2.666%, 01/25/29	38,365	0.3
		Series - 2016 C04 (Class 1M1)
49,550,000	i	Wachovia Bank Commercial Mortgage Trust	5.750%, 06/15/49	50,039	0.4
		Series - 2007 C32 (Class AJ)
55,000,000	g,i	WFRBS Commercial Mortgage Trust	4.902%, 06/15/44	59,911	0.4
		Series - 2011 C4 (Class A4)
		Other		1,191,304	8.7
				1,339,619	9.8
		TOTAL STRUCTURED ASSETS	(Cost $2,386,458)	2,376,849	17.4
		TOTAL BONDS	(Cost $13,209,673)	13,328,710	97.3

Shares		Company
PREFERRED STOCKS
BANKS				11,361	0.1
		TOTAL PREFERRED STOCKS	(Cost $49,941)	11,361	0.1

See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	55

Summary portfolio of investments (unaudited)	concluded

CREF Bond Market Account  ■  June 30, 2017

Principal	Issuer			Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				$44,582	0.3%
TREASURY DEBT
$40,100,000	United States Treasury Bill		0.691%, 07/06/17	40,098	0.3
47,000,000	United States Treasury Bill		0.773%, 07/20/17	46,982	0.3
49,000,000	United States Treasury Bill		0.798%, 07/27/17	48,973	0.4
100,000,000	United States Treasury Bill	0.857%–0.912%, 08/03/17		99,927	0.7
49,600,000	United States Treasury Bill		0.958%, 08/31/17	49,525	0.4
172,000,000	United States Treasury Bill	0.941%–0.989%, 09/21/17		171,631	1.2
	Other			93,383	0.7
				550,519	4.0
	TOTAL SHORT-TERM INVESTMENTS		(Cost $595,060)	595,101	4.3

		TOTAL PORTFOLIO	(Cost $13,945,064)	14,025,484	102.4
	OTHER ASSETS & LIABILITIES, NET			(335,375)	(2.4)
		NET ASSETS		$13,690,109	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/17, the aggregate value of these securities, including those in “Other,” was $2,211,784,000 or 16.2% of net assets.
h	All or portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

56	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Portfolio of investments (unaudited)

CREF Inflation-Linked Bond Account  ■  June 30, 2017

Principal		Issuer		Value (000)	% of net assets
GOVERNMENT BONDS
AGENCY SECURITIES
$17,190,000		Montefiore Medical Center	2.895%, 04/20/32	$16,713	0.3%
3,500,000		Private Export Funding Corp (PEFCO)	2.300%, 09/15/20	3,540	0.1
3,000,000		PEFCO	3.250%, 06/15/25	3,125	0.0
5,921,053		Reliance Industries Ltd	2.444%, 01/15/26	5,936	0.1
3,500,000		Ukraine Government AID Bonds	1.847%, 05/29/20	3,502	0.0
15,000,000		Ukraine Government AID Bonds	1.471%, 09/29/21	14,648	0.2
				47,464	0.7
MORTGAGE BACKED
13,280,404		Government National Mortgage Association (GNMA)	3.650%, 02/15/32	14,011	0.2
				14,011	0.2
U.S. TREASURY SECURITIES
124,915,551	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/18	124,468	1.9
70,977,758	k	United States Treasury Inflation Indexed Bonds	1.375%, 07/15/18	72,101	1.1
150,891,000	k	United States Treasury Inflation Indexed Bonds	2.125%, 01/15/19	155,798	2.3
368,337,850	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/19	368,535	5.5
140,847,300	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/19	146,819	2.2
157,500,938	k	United States Treasury Inflation Indexed Bonds	1.375%, 01/15/20	163,257	2.5
466,177,255	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/20	466,883	7.0
248,473,826	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	259,024	3.9
336,360,638	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	349,291	5.2
333,210,030	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/21	332,683	5.0
358,858,456	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	367,749	5.5
352,143,155	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	351,579	5.3
148,290,600	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/22	147,552	2.2
411,462,270	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	410,894	6.2
311,422,440	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	308,526	4.6
173,879,265	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	174,987	2.6
91,426,658	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/24	92,708	1.4
97,822,450	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/24	96,065	1.4
146,583,760	k	United States Treasury Inflation Indexed Bonds	0.250%, 01/15/25	143,943	2.2
210,467,446	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	239,720	3.6
90,729,760	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/25	90,032	1.4
134,283,195	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/26	135,106	2.0
228,914,101	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	256,482	3.8
130,562,560	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/26	125,906	1.9
138,164,405	k	United States Treasury Inflation Indexed Bonds	0.375%, 01/15/27	135,661	2.0
165,130,242	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	191,660	2.9
195,369,192	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	217,703	3.3
98,296,992	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	128,377	1.9
174,122,520	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	209,294	3.1
139,939,116	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	189,939	2.9
28,000,000		United States Treasury Note	1.250%, 04/30/19	27,932	0.4
13,640,000		United States Treasury Note	1.750%, 05/31/22	13,558	0.2
25,000,000		United States Treasury Note	2.000%, 05/31/24	24,792	0.4
20,000,000		United States Treasury Note	1.875%, 06/30/24	19,819	0.3
25,000,000		United States Treasury Note	2.375%, 05/15/27	25,161	0.4
				6,564,004	98.5
		TOTAL GOVERNMENT BONDS	(Cost $6,422,683)	6,625,479	99.4

See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	57

Portfolio of investments (unaudited)	concluded

CREF Inflation-Linked Bond Account  ■  June 30, 2017

Principal	Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$4,750,000	Federal Home Loan Bank (FHLB)	0.650%, 07/03/17	$4,750	0.1%
			4,750	0.1
TREASURY DEBT
17,280,000	United States Treasury Bill	0.825%, 07/06/17	17,279	0.3
16,375,000	United States Treasury Bill	0.812%, 07/13/17	16,371	0.2
			33,650	0.5
	TOTAL SHORT-TERM INVESTMENTS	(Cost $38,399)	38,400	0.6

	TOTAL PORTFOLIO	(Cost $6,461,082)	6,663,879	100.0
	OTHER ASSETS & LIABILITIES, NET		1,737	0.0
	NET ASSETS		$6,665,616	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

58	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Social Choice Account  ■  June 30, 2017

Principal	Issuer	Value (000)	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS	$2,585	0.0%
MEDIA	9,370	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	10,024	0.1
UTILITIES	13,576	0.1
TOTAL BANK LOAN OBLIGATIONS	(Cost $36,421)	35,555	0.3

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS	32,714	0.2
BANKS	352,673	2.5
CAPITAL GOODS	88,512	0.7
COMMERCIAL & PROFESSIONAL SERVICES	6,537	0.1
CONSUMER SERVICES	74,501	0.5
DIVERSIFIED FINANCIALS	148,366	1.1
ENERGY	101,369	0.8
HEALTH CARE EQUIPMENT & SERVICES	31,877	0.2
INSURANCE	46,497	0.3
MATERIALS	86,281	0.6
MEDIA	38,546	0.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	18,187	0.1
REAL ESTATE	60,320	0.4
TECHNOLOGY HARDWARE & EQUIPMENT	32,602	0.2
TELECOMMUNICATION SERVICES	27,465	0.2
TRANSPORTATION	104,820	0.8
UTILITIES	369,278	2.8
TOTAL CORPORATE BONDS	(Cost $1,593,227)	1,620,545	11.8

GOVERNMENT BONDS
AGENCY SECURITIES
$45,500,000	Iraq Government AID Bond	2.149%, 01/18/22	45,460	0.3
185,953,760	Overseas Private Investment
Corp (OPIC)	0.000%–3.938%, 11/11/17–07/31/33	190,271	1.4
Other	341,075	2.4
576,806	4.1
FOREIGN GOVERNMENT BONDS
45,000,000	Inter-American Development Bank	1.185%, 07/09/18	44,579	0.3
46,500,000	International Finance Corp	1.546%, 11/04/21	44,987	0.3
Other	637,510	4.6
727,076	5.2

See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	59

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2017

				Value	% of net
Principal		Issuer		(000)	assets
MORTGAGE BACKED
$53,354,326		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 08/01/46	$55,136	0.4%
56,030,671	h	Federal National Mortgage Association (FNMA)	3.500%, 01/01/47	57,566	0.4
637,647,429		FNMA	2.500%–8.000%, 03/01/23–08/25/47	659,982	4.7
64,797,603		Government National Mortgage Association (GNMA)	3.000%, 05/20/47	65,514	0.5
52,650,000		GNMA	3.500%, 06/20/47	54,579	0.4
		Other		222,908	1.6
				1,115,685	8.0
MUNICIPAL BONDS				636,130	4.6
U.S. TREASURY SECURITIES
66,090,000		United States Treasury Bond	2.875%, 11/15/46	66,567	0.5
63,995,000		United States Treasury Bond	3.000%, 02/15/47	66,130	0.5
58,600,000		United States Treasury Note	1.750%, 05/31/22	58,250	0.4
		Other		134,939	0.9
				325,886	2.3
		TOTAL GOVERNMENT BONDS	(Cost $3,356,409)	3,381,583	24.2

STRUCTURED ASSETS
ASSET BACKED				221,389	1.6
OTHER MORTGAGE BACKED				247,784	1.6
		TOTAL STRUCTURED ASSETS	(Cost $469,194)	469,173	3.2
		TOTAL BONDS	(Cost $5,418,830)	5,471,301	39.2

Shares		Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS				190,469	1.4
BANKS
350,934		PNC Financial Services Group, Inc		43,821	0.3
924,485		US Bancorp		47,999	0.4
		Other		587,360	4.2
				679,180	4.9
CAPITAL GOODS
270,211		3M Co		56,255	0.4
		Other		610,270	4.4
				666,525	4.8
COMMERCIAL & PROFESSIONAL SERVICES				61,829	0.4
CONSUMER DURABLES & APPAREL
775,923		Nike, Inc (Class B)		45,779	0.3
		Other		105,177	0.8
				150,956	1.1

60	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2017

Shares		Company	Value (000)	% of net assets

CONSUMER SERVICES
391,684		McDonald’s Corp	$59,990	0.4%
781,044		Starbucks Corp	45,543	0.3
		Other	89,052	0.6
			194,585	1.3
DIVERSIFIED FINANCIALS
528,376		American Express Co	44,510	0.3
		Other	392,568	2.8
			437,078	3.1
ENERGY			469,750	3.4
FOOD & STAPLES RETAILING			86,615	0.6
FOOD, BEVERAGE & TOBACCO
1,591,904		Coca-Cola Co	71,397	0.5
599,192		PepsiCo, Inc	69,201	0.5
		Other	251,472	1.8
			392,070	2.8
HEALTH CARE EQUIPMENT & SERVICES			341,895	2.4
HOUSEHOLD & PERSONAL PRODUCTS
948,089		Procter & Gamble Co	82,626	0.6
		Other	121,038	0.9
			203,664	1.5
INSURANCE
296,176		Chubb Ltd	43,058	0.3
		Other	362,719	2.6
			405,777	2.9
MATERIALS			440,801	3.1
MEDIA
125,569	*	Charter Communications, Inc	42,298	0.3
477,575		Time Warner, Inc	47,953	0.4
626,748		Walt Disney Co	66,592	0.5
		Other	75,530	0.5
			232,373	1.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
346,676		Amgen, Inc	59,708	0.4
934,896		Bristol-Myers Squibb Co	52,092	0.4
397,317	*	Celgene Corp	51,600	0.4
686,204		Gilead Sciences, Inc	48,569	0.3
848,433		Johnson & Johnson	112,239	0.8
1,119,109		Merck & Co, Inc	71,724	0.5
		Other	324,243	2.3
			720,175	5.1
REAL ESTATE			324,007	2.3

See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	61

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account  ■  June 30, 2017

Shares		Company		Value (000)	% of net assets
RETAILING
550,859		Lowe’s Companies, Inc		$42,708	0.3%
25,727	*	Priceline.com, Inc		48,123	0.3
		Other		210,253	1.5
				301,084	2.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,867,342		Intel Corp		63,004	0.5
306,879		NVIDIA Corp		44,363	0.3
		Other		117,779	0.8
				225,146	1.6
SOFTWARE & SERVICES
372,887		Accenture plc		46,119	0.3
80,187	*	Alphabet, Inc (Class A)		74,548	0.5
85,069	*	Alphabet, Inc (Class C)		77,305	0.6
398,003		International Business Machines Corp		61,225	0.4
468,238		MasterCard, Inc (Class A)		56,867	0.4
2,038,702		Microsoft Corp		140,528	1.0
1,243,339		Oracle Corp		62,341	0.5
		Other		291,024	2.1
				809,957	5.8
TECHNOLOGY HARDWARE & EQUIPMENT
1,979,847		Cisco Systems, Inc		61,969	0.4
		Other		222,619	1.6
				284,588	2.0
TELECOMMUNICATION SERVICES
1,561,832		Verizon Communications, Inc		69,751	0.5
		Other		150,614	1.1
				220,365	1.6
TRANSPORTATION
439,785		Union Pacific Corp		47,897	0.4
		Other		185,258	1.3
				233,155	1.7
UTILITIES				275,709	2.0
		TOTAL COMMON STOCKS	(Cost $6,222,290)	8,347,753	59.6

PREFERRED STOCKS
BANKS				21,155	0.2
		TOTAL PREFERRED STOCKS	(Cost $38,865)	21,155	0.2

RIGHTS / WARRANTS
ENERGY				8	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $8)	8	0.0

62	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Social Choice Account  ■  June 30, 2017

Principal	Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
TREASURY DEBT
$50,000,000	United States Treasury Bill	0.773%, 07/20/17	$49,981	0.4%
54,500,000	United States Treasury Bill	0.912%, 08/03/17	54,460	0.4
53,000,000	United States Treasury Bill	0.798%, 08/24/17	52,931	0.4
	Other		59,797	0.4
			217,169	1.6
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
TREASURY DEBT
75,000,000	United States Treasury Bill	0.787%–0.861%, 07/27/17	74,956	0.5
50,000,000	United States Treasury Bill	0.857%, 08/03/17	49,961	0.4
50,000,000	United States Treasury Bill	0.912%, 08/24/17	49,932	0.3
	Other		25,126	0.2
			199,975	1.4
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			199,975	1.4
	TOTAL SHORT-TERM INVESTMENTS	(Cost $416,972)	417,144	3.0

	TOTAL PORTFOLIO	(Cost $12,133,386)	14,292,916	102.3
	OTHER ASSETS & LIABILITIES, NET		(321,897)	(2.3)
	NET ASSETS		$13,971,019	100.0%

*	Non-income producing
h	All or portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/17, the aggregate value of securities on loan is $192,208,000.

At 6/30/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $911,616,000 or 6.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations

See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	63

Summary portfolio of investments (unaudited)

CREF Money Market Account  ■  June 30, 2017

Principal	Issuer		Value (000)	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$125,455,000	Federal Agricultural Mortgage Corp (FAMC)	0.650%–1.180%, 07/05/17–02/16/18	$125,270	1.3%
503,410,000	Federal Farm Credit Bank (FFCB)	0.580%–1.170%, 07/06/17–03/22/18	502,671	5.2
119,570,000	Federal Home Loan Bank (FHLB)	0.775%–1.020%, 07/05/17	119,559	1.2
158,880,000	FHLB	0.600%–0.895%, 07/07/17	158,860	1.7
90,000,000	FHLB	0.820%–0.840%, 07/10/17	89,981	0.9
84,700,000	FHLB	0.625%–0.825%, 07/11/17	84,682	0.9
110,460,000	FHLB	0.800%–0.870%, 07/14/17	110,426	1.1
120,370,000	FHLB	0.625%–0.855%, 07/19/17	120,323	1.3
82,747,000	FHLB	0.635%–1.020%, 07/21/17	82,707	0.9
106,650,000	FHLB	0.830%–1.000%, 07/24/17	106,588	1.1
101,990,000	FHLB	0.880%–1.015%, 07/25/17	101,924	1.1
120,500,000	FHLB	0.635%–0.900%, 07/26/17	120,433	1.3
134,112,000	FHLB	0.635%–1.035%, 07/28/17	134,037	1.4
93,915,000	FHLB	0.650%–0.950%, 08/02/17	93,848	1.0
91,825,000	FHLB	0.910%–1.005%, 08/04/17	91,743	1.0
79,210,000	FHLB	0.640%–0.940%, 08/09/17	79,152	0.8
89,600,000	FHLB	0.665%–1.000%, 08/11/17	89,510	0.9
64,850,000	FHLB	0.680%–0.970%, 08/18/17	64,770	0.7
93,465,000	FHLB	0.930%–0.970%, 08/23/17	93,334	1.0
131,325,000	FHLB	0.900%–1.030%, 08/25/17	131,126	1.4
125,000,000	FHLB	1.020%–1.035%, 08/29/17	124,789	1.3
83,875,000	FHLB	1.010%–1.050%, 09/05/17	83,718	0.9
1,108,763,000	FHLB	0.780%–1.100%, 07/03/17–11/27/17	1,106,842	11.6
69,250,000	Federal Home Loan Mortgage Corp (FHLMC)	0.800%–0.825%, 08/08/17	69,191	0.7
70,000,000	FHLMC	0.995%, 10/06/17	69,812	0.7
85,000,000	FHLMC	1.050%–1.070%, 11/03/17	84,685	0.9
771,026,000	FHLMC	0.620%–1.110%, 07/03/17–02/05/18	769,296	8.0
107,300,000	Federal National Mortgage Association (FNMA)	0.595%–0.810%, 07/12/17	107,275	1.1
74,213,000	FNMA	0.930%–0.970%, 08/23/17	74,108	0.8
83,850,000	FNMA	0.965%–0.970%, 08/30/17	83,715	0.9
563,041,000	FNMA	0.770%–1.030%, 07/05/17–10/16/17	562,300	5.9
	Other		58,955	0.6
			5,695,630	59.6
TREASURY DEBT
100,000,000	United States Treasury Bill	0.742%–0.785%, 07/06/17	99,989	1.0
120,000,000	United States Treasury Bill	0.587%–0.800%, 07/13/17	119,970	1.3
75,000,000	United States Treasury Bill	0.780%–0.819%, 07/20/17	74,969	0.8
70,000,000	United States Treasury Bill	0.780%–0.836%, 07/27/17	69,960	0.7
120,000,000	United States Treasury Bill	0.621%–0.914%, 08/03/17	119,910	1.3
125,000,000	United States Treasury Bill	0.626%–0.930%, 08/10/17	124,891	1.3
140,000,000	United States Treasury Bill	0.612%–0.960%, 08/17/17	139,860	1.5
125,000,000	United States Treasury Bill	0.645%–0.955%, 08/24/17	124,842	1.3
100,000,000	United States Treasury Bill	0.840%–0.955%, 09/07/17	99,831	1.0
85,840,000	United States Treasury Bill	0.850%–0.925%, 09/14/17	85,679	0.9

64	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Money Market Account  ■  June 30, 2017

Principal		Issuer		Value (000)	% of net assets
TREASURY DEBT—continued
$155,370,000		United States Treasury Bill	0.650–0.976%, 08/31/17–10/26/17	$155,031	1.6%
70,000,000		United States Treasury Note	0.500%, 07/31/17	69,990	0.7
100,200,000		United States Treasury Note	0.875%, 08/15/17	100,220	1.1
110,000,000		United States Treasury Note	0.625%, 08/31/17	109,988	1.2
102,520,000		United States Treasury Note	1.000%, 09/15/17	102,584	1.1
80,500,000		United States Treasury Note	0.750%, 10/31/17	80,495	0.8
70,000,000		United States Treasury Note	1.000%, 02/15/18	69,926	0.7
271,290,000		United States Treasury Note	0.625–1.000%, 07/31/17–02/28/18	271,010	2.8
				2,019,145	21.1
VARIABLE RATE SECURITIES
364,200,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.917%–1.280%, 08/01/17–11/01/18	364,192	3.8
72,000,000	i	Federal Farm Credit Bank (FFCB)	1.189%, 07/17/17	72,000	0.8
69,700,000	i	FFCB	0.952%, 08/15/17	69,700	0.7
95,000,000	i	FFCB	1.159%, 09/17/18	94,988	1.0
611,950,000	i	FFCB	0.989%–1.400%, 08/04/17–06/27/19	612,060	6.3
75,000,000	i	Federal Home Loan Bank (FHLB)	1.036%, 02/23/18	75,007	0.8
72,500,000	i	FHLB	0.958%, 01/18/19	72,503	0.8
158,000,000	i	FHLB	0.891%–1.176%, 04/20/18–03/06/19	158,020	1.6
78,000,000	i	Federal National Mortgage Association (FNMA)	1.232%, 07/20/17	77,997	0.8
94,500,000	i	FNMA	1.182%, 08/16/17	94,499	1.0
66,140,000	i	FNMA	1.086%, 10/05/17	66,133	0.7
		Other		95,023	1.0
				1,852,122	19.3
		TOTAL SHORT-TERM INVESTMENTS	(Cost $9,566,897)	9,566,897	100.0

		TOTAL PORTFOLIO	(Cost $9,566,897)	9,566,897	100.0
		OTHER ASSETS & LIABILITIES, NET		(1,019)	(0.0)
		NET ASSETS		$9,565,878	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	65

Statements of assets and liabilities (unaudited)

College Retirement Equities Funds  ■  June 30, 2017

	(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
	ASSETS
	Portfolio investments, at value*†	$121,583,543	$19,617,362	$23,226,458	$18,561,469	$14,025,484	$6,663,879	$14,292,916	$9,566,897
	Affiliated investments, at value‡	199,431	—	—	—	—	—	—	—
	Total portfolio investments, at value	$121,782,974	$19,617,362	$23,226,458	$18,561,469	$14,025,484	$6,663,879	$14,292,916	$9,566,897
	Cash**#	5,442	7,521	140	3	96,739	17	39,939	4
	Cash — foreign^	41,814	5,658	—	—	—	—	1,986	—
	Dividends and interest receivable	219,321	37,305	9,655	19,775	83,518	23,204	52,712	3,629
	Receivable from securities transactions	1,335,268	60,657	99,640	2,875	37,056	—	4,455	—
	Receivable for delayed delivery securities	—	—	—	—	736,921	—	296,117	—
	Due from affiliates	—	—	—	—	1,394	—	—	—
	Receivable for variation margin on open futures contracts	30	95	56	—	—	—	—	—
	Other	8,892	1,819	1,874	1,609	1,527	1,231	1,676	1,548
Total assets		123,393,741	19,730,417	23,337,823	18,585,731	14,982,639	6,688,331	14,689,801	9,572,078

LIABILITIES
	Investment management fees payable	2,120	366	208	130	196	119	400	248
	Service agreement fees payable	2,144	285	341	259	84	232	29	307
	Payable for collateral for securities loaned	2,443,821	422,967	97,727	213,284	—	—	202,102	—
	Payable for securities transactions	1,257,578	74,738	125,091	—	11,386	19,925	1,999	—
	Payable for delayed delivery securities	—	—	—	—	1,278,252	—	501,696	—
	Due to affiliates	132,151	501	4,795	3,005	2	1,208	10,925	4,106
	Overdraft payable	—	—	—	—	560	—	—	—
	Payable for variation margin on open futures contracts	—	—	—	2	—	—	—	—
	Written options◊	1,141	—	—	—	—	—	—	—
	Unrealized depreciation on forward foreign currency contracts	—	—	—	—	444	—	—	—
	Unrealized depreciation on swap contracts	221	—	—	—	—	—	—	—
	Payable for trustee compensation	8,855	1,819	1,859	1,607	1,586	1,231	1,486	1,539
Other		9,142	1,918	3	—	20	—	145	—
Total liabilities		3,857,173	502,594	230,024	218,287	1,292,530	22,715	718,782	6,200
NET ASSETS		$119,536,568	$19,227,823	$23,107,799	$18,367,444	$13,690,109	$6,665,616	$13,971,019	$9,565,878
CLASS R1 (Accumulation):	Net assets	$14,950,987	$3,418,633	$4,364,147	$3,676,689	$2,184,253	$1,074,448	$2,354,928	$1,892,402
	Units outstanding	34,352	21,308	27,148	18,700	18,189	15,790	10,715	74,067
	Unit value	$435.22	$160.44	$160.75	$196.61	$120.09	$68.05	$219.77	$25.55
CLASS R2 (Accumulation):	Net assets	35,912,478	6,599,649	7,938,081	6,316,693	4,738,948	2,122,736	4,918,956	2,873,193
	Units outstanding	82,015	40,887	49,082	31,934	39,224	31,007	22,247	112,298
	Unit value	$437.88	$161.41	$161.73	$197.81	$120.82	$68.46	$221.10	$25.59
CLASS R3 (Accumulation):	Net assets	56,990,921	8,842,115	10,425,331	7,977,766	6,478,782	3,268,076	6,334,606	4,651,872
	Units outstanding	129,872	54,662	64,323	40,244	53,509	47,634	28,589	181,626
	Unit value	$438.83	$161.76	$162.08	$198.23	$121.08	$68.61	$221.58	$25.61
ANNUITY:	Net assets	$11,682,182	$367,426	$380,240	$396,296	$288,126	$200,356	$362,529	$148,411
	* Includes securities loaned of	$2,307,764	$404,691	$95,566	$206,542	$—	$—	$192,208	$—
	** Includes cash collateral for securities loaned of	$—	$—	$—	$—	$—	$—	$12,173	$—
	# Includes cash collateral for mortgage dollar rolls of	$—	$—	$—	$—	$96,580	$—	$27,549	$—
	† Portfolio investments; unaffiliated issuers cost	$105,369,129	$17,118,057	$18,159,827	$9,302,451	$13,945,064	$6,461,082	$12,133,386	$9,566,897
	‡ Portfolio investments; affiliated issuers cost	$222,491	$—	$—	$—	$—	$—	$—	$—
	^ Foreign cash, cost	$41,819	$5,668	$—	$—	$—	$—	$1,989	$—
	◊ Written options premiums	$1,368	$—	$—	$—	$—	$—	$—	$—

66	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	67

Statements of operations (unaudited)

College Retirement Equities Funds  ■  For the period ended June 30, 2017

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account
INVESTMENT INCOME
Dividends:
Unaffiliated issuers*	$1,292,122	$224,386	$132,588	$161,463	$—	$—	$99,208	$—
Affiliated issuers	1,057	—	—	—	—	—	—	—
Income from securities lending	25,211	3,569	974	1,927	—	—	1,206	—
Interest	2,061	529	592	11	196,174	92,911	79,441	35,398
Other	—	—	—	1	37	—	8	—
Total income	1,320,451	228,484	134,154	163,402	196,211	92,911	179,863	35,398
EXPENSES
Investment management fees	68,347	14,962	6,292	1,818	6,068	968	3,922	1,116
Administrative — Class R1	29,793	6,789	8,549	7,337	4,395	2,220	4,711	4,046
Administrative — Class R2	38,970	7,139	8,481	6,895	5,169	2,356	5,381	3,375
Administrative — Class R3	50,086	6,666	7,725	6,096	4,942	2,587	4,863	3,744
Distribution fees — Class R1	11,883	2,708	3,408	2,925	1,757	888	1,881	1,621
Distribution fees — Class R2	13,429	2,460	2,923	2,377	1,776	810	1,853	1,156
Distribution fees — Class R3	20,473	2,726	3,156	2,491	2,025	1,060	1,990	1,541
Mortality and expense risk charges	2,920	468	555	450	336	167	342	252
Total expenses	235,901	43,918	41,089	30,389	26,468	11,056	24,943	16,851
Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	137
Plus: Recovery of expenses previously withheld by TIAA	—	—	—	—	—	—	—	4,672
Net expenses	235,901	43,918	41,089	30,389	26,468	11,056	24,943	21,386
Net investment income (loss)	1,084,550	184,566	93,065	133,013	169,743	81,855	154,920	14,012
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers†	4,519,580	601,974	812,767	380,424	18,390	18,471	304,697	1
Affiliated issuers	(3,356)	—	—	—	—	—	—	—
Futures contracts	16,336	7,813	9,505	(14)	—	—	—	—
Purchased options	1,715	—	—	—	—	—	—	—
Written options	(211)	—	—	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	(7,491)	—	—	—
Swap contracts	(980)	—	—	—	—	—	—	—
Foreign currency transactions	(1,631)	104	(217)	—	(1,720)	—	38	—
Net realized gain (loss) on total investments	4,531,453	609,891	822,055	380,410	9,179	18,471	304,735	1
Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	6,477,644	1,195,106	2,146,753	996,523	166,236	(60,591)	472,248	—
Affiliated issuers	(11,697)	—	—	—	—	—	—	—
Futures contracts	1,068	(1,024)	(62)	(2)	—	—	—	—
Purchased options	(426)	—	—	—	—	—	—	—
Written options	148	—	—	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	(2,554)	—	—	—
Swap contracts	(591)	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	4,229	1,210	12	—	78	—	492	—
Net change in unrealized appreciation (depreciation) on total investments	6,470,375	1,195,292	2,146,703	996,521	163,760	(60,591)	472,740	—
Net realized and unrealized gain (loss) on total investments	11,001,828	1,805,183	2,968,758	1,376,931	172,939	(42,120)	777,475	1
Net increase (decrease) in net assets from operations	$12,086,378	$1,989,749	$3,061,823	$1,509,944	$342,682	$39,735	$932,395	$14,013
* Net of foreign withholding taxes of unaffiliated issuers	$68,810	$14,009	$179	$44	$22	$—	$5,243	$—
† Includes net realized gain (loss) from securities sold to affiliates of	$123,343	$30,735	$49,411	$12,884	$—	$—	$6,821	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$(6,798)	$(696)	$—	$—	$1	$—	$—	$—

68	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	69

Statements of changes in net assets

College Retirement Equities Funds  ■  For the period or year ended

		Stock Account		Global Equities Account		Growth Account
(amounts in thousands except accumulation units)		June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$1,084,550	$2,094,241	$184,566	$336,255	$93,065	$194,504
Net realized gain (loss) on total investments		4,531,453	1,376,670	609,891	483,626	822,055	1,818,486
Net change in unrealized appreciation (depreciation) on total investments		6,470,375	6,185,252	1,195,292	50,721	2,146,703	(1,450,104)
Net increase (decrease) in net assets from operations		12,086,378	9,656,163	1,989,749	870,602	3,061,823	562,886
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	291,747	635,256	84,920	183,121	132,159	235,407
	Class R2	552,162	1,145,808	121,686	276,429	206,291	308,893
	Class R3	906,189	1,896,368	189,215	407,233	238,407	424,934
Net transfers between CREF Accounts:	Class R1	(92,844)	(131,886)	(14,458)	(19,640)	(10,296)	(66,393)
	Class R2	(241,414)	(455,093)	(37,254)	(96,443)	(37,973)	(130,566)
	Class R3	(54,992)	(392,230)	21,634	(40,698)	32,000	(150,715)
Withdrawals and death benefits:	Class R1	(915,325)	(1,648,601)	(232,342)	(391,545)	(272,721)	(495,802)
	Class R2	(2,023,397)	(3,561,982)	(392,570)	(691,189)	(456,628)	(794,556)
	Class R3	(3,368,422)	(5,798,474)	(599,128)	(968,069)	(639,619)	(1,120,732)
Annuity payments:		(668,432)	(1,328,572)	(17,762)	(34,018)	(17,877)	(33,268)
Net increase (decrease) from participant transactions		(5,614,728)	(9,639,406)	(876,059)	(1,374,819)	(826,257)	(1,822,798)
Net increase (decrease) in net assets		6,471,650	16,757	1,113,690	(504,217)	2,235,566	(1,259,912)

NET ASSETS
Beginning of period		113,064,918	113,048,161	18,114,133	18,618,350	20,872,233	22,132,145
End of period		$119,536,568	$113,064,918	$19,227,823	$18,114,133	$23,107,799	$20,872,233

ACCUMULATION UNITS:
Units purchased:	Class R1	698,298	1,724,625	551,756	1,342,318	862,675	1,745,905
	Class R2	1,310,172	3,112,380	784,132	2,023,095	1,338,110	2,294,773
	Class R3	1,915,775	4,683,709	1,140,679	2,844,698	1,443,234	2,996,751
Units sold / transferred:	Class R1	(2,406,197)	(4,826,099)	(1,603,854)	(2,987,366)	(1,851,369)	(4,158,917)
	Class R2	(5,376,571)	(10,849,766)	(2,775,542)	(5,699,626)	(3,216,637)	(6,806,195)
	Class R3	(8,090,303)	(16,588,638)	(3,730,831)	(7,240,863)	(3,964,047)	(9,345,028)
Outstanding:
Beginning of period		258,187,383	280,931,172	122,490,137	132,207,881	145,941,362	159,214,073
End of period		246,238,557	258,187,383	116,856,477	122,490,137	140,553,328	145,941,362

70	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	71

Statements of changes in net assets	continued

College Retirement Equities Funds  ■  For the period or year ended

		Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands except accumulation units)		June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$133,013	$300,069	$169,743	$325,888	$81,855	$123,413
Net realized gain (loss) on total investments		380,410	461,331	9,179	118,065	18,471	42,359
Net change in unrealized appreciation (depreciation) on total investments		996,521	1,180,082	163,760	3,509	(60,591)	108,697
Net increase (decrease) in net assets from operations		1,509,944	1,941,482	342,682	447,462	39,735	274,469

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	131,558	238,666	79,443	175,178	39,787	85,084
	Class R2	169,974	315,730	159,968	334,752	83,598	164,794
	Class R3	200,417	388,623	246,165	522,481	140,924	263,574
Net transfers between CREF Accounts:	Class R1	5,675	52,601	46,556	97,428	8,637	16,088
	Class R2	(25,523)	35,755	97,959	190,097	45,850	43,026
	Class R3	93,752	192,967	191,863	321,658	83,428	117,987
Withdrawals and death benefits:	Class R1	(259,241)	(430,882)	(168,420)	(313,085)	(85,837)	(164,459)
	Class R2	(384,597)	(655,413)	(309,560)	(606,340)	(141,935)	(289,692)
	Class R3	(522,748)	(890,824)	(481,720)	(904,443)	(243,462)	(459,118)
Annuity payments:		(18,869)	(33,505)	(13,891)	(27,202)	(10,005)	(20,223)
Net increase (decrease) from participant transactions		(609,602)	(786,282)	(151,637)	(209,476)	(79,015)	(242,939)
Net increase (decrease) in net assets		900,342	1,155,200	191,045	237,986	(39,280)	31,530

NET ASSETS
Beginning of period		17,467,102	16,311,902	13,499,064	13,261,078	6,704,896	6,673,366
End of period		$18,367,444	$17,467,102	$13,690,109	$13,499,064	$6,665,616	$6,704,896

ACCUMULATION UNITS:
Units purchased:	Class R1	690,195	1,429,650	669,554	1,484,557	582,762	1,256,448
	Class R2	886,817	1,884,270	1,340,075	2,829,461	1,217,808	2,427,433
	Class R3	958,530	2,199,019	1,944,900	4,230,382	1,961,250	3,724,684
Units sold / transferred:	Class R1	(1,328,731)	(2,273,190)	(1,027,919)	(1,829,119)	(1,130,320)	(2,192,745)
	Class R2	(2,132,404)	(3,716,985)	(1,774,822)	(3,518,943)	(1,399,469)	(3,637,308)
	Class R3	(2,265,454)	(4,243,582)	(2,417,451)	(4,932,066)	(2,309,182)	(5,000,157)
Outstanding:
Beginning of period		94,069,307	98,790,125	112,186,899	113,922,627	95,508,174	98,929,819
End of period		90,878,260	94,069,307	110,921,236	112,186,899	94,431,023	95,508,174

72	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	73

Statements of changes in net assets	concluded

College Retirement Equities Funds  ■  For the period or year ended

		Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)		June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016
		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$154,920	$308,142	$14,012	$9,408
Net realized gain (loss) on total investments		304,735	662,333	1	3
Net change in unrealized appreciation (depreciation) on total investments		472,740	(28,612)	—	—
Net increase (decrease) in net assets from operations		932,395	941,863	14,013	9,411

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	61,458	117,728	508,945	1,162,493
	Class R2	118,221	247,236	379,140	1,248,675
	Class R3	149,614	316,408	660,801	1,833,038
Net transfers between CREF Accounts:	Class R1	(5,316)	(26,303)	(85,476)	(11,179)
	Class R2	(41,558)	(76,257)	(45,900)	161,745
	Class R3	74,211	31,523	(8,561)	336,528
Withdrawals and death benefits:	Class R1	(142,811)	(248,429)	(677,327)	(1,230,543)
	Class R2	(272,371)	(470,771)	(770,611)	(1,613,510)
	Class R3	(376,910)	(663,221)	(1,251,481)	(2,450,296)
Annuity payments:		(16,933)	(32,710)	(8,555)	(20,235)
Net increase (decrease) from participant transactions		(452,395)	(804,796)	(1,299,025)	(583,284)
Net increase (decrease) in net assets		480,000	137,067	(1,285,012)	(573,873)

NET ASSETS
Beginning of period		13,491,019	13,353,952	10,850,890	11,424,763
End of period		$13,971,019	$13,491,019	$9,565,878	$10,850,890

ACCUMULATION UNITS:
Units purchased:	Class R1	288,077	595,633	19,930,549	45,527,588
	Class R2	550,683	1,245,129	14,832,634	48,893,276
	Class R3	643,759	1,485,381	25,615,252	71,250,130
Units sold / transferred:	Class R1	(693,564)	(1,387,415)	(29,884,432)	(48,630,542)
	Class R2	(1,457,852)	(2,756,896)	(31,943,614)	(56,844,425)
	Class R3	(1,424,164)	(3,166,545)	(48,594,249)	(81,988,055)
Outstanding:
Beginning of period		63,643,797	67,628,510	418,035,180	439,827,208
End of period		61,550,736	63,643,797	367,991,320	418,035,180

74	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	75

Financial highlights

College Retirement Equities Fund

			Selected per accumulation unit data								Ratios and supplemental data
			Gain (loss) from investment operations
						Net realized					Ratios to average net assets						Accumulation
	For the				Net	& unrealized	Net	Accumulation	Accumulation				Net				units	Accumulation
	period				investment	gain (loss)	change in	unit value	unit value				investment		Portfolio		outstanding	fund net
	or year		Investment		income	on total	accumulation	beginning	end of	Total	Gross		income		turnover		end of period	assets
	ended		income[a]	Expenses[a]	(loss)[a]	investments	unit value	of period	period	return[b]	expenses		(loss)		rate		(in millions)	(in millions)[i]

STOCK ACCOUNT
Class R1:	6/30/17	#	$4.698	$1.438	$3.260	$38.903	$42.163	$393.060	$435.223	10.73%[c]	0.69%[d]		1.57%[d]		25%[c]		34	$ 14,951
	12/31/16		8.586	2.727	5.859	25.797	31.656	361.404	393.060	8.76	0.74		1.59		56		36	14,174
	12/31/15	[h]	8.076	2.108	5.968	(9.995)	(4.027)	365.431	361.404	(1.10)	0.57		1.60		52		39	14,153
	12/31/14		7.897	1.620	6.277	15.744	22.021	343.410	365.431	6.41	0.46		1.77		58		306	111,823
	12/31/13		6.581	1.476	5.105	69.661	74.766	268.644	343.410	27.83	0.48		1.68		59		330	113,325
	12/31/12		6.328	1.244	5.084	34.469	39.553	229.091	268.644	17.26	0.49		2.01		57		353	94,887
Class R2:	6/30/17	#	4.724	0.879	3.845	39.106	42.951	394.928	437.879	10.88 [c]	0.42	[d]	1.84	[d]	25	[c]	82	35,912
	12/31/16		8.610	1.724	6.886	25.913	32.799	362.129	394.928	9.06	0.47		1.87		56		86	33,996
	12/31/15	[g]	5.699	1.215	4.484	(30.621)	(26.137)	388.266	362.129	(6.73)[c]	0.48	[d]	1.75	[d]	52		94	33,974
Class R3:	6/30/17	#	4.733	0.695	4.038	39.180	43.218	395.607	438.825	10.93 [c]	0.33	[d]	1.93	[d]	25	[c]	129	56,991
	12/31/16		8.619	1.346	7.273	25.956	33.229	362.378	395.607	9.17	0.36		1.97		56		136	53,821
	12/31/15	[g]	5.698	0.960	4.738	(30.626)	(25.888)	388.266	362.378	(6.67)[c]	0.38	[d]	1.85	[d]	52		148	53,614
GLOBAL EQUITIES ACCOUNT
Class R1:	6/30/17	#	1.868	0.562	1.306	14.671	15.977	144.462	160.439	11.06 [c]	0.73	[d]	1.71	[d]	22	[c]	21	3,419
	12/31/16		3.218	1.027	2.191	4.314	6.505	137.957	144.462	4.72	0.75		1.60		78		22	3,230
	12/31/15	[h]	3.077	0.823	2.254	(3.090)	(0.836)	138.793	137.957	(0.60)	0.58		1.59		49		24	3,312
	12/31/14		3.394	0.623	2.771	2.779	5.550	133.243	138.793	4.17	0.46		2.04		59		136	18,808
	12/31/13		2.590	0.616	1.974	26.579	28.553	104.690	133.243	27.27	0.52		1.67		63		141	18,770
	12/31/12		2.566	0.522	2.044	14.260	16.304	88.386	104.690	18.45	0.53		2.09		70		142	14,917
Class R2:	6/30/17	#	1.877	0.356	1.521	14.748	16.269	145.144	161.413	11.21 [c]	0.46	[d]	1.98	[d]	22	[c]	41	6,600
	12/31/16		3.228	0.655	2.573	4.341	6.914	138.230	145.144	5.00	0.48		1.87		78		43	6,224
	12/31/15	[g]	2.030	0.468	1.562	(11.301)	(9.739)	147.969	138.230	(6.58)[c]	0.48	[d]	1.60	[d]	49		47	6,435
Class R3:	6/30/17	#	1.882	0.289	1.593	14.775	16.368	145.393	161.761	11.26 [c]	0.37	[d]	2.07	[d]	22	[c]	55	8,842
	12/31/16		3.232	0.514	2.718	4.350	7.068	138.325	145.393	5.11	0.37		1.98		78		57	8,324
	12/31/15	[g]	2.030	0.370	1.660	(11.304)	(9.644)	147.969	138.325	(6.52)[c]	0.38	[d]	1.70	[d]	49		62	8,527
GROWTH ACCOUNT
Class R1:	6/30/17	#	0.919	0.480	0.439	20.234	20.673	140.081	160.754	14.76 [c]	0.63	[d]	0.58	[d]	26	[c]	27	4,364
	12/31/16		1.782	0.902	0.880	2.577	3.457	136.624	140.081	2.53	0.67		0.65		64		28	3,941
	12/31/15	[h]	1.663	0.683	0.980	6.976	7.956	128.668	136.624	6.19	0.51		0.73		47		31	4,174
	12/31/14		1.501	0.482	1.019	14.445	15.464	113.204	128.668	13.66	0.41		0.86		57		164	21,048
	12/31/13		1.288	0.450	0.838	28.513	29.351	83.853	113.204	35.00	0.46		0.86		63		169	19,129
	12/31/12		1.388	0.382	1.006	10.481	11.487	72.366	83.853	15.87	0.47		1.24		67		176	14,728
Class R2:	6/30/17	#	0.924	0.275	0.649	20.337	20.986	140.743	161.729	14.91 [c]	0.36	[d]	0.85	[d]	26	[c]	49	7,938
	12/31/16		1.788	0.534	1.254	2.593	3.847	136.896	140.743	2.81	0.39		0.93		64		51	7,172
	12/31/15	[g]	1.117	0.380	0.737	(1.993)	(1.256)	138.152	136.896	(0.91)[c]	0.41	[d]	0.79	[d]	47		55	7,594
Class R3:	6/30/17	#	0.926	0.208	0.718	20.376	21.094	140.984	162.078	14.96 [c]	0.27	[d]	0.94	[d]	26	[c]	64	10,425
	12/31/16		1.790	0.395	1.395	2.599	3.994	136.990	140.984	2.92	0.29		1.03		64		67	9,424
	12/31/15	[g]	1.117	0.287	0.830	(1.992)	(1.162)	138.152	136.990	(0.84)[c]	0.31	[d]	0.89	[d]	47		73	10,027

76	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	77

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data							Ratios and supplemental data
			Gain (loss) from investment operations
						Net realized				Ratios to average net assets							Portfolio		Accumulation
	For the				Net	& unrealized	Net	Accumulation	Accumulation				Net				turnover rate		units	Accumulation
	period				investment	gain (loss)	change in	unit value	unit value				investment		Portfolio		excluding		outstanding at	fund net
	or year		Investment		income	on total	accumulation	beginning	end of	Total	Gross		income		turnover		mortgage		end of period	assets
	ended		income[a]	Expenses[a]	(loss)[a]	investments	unit value	of period	period	return[b]	expenses		(loss)		rate		dollar rolls		(in millions)	(in millions)[i]
EQUITY INDEX ACCOUNT
Class R1:	6/30/17	#	$1.720	$0.563	$1.157	$14.431	$15.588	$181.024	$196.612	8.61%[c]	0.59%[d]		1.22%[d]		4%[c]		4%[c]		19	$3,677
	12/31/16		3.648	1.044	2.604	16.892	19.496	161.528	181.024	12.07	0.63		1.56		4		4		19	3,501
	12/31/15	[h]	3.254	0.765	2.489	(2.523)	(0.034)	161.562	161.528	(0.02)	0.47		1.52		5		5		20	3,260
	12/31/14		2.937	0.558	2.379	15.145	17.524	144.038	161.562	12.17	0.37		1.58		4		4		104	16,841
	12/31/13		2.546	0.531	2.015	33.715	35.730	108.308	144.038	32.99	0.42		1.59		5		5		108	15,563
	12/31/12		2.391	0.442	1.949	12.978	14.927	93.381	108.308	15.98	0.43		1.89		4		4		109	11,797
Class R2:	6/30/17	#	1.729	0.308	1.421	14.505	15.926	181.880	197.806	8.76 [c]	0.32	[d]	1.49	[d]	4	[c]	4	[c]	32	6,317
	12/31/16		3.662	0.591	3.071	16.959	20.030	161.850	181.880	12.38	0.35		1.84		4		4		33	6,035
	12/31/15	[g]	2.443	0.414	2.029	(8.184)	(6.155)	168.005	161.850	(3.66)[c]	0.37	[d]	1.81	[d]	5		5		35	5,667
Class R3:	6/30/17	#	1.733	0.224	1.509	14.532	16.041	182.192	198.233	8.80 [c]	0.24	[d]	1.58	[d]	4	[c]	4	[c]	40	7,978
	12/31/16		3.667	0.419	3.248	16.983	20.231	161.961	182.192	12.49	0.25		1.94		4		4		42	7,570
	12/31/15	[g]	2.443	0.302	2.141	(8.185)	(6.044)	168.005	161.961	(3.60)[c]	0.27	[d]	1.90	[d]	5		5		44	7,061
BOND MARKET ACCOUNT
Class R1:	6/30/17	#	1.819	0.392	1.427	1.413	2.840	117.249	120.089	2.42 [c]	0.67	[d]	2.42	[d]	88	[c]	49	[c]	18	2,184
	12/31/16		3.430	0.827	2.603	0.897	3.500	113.749	117.249	3.08	0.70		2.21		240		131		19	2,175
	12/31/15	[h]	3.015	0.637	2.378	(2.100)	0.278	113.471	113.749	0.25	0.56		2.07		293		123		19	2,149
	12/31/14		2.665	0.494	2.171	3.764	5.935	107.536	113.471	5.52	0.44		1.95		290		89		117	13,254
	12/31/13		2.485	0.482	2.003	(4.211)	(2.208)	109.744	107.536	(2.01)	0.45		1.85		363		105		119	12,814
	12/31/12		2.835	0.482	2.353	3.163	5.516	104.228	109.744	5.29	0.45		2.19		356		117		130	14,222
Class R2:	6/30/17	#	1.829	0.233	1.596	1.424	3.020	117.802	120.822	2.56 [c]	0.39	[d]	2.70	[d]	88	[c]	49	[c]	39	4,739
	12/31/16		3.442	0.506	2.936	0.892	3.828	113.974	117.802	3.36	0.43		2.48		240		131		40	4,672
	12/31/15	[g]	2.181	0.369	1.812	(3.573)	(1.761)	115.735	113.974	(1.52)[c]	0.47	[d]	2.31	[d]	293		123		40	4,599
Class R3:	6/30/17	#	1.832	0.181	1.651	1.424	3.075	118.004	121.079	2.61 [c]	0.31	[d]	2.78	[d]	88	[c]	49	[c]	54	6,479
	12/31/16		3.446	0.385	3.061	0.891	3.952	114.052	118.004	3.47	0.32		2.58		240		131		54	6,370
	12/31/15	[g]	2.182	0.292	1.890	(3.573)	(1.683)	115.735	114.052	(1.45)[c]	0.37	[d]	2.41	[d]	293		123		55	6,237
INFLATION-LINKED BOND ACCOUNT
Class R1:	6/30/17	#	0.939	0.204	0.735	(0.428)	0.307	67.740	68.047	0.45 [c]	0.60	[d]	2.17	[d]	12	[c]	12	[c]	16	1,074
	12/31/16		1.465	0.433	1.032	1.474	2.506	65.234	67.740	3.84	0.64		1.52		23		23		16	1,107
	12/31/15[h]		(0.930)	0.324	(1.254)	(0.034)	(1.288)	66.522	65.234	(1.94)	0.48		(1.87)		6		6		17	1,127
	12/31/14		1.573	0.257	1.316	0.824	2.140	64.382	66.522	3.32	0.39		1.97		9		9		107	7,143
	12/31/13		1.207	0.301	0.906	(7.289)	(6.383)	70.765	64.382	(9.02)	0.45		1.34		13		13		115	7,404
	12/31/12		2.050	0.310	1.740	2.523	4.263	66.502	70.765	6.40	0.45		2.52		11		11		149	10,544
Class R2:	6/30/17	#	0.948	0.114	0.834	(0.433)	0.401	68.059	68.460	0.59 [c]	0.33	[d]	2.45	[d]	12	[c]	12	[c]	31	2,123
	12/31/16		1.471	0.249	1.222	1.475	2.697	65.362	68.059	4.13	0.37		1.80		23		23		31	2,123
	12/31/15	[g]	1.272	0.185	1.087	(3.973)	(2.886)	68.248	65.362	(4.23)[c]	0.41	[d]	2.38	[d]	6		6		32	2,118
Class R3:	6/30/17	#	0.949	0.083	0.866	(0.434)	0.432	68.176	68.608	0.63 [c]	0.24	[d]	2.54	[d]	12	[c]	12	[c]	48	3,268
	12/31/16		1.480	0.179	1.301	1.468	2.769	65.407	68.176	4.23	0.26		1.91		23		23		48	3,271
	12/31/15	[g]	1.274	0.140	1.134	(3.975)	(2.841)	68.248	65.407	(4.16)[c]	0.31	[d]	2.48	[d]	6		6		49	3,222

78	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	79

Financial highlights	concluded

College Retirement Equities Fund

			Selected per accumulation unit data								Ratios and supplemental data
			Gain (loss) from investment operations
						Net realized					Ratios to average net assets						Portfolio		Accumulation
	For the				Net	& unrealized	Net	Accumulation	Accumulation				Net				turnover rate		units	Accumulation
	period				investment	gain (loss)	change in	unit value	unit value				investment		Portfolio		excluding		outstanding	fund net
	or year		Investment		income	on total	accumulation	beginning	end of	Total	Gross		income		turnover		mortgage		end of period	assets
	ended		income[a]	Expenses[a]	(loss)[a]	investments	unit value	of period	period	return[b]	expenses		(loss)		rate		dollar rolls		(in millions)	(in millions)[i]
SOCIAL CHOICE ACCOUNT
Class R1:	6/30/17	#	$2.831	$0.670	$2.161	$11.963	$14.124	$205.646	$219.770	6.87%[c]	0.63%[d]		2.04%[d]		37%[c]		21%[c]		11	$ 2,355
	12/31/16		5.437	1.336	4.101	9.343	13.444	192.202	205.646	7.00	0.68		2.07		93		50		11	2,287
	12/31/15	[h]	4.618	1.017	3.601	(5.795)	(2.194)	194.396	192.202	(1.13)	0.52		1.83		115		57		12	2,290
	12/31/14		4.446	0.773	3.673	8.760	12.433	181.963	194.396	6.83	0.41		1.95		120		52		72	14,017
	12/31/13		3.804	0.757	3.047	22.950	25.997	155.966	181.963	16.67	0.45		1.79		133		46		72	13,016
	12/31/12		3.866	0.677	3.189	12.242	15.431	140.535	155.966	10.98	0.45		2.14		149		52		71	10,999
Class R2:	6/30/17	#	2.846	0.384	2.462	12.025	14.487	206.617	221.104	7.01 [c]	0.36	[d]	2.31	[d]	37	[c]	21	[c]	22	4,919
	12/31/16		5.455	0.798	4.657	9.377	14.034	192.583	206.617	7.29	0.40		2.35		93		50		23	4,784
	12/31/15	[g]	3.229	0.560	2.669	(11.025)	(8.356)	200.939	192.583	(4.16)[c]	0.42	[d]	1.99	[d]	115		57		25	4,750
Class R3:	6/30/17	#	2.852	0.290	2.562	12.047	14.609	206.972	221.581	7.06 [c]	0.27	[d]	2.40	[d]	37	[c]	21	[c]	29	6,335
	12/31/16		5.461	0.594	4.867	9.391	14.258	192.714	206.972	7.40	0.30		2.45		93		50		29	6,078
	12/31/15	[g]	3.230	0.427	2.803	(11.028)	(8.225)	200.939	192.714	(4.09)[c]	0.32	[d]	2.09	[d]	115		57		31	5,984

			Selected per accumulation unit data									Ratios and supplemental data
			Gain (loss) from investment operations
						Net realized						Ratios to average net assets						Accumulation
	For the				Net	& unrealized	Net	Accumulation	Accumulation							Net		units	Accumulation
	period				investment	gain (loss)	change in	unit value	unit value					Expenses		investment		outstanding	fund net
	or year		Investment		income	on total	accumulation	beginning	end of	Total		Gross		net of TIAA		income		end of period	assets
	ended		income[a]	Expenses[a]	(loss)[a]	investments	unit value	of period	period	return[b]		expenses		withholding		(loss)		(in millions)	(in millions)[i]
MONEY MARKET ACCOUNT
Class R1:	6/30/17	#	$0.089	$0.078	$0.011	$0.000	$0.011	$25.534	$25.545	0.05%[c]		0.60%[d]		0.61%[d]		0.12%[d]		74	$1,892
	12/31/16		0.111	0.111	0.000	0.000	0.000	25.534	25.534	0.00		0.64		0.43		0.00		84	2,145
	12/31/15	[h]	0.036	0.036	0.000	0.000	0.000	25.534	25.534	0.00		0.50		0.14		0.00		87	2,225
	12/31/14		0.029	0.029	0.000	0.000	0.000	25.534	25.534	0.00		0.39		0.11		0.00		441	11,261
	12/31/13		0.036	0.036	0.000	0.000	0.000	25.534	25.534	0.00		0.41		0.14		0.00		461	11,774
	12/31/12		0.044	0.044	0.000	0.000	0.000	25.534	25.534	0.00		0.42		0.17		0.00		458	11,701
Class R2:	6/30/17	#	0.089	0.052	0.037	0.000	0.037	25.549	25.586	0.14	[c]	0.32	[d]	0.42	[d]	0.38	[d]	112	2,873
	12/31/16		0.111	0.096	0.015	0.000	0.015	25.534	25.549	0.06		0.36		0.37		0.08		129	3,306
	12/31/15	[g]	0.030	0.030	0.000	0.000	0.000	25.534	25.534	0.00	[c]	0.40	[d]	0.17	[d]	0.00	[d]	137	3,507
Class R3:	6/30/17	#	0.089	0.044	0.045	0.000	0.045	25.567	25.612	0.18	[c]	0.24	[d]	0.36	[d]	0.47	[d]	182	4,652
	12/31/16		0.111	0.078	0.033	0.000	0.033	25.534	25.567	0.13		0.26		0.30		0.17		205	5,231
	12/31/15	[g]	0.030	0.030	0.000	0.000	0.000	25.534	25.534	0.00	[c]	0.30	[d]	0.17	[d]	0.00	[d]	215	5,499

#	Unaudited
[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.
[c]	The percentages shown for this period are not annualized.
[d]	The percentages shown for this period are annualized.
[g]	Classes R2 and R3 commenced operations on April 24, 2015.
[h]	Prior to April 24, 2015, CREF offered only one class of units, which became Class R1 on that date.
[i]	Does not include annuity net assets.

80	2017 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2017 Semiannual Report	81

Notes to financial statements (unaudited)

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.

82	2017 Semiannual Report ■ College Retirement Equities Fund

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

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Notes to financial statements (unaudited)

Trustee compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In March 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-01 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018. Management has determined that the adoption of this guidance will not materially impact the Accounts’ financial statement disclosures.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Accounts’ various filings. The amended S-X disclosures required under this rule will not have an impact on net assets or results of operations but may result in changes to financial statement disclosures.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires accounts to establish a liquidity risk management program and enhances disclosures regarding accounts’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Accounts’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. This rule is not expected to materially impact the Accounts’ financial statements and other filings.

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continued

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of June 30, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of

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Notes to financial statements (unaudited)

value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2017, there were no material transfers between levels by the Accounts.

As of June 30, 2017, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of June 30, 2017, based on the inputs used to value them (dollar amounts are in thousands):

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continued

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$10,896,390	$4,547,322	$368	$15,444,080
Consumer staples	6,398,884	3,132,570	119	9,531,573
Energy	5,211,285	1,902,746	585	7,114,616
Financials	12,343,141	7,554,946	740	19,898,827
Health care	11,487,651	2,745,279	411	14,233,341
Industrials	9,164,337	4,428,148	1,093	13,593,578
Information technology	18,608,528	3,642,052	282	22,250,862
Materials	3,075,549	2,945,739	735	6,022,023
Real estate	2,870,748	1,518,778	4,711	4,394,237
Telecommunication services	1,584,417	1,289,151	3	2,873,571
Utilities	2,314,155	1,003,526	1,902	3,319,583
Corporate bonds	—	—	327	327
Government bonds	—	298	—	298
Short-term investments	—	3,104,199	—	3,104,199
Purchased options**	1,859	—	—	1,859
Written options**	(1,141)	—	—	(1,141)
Futures contracts**	(484)	—	—	(484)
Swaps contracts**	—	(221)	—	(221)
Total	$83,955,319	$37,814,533	$11,276	$121,781,128
Global Equities
Equity investments:
Asia	$935	$1,492,012	$—	$1,492,947
Australasia	20,492	257,788	2	278,282
Europe	40,584	3,382,925	—	3,423,509
North America	11,420,928	560,693	—	11,981,621
All other equity investments*	182,053	1,546,511	14	1,728,578
Short-term investments	—	712,425	—	712,425
Futures contracts**	(1,093)	—	—	(1,093)
Total	$11,663,899	$7,952,354	$16	$19,616,269
Growth
Equity investments:
Consumer discretionary	$4,697,039	$143,598	$—	$4,840,637
Consumer staples	1,217,203	71,594	—	1,288,797
Health care	3,145,296	153,343	—	3,298,639
Information technology	8,612,850	205,069	—	8,817,919
All other equity investments*	4,662,997	—	—	4,662,997
Short-term investments	97,727	219,742	—	317,469
Futures contracts**	(543)	—	—	(543)
Total	$22,432,569	$793,346	$—	$23,225,915

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Notes to financial statements (unaudited)

Account	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Health care	$2,562,024	$—	$109	$2,562,133
Industrials	1,969,157	—	158	1,969,315
All other equity investments*	13,807,437	—	—	13,807,437
Short-term investments	213,284	9,300	—	222,584
Futures contracts**	(2)	—	—	(2)
Total	$18,551,900	$9,300	$267	$18,561,467
Bond Market
Bank loan obligations	$—	$90,312	$—	$90,312
Corporate bonds	—	4,914,341	—	4,914,341
Government bonds	—	6,037,520	—	6,037,520
Structured assets	—	2,375,900	949	2,376,849
Preferred stocks	11,361	—	—	11,361
Short-term investments	—	595,101	—	595,101
Forward foreign currency contracts**	—	(444)	—	(444)
Total	$11,361	$14,012,730	$949	$14,025,040
Social Choice
Equity investments:
Consumer discretionary	$757,460	$312,007	$—	$1,069,467
Consumer staples	457,493	224,857	—	682,350
Energy	324,250	145,508	—	469,758
Financials	943,745	599,446	—	1,543,191
Health care	815,913	246,157	—	1,062,070
Industrials	628,040	333,448	19	961,507
Information technology	1,184,799	134,892	—	1,319,691
Materials	226,850	213,951	—	440,801
Real estate	235,341	88,666	—	324,007
Telecommunication services	111,949	108,416	—	220,365
Utilities	184,869	90,840	—	275,709
Bank loan obligations	—	35,555	—	35,555
Corporate bonds	—	1,620,545	—	1,620,545
Government bonds	—	3,381,583	—	3,381,583
Structured assets	—	452,967	16,206	469,173
Short-term investments	—	417,144	—	417,144
Total	$5,870,709	$8,405,982	$16,225	$14,292,916

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

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At June 30, 2017, the following Accounts have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows (dollar amounts are in thousands):

	Asset derivatives		Liabilities derivatives
Derivative contracts	Location	Fair value amount	Location	Fair value amount
Stock Account
Equity contracts	Futures contracts*	$(484)	Written options	$(1,141)
	Portfolio investments	1,859	Swap contracts	(221)
Global Equities Account
Equity contracts	Futures contracts*	(1,093)
Growth Account
Equity contracts	Futures contracts*	(543)
Equity Index Account
Equity contracts	Futures contracts*	(2)
Bond Market Account			Forward foreign
Foreign exchange contracts			currency contracts	(444)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended June 30, 2017, the effect of derivative contracts on the Accounts’ Statements of Operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Stock Account
Equity contracts	Futures contracts	$16,336	$ 1,068
Equity contracts	Purchased options	1,715	(426)
Equity contracts	Written options	(211)	148
Equity contracts	Swap contracts	(980)	(591)
Global Equities Account
Equity contracts	Futures contracts	7,813	(1,024)
Growth Account
Equity contracts	Futures contracts	9,505	(62)
Equity Index Account
Equity contracts	Futures contracts	(14)	(2)
Bond Market Account
Foreign exchange contracts	Forward foreign currency contracts	(7,491)	(2,554)

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying

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Notes to financial statements (unaudited)

futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/ index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended June 30, 2017, the Stock Account, the Global Equities Account, the Growth Account and the Equity Index Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At June 30, 2017, the Accounts held the following open futures contracts (dollar amounts are in thousands):

Account	Futures contracts	Number of long (short) contracts	Settlement value	Expiration date	Unrealized gain (loss)
Stock	Russell 2000 Mini Index	191	$13,507	September 2017	$(9)
	S&P Mid-Cap 400 E-Mini Index	102	17,810	September 2017	104
	S&P 500 E Mini Index	1,184	143,317	September 2017	(579)
Total		1,477	$174,634		$(484)
Global Equities	Mini MSCI EAFE Index	156	14,739	September 2017	(55)
	S&P 500 E Mini Index	1,844	223,207	September 2017	(1,038)
Total		2,000	237,946		(1,093)
Growth	S&P 500 E Mini Index	1,250	151,306	September 2017	(543)
Equity Index	S&P 500 E Mini Index	16	1,937	September 2017	(2)

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the

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continued

amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended June 30, 2017, the Stock Account had exposure to options, based on underlying notional values, generally between 0% and 1% of net assets.

Purchased options outstanding as of June 30, 2017 were as follows (dollar amounts are in thousands):

	Number of contracts	Value
Stock Account
Alexion Pharmaceuticals, Inc, Call, 1/19/18 at $130	20	$22
Alnylam Pharmaceuticals, Inc, Call, 1/19/18 at $60	10	26
BioMarin Pharmaceutical, Inc, Call, 1/19/18 at $100	15	8
Cisco Systems, Inc, Call, 1/19/18 at $36	50	1
E*TRADE Financial Corp, Call, 7/21/17 at $41	25	0	^
Home Depot, Inc, Call, 1/19/18 at $160	30	15
Illumina, Inc, Call, 12/15/17 at $190	15	19
Intel Corp, Call, 7/21/17 at $38	20	0	^
Microsoft Corp, Call, 7/28/17 at $71	7,000	686
Microsoft Corp, Call, 8/4/17 at $71	8,000	896
Microsoft Corp, Put, 8/18/17 at $65	25	2
Pinnacle Foods, Inc, Call, 9/15/17 at $65	20	2
S&P 500 Index, Call, 12/15/17 at $2400	20	181
Seattle Genetics, Inc, Call, 12/15/17 at $75	5	1
Total	15,255	$1,859

Written options outstanding as of June 30, 2017 were as follows (dollar amounts are in thousands):

	Number of contracts	Value
Stock Account
Alexion Pharmaceuticals, Inc, Call, 1/19/18 at $155	20	$(8)
Alexion Pharmaceuticals, Inc, Put, 1/19/18 at $90	20	(6)
Alnylam Pharmaceuticals, Inc, Call, 1/19/18 at $105	10	(6)
Alnylam Pharmaceuticals, Inc, Call, 1/19/18 at $80	20	(29)
Apple, Inc, Put, 7/21/17 at $130	15	(0)^
Apple, Inc, Call, 7/21/17 at $160	5	(0)^
Apple, Inc, Put, 8/18/17 at $140	40	(13)
Apple, Inc, Put, 11/17/17 at $115	20	(2)
Apple, Inc, Put, 11/17/17 at $95	20	(0)^
Applied Materials, Inc, Call, 7/7/17 at $51.50	20	(0)^
Applied Materials, Inc, Put, 7/21/17 at $38.50	30	(1)
Bank of America Corp, Call, 7/21/17 at $28	30	(0)^
Bank of America Corp, Put, 7/21/17 at $19	30	(0)^
BioMarin Pharmaceutical, Inc, Call, 1/19/18 at $110	15	(4)
BioMarin Pharmaceutical, Inc, Put, 1/19/18 at $80	15	(7)
Broadcom Ltd, Call, 7/7/17 at $270	10	(0)^
Broadcom Ltd, Call, 7/21/17 at $280	15	(0)^
Cisco Systems, Inc, Put, 1/19/18 at $28	50	(4)
Cisco Systems, Inc, Call, 1/19/18 at $38	50	(1)
Cisco Systems, Inc, Call, 1/19/18 at $40	50	(0)^

College Retirement Equities Fund ■ 2017 Semiannual Report	91

Notes to financial statements (unaudited)

	Number of contracts	Value
Stock Account
Discover Financial Services, Put, 7/7/17 at $56	25	$(0)^
E*TRADE Financial Corp, Put, 7/21/17 at $30	25	(0)^
E*TRADE Financial Corp, Call, 7/21/17 at $45	25	(0)^
FedEx Corp, Put, 7/21/17 at $195	20	(0)^
HD Supply Holdings, Inc, Put, 7/21/17 at $30	25	(1)
Home Depot, Inc, Put, 1/19/18 at $135	30	(9)
Home Depot, Inc, Call, 1/19/18 at $170	30	(7)
Illumina, Inc, Call, 12/15/17 at $230	30	(10)
Illumina, Inc, Put, 12/15/17 at $145	15	(8)
Intel Corp, Call, 7/21/17 at $39	40	(0)^
Kroger Co, Put, 7/21/17 at $20	30	(0)^
Mattel, Inc, Put, 7/21/17 at $18	30	(0)^
Microsoft Corp, Call, 7/28/17 at $74	7,000	(175)
Microsoft Corp, Put, 7/28/17 at $66	3,000	(204)
Microsoft Corp, Put, 8/4/17 at $65	3,000	(194)
Microsoft Corp, Call, 8/4/17 at $74	8,000	(272)
Microsoft Corp, Put, 8/18/17 at $60	25	(1)
Microsoft Corp, Put, 8/18/17 at $62.50	25	(1)
Monsanto Co, Put, 1/19/18 at $80	20	(1)
Norwegian Cruise Line Holdings Ltd, Call, 7/21/17 at $57.50	30	(1)
NVIDIA Corp, Call, 7/7/17 at $170	25	(0)^
NVIDIA Corp, Call, 7/21/17 at $180	30	(1)
NVIDIA Corp, Put, 8/18/17 at $130	30	(13)
Palo Alto Networks, Inc, Put, 9/15/17 at $90	10	(0)^
Palo Alto Networks, Inc, Put, 9/15/17 at $95	10	(0)^
Pinnacle Foods, Inc, Put, 9/15/17 at $60	20	(6)
Pinnacle Foods, Inc, Call, 9/15/17 at $70	20	(1)
Pioneer Natural Resources Co, Put, 7/7/17 at $140	20	(0)^
Post Holdings, Inc, Put, 7/21/17 at $70	25	(0)^
PVH Corp, Call, 8/18/17 at $125	20	(2)
S&P 500 Index, Call, 12/15/17 at $2500	40	(150)
Seattle Genetics, Inc, Call, 12/15/17 at $90	10	(1)
Symantec Corp, Put, 7/21/17 at $26	25	(1)
United States Oil Fund LP, Put, 7/21/17 at $9	20	(0)^
Williams Cos, Inc, Put, 7/21/17 at $26	30	(0)^
WPX Energy, Inc, Put, 7/21/17 at $9	50	(1)
WR Grace & Co, Put, 7/21/17 at $62.50	25	(0)^
Total	22,320	$(1,141)

^	Amount represents less than $1,000.

Transactions in written options and related premiums received during the period ended June 30, 2017 were as follows (dollar amounts are in thousands):

	Number of contracts	Premiums
Stock Account
Outstanding at beginning of period	877	$239
Written	222,425	5,097
Purchased	(44,673)	(1,259)
Exercised	(440)	(87)
Expired	(155,869)	(2,622)
Outstanding at end of period	22,320	$1,368

92	2017 Semiannual Report ■ College Retirement Equities Fund

continued

Total return swap contracts: Total return swaps are agreements that provide an Account with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Account will receive a payment or make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss in the Statements of Operations. The swap is valued daily and any change in the value of the swap is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of the swap contract is reflected in unrealized appreciation (depreciation) on swap agreements in the Statements of Assets and Liabilities. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Account include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Account’s maximum loss from counterparty risk is the fair value of the contract. The Stock Account is currently invested in a total return swap contract to gain exposure to certain equity markets. During the period ended June 30, 2017 the Stock Account’s exposure to total return swaps, based on underlying notional amounts, was generally between 0% and 1% of net assets.

At June 30, 2017, the Stock Account held the following open total return swap contracts (dollar amounts are in thousands):

			Fixed payments		Unrealized
	Notional	Termination	paid by fund	Total return received	appreciation
Counterparty	amount	date	per annum	by or paid by account	(depreciation)
Goldman Sachs	8,000	9/6/2017	0.30%	GSVIUS71 Index	$(221)

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Accounts realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the

College Retirement Equities Fund ■ 2017 Semiannual Report	93

Notes to financial statements (unaudited)

Statements of Assets and Liabilities. During the period ended June 30, 2017, the Bond Market Account had exposure to forwards, based on underlying notional values, generally between 0% and 2%.

At June 30, 2017, the Accounts held the following open forward contracts (dollar amounts are in thousands):

							Unrealized
		Contract					appreciation
Account	Counterparty	settlement date	Receive		Deliver		(depreciation)
Bond	Bank of America	7/31/2017		$6,767	AUD	8,843	$(26)
	Bank of America	7/31/2017		$1,253	DKK	8,163	(3)
	Bank of America	7/31/2017	EUR	4		$4	—
	Bank of America	7/31/2017		$570	EUR	498	(1)
	Bank of America	7/31/2017		$6	GBP	5	—
	Bank of America	7/31/2017		$20,653	GBP	15,894	(69)
	Bank of America	7/31/2017		$595	NZD	818	(4)
	Bank of America	7/31/2017		$6,931	SEK	58,944	(78)
	Total						$(181)
	Morgan Stanley	7/31/2017		$7,314	CAD	9,523	$(34)
	Morgan Stanley	7/31/2017		$88,259	EUR	77,206	(71)
	Morgan Stanley	7/31/2017		$38,586	JPY	4,349,978	(143)
	Morgan Stanley	7/31/2017		$10,244	KRW	11,744,654	(16)
	Morgan Stanley	7/31/2017		$1,698	PLN	6,327	(9)
	Morgan Stanley	7/31/2017		$781	THB	26,548	(1)
	Morgan Stanley	7/31/2017		$1,629	ZAR	21,288	11
	Total						$(263)
	Total						$(444)

Abbreviation(s):

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thailand Baht
ZAR	South African Rand

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include

94	2017 Semiannual Report ■ College Retirement Equities Fund

continued

investment management, portfolio accounting and custodial services and are the same across all classes of an Account.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis. Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.

TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, TPIS, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

As of June 30, 2017, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:

	Investment
	management
	fee	Administrative service fee			Distribution fee
Account	All classes	Class R1	Class R2	Class R3	Class R1	Class R2	Class R3
Stock	0.117%	0.407%	0.222%	0.149%	0.162%	0.077%	0.061%
Global Equities	0.160	0.407	0.222	0.149	0.162	0.077	0.061
Growth	0.057	0.407	0.222	0.149	0.162	0.077	0.061
Equity Index	0.020	0.407	0.222	0.149	0.162	0.077	0.061
Bond Market	0.090	0.407	0.222	0.149	0.163	0.076	0.061
Inflation-Linked Bond	0.029	0.407	0.222	0.149	0.163	0.076	0.061
Social Choice	0.057	0.407	0.222	0.149	0.163	0.076	0.061
Money Market	0.022	0.407	0.221	0.149	0.163	0.076	0.061

Between July 16, 2009 and April 14, 2017, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and as necessary, administrative expenses for the Money Market Account. For the period ended June 30, 2017, these amounts totaled to $137,000 for Class R1, $0 for Class R2 and $0 for Class R3. TIAA terminated the waiver on April 14, 2017. TIAA may, for a period of three years after the date an

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Notes to financial statements (unaudited)

amount was waived, recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the class’s yield (net of all expenses) on that day. As a result of the conversion, previously recoverable amounts have been allocated to the newly formed classes, using conversion date April 24, 2015 end of day net assets. For the period ended June 30, 2017, TIAA recovered previously waived expenses from the Account of $298,000 for Class R1, $2,115,000 for Class R2 and $5,395,000 for Class R3. As of June 30, 2017, the cumulative amount of expenses waived subject to recovery is $16,962,000 for Class R1, $13,229,000 for Class R2 and $17,121,000 for Class R3. The amounts waived and recovered during the current period are disclosed on the Statements of Operations.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2017, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):

			Realized
Account	Purchases	Sales	gain (loss)
Stock	$223,773	$935,596	$123,343
Global Equities	105,325	172,709	30,735
Growth	95,179	201,317	49,411
Equity Index	7,505	89,023	12,884
Bond Market	2,172	—	—
Social Choice	29,709	31,408	6,821

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

	Value at						Shares at	Value at
	December 31,		Purchase	Sales	Realized	Dividend	June 30,	June 30,
Issue	2016		cost	proceeds	gain (loss)	income	2017	2017
Stock Account
Dick’s Sporting Goods, Inc	$—	*	$224,584	$10,395	$(3,356)	$1,057	5,007,065	$199,431

*	Not an affiliate investment as of December 31, 2016.

96	2017 Semiannual Report ■ College Retirement Equities Fund

continued

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of June 30, 2017, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $141,512,000 related to equity securities and $50,696,000 related to fixed income securities. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with

College Retirement Equities Fund ■ 2017 Semiannual Report	97

Notes to financial statements (unaudited)

a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At June 30, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
Account	appreciation	(depreciation)	(depreciation)
Stock	$18,758,293	$(2,566,939)	$16,191,354
Global Equities	3,028,246	(528,941)	2,499,305
Growth	5,281,077	(214,446)	5,066,631
Equity Index	9,704,668	(445,650)	9,259,018
Bond Market	212,444	(132,024)	80,420
Inflation-Linked Bond	262,780	(59,983)	202,797
Social Choice	2,424,501	(264,971)	2,159,530

98	2017 Semiannual Report ■ College Retirement Equities Fund

concluded

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the period ended June 30, 2017 were as follows (dollar amounts are in thousands):

						Inflation-
		Global		Equity	Bond	Linked	Social
	Stock	Equities	Growth	Index	Market	Bond	Choice
	Account	Account	Account	Account	Account	Account	Account
Purchases:
Non-U.S. Government	$29,626,505	$4,047,609	$5,698,834	$707,660	$2,551,723	$—	$1,503,126
U.S. Government	—	—	—	—	9,724,206	810,472	3,501,903
Total Purchases	$29,626,505	$4,047,609	$5,698,834	$707,660	$12,275,929	$810,472	$5,005,029
Sales:
Non-U.S. Government	$34,218,684	$4,885,758	$6,446,197	$1,168,475	$1,950,461	$—	$1,698,692
U.S. Government	—	—	—	—	9,667,007	853,084	3,336,642
Total Sales	$34,218,684	$4,885,758	$6,446,197	$1,168,475	$11,617,468	$853,084	$5,035,334

Note 6—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2017, there were no borrowings under this credit facility by the Accounts.

Note 7—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

College Retirement Equities Fund ■ 2017 Semiannual Report	99

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the College Retirement Equities Account

The Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Account (“CREF”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment Management, LLC (“TCIM”) and CREF on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Accounts. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement.

Most investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”) enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides, in part, that, after an initial period of up to two years, the investment management agreement will remain in effect only if a fund’s board, including a majority of those trustees who are independent trustees because they are not “interested persons” of the fund, as that term is defined in the 1940 Act, annually renews the agreement. CREF’s Agreement with TCIM is not subject to this requirement due to its unique “at-cost” structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements. None of the Trustees are interested persons of CREF. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held meetings on March 9, 2017 and March 23, 2017, at which it considered the annual renewal of the Agreement with respect to each Account using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TCIM, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TCIM to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2016 renewal process. During a series of meetings held prior to the March 9 and March 23, 2017 Board meetings, the Operations Committee reviewed such guidance and follow-up requests in consultation with TCIM representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TCIM and CREF, and then evaluated the information produced in accordance with the guidance and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established certain guidance regarding the

100	2017 Semiannual Report ■ College Retirement Equities Fund

preparation of reports to be provided to the Board with respect to each Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding each Account, including data relating to each Account’s management fee rate, total expense ratio, short-term and long-term investment performance, portfolio turnover rate, and brokerage commission costs (as applicable). Broadridge compared this data, as relevant, for each Account against a universe of investment companies (except for brokerage commissions) and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge independent of any input from TCIM, and, in the case of the investment performance data, against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board perform its review. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Account’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Broadridge (and not TCIM or the Board).

In advance of the Board meetings held on March 9 and March 23, 2017, legal counsel for the Trustees requested on behalf of the Board, and TCIM provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Account’s investment performance and a narrative analysis of the performance of each Account that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Account’s performance during that period; (2) a description of any expenses that were incurred by TCIM with respect to its services under the Agreement but not reimbursed by the Accounts during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Account’s estimated expense rate under the Agreement to the fee rates of other accounts with comparable strategies managed by TCIM or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts in addition to TCIM’s direct fee payments pursuant to the Agreement; (5) information regarding TCIM’s financial resources, senior professional personnel, overall staffing

College Retirement Equities Fund ■ 2017 Semiannual Report	101

Approval of investment management agreement (unaudited)

levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by TCIM in connection with rendering services to the Accounts; (6) a copy of the Agreement and certain related agreements between the Accounts and affiliates of TCIM; (7) a copy of TCIM’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (8) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to ask questions and request additional information, and they reviewed responses from TCIM to follow-up questions presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Account, the Board reviewed various factors with respect to the Account, including: (1) the nature, extent and quality of services provided or to be provided by TCIM to the Account; (2) the Account’s investment performance; (3) the costs of the services provided to the Account and CREF’s at-cost expense structure; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Account grows; (6) whether the estimated expenses set forth in the Agreement reflect any such economies of scale for the benefit of Account investors; (7) comparisons of services and estimated expense rates with any contracts entered into by TCIM with other clients to whom TCIM provides comparable services; and (8) any other benefits derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Account, the Board took into account the information described above and other information provided to the Board in connection with this process. Additionally, the Board took into account relevant information, including performance data, provided to the Board and its Committees throughout the year as part of the Board’s ongoing duties to oversee and evaluate TCIM’s services to the Accounts. In addition to general session meetings that included TCIM personnel, the Trustees met in private sessions at which no TCIM representatives were present, to discuss the proposed renewal of the Agreement for each Account. The Board received and considered information from its legal counsel as to certain relevant guidance that relate to the renewal process and certain other legal authorities.

The Board received and considered both CREF-level and Account-specific information, but made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different

102	2017 Semiannual Report ■ College Retirement Equities Fund

continued

basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 23, 2017, the Board voted unanimously to renew the Agreement for each Account. Set forth below is a summary of the primary factors the Board considered with respect to each Account.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of TCIM, including the professional experience and qualifications of its personnel. The Board also considered that TCIM is an experienced investment adviser that has managed the Accounts since their operations commenced. Investment professionals at TCIM also manage the TIAA-CREF Funds, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, TCIM is responsible for, among other duties: managing the assets of the Accounts, including conducting research, recommending investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Accounts to the Board on a regular basis; coordinating the activities of each Account’s service providers; and overseeing the provision of various administrative services to the Accounts. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner. The Board also considered that TCIM has committed significant resources to supporting the CREF Accounts. It also considered TCIM’s compliance program and resources and its compliance record with respect to the Accounts.

The Board also considered, among other factors, the performance of each of the Accounts, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TCIM’s oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TCIM for its portfolio management and other functions, including the impact of recent and anticipated operational changes on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Investment performance

The Board considered the investment performance of each Account, over the periods indicated in the Account-by-Account synopsis below. The Board considered each Account’s performance as compared to its peer group and peer universe of mutual funds that underlie variable insurance products (as applicable) and its benchmark

College Retirement Equities Fund ■ 2017 Semiannual Report	103

Approval of investment management agreement (unaudited)

index. The Board also reviewed the three-year performance of each Account before any reductions for fees or expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Account’s performance as compared to the performance of its benchmark index. For details regarding each Account’s performance, see the Account-by-Account synopsis below. The Board considered that, in those cases in which an Account had materially underperformed its peer group or peer universe of mutual funds that underlie variable insurance products for a specified period, or, in the case of an index Account that had deviated from its benchmark by a specified amount, the Board had a dialogue with investment personnel of TCIM, including the pertinent chief investment officer, to consider the factors that contributed to 2016 and longer-term performance. Management also considered whether a closer examination of performance or remedial measures was warranted. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was reasonable or that appropriate actions had been or were being implemented.

Cost and expenses

The Board considered the amounts charged by TCIM to each Account in 2016 and the estimated amounts to be charged by TCIM to each Account in 2017 (for the period May 1, 2017–April 30, 2018). This included investment advisory costs paid to TCIM, expressed in dollar terms and as a percentage of assets, as well as a reconciliation and analysis of those expenses. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of services provided by TCIM. The Board noted that, because TCIM provides its services on an at-cost basis under the arrangement outlined in the Agreement, there was no profit or loss data for the Board to consider.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the effective management fee rate charged to an Account under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between an Account and its comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through other investment vehicles that also carry additional fees and expenses, whereas the Accounts bear certain of these expenses themselves.

104	2017 Semiannual Report ■ College Retirement Equities Fund

continued

Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Accounts’ effective management fee rates compare to those of peer mutual funds that underlie variable insurance products. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Account’s data were derived. Based on all factors considered, the Board concluded that the effective management fee rates under the Agreement with respect to each Account were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at-cost expense arrangements pursuant to which TCIM renders investment advisory services to CREF. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the at-cost expense arrangements.

Fee comparison with other TCIM clients

The Board considered that TCIM and its affiliate, Teachers Advisors, LLC (“Advisors”), provide investment management services to other investment companies, foreign funds (“UCITS”) and separately managed accounts that may have similar investment strategies as certain of the Accounts. The Board also considered TCIM’s comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. Additionally, the Board considered Advisors’ disclosed fee rate schedules for separately managed account mandates with investment strategies similar to the Accounts’ strategies. The Board also considered TCIM’s representation that, while management fee rates charged to the Accounts may differ from the management fee rates chargeable to these other funds and other accounts, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by Advisors; (4) may have different regulatory burdens; (5) may target different investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules.

College Retirement Equities Fund ■ 2017 Semiannual Report	105

Approval of investment management agreement (unaudited)

Other benefits

The Board also considered additional benefits to TCIM and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TCIM and certain funds managed by TCIM or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. TCIM may also benefit from the ability to acquire investment research related to commission arrangements made on behalf of the Accounts (i.e., soft dollars).

Account-by-account factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific expense and performance factors outlined below are based on Class R3 units of each Account. Because Class R3 generally has lower non-management expenses than the other classes of these Accounts, the expenses and performance of these other classes will differ from the expenses and performance shown for Class R3. Except as otherwise noted, all time periods referenced below are ended December 31, 2016. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2016.

CREF Stock Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.115% of average daily net assets for the year ending April 30, 2018. The Account’s actual management costs for the year ended December 31, 2016 equaled 0.137% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Account did not have a group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”). The Account was in the 1st quintile of the universe of comparable funds selected by Broadridge for

106	2017 Semiannual Report ■ College Retirement Equities Fund

continued

performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods.
•	The Account received an Overall Morningstar Rating of 2 stars.

CREF Global Equities Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.125% of average daily net assets for the year ending April 30, 2018. The Account’s actual management costs for the year ended December 31, 2016 equaled 0.146% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account did not have a Performance Group. The Account was in the 4th, 3rd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Growth Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.060% of average daily net assets for the year ending April 30, 2018. The Account’s actual management costs for the year ended December 31, 2016 equaled 0.063% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 2nd, 2nd, 3rd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd, 1st, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Equity Index Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.020% of average daily net assets for the year ending April 30, 2018. The Account’s actual management costs for the year ended December 31, 2016 equaled 0.022% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account did not have a Performance Group. The Account was in the 2nd, 1st, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively. The Account’s Performance Universe includes actively-managed funds, while the Account utilizes a passive investment strategy.

College Retirement Equities Fund ■ 2017 Semiannual Report	107

Approval of investment management agreement (unaudited)

•	For the three-year period, the Account’s relative gross performance (meaning the Account’s performance without any reductions for fees or expenses, including the effect of NAV rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, was +2 basis points. One basis point is equal to 0.01%.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Bond Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.085% of average daily net assets for the year ending April 30, 2018. The Account’s actual management costs for the year ended December 31, 2016 equaled 0.097% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment costs and total costs are each in the 1st quintile of its Expense Group and Expense Universe.
•	The Account was in the 4th, 3rd, 4th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd, 2nd, 3rd and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Inflation-Linked Bond Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.035% of average daily net assets for the year ending April 30, 2018. The Account’s actual management costs for the year ended December 31, 2016 equaled 0.035% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 4th, 2nd 4th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 3rd, 2nd, 4th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Social Choice Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.060% of average daily net assets for the year ending April 30, 2018. The Account’s actual management costs for the year ended December 31, 2016 equaled 0.070% of average daily net assets, which was used by Broadridge for comparative purposes.

108	2017 Semiannual Report ■ College Retirement Equities Fund

concluded

•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 4th, 4th, 5th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 2nd, 2nd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Money Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.025% of average daily net assets for the year ending April 30, 2018. The Account’s actual management costs for the year ended December 31, 2016 equaled 0.030% of average daily net assets, which was used by Broadridge for comparative purposes.
•	The Account’s actual management costs and total costs are each in the 1st quintile of both its Expense Group and its Expense Universe.
•	Over a multi-year period, CREF’s administrator, Teachers Insurance and Annuity Association of America (“TIAA”), withheld certain administrative and distribution expenses attributable to the Account in order to avoid a negative yield. Under certain circumstances, a portion of these withheld amounts contractually may be recouped by TIAA when the yield of each Class of the Account becomes positive, which led to recoupments from Class R2 and Class R3 during the year ended December 31, 2016.
•	The Account was in the 1st, 1st, 2nd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 1st, 1st, 1st and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	Money market funds are not rated by Morningstar.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Account.

College Retirement Equities Fund ■ 2017 Semiannual Report	109

Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 1000 Growth Index and the Russell 3000® Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The accounts are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the accounts nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular account or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The accounts are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these accounts or any other person or entity regarding the advisability of investing in accounts generally or in these accounts particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these accounts or the issuer or owners of these accounts or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these accounts or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of

110	2017 Semiannual Report ■ College Retirement Equities Fund

the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these accounts to be issued or in the determination or calculation of the equation by or the consideration into which these accounts is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these accounts or any other person or entity in connection with the administration, marketing or offering of these accounts.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of these accounts, owners of these accounts, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of these securities, products or accounts, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

College Retirement Equities Fund ■ 2017 Semiannual Report	111

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How to reach us

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org

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Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252

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National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

TIAA Brokerage Services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800-927-3059

8 a.m. to 7 p.m. (ET), Monday–Friday

Advisor services

888-842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
$466,000	m	Asia Pacific Investment Partners	15.000%	04/23/17	$327
		TOTAL DIVERSIFIED FINANCIALS			327

		TOTAL CORPORATE BONDS			327
		(Cost $466)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
300,000		United States Treasury Note	1.750	05/15/22	298
		TOTAL U.S. TREASURY SECURITIES			298

		TOTAL GOVERNMENT BONDS			298
		(Cost $302)

		TOTAL BONDS			625
		(Cost $768)

SHARES		COMPANY
COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.8%
162,085		Actron Technology Corp			608
204,597		Adient plc			13,377
120,600		Aisan Industry Co Ltd			956
935,548		Aisin Seiki Co Ltd			48,093
57,700	e	Akebono Brake Industry Co Ltd			181
268,465	*	American Axle & Manufacturing Holdings, Inc			4,188
730,899		Apollo Tyres Ltd			2,720
45,431		ARB Corp Ltd			549
20,351		Asahi India Glass Ltd			77
3,582	*,e	Autoliv, Inc			393
8,757		Autoneum Holding AG.			2,402
125,296		Bajaj Holdings and Investment Ltd			5,410
29,631		Balkrishna Industries Ltd			762
227,996		Bayerische Motoren Werke AG.			21,205
7,038		Bayerische Motoren Werke AG. (Preference)			581
111,412		Bharat Forge Ltd			1,880
716,563		BorgWarner, Inc			30,354
11,389		Bosch Ltd			4,109
367,929		Brembo S.p.A			5,391
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
798,489		Bridgestone Corp	$34,520
3,198,135		Brilliance China Automotive Holdings Ltd	5,825
450,763	e	Byd Co Ltd	2,766
22,000		Cayman Engley Industrial Co Ltd	115
74,144		Ceat Ltd	2,057
453,000		Chaowei Power Holdings Ltd	267
1,951,251		Cheng Shin Rubber Industry Co Ltd	4,150
2,204,000	*	China First Capital Group Ltd	826
1,181,000		China Motor Corp	1,108
4,025,657		Chongqing Changan Automobile Co Ltd	5,311
49,207		Cie Automotive S.A.	1,131
180,643		Compagnie Plastic-Omnium S.A.	6,591
93,249		Continental AG.	20,173
105,122	e	Cooper Tire & Rubber Co	3,795
143,220	*	Cooper-Standard Holding, Inc	14,447
26,865		Cub Elecparts, Inc	350
30,400		Daido Metal Co Ltd	276
94,700		Daikyonishikawa Corp	1,268
797,924		Daimler AG. (Registered)	57,872
307,052		Dana Holding Corp	6,856
1,431,992		Delphi Automotive plc	125,514
424,301		Denso Corp	18,007
53,000		Depo Auto Parts Ind Co Ltd	148
197,862		Dometic Group AB	1,719
12,508		Dong Ah Tire & Rubber Co Ltd	297
12,007,787		Dongfeng Motor Group Co Ltd	14,190
54,240	*	Dorman Products, Inc	4,489
641,300		Drb-Hicom BHD	266
173,000		Eagle Industry Co Ltd	2,937
19,027	e	EDAG Engineering Group AG.	365
20,087	e	ElringKlinger AG.	385
27,136	*	Endurance Technologies Ltd	367
105,482		Exedy Corp	2,982
371,406		Exide Industries Ltd	1,265
588,766	e	Faurecia	29,857
25,500		FCC Co Ltd	516
79,753		Ferrari NV	6,863
599,559	*	Fiat DaimlerChrysler Automobiles NV	6,334
8,768,345		Ford Motor Co	98,118
58,055		Ford Otomotiv Sanayi AS	709
68,992	*	Fox Factory Holding Corp	2,456
298,436		Fuji Heavy Industries Ltd	10,119
163,897		Futaba Industrial Co Ltd	1,487
572,800	g	Fuyao Glass Industry Group Co Ltd	2,193
12,516,202		Geely Automobile Holdings Ltd	26,976
26,439,191	*,m	General Motors Co	0
3,581,452		General Motors Co	125,100
4,230,271	*,m	General Motors Co	0
85,268,000	*,e,m	General Motors Co	0
18,507,434	*,m	General Motors Co	0
722,689	*,e,m	General Motors Co	0
7,950,000	*,m	General Motors Co	0
40,684,487	*,m	General Motors Co	0
6,062,000	*,m	General Motors Co	0
35,983,677	*,m	General Motors Co	0
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,057,000	*,m	General Motors Co	$0
1,397,829		Gentex Corp	26,517
72,093	*	Gentherm, Inc	2,797
1,955,413		GKN plc	8,306
29,046		Global & Yuasa Battery Co Ltd	1,009
25,000		Global PMX Co Ltd	120
72,306		Goodyear Lastikleri Turk AS.	92
1,158,735		Goodyear Tire & Rubber Co	40,509
39,105		Grammer AG.	2,050
3,349,689	e	Great Wall Motor Co Ltd	4,134
30,300		G-Tekt Corp	566
2,344,861		Guangzhou Automobile Group Co Ltd	4,113
6,975		Halla Holdings Corp	392
74,596		Hanil E-Hwa Co Ltd	978
75,398		Hankook Tire Co Ltd	4,191
188,692		Hanon Systems	1,699
556,313	e	Harley-Davidson, Inc	30,052
97,577		Hero Honda Motors Ltd	5,583
23,000		Hiroca Holdings Ltd	81
1,580,736		Honda Motor Co Ltd	43,309
50,168	*	Horizon Global Corp	720
153,990	*	Hota Industrial Manufacturing Co Ltd	760
69,199		Hu Lane Associate, Inc	402
65,900	*	Hunan Tyen Machinery Co Ltd	35
14,260,000	*,e,m	Hybrid Kinetic Group Ltd	178
70,361		Hyundai Mobis	15,382
220,301		Hyundai Motor Co	30,715
129,728		Hyundai Motor Co Ltd (2nd Preference)	13,209
59,555		Hyundai Motor Co Ltd (Preference)	5,883
16,772	e	Hyundai Wia Corp	1,023
24,000		Iron Force Industrial Co Ltd	117
422,995		Isuzu Motors Ltd	5,252
432,634		JK Tyre & Industries Ltd	1,075
134,500		Kasai Kogyo Co Ltd	1,741
801,896		Kayaba Industry Co Ltd	4,118
172,700		Keihin Corp	2,366
963,399		Kenda Rubber Industrial Co Ltd	1,530
270,011		Kia Motors Corp	9,017
39,436		Koito Manufacturing Co Ltd	2,039
295,157	*	Kongsberg Automotive ASA	262
82,825		Kordsa Teknik Tekstil AS.	197
59,237		Korea Autoglass Corp	984
74,634	*	Kumho Tire Co, Inc	490
134,000	*	Launch Tech Co Ltd	168
47,793		LCI Industries, Inc	4,894
449,484		Lear Corp	63,863
24,495		Leoni AG.	1,263
38,014		Linamar Corp	1,874
26,000		Macauto Industrial Co Ltd	154
535,692	*	Magna International, Inc	24,814
536,155		Mahindra & Mahindra Ltd	11,186
73,126	*	Mahindra CIE Automotive Ltd	275
32,100		Mahle-Metal Leve S.A. Industria e Comercio	188
26,645		Mando Corp	6,001
68,681		Martinrea International, Inc	561
186,545		Maruti Suzuki India Ltd	20,814
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
739,799		Mazda Motor Corp	$10,393
318,962		Metair Investments Ltd	463
42,658		MGI Coutier	1,706
441,963		Michelin (C.G.D.E.) (Class B)	58,823
1,028,000		Minth Group Ltd	4,355
21,800		Mitsuba Corp	404
669,017	e	Mitsubishi Motors Corp	4,424
97,834	*	Modine Manufacturing Co	1,619
925,231		Motherson Sumi Systems Ltd	6,605
35,964	*	Motorcar Parts of America, Inc	1,016
17,900		Musashi Seimitsu Industry Co Ltd	519
373,949		Nan Kang Rubber Tire Co Ltd	352
124,707		Nexen Tire Corp	1,455
2,469,000		Nexteer Automotive Group Ltd	3,868
385,744		NGK Spark Plug Co Ltd	8,263
441,500		NHK Spring Co Ltd	4,661
132,351		Nifco, Inc	7,119
154,000		Nippon Seiki Co Ltd	3,105
5,283,892		Nissan Motor Co Ltd	52,759
163,841		Nissan Shatai Co Ltd	1,636
26,400		Nissin Kogyo Co Ltd	421
64,939		NOK Corp	1,379
47,355		Nokian Renkaat Oyj	1,960
361,200		Pacific Industrial Co Ltd	4,704
2,746,695		Peugeot S.A.	54,741
117,950	e	Piaggio & C S.p.A.	291
67,800		Piolax Inc	1,893
57,365		Porsche AG.	3,228
95,300		Press Kogyo Co Ltd	444
47,722,207		PT Astra International Tbk	31,974
154,576		Pyeong Hwa Automotive Co Ltd	1,973
7,784,000		Qingling Motors Co Ltd	2,494
298,700		Rassini SAB de C.V.	1,482
1,042,385	e	Renault S.A.	94,310
19,600	e	Riken Corp	886
41,792		S&T Daewoo Co Ltd	1,845
129,339		SAF-Holland S.A.	2,219
126,000		Sanden Corp	365
415,920		Sanyang Industry Co Ltd	299
1,250,315		Schaeffler AG.	17,938
29,574	*	Shiloh Industries, Inc	347
61,700		Showa Corp	599
66,468		SL Corp	1,255
87,037	*,e	Sogefi S.p.A.	465
174,190		Spartan Motors, Inc	1,542
606,900		Sri Trang Agro-Industry PCL (Foreign)	266
32,075	*	Ssangyong Motor Co	192
136,518		Standard Motor Products, Inc	7,129
149,387		Stanley Electric Co Ltd	4,527
80,785	*	Stoneridge, Inc	1,245
1,032,525		Sumitomo Electric Industries Ltd	15,974
96,873	e	Sumitomo Rubber Industries, Inc	1,641
32,410		Sundram Fasteners Ltd	215
26,548		Sungwoo Hitech Co Ltd	179
149,001		Superior Industries International, Inc	3,062
384,803		Suzuki Motor Corp	18,331
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,143,653		T RAD Co Ltd	$6,789
19,800		Tachi-S Co Ltd	363
61,600		Taiho Kogyo Co Ltd	780
21,700	*,e	Takata Corp	7
1,924,159		Tata Motors Ltd	12,852
18,900		Teikoku Piston Ring Co Ltd	612
152,572	e	Tenneco, Inc	8,823
301,907	*	Tesla, Inc	109,173
232,931		Thor Industries, Inc	24,346
5,048,000		Tianneng Power International Ltd	4,142
107,214		Tofas Turk Otomobil Fabrik	881
37,563		Tokai Rika Co Ltd	695
92,200		Tokai Rubber Industries, Inc	952
910,699		Tong Yang Industry Co Ltd	1,691
99,900		Topre Corp	2,711
39,223		Tower International, Inc	881
67,900	e	Toyo Tire & Rubber Co Ltd	1,391
51,615		Toyoda Gosei Co Ltd	1,237
300,000		Toyota Boshoku Corp	5,651
192,841		Toyota Industries Corp	10,199
4,793,398		Toyota Motor Corp	251,958
84,400		TS Tech Co Ltd	2,467
110,925		Tube Investments Of India	1,145
46,089		Tung Thih Electronic Co Ltd	286
204,200		Tupy S.A.	980
123,679		TVS Motor Co Ltd	1,050
727,000		TYC Brother Industrial Co Ltd	769
1,129,341		UMW Holdings BHD	1,570
113,200		Unipres Corp	2,528
394,838		Valeo S.A.	26,564
224,255	*	Visteon Corp	22,887
48,286		Volkswagen AG.	7,500
29,846		Volkswagen AG. (Preference)	4,559
39,628	*	VOXX International Corp (Class A)	325
7,552		WABCO India Ltd	645
63,095		Winnebago Industries, Inc	2,208
3,956,000		Xingda International Holdings Ltd	1,601
10,444,785		Xinyi Glass Holdings Co Ltd	10,339
2,536,000		Yadea Group Holdings Ltd	614
145,272		Yamaha Motor Co Ltd	3,770
63,800		Yokohama Rubber Co Ltd	1,286
207,000		Yorozu Corp	3,221
701,187		Yulon Motor Co Ltd	629
80,000		Zhejiang Shibao Co Ltd	78
		TOTAL AUTOMOBILES & COMPONENTS	2,205,162

BANKS - 9.0%
31,997		1st Source Corp	1,534
930,036		77 Bank Ltd	4,591
78,059		Aareal Bank AG.	3,099
1,838,181	g	ABN AMRO Group NV (ADR)	48,697
3,839,485		Abu Dhabi Commercial Bank PJSC	7,300
29,727		Access National Corp	788
13,102		ACNB Corp	400
56,475,649		Agricultural Bank of China	26,691
15,800		Aichi Bank Ltd	892
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,059,316		Akbank TAS	$14,092
102,000		Akita Bank Ltd	302
1,328,382		Albaraka Turk Katilim Bankasi AS	483
801,015	*	Aldermore Group plc	2,268
90,655	*	Alior Bank S.A.	1,510
119,504	*	Allahabad Bank	125
26,780	*	Allegiance Bancshares, Inc	1,026
980,356		Alliance Financial Group BHD	879
10,421,940		Allied Irish Banks plc	58,922
1,460,330	*	Alpha Bank AE	3,599
315,270	*,m	Amagerbanken AS	0
16,136		American National Bankshares, Inc	596
80,723		Ameris Bancorp	3,891
17,001	e	Ames National Corp	520
468,565	*	Amlak Finance PJSC	121
3,287,538		AMMB Holdings BHD	3,738
373,488		Andhra Bank	315
123,000		Aomori Bank Ltd	437
6,657,660		Aozora Bank Ltd	25,418
26,138		Arrow Financial Corp	827
5,516	*,e	ASB Bancorp, Inc	242
1,508,900		Ashikaga Holdings Co Ltd	5,634
175,645		Associated Banc-Corp	4,426
184,580		Astoria Financial Corp	3,719
41,104	*	Atlantic Capital Bancshares, Inc	781
1,922,942		Australia & New Zealand Banking Group Ltd	42,443
121,721		Awa Bank Ltd	830
2,055,953		Axis Bank Ltd	16,441
118,285	e	Banc of California, Inc	2,543
4,353,624	*,e	Banca Carige S.p.A	937
40,267,391		Banca Intesa S.p.A.	128,083
3,515,894		Banca Intesa S.p.A. RSP	10,460
21,184	*,m	Banca Monte dei Paschi di Siena S.p.A	274
1,958,865	e	Banca Popolare dell’Emilia Romagna Scrl	9,811
417,817	e	Banca Popolare di Sondrio SCARL	1,653
16,463		Bancfirst Corp	1,590
751,987	e	Banche Popolari Unite Scpa	3,240
628,062		Banco ABC Brasil S.A.	3,183
3,113,282		Banco Bilbao Vizcaya Argentaria S.A.	25,933
1,014,571		Banco BPM S.p.A	3,407
1,513,057	*	Banco Bradesco S.A.	12,605
4,331,402	*	Banco Bradesco S.A. (Preference)	36,804
6,611,877	*	Banco Comercial Portugues S.A.	1,779
25,321,479		Banco de Chile	3,289
71,788		Banco de Credito e Inversiones	4,012
1,951,030		Banco de Oro Universal Bank	4,796
1,277,252		Banco de Sabadell S.A.	2,599
1,454,432		Banco do Brasil S.A.	11,766
631,200		Banco do Estado do Rio Grande do Sul	2,504
16,063,377	*,m	Banco Espirito Santo S.A.	183
58,200	*,m	Banco Industrial e Comercial S.A.	146
5,647,341		Banco Itau Holding Financeira S.A.	62,646
60,126		Banco Latinoamericano de Exportaciones S.A. (Class E)	1,646
998,348		Banco Santander Brasil S.A.	7,534
67,436,141		Banco Santander Chile S.A.	4,291
22,517,291		Banco Santander S.A.	149,512
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
435,574	*	BanColombia S.A.	$4,542
117,500		BanColombia S.A. (ADR)	5,235
689,271		BanColombia S.A. (Preference)	7,667
170,114		Bancorpsouth, Inc	5,188
118,800		Bangkok Bank PCL (ADR)	646
553,400		Bangkok Bank PCL (Foreign)	3,207
54,727		Bank Handlowy w Warszawie S.A.	1,016
1,801,601		Bank Hapoalim Ltd	12,148
2,598,219		Bank Leumi Le-Israel	12,623
478,605	*	Bank Millennium S.A.	962
131,642		Bank Mutual Corp	1,205
43,254,482	n	Bank of America Corp	1,049,354
147,503,272		Bank of China Ltd	72,331
1,048,500	e	Bank of Chongqing Co Ltd	838
30,819	*,e	Bank of Commerce Holdings	341
22,680,946		Bank of Communications Co Ltd	16,001
1,101,068	e	Bank of East Asia Ltd	4,732
129,542		Bank of Georgia Holdings plc	5,893
49,151		Bank of Hawaii Corp	4,078
77,623,545	*	Bank of Ireland	20,392
16,500	e	Bank of Iwate Ltd	659
516,000		Bank of Kaohsiung	169
2,870,487	e	Bank of Kyoto Ltd	27,201
12,796		Bank of Marin Bancorp	788
954,741	*	Bank of Montreal	70,104
7,899	e	Bank of Nagoya Ltd	299
1,813,522	e	Bank of Nova Scotia	109,094
359,128		Bank of NT Butterfield & Son Ltd	12,246
44,300		Bank of Okinawa Ltd	1,801
265,345		Bank of Queensland Ltd	2,335
242,541		Bank of Saga Ltd	563
243,871		Bank of the Ozarks, Inc	11,430
949,969		Bank of the Philippine Islands	1,958
144,300		Bank of the Ryukyus Ltd	2,119
201,330		Bank Pekao S.A.	6,779
11,443,671		Bank Rakyat Indonesia	13,058
49,993		Bank Zachodni WBK S.A.	4,616
52,034		BankFinancial Corp	776
440,824		Bankia S.A.	2,132
308,016	e	Bankinter S.A.	2,841
188,736		BankUnited	6,362
12,739		Bankwell Financial Group, Inc	398
76,507		Banner Corp	4,323
2,175		Banque Cantonale Vaudoise	1,613
503,500		Banregio Grupo Financiero SAB de C.V.	3,190
29,176		Bar Harbor Bankshares	899
944,705		Barclays Africa Group Ltd	10,387
21,487,668		Barclays plc	56,830
1,389,561		BB&T Corp	63,100
18,683		BCB Bancorp, Inc	286
44,712		Bear State Financial, Inc	423
231,506		Bendigo Bank Ltd	1,971
375,362		Beneficial Bancorp, Inc	5,630
205,481		Berkshire Hills Bancorp, Inc	7,223
102,490		Blue Hills Bancorp, Inc	1,835
1,577,319		BNP Paribas	113,555
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,339,616		BOC Hong Kong Holdings Ltd	$20,768
117,917	*,e	BofI Holding, Inc	2,797
33,152		BOK Financial Corp	2,789
199,157		Boston Private Financial Holdings, Inc	3,057
13,263	*	BRE Bank S.A.	1,653
36,815		Bridge Bancorp, Inc	1,226
302,176		Brookline Bancorp, Inc	4,412
32,556		Bryn Mawr Bank Corp	1,384
614,324		BS Financial Group, Inc	5,874
16,536	*	BSB Bancorp, Inc	484
3,760,459		Bumiputra-Commerce Holdings BHD	5,764
6,943		C&F Financial Corp	326
17,307	*	Cadence BanCorp	379
6,940,678		CaixaBank S.A.	33,179
4,905		California First National Bancorp	92
29,794		Camden National Corp	1,278
3,322		Can Fin Homes Ltd	166
28,702		Canadian Imperial Bank of Commerce/Canada	2,329
507,868	*,e	Canadian Imperial Bank of Commerce/Canada	41,274
59,110	e	Canadian Western Bank	1,248
326,966	*	Canara Bank	1,661
87,151		Capital Bank Financial Corp	3,320
33,329		Capital City Bank Group, Inc	681
39,845		Capitec Bank Holdings Ltd	2,528
254,377		Capitol Federal Financial	3,615
16,990	*	Capstar Financial Holdings, Inc	301
28,566		Carolina Financial Corp	923
306,220		Cathay General Bancorp	11,621
334,947		Centerstate Banks of Florida, Inc	8,327
217,605		Central Pacific Financial Corp	6,848
19,711		Central Valley Community Bancorp	437
6,324		Century Bancorp, Inc	402
5,110,653		Chang Hwa Commercial Bank	2,931
55,614		Charter Financial Corp	1,001
273,504		Chemical Financial Corp	13,240
6,865	e	Chemung Financial Corp	281
2,284,666		Chiba Bank Ltd	16,626
124,400		Chiba Kogyo Bank Ltd	656
9,171,481		China Citic Bank	5,613
143,228,748		China Construction Bank	111,381
12,399,861		China Development Financial Holding Corp	3,600
3,714,685		China Everbright Bank Co Ltd	1,736
6,064,896		China Merchants Bank Co Ltd	18,276
6,548,310	e	China Minsheng Banking Corp Ltd	6,531
16,108,781		Chinatrust Financial Holding Co	10,559
492,000		Chong Hing Bank Ltd	1,038
11,865,584		Chongqing Rural Commercial Bank	8,002
36,505		Chugoku Bank Ltd	548
6,200		Chukyo Bank Ltd	127
559,267	e	CIT Group, Inc	27,236
8,460,352		Citigroup, Inc	565,828
26,297	e	Citizens & Northern Corp	612
4,828,667		Citizens Financial Group, Inc	172,287
29,464		City Holding Co	1,941
19,706	e	Civista Bancshares, Inc	411
46,532	e	Clifton Bancorp, Inc	769
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
29,342		CNB Financial Corp	$703
73,644		CoBiz, Inc	1,281
17,785		Codorus Valley Bancorp, Inc	505
15,951	*,e	Collector AB	180
159,827		Columbia Banking System, Inc	6,369
19,415	e	Comdirect Bank AG.	216
1,683,181		Comerica, Inc	123,276
109,010		Commerce Bancshares, Inc	6,195
13,516	*,e	Commerce Union Bancshares, Inc	323
193,637		Commercial Bank of Qatar QSC	1,610
2,144,911		Commercial International Bank	9,465
3,476,878	*	Commerzbank AG.	41,517
1,474,538	e	Commonwealth Bank of Australia	93,805
97,161		Community Bank System, Inc	5,419
48,356	*	Community Bankers Trust Corp	399
7,688	*	Community Financial Corp	296
30,261		Community Trust Bancorp, Inc	1,324
1,109,429		Concordia Financial Group Ltd	5,623
118,645		ConnectOne Bancorp, Inc	2,675
705,055,190		Corpbanca S.A.	6,276
10,353		County Bancorp, Inc	248
86,641		Credicorp Ltd (NY)	15,543
4,680,161		Credit Agricole S.A.	75,390
69,867		Credito Emiliano S.p.A.	566
82,556	e	Credito Valtellinese SC	353
61,607	*	CU Bancorp	2,227
66,927		Cullen/Frost Bankers, Inc	6,285
156,231	*	Customers Bancorp, Inc	4,418
205,120		CVB Financial Corp	4,601
791,928	*,e	CYBG plc	2,849
5,646,074	*,m	Cyprus Popular Bank Public Co Ltd	64
1,334,027		Dah Sing Banking Group Ltd	2,840
463,108		Dah Sing Financial Holdings Ltd	3,887
188,000		Daishi Bank Ltd	868
1,311,318		Danske Bank AS	50,450
5,502,376		DBS Group Holdings Ltd	82,815
139,769	g	Deutsche Pfandbriefbank AG.	1,729
111,925		Development Credit Bank Ltd	344
394,007		Dewan Housing Finance Corp Ltd	2,664
167,209		DGB Financial Group Co Ltd	1,724
62,725		Dime Community Bancshares	1,229
5,584		DNB Financial Corp	192
1,171,650		DNB NOR Holding ASA	19,947
41,597		Doha Bank QSC	347
2,724,111		Dubai Islamic Bank PJSC	4,216
8,902,009		E.Sun Financial Holding Co Ltd	5,471
121,644	*	Eagle Bancorp, Inc	7,700
615,470		East West Bancorp, Inc	36,054
37,400	e	Ehime Bank Ltd	472
95,000		Eighteenth Bank Ltd	272
11,402	*,e	Entegra Financial Corp	259
18,906		Enterprise Bancorp, Inc	672
86,227		Enterprise Financial Services Corp	3,518
7,424	e	Equitable Group, Inc	341
20,932	*	Equity Bancshares, Inc	641
1,309,887		Erste Bank der Oesterreichischen Sparkassen AG.	50,175
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
15,983		ESSA Bancorp, Inc	$235
409,636	*	Essent Group Ltd	15,214
1,856,137	*	Eurobank Ergasias S.A.	2,075
9,086		Evans Bancorp, Inc	363
2,694,221		Far Eastern International Bank	866
8,659	e	Farmers & Merchants Bancorp, Inc	537
14,982		Farmers Capital Bank Corp	578
50,213		Farmers National Banc Corp	728
13,242	*,e	FB Financial Corp	479
69,460	*	FCB Financial Holdings, Inc	3,317
43,555		Federal Agricultural Mortgage Corp (Class C)	2,818
874,375		Federal Bank Ltd	1,524
53,036		Fidelity Southern Corp	1,212
589,658		Fifth Third Bancorp	15,308
34,673		Financial Institutions, Inc	1,033
1,361,872		FinecoBank Banca Fineco S.p.A	10,735
48,440		First Bancorp (NC)	1,514
1,282,698	*	First Bancorp (Puerto Rico)	7,427
22,863		First Bancorp, Inc	619
16,667	e	First Bancshares, Inc	460
88,319		First Busey Corp	2,590
17,871		First Business Financial Services, Inc	412
14,897		First Citizens Bancshares, Inc (Class A)	5,552
190,471		First Commonwealth Financial Corp	2,415
33,094		First Community Bancshares, Inc	905
30,506	*	First Community Financial Partners, Inc	394
29,093		First Connecticut Bancorp	746
19,023		First Defiance Financial Corp	1,002
183,500		First Financial Bancorp	5,083
126,984	e	First Financial Bankshares, Inc	5,613
31,282		First Financial Corp	1,480
7,307,910		First Financial Holding Co Ltd	4,887
14,872		First Financial Northwest, Inc	240
68,356	*	First Foundation, Inc	1,123
7,677	e	First Guaranty Bancshares, Inc	209
168,267		First Hawaiian, Inc	5,152
257,736		First Horizon National Corp	4,490
135,787		First International Bank Of Israel Ltd	2,460
12,729		First Internet Bancorp	357
81,220		First Interstate Bancsystem, Inc	3,021
133,316		First Merchants Corp	5,351
19,733		First Mid-Illinois Bancshares, Inc	676
471,894		First Midwest Bancorp, Inc	11,000
11,261	e	First National Financial Corp	236
23,528	*	First Northwest Bancorp	371
64,769		First of Long Island Corp	1,852
274,606		First Republic Bank	27,488
101,940	*	Flagstar Bancorp, Inc	3,142
60,733		Flushing Financial Corp	1,712
9,500	*	FNB Bancorp	261
794,113		FNB Corp	11,245
76,905	*	Franklin Financial Network, Inc	3,172
911,912		Fukuoka Financial Group, Inc	4,351
341,715		Fulton Financial Corp	6,493
247,518	e	Genworth MI Canada, Inc	6,810
181,594		Genworth Mortgage Insurance Australia Ltd	409
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
42,210		German American Bancorp, Inc	$1,439
322,985	*	Get Bank S.A.	123
311,693		Glacier Bancorp, Inc	11,411
21,472		Great Southern Bancorp, Inc	1,149
195,969		Great Western Bancorp, Inc	7,997
115,747	*	Green Bancorp, Inc	2,245
6,503	e	Greene County Bancorp, Inc	177
87,695		Gruh Finance Ltd	604
3,292,319		Grupo Aval Acciones y Valores	1,356
4,021,568		Grupo Financiero Banorte S.A. de C.V.	25,569
71,735		Grupo Financiero Galicia S.A. (ADR) (Class B)	3,059
4,192,265		Grupo Financiero Inbursa S.A.	7,161
97,100		Grupo Financiero Interacciones S.A. de C.V.	512
1,753,874		Grupo Financiero Santander Mexico SAB de C.V.	3,391
42,505		Grupo Supervielle S.A. (ADR)	768
60,479		Guaranty Bancorp	1,645
3,648		Guaranty Bancshares, Inc	117
1,213,783		Gunma Bank Ltd	7,309
671,000		Habib Bank Ltd	1,722
698,216		Hachijuni Bank Ltd	4,449
306,709		Hana Financial Group, Inc	12,113
174,150		Hancock Holding Co	8,533
878,488		Hang Seng Bank Ltd	18,378
133,345		Hanmi Financial Corp	3,794
28,535	*	HarborOne Bancorp, Inc	570
48,288		HDFC Bank Ltd	1,233
81,928		Heartland Financial USA, Inc	3,859
145,636		Heritage Commerce Corp	2,007
88,496		Heritage Financial Corp	2,345
575,457		Hilltop Holdings, Inc	15,083
2,771		Hingham Institution for Savings	504
104,647		Hiroshima Bank Ltd	466
187,000		Hokkoku Bank Ltd	719
19,000		Hokuetsu Bank Ltd	452
84,100		Hokuhoku Financial Group, Inc	1,345
12,240		Home Bancorp, Inc	520
310,820		Home Bancshares, Inc	7,739
41,639	e	Home Capital Group, Inc	546
46,047	*	HomeStreet, Inc	1,274
61,463	*	HomeTrust Bancshares, Inc	1,500
705,316		Hong Leong Bank BHD	2,573
89,820		Hong Leong Credit BHD	351
372,969		Hope Bancorp, Inc	6,956
59,963		Horizon Bancorp	1,580
2,122,375		Housing Development Finance Corp	53,004
17,214	*	Howard Bancorp, Inc	331
10,585,012		HSBC Holdings plc	98,250
7,415,024		Hua Nan Financial Holdings Co Ltd	4,302
7,559,918	e	Huntington Bancshares, Inc	102,210
151,692		Hyakugo Bank Ltd	619
158,000		Hyakujushi Bank Ltd	523
247,213		IBERIABANK Corp	20,148
3,540,353		ICICI Bank Ltd	15,937
713,444		ICICI Bank Ltd (ADR)	6,400
1,375,188		IDFC Bank Ltd	1,163
19,584	*,e	Impac Mortgage Holdings, Inc	296
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
71,106		Independent Bank Corp (MA)	$4,739
40,245		Independent Bank Corp (MI)	875
34,271		Independent Bank Group, Inc	2,039
137,881,749		Industrial & Commercial Bank of China	93,054
236,088		Industrial Bank of Korea	2,938
17,456,544		ING Groep NV	301,348
108,507		International Bancshares Corp	3,803
16,050	*,e	Investar Holding Corp	368
1,213,407		Investors Bancorp, Inc	16,211
541,290	*,m	Irish Bank Resolution Corp Ltd	0
1,377,197	*	Israel Discount Bank Ltd	3,628
175,400		Iyo Bank Ltd	1,457
325,031		Jammu & Kashmir Bank Ltd	428
835,291		Japan Post Bank Co Ltd	10,723
79,909		JB Financial Group Co Ltd	444
359,900		Jimoto Holdings Inc	655
12,626,924		JPMorgan Chase & Co	1,154,101
219,555		Juroku Bank Ltd	694
44,449		Jyske Bank	2,575
106,100		Kansai Urban Banking Corp	1,272
163,600		Kanto Tsukuba Bank Ltd	494
860,766		Karnataka Bank Ltd	2,169
480,470		Karur Vysya Bank Ltd	1,075
135,500		Kasikornbank PCL - NVDR	791
1,737,297		Kasikornbank PCL (Foreign)	10,195
864,471		KB Financial Group, Inc	43,647
381,455		KBC Groep NV	28,922
455,088		Kearny Financial Corp	6,758
798,000		Keiyo Bank Ltd	3,465
1,083,235		Keycorp	20,300
1,871,332		Kiatnakin Bank PCL (Foreign)	3,935
1,903,000		King’s Town Bank	1,964
52,400		Kiyo Bank Ltd	909
20,972		KJB Financial Group Co Ltd	240
116,700		Komercni Banka AS	4,674
8,228,124		Krung Thai Bank PCL (Foreign)	4,550
256,900		Kyushu Financial Group, Inc	1,628
88,679		Lakeland Bancorp, Inc	1,672
47,332		Lakeland Financial Corp	2,172
30,581		Laurentian Bank of Canada	1,277
19,634		LCNB Corp	393
329,481		LegacyTexas Financial Group, Inc	12,563
18,481	*,e	LendingTree, Inc	3,182
868,728		LH Financial Group PCL	46
296,914	*	Liberbank S.A.	306
281,968		LIC Housing Finance Ltd	3,235
38,741	e	Live Oak Bancshares, Inc	938
23,902,675		Lloyds TSB Group plc	20,599
155,928		M&T Bank Corp	25,253
61,563		Macatawa Bank Corp	587
72,857		MainSource Financial Group, Inc	2,441
5,125,932		Malayan Banking BHD	11,498
790,637		Malaysia Building Society	245
12,249	*	Malvern Bancorp, Inc	293
373,327		Masraf Al Rayan	4,029
160,357		MB Financial, Inc	7,062
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
39,762		MBT Financial Corp	$386
5,400		MCB Bank Ltd	11
7,352,527		Mediobanca S.p.A.	72,739
11,620,734		Mega Financial Holding Co Ltd	9,660
30,674		Mercantile Bank Corp	966
150,667		Meridian Bancorp, Inc	2,546
54,149		Meta Financial Group, Inc	4,819
40,290	*,e	Metro Bank plc	1,883
3,549,717		Metropolitan Bank & Trust	6,150
1,222,512	*	MGIC Investment Corp	13,692
5,102	e	Middlefield Banc Corp	257
41,254		Midland States Bancorp, Inc	1,383
17,567		Midsouth Bancorp, Inc	206
22,874		MidWestOne Financial Group, Inc	775
22,200		Mie Bank Ltd	504
15,900		Minato Bank Ltd	301
21,315,665		Mitsubishi UFJ Financial Group, Inc	143,775
233,846		Mitsui Trust Holdings, Inc	8,400
145,000		Miyazaki Bank Ltd	478
106,689		Mizrahi Tefahot Bank Ltd	1,940
21,290,063		Mizuho Financial Group, Inc	39,035
3,191,470	g	Moneta Money Bank AS.	10,685
20,468		Musashino Bank Ltd	630
12,212		MutualFirst Financial, Inc	436
51,592		Nanto Bank Ltd	1,473
2,026,629		National Australia Bank Ltd	46,103
207,272		National Bank Holdings Corp	6,863
1,456,239		National Bank of Abu Dhabi PJSC	4,163
529,785		National Bank of Canada	22,277
5,541,740	*	National Bank of Greece S.A.	2,109
14,764	e	National Bankshares, Inc	602
38,151	*	National Commerce Corp	1,509
135,757	*,e	Nationstar Mortgage Holdings, Inc	2,429
1,250,756		Natixis	8,396
85,341		NBT Bancorp, Inc	3,153
192,293		Nedbank Group Ltd	3,070
577,689		New York Community Bancorp, Inc	7,585
17,923	*	Nicolet Bankshares, Inc	981
96,860		Nishi-Nippon Financial Holdings, Inc	1,010
364,781	*	NMI Holdings, Inc	4,177
2,929,191	g	Nordax Group AB	15,646
2,663,405		Nordea Bank AB	33,922
280,600		North Pacific Bank Ltd	985
15,818		Northeast Bancorp	322
84,751		Northfield Bancorp, Inc	1,453
14,601		Northrim BanCorp, Inc	444
237,595		Northwest Bancshares, Inc	3,709
202,706	*	Norwegian Finans Holding ASA	1,870
7,644	*,e	Norwood Financial Corp	323
59,901		OceanFirst Financial Corp	1,625
1,990	e	Oconee Federal Financial Corp	55
735	*	Ocwen Financial Corp	2
85,595	e	OFG Bancorp	856
628,000		Ogaki Kyoritsu Bank Ltd	1,818
7,805	e	Ohio Valley Banc Corp	281
115,000	e	Oita Bank Ltd	444
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,519		Old Line Bancshares, Inc	$578
265,480		Old National Bancorp	4,580
6,487	e	Old Point Financial Corp	213
62,810		Old Second Bancorp, Inc	725
677,585		OneSavings Bank plc	3,309
74,122		Opus Bank	1,794
56,324		Oriental Bank of Commerce	123
75,937		Oritani Financial Corp	1,295
15,620		Orrstown Financial Services, Inc	357
242,164		OTP Bank	8,105
4,135,964		Oversea-Chinese Banking Corp	32,398
43,502		Pacific Continental Corp	1,111
32,254	*	Pacific Mercantile Bancorp	284
205,083	*	Pacific Premier Bancorp, Inc	7,568
298,153		PacWest Bancorp	13,924
8,278	*,e	Paragon Commercial Corp	434
430,388		Paragon Group of Cos plc	2,394
26,477		Park National Corp	2,746
222,200		Park Sterling Bank	2,640
10,156	*,e	Parke Bancorp, Inc	227
35,873	*	PCSB Financial Corp	612
60,699		Peapack Gladstone Financial Corp	1,899
10,369	e	Penns Woods Bancorp, Inc	427
30,812	*	PennyMac Financial Services, Inc	515
8,282	e	Peoples Bancorp of North Carolina, Inc	262
49,921		Peoples Bancorp, Inc	1,604
13,669	e	Peoples Financial Services Corp	598
418,764		People’s United Financial, Inc	7,395
26,961		People’s Utah Bancorp	723
4,205,073	*,e	Permanent TSB Group Holdings plc	13,208
434,733	*	PHH Corp	5,986
3,000,000		Philippine National Bank	3,968
170,948		Pinnacle Financial Partners, Inc	10,736
6,418,759	*	Piraeus Bank S.A.	1,573
1,978,037		PNC Financial Services Group, Inc	246,997
266,598		Popular, Inc	11,120
1,071,446		Powszechna Kasa Oszczednosci Bank Polski S.A.	9,961
75,948		Preferred Bank	4,061
20,472		Premier Financial Bancorp, Inc	422
145,306		Prosperity Bancshares, Inc	9,334
9,469	*	Provident Bancorp, Inc	213
12,653		Provident Financial Holdings, Inc	244
202,005		Provident Financial Services, Inc	5,127
16,058		Prudential Bancorp, Inc	292
61,911,900		PT Bank Bukopin Tbk	2,920
8,147,074		PT Bank Central Asia Tbk	11,111
3,382,157		PT Bank Danamon Indonesia Tbk	1,295
9,539,400		PT Bank Jabar Banten Tbk	1,581
9,619,580		PT Bank Mandiri Persero Tbk	9,221
8,408,219		PT Bank Negara Indonesia	4,134
44,500,000	*	PT Bank Pan Indonesia Tbk	3,243
42,918,500		PT Bank Pembangunan Daerah Jawa Timur Tbk	2,136
12,002,494		PT Bank Tabungan Negara Tbk	2,344
3,060,584		Public Bank BHD	14,486
129,237	*	Qatar First Bank	273
52,978		Qatar Islamic Bank SAQ	1,339
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
242,154		Qatar National Bank	$8,402
34,671		QCR Holdings, Inc	1,643
778,874		Radian Group, Inc	12,735
93,646	*	Raiffeisen International Bank Holding AG.	2,364
54,573	*,g	RBL Bank Ltd	428
1,834,633		Regions Financial Corp	26,859
85,139		Renasant Corp	3,724
21,329		Republic Bancorp, Inc (Class A)	761
99,052	*,e	Republic First Bancorp, Inc	916
1,983,094		Resona Holdings, Inc	10,954
601,802		RHB Capital BHD	709
34,786		Riverview Bancorp, Inc	231
76,840		Rizal Commercial Banking Corp	89
5,200	*,m	Roskilde Bank	0
1,970,555	*	Royal Bank of Canada	143,081
2,815,674	*	Royal Bank of Scotland Group plc	9,085
67,595		S&T Bancorp, Inc	2,424
96,422		Sandy Spring Bancorp, Inc	3,921
95,900		San-In Godo Bank Ltd	810
4,792,270		Sberbank of Russian Federation (ADR)	49,658
107,353	*	Seacoast Banking Corp of Florida	2,587
164,440		Security Bank Corp	707
302,780		Senshu Ikeda Holdings, Inc	1,281
92,063		ServisFirst Bancshares, Inc	3,396
402,093	e	Seven Bank Ltd	1,442
113,709	g	Shawbrook Group plc	502
194,000		Shiga Bank Ltd	1,003
352,000		Shikoku Bank Ltd	983
950,383		Shinhan Financial Group Co Ltd	41,004
14,073,579		Shinsei Bank Ltd	24,654
283,400		Shizuoka Bank Ltd	2,570
31,785		Shore Bancshares, Inc	523
22,544		SI Financial Group, Inc	363
1,840,517		Siam Commercial Bank PCL (Foreign)	8,415
26,140		Sierra Bancorp	642
38,378	*	Signature Bank	5,508
59,780		Simmons First National Corp (Class A)	3,162
10,749,190		SinoPac Financial Holdings Co Ltd	3,285
54,663	g	Skandiabanken ASA	517
1,409,851		Skandinaviska Enskilda Banken AB (Class A)	17,069
14,216	*	SmartFinancial, Inc	339
1,760,845	e	Societe Generale	94,955
2,578,170		South Indian Bank Ltd	1,106
119,744		South State Corp	10,262
13,442	*	Southern First Bancshares, Inc	498
12,367	e	Southern Missouri Bancorp, Inc	399
24,150		Southern National Bancorp of Virginia, Inc	425
54,630		Southside Bancshares, Inc	1,909
75,092		Southwest Bancorp, Inc	1,919
186,183		Spar Nord Bank A/s	2,442
339,424		Sparebanken Midt-Norge	2,919
292,878		Sparebanken Nord-Norge	1,992
2,534		St Galler Kantonalbank	1,118
2,109,315		Standard Bank Group Ltd	23,229
1,292,479	*	Standard Chartered plc	13,090
73,820		State Bank & Trust Co	2,002
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,733,738		State Bank of India	$7,330
637,718		Sterling Bancorp/DE	14,827
43,013		Stock Yards Bancorp, Inc	1,673
50,459		Stonegate Bank	2,330
2,665,212		Sumitomo Mitsui Financial Group, Inc	104,062
21,688		Summit Financial Group, Inc	477
22,275		Sun Bancorp, Inc	549
14,463	*	Sunshine Bancorp, Inc	308
2,520,838		SunTrust Banks, Inc	142,982
139,790		Suruga Bank Ltd	3,400
104,289	*	SVB Financial Group	18,333
370,527		Svenska Handelsbanken AB	5,307
905,328		Swedbank AB (A Shares)	22,095
177,627		Sydbank AS	6,695
50,584	*	Syndicate Bank	57
178,844		Synovus Financial Corp	7,912
2,342,940		Taichung Commercial Bank	789
12,062,609		Taishin Financial Holdings Co Ltd	5,490
8,214,087		Taiwan Business Bank	2,295
7,756,326		Taiwan Cooperative Financial Holding	4,117
419,075		TCF Financial Corp	6,680
328,197		TCS Group Holding plc (ADR)	3,774
16,421		Territorial Bancorp, Inc	512
98,437	*	Texas Capital Bancshares, Inc	7,619
208,651		TFS Financial Corp	3,228
3,161,400		Thanachart Capital PCL	4,277
100,121	*	The Bancorp, Inc	759
50,160		Timbercreek Financial Corp	362
11,956	e	Timberland Bancorp, Inc	302
2,655,680		Tisco Bank PCL	5,939
9,872,087	m	TMB Bank PCL (Foreign)	668
80,900		Tochigi Bank Ltd	344
129,000		Toho Bank Ltd	455
43,593		Tokyo TY Financial Group, Inc	1,207
521,100		Tomony Holdings, Inc	2,545
28,820		Tompkins Trustco, Inc	2,269
2,830,099		Toronto-Dominion Bank	142,618
435,000		Towa Bank Ltd	489
110,862		TowneBank	3,415
79,765		Trico Bancshares	2,804
44,161	*	Tristate Capital Holdings, Inc	1,113
60,561	*	Triumph Bancorp, Inc	1,487
303,957		Trustco Bank Corp NY	2,356
134,528		Trustmark Corp	4,326
4,982,086		Turkiye Garanti Bankasi AS	13,867
776,763		Turkiye Halk Bankasi AS	2,903
5,712,537		Turkiye Is Bankasi (Series C)	12,096
3,908,714		Turkiye Sinai Kalkinma Bankasi AS	1,578
655,709		Turkiye Vakiflar Bankasi Tao	1,206
14,155	e	Two River Bancorp	263
89,442		UMB Financial Corp	6,696
490,977		Umpqua Holdings Corp	9,014
5,222,411	*	UniCredit S.p.A	97,822
500,244		Union Bank of India	1,139
156,654	e	Union Bankshares Corp	5,311
8,617	e	Union Bankshares, Inc	409
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,000		United Bank Ltd	$13
213,736	e	United Bankshares, Inc	8,378
330,540		United Community Banks, Inc	9,189
100,910		United Community Financial Corp	839
174,235		United Financial Bancorp, Inc (New)	2,908
2,028,072		United Overseas Bank Ltd	34,049
25,564	*	United Security Bancshares	236
14,747		Unity Bancorp, Inc	254
49,897		Univest Corp of Pennsylvania	1,494
3,445,293		US Bancorp	178,880
13,870		Valiant Holding	1,600
1,154,891		Valley National Bancorp	13,639
28,186	*	Veritex Holdings, Inc	742
463,878		Vijaya Bank	519
673,588		Virgin Money Holdings UK plc	2,339
5,351,402		VTB Bank OJSC (GDR)	11,264
129,195	*	Walker & Dunlop, Inc	6,309
178,967		Washington Federal, Inc	5,942
38,956		Washington Trust Bancorp, Inc	2,008
24,291		WashingtonFirst Bankshares, Inc	839
88,397		Waterstone Financial, Inc	1,666
90,198		Webster Financial Corp	4,710
17,661,819		Wells Fargo & Co	978,641
83,265		WesBanco, Inc	3,292
39,608		West Bancorporation, Inc	937
50,368	e	Westamerica Bancorporation	2,823
347,959	*	Western Alliance Bancorp	17,120
58,308		Western New England Bancorp, Inc	592
3,718,163		Westpac Banking Corp	87,057
230,211		Wintrust Financial Corp	17,597
397,904	*	WMIH Corp	497
1,049,798		Woori Bank	16,911
151,548		WSFS Financial Corp	6,873
10,097	*	Xenith Bankshares, Inc	314
90,000	e	Yamagata Bank Ltd	404
117,492		Yamaguchi Financial Group, Inc	1,423
302,000		Yamanashi Chuo Bank Ltd	1,278
4,101,804	*	Yapi ve Kredi Bankasi	5,233
506,624		Yes Bank Ltd	11,461
2,848,984		Zions Bancorporation	125,099
		TOTAL BANKS	10,720,560

CAPITAL GOODS - 8.1%
2,612,596		3M Co	543,916
380,743		A.O. Smith Corp	21,447
69,048		Aalberts Industries NV	2,748
81,155		Aaon, Inc	2,991
73,302		AAR Corp	2,548
2,860,549		ABB Ltd	71,002
3,422,200	*	Abengoa S.A.	137
1,879,507		Aboitiz Equity Ventures, Inc	2,833
306,000		AcBel Polytech, Inc	238
319,579		ACS Actividades Construccion y Servicios S.A.	12,356
117,263		Actuant Corp (Class A)	2,885
39,195		Acuity Brands, Inc	7,968
612,670		Adani Enterprises Ltd	1,255
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
68,273		Aditya Birla Nuvo Ltd	$1,963
505,600		Advan Co Ltd	5,147
69,348		Advanced Drainage Systems, Inc	1,394
357,793	*	Aecom Technology Corp	11,567
190,633		Aecon Group, Inc	2,373
66,089	*	Aegion Corp	1,446
428,153	*	AerCap Holdings NV	19,879
141,049	*	Aerojet Rocketdyne Holdings, Inc	2,934
40,733	*	Aerovironment, Inc	1,556
25,035	*,e	AFG Arbonia-Forster Hldg	458
11,346		AG Growth International Inc	505
988,767		AGCO Corp	66,633
123,462		Ahlsell AB	847
42,980		AIA Engineering Ltd	928
33,799		Aica Kogyo Co Ltd	1,032
95,500	e	Aichi Corp	665
61,300		Aida Engineering Ltd	588
227,356		Air Lease Corp	8,494
92,989		Aircastle Ltd	2,023
188,405		Airtac International Group	2,227
47,245		Alamo Group, Inc	4,290
71,270		Alarko Holding AS	116
57,053		Albany International Corp (Class A)	3,047
71,913		Alfa Laval AB	1,472
2,811,714		Alfa S.A. de C.V. (Class A)	4,000
23,134	e,g	Alimak Group AB	385
508,480		Allegion plc	41,248
24,781,865		Alliance Global Group, Inc	7,020
20,074		Allied Motion Technologies, Inc	546
632,587		Allison Transmission Holdings, Inc	23,728
28,875	*	Alstom Projects India Ltd	277
65,170	*,e	Alstom RGPT	2,276
77,733		Alstom T&D India Ltd	412
56,497		Altra Holdings, Inc	2,249
207,536		Amada Co Ltd	2,407
15,123		Amara Raja Batteries Ltd	196
39,280	*	Ameresco, Inc	302
14,340	e	American Railcar Industries, Inc	549
96,492	*	American Woodmark Corp	9,220
191,614		Ametek, Inc	11,606
14,399		Andritz AG.	869
61,300		Anest Iwata Corp	563
56,073		Apogee Enterprises, Inc	3,187
169,344		Applied Industrial Technologies, Inc	10,000
425,997	*	Arabtec Holding Co	331
46,004		Arcadis NV	831
4,103	*	Arcam AB	163
843,048		Arconic, Inc	19,095
105,837		Argan, Inc	6,350
45,618	*	Armstrong Flooring, Inc	820
98,751	*	Armstrong World Industries, Inc	4,543
34,300		Asahi Diamond Industrial Co Ltd	253
90,046		Asahi Glass Co Ltd	3,803
495,760	*	Aselsan Elektronik Sanayi Ve Ticaret AS	3,080
1,186,014		Ashok Leyland Ltd	1,721
37,048		Ashoka Buildcon Ltd	106
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,347,906		Ashtead Group plc	$48,584
1,580,220		Assa Abloy AB	34,830
110,763	e	Astaldi S.p.A.	689
135,799		Astec Industries, Inc	7,538
21,950		Astral Polytechnik Ltd	233
57,521	*	Astronics Corp	1,753
858,016		Asunaro Aoki Construction Co Ltd	6,477
286,687	*	Atkore International Group, Inc	6,465
599,254		Atlas Copco AB (A Shares)	23,042
201,895		Atlas Copco AB (B Shares)	6,978
52,721	*	ATS Automation Tooling Systems, Inc	540
3,291,991		Austal Ltd	4,638
2,562,019	e	AviChina Industry & Technology Co	1,503
103,407	*,e	Axon Enterprise, Inc	2,600
51,231		AZZ, Inc	2,859
44,404		B&B Tools AB	655
96,131	*	Babcock & Wilcox Enterprises, Inc	1,131
54,251	e	Badger Daylighting Ltd	1,114
6,168,275		BAE Systems plc	50,921
460,306		Balfour Beatty plc	1,624
38,200		Bando Chemical Industries Ltd	379
184,000		Baoye Group Co Ltd	131
842,824		Barloworld Ltd	7,009
151,076		Barnes Group, Inc	8,842
9,287		BayWa AG.	330
53	*,m	Beacon Power Corp	0	^
119,838	*	Beacon Roofing Supply, Inc	5,872
504,799		Beijing Enterprises Holdings Ltd	2,434
183,000	g	Beijing Urban Construction Design & Development Group Co Ltd	99
7,826		BEML Ltd	186
15,580,000	e	BEP International Holdings Ltd	499
2,305,237		Berjaya Corp BHD	183
1,461,700		Berli Jucker PCL	2,053
1,113,000		BES Engineering Corp	235
547,850		Bharat Heavy Electricals	1,144
541,464		Bidvest Group Ltd	6,521
55,093		Biesse S.p.A.	1,981
97,470	e	Bird Construction Income Fund	640
71,155		Bizlink Holdings Inc	502
14,241	*,e	Blue Bird Corp	242
18,700		Blue Star Ltd	173
162,400	*	BMC Stock Holdings, Inc	3,548
26,315		Bobst Group AG.	2,530
7,500	g	BOC Aviation Ltd	40
149,755		Bodycote plc	1,470
1,465,953		Boeing Co	289,892
201,000	*,e	Boer Power Holdings Ltd	65
2,874,506	*	Bombardier, Inc	5,231
28,921		Boskalis Westminster	939
15,106		Bossard Holding AG.	3,062
182,627		Boustead Singapore Ltd	117
408,457		Bouygues S.A.	17,208
32,377		Brenntag AG.	1,878
82,956		Briggs & Stratton Corp	1,999
51		Brookfield Business Partners LP	1
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,439		Bucher Industries AG.	$1,397
18,615		Budimex S.A.	1,196
23,062		Bufab AB	255
267,056	*	Builders FirstSource, Inc	4,091
36,800		Bunka Shutter Co Ltd	283
280,673		Bunzl plc	8,368
31,495	e	Burckhardt Compression Holding AG.	9,032
7,058		Burkhalter Holding AG.	1,009
148,906		BWX Technologies, Inc	7,259
24,426		Byucksan Corp	84
237,974		CAE, Inc	4,103
374,584	*	Caesarstone Sdot-Yam Ltd	13,129
129,087	*	CAI International, Inc	3,046
9,733		Carbone Lorraine	320
36,017		Carborundum Universal Ltd	181
49,147		Cargotec Corp (B Shares)	3,118
2,496,738	e	Carillion plc	6,072
59,920		Carlisle Cos, Inc	5,716
1,607,637		Caterpillar, Inc	172,757
633,500		CB Industrial Product Holding BHD	299
1,112,327		Central Glass Co Ltd	4,799
23,999		CENTROTEC Sustainable AG.	528
2,492		Cera Sanitaryware Ltd	111
365,225		CH Karnchang PCL	311
400,000		CH Karnchang PCL (ADR)	341
104,100		Changchai Co Ltd	58
60,715	*	Chart Industries, Inc	2,109
79,030		Cheil Industries, Inc	10,226
201,120		Chemring Group plc	485
550,300	*,m	Chengde Nanjiang Co Ltd	204
201,152	e	Chicago Bridge & Iron Co NV	3,969
525,249		Chicony Power Technology Co Ltd	1,091
738,000	e	China Aircraft Leasing Group Holdings Ltd	860
1,722,000	*,e	China Chengtong Development Group Ltd	106
4,280,192		China Communications Construction Co Ltd	5,513
1,605,500		China Conch Venture Holdings Ltd	2,939
1,396,000	*,e	China Energine International Holdings Ltd	113
1,000,818		China Fangda Group Co Ltd	621
229,000	e	China High Speed Transmission Equipment Group Co Ltd	251
741,000		China Lesso Group Holdings Ltd	570
8,585,000	*,e	China Ocean Shipbuilding Industry Group Ltd	198
3,494,443		China Railway Construction Corp	4,555
3,982,127		China Railway Group Ltd	3,136
1,580,680	e	China Singyes Solar Technologies Holdings Ltd	662
1,752,685		China State Construction International Holdings Ltd	2,999
11,710,000	*,e	China Strategic Holdings Ltd	181
116,109		China Yuchai International Ltd	2,114
1,184,600	e	Chip Eng Seng Corp Ltd	624
107,000		Chiyoda Corp	632
6,900		Chiyoda Integre Co Ltd	137
19,134,000		Chongqing Machinery & Electric Co Ltd	2,476
25,000		Chudenko Corp	649
750,375		Chung Hsin Electric & Machinery Manufacturing Corp	523
675,061		CIMIC Group Ltd	20,142
561,918		CIR-Compagnie Industriali Riunite S.p.A.	789
32,477		CIRCOR International, Inc	1,928
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,125,796		Citic Pacific Ltd	$12,216
1,789,000	e	Citic Resources Holdings Ltd	197
14,922		CJ Corp	2,471
2,610,725		CK Hutchison Holdings Ltd	32,763
164,300		CKD Corp	2,516
8,829,381		CNH Industrial NV	100,132
5,337,420		CNH Industrial NV (NYSE)	60,740
860,080	*,e	Cobham plc	1,452
727,905	*	Colfax Corp	28,658
38,420		Columbus McKinnon Corp	977
348,624		Comfort Systems USA, Inc	12,934
89,685	*	Commercial Vehicle Group, Inc	758
2,885,518		Compagnie de Saint-Gobain	154,101
7,420		Compagnie d’Entreprises CFE	1,051
241,600		COMSYS Holdings Corp	4,988
4,548		Concentric AB	74
18,290,000		Concord New Energy Group Ltd	761
242,652	*,e	Consolidated Infrastructure Group Ltd	306
13,618		Construcciones y Auxiliar de Ferrocarriles S.A.	559
370,004	*	Continental Building Products Inc	8,621
1,001,450		Continental Engineering Corp	375
2,729		Conzzeta AG.	2,702
1,673,500	*,e	Cosco Corp Singapore Ltd	334
14,285		Cosel Co Ltd	176
217,477		Costain Group plc	1,306
146,781		Cramo Oyj (Series B)	4,392
140,238		Crane Co	11,132
348,000		CRCC High-Tech Equipment Corp Ltd	147
750,659	*	Crompton Greaves Ltd	952
4,276,321		CRRC Corp Ltd	3,847
3,318		CS Wind Corp	80
337,590		CSBC Corp Taiwan	143
28,068	*	CSW Industrials, Inc	1,085
1,371,000		CTCI Corp	2,334
49,553		Cubic Corp	2,294
301,826		Cummins, Inc	48,962
203,464		Curtiss-Wright Corp	18,674
219,200		CWT Ltd	355
29,073		Daelim Industrial Co	2,262
5,382		Daetwyler Holding AG.	917
126,205	*	Daewoo Engineering & Construction Co Ltd	836
43,380		Daewoo International Corp	846
75,000	*,m	Daewoo Shipbuilding & Marine Engineering Co Ltd	0	^
66,000		Daifuku Co Ltd	1,980
67,641		Daihen Corp	533
73,000		Daiho Corp	347
103,000		Daiichi Jitsugyo Co Ltd	563
213,704		Daikin Industries Ltd	21,924
18,500		Daiwa Industries Ltd	202
139,160		Dalian Refrigeration Co Ltd	76
8,728	e	Danieli & Co S.p.A.	213
55,669		Danieli & Co S.p.A. (RSP)	997
3,254		Dassault Aviation S.A.	4,547
13,119		Dawonsys Co Ltd	200
76,766		DCC plc	6,991
626,202		Deere & Co	77,392
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
10,500		Denyo Co Ltd	$183
65,776		Deutz AG.	556
17,689	*,e	Dialight plc	253
145,868	*	DigitalGlobe, Inc	4,857
82,741	*	Dilip Buildcon Ltd	573
160,263		Diploma plc	2,307
55,396	*,e	DIRTT Environmental Solutions	293
29,215		DMC Global, Inc	383
16,087,980		DMCI Holdings, Inc	4,495
28,832		DMG Mori AG.	1,622
851,825	*	Dogan Sirketler Grubu Holdings	179
272,685		Donaldson Co, Inc	12,418
133,416	e	Dong Yang Gang Chul Co Ltd	518
7,355	e	Dongkuk Structures & Construction Co Ltd	44
70,319		Doosan Bobcat, Inc	2,191
42,862		Doosan Heavy Industries and Construction Co Ltd	785
197,392	*	Doosan Infracore Co Ltd	1,461
75,991		Douglas Dynamics, Inc	2,500
1,407,640		Dover Corp	112,921
20,922	*	Ducommun, Inc	661
96,656	e	Duerr AG.	11,503
61,477	*	DXP Enterprises, Inc	2,121
60,246	*,e	Dycom Industries, Inc	5,393
4,377,900		Dynasty Ceramic PCL	523
5,909		e Tec E&C Ltd	737
10,917		Eastern Co	328
1,350,367		Eaton Corp	105,099
64,465		Ebara Corp	1,796
23,043		Eicher Motors Ltd	9,632
16,614		Eiffage S.A.	1,509
960,500		Ekovest BHD	268
17,428		Elbit Systems Ltd	2,150
1,351		Electra Israel Ltd	271
481,250	*,e,g	Elementia SAB de C.V.	663
81,032	e,g	Eltel AB	281
253,138		EMCOR Group, Inc	16,550
618,819		Emerson Electric Co	36,894
1,153,426		Empresa Brasileira de Aeronautica S.A.	5,268
46,537		Encore Wire Corp	1,987
37,220	*,e	Energous Corp	605
72,353	*	Energy Recovery, Inc	600
156,990		EnerSys	11,374
135,413	*	Engility Holdings, Inc	3,846
115,531		Engineers India Ltd	275
42,610		EnPro Industries, Inc	3,041
392,000	e	Enric Energy Equipment Holdings Ltd	245
6,931	e	EnviroStar, Inc	187
13,000		EPCO Co Ltd	202
374,556		Equifax, Inc	51,471
50,182		ESCO Technologies, Inc	2,993
38,057		Escorts Ltd	379
51,863	*	Esterline Technologies Corp	4,917
730,250		European Aeronautic Defence and Space Co	60,264
20,564		Exco Technologies Ltd	169
12,791	*,e	FACC AG.	120
44,941		Fanuc Ltd	8,698
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
518,000		Far East Global Group Ltd	$67
2,823,517		Far Eastern Textile Co Ltd	2,295
803,193		Fastenal Co	34,963
9,120,000	*,e	FDG Electric Vehicles Ltd	379
116,628		Federal Signal Corp	2,025
2,945		Feintool International Holding AG.	366
131,208		Fenner plc	489
408,357		Ferrovial S.A.	9,071
5,617	*	FIGEAC-AERO	129
362,025	*	Fincantieri S.p.A	406
31,402	*	Finetex EnE, Inc	131
816,087		Finmeccanica S.p.A.	13,588
135,213		Finning International, Inc	2,650
126,251		Finolex Cables Ltd	890
306,000		First Tractor Co	154
118,672		Flowserve Corp	5,510
25,655	e	FLSmidth & Co AS	1,621
326,160		Fluor Corp	14,932
55,677	*	Fomento de Construcciones y Contratas S.A.	602
30,279		Force Motors Ltd	1,973
2,193,418		Fortive Corp	138,953
870,179		Fortune Brands Home & Security, Inc	56,770
189,130		Foshan Electrical and Lighting Co Ltd	149
2,790,624	e	Fosun International	4,358
26,270	*	Foundation Building Materials, Inc	338
91,373		Franklin Electric Co, Inc	3,783
24,877		Freightcar America, Inc	433
274,700		Fudo Tetra Corp	440
378,540		Fuji Electric Holdings Co Ltd	2,002
66,992	e	Fuji Machine Manufacturing Co Ltd	969
742,278		Fujikura Ltd	6,244
129,100		Fujitec Co Ltd	1,693
31,600		Fukuda Corp	1,503
35,200		Fukushima Industries Corp	1,355
307,000		Furukawa Co Ltd	535
213,200		Furukawa Electric Co Ltd	9,506
92,519	*	Futaba Corp/Chiba	1,626
307,773		Galliford Try plc	4,659
386,937	e	Gamesa Corp Tecnologica S.A.	8,279
1,940,603		Gamuda BHD	2,486
1,253,123	*	Gardner Denver Holdings, Inc	27,080
77,201	e	GATX Corp	4,962
78,417		Gayatri Projects Ltd	193
948,388		GEA Group AG.	38,942
7,221		Geberit AG.	3,372
10,000		Gecoss Corp	120
15,809	*	Gencor Industries, Inc	256
122,120	*	Generac Holdings, Inc	4,412
96,207		General Cable Corp	1,573
1,172,645		General Dynamics Corp	232,301
22,010,495		General Electric Co	594,503
4,008		Georg Fischer AG.	3,888
97,839	*	Gibraltar Industries, Inc	3,488
8,700	e	Giken Seisakusho Co, Inc	233
190,608		Global Brass & Copper Holdings, Inc	5,823
98,056		Glory Ltd	3,221
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,463,266	*	GMR Infrastructure Ltd	$445
78,311	*	GMS, Inc	2,201
35,123		Gorman-Rupp Co	895
56,345		Graco, Inc	6,157
1,092,286		Grafton Group plc	10,026
19,230		Graham Corp	378
85,182	e	Grana y Montero S.A. (ADR)	278
132,392		Granite Construction, Inc	6,387
117,544	*	Great Lakes Dredge & Dock Corp	505
56,185		Greaves Cotton Ltd	141
53,158	e	Greenbrier Cos, Inc	2,459
59,954		Griffon Corp	1,316
437,684		Grupo Carso S.A. de C.V. (Series A1)	1,843
73,000	e	Grupo Rotoplas SAB de C.V.	113
50,570	*	GS Engineering & Construction Corp	1,347
275,000		GS Yuasa Corp	1,200
1,511,593		Gunkul Engineering PCL	182
582,625		GWA International Ltd	1,410
62,516		H&E Equipment Services, Inc	1,276
704,813		Haitian International Holdings Ltd	1,975
30,942		Haldex AB	389
101,186		Halim Co Ltd	384
205,796	*	Hangzhou Steam Turbine Co	211
44,183	*	Hanjin Heavy Industries & Construction Co Ltd	174
1,951,395		Hanwa Co Ltd	13,993
120,211		Hanwha Corp	4,982
34,375		Hanwha Corp (3P)	604
470,400		HAP Seng Consolidated BHD	1,012
1,848,000		Harbin Power Equipment	932
24,162		Hardinge, Inc	300
20,200	e	Harmonic Drive Systems, Inc	701
404,873	*	Harsco Corp	6,518
239,470		Havells India Ltd	1,704
498,700		Hazama Ando Corp	3,147
302,919	*	HC2 Holdings, Inc	1,781
837,828	*,n	HD Supply Holdings, Inc	25,663
64,031		HEICO Corp	4,600
152,117		HEICO Corp (Class A)	9,439
177,465	*,e	Heidelberger Druckmaschinen	540
246,280	*	Hellenic Technodomiki Tev S.A.	408
104,957	*	Herc Holdings, Inc	4,127
50,320	*,e	Hexagon Composites ASA	164
567,095		Hexcel Corp	29,937
32,900		Hibiya Engineering Ltd	563
132,419		Hillenbrand, Inc	4,780
357,830	*	Hindustan Construction Co	216
88,820		Hino Motors Ltd	992
11,900	e	Hirata Corp	1,236
13,800		Hisaka Works Ltd	120
23,091		Hitachi Construction Machinery Co Ltd	581
110,100		Hitachi Zosen Corp	544
192,547		Hiwin Technologies Corp	1,299
36,999	*	Hochtief AG.	6,792
35		Hock Seng Lee BHD	0	^
4,631,541		Honeywell International, Inc	617,338
72,100		Hong Leong Industries BHD	170
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
997,300		Hopewell Holdings	$3,799
28,909		Hoshizaki Electric Co Ltd	2,623
94,572		Hosken Consolidated Investments Ltd	964
1,588,784		Howden Joinery Group plc	8,428
2,285,000	*,e,m	Hsin Chong Construction Group Ltd	77
83,400	*	Huangshi Dongbei Electrical Appliance Co Ltd	124
65,848		Hubbell, Inc	7,452
13,495		Huber & Suhner AG.	1,009
52,093		Hudaco Industries Ltd	512
168,236		Huntington Ingalls	31,319
12,783		Hurco Cos, Inc	444
46,495	*,e	Huttig Building Products, Inc	326
6,148		Hy-Lok Corp	135
29,181		Hyster-Yale Materials Handling, Inc	2,050
1,547	*	Hyundai Construction Equipment Co Ltd	465
22,166		Hyundai Corp	391
104,600		Hyundai Development Co	4,296
1,600	*	Hyundai Electric & Energy System Co Ltd	436
9,243		Hyundai Elevator Co Ltd	495
108,755		Hyundai Engineering & Construction Co Ltd	4,381
28,222	*	Hyundai Heavy Industries	4,363
8,277	*	Hyundai Mipo Dockyard	790
17,831	*	Hyundai Rotem Co Ltd	322
40,100		Idec Corp	522
120,901		IDEX Corp	13,663
16,254	*,e	IES Holdings, Inc	295
3,109,712		IJM Corp BHD	2,507
297,080		Illinois Tool Works, Inc	42,557
72,335		IMARKETKOREA, Inc	860
193,392		IMI plc	3,012
10,723		Implenia AG.	804
122,639	e	Impregilo S.p.A.	424
8,350		IMS-Intl Metal Service	221
52,000		Inaba Denki Sangyo Co Ltd	1,978
42,600		Inabata & Co Ltd	567
40,959		Indus Holding AG.	2,905
47,170		Industria Macchine Automatiche S.p.A.	4,340
151,468		Industries Qatar QSC	3,942
60,258	e	Indutrade AB	1,381
1,705,304		Ingersoll-Rand plc	155,848
47,375		Insteel Industries, Inc	1,562
47,359		Interpump Group S.p.A.	1,296
96,926		Invicta Holdings Ltd	430
175,220		Inwido AB	2,462
52,200		Iochpe-Maxion S.A.	262
185,252		IRB Infrastructure Developers Ltd	599
29,193		IS Dongseo Co Ltd	1,123
11,800		Iseki & Co Ltd	232
4,171		ISGEC Heavy Engineering Ltd	394
21,836,431	*	Ishikawajima-Harima Heavy Industries Co Ltd	74,623
835,450		Italian-Thai Development PCL	107
34,274		Italmobiliare S.p.A	937
2,093,394		Itochu Corp	31,168
178,449		ITT, Inc	7,170
64,128	*	IVRCL Infrastructures & Projects Ltd	5
591,000		Iwatani International Corp	3,672
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
284,533		Jacobs Engineering Group, Inc	$15,476
3,228,774	*	Jain Irrigation Systems Ltd	5,124
734,318	*	Jaiprakash Associates Ltd	248
5,700	e	Jamco Corp	126
203,604		Japan Pulp & Paper Co Ltd	770
47,100		Japan Steel Works Ltd	740
209,514		Jardine Matheson Holdings Ltd	13,450
231,900		Jardine Strategic Holdings Ltd	9,667
120,301	*	JELD-WEN Holding, Inc	3,905
2,872,537		JG Summit Holdings (Series B)	4,611
35,081		JGC Corp	571
62,037		John Bean Technologies Corp	6,080
4,938,400		John Keells Holdings plc	5,758
931,880	g	John Laing Group plc	3,678
760,779		Johnson Controls International plc	32,987
846,375		Johnson Electric Holdings Ltd	2,942
1,283,791		JTEKT Corp	18,891
32,052		Jungheinrich AG.	1,174
2,330		JVM Co Ltd	114
80,990		Kadant, Inc	6,090
77,822		Kajaria Ceramics Ltd	800
1,279,938		Kajima Corp	10,818
30,449		Kalpataru Power Transmission Ltd	153
174,400	*	Kama Co Ltd	169
53,250		Kaman Corp	2,656
42,700		Kamei Corp	582
93,600		Kanamoto Co Ltd	3,118
305,000		Kandenko Co Ltd	3,210
354,000		Kanematsu Corp	726
1,718,237		KAP Industrial Holdings Ltd	1,068
4,403		Kardex AG.	506
14,900		Katakura Industries Co Ltd	177
94,699		Kato Works Co Ltd	2,666
210,480		Kawasaki Heavy Industries Ltd	627
482,337		KBR, Inc	7,341
6,000		KCC Corp	2,291
152,165		KEC International Ltd	606
350,146		Keihan Electric Railway Co Ltd	2,228
51,660		Keller Group plc	592
21,456		Kendrion NV	880
804,773		Kennametal, Inc	30,115
8,524		KEPCO Engineering & Construction Co, Inc	146
1,078,477		Keppel Corp Ltd	4,925
95,424	*,e	KEYW Holding Corp, The	892
64,973		Kier Group plc	1,038
223,000		Kinden Corp	3,600
43,000		King Slide Works Co Ltd	604
350,909		Kingspan Group plc	12,046
85,000		Kinik Co	215
47,300		KION Group AG.	3,618
58,900		Kitz Corp	551
450,532		Kloeckner & Co AG.	4,752
156,504	*	KLX, Inc	7,825
787,387		KOC Holding AS	3,620
25,247		Koenig & Bauer AG.	1,711
4,220		Kolon Corp	303
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
490,883		Komatsu Ltd	$12,600
2,380		Komax Holding AG.	696
77,490		Komori Corp	999
150,208		Kone Oyj (Class B)	7,642
58,035		Konecranes Oyj	2,457
77,593		Koninklijke BAM Groep NV	422
792,774		Koninklijke Philips Electronics NV	28,222
71,005		Korea Aerospace Industries Ltd	3,537
3,679		Korea Electric Terminal Co Ltd	229
16,047	*	Kornit Digital Ltd	311
141,828	*	Kratos Defense & Security Solutions, Inc	1,684
10,545	e	Krones AG.	1,222
1,056,000	*,e	KuangChi Science Ltd	375
344,558		Kubota Corp	5,824
1,061,000		Kumagai Gumi Co Ltd	3,417
43,323		Kumho Industrial Co Ltd	454
213,000		Kung Long Batteries Industrial Co Ltd	1,134
19,598		Kurita Water Industries Ltd	536
108,170		Kuroda Electric Co Ltd	2,124
44,607		Kushal Tradelink Ltd	120
121,300		Kyokuto Kaihatsu Kogyo Co Ltd	1,955
122,000		Kyowa Exeo Corp	2,057
33,600		Kyudenko Corp	1,204
3,974		Kyung Dong Navien Co Ltd	145
354,142		L3 Technologies, Inc	59,170
2,047		Lakshmi Machine Works Ltd	160
634,224		Larsen & Toubro Ltd	16,548
13,727	*	Lawson Products, Inc	304
36,102	*,e	Layne Christensen Co	317
16,281	*	LB Foster Co (Class A)	349
50,933		Legrand S.A.	3,559
26,611		Lehto Group Oyj	398
100,312		Lennox International, Inc	18,421
368,615		LG Corp	24,921
25,280		LG Hausys Ltd	2,420
19,880		LG International Corp	540
60,206		Lincoln Electric Holdings, Inc	5,544
47,629		Lindab International AB	520
20,859	e	Lindsay Corp	1,862
4,514		Lion Chemtech Co Ltd	60
36,764		LISI	1,749
484,165		LIXIL Group Corp	12,136
521,105		Lockheed Martin Corp	144,664
1,380,000		Lonking Holdings Ltd	432
68,446		LS Cable Ltd	4,363
10,492		LS Industrial Systems Co Ltd	512
100,074		LSI Industries, Inc	906
57,190	e	Luceco plc	179
172,000	*,e	Luoyang Glass Co Ltd	95
33,533	*	Lydall, Inc	1,734
38,885		Mabuchi Motor Co Ltd	1,944
24,333	e	MacDonald Dettwiler & Associates Ltd	1,266
1,394,500		Maeda Corp	15,388
12,400		Maeda Kosen Co Ltd	188
185,000		Maeda Road Construction Co Ltd	3,694
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,074		Magellan Aerospace Corp	$501
1,209,322	e	Maire Tecnimont S.p.A	5,627
196,748		Makino Milling Machine Co Ltd	1,635
35,214		Makita Corp	1,304
1,969,600		Malaysian Resources Corp BHD	634
23,200		MAN AG.	2,488
16,331		Manitou BF S.A.	509
252,377		Manitowoc Co, Inc	1,517
342,200		Marcopolo S.A.	293
1,441,958		Marubeni Corp	9,342
2,126,972		Masco Corp	81,272
110,320	*	Masonite International Corp	8,329
149,808	*	Mastec, Inc	6,764
60,000		Max Co Ltd	867
793,770		Meggitt plc	4,932
146,000		Meidensha Corp	502
1,456,521		Melrose Industries plc	4,600
92,888	*	Mercury Systems, Inc	3,910
164,111	*	Meritor, Inc	2,726
7,600	e	METAWATER Co Ltd	208
18,427		Metka S.A.	172
19,089		Metso Oyj	662
71,003		Micron Machinery Co Ltd	2,301
172,371	*	Middleby Corp	20,945
118,986	*	Milacron Holdings Corp	2,093
21,870		Miller Industries, Inc	543
533,700		Minebea Co Ltd	8,631
556,000	e	Miraito Holdings Corp	6,254
189,100		MISUMI Group, Inc	4,334
1,840,187		Mitsubishi Corp	38,683
720,757		Mitsubishi Electric Corp	10,424
1,227,913		Mitsubishi Heavy Industries Ltd	5,056
145,900		Mitsubishi Nichiyu Forklift Co Ltd	1,015
96,700		Mitsuboshi Belting Co Ltd	1,074
2,276,869		Mitsui & Co Ltd	32,595
499,000		Mitsui Engineering & Shipbuilding Co Ltd	715
104,000		Miura Co Ltd	2,035
3,138,230		MMC Corp BHD	1,813
44,404	*	Momentum Group AB	430
294,151		Monadelphous Group Ltd	3,161
100,600	e	MonotaRO Co Ltd	3,251
106,833	*	Moog, Inc (Class A)	7,662
809,721		Morgan Crucible Co plc	2,992
88,900		Mori Seiki Co Ltd	1,472
23,700		Morita Holdings Corp	372
338,317	e	Mota Engil SGPS S.A.	938
640,333	*	MRC Global, Inc	10,578
133,025		MSC Industrial Direct Co (Class A)	11,435
124,868		MTU Aero Engines Holding AG.	17,642
144,650		Mueller Industries, Inc	4,405
685,568		Mueller Water Products, Inc (Class A)	8,007
265,500		Muhibbah Engineering M BHD	168
1,033,804		Murray & Roberts Holdings Ltd	1,033
143,266	*	MYR Group, Inc	4,444
18,427	e	Nabtesco Corp	537
117,332		Nachi-Fujikoshi Corp	669
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
929,705		Nagarjuna Construction Co	$1,254
72,200		Nagase & Co Ltd	1,102
91,300		Namura Shipbuilding Co Ltd	540
335,299		National Central Cooling Co PJSC	191
9,679	e	National Presto Industries, Inc	1,070
98,135	*	Navistar International Corp	2,574
128,272		NCC AB (B Shares)	3,613
272,779	*	NCI Building Systems, Inc	4,555
4,700		NEC Capital Solutions Ltd	77
125,803	*	Neff Corp	2,390
69,345		New Flyer Industries, Inc	2,900
18,824		Nexans S.A.	1,031
48,503	*,e	Nexeo Solutions, Inc	403
78,351		NGK Insulators Ltd	1,571
238,190	e	Nibe Industrier AB	2,250
219,424		Nichias Corp	2,538
11,300		Nichiden Corp	394
22,600		Nichiha Corp	797
79,225		Nidec Corp	8,140
3,200	e	Nihon Trim Co Ltd	131
52,000		Nippo Corp	1,047
23,700		Nippon Densetsu Kogyo Co Ltd	488
33,500		Nippon Koei Co Ltd	952
110,000		Nippon Road Co Ltd	580
396,730	*,e	Nippon Sharyo Ltd	1,014
125,700	*	Nippon Sheet Glass Co Ltd	1,042
70,345		Nippon Steel Trading Co Ltd	3,379
229,100		Nippon Thompson Co Ltd	1,216
1,320,000		Nishimatsu Construction Co Ltd	7,010
12,500		Nishio Rent All Co Ltd	400
83,500		Nisshinbo Industries, Inc	850
72,800		Nissin Electric Co Ltd	774
13,400		Nitta Corp	418
267,000		Nitto Boseki Co Ltd	1,286
17,600		Nitto Kogyo Corp	278
6,073		Nitto Kohki Co Ltd	139
17,932		NKT Holding AS	1,438
55,872		NN, Inc	1,534
681,580	*,e	Noble Group Ltd	230
46,557		Nolato AB (B Shares)	1,749
45,743	*,e	Nordex AG.	563
169,215		Nordson Corp	20,529
6,991		Noritake Co Ltd	239
101,000		Noritz Corp	2,008
21,303		NORMA Group	1,108
874,392		Northrop Grumman Corp	224,465
18,757	*	Northwest Pipe Co	305
341,104	*	NOW, Inc	5,485
492,631		NSK Ltd	6,199
2,270,000		NTN Corp	10,563
15,605	*	NV5 Holdings, Inc	663
3,790,490	e	NWS Holdings Ltd	7,455
8,200		Obara Corp	448
1,109,170		Obayashi Corp	13,068
88,216	e	Obrascon Huarte Lain S.A.	318
239,127		OC Oerlikon Corp AG.	3,147
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,550		OHB AG.	$108
122,900		Oiles Corp	2,177
23,700		Okabe Co Ltd	219
104,641		Okuma Holdings, Inc	1,001
462,000		Okumura Corp	3,114
5,871		Omega Flex, Inc	378
49,687	*	Orascom Construction Ltd	323
153,591		Orbital ATK, Inc	15,107
71,000		Organo Corp	349
163,289	*	Orion Marine Group, Inc	1,220
48,100	e	OSG Corp	982
204,722		Oshkosh Truck Corp	14,101
78,300	e	OSJB Holdings Corp	205
18,824		Osram Licht AG.	1,503
6,909		Otokar Otobus Karoseri Sanayi AS	218
97,778	*	Outotec Oyj	673
1,803,620		Owens Corning, Inc	120,698
525,413		PACCAR, Inc	34,698
300,000		Pantaloon Retail India Ltd	148
954,650		Parker-Hannifin Corp	152,572
31,873	*	Patrick Industries, Inc	2,322
651,487		Peab AB (Series B)	7,904
129,659		Pentair plc	8,628
740,700		Penta-Ocean Construction Co Ltd	4,221
42,052		PER Aarsleff A.S.	1,021
311,600		PESTECH International Bhd	118
24,010		Pfeiffer Vacuum Technology AG.	3,519
93,902	*	PGT, Inc	1,202
252,604		Philips Lighting NV	9,331
10,033		Pinguely-Haulotte	171
442,106	*,e	Plug Power, Inc	902
153,179	*	Ply Gem Holdings, Inc	2,750
53,633		PNC Infratech Ltd	119
429,311		Polypipe Group plc	2,138
34,769		Ponsse Oy	943
9,290		Porr AG.	293
17,858		Powell Industries, Inc	571
6,431		Preformed Line Products Co	299
78,183		Primoris Services Corp	1,950
48,958	*,e	Proto Labs, Inc	3,292
67,261		Prysmian S.p.A.	1,984
1,214,532		PT Adhi Karya Persero Tbk	196
1,822,000		PT AKR Corporindo Tbk	892
5,000,000		PT Arwana Citramulia Tbk	180
1,217,100		PT Asahimas Flat Glass Tbk	553
2,803,600	*,m	PT Inovisi Infracom Tbk	25
2,116,688		PT Pembangunan Perumahan Tbk	496
3,078,600	*	PT Sitara Propertindo Tbk	159
2,017,200		PT Surya Semesta Internusa Tbk	97
5,103,300		PT Waskita Karya Persero Tbk	887
2,189,623		PT Wijaya Karya	362
2,849,973		QinetiQ plc	10,040
67,442		Quanex Building Products Corp	1,426
497,333	*	Quanta Services, Inc	16,372
172,800		Raito Kogyo Co Ltd	1,830
54,012		Ramirent Oyj	545
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
127,713	*	Randon Participacoes S.A.	$177
2,279		Rational AG.	1,215
232,394		Raubex Group Ltd	427
98,114		Raven Industries, Inc	3,267
1,178,397		Raytheon Co	190,288
45,767	*	RBC Bearings, Inc	4,657
557,917		Rechi Precision Co Ltd	635
131,742		Regal-Beloit Corp	10,744
560,030	e	Reliance Worldwide Corp Ltd	1,438
446,563		Reunert Ltd	2,503
24,768		REV Group, Inc	686
24,523	*	Revolution Lighting Technologies, Inc	162
289,841	e	Rexel S.A.	4,737
204,552	*	Rexnord Corp	4,756
127,952		Rheinmetall AG.	12,179
2,162		Rieter Holding AG.	494
393,428		Rockwell Automation, Inc	63,720
226,041		Rockwell Collins, Inc	23,752
5,734		Rockwool International AS (B Shares)	1,262
1,216,620		Rolls-Royce Group plc	14,111
670,299		Roper Industries, Inc	155,194
580,820		Rotork plc	1,781
111,000	*	Run Long Construction Co Ltd	180
16,940	*	Rush Enterprises, Inc	617
220,597	*	Rush Enterprises, Inc (Class A)	8,202
181,395		Russel Metals, Inc	3,631
1,256,000		Ryobi Ltd	5,124
14,685		S&T Dynamics Co Ltd	126
42,987		Saab AB (Class B)	2,125
424,810		Sacyr Vallehermoso S.A.	1,128
103,556		Sadbhav Engineering Ltd	499
217,022		Safran S.A.	19,902
545,617		Salfacorp S.A.	617
6,589		Sam Yung Trading Co Ltd	113
88,688	*	Samsung Engineering Co Ltd	923
233,770	*	Samsung Heavy Industries Co Ltd	2,547
34,530		Samsung Techwin Co Ltd	1,343
93,623		San Shing Fastech Corp	157
1,741,509		Sandvik AB	27,419
29,400		Sanki Engineering Co Ltd	331
50,000		Sanko Gosei Ltd	171
16,600	e	Sankyo Tateyama, Inc	254
296,000		Sanwa Shutter Corp	3,126
746,000	*	Sany Heavy Equipment International	126
29,000		Sanyo Denki Co Ltd	298
54,042		Schindler Holding AG.	11,458
7,123		Schindler Holding AG. (Registered)	1,481
33,577	*	Schneider Electric Infrastructure Ltd	66
2,454,092		Schneider Electric S.A.	188,596
2,237		Schweiter Technologies AG.	2,900
335,891		Seibu Holdings, Inc	6,224
121,100		Sekisui Jushi Corp	2,226
779,283		SembCorp Industries Ltd	1,742
504,600	e	SembCorp Marine Ltd	602
7,179	e	Semperit AG. Holding	209
280,115		Senior plc	856
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
348,162	*,e	Sensata Technologies Holding BV	$14,873
13,694	*	Senvion S.A.	216
251,486		Seven Network Ltd	2,116
13,305		SFS Group AG.	1,510
85,782	*,e	SGL Carbon AG.	1,068
182,608	*	SGSB Group Co Ltd	177
79,100	*	Shanghai Automation Instrumentation Co Ltd	119
11,568,000	e	Shanghai Dasheng Agricultural Finance Technology Co Ltd	963
252,680		Shanghai Diesel Engine Co Ltd	198
3,939,025	*,e	Shanghai Electric Group Co Ltd	1,891
208,300		Shanghai Highly Group Co Ltd	158
2,050,508		Shanghai Industrial Holdings Ltd	6,066
2,032,000		Shanghai Prime Machinery Co Ltd	394
216,830		Shapir Engineering and Industry Ltd	688
23,000		Shibuya Kogyo Co Ltd	694
682,268		Shikun & Binui Ltd	1,771
15,900		Shima Seiki Manufacturing Ltd	742
233,451		Shimizu Corp	2,481
108,000		Shin Zu Shing Co Ltd	343
205,590		Shinmaywa Industries Ltd	1,738
68,000		Shinnihon Corp	554
15,500		SHO-BOND Holdings Co Ltd	783
1,280,387		Siemens AG.	176,122
114,573		Siemens India Ltd	2,366
8,183		SIF Holding NV	176
400,021		SIG plc	774
3,612,960		Sime Darby BHD	7,996
120,114		Simpson Manufacturing Co, Inc	5,250
1,820,687		Singapore Technologies Engineering Ltd	4,864
11,200		Sinko Industries Ltd	180
430,957		Sino Thai Engineering & Construction PCL	352
4,239,496		Sinopec Engineering Group Co Ltd	3,819
2,159,500		Sinotruk Hong Kong Ltd	1,567
27,700		Sintokogio Ltd	288
66,965	*,e	SiteOne Landscape Supply, Inc	3,486
66,846		SK C&C Co Ltd	16,248
120,250		SK Networks Co Ltd	657
515,891		Skanska AB (B Shares)	12,250
85,582		SKF AB (B Shares)	1,738
1,476,800		SKP Resources BHD	450
7,220,000		Skyway Securities Group Ltd	379
30,133	*,e	SLM Solutions Group AG.	1,328
216,320		SM Investments Corp	3,439
25,892		SMC Corp	7,915
419,633		Smiths Group plc	8,725
177,937		Snap-On, Inc	28,114
116,849		SNC-Lavalin Group, Inc	5,052
99,300		Sodick Co Ltd	1,158
3,544,900		Sojitz Holdings Corp	8,726
9,082		Solar Holdings AS (B Shares)	527
11,976		Somany Ceramics Ltd	143
96,243	*	Sparton Corp	2,116
84,782		Spirax-Sarco Engineering plc	5,913
369,966		Spirit Aerosystems Holdings, Inc (Class A)	21,436
345,093	*	SPX Corp	8,683
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
404,068	*	SPX FLOW, Inc	$14,902
42,425		Standex International Corp	3,848
538,295		Stanley Works	75,754
22,000		Star Micronics Co Ltd	358
47,770	*,e	Ste Industrielle d’Aviation Latecoere S.A.	228
83,432	*	Sterling Construction Co, Inc	1,090
9,282		Sulzer AG.	1,052
1,601,670		Sumitomo Corp	20,886
10,000		Sumitomo Densetsu Co Ltd	145
4,083,488		Sumitomo Heavy Industries Ltd	27,096
4,502,900		Sumitomo Mitsui Construction C	4,817
8,360,000	*	Summit Ascent Holdings Ltd	1,841
46,660		Sun Hydraulics Corp	1,991
13,405		Sung Kwang Bend Co Ltd	126
166,945	*,e	Sunrun, Inc	1,189
89,000		Sunspring Metal Corp	130
1,835,922		Sunway Construction Group BHD	864
153,447		Supreme Industries, Inc	2,524
9,374,544	*	Suzlon Energy Ltd	2,716
117,648	e	Sweco AB (B Shares)	2,909
1,112,000		Syncmold Enterprise Corp	2,583
69,200		Tadano Ltd	838
5,945	*	Taewoong Co Ltd	140
29,047	*	Taeyoung Engineering & Construction	222
1,025,000	*	Tai United Holdings Ltd	170
83,000		Taihei Dengyo Kaisha Ltd	959
31,300		Taikisha Ltd	827
788,096		Taisei Corp	7,208
781,670	*	Taiwan Glass Industrial Corp	379
211,993		Takamatsu Corp	5,166
27,164		Takara Standard Co Ltd	445
33,600		Takasago Thermal Engineering Co Ltd	547
114,200		Takeuchi Manufacturing Co Ltd	2,110
93,100		Takuma Co Ltd	937
168,228	e,g	Talgo S.A.	1,016
109,620		Tarkett S.A.	5,095
23,000		Tatsuta Electric Wire and Cable Co Ltd	140
346,200	*	Tebrau Teguh BHD	127
1,898,679		Teco Electric and Machinery Co Ltd	1,824
11,800		Teikoku Sen-I Co Ltd	197
108,498		Tekfen Holding AS	269
426,000	e	Tekken Corp	1,269
76,249	*	Teledyne Technologies, Inc	9,733
40,122		Tennant Co	2,961
2,745,454		Terex Corp	102,955
53,817	e	Textainer Group Holdings Ltd	780
3,386,479		Textron, Inc	159,503
154,386		Thales S.A.	16,616
22,559	*,e	The ExOne Company	258
39,269		Thermax Ltd	568
63,726	*	Thermon Group Holdings	1,222
62,092		THK Co Ltd	1,770
64,679		Timken Co	2,991
12,976		Timken India Ltd	134
98,910		Titan International, Inc	1,188
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
83,156	*	Titan Machinery, Inc	$1,495
89,088		TKH Group NV	4,945
8,500	*,e	Toa Corp/Tokyo	134
30,600		Tocalo Co Ltd	1,009
736,000		Toda Corp	4,597
70,000	e	Toenec Corp	435
355,100	e	Tokai Corp	2,654
106,160		Tokyu Construction Co Ltd	870
246,197		Toro Co	17,059
112,003		Toromont Industries Ltd	4,123
836,443	*,e	Toshiba Corp	2,026
78,964		Toshiba Machine Co Ltd	355
34,400	e	Toshiba Plant Systems & Services Corp	544
16,700		Totetsu Kogyo Co Ltd	511
52,500		Toto Ltd	2,012
84,200		Toyo Construction Co Ltd	332
97,000	e	Toyo Engineering Corp	240
6,200	e	Toyo Tanso Co Ltd	107
221,436		Toyota Tsusho Corp	6,658
38,893	*	TPI Composites, Inc	719
2,770,134		Trakya Cam Sanayi AS	3,048
90,493		TransDigm Group, Inc	24,331
1,124,928		Travis Perkins plc	21,325
412,351		Trelleborg AB (B Shares)	9,415
114,462		Trencor Ltd	324
87,593	*	Trex Co, Inc	5,927
89,044	*	Trimas Corp	1,857
128,296		Trinity Industries, Inc	3,596
97,744		Triton International Ltd	3,269
574,145		Triumph Group, Inc	18,143
61,300		Trusco Nakayama Corp	1,465
38,700	e	Tsubaki Nakashima Co Ltd	751
411,000		Tsubakimoto Chain Co	3,559
35,000		Tsugami Corp	252
17,100		Tsukishima Kikai Co Ltd	196
10,900		Tsurumi Manufacturing Co Ltd	181
1,824,749		Turk Sise ve Cam Fabrikalari AS	2,386
9,256		Turk Traktor ve Ziraat Makineleri AS	208
119,170	*	Tutor Perini Corp	3,426
17,082	*	Twin Disc, Inc	276
445,700		UEM Edgenta BHD	274
47,015		Ultra Electronics Holdings	1,256
5,200	e	Union Tool Co	146
459,100		Unique Engineering & Construction PCL	248
325,300	e	United Engineers Ltd	647
1,703,000		United Integrated Services Co Ltd	3,928
216,087	*	United Rentals, Inc	24,355
753,740		United Technologies Corp	92,039
279,594	*	Univar, Inc	8,164
149,271		Universal Forest Products, Inc	13,033
39,337		Uponor Oyj	715
1,329,423	*,e	USG Corp	38,580
415,600		Ushio, Inc	5,246
326,196		Valmet Corp	6,338
59,396		Valmont Industries, Inc	8,886
225,100		Vanachai Group PCL	81
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,015		VAT Group AG.	$1,494
185,586	*	Vectrus, Inc	5,998
29,840	*	Veritiv Corp	1,343
221,371		Vestas Wind Systems AS	20,447
219,018		Vesuvius plc	1,513
81,357		V-Guard Industries Ltd	217
35,024	*	Vicor Corp	627
1,006,342		Vinci S.A.	85,842
1,702,000	*,e	Vision Fame International Holding Ltd	183
68,466		Voltas Ltd	484
35,995		Voltronic Power Technology Corp	592
1,190,049		Volvo AB (B Shares)	20,295
7,531	*	Vossloh AG.	484
53,058		W.W. Grainger, Inc	9,579
117,448	e	Wabash National Corp	2,582
261,469	*	WABCO Holdings, Inc	33,340
114,130	e	Wabtec Corp	10,443
20,131		Wacker Construction Equipment AG.	489
39,761		Wajax Income Fund	694
24,800		Wakita & Co Ltd	288
11,188,000		Walsin Lihwa Corp	4,932
2,223		Walter Meier AG.	100
90,659		Wartsila Oyj (B Shares)	5,361
66,088		Watsco, Inc	10,191
55,682		Watts Water Technologies, Inc (Class A)	3,519
1,780,336		WCT Berhad	854
525,918		Weg S.A.	2,810
8,222,284		Weichai Power Co Ltd	7,185
873,394		Weir Group plc	19,712
1,247,228	*	Welbilt, Inc	23,510
4,136,000		Welling Holding Ltd	943
108,530	*	Wesco Aircraft Holdings, Inc	1,178
42,394	*	WESCO International, Inc	2,429
7,133	*	Willis Lease Finance Corp	191
38,965		Wilson Bayly Holmes-Ovcon Ltd	417
410,309		Wolseley plc	25,184
106,581		Woodward Governor Co	7,203
149,066	e	WSP Global, Inc	6,185
86,112		Xxentria Technology Materials Corp	200
183,277		Xylem, Inc	10,159
26,800		Yahagi Construction Co Ltd	219
25,500		YAMABIKO Corp	276
41,700		Yamazen Corp	424
8,410,918		Yangzijiang Shipbuilding	7,268
240,000	*	Yat Sing Holdings Ltd	107
23,149		Yazicilar Holding AS	150
83,085	e	YIT Oyj	695
93,000		Yokogawa Bridge Holdings Corp	1,289
35,000		Yuasa Trading Co Ltd	1,064
802,000		Yungtay Engineering Co Ltd	1,366
151,000		Yurtec Corp	1,032
4,900	e	Yushin Precision Equipment Co Ltd	121
138,456		Zardoya Otis S.A.	1,434
6,511		Zehnder Group AG.	237
164,400		Zhengzhou Coal Mining Machinery Group Co Ltd	84
555,241		Zhuzhou CSR Times Electric Co Ltd	2,723
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
134,755		Zodiac S.A.	$3,661
19,898		Zumtobel AG.	370
		TOTAL CAPITAL GOODS	9,691,438

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
45,800	*,e	51job, Inc (ADR)	2,049
126,031		ABM Industries, Inc	5,233
275,414	*	Acacia Research (Acacia Technologies)	1,129
286,809	*	ACCO Brands Corp	3,341
470,337		Adecco S.A.	35,831
230,214	*	Advanced Disposal Services, Inc	5,233
79,849	*	Advisory Board Co	4,112
13,800		Aeon Delight Co Ltd	447
118,115		AF AB	2,444
172,583	e	Aggreko plc	2,067
632,727		ALS Ltd	3,622
10,916		Amadeus Fire AG	959
124,827		American Banknote S.A.	558
86,950		Applus Services S.A.	1,097
32,223	*,e	Aqua Metals, Inc	404
177,061	*	ARC Document Solutions, Inc	737
15,402		Assystem	545
274,430		Atkins WS plc	7,438
250,761		Babcock International Group	2,876
14,052		Barrett Business Services, Inc	805
376,000	*	Beijing Development HK Ltd	58
25,500		Bell System24 Holdings, Inc	262
11,100		Benefit One, Inc	444
4,048	e	Bertrandt AG.	406
12,578		BG Staffing, Inc	219
280,640	*	Biffa plc	808
131,272	e	Bilfinger Berger AG.	5,153
310,529		Blue Label Telecoms Ltd	355
152,477		Brady Corp (Class A)	5,169
1,722,951		Brambles Ltd	12,884
156,459		Bravida Holding AB	1,143
134,763		Brink’s Co	9,029
14,354	e	Brunel International NV	200
230,167		Bureau Veritas S.A.	5,095
64,394		Cabcharge Australia Ltd	125
87,873		Cape plc	215
592,505		Capita Group plc	5,339
4,062,000	*,e	Capital Environment Holdings Ltd	128
250,068	*	Casella Waste Systems, Inc (Class A)	4,104
62,591	e	Caverion Corp	501
382,951	*	CBIZ, Inc	5,744
212,975		Ceco Environmental Corp	1,955
19,479		Cewe Color Holding AG.	1,644
2,445,951		China Everbright International Ltd	3,051
532,000	e	China Greenland Broad Greenstate Group Co Ltd	125
179,008		Cintas Corp	22,562
132,458	*	Clean Harbors, Inc	7,395
57,000		Cleanaway Co Ltd	340
2,599,404		Cleanaway Waste Management Ltd	2,747
38,998	*,e	Cogint, Inc	197
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,117		Compx International, Inc	$48
999,728	*	Copart, Inc	31,781
299,094	e	Covanta Holding Corp	3,948
42,200		CRA International, Inc	1,533
163,611		Dai Nippon Printing Co Ltd	1,823
25,700		Daiseki Co Ltd	572
115,282		Davis Service Group plc	1,848
105,878		De La Rue plc	921
96,181		Deluxe Corp	6,658
52,501		Derichebourg	444
1,925,085		Downer EDI Ltd	9,483
97,859		Dun & Bradstreet Corp	10,583
120,798		Duskin Co Ltd	3,110
360,271	*,m	Dyax Corp	400
1,030,000	e	Dynagreen Environmental Protection Group Co Ltd	536
1,352,274	e	Edenred	35,274
40,001		Elanders AB	542
78,655	e	Elis S.A.	1,802
63,044	*,e	Eltel AB (BTA)	219
15,600		en-japan, Inc	406
67,369		Ennis, Inc	1,287
97,077		Essendant, Inc	1,440
1,358,165		Experian Group Ltd	27,873
50,643		Exponent, Inc	2,952
11,287	e	Fila S.p.A	236
20,692	*	Franklin Covey Co	399
81,998	*	FTI Consulting, Inc	2,867
16,400		Funai Soken Holdings, Inc	418
15,463,000	*,m	Fung Choi Media Group Ltd	112
19,800		GL Events	559
24,470	*	GP Strategies Corp	646
458,000		Greentown Service Group Co Ltd	251
2,893,716		Group 4 Securicor plc	12,307
6,433		Groupe CRIT	599
25,019		Gunnebo AB	138
6,132,422		Hays plc	13,259
140,683		Healthcare Services Group	6,588
61,517		Heidrick & Struggles International, Inc	1,338
42,668	*	Heritage-Crystal Clean, Inc	678
118,168		Herman Miller, Inc	3,592
65,460	*	Hill International, Inc	340
87,509		HNI Corp	3,489
474,396		HomeServe plc	4,544
72,305	*,e	Hudson Technologies, Inc	611
66,181	*	Huron Consulting Group, Inc	2,859
53,267	*	ICF International, Inc	2,509
870,616	*	IHS Markit Ltd	38,342
3,032	*	Indiabulls Wholesale Service	2
88,478	*	Innerworkings, Inc	1,026
149,151		Insperity, Inc	10,590
310,553		Interface, Inc	6,102
93,674		Interserve plc	282
205,730		Intertek Group plc	11,302
35,937	e,g	Intertrust NV	729
232,916	*,e	Intrum Justitia AB	7,910
70,458		IPH Ltd	260
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
253,175		ISS A.S.	$9,945
26,503	e	ITAB Shop Concept AB	236
106,300		Itoki Corp	912
1,181,986		IWG plc	4,983
10,400		JAC Recruitment Co Ltd	157
2,102		Kaba Holding AG.	1,829
424,755		KAR Auction Services, Inc	17,827
30,000		KD Holding Corp	175
58,931		Kelly Services, Inc (Class A)	1,323
23,383		KEPCO Plant Service & Engineering Co Ltd	903
178,806		Kforce, Inc	3,505
297,373		Kimball International, Inc (Class B)	4,963
93,983		Knoll, Inc	1,884
239,300		Kokuyo Co Ltd	3,269
101,338		Korn/Ferry International	3,499
165,000		Kyodo Printing Co Ltd	562
24,100	*,e	Link And Motivation, Inc	173
162,476		Loomis AB	5,824
66,206		LSC Communications, Inc	1,417
355,756		Manpower, Inc	39,720
24,962		Matsuda Sangyo Co Ltd	330
62,404		Matthews International Corp (Class A)	3,822
49,651		McGrath RentCorp	1,719
88,749		McMillan Shakespeare Ltd	914
230,631	*,m	Media General, Inc	113
36,900		Meitec Corp	1,574
1,194,986		Michael Page International plc	7,417
70,903	*	Mistras Group, Inc	1,558
240,337	e	Mitie Group	866
25,544		Mitsubishi Pencil Co Ltd	721
104,637		Mobile Mini, Inc	3,123
49,875		Morneau Sobeco Income Fund	802
28,400		Moshi Moshi Hotline, Inc	309
144,388		MSA Safety, Inc	11,720
26,613		Multi-Color Corp	2,172
136,639	*	Navigant Consulting, Inc	2,700
504,621		Nielsen NV	19,509
127,000		Nihon M&A Center, Inc	4,649
11,600		Nippon Kanzai Co Ltd	206
125,200	e	Nippon Parking Development Co Ltd	182
34,449	*	NL Industries, Inc	243
77,400		Nomura Co Ltd	1,768
146,800		Okamura Corp	1,396
214,851	*	On Assignment, Inc	11,634
31,523	e	Outsourcing, Inc	1,539
39,120		Oyo Corp	550
81,800		Park24 Co Ltd	2,082
21,510	*	Pendrell Corp	156
25,000		Pilot Corp	1,065
457,976		Pitney Bowes, Inc	6,915
32,800		Prestige International, Inc	354
175,285		Programmed Maintenance Services Ltd	251
568,948		Prosegur Cia de Seguridad S.A.	3,700
159,357		Quad Graphics, Inc	3,652
316,912		Randstad Holdings NV	18,476
314,000	*,e	Realord Group Holdings Ltd	176
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,761,777		Recruit Holdings Co Ltd	$30,320
2,716,574		Rentokil Initial plc	9,667
648,461		Republic Services, Inc	41,326
56,661		Resources Connection, Inc	776
78,310		Restore plc	464
85,449		Ritchie Bros Auctioneers, Inc	2,455
391,000	e	Riverstone Holdings Ltd	285
395,894		Robert Half International, Inc	18,975
208,647		Rollins, Inc	8,494
159,173		RPS Group plc	543
382,441	*	RPX Corp	5,335
379,155		RR Donnelley & Sons Co	4,755
20,177		S1 Corp (Korea)	1,711
18,752		Sato Corp	471
187,054		Secom Co Ltd	14,232
245,643		Securitas AB (B Shares)	4,143
485,066		Seek Ltd	6,304
734,627	*	Serco Group plc	1,099
261,751		SG Fleet Group Ltd	765
5,233		SGS S.A.	12,688
100,500	*,m	Shanghai Youngsun Investment C	156
274,100	*,m	Shanghai Zhongyida Co Ltd	122
757,250		Shanks Group plc	816
159,225		Shenzhen Dongjiang Environmental Co Ltd	253
54,397		SmartGroup Corp Ltd	300
34,434		Societe BIC S.A.	4,089
49,800		Sohgo Security Services Co Ltd	2,248
89,430	*	SP Plus Corp	2,732
65,415		SPIE S.A.	1,965
52,783		Sporton International, Inc	267
2,451,991		Spotless Group Holdings Ltd	2,166
13,879		Staffline Group plc	239
76,278	e	Stantec, Inc	1,920
168,599		Steelcase, Inc (Class A)	2,360
242,809	*	Stericycle, Inc	18,531
36,000		Sunny Friend Environmental Technology Co Ltd	186
8,309		Synergie S.A	409
218,660		Taiwan Secom Co Ltd	659
106,020		Taiwan-Sogo Shinkong Security Corp	138
90,000	e	Takeei Corp	869
22,100		Tanseisha Co Ltd	236
56,933	*	Team, Inc	1,335
22,900		TechnoPro Holdings, Inc	922
57,405	*	Teleperformance	7,361
182,588		Temp Holdings Co Ltd	3,431
208,027		Tetra Tech, Inc	9,517
248,000		Tianjin Capital Environmental Protection Group Co Ltd	164
34,200		Toppan Forms Co Ltd	354
410,669		Toppan Printing Co Ltd	4,516
22,000	e	Tosho Printing Co Ltd	100
111,938	m	Towers Watson & Co	16,283
131,614	e	Tox Free Solutions Ltd	243
271,687	e	Transcontinental, Inc	5,384
294,997	*	TransUnion	12,776
337,075	*	TriNet Group, Inc	11,036
293,017	*	TrueBlue, Inc	7,765
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
30,208		Unifirst Corp	$4,250
42,874		US Ecology, Inc	2,165
312,011	*	Verisk Analytics, Inc	26,324
39,592		Viad Corp	1,871
17,617		VSE Corp	792
100,366	*	WageWorks, Inc	6,745
18		Waste Connections, Inc	1
1,633,098		Waste Management, Inc	119,788
152,101		West Corp	3,547
14,841	*	Willdan Group, Inc	453
301,709		Wolters Kluwer NV	12,760
26,800	e	Yumeshin Holdings Co Ltd	178
31,400	*,e	Zhaopin Ltd (ADR)	582
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,146,272

CONSUMER DURABLES & APPAREL - 2.0%
499,000		361 Degrees International Ltd	183
41,248	*	Accell Group NV	1,351
45,351	e	Acushnet Holdings Corp	900
235,049		Adidas-Salomon AG.	45,070
33,654		Aksa Akrilik Kimya Sanayii	128
312,900		Alpargatas S.A.	1,295
30,400		Alpine Electronics, Inc	456
471,440		Amer Sports Oyj (A Shares)	11,792
110,748	*,e	American Outdoor Brands Corp	2,454
361,157		AmTRAN Technology Co Ltd	249
1,163,235		Anta Sports Products Ltd	3,843
212,409		Arcelik AS	1,573
33,800		Arezzo Industria e Comercio S.A.	334
35,682	*	Aritzia, Inc	413
95,916		Arvind Ltd	533
111,738		Asics Corp	2,077
19,748		Bajaj Electricals Ltd	100
28,519	*	Bang & Olufsen AS (B Shares)	477
1,745,802		Barratt Developments plc	12,822
20,028		Bassett Furniture Industries, Inc	760
78,000		Basso Industry Corp	218
23,586		Bata India Ltd	196
371,449	*	Beazer Homes USA, Inc	5,096
10,649,293		Belle International Holdings Ltd	8,394
367,057		Bellway plc	14,244
66,997		Beneteau S.A.	1,159
217,215		Berkeley Group Holdings plc	9,134
622,000		Best Pacific International Holdings Ltd	557
40,288	*	Black Diamond, Inc	268
122,919	*	Bonava AB	2,102
992,000		Bosideng International Holdings Ltd	85
89,758		Bovis Homes Group plc	1,117
242,617		Breville Group Ltd	1,948
75,059		BRP, Inc	2,199
66,767		Brunello Cucinelli S.p.A	1,754
55,621		Brunswick Corp	3,489
179,918		Burberry Group plc	3,893
1,805,000	*	C.banner International Holdings Ltd	740
6,453,512	*	Cairn Homes plc	11,093
155,930		CalAtlantic Group, Inc	5,512
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,129,791		Callaway Golf Co	$14,439
136,309		Carter’s, Inc	12,125
165,815		Casio Computer Co Ltd	2,556
41,207	*	Cavco Industries, Inc	5,342
25,878		CCC S.A.	1,570
34,044	*	Century Communities, Inc	844
14,214		Chargeurs S.A.	391
3,185,400		China Dongxiang Group Co	567
953,000		China Lilang Ltd	634
1,131,000	*,m	China Longevity Group Co Ltd	1
12,800		Chofu Seisakusho Co Ltd	306
67,625	e	Christian Dior S.A.	19,336
850,107		Cie Financiere Richemont S.A.	70,345
1,014,000	e	Citychamp Watch & Jewellery Group Ltd	220
93,000		Clarion Co Ltd	355
34,800		Cleanup Corp	268
1,026,798		Coach, Inc	48,609
57,436		Columbia Sportswear Co	3,335
1,321,500		Consorcio ARA, S.A. de C.V.	441
7,900		Corona Corp	80
424,000	e,g	Cosmo Lady China Holdings Co Ltd	172
185,651		Countryside Properties plc	825
883,137		Crest Nicholson Holdings plc	6,021
221,826	*	CROCS, Inc	1,710
440,907	*	Crompton Greaves Consumer Electricals Ltd	1,544
23,160		CSS Industries, Inc	606
1,713		Cuckoo Electronics Co Ltd	217
21,001		Culp, Inc	683
3,592,600		Cyrela Brazil Realty S.A.	11,885
119,964	*	Deckers Outdoor Corp	8,189
53,542		De’Longhi S.p.A.	1,680
14,071	*,e	Delta Apparel, Inc	312
5,624		Delta-Galil Industries Ltd	166
31,090		Descente Ltd	421
427,240		DFS Furniture plc	1,144
450,000		Direcional Engenharia S.A.	700
19,413		Dorel Industries, Inc (Class B)	516
1,587,123		DR Horton, Inc	54,867
27,260		Duni AB	399
202,793		Eclat Textile Co Ltd	2,467
947,531		Electrolux AB (Series B)	31,071
21,582		Escalade, Inc	283
48,383		Ethan Allen Interiors, Inc	1,563
100,100		Even Construtora e Incorporadora S.A.	119
44,435		Ez Tec Empreendimentos e Participacoes S.A.	238
359,672		Feng TAY Enterprise Co Ltd	1,589
9,400	e	Fields Corp	101
7,140		Fila Korea Ltd	534
15,142		Flexsteel Industries, Inc	819
909		Forbo Holding AG.	1,495
1,888,852		Formosa Taffeta Co Ltd	1,896
204,777		Forus S.A.	708
83,028	*,e	Fossil Group, Inc	859
15,591		Foster Electric Co Ltd	270
45,900		France Bed Holdings Co Ltd	408
339,999	*,e,m	Fuguiniao Co Ltd	0	^
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
61,400		Fujibo Holdings Inc	$1,725
40,100		Fujitsu General Ltd	930
12,800	e	Funai Electric Co Ltd	103
216,740		Garmin Ltd	11,060
53,241	e	Geox S.p.A.	175
18,321	e	Gerry Weber International AG.	211
296,439		Giant Manufacturing Co Ltd	1,694
84,950	*	G-III Apparel Group Ltd	2,119
360,608		Gildan Activewear, Inc	11,081
13,948,000	*	Global Brands Group Holding Ltd	1,463
3,800		Goldwin, Inc	233
621,000	e	Goodbaby International Holding	257
212,828	*,e	GoPro, Inc	1,730
47,676	*	Green Brick Partners, Inc	546
5,500		Guararapes Confeccoes S.A.	157
61,040		GUD Holdings Ltd	606
1,022,000		Gunze Ltd	3,669
1,321,944		Haier Electronics Group Co Ltd	3,437
10,218		Handsome Co Ltd	292
969,874	e	Hanesbrands, Inc	22,462
96,137	e	Hansae Co Ltd	2,255
32,954		Hansae Yes24 Holdings Co Ltd	300
11,184		Hanssem Co Ltd	1,799
343,998		Hasbro, Inc	38,359
478,500		Haseko Corp	5,827
697,648		Hefei Meiling Co Ltd	412
199,500		Heiwa Corp	4,454
95,554	*	Helen of Troy Ltd	8,992
15,368,000	*,e	HengTen Networks Group Ltd	216
20,859		Hermes International	10,304
21,198		Himatsingka Seide Ltd	112
269,000		Hisense Kelon Electrical Holdings Co Ltd	458
5,039		Hitachi Home & Life Solutions India Ltd	156
19,548	*,e	HLB, Inc	256
62,123		Hooker Furniture Corp	2,556
504,000	e	Hosa International Ltd	157
994,593	*	Hovnanian Enterprises, Inc (Class A)	2,785
228,691	e	HS Industries Co Ltd	1,897
11,758	e	Hugo Boss AG.	824
338,690		Husqvarna AB (B Shares)	3,367
8,168		Hwaseung Enterprise Co Ltd	126
19,402		Hyundai Livart Furniture Co Ltd	404
5,264	e	IC Companys AS	113
99,320	*	Iconix Brand Group, Inc	686
281,025		Iida Group Holdings Co Ltd	4,691
988		Ilshin Spinning Co Ltd	103
37,911		Indo Count Industries Ltd	98
66,024	*	Installed Building Products Inc	3,496
117,842	*,e	iRobot Corp	9,915
37,700		Japan Wool Textile Co Ltd	315
32,594	*,e	Jayjun Cosmetic Co Ltd	182
80,091	*	Jimmy Choo plc	217
132,499	*	Jinshan Development & Construction Co Ltd	127
350,716		JM AB	12,426
73,430		Johnson Health Tech Co Ltd	92
9,686		Johnson Outdoors, Inc	467
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
94,000		JVC KENWOOD Holdings, Inc	$281
284,452	*	Kate Spade & Co	5,259
9,605		Kaufman & Broad S.A.	428
166,216	e	KB Home	3,984
2,709,000		Kinpo Electronics	1,006
62,244		KMC Kuei Meng International In	303
504,900	*	Konka Group Co Ltd	184
14,936		KPR Mill Ltd	186
323,000		Kurabo Industries Ltd	745
6,014		Kyungbang Ltd	82
11,257		LA Opala RG Ltd	89
651,104		Lao Feng Xiang Co Ltd	2,617
344,057		La-Z-Boy, Inc	11,182
776		Lealea Enterprise Co Ltd	0	^
434,564		Leggett & Platt, Inc	22,828
21,119		Lennar Corp (B Shares)	950
455,134		Lennar Corp (Class A)	24,268
198,934		LG Electronics, Inc	13,956
55,362		LG Fashion Corp	1,451
34,342	*,e	LGI Homes, Inc	1,380
41,600		Li Cheng Enterprise Co Ltd	125
1,140,020	*	Li Ning Co Ltd	867
167,965	*	Li Peng Enterprise Co Ltd	46
135,413		Libbey, Inc	1,091
38,322		Lifetime Brands, Inc	696
1,456,000		Lisi Group Holdings Ltd	116
1,250		LPP S.A.	2,412
362,361	*	Lululemon Athletica, Inc	21,622
687,950		Luthai Textile Co Ltd	755
132,103		Luxottica Group S.p.A.	7,689
480,437		LVMH Moet Hennessy Louis Vuitton S.A.	120,136
156,805	*	M/I Homes, Inc	4,477
131,735		Makalot Industrial Co Ltd	636
43,935	*	Malibu Boats Inc	1,137
4,616,400		Man Wah Holdings Ltd	4,144
6,442	*,m	Mariella Burani S.p.A.	0
16,084		Marine Products Corp	251
20,100		Mars Engineering Corp	442
776,166		Matsushita Electric Industrial Co Ltd	10,575
4,722,092	n	Mattel, Inc	101,667
321,600		MC Group PCL	173
119,313		MCBC Holdings, Inc	2,333
343,281		McCarthy & Stone plc	736
81,362		MDC Holdings, Inc	2,875
211,084		Merida Industry Co Ltd	1,130
76,054	*	Meritage Homes Corp	3,209
599,917	*	Michael Kors Holdings Ltd	21,747
42,900		Misawa Homes Co Ltd	386
61,000		Mitsui Home Co Ltd	402
63,000		Mizuno Corp	359
386,587	*	Mohawk Industries, Inc	93,434
1,156,437		Moncler S.p.A	27,128
29,190		Movado Group, Inc	737
1,273,965		MRV Engenharia e Participacoes S.A.	5,199
8,021		Nacco Industries, Inc (Class A)	568
255,235		Namco Bandai Holdings, Inc	8,721
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
34,000		Nan Liu Enterprise Co Ltd	$172
60,965	*	Nautilus, Inc	1,167
39,649	*	New Home Co Inc	455
110,992		New Wave Group AB (B Shares)	749
1,340,318		Newell Rubbermaid, Inc	71,868
455,129		Nien Hsing Textile Co Ltd	362
155,000		Nien Made Enterprise Co Ltd	1,719
3,787,572		Nike, Inc (Class B)	223,467
57,924		Nikon Corp	928
76,086		Nobia AB	769
33,857	*	NVR, Inc	81,616
583,531		Onward Kashiyama Co Ltd	4,316
885,466		Oriental Weavers	882
991,859	g	OVS S.p.A	7,062
32,368		Oxford Industries, Inc	2,023
357,000	*,e,g	Ozner Water International Holding Ltd	74
663,778		Pacific Textile Holdings Ltd	766
7,924		Page Industries Ltd	2,052
65,000		PanaHome Corp	693
41,489		Pandora AS	3,872
402,000	*,m	Peace Mark Holdings Ltd	0
11,863		Pegas Nonwovens S.A.	476
56,891	*	Perry Ellis International, Inc	1,107
464,096		Persimmon plc	13,555
244,240	*	Peter England Fashions and Retail Ltd	654
401,106		Phillips-Van Heusen Corp	45,927
187,161		Photo-Me International PLC	403
20,656	*,m	PIK Group (GDR)	104
215,700	*	Pioneer Corp	433
81,048,570		Playmates Holdings Ltd	11,938
44,037	e	Polaris Industries, Inc	4,062
121,314		Pool Corp	14,263
6,528,341		Pou Chen Corp	9,028
11,669,300		Prada S.p.A	43,387
27,400		Pressance Corp	362
123,422,100		PT Sri Rejeki Isman Tbk	2,960
1,492,360		Pulte Homes, Inc	36,608
243,000	e	Q Technology Group Co Ltd	240
176,457		Rajesh Exports Ltd	1,882
141,631		Ralph Lauren Corp	10,452
68,954		Raymond Ltd	772
1,534,642		Redrow plc	10,933
283,000	e,g	Regina Miracle International Holdings Ltd	245
25,397		Rinnai Corp	2,373
490,956		Ruentex Industries Ltd	732
21,723	*,e	Safilo Group S.p.A.	161
62,874	e	Salvatore Ferragamo Italia S.p.A	1,679
667,000		Sampo Corp	386
38,800		Sangetsu Co Ltd	675
70,221		Sankyo Co Ltd	2,385
17,031		SEB S.A.	3,057
137,717		Sega Sammy Holdings, Inc	1,857
105,000	e	Seiko Holdings Corp	430
919,730		Seiren Co Ltd	14,510
525,753		Sekisui Chemical Co Ltd	9,434
1,405,809		Sekisui House Ltd	24,846
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
78,339	*	Sequential Brands Group, Inc	$313
320,000		Shanghai Haixin Group Co	207
72,300		Shanghai Kai Kai Industrial Co Ltd	72
518,929	*,e	Sharp Corp	1,924
171,500	*	Shenzhen China Bicycle Co Holdings Ltd	72
614,124		Shenzhou International Group Holdings Ltd	4,038
24,945		Shimano, Inc	3,961
839,254		Sintex Industries Ltd	312
7,152		Sioen Industries NV	231
586,519	*	Skechers U.S.A., Inc (Class A)	17,302
1,396,867		Skyworth Digital Holdings Ltd	867
47,704	*	SodaStream International Ltd	2,553
6,111,115		Sony Corp	233,101
192,658		Sony Corp (ADR)	7,358
701,030	*,g	Spin Master Corp	20,921
10,842		SRF Ltd	258
6,900	e	SRI Sports Ltd	69
86,600		Starts Corp, Inc	2,063
4,393,998		Steinhoff International Holdings NV	22,515
894,982		Steinhoff International Holdings NV (GR)	4,570
242,540	*	Steven Madden Ltd	9,689
60,986	e	Sturm Ruger & Co, Inc	3,790
402,654		Sumitomo Forestry Co Ltd	6,343
16,376	e	Superior Uniform Group, Inc	366
14,966		Surteco SE	406
21,209		Swatch Group AG.	7,844
290,381		Swatch Group AG. (Registered)	21,213
13,072		Symphony Ltd	275
795,602		Tainan Spinning Co Ltd	341
181,600		Taiwan Paiho Ltd	683
10,900	e	Tamron Co Ltd	189
1,330,298	*	Tatung Co Ltd	575
403,835	*	Taylor Morrison Home Corp	9,696
4,678,145		Taylor Wimpey plc	10,743
222,000	*,e	TCL Multimedia Technology Holdings Ltd	104
155,119		Technogym S.p.A	1,194
1,031,000		Techtronic Industries Co	4,737
20,436		Ted Baker plc	636
51,769		Telford Homes plc	263
570,007	*,e	Tempur Sealy International, Inc	30,433
1,446,000		Texhong Textile Group Ltd	1,798
502,000		Texwinca Holdings Ltd	305
254,553		Thomson	1,109
78,866	g	Thule Group AB	1,481
442,531		Titan Industries Ltd	3,589
7,068	e	Tod’s S.p.A.	441
30,390		Token Corp	3,741
362,220		Toll Brothers, Inc	14,311
90,568	*	TomTom NV	867
58,068		Tomy Co Ltd	693
142,491	*	TopBuild Corp	7,562
52,000		Topkey Corp	182
68,000		Toung Loong Textile Manufacturing	212
310,825	*	TRI Pointe Homes, Inc	4,100
14,728		Trigano S.A.	1,755
231,386		TSI Holdings Co Ltd	1,668
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
169,703		Tsutsumi Jewelry Co Ltd	$3,239
2,170		TTK Prestige Ltd	222
225,927		Tupperware Corp	15,867
17,562	*	UCP, Inc (Class A)	192
342,206	*,e	Under Armour, Inc	6,899
374,417	*,e	Under Armour, Inc (Class A)	8,147
30,699	*	Unifi, Inc	946
826,000	*	Unitika Ltd	610
27,613	*	Universal Electronics, Inc	1,846
54,500	e	Universal Entertainment Corp	1,668
4,526		VAN DE Velde	242
25,324		Vardhman Textiles Ltd	447
63,256	*	Vera Bradley, Inc	619
70,879	*	Vestel Elektronik Sanayi	138
666,843		VF Corp	38,410
42,096	*	Victoria plc	277
67,197	*	Videocon Industries Ltd	22
112,725	*	Vista Outdoor, Inc	2,537
118,627		Wacoal Holdings Corp	1,606
377,500	m	Weiqiao Textile Co	135
552,995		Welspun India Ltd	707
12,839		Weyco Group, Inc	358
203,366		Whirlpool Corp	38,969
36,031	*	Whirlpool of India Ltd	634
47,326	*	William Lyon Homes, Inc	1,142
339,337		Wolverine World Wide, Inc	9,505
55,620		Woongjin Coway Co Ltd	5,055
181,731		Wuxi Little Swan Co Ltd	812
3,419,500	e	XTEP International Holdings	1,319
142,550		Yamaha Corp	4,935
47,000	e	Yondoshi Holdings, Inc	1,172
34,400	e	Yonex Co Ltd	311
15,971		Youngone Corp	476
8,297		Youngone Holdings Co Ltd	435
900,407		Yue Yuen Industrial Holdings	3,734
604,000	*,e	Yuxing InfoTech Investment Holdings Ltd	78
72,107	*	Zagg, Inc	624
141,764		Zeng Hsing Industrial Co Ltd	676
60,100		Zhonglu Co Ltd	70
29,900	e	Zojirushi Corp	341
		TOTAL CONSUMER DURABLES & APPAREL	2,509,134

CONSUMER SERVICES - 2.3%
15,400	*,e	500.com Ltd (ADR)	168
614,142		888 Holdings plc	2,042
406,770		AA plc	1,209
18,313	*	AcadeMedia AB	123
3,975,731		Accor S.A.	186,498
15,101,900		Accordia Golf Trust	7,843
122,778	*	Adtalem Global Education, Inc	4,659
702,021		Advtech Ltd	958
4,700		Aeon Fantasy Co Ltd	135
163,766	e	Ainsworth Game Technology Ltd	272
1,071,000		Ajisen China Holdings Ltd	433
1,228,302		Alsea SAB de C.V.	4,649
153,760	*	Amaya, Inc	2,748
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
98,000		Ambassador Hotel	$76
31,205	*	American Public Education, Inc	738
1,709,669		ARAMARK Holdings Corp	70,062
9,400	e	ARCLAND SERVICE Co Ltd	168
3,079,739	*	Arcos Dorados Holdings, Inc	22,944
320,399		Ardent Leisure Group	463
1,657,070		Aristocrat Leisure Ltd	28,729
46,986	*	Ascent Media Corp (Series A)	722
65,400	e	Atom Corp	448
321,591		Autogrill S.p.A.	3,898
19,833	*,e	Basic-Fit NV	355
2,022,885	*	Belmond Ltd.	26,904
172,625		Benesse Holdings Inc	6,526
738,300		Berjaya Sports Toto BHD	435
24,015		bet-at-home.com AG.	3,486
77,458	e	Betsson AB	671
83,087	*,e,m	Betsson AB (Red Shares)	47
41,630	*	BJ’s Restaurants, Inc	1,551
2,728,000	*	Bloomberry Resorts Corp	500
425,675		Bloomin’ Brands, Inc	9,037
111,428		Bob Evans Farms, Inc	8,004
72,489	*	Bojangles’, Inc	1,178
184,749		Boyd Gaming Corp	4,584
150,053	*	Bridgepoint Education, Inc	2,215
111,058	*	Bright Horizons Family Solutions	8,575
324,823	e	Brinker International, Inc	12,376
5,500	e	BRONCO BILLY Co Ltd	129
90,474	*	Buffalo Wild Wings, Inc	11,463
96,442	*	Caesars Acquisition Co	1,837
283,125	*,e	Caesars Entertainment Corp	3,398
610,000		Cafe de Coral Holdings Ltd	1,976
34,722	*	Cambium Learning Group, Inc	176
54,551		Capella Education Co	4,670
85,513		Cara Operations Ltd	1,554
308,907	*	Career Education Corp	2,966
1,865,449		Carnival Corp	122,317
242,349		Carnival plc	16,025
30,104		Carriage Services, Inc	812
166,350	*	Carrols Restaurant Group, Inc	2,038
43,574	*	Century Casinos, Inc	321
88,945		Cheesecake Factory	4,474
165,565	*,e	Chegg, Inc	2,035
43,420	*	Cherry AB	309
5,520,000	*,e	China LotSynergy Holdings Ltd	97
2,160,000	e	China Maple Leaf Educational Systems Ltd	1,765
1,792,000	e	China Travel International Inv HK	516
626,000		China Yuhua Education Corp Ltd	216
97,781	*	Chipotle Mexican Grill, Inc (Class A)	40,687
32,093		Choice Hotels International, Inc	2,062
26,810		Churchill Downs, Inc	4,914
32,185	*	Chuy’s Holdings, Inc	753
20,930		Cie des Alpes	701
52,696		City Lodge Hotels Ltd	564
251,853		ClubCorp Holdings, Inc	3,299
808,564	*,e	Codere S.A.	406
16,881		Collectors Universe	420
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
40,200	e	Colowide Co Ltd	$685
1,078,247	*	Compass Group plc	22,759
157,149	e	Corporate Travel Management Lt	2,771
105,613		Cox & Kings India Ltd	452
37,882	e	Cracker Barrel Old Country Store, Inc	6,336
28,900		Create Restaurants Holdings, Inc	261
427,711		Crown Resorts Ltd	4,037
96,342	*,e	Curro Holdings Ltd	326
396,600		CVC Brasil Operadora e Agencia de Viagens S.A.	3,878
103,988		Daekyo Co Ltd	741
120,000		Dahan Development Corp	254
5,500		Daisyo Corp	88
131,412	*	Dalata Hotel Group plc	723
250,560		Darden Restaurants, Inc	22,661
115,013	*	Dave & Buster’s Entertainment, Inc	7,650
89,904	*	Del Frisco’s Restaurant Group, Inc	1,447
65,225	*	Del Taco Restaurants, Inc	897
49,633		Delta Corp Ltd	119
308,697	*	Denny’s Corp	3,633
34,216		Dignity plc	1,108
54,057	e	DineEquity, Inc	2,381
4,578	e	DO & CO AG.	323
113,089	e	Domino’s Pizza Enterprises Ltd	4,525
1,093,069		Domino’s Pizza Group plc	4,184
30,003		Domino’s Pizza, Inc	6,347
5,640,654	e	Donaco International Ltd	2,515
22,400		Doutor Nichires Holdings Co Ltd	476
122,791	*	Drive Shack, Inc	387
3,087,716	*	Dubai Parks & Resorts PJSC	634
244,361	e	Dunkin Brands Group, Inc	13,469
1,734,800		Dynam Japan Holdings Co Ltd	3,057
127,910		EIH Ltd	269
40,309	*,e	El Pollo Loco Holdings, Inc	558
91,275	*	Eldorado Resorts, Inc	1,826
338,324	g	Elior Participations S.C.A	9,833
4,168	*	Emerson Pacific, Inc	116
1,095,000		Emperor Entertainment Hotel Ltd	265
7,347	*,e	Empire Resorts, Inc	176
248,051		EnerCare, Inc	3,772
792,413	*	Enterprise Inns plc	1,326
1,281,100		Erawan Group PCL	200
192,800		Estacio Participacoes S.A.	851
14,159	g	Evolution Gaming Group AB	742
1,469,492		Extended Stay America, Inc	28,449
45,000		Fairwood Holdings Ltd	189
142,152		Famous Brands Ltd	1,367
51,348	*	Fiesta Restaurant Group, Inc	1,060
54,626	e	Flight Centre Travel Group Ltd	1,608
517,568	*,e	Fogo De Chao, Inc	7,194
47,990		Formosa International Hotels Corp	261
667,000	e	Fu Shou Yuan International Group Ltd	402
31,000	e	Fuji Kyuko Co Ltd	336
4,700	e	Fujita Kanko, Inc	154
308,942		G8 Education Ltd	857
26,500		GAEC Educacao S.A.	131
1,874,155		Galaxy Entertainment Group Ltd	11,375
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
6,472,592		Genting BHD	$14,188
4,769,993		Genting Singapore plc	3,758
272,783		Gold Reef Resorts Ltd	467
20,568		Golden Entertainment, Inc	426
47,300		Gourmet Master Co Ltd	510
3,862		Graham Holdings Co	2,316
95,619	*	Grand Canyon Education, Inc	7,497
22,686		Grand Korea Leisure Co Ltd	444
121,309	*	Great Canadian Gaming Corp	2,234
206,538		Greene King plc	1,813
218,029		Greggs plc	3,067
218,039		GVC Holdings plc	2,149
997,512		H&R Block, Inc	30,833
40,017	*,e	Habit Restaurants, Inc	632
854,000	*,g	Haichang Holdings Ltd	180
6,634		Hana Tour Service, Inc	531
11,580		Hiday Hidaka Corp	288
195,434	*	Hilton Grand Vacations, Inc	7,047
335,865		Hilton Worldwide Holdings, Inc	20,773
33,200	e	Hiramatsu Inc	196
27,500	e	HIS Co Ltd	829
736,100	*,e	Hoteles City Express SAB de C.V.	947
336,784	*	Houghton Mifflin Harcourt Co	4,142
182,675		Huangshan Tourism Development Co Ltd	292
40,638	*	Hyatt Hotels Corp	2,284
8,800	e	Ichibanya Co Ltd	301
90,726		IDP Education Ltd	355
566,905		ILG, Inc	15,584
461,654		Indian Hotels Co Ltd	955
100,564		InterContinental Hotels Group plc	5,585
240,197		International Game Technology plc	4,396
116,446		International Speedway Corp (Class A)	4,373
80,530	*	Intrawest Resorts Holdings Inc	1,912
85,145		Invocare Ltd	962
27,281	*	J Alexander’s Holdings, Inc	334
171,506		Jack in the Box, Inc	16,893
36,738	*,e	Jackpotjoy plc	325
474,557		Jollibee Foods Corp	1,917
21,573		Jubilant Foodworks Ltd	316
135,962	*	K12, Inc	2,436
16,483	*,e	Kambi Group plc	190
121,598		Kangwon Land, Inc	3,705
16,300	e	Kappa Create Co Ltd	185
13,600		Kisoji Co Ltd	332
217,000	*	KNT-CT Holdings Co Ltd	335
27,900	e	KOMEDA Holdings Co Ltd	445
14,300		Koshidaka Holdings Co Ltd	358
2,698,645		Kroton Educacional S.A.	12,113
8,700		Kura Corp	400
21,100		Kyoritsu Maintenance Co Ltd	615
426,291	*	La Quinta Holdings, Inc	6,296
638,455		Ladbrokes plc	952
1,371,839		Las Vegas Sands Corp	87,647
70,251	*,e	Laureate Education, Inc	1,232
224,417		LeoVegas AB	1,652
170,000		Li Bao GE Group Ltd	179
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,561		Liberty Tax, Inc	$163
38,711	*	Lindblad Expeditions Holdings, Inc	406
1,365,000	*,e	Macau Legend Development Ltd	248
20,382		Mahindra Holidays & Resorts India Ltd	184
236,555	e	Mantra Group Ltd	554
97,024		Marcus Corp	2,930
753,199		Marriott International, Inc (Class A)	75,553
43,462		Marriott Vacations Worldwide Corp	5,118
414,080		Marston’s plc	658
6,300		Matsuya Foods Co Ltd	236
1,200,000		Max’s Group, Inc	450
2,332,858		McDonald’s Corp	357,300
51,953	e	McDonald’s Holdings Co Japan Ltd	1,993
15,700		Meiko Network Japan Co Ltd	209
2,534,694		Melco Crown Entertainment Ltd (ADR)	56,904
2,594,884		Melco International Development	6,942
33,178,400	*	Melco Resorts And Entertainment Philippines Corp	5,749
76,591		Melia Hotels International S.A.	1,147
1,286,414	g	Merlin Entertainments plc	8,053
866,607	e	MGM China Holdings Ltd	1,927
3,933,949		MGM Resorts International	123,093
232,500		Minor International PCL	275
1		Minor International PCL (ADR)	0	^
1,970,708		Minor International PCL (Foreign)	2,333
148,103		Mitchells & Butlers plc	445
12,449		Modetour Network, Inc	344
45,765	*	Monarch Casino & Resort, Inc	1,384
17,500		MOS Food Services, Inc	538
29,171		MTY Food Group, Inc	1,043
9,179	*	Nathan’s Famous, Inc	578
159,004		Navitas Ltd	593
72,046	*	NET Holding AS	60
200,498		New Oriental Education & Technology Group (ADR)	14,133
139,791	*	NH Hoteles S.A.	843
23,024	*,e	Noodles & Co	90
66,376	*	Nord Anglia Education, Inc	2,162
137,607	*,n	Norwegian Cruise Line Holdings Ltd	7,471
8,600		Ohsho Food Service Corp	328
513,696		OPAP S.A.	5,809
120,000		Oriental Land Co Ltd	8,133
347,400	e	Overseas Union Enterprise Ltd	495
15,757		Paddy Power plc	1,682
56,476		Pandox AB	1,009
25,830	*	Panera Bread Co (Class A)	8,127
108,775		Papa John’s International, Inc	7,806
32,955	e	Paradise Co Ltd	413
1,000,000	*	Parques Reunidos Servicios Centrales SAU	18,777
518,916	*	Penn National Gaming, Inc	11,105
3,489	*,e	Pierre & Vacances	196
267,160	*	Pinnacle Entertainment, Inc	5,279
165,867	e	Planet Fitness, Inc	3,871
74,200		Plenus Co Ltd	1,567
45,473	*	Potbelly Corp	523
6,053,000		Premium Leisure Corp	186
95,300		Prestariang BHD	46
190,622		Rank Group plc	589
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,185	e	RCI Hospitality Holdings, Inc	$410
35,695	*	Red Lion Hotels Corp	262
34,405	*	Red Robin Gourmet Burgers, Inc	2,245
1,004,347		Red Rock Resorts, Inc	23,652
166,301	*	Regis Corp	1,708
3,044,329		Resorts World BHD	3,900
67,200		Resorttrust, Inc	1,240
1,118,609	e	Restaurant Brands International, Inc	69,958
261,235		Restaurant Brands International, Inc (Toronto)	16,345
145,896		Restaurant Group plc	622
94,268	e	Retail Food Group Ltd	341
37,961		Rezidor Hotel Group AB	141
14,100	e	Ringer Hut Co Ltd	305
47,600		Round One Corp	451
212,135		Royal Caribbean Cruises Ltd	23,172
19,400	e	Royal Holdings Co Ltd	444
125,261	*	Ruby Tuesday, Inc	252
211,617		Ruth’s Chris Steak House, Inc	4,603
47,100		Saizeriya Co Ltd	1,371
2,100,495		Sands China Ltd	9,615
561,580	g	Scandic Hotels Group AB	7,299
105,218	*	Scientific Games Corp (Class A)	2,746
133,970	e	SeaWorld Entertainment, Inc	2,180
239,200	g	Ser Educacional S.A.	1,769
403,352		Service Corp International	13,492
449,182	*	ServiceMaster Global Holdings, Inc	17,603
43,200	*,e	Shake Shack, Inc	1,507
3,636,000	e	Shanghai Jinjiang International Hotels Group Co Ltd	1,136
52,049		Shanghai Jinjiang International Travel Co Ltd	151
984,120		Shangri-La Asia Ltd	1,669
1,406		Shinsegae Food Co Ltd	193
116,843		Six Flags Entertainment Corp	6,965
1,791,148		SJM Holdings Ltd	1,887
42,453		SkiStar AB (Series B)	985
441,454		Sky City Entertainment Group Ltd	1,320
83,900	e	Skylark Co Ltd	1,205
34,543		Sodexho Alliance S.A.	4,464
126,287		Sonic Corp	3,345
75,803	*	Sotheby’s (Class A)	4,068
42,219		Speedway Motorsports, Inc	771
818,865		SSP Group plc	5,075
10,100		St Marc Holdings Co Ltd	309
523,413		Star Entertainment Grp Ltd	2,032
4,368,571		Starbucks Corp	254,731
2,026	*	Steak N Shake Co	810
20,795		Strayer Education, Inc	1,939
46,700	e	Studio Alice Co Ltd	953
80,683		Sun International Ltd	340
609,608		Tabcorp Holdings Ltd	2,047
46,921		TAL Education Group (ADR)	5,739
62,200	e	Tarena International, Inc (ADR)	1,114
965,343		Tattersall’s Ltd	3,101
60,907	*,e	Telepizza Group S.A.	351
131,870		Texas Roadhouse, Inc (Class A)	6,719
973,595		Thomas Cook Group plc	1,141
70,236		Thomas Cook India Ltd	269
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
58,600		Tokyo Dome Corp	$531
10,800		Tokyotokeiba Co Ltd	275
17,900		Toridoll.corp	461
5,600		Tosho Co Ltd	266
437,523		TUI AG. (DI)	6,378
17,700	*,e	Tuniu Corp (ADR)	142
669,356		Unibet Group plc (ADR)	7,572
60,804		Vail Resorts, Inc	12,333
13,200		Watami Co Ltd	158
54,939	*,e	Weight Watchers International, Inc	1,836
606,347		Wendy’s	9,404
137,050	e	Wetherspoon (J.D.) plc	1,741
41,992		Whitbread plc	2,170
715,212		William Hill plc	2,368
524,879	e	Wingstop, Inc	16,219
582,000		Wisdom Education International Holdings Co Ltd	202
44,220		Wowprime Corp	268
512,812		Wyndham Worldwide Corp	51,491
1,099,571	e	Wynn Macau Ltd	2,568
488,747		Wynn Resorts Ltd	65,551
98,000		Yomiuri Land Co Ltd	465
8,233		Yong Pyong Resort Co Ltd	87
43,600		Yoshinoya D&C Co Ltd	727
1,947,131	*	Yum China Holdings, Inc	76,775
515,290		Yum! Brands, Inc	38,008
23,051		Zeal Network SE	697
172,600		Zensho Co Ltd	3,133
720,432	*,e	Zoe’s Kitchen, Inc	8,580
		TOTAL CONSUMER SERVICES	2,723,811

DIVERSIFIED FINANCIALS - 3.5%
1,349,644		3i Group plc	15,869
74,873		ABC Arbitrage	552
1,065,247		Aberdeen Asset Management plc	4,194
15,631		Ackermans & Van Haaren	2,610
4,914,550	*	Acom Co Ltd	22,495
101,400		Aeon Credit Service M BHD	452
56,548		AEON Financial Service Co Ltd	1,200
101,209		Affiliated Managers Group, Inc	16,787
54,262		AG Mortgage Investment Trust	993
127,104		AGF Management Ltd	661
849,013		AGNC Investment Corp	18,076
8,486,900	*,e	Aiful Corp	31,038
40		AIRA Capital Co Ltd	0	^
84,757		Aker ASA (A Shares)	2,783
1,905,399		Al Waha Capital PJSC	892
24,722	e	Alaris Royalty Corp	439
1,135,636		Alexander Forbes Group Holdings Ltd	603
153,778	*,e	Allied Minds plc	334
1,144,083		Ally Financial, Inc	23,911
77,171		Altamir Amboise	1,437
1,019,696		Amanat Holdings PJSC	317
2,062,324		American Express Co	173,730
998,688		Ameriprise Financial, Inc	127,123
3,489,070		AMP Ltd	13,922
696,614	g	Amundi S.A.	50,474
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,982,567	g	Anima Holding S.p.A	$14,213
2,151,444		Annaly Capital Management, Inc	25,925
185,635		Anworth Mortgage Asset Corp	1,116
432,836	e	Apollo Commercial Real Estate Finance, Inc	8,029
120,296		Ares Commercial Real Estate Corp	1,575
45,350	e	Arlington Asset Investment Corp (Class A)	620
72,429		ARMOUR Residential REIT, Inc	1,811
111,956		Arrow Global Group plc	591
150,898		Artisan Partners Asset Management, Inc	4,633
1,009,453		Ashmore Group plc	4,646
12,981	*,m	Asia Pacific Investment Partners Limited	64
9,813		Associated Capital Group, Inc	334
15,613	e	Aurelius AG.	839
380,098		Australian Stock Exchange Ltd	15,660
17,130		Avanza AB	748
331,571		Ayala Corp	5,589
2,215	*,m	Ayala Corp Preferred	0	^
89,843		Azimut Holding S.p.A.	1,807
26,551		B. Riley Financial, Inc	493
129,627	e	B2Holding ASA	253
174,948		Bajaj Finance Ltd	3,713
186,450		Banca Generali S.p.A	5,564
120,416		Banca IFIS S.p.A.	4,895
202,714		Banca Mediolanum S.p.A	1,683
3,344,432		Bank of New York Mellon Corp	170,633
579,941		BGC Partners, Inc (Class A)	7,330
46,369		BinckBank NV	234
205,800		BlackRock, Inc	86,932
498,973		Blackstone Group LP	16,641
132,212	e	Blackstone Mortgage Trust, Inc	4,178
2,144,153		BM&F Bovespa S.A.	12,782
1,011,300		Bolsa Mexicana de Valores S.A. de C.V.	1,768
58,769	e	Bolsas y Mercados Espanoles	2,124
346,014	*,e	Brait S.A.	1,600
227,800		Brewin Dolphin Holdings plc	1,016
382,000	e	Bright Smart Securities & Commodities Group Ltd	113
943,360		Brookfield Asset Management, Inc	37,020
10,302	*	BSE Ltd	171
526,494		BT Investment Management Ltd	4,608
121,059		Bure Equity AB	1,408
125,130		Burford Capital Ltd	1,468
383,700		Bursa Malaysia BHD	948
28,317	e	Callidus Capital Corp	310
200,981		Canaccord Financial, Inc	826
20,607		Capital First Ltd	212
1,247,183		Capital One Financial Corp	103,042
1,310,000		Capital Securities Corp	430
187,927		Capstead Mortgage Corp	1,960
253,263		CBOE Holdings, Inc	23,148
87,735		Cembra Money Bank AG.	8,315
36,301		Century Leasing System, Inc	1,455
159,810		Cerved Information Solutions S.p.A	1,715
7,044,123		Chailease Holding Co Ltd	19,622
638,273		Challenger Financial Services Group Ltd	6,546
1,738,534		Charles Schwab Corp	74,687
54,334		Cherry Hill Mortgage Investment Corp	1,004
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
471,022		Chimera Investment Corp	$8,775
804,000		China Bills Finance Corp	398
10,055,105		China Cinda Asset Management Co Ltd	3,747
1,093,125		China Everbright Ltd	2,377
10,250,000	*	China Financial International Investments Ltd	394
6,132,545		China Galaxy Securities Co Ltd	5,497
6,980,000		China Huarong Asset Management Co Ltd	2,707
1,000,000		China International Capital Corp Ltd	1,476
14,320,000	e	China LNG Group Ltd	266
6,870,000	*	China Minsheng Financial Holding Corp Ltd	440
438,382	e	CI Financial Corp	9,344
2,472,915		CITIC Securities Co Ltd	5,114
4,975,383		ClearView Wealth Ltd	5,545
531,169		Close Brothers Group plc	10,448
202,630	g	CMC Markets plc	377
1,211,800		CME Group, Inc	151,766
68,280	*	Coface S.A.	683
42,085		Cohen & Steers, Inc	1,706
228,540		Coronation Fund Managers Ltd	1,139
17,376		Corp Financiera Alba	1,050
71,686		Corp Financiera Colombiana S.A.	629
50,891	*	Cowen Group, Inc	827
77,468	*,e	Credit Acceptance Corp	19,920
22,917		Credit Analysis & Research Ltd	568
11,244,000	*,e	Credit China Fintech Holdings Ltd	1,555
66,088	e	Credit Corp Group Ltd	901
78,564		Credit Saison Co Ltd	1,538
2,489,686		Credit Suisse Group	36,227
177,851		Credito Real SAB de C.V.	277
27,385		CRISIL Ltd	824
300,255		CYS Investments, Inc	2,525
391,442		Daewoo Securities Co Ltd	3,777
166,460		Daishin Securities Co Ltd	2,247
18,053		Daishin Securities Co Ltd PF	152
1,781,360		Daiwa Securities Group, Inc	10,607
10,157		Daou Data Corp	107
43,084		Daou Technology, Inc	827
60,281		DeA Capital S.p.A.	84
327,928	e	Deutsche Bank AG.	5,834
1,337,037		Deutsche Bank AG. (Registered)	23,772
9,828	*	Deutsche Beteiligungs AG.	438
291,348		Deutsche Boerse AG.	30,775
8,326		Diamond Hill Investment Group, Inc	1,660
1,064,000	*,e	Differ Group Holding Co Ltd	89
1,105,000	*	Dingyi Group Investment Ltd	174
673,006	n	Discover Financial Services	41,854
51,727	*	Donnelley Financial Solutions, Inc	1,188
31,688	*,e	Dundee Corp	70
89,362		Dynex Capital, Inc	634
3,446,593	*,n	E*TRADE Financial Corp	131,074
368,543		Eaton Vance Corp	17,439
152,677		Eclipx Group Ltd	419
411,037	e	ECN Capital Corp	1,268
731,668		Edelweiss Capital Ltd	2,165
6,177		EFG Financial Products Holding AG.	344
62,543	e	EFG International	406
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
24,062		Egyptian Financial Group-Hermes Holding	$32
363,568	e	Element Financial Corp	2,495
55,988	*	Elevate Credit, Inc	443
14,720		Ellington Residential Mortgage REIT	216
7,212,000	e	Emperor Capital Group Ltd	647
47,454	*,e	Encore Capital Group, Inc	1,905
5,475,000	*,e	Enerchina Holdings Ltd	121
365,391	*	Enova International, Inc	5,426
51,357	*	Eugene Investment & Securities Co Ltd	181
10,085		Eurazeo	757
1,049,845	g	Euronext NV	54,524
219,615		Evercore Partners, Inc (Class A)	15,483
99,651	e	EXOR NV	5,407
165,430	*	Ezcorp, Inc (Class A)	1,274
99,397		Factset Research Systems, Inc	16,518
4,668,276		Far East Horizon Ltd	4,073
1,092,000	*,e	FDG Kinetic Ltd	196
217,742		Federated Investors, Inc (Class B)	6,151
5,891	e	Ferratum Oyj	159
29,070		Fiera Capital Corp	308
11,525		Fifth Street Asset Management, Inc	56
115,788	e	Financial Engines, Inc	4,238
505,500	e	Financial Products Group Co Ltd	4,829
2,754,785		First Pacific Co	2,032
158,481		FirstCash, Inc	9,239
5,806,390		FirstRand Ltd	20,940
181,024		FlexiGroup Ltd	254
71,027	g	Flow Traders	1,960
280,321	*	FNFV Group	4,429
343,837		Franklin Resources, Inc	15,400
13,100,000	*	Freeman Financial Corp Ltd	872
6,860,461		Fubon Financial Holding Co Ltd	10,917
23,951,242		Fuhwa Financial Holdings Co Ltd	10,553
21,100		Fuyo General Lease Co Ltd	1,207
73,830		Gain Capital Holdings, Inc	460
8,780		GAMCO Investors, Inc (Class A)	260
874,462		Gentera SAB de C.V.	1,312
1,567,600		GF Securities Co Ltd	3,150
13,576		Gimv NV	822
83,846		Gluskin Sheff + Associates, Inc	1,083
645,221		Goldman Sachs Group, Inc	143,175
1,410,000	*	Good Resources Holdings Ltd	62
53,916	e	Great Ajax Corp	754
276,651	*	Green Dot Corp	10,659
56,487		Greenhill & Co, Inc	1,135
5,938		GRENKELEASING AG.	1,322
47,300		Group Lease PCL	30
207,100		Group Lease PCL (FO)	130
69,941		Groupe Bruxelles Lambert S.A.	6,732
411,076		Grupo de Inversiones Suramericana S.A.	5,342
217,393		Grupo de Inversiones Suramericana S.A. (Preference)	2,755
109,355		GT Capital Holdings, Inc	2,619
276,500	e	Guolian Securities Co Ltd	139
8,336,800	e	Guotai Junan International Hol	2,585
902,242		Haci Omer Sabanci Holding AS	2,803
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,940,162		Haitong Securities Co Ltd	$7,987
48,758		Hamilton Lane, Inc	1,072
17,060		Hankook Tire Worldwide Co Ltd	325
211,750		Hannon Armstrong Sustainable Infrastructure Capital, Inc	4,843
78,394	*	Hanwha Securities Co	257
382,695		Hargreaves Lansdown plc	6,490
44,643		Hellenic Exchanges S.A.	290
309,700		Hitachi Capital Corp	7,468
12,807		HMC Investment Securities Co Ltd	147
86,238	e,g	Hoist Finance AB	881
1,409,129		Hong Kong Exchanges and Clearing Ltd	36,404
177,483		Houlihan Lokey, Inc	6,194
510,500	*,e	Huarong International Financial Holdings Ltd	184
2,790,600	g	Huatai Securities Co Ltd	5,363
2,088	*	Hypoport AG.	271
55,700		IBJ Leasing Co Ltd	1,341
24,300		Ichiyoshi Securities Co Ltd	205
2,616,071		IFCI Ltd	981
986,656		IG Group Holdings plc	7,304
227,706	e	IGM Financial, Inc	7,062
167,629		India Infoline Ltd	1,575
2,381,249		Indiabulls Housing Finance Ltd	39,607
91,077		Indiabulls Securities Ltd	228
39,030		Industrivarden AB	936
188,892	*	Infrastructure Development Finance Co Ltd	161
167,387		Interactive Brokers Group, Inc (Class A)	6,264
783,063		IntercontinentalExchange Group, Inc	51,620
226,658		Intermediate Capital Group plc	2,458
164,891		International Personal Finance plc	362
29,683	*	INTL FCStone, Inc	1,121
99,681		Inversiones La Construccion S.A.	1,236
560,001		Invesco Ltd	19,706
223,395		Invesco Mortgage Capital, Inc	3,733
252,820		Investec Ltd	1,865
136,757		Investec plc	1,022
52,085		Investment AB Kinnevik (B Shares)	1,597
61,610		Investment AB Oresund	1,130
65,089		Investment Technology Group, Inc	1,383
169,216		Investor AB (B Shares)	8,164
240,589	e	IOOF Holdings Ltd	1,813
145,321		Iress Market Technology Ltd	1,417
221,681		iShares MSCI Canada Index Fund	5,932
1,100,576		iShares MSCI EAFE Index Fund	71,758
604,429	e	iShares MSCI Emerging Markets	25,017
41,400		J Trust Co Ltd	327
434,000		Jaccs Co Ltd	2,119
129,032		Jafco Co Ltd	5,218
82,128	*	Janus Henderson Group plc	2,719
1,797,300		Japan Securities Finance Co Ltd	9,328
1,263,346		Jih Sun Financial Holdings Co Ltd	287
149,077		JM Financial Ltd	271
205,555		JSE Ltd	1,925
216,968		Julius Baer Group Ltd	11,464
200,022		Julius Baer Holding AG.	2,689
672,319		Jupiter Investment Management Group Ltd	4,422
95,600		k1 Ventures Ltd	44
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
980,600		kabu.com Securities Co Ltd	$3,307
32,963		KBC Ancora	1,612
87,732	*	KCG Holdings, Inc	1,749
7,984		KIWOOM Securities Co Ltd	651
20,079	e	KKR Real Estate Finance Trust, Inc	432
41,299		Korea Investment Holdings Co Ltd	2,531
9,470,700	*	Kresna Graha Investama PT Tbk	307
16,917		KRUK S.A.	1,406
51,000		Krungthai Card PCL	180
14,463		Kyobo Securities Co	146
87,029	e	Kyokuto Securities Co Ltd	1,249
252,074		L&T Finance Holdings Ltd	562
135,514		Ladder Capital Corp	1,817
450,632	*	Ladenburg Thalmann Financial Services, Inc	1,100
610,101		Lazard Ltd (Class A)	28,266
250,956		Legg Mason, Inc	9,576
636,050	*	LendingClub Corp	3,505
751,042		Leucadia National Corp	19,647
566,746		London Stock Exchange Group plc	26,959
412,164		LPL Financial Holdings, Inc	17,500
42,946		Lundbergs AB (B Shares)	3,392
24,800	*	M&A Capital Partners Co Ltd	1,143
372,957		Macquarie Group Ltd	25,363
188,629		Magellan Financial Group Ltd	4,181
288,745		Mahindra & Mahindra Financial Services Ltd	1,540
13,324,227		Man Group plc	26,887
768,228		Manappuram General Finance & Leasing Ltd	1,163
113,872		MarketAxess Holdings, Inc	22,900
17,478		Marlin Business Services Corp	440
34,200	*,e	Marusan Securities Co Ltd	286
17,462,399	*,e	Mason Financial Holdings Ltd	230
846,401		Masterlink Securities Corp	230
238,500		Matsui Securities Co Ltd	1,950
14,687	e	Medley Management, Inc	95
222,158		Meritz finance Holdings Co Ltd	2,767
889,106		Meritz Securities Co Ltd	3,936
23,135,706		Metro Pacific Investments Corp	2,928
955,349	e	MFA Mortgage Investments, Inc	8,015
84,000		MIN XIN Holdings Ltd	63
1,780,451		Mitsubishi UFJ Lease & Finance Co Ltd	9,769
42,085		MLP AG.	281
118,122		Moelis & Co	4,589
973,000	e	Monex Beans Holdings, Inc	2,581
313,285		Moody’s Corp	38,121
8,505,602		Morgan Stanley	379,010
72,475		Morningstar, Inc	5,678
49,571		Motilal Oswal Financial Services Ltd	878
262,156		MSCI, Inc (Class A)	26,999
139,242		MTGE Investment Corp	2,618
462,000		Muangthai Leasing PCL	455
13,421		Multi Commodity Exchange of India Ltd	226
143,983		Muthoot Finance Ltd	1,013
279,967		NASDAQ OMX Group, Inc	20,015
662,551		Navient Corp	11,031
61,265		Nelnet, Inc (Class A)	2,880
26,698	*,g	Netmarble Games Corp	3,617
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
752,096		New Residential Investment Corp	$11,703
215,858		New York Mortgage Trust, Inc	1,343
127,888		NewStar Financial, Inc	1,343
459,179		NEX Group plc	3,737
11,606		NICE Holdings Co Ltd	177
25,831		NICE Information Service Co Ltd	183
17,900	*,e	Noah Holdings Ltd (ADR)	513
2,872,439		Nomura Holdings, Inc	17,322
398,859		Northern Trust Corp	38,773
3,417,866	e	NZX Ltd	2,810
535,000		Okasan Holdings, Inc	3,450
622,352		OM Asset Management plc	9,248
218,503	*,e	On Deck Capital, Inc	1,018
125,565	*	OneMain Holdings, Inc	3,088
149,210		Onex Corp	11,944
25,508		Oppenheimer Holdings, Inc	418
220,657	e	Orchid Island Capital, Inc	2,176
361,100	e	Orient Corp	631
2,769,776		ORIX Corp	43,097
409,362		Osaka Securities Exchange Co Ltd	7,443
75		OSK Holdings BHD	0	^
19,732		Owens Realty Mortgage, Inc	335
177,916	e	OzForex Group Ltd	220
60,647		P2P Global Investments plc	701
10,228		Pargesa Holding S.A.	779
11,406		Partners Group	7,082
131,321		PennyMac Mortgage Investment Trust	2,402
493,305		Peregrine Holdings Ltd	1,089
517,000	*,m	Peregrine Investment Holdings	0
167,456		Perpetual Trustees Australia Ltd	7,188
43,142	*	Pico Holdings, Inc	755
147,853	*	Pioneers Holding	71
67,382		Piper Jaffray Cos	4,040
35,531		PJT Partners, Inc	1,429
493,798	e	Platinum Asset Mangement Ltd	1,757
414,974		Plus500 Ltd	2,948
1,223,945		Power Finance Corp Ltd	2,321
91,249	*,e	PRA Group, Inc	3,458
660,022		President Securities Corp	311
118,658		Provident Financial plc	3,763
91,709		PSG Group Ltd	1,682
128,527		PTC India Financial Services Ltd	78
100,683		Pzena Investment Management, Inc (Class A)	1,023
13,473		Qatar Industrial Manufacturing Co	159
1,352,500		Ratchthani Leasing PCL	233
33,856		Rathbone Brothers	1,117
139,034	e	Ratos AB (B Shares)	663
280,170		Raymond James Financial, Inc	22,475
197,907		Redwood Trust, Inc	3,372
20,909	*	Regional Management Corp	494
243,144		Reliance Capital Ltd	2,421
860,101		Remgro Ltd	14,034
38,027		Repco Home Finance Ltd	485
58,977		Resource Capital Corp	600
174,015	e,g	Resurs Holding AB	1,082
27,700	e	Ricoh Leasing Co Ltd	970
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,259,684		RMB Holdings Ltd	$5,659
1,484,470		Rural Electrification Corp Ltd	3,944
698,377		S&P Global, Inc	101,956
40,254	*	Safeguard Scientifics, Inc	479
18,856		Salam International Investment Co	48
33,876		Samsung Card Co	1,157
72,071		Samsung Securities Co Ltd	2,600
393,829	*	Santander Consumer USA Holdings, Inc	5,025
249,100		Sawada Holdings Co Ltd	2,193
403,444		SBI Holdings, Inc	5,486
221,169		Schroders plc	8,943
447,417		SEI Investments Co	24,062
5	*,m	SFCG Co Ltd	0
300,000		Shenyin Wanguo HK Ltd	116
8,839		Shinyoung Securities Co Ltd	425
452,100		Shriram Transport Finance Co Ltd	6,985
15,603		Silvercrest Asset Management Group, Inc	210
1,146,227		Singapore Exchange Ltd	6,109
199,897	*,e	SK Securities Co Ltd	283
13,722	*	SKS Microfinance Pvt Ltd	153
1,192,727	*	SLM Corp	13,716
768,475	*,e,m	SNS Reaal	9
25,451,369		Sociedad de Inversiones Oro Blanco S.A.	177
4,558		Societe Fonciere Financiere et de Participations FFP	464
16,504		Sofina S.A.	2,370
255,348	e	Sparx Group Co Ltd	492
9,200		SPDR Trust Series 1	2,225
251,983	e	Sprott, Inc	443
497,835		SREI Infrastructure Finance Ltd	892
381,879		Srisawad Power 1979 PCL	564
851,935		Starwood Property Trust, Inc	19,075
1,480,404		State Street Corp	132,837
131,361	*	Stifel Financial Corp	6,040
5,501,000		Sun Hung Kai & Co Ltd	3,543
37,142		Sundaram Finance Ltd	923
5,250	e	Swissquote Group Holding S.A.	145
2,486,533		Synchrony Financial	74,148
578,112		T Rowe Price Group, Inc	42,902
2,686,730	e	Tai Fook Securities Group Ltd	1,587
260,000		Taiwan Acceptance Corp	927
47,350		Tamburi Investment Partners S.p.A.	272
11,362		Tata Investment Corp Ltd	130
218,379		TD Ameritrade Holding Corp	9,388
49,278		Thomson Corp	2,281
413,821		Thomson Corp (Toronto)	19,159
47,917		Tiptree Financial, Inc	338
81,229		TMX Group Ltd	4,420
257,480		Tokai Tokyo Securities Co Ltd	1,434
72,492	*	Tong Yang Investment Bank	260
257,635		Transaction Capital Ltd	290
393,113		Tullett Prebon plc	2,393
957,388		Two Harbors Investment Corp	9,488
2,991,302		UBS AG.	50,870
366,100		Unifin Financiera SAPI de C.V. SOFOM ENR	1,015
1,101,083		UOB-Kay Hian Holdings Ltd	1,080
78,877	*	Uranium Participation Corp	237
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,268		Value Line, Inc	$42
2,800,000	e	Value Partners Group Ltd	2,549
25,065		Verusa Holding AS.	109
51,228	e	Virtu Financial, Inc	904
13,091		Virtus Investment Partners, Inc	1,452
17,174		Volati AB	155
119,724		Vontobel Holding AG.	7,800
163,270		Voya Financial, Inc	6,023
2,034		VZ Holding AG.	653
269,086	e	Waddell & Reed Financial, Inc (Class A)	5,080
43,985		Warsaw Stock Exchange	579
3,034,952		Waterland Financial Holdings	948
28,423		Wendel	4,204
81,832		Western Asset Mortgage Capital Corp	843
30,954		Westwood Holdings Group, Inc	1,755
226,539	e	WisdomTree Investments, Inc	2,304
5,239		Woori Financial Co Ltd	136
424,439		Woori Investment & Securities Co Ltd	5,507
11,594	*	World Acceptance Corp	869
31,444	e	ZAIS Financial Corp	467
1,316,453		Zeder Investments Ltd	660
118,700		Zenkoku Hosho Co Ltd	4,860
		TOTAL DIVERSIFIED FINANCIALS	4,164,933

ENERGY - 6.0%
1,075,055	*	Abraxas Petroleum Corp	1,742
5,397		Adams Resources & Energy, Inc	222
28,692,604		Adaro Energy Tbk	3,395
123,146	*	Advantage Oil & Gas Ltd	833
61,469		Aegis Logistics Ltd	180
92,072	*,e	Akastor ASA	152
150,398		Aker BP ASA	2,227
111,201	*	Aker Solutions ASA	503
62,685		Alon USA Energy, Inc	835
131,762		AltaGas Income Trust	3,016
494,126		AMEC plc	3,010
695,572	*,e	Amerisur Resources plc	179
1,059,145		Anadarko Petroleum Corp	48,022
269,660	*	Antero Resources Corp	5,827
1,094,000	*,e	Anton Oilfield Services Group	102
100,000		AOC Holdings, Inc	302
926,255	e	Apache Corp	44,395
179,283	*	Approach Resources, Inc	604
1,471,218	e	ARC Resources Ltd	19,241
123,852	e	Arch Coal, Inc	8,459
274,178		Archrock, Inc	3,126
54,732	e	Ardmore Shipping Corp	446
342,924	*	Athabasca Oil Corp	267
148,912	*,e	Atwood Oceanics, Inc	1,214
1,507,352		Baker Hughes, Inc	82,166
411,100		Bangchak Corp PCL	405
2,709,310		Banpu PCL (Foreign)	1,323
42,255	*	Basic Energy Services, Inc	1,052
694,661	*,e	Baytex Energy Trust	1,687
4,766,355		Beach Petroleum Ltd	2,104
967,662		Bharat Petroleum Corp Ltd	9,569
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,052,718	*	Bill Barrett Corp	$3,232
152,659		Birchcliff Energy Ltd	719
89,766	*	Bonanza Creek Energy, Inc	2,847
542,277		Bonavista Energy Trust	1,133
66,223		Bonterra Oil & Gas Ltd	855
20,628	e	Bourbon S.A.	200
20,441,780		BP plc	117,993
339,267		BP plc (ADR)	11,756
4,936,000		Brightoil Petroleum Holdings Ltd	1,334
64,826	e	Bristow Group, Inc	496
1,890,200		Bumi Armada BHD	335
51,226	e,g	BW LPG Ltd	178
68,884	*	BW Offshore Ltd	173
124,806	*	C&J Energy Services, Inc	4,277
956,650		Cabot Oil & Gas Corp	23,993
385,209	*	Cairn Energy plc	865
84,535	*,e	California Resources Corp	723
748,380	*,e	Callon Petroleum Co	7,940
439,783		Caltex Australia Ltd	10,679
222,372	e	Cameco Corp (Toronto)	2,025
219,542	*,e	Canacol Energy Ltd	726
1,873,944		Canadian Natural Resources Ltd (Canada)	54,074
45,173	*,e	CARBO Ceramics, Inc	309
160,968	e	Cardinal Energy Ltd	598
128,631	*,e	Carrizo Oil & Gas, Inc	2,241
1,740,093		Cenovus Energy, Inc	12,825
2,172,093		Cenovus Energy, Inc (Toronto)	16,013
244,090	*,e	Centennial Resource Development, Inc	3,862
199,507	e	CES Energy Solutions Corp	889
909,363	*	Cheniere Energy, Inc	44,295
160,359		Chennai Petroleum Corp Ltd	877
1,488,446	*,e	Chesapeake Energy Corp	7,398
5,519,549		Chevron Corp	575,854
1,385,800	e	China Aviation Oil Singapore Corp Ltd	1,680
4,060,419	e	China Coal Energy Co	1,966
2,225,826		China Oilfield Services Ltd	1,783
9,043,295		China Shenhua Energy Co Ltd	20,120
9,214,000	e	China Suntien Green Energy Cor	1,663
234,424		Cimarex Energy Co	22,038
1,229,414	*	Clean Energy Fuels Corp	3,123
146,651	*	Cloud Peak Energy, Inc	518
17,405,646		CNOOC Ltd	19,098
1,493,414		Coal India Ltd	5,640
118	*,e	Cobalt International Energy, Inc	0	^
2,656,556	*	Concho Resources, Inc	322,851
1,526,749		ConocoPhillips	67,116
551,683	*	Consol Energy, Inc	8,242
93,662	*	Contango Oil & Gas Co	622
2,455,900	*	Continental Resources, Inc	79,399
2,511	e	Core Laboratories NV	254
204,528		Cosan SA Industria e Comercio	2,135
334,500		Cosmo Energy Holdings Co Ltd	5,279
287,366	e	Crescent Point Energy Corp	2,198
98,190	*	Crew Energy, Inc	304
80,760	e	CVR Energy, Inc	1,757
2,688,430	*	Dana Gas PJSC	467
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,162		Delek Group Ltd	$2,439
1,358,285		Delek US Holdings, Inc	35,913
782,635	*,e	Denbury Resources, Inc	1,197
360,621	*,e	Denison Mines Corp	156
672,696		Devon Energy Corp	21,506
156,324		DHT Holdings, Inc	649
3,791,951		Dialog Group BHD	1,696
184,046	*,e	Diamond Offshore Drilling, Inc	1,993
1,480,609	*	Diamondback Energy, Inc	131,493
471,858	*,e	DNO International ASA	433
39,814	*	Dorian LPG Ltd	326
93,645	*	Dril-Quip, Inc	4,570
2,156		E1 Corp	122
35,207	*,e	Earthstone Energy, Inc	352
1,063,412	*	Eclipse Resources Corp	3,041
2,496,968		Ecopetrol S.A.	1,131
818,927		Empresas COPEC S.A.	8,943
236,713	e	Enagas	6,643
163,928	e	Enbridge Income Fund	4,069
45,193		Enbridge, Inc	1,799
2,455,724		Enbridge, Inc	97,828
614,442		EnCana Corp	5,406
120,385		Enerflex Ltd	1,747
509,384	*	Energen Corp	25,148
1,359,814		Energy Absolute PCL (Foreign)	1,380
1,168,600	m	Energy Earth PCL	38
1,053,134	*,e	Energy Resources of Australia Ltd	368
65,454	*	Energy XXI Gulf Coast, Inc	1,216
865,758		Enerplus Resources Fund	7,023
2,245,237		ENI S.p.A.	33,741
5,154,670	*	Enquest plc (London)	2,135
612,828	e	Ensco plc	3,162
268,386		Ensign Energy Services, Inc	1,434
4,840,683		EOG Resources, Inc	438,179
444,968	*,e	EP Energy Corp	1,629
311,698		EQT Corp	18,262
82,685	*	Era Group, Inc	782
2,849	*	Esso SA Francaise	188
8,418,200	*	Esso Thailand PCL (Foreign)	2,502
30,170	*,e	Etablissements Maurel et Prom	118
92,421	e	Euronav NV	731
83,257		Evolution Petroleum Corp	674
16,942	e	Exmar NV	81
187,587	*	Exterran Corp	5,009
266,429	*,e	Extraction Oil & Gas, Inc	3,583
630,237	e	Exxaro Resources Ltd	4,478
10,261,254	d	Exxon Mobil Corp	828,391
1,141,997	*,e	Ezion Holdings Ltd	195
306,374	*,e	Fairmount Santrol Holdings, Inc	1,195
224,837	*,e	Faroe Petroleum plc	243
4,644,825		Formosa Petrochemical Corp	16,019
136,058	*	Forum Energy Technologies, Inc	2,123
123,646	e	Frank’s International NV	1,025
64,310	e	Freehold Royalty Trust	647
149,868	e	Frontline Ltd	859
53,240	e	Frontline Ltd (Sigmax MTF)	301
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
55,614	*	Fugro NV	$826
414,328		Galp Energia SGPS S.A.	6,279
254,045	e	GasLog Ltd	3,874
347,206	*,e	Gastar Exploration, Inc	322
8,356,807		Gazprom OAO (ADR)	33,099
76,406		Gazpromneft OAO (ADR)	1,169
57,773	e	Gaztransport Et Technigaz S.A.	2,308
94,315	*,e	Gener8 Maritime, Inc	537
6,775,000	*,e	Genesis Energy Holdings Ltd	162
26,498	*	Geospace Technologies Corp	366
95,828		Gibson Energy, Inc	1,239
189,559	e	Golar LNG Ltd	4,218
105,538		Great Eastern Shipping Co Ltd	664
314,360		Green Plains Renewable Energy, Inc	6,460
258,389	*	Grupa Lotos S.A.	3,558
39,376		GS Holdings Corp	2,347
131,044		Gujarat Mineral Development Corp Ltd	298
37,833		Gulf International Services OSC	214
33,779		Gulf Island Fabrication, Inc	392
528,179	*	Gulfport Energy Corp	7,791
120,193	*	Halcon Resources Corp	546
31,520		Hallador Energy Co	245
1,972,245		Halliburton Co	84,235
313		Hankook Shell Oil Co Ltd	110
314,759	*	Helix Energy Solutions Group, Inc	1,775
294,028	*	Hellenic Petroleum S.A.	2,786
254,044	e	Helmerich & Payne, Inc	13,805
543,326		Hess Corp	23,836
601,000		Hilong Holding Ltd	104
899,544		Hindustan Petroleum Corp Ltd	7,101
33,929		Hoegh LNG Holdings Ltd	338
302,234		HollyFrontier Corp	8,302
1,545,000	*	Honghua Group Ltd	138
99,086	*	Hunting plc	630
639,584	*,e	Hurricane Energy plc	271
321,169	*	Husky Energy, Inc	3,646
92,594		Idemitsu Kosan Co Ltd	2,634
264,563		Imperial Oil Ltd	7,712
205,717	*,e	Independence Contract Drilling, Inc	800
1,041,191	*	Indian Oil Corp Ltd	6,201
697,200		Inner Mongolia Yitai Coal Co	718
992,448		Inpex Holdings, Inc	9,583
972,052	e	Inter Pipeline Ltd	19,039
39,400	*	International Petroleum Corp	117
16,580	*	International Petroleum Corp	49
98,951	*	International Seaways, Inc	2,144
16,950,207		IRPC PCL (Foreign)	2,667
1,657	*,e	Isramco, Inc	190
166,253		Itochu Enex Co Ltd	1,474
867,937	*,e	Jagged Peak Energy, Inc	11,587
4,100	*,e	Japan Drilling Co Ltd	82
44,600		Japan Petroleum Exploration Co	932
9,775	*	Jerusalem Oil Exploration	587
1,691,795		John Wood Group plc	14,135
106,396	*,e	Jones Energy, Inc (Class A)	170
4,534,110		JX Holdings, Inc	19,839
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
438,297	*,e	Karoon Gas Australia Ltd	$431
123,022	*,e	Keane Group, Inc	1,968
101,873	*	Kelt Exploration Ltd	493
20,237	*,e	Key Energy Services, Inc	389
345,886	e	Keyera Corp	10,888
7,658,341		Kinder Morgan, Inc	146,734
69,316		Koninklijke Vopak NV	3,212
475,772	*,e	Kosmos Energy LLC	3,050
297,963	*	Laredo Petroleum Holdings, Inc	3,135
83,587	*	Lilis Energy, Inc	410
364,614	*,e	Liquefied Natural Gas Ltd	155
9,488	*	Lubelski Wegiel Bogdanka S.A.	171
642,826		LUKOIL PJSC (ADR)	31,332
189,538	*	Lundin Petroleum AB	3,653
64,988	*,e	Mammoth Energy Services, Inc	1,209
1,679,855		Marathon Oil Corp	19,906
837,766		Marathon Petroleum Corp	43,840
3,242,908	*,e	Matador Resources Co	69,301
77,383	*	Matrix Service Co	724
2,168,971	*	McDermott International, Inc	15,552
4,374,982	*,e	MEG Energy Corp	12,854
33,814	*	Midstates Petroleum Co, Inc	428
848,000	*	MIE Holdings Corp	74
111,200		Modec, Inc	2,478
141,437		MOL Hungarian Oil and Gas plc	11,109
208,358		Motor Oil Hellas Corinth Refineries S.A.	4,535
197,969	e	Mullen Group Ltd	2,443
183,143		Murphy Oil Corp	4,694
1,287,249		Nabors Industries Ltd	10,478
56,298	*	Naphtha Israel Petroleum Corp Ltd	447
872,733		National Oilwell Varco, Inc	28,748
23,543	*	Natural Gas Services Group, Inc	585
166,619	e	Navios Maritime Acq Corp	245
64,719	*,e	NCS Multistage Holdings, Inc	1,630
322,447		Neste Oil Oyj	12,724
109,689		New Zealand Refining Co Ltd	196
599,028	*	Newfield Exploration Co	17,048
21,810,000	e	Newocean Energy Holdings Ltd	6,677
181,855	*	Newpark Resources, Inc	1,337
206,732	*	NexGen Energy Ltd	458
47,200		Nippon Gas Co Ltd	1,532
482,452	e	Noble Corp plc	1,747
655,768		Noble Energy, Inc	18,558
196,047	e	Nordic American Tanker Shipping	1,243
95,496	*,e	Nostrum Oil & Gas plc	602
144,012		NovaTek OAO (GDR)	16,062
137,606	*	NuVista Energy Ltd	695
587,349	*	Oasis Petroleum, Inc	4,728
380,815	*	Obsidian Energy Ltd	479
2,644,315		Occidental Petroleum Corp	158,315
36,666		Ocean Yield ASA	287
271,814		Oceaneering International, Inc	6,208
1,253,400		Oil & Gas Development Co Ltd	1,682
5,051,124		Oil Refineries Ltd	2,223
1,192,649		Oil Search Ltd	6,245
104,019	*	Oil States International, Inc	2,824
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
301,923		OMV AG.	$15,683
205,216	e	Oneok, Inc	10,704
512,353	*	Ophir Energy plc	567
1,759,322	*	Origin Energy Ltd	9,276
420,758		Overseas Shipholding Group, Inc	1,119
279,813	*	Pacific Ethanol, Inc	1,749
73,959	*	Painted Pony Energy Ltd	270
58,300		Pakistan Oilfields Ltd	255
94,300		Pakistan State Oil Co Ltd	348
31,537		Panhandle Oil and Gas, Inc (Class A)	729
161,457	*,e	Pantheon Resources plc	107
122,796	*,e	Par Pacific Holdings, Inc	2,215
283,032	*	Paramount Resources Ltd (Class A)	4,166
470,038	*	Parex Resources, Inc	5,346
294,971	*	Parker Drilling Co	398
219,180		Parkland Fuel Corp	5,021
5,777,500	*	Parsley Energy, Inc	160,326
72,906		Pason Systems, Inc	1,087
674,266		Patterson-UTI Energy, Inc	13,613
5,155		Paz Oil Co Ltd	880
140,551	e	PBF Energy, Inc	3,129
146,352	*	PDC Energy, Inc	6,309
236,931	*	Peabody Energy Corp	5,793
404,039		Pembina Pipeline Income Fund	13,382
1,142,181	*,e	Pengrowth Energy Trust	898
28,085	*,e	Penn Virginia Corp	1,032
233,514		Petrofac Ltd	1,343
6,780,005	*	Petroleo Brasileiro S.A.	27,014
9,431,019	*	Petroleo Brasileiro S.A. (Preference)	35,214
207,033	*,e	Petroleum Geo-Services ASA	361
1,717,800		Petron	329
456,559		Petronas Dagangan BHD	2,563
284,666	e	Peyto Exploration & Development Corp	5,163
24,593	*	PHI, Inc	240
814,857		Phillips 66	67,381
148,982	*	Pioneer Energy Services Corp	305
703,070	n	Pioneer Natural Resources Co	112,196
3,551,630		Plains All American Pipeline LP	93,301
1,130,190		Plains GP Holdings LP	29,566
3,677,050		Polish Oil & Gas Co	6,273
423,477		Polski Koncern Naftowy Orlen S.A.	12,791
100,100	*,m	Poseidon Concepts Corp	1
203,284	e	PrairieSky Royalty Ltd	4,629
200,446	*	Precision Drilling Trust	685
3,413,905	*,e	Premier Oil plc	2,229
49,646	*	ProPetro Holding Corp	693
19,798,500	*	PT Bumi Resources Tbk	504
3,418,200	*	PT Delta Dunia Petroindo Tbk	218
711,600	*	PT Harum Energy Indonesia Tbk	107
2,489,800		PT Indo Tambangraya Megah	3,233
1,000,600	*	PT Medco Energi Internasional Tbk	172
18,113,600	*,m	PT Sugih Energy Tbk	155
495,480		PT Tambang Batubara Bukit Asam Tbk	445
2,080,506		PT United Tractors Tbk	4,282
1,478,821		PTT Exploration & Production PCL (Foreign)	3,750
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,703,895		PTT PCL (Foreign)	$18,543
605,375		Qatar Gas Transport Co Ltd	2,818
439,900		QGEP Participacoes S.A.	797
654,267	*	Questar Market Resources, Inc	6,608
171,773	*	Raging River Exploration, Inc	1,072
591,604		Range Resources Corp	13,707
2,352,298	*	Reliance Industries Ltd	50,186
243,782	*,e	Renewable Energy Group, Inc	3,157
2,128,051		Repsol YPF S.A.	32,625
42,816	*,e	Resolute Energy Corp	1,275
11,664	*	Rex American Resources Corp	1,126
390,553	*	Rice Energy, Inc	10,400
25,177	*,e	RigNet, Inc	404
89,638	*	Ring Energy, Inc	1,165
3,946	*,e	Rosehill Resources, Inc	33
1,847,134		Rosneft Oil Co (GDR)	10,050
701,091	*,e	Rowan Cos plc	7,179
5,119,842		Royal Dutch Shell plc (A Shares)	136,028
4,928,180		Royal Dutch Shell plc (B Shares)	132,304
328,054	e	RPC, Inc	6,630
4,120,713	*	RSP Permian, Inc	132,975
453,588	*,e	Saipem S.p.A	1,680
36,100		San-Ai Oil Co Ltd	370
140,538	*,e	Sanchez Energy Corp	1,009
99,368	*,e	SandRidge Energy, Inc	1,710
1,903,424	*	Santos Ltd	4,427
4,185,376		Sapurakencana Petroleum BHD	1,549
1,866,773		Saras S.p.A.	4,351
573,095		Sasol Ltd	16,080
114,074		SBM Offshore NV	1,827
3,732,136		Schlumberger Ltd	245,724
8,121	e	Schoeller-Bleckmann Oilfield Equipment AG.	532
752,255	e	Scorpio Tankers, Inc	2,986
31,926	*	SEACOR Holdings, Inc	1,095
31,843	*,e	SEACOR Marine Holdings, Inc	648
275,031	*,e	Seadrill Ltd (Oslo Exchange)	101
340,472	e	Secure Energy Services, Inc	2,324
6,610	*,e	Select Energy Services, Inc	80
280,703		SemGroup Corp	7,579
348,500		Serba Dinamik Holdings Bhd	162
50	*,m	Serval Integrated Energy Services	0
515,688	*	Seven Generations Energy Ltd	8,832
92		Shanxi Guoxin Energy Corp Ltd	0	^
46,722		ShawCor Ltd	954
168,200		Shinko Plantech Co Ltd	1,302
118,961	e	Ship Finance International Ltd	1,618
359,165	e	Showa Shell Sekiyu KK	3,336
3,206,100		Siamgas & Petrochemicals PCL (Foreign)	1,330
13,575	*	SilverBow Resources, Inc	355
3,700		Sinanen Co Ltd	75
660,000	e	Sinopec Kantons Holdings Ltd	364
211,099		SK Energy Co Ltd	29,236
17,233		SK Gas Co Ltd	1,944
234,654		SM Energy Co	3,879
78,467	*,e	Smart Sand, Inc	699
1,777,636		Snam Rete Gas S.p.A.	7,758
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
144,523		Soco International plc	$220
55,981		S-Oil Corp	4,638
99,682	*,e	Solaris Oilfield Infrastructure, Inc	1,149
403,803	*,e	Sound Energy plc	405
1,336,575	*	Southwestern Energy Co	8,126
113,736	*	Spartan Energy Corp	539
396,697	*,e	SRC Energy, Inc	2,670
3,784,862		Statoil ASA	62,761
526,337		Stobart Group Ltd	2,031
71,607	*	Stone Energy Corp	1,316
740,100		Subsea 7 S.A.	9,979
2,647,336		Suncor Energy, Inc	77,350
479,033	*	Superior Energy Services	4,996
652,922	e	Surge Energy, Inc	1,052
1,640,572		Surgutneftegaz (ADR)	7,060
354,200		Surgutneftegaz (ADR) (London)	1,520
83,538	*	Tamarack Valley Energy Ltd	144
1,557,846		Targa Resources Investments, Inc	70,415
259,403		Tatneft PAO (ADR)	9,780
4,254	*	TechnipFMC plc	115
35,586	*	TechnipFMC plc	968
140,780		Tecnicas Reunidas S.A.	5,455
108,152	e	Teekay Corp	721
234,134	e	Teekay Tankers Ltd (Class A)	440
133,078	*,e	Tellurian, Inc	1,335
407,105		Tenaris S.A.	6,356
148,975	*	Tesco Corp	663
276,844	b	Tesoro Corp	25,913
23,017		Tethys Oil AB	160
562,331	*	Tetra Technologies, Inc	1,569
70,156		TGS Nopec Geophysical Co ASA	1,439
3,042,455		Thai Oil PCL (Foreign)	7,072
71,104		TMK OAO (GDR)	377
118,004	e	TORC Oil & Gas Ltd	461
51,174	e	TORM plc	499
58,563		Total Energy Services, Inc	601
2,820,686		Total S.A.	140,039
123,078	*	Tourmaline Oil Corp	2,646
388,000		Toyo Kanetsu K K	1,068
1,538,145	e	TransCanada Corp	73,325
1,124	*	Transocean Ltd	9
2,189,869	*,e	Transocean Ltd (NYSE)	18,023
363,052	*	Trican Well Service Ltd	1,016
44,128	*	Trilogy Energy Corp	166
211,397	*	Trinidad Drilling Ltd	318
957,386	*,e	Tullow Oil plc	1,882
177,922		Tupras Turkiye Petrol Rafine	5,119
786,347	*	Ultra Petroleum Corp	8,532
426,494		Ultrapar Participacoes S.A.	9,980
516,700	*	UMW Oil & Gas Corp BHD	53
376,445	*	Unit Corp	7,051
268,109	*,e	Uranium Energy Corp	426
210,675	e	US Silica Holdings Inc	7,477
1,268,593		Valero Energy Corp	85,579
211,822	*,e	Vallourec SA	1,289
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
34,451		Verbio AG.	$388
935,759		Veresen, Inc	13,234
52,372	e	Vermilion Energy, Inc	1,661
106,874		VTTI Energy Partners LP	2,100
179,338	*,e	W&T Offshore, Inc	352
5,198,060	*,e	Weatherford International Ltd	20,117
115,684	*	Westmoreland Coal Co	563
245,725	e	Whitecap Resources, Inc	1,755
1,216,445	*	Whitehaven Coal Ltd	2,683
914,921	*	Whiting Petroleum Corp	5,041
40,034	*,e	WildHorse Resource Development Corp	495
317,927	*	Willbros Group, Inc	785
6,717,145	n	Williams Cos, Inc	203,395
2,048,000	*	Wison Engineering Services Co Ltd	262
1,307,061		Woodside Petroleum Ltd	29,983
285,440		World Fuel Services Corp	10,975
165,972	*	WorleyParsons Ltd	1,430
3,537,091	*,n	WPX Energy, Inc	34,168
4,860,000	*	Yanchang Petroleum International Ltd	108
2,879,066	e	Yanzhou Coal Mining Co Ltd	2,581
324,300		Yinson Holdings BHD	277
167,710		YPF S.A. (ADR) (Class D)	3,673
440,450		Z Energy Ltd	2,550
		TOTAL ENERGY	7,114,117

FOOD & STAPLES RETAILING - 1.4%
794,000		7-Eleven Malaysia Holdings BHD	253
470,344		Aeon Co Ltd	7,154
17,200		Ain Pharmaciez Inc	1,245
1,811		Al Meera Consumer Goods Co	67
389,852		Alimentation Couche Tard, Inc	18,687
1,743,962		Almacenes Exito S.A.	8,779
62,364		Andersons, Inc	2,130
76,144		Arcs Co Ltd	1,649
230,220		Axfood AB	3,844
27,700		Axial Retailing, Inc	1,059
22,000		Belc Co Ltd	1,097
20,577		BGF retail Co Ltd	1,818
769,416		Bid Corp Ltd	17,576
209,033		BIM Birlesik Magazalar AS	3,876
3,080,278		Booker Group plc	7,470
528,636	*	Carrefour S.A.	13,365
105,756	e	Casey’s General Stores, Inc	11,328
144,124		Casino Guichard Perrachon S.A.	8,536
50,800		Cawachi Ltd	1,230
2,079,541		Centros Comerciales Sudamericanos S.A.	5,524
38,527	*,e	Chefs’ Warehouse Holdings, Inc	501
576,817	*	Cia Brasileira de Distribuicao Grupo Pao de Acucar	11,343
4,048		CJ Freshway Corp	147
174,903		Clicks Group Ltd	1,869
12,660		Cocokara Fine Holdings, Inc	626
26,345		Colruyt S.A.	1,388
391,229		Conviviality plc	1,569
6,112,000		Cosco Capital, Inc	956
11,400		Cosmos Pharmaceutical Corp	2,221
531,500		CP Seven Eleven PCL	981
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,578,329		CP Seven Eleven PCL (Foreign)	$8,452
86,200		Create SD Holdings Co Ltd	1,996
1,960,726		CVS Health Corp	157,760
5,200		Daikokutenbussaan Co Ltd	263
199,976		Dis-Chem Pharmacies Ltd	424
188,008	e	Distribuidora Internacional de Alimentacion S.A.	1,173
31,254		Dongsuh Co, Inc	836
32,179		E-Mart Co Ltd	6,593
155,511		Empire Co Ltd	2,653
80,734		Eurocash S.A.	675
95,491		FamilyMart Co Ltd	5,468
58,394		George Weston Ltd	5,286
85,200		Growell Holdings Co Ltd	3,154
217,900	e	Grupo Comercial Chedraui S.a. DE C.V.	446
27,475		GS Retail Co Ltd	1,239
5,100		Halows Co Ltd	107
21,200		Heiwado Co Ltd	454
33,454		Hyundai Greenfood Co Ltd	517
286,770	e	ICA Gruppen AB	10,683
27,291		Ingles Markets, Inc (Class A)	909
7,700		Itochu-Shokuhin Co Ltd	324
2,097,470		J Sainsbury plc	6,880
167,459		Jean Coutu Group PJC, Inc	2,570
424,164		Jeronimo Martins SGPS S.A.	8,281
7,700	e	Kansai Super Market Ltd	106
16,300		Kato Sangyo Co Ltd	438
69,867		Kesko Oyj (B Shares)	3,554
26,700		Kobe Bussan Co Ltd	1,266
3,426,927		Koninklijke Ahold Delhaize NV	65,410
2,510,374		Kroger Co	58,542
19,300	n	Kusuri no Aoki Holdings Co Ltd	1,011
205,700	*,e	La Comer SAB de C.V.	185
263,514		Lawson, Inc	18,442
287,000	*,e	Lianhua Supermarket Holdings Co Ltd	137
11,200		Life Corp	315
359,936		Loblaw Cos Ltd	20,023
644,000	*,e	Madison Wine Holdings Ltd	197
430,579		Magnit OAO (GDR)	14,632
37,792	e	Majestic Wine plc	158
484,000	*,e	Major Holdings Ltd	11
57,126	e	MARR S.p.A.	1,359
100,626		Massmart Holdings Ltd	811
99,200		Matsumotokiyoshi Holdings Co Ltd	5,651
1,745,337	*,e	Metcash Ltd	3,220
96,072	*	Metro AG.	3,246
572,634		Metro, Inc	18,846
18,761	*	Migros Ticaret AS	147
9,400		Ministop Co Ltd	197
19,747	*,e	Natural Grocers by Vitamin C	163
9,000	e	Nihon Chouzai Co Ltd	286
162,009	e	North West Co, Inc	3,905
42,000		Okuwa Co Ltd	484
2,000		Olam International Ltd	3
396,021	*	Performance Food Group Co	10,851
374,491		Pick’n Pay Stores Ltd	1,689
2,073,822		President Chain Store Corp	18,634
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
43,676		Pricesmart, Inc	$3,826
687,100		PT Matahari Putra Prima Tbk	36
22,000,000	*	PT Modern Internasional Tbk	82
11,700		Qol Co Ltd	176
232,102		Raia Drogasil S.A.	4,912
86,547		Rallye S.A.	1,782
17,531		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	861
1,648,223	*	Rite Aid Corp	4,862
515,620		Robinsons Retail Holdings, Inc	888
10,079		Ryoshoku Ltd	290
12,500		San-A Co Ltd	553
824,073		Seven & I Holdings Co Ltd	34,005
385,400	e	Sheng Siong Group Ltd	277
7,500	*	Shoei Foods Corp	221
699,616		Shoprite Holdings Ltd	10,668
267,457		Shufersal Ltd	1,403
47,086	*	Smart & Final Stores, Inc	428
19,000		Sogo Medical Co Ltd	820
427,159	e	Sonae SPGS S.A.	475
191,689		Spar Group Ltd	2,258
219,186		Spartan Stores, Inc	5,690
784,000		Springland International Holdings Ltd	155
254,032	*	Sprouts Farmers Market, Inc	5,759
25,400		Sugi Pharmacy Co Ltd	1,361
2,500,027		Sun Art Retail Group Ltd	1,990
68,212		Sundrug Co Ltd	2,544
1,483,471	*	Supervalu, Inc	4,881
750,927		Sysco Corp	37,794
574,000		Taiwan TEA Corp	310
21,979,718	*	Tesco plc	48,391
27,900		Tsuruha Holdings, Inc	2,965
233,898	*	United Natural Foods, Inc	8,584
140,500		United Super Markets Holdings, Inc	1,486
1,909,754	*	US Foods Holding Corp	51,983
64,900		Valor Co Ltd	1,475
15,011		Village Super Market (Class A)	389
3,372,655		Walgreens Boots Alliance, Inc	264,113
7,662,150		Wal-Mart de Mexico SAB de C.V.	17,787
5,078,299		Wal-Mart Stores, Inc	384,326
18,855		Weis Markets, Inc	919
1,030,513		Wesfarmers Ltd	31,776
606,142		Whole Foods Market, Inc	25,525
4,379,385		WM Morrison Supermarkets plc	13,755
1,071,701		Woolworths Ltd	21,036
9,000	*	X 5 Retail Group NV (GDR)	312
7,400	e	Yakuodo Co Ltd	217
32,900		Yaoko Co Ltd	1,410
26,000	e	Yokohama Reito Co Ltd	245
		TOTAL FOOD & STAPLES RETAILING	1,625,351

FOOD, BEVERAGE & TOBACCO - 5.0%
1,064,741	*,e	a2 Milk Co Ltd	3,122
19,849		AarhusKarlshamn AB	1,450
554,118	*	Adecoagro S.A.	5,536
13,721	e	AGT Food & Ingredients, Inc	246
252,930		Agthia Group PJSC	385
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
413,785		Ajinomoto Co, Inc	$8,948
7,386		Alico, Inc	231
4,680,242		Altria Group, Inc	348,538
5,139,174		AMBEV S.A.	28,404
65,145	*,e	Amplify Snack Brands, Inc	628
186,546		Anadolu Efes Biracilik Ve Malt Sanayii AS	1,158
403,451		Anheuser-Busch InBev S.A.	44,561
89,100		Anhui Gujing Distillery Co Ltd	387
613,132		Archer Daniels Midland Co	25,371
12,100		Ariake Japan Co Ltd	843
74,513	e	Aryzta AG.	2,457
399,640		Asahi Breweries Ltd	15,051
1,444,819		Associated British Foods plc	55,289
58,373		Astral Foods Ltd	660
14,539		Atria Group plc	170
65,341		Austevoll Seafood ASA	555
271,618	*,e	Australian Agricultural Co Ltd	387
7,642	*	Avanti Feeds Ltd	177
655,544		AVI Ltd	4,760
130,117	e	B&G Foods, Inc (Class A)	4,632
120,260		Bakkafrost P	4,528
222,599		Balrampur Chini Mills Ltd	519
2,162		Barry Callebaut AG.	2,976
4,973,541	*	Becle SAB de C.V.	8,476
314,901	e	Bega Cheese Ltd	1,576
988		Bell AG.	473
47,891	e	Bellamy’s Australia Ltd	254
12,095	*,e	Belvedere S.A.	217
18,226		Binggrae Co Ltd	1,086
138,799	*,e	Biostime International Holdings Ltd	351
226,758	*	Blue Buffalo Pet Products, Inc	5,172
27,480		Bonduelle S.C.A.	1,030
32,532	*,e	Boston Beer Co, Inc (Class A)	4,299
353,286		BRF S.A.	4,180
151,304		British American Tobacco Malaysia BHD	1,530
4,279,019		British American Tobacco plc	291,585
2,627,921		Britvic plc	23,686
98,034		Brown-Forman Corp	4,833
186,745		Brown-Forman Corp (Class B)	9,076
260,500		Bumitama Agri Ltd	142
833,610		Bunge Ltd	62,187
211,467		C&C Group plc	777
47,512	e	Calavo Growers, Inc	3,281
67,274		Calbee, Inc	2,646
61,739	*,e	Cal-Maine Foods, Inc	2,445
499,697		Campbell Soup Co	26,059
53,922		Carlsberg AS (Class B)	5,762
179,600		Carlsberg Brewery-Malay BHD	628
171,214	*,e	Castle Brands, Inc	294
698,200		Century Pacific Food, Inc	249
2,054,000		Charoen Pokphand Enterprise	5,039
15,109,672		Charoen Pokphand Foods PCL	11,024
291,500		Charoen Pokphand Foods Public Co Ltd	213
6,618,000		China Agri-Industries Holdings Ltd	2,745
4,375,889	e,m	China Huishan Dairy Holdings Co Ltd	118
370,000	*	China Huiyuan Juice Group Ltd	116
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,962,946		China Mengniu Dairy Co Ltd	$5,810
984,000	*,e	China Modern Dairy Holdings	195
1,811,164		China Resources Beer Holdings Company Ltd	4,568
3,951,000	*,e,g	China Shengmu Organic Milk Ltd	789
988,000	*,e	China Yurun Food Group Ltd	130
401,315		Cia Cervecerias Unidas S.A.	5,263
8,371		CJ CheilJedang Corp	2,644
49,148	e	Clearwater Seafoods, Inc	433
159,756		Cloetta AB	658
230,040		Clover Industries Ltd	291
540,008		Coca-Cola Amatil Ltd	3,832
9,270		Coca-Cola Bottling Co Consolidated	2,122
7,751,632		Coca-Cola Co	347,661
200,037		Coca-Cola European Partners plc	8,105
465,541		Coca-Cola European Partners plc (Class A)	18,934
1,064,227		Coca-Cola Femsa S.A. de C.V.	9,017
391,275		Coca-Cola HBC AG.	11,507
72,094		Coca-Cola Icecek AS	827
85,300		Coca-Cola West Japan Co Ltd	2,470
2,194,000		Cofco International Ltd	930
1,670,000	*,e	COFCO Meat Holdings Ltd	334
4,067,231		ConAgra Foods, Inc	145,444
342,722		Constellation Brands, Inc (Class A)	66,396
7,469		Corby Spirit and Wine Ltd	122
448,192		Costa Group Holdings Ltd	1,672
1,429,811		Costco Wholesale Corp	228,670
92,537		Cott Corp (Toronto)	1,337
25,225	*	Craft Brewers Alliance, Inc	425
22,581		Crown Confectionery Co Ltd	479
262		Dae Han Flour Mills Co Ltd	43
84,858		Daesang Corp	1,962
47,347		Daesang Holdings Co Ltd	466
219,559	e	Dairy Crest Group plc	1,713
568,323	*	Darling International, Inc	8,945
8,291,418		Davide Campari-Milano S.p.A	58,618
179,582		Dean Foods Co	3,053
2,373,369		Diageo plc	70,137
786		Dongwon F&B Co Ltd	167
2,961		Dongwon Industries Co Ltd	836
527,871		Dr Pepper Snapple Group, Inc	48,094
5,900		Dydo Drinco, Inc	297
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	2
189,517		Easy Bio, Inc	1,115
95,606		Ebro Puleva S.A.	2,184
232,049		Embotelladora Andina S.A.	982
1,696,601		Embotelladoras Arca SAB de C.V.	12,750
1,672		Emmi AG.	1,259
30,100		Ezaki Glico Co Ltd	1,621
16,918	*	Farmer Bros Co	512
60,224		Farmsco	700
1,457,804		Felda Global Ventures Holdings BHD	581
794,109		Fevertree Drinks plc	17,665
1,378,268	e	First Resources Ltd	1,897
296,051	e	Flowers Foods, Inc	5,125
2,035,763		Fomento Economico Mexicano S.A. de C.V.	20,052
352,536	e	Fonterra Shareholders’ Fund	1,550
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
14,968		ForFarmers NV	$169
58,220		Freedom Foods Group Ltd	215
258,707		Fresh Del Monte Produce, Inc	13,171
48,297	*,e	Freshpet, Inc	802
258,973		Fuji Oil Co Ltd	5,991
14,032		Fujicco Co Ltd	321
7,400		Fujiya Co Ltd	165
636,447		General Mills, Inc	35,259
251,314		Genting Plantations BHD	646
1,719,000		GFPT PCL (Foreign)	981
128,394		Glanbia plc	2,511
8,146		Godfrey Phillips India Ltd	158
5,341,434		Golden Agri-Resources Ltd	1,455
729,132		GrainCorp Ltd-A	5,308
1,291,272		Great Wall Enterprise Co	1,371
469,196		Greencore Group plc	1,504
67,107	e	Greenyard Foods	1,590
337,980		Grieg Seafood ASA	2,354
1,574,315		Groupe Danone	118,164
219,280		Gruma SAB de C.V.	2,860
1,596,516		Grupo Bimbo S.A. de C.V. (Series A)	4,011
144,495		Grupo Herdez SAB de C.V.	312
599,248	e	Grupo Lala SAB de C.V.	1,098
141,245	*	Hain Celestial Group, Inc	5,483
3,919		Haitai Confectionery & Foods Co Ltd	64
578,440		Harim & Co Ltd	2,545
47,523		Heineken Holding NV	4,356
847,523		Heineken NV	82,409
595,575		Hershey Co	63,947
37,039		High Liner Foods, Inc	500
65,800		Hokuto Corp	1,158
161,000	e,g	Honworld Group Ltd	87
344,051		Hormel Foods Corp	11,736
158,066	*,e	Hostess Brands, Inc	2,545
28,117	*	Hotel Chocolat Group Ltd	129
40,952		House Foods Corp	1,027
477,200		Ichitan Group PCL	123
298,631		Imperial Tobacco Group plc	13,420
810,078		Indofood Agri Resources Ltd	283
2,325,030		Indofood CBP Sukses Makmur Tbk	1,536
380,800	e	Industrias Bachoco SAB de C.V.	1,820
135,351	e	Inghams Group Ltd	351
218,149		Ingredion, Inc	26,006
2,346,897		IOI Corp BHD	2,432
5,599,443		ITC Ltd	28,011
35,700		Ito En Ltd	1,303
184,500		Itoham Yonekyu Holdings, Inc	1,674
59,501		J&J Snack Foods Corp	7,858
141,140		J.M. Smucker Co	16,701
1,692,209		Japan Tobacco, Inc	59,478
868,300	e	Japfa Ltd	406
684,997		JBS S.A.	1,350
17,092		Jinro Ltd	348
35,753		John B. Sanfilippo & Son, Inc	2,256
8,800		J-Oil Mills, Inc	313
367,625		Juhayna Food Industries	158
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
49,873		Kagome Co Ltd	$1,519
9,100		Kameda Seika Co Ltd	445
69,597		Kaveri Seed Co Ltd	703
427,511		Kellogg Co	29,695
7,400	e	Kenko Mayonnaise Co Ltd	213
559,421		Kerry Group plc (Class A)	48,132
37,900		KEY Coffee, Inc	742
2,044,660		Khon Kaen Sugar Industry PCL	272
111,871		Kikkoman Corp	3,579
1,124,490		Kirin Brewery Co Ltd	22,938
51,396		Koninklijke Wessanen NV	871
15,400		Kotobuki Spirits Co Ltd	504
4,012,472		Kraft Heinz Co	343,628
82,508		KRBL Ltd	483
298,994		KT&G Corp	30,585
458,351		Kuala Lumpur Kepong BHD	2,656
1,395		KWS Saat AG.	549
34,458		La Doria S.p.A	411
625,150		Lamb Weston Holdings, Inc	27,532
70,646		Lancaster Colony Corp	8,663
55,928	*	Landec Corp	831
1,115,312		Leroy Seafood Group ASA	6,057
637,000	*,e	Leyou Technologies Holdings Ltd	160
480,432		Lien Hwa Industrial Corp	445
11,540	*	Lifeway Foods, Inc	108
24,812	e	Limoneira Co	586
255		Lindt & Spruengli AG.	1,479
27		Lindt & Spruengli AG. (Registered)	1,883
648		Lotte Chilsung Beverage Co Ltd	971
5,913		Lotte Confectionery Co Ltd	1,025
465		Lotte Samkang Co Ltd	259
307,180		M Dias Branco S.A.	4,571
18,940	*	Maeil Dairies Co Ltd	1,237
17,011		Maeil Dairy Industry Co Ltd	407
138,600		Malee Group PCL	162
61,460		Maple Leaf Foods, Inc	1,552
153,500	*	Marfrig Global Foods S.A.	313
198,000		Marudai Food Co Ltd	927
236,400		Maruha Nichiro Corp	6,249
123,147		McCormick & Co, Inc	12,008
37,367		McLeod Russel India Ltd	100
121,400		Megmilk Snow Brand Co Ltd	3,382
90,768		MEIJI Holdings Co Ltd	7,360
25,560	e	Mgp Ingredients, Inc	1,308
77,300		Minerva S.A.	287
68,600		Mitsui Sugar Co Ltd	1,987
1,695,040		Molson Coors Brewing Co (Class B)	146,350
7,418,080		Mondelez International, Inc	320,387
4,327,876	*	Monster Beverage Corp	215,009
53,860		Morinaga & Co Ltd	3,054
155,000		Morinaga Milk Industry Co Ltd	1,178
29,397		Muhak Co Ltd	610
13,000		Nagatanien Co Ltd	164
55,000		Namchow Chemical Industrial Ltd	116
252		Namyang Dairy Products Co Ltd	168
70,593	e	National Beverage Corp	6,605
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
4,361	*,e	Naturex	$460
33,079		Nestle India Ltd	3,447
3,010,407		Nestle S.A.	262,561
183,900		Nichirei Corp	5,157
5,900		Nippon Beet Sugar Manufacturing Co Ltd	113
125,500		Nippon Flour Mills Co Ltd	2,014
357,705		Nippon Meat Packers, Inc	10,881
439,113		Nippon Suisan Kaisha Ltd	2,573
457,000		Nisshin Oillio Group Ltd	2,680
241,907		Nisshin Seifun Group, Inc	3,977
49,673		Nissin Food Products Co Ltd	3,106
2,219		Nong Shim Co Ltd	655
1,111		Nong Shim Holdings Co Ltd	119
45,084		Norway Royal Salmon ASA	688
90,011		Oceana Group Ltd	625
183,878		Omega Protein Corp	3,291
246,944		Origin Enterprises plc	1,800
5,433	m	Orion Corp	3,789
11,712		Orior AG.	931
268,333		Orkla ASA	2,727
1,220		Ottogi Corp	842
1,112,762		PAN Fish ASA	19,038
3,901,416		PepsiCo, Inc	450,574
42,097		Pernod-Ricard S.A.	5,637
615		Philip Morris CR	406
4,640,316		Philip Morris International, Inc	545,005
142,642	*	Pilgrim’s Pride Corp	3,127
2,791,859		Pinnacle Foods, Inc	165,836
123,418		Pioneer Foods Ltd	1,278
939,746	*,n	Post Holdings, Inc	72,971
515,391		PPB Group BHD	2,060
474,110	*	Premier Foods plc	250
67,330		Premium Brands Holdings Corp	4,831
676,000		Prima Meat Packers Ltd	3,971
50,167	*	Primo Water Corp	637
5,692,200		PT Austindo Nusantara Jaya	677
7,410,700	*	PT BW Plantation Tbk	136
6,482,218		PT Charoen Pokphand Indonesia Tbk	1,541
1,114,311		PT Gudang Garam Tbk	6,552
9,213,000		PT Hanjaya Mandala Sampoerna Tbk	2,654
4,467,591		PT Indofood Sukses Makmur Tbk	2,885
2,957,700		PT Japfa Comfeed Indonesia Tbk	301
956,900		PT Nippon Indosari Corpindo Tbk	88
2,004,900		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	206
7,021,600		PT Salim Ivomas Pratama Tbk	290
1,454,500		PT Sawit Sumbermas Sarana Tbk	183
1,915,500		PT Tunas Baru Lampung Tbk	212
63		Pulmuone Co Ltd	7
132,100		Q.P. Corp	3,469
608,859		QAF Ltd	562
775,850		QL Resources BHD	893
40,447	g	Refresco Gerber NV	825
250,218		Remy Cointreau S.A.	29,166
932,129		Reynolds American, Inc	60,626
12,000,000		RFM Corp	1,058
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
88,003		Rhodes Food Group Pty Ltd	$153
15,800		Riken Vitamin Co Ltd	619
56,600		Rock Field Co Ltd	973
275,423	e	Rogers Sugar, Inc	1,347
24,300		Rokko Butter Co Ltd	575
134,365		Royal Unibrew A.S.	6,445
10,800		S Foods, Inc	397
1,891		Sajo Industries Co Ltd	133
20,855		Sakata Seed Corp	649
239,863		Salmar ASA	5,946
1,549		Samlip General Foods Co Ltd	246
2,054		Samyang Corp	185
2,307		Samyang Foods Co Ltd	102
10,290		Samyang Holdings Corp	1,102
55,202		Sanderson Farms, Inc	6,384
115,300		Sao Martinho S.A.	599
202,100		Sapporo Holdings Ltd	5,572
176,732		Saputo, Inc	5,622
33,697		Scandi Standard AB	244
95,040		Scandinavian Tobacco Group A.S.	1,547
66,117		Schouw & Co	7,095
549		Seaboard Corp	2,193
46,998	e	Select Harvests Ltd	177
13,006	*	Seneca Foods Corp	404
227,100	*	Shanghai Dajiang Group	126
70,000	e	Showa Sangyo Co Ltd	385
41,200		SLC Agricola S.A.	262
167,187		Snyder’s-Lance, Inc	5,788
425,290		Standard Foods Corp	1,142
4,400		Starzen Co Ltd	192
314,215		Stock Spirits Group plc	696
35,524		Strauss Group Ltd	695
47,747		Suedzucker AG.	997
321,783		Suntory Beverage & Food Ltd	14,957
185,920		Swedish Match AB	6,550
109,100		Takara Holdings, Inc	1,138
147,400		Taokaenoi Food & Marketing PCL	97
361,332		Tassal Group Ltd	1,058
468,899		Tata Tea Ltd	1,092
915,247		Tate & Lyle plc	7,888
1,933,000	e	Tenwow International Holdings Ltd	384
1,424,909		Thai Union Group PCL	885
205,300		Thai Union Group PCL	128
1,225,000		Thai Vegetable Oil PCL	1,091
1,222,600	*	Thaifoods Group PCL	219
1,691,000	e	Tibet 5100 Water Resources Holdings Ltd	661
1,366,600	*	Tiga Pilar Sejahtera Food Tbk	171
182,845		Tiger Brands Ltd	5,141
2,107,190		Tingyi Cayman Islands Holding Corp	2,500
73,522		Tongaat Hulett Ltd	655
34,680	e	Tootsie Roll Industries, Inc	1,209
72,546		Toyo Suisan Kaisha Ltd	2,783
766,354		Treasury Wine Estates Ltd	7,749
146,724	*,e	TreeHouse Foods, Inc	11,986
417,579		Tsingtao Brewery Co Ltd	1,848
164,000		Ttet Union Corp	514
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
10,822	*	Turning Point Brands, Inc	$166
800,004		Tyson Foods, Inc (Class A)	50,104
157,654		Ulker Biskuvi Sanayi AS	995
5,063,977		Uni-President Enterprises Corp	10,150
70,325	*	United Spirits Ltd	2,609
48,605		Universal Corp	3,145
958,914		Universal Robina	3,098
392,903		Vector Group Ltd	8,377
583,056		Vina Concha y Toro S.A.	901
26,424		Viscofan S.A.	1,566
3,518,614	e	Want Want China Holdings Ltd	2,374
42,600		Warabeya Nichiyo Co Ltd	1,176
287,000	*	Wei Chuan Food Corp	178
15,130,818	g	WH Group Ltd	15,279
1,942,808		Wilmar International Ltd	4,726
81,631		Yakult Honsha Co Ltd	5,564
155,916		Yamazaki Baking Co Ltd	3,108
645,000	e	Yashili International	125
261,000		Yihai International Holding Ltd	164
2,528,000	*	YuanShengTai Dairy Farm Ltd	120
466,500	e	Zhou Hei Ya International Holdings Co Ltd	468
10,223		Zydus Wellness Ltd	134
		TOTAL FOOD, BEVERAGE & TOBACCO	5,937,164

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
19,451	*,e	AAC Holdings, Inc	135
43,092		Abaxis, Inc	2,285
8,070,953		Abbott Laboratories	392,329
104,369	*	Abiomed, Inc	14,956
244,086	*,e	Acadia Healthcare Co, Inc	12,053
157,856	*	Accuray, Inc	750
160,053		Aceto Corp	2,473
22,589	*	Addus HomeCare Corp	840
134,857		Advanced Medical Solutions Group plc	509
883,063		Aetna Inc	134,075
491,896	*	AGFA-Gevaert NV	2,393
155,808	*	Alere, Inc	7,820
252,255		Alfresa Holdings Corp	4,877
3,562,659	*,e	Alibaba Health Information Technology Ltd	1,696
93,211	*	Align Technology, Inc	13,993
29,600	*	Alliar Medicos A Frente S.A.	157
484,098	*	Allscripts Healthcare Solutions, Inc	6,177
25,144	*	Almost Family, Inc	1,550
28,777		Ambu A.S.	1,855
70,977	*	Amedisys, Inc	4,458
19,011	*,e	American Renal Associates Holdings, Inc	353
712,410		AmerisourceBergen Corp	67,344
93,742	*	AMN Healthcare Services, Inc	3,661
314,083		Amplifon S.p.A.	4,145
34,547		Analogic Corp	2,510
227,831	*	Angiodynamics, Inc	3,693
28,416	*	Anika Therapeutics, Inc	1,402
244,890		Ansell Ltd	4,466
284,001	*,e	Antares Pharma, Inc	914
874,545		Anthem, Inc	164,528
79,993		Apollo Hospitals Enterprise Ltd	1,576
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
10,400		As One Corp	$487
38,400		Asahi Intecc Co Ltd	1,747
48,875	*,e	athenahealth, Inc	6,869
62,624	*	AtriCure, Inc	1,519
6,045		Atrion Corp	3,889
192,697		Attendo AB	2,349
3,117,527		Australian Pharmaceutical Industries Ltd	4,563
55,026	*	AxoGen, Inc	922
1,041,550		Bangkok Chain Hospital PCL	417
4,187,745		Bangkok Dusit Medical Services PCL	2,366
107,993		Bard (C.R.), Inc	34,138
2,012,210		Baxter International, Inc	121,819
273,863		Becton Dickinson & Co	53,433
12,556	*,e,g	Biocartis NV	147
221,785	*,e	BioScrip, Inc	602
170,589	*	BioTelemetry, Inc	5,706
31,000		Bioteque Corp	85
77,000		BML, Inc	1,498
9,108		Boditech Med, Inc	131
7,736,811	*	Boston Scientific Corp	214,464
731,535	*	Brookdale Senior Living, Inc	10,761
418,865		Bumrungrad Hospital PCL (Foreign)	2,114
120,518		Cantel Medical Corp	9,390
226,672	g	Capio AB	1,386
51,774	*	Capital Senior Living Corp	787
1,055,320		Cardinal Health, Inc	82,231
175,840	*	Cardiovascular Systems, Inc	5,667
70,260		Carl Zeiss Meditec AG.	3,655
125,956	*,e	Castlight Health, Inc	523
153		Celesio AG.	5
1,101,337	*	Centene Corp	87,975
860,758	*	Cerner Corp	57,215
202,261	*,e	Cerus Corp	508
26,899	*	CHA Bio & Diostech Co Ltd	293
38,789		Chemed Corp	7,934
1,092,500		China NT Pharma Group Co Ltd	236
322,000		China Pioneer Pharma Holdings Ltd	106
406,500	e	China Resources Phoenix Healthcare Holdings Co Ltd	500
2,645,800		Chularat Hospital PCL	190
2,066,675		Cigna Corp	345,941
63,014	*	Civitas Solutions, Inc	1,103
92,674		Cochlear Ltd	11,069
97,290		Coloplast AS	8,132
189,763	*	Community Health Systems, Inc	1,890
18,810		CompuGroup Medical AG.	1,055
22,407	e	Computer Programs & Systems, Inc	735
78,603	*,e	ConforMIS, Inc	337
54,437		Conmed Corp	2,773
939,985	*	ConvaTec Group plc	3,908
132,743		Cooper Cos, Inc	31,781
900,000	e	Cordlife Group Ltd	631
169,615	*,e	Corindus Vascular Robotics, Inc	315
48,082	*	Corvel Corp	2,281
161,442	*	Cotiviti Holdings, Inc	5,996
56,342	*	CRH Medical Corp	321
162,530	*	Cross Country Healthcare, Inc	2,098
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
63,951	*	CryoLife, Inc	$1,276
77,969	*	Cutera, Inc	2,019
43,459		CVS Group plc	713
154,300	*,e	CYBERDYNE, Inc	2,056
50,000	e	Daiken Medical Co Ltd	357
1,369,668		Danaher Corp	115,586
485,701	*	DaVita, Inc	31,454
324,596		Dentsply Sirona, Inc	21,047
194,790	*	DexCom, Inc	14,249
73,779		DiaSorin S.p.A.	5,667
6,712	*,e	DIO Corp	194
295,852	*	Diplomat Pharmacy, Inc	4,379
11,743	*	Dr Lal PathLabs Ltd	142
37,897		Draegerwerk AG.	3,993
9,565		Draegerwerk AG. & Co KGaA	770
898,589	*	Edwards Lifesciences Corp	106,249
10,400		Eiken Chemical Co Ltd	314
53,141		El.En. S.p.A	1,690
248,672	e	Elekta AB (B Shares)	2,353
44,924		EMIS Group plc	539
159,167	*,e	Endologix, Inc	774
95,869		Ensign Group, Inc	2,087
24,387	*,e	Entellus Medical, Inc	404
366,701	*	Envision Healthcare Corp	22,981
302,491		Essilor International S.A.	38,481
1,826,167	e	Estia Health Ltd	4,280
76,135	*,e	Evolent Health, Inc	1,930
27,364	*	Exactech, Inc	815
1,815,028	*	Express Scripts Holding Co	115,871
412,474	e	Extendicare, Inc	3,292
382,326	*,e	Fagron NV	4,704
487,652		Fisher & Paykel Healthcare Corp	4,093
338,000		Fleury S.A.	2,734
21,794	*	FONAR Corp	605
1,000,000	*	Fortis Healthcare Ltd	2,503
242,790		Fresenius Medical Care AG.	23,428
355,692		Fresenius SE	30,537
14,500		Fukuda Denshi Co Ltd	1,047
68,403	*,e	Genesis Health Care, Inc	119
85,335	*	GenMark Diagnostics, Inc	1,009
196,931		Getinge AB (B Shares)	3,857
33,000		Ginko International Co Ltd	252
125,755	*,e	Glaukos Corp	5,215
139,276	*	Globus Medical, Inc	4,617
503,770	e	GN Store Nord	14,710
860,000		Golden Meditech Holdings Ltd	122
70,800		Green Hospital Supply, Inc	2,206
13,144	e	Guerbet	1,177
117,993	*	Haemonetics Corp	4,660
169,072	*	Halyard Health, Inc	6,641
240,000	e,g	Harmonicare Medical Holdings Ltd	122
1,432,600		Hartalega Holdings BHD	2,464
1,118,944	*,e	HCA Holdings, Inc	97,572
161,115	*	HealthEquity, Inc	8,028
521,901		Healthscope Ltd	887
335,961		Healthsouth Corp	16,260
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
51,680	*	HealthStream, Inc	$1,360
104,083	*	Henry Schein, Inc	19,049
136,060		Hill-Rom Holdings, Inc	10,832
340,482	*	HMS Holdings Corp	6,299
37,694		Hogy Medical Co Ltd	2,513
706,654	*	Hologic, Inc	32,068
239,636		Hoya Corp	12,476
11,000	e	Humana AB	82
857,490		Humana, Inc	206,329
2,609		Huons Global Co Ltd	89
35,521	*	ICU Medical, Inc	6,127
338,857	*	Idexx Laboratories, Inc	54,698
1,234,542		IHH Healthcare BHD	1,654
101,900	*	iKang Healthcare Group, Inc (ADR)	1,250
6,732		InBody Co Ltd	160
83,488	*	Inogen Inc	7,966
148,530	*,e	Inovalon Holdings, Inc	1,953
37,400		Instituto Hermes Pardini S.A.	271
115,000	*	Insulet Corp	5,901
60,936	*	Integer Holding Corp	2,635
121,917	*	Integra LifeSciences Holdings Corp	6,646
5,382		Interojo Co Ltd	167
171,202	*	Intuitive Surgical, Inc	160,137
109,520	e	Invacare Corp	1,446
48,623		Ion Beam Applications	2,680
156,950	*	iRhythm Technologies, Inc	6,669
6,332		i-SENS Inc	152
50,100	e	Japan Lifeline Co Ltd	2,119
769,900	e	Japara Healthcare Ltd	1,243
58,000		Jeol Ltd	304
80,022	*	K2M Group Holdings, Inc	1,949
166,579		Kindred Healthcare, Inc	1,941
29,486		Korian-Medica	1,006
597,800		Kossan Rubber Industries	887
822,773		KPJ Healthcare BHD	809
337,839	*	Laboratory Corp of America Holdings	52,074
18,482		Landauer, Inc	967
110,497	*	Lantheus Holdings, Inc	1,950
9,087		Le Noble Age	622
106,826		LeMaitre Vascular, Inc	3,335
130,912	*	LHC Group, Inc	8,888
4,880	e	Lifco AB	157
2,087,650		Life Healthcare Group Holdings Pte Ltd	4,090
64,193	*	LifePoint Hospitals, Inc	4,311
1,524,000	*,e	Lifetech Scientific Corp	361
95,940	*	LivaNova plc	5,872
10,360		Lutronic Corp	105
117,935		M3, Inc	3,253
154,847	*	Magellan Health Services, Inc	11,288
36,800		Mani, Inc	964
186,312	*	Masimo Corp	16,988
26,607	*	Mazor Robotics Ltd	458
475,071		McKesson Corp	78,168
72,803		Medical Facilities Corp	822
12,015		Medicare Group	269
299,378		Mediceo Paltac Holdings Co Ltd	5,551
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
362,851	e	Mediclinic International plc	$3,510
111,390	*	Medidata Solutions, Inc	8,711
5,185	*	Medipost Co Ltd	280
219,270	*	MEDNAX, Inc	13,237
3,650,301		Medtronic plc	323,964
28,400		Menicon Co Ltd	933
83,243		Meridian Bioscience, Inc	1,311
105,906	*	Merit Medical Systems, Inc	4,040
759,291		Metlifecare Ltd	2,988
143,500		Microlife Corp	354
817,752		Microport Scientific Corp	644
57,239		Miraca Holdings, Inc	2,578
324,000		Modern Dental Group Ltd	129
327,772	*	Molina Healthcare, Inc	22,675
18,936		Nagaileben Co Ltd	441
21,000		Nakanishi, Inc	852
677,519	*	Nanosonics Ltd	1,323
35,132	*,e	NantHealth, Inc	149
33,696	*	Narayana Hrudayalaya Ltd	164
21,980		National Healthcare Corp	1,542
19,781		National Research Corp	532
194,109	*	Natus Medical, Inc	7,240
73,375	*	Neogen Corp	5,071
941,312		Network Healthcare Holdings Ltd	1,851
4,830		Neuca S.A.	508
230,572	*,e	Nevro Corp	17,161
195,500	*	New Century Healthcare Holding Co Ltd	193
225,400		Nichii Gakkan Co	2,239
51,000		Nihon Kohden Corp	1,181
42,767		Nikkiso Co Ltd	412
284,400		Nipro Corp	3,712
171,191		NMC Health plc	4,878
38,566	e,g	NNIT A.S.	1,176
113,907	*,e	Novocure Ltd	1,971
420,291	*	NuVasive, Inc	32,329
128,590	*	NxStage Medical, Inc	3,224
16,878	*,e	Obalon Therapeutics, Inc	167
233,970		Odontoprev S.A.	823
509,282		Olympus Corp	18,659
72,850	*	Omnicell, Inc	3,140
437,129	*	OraSure Technologies, Inc	7,545
192,768		Oriola-KD Oyj (B Shares)	807
28,173		Orpea	3,141
171,020	*	Orthofix International NV	7,949
8,067	*	Osstem Implant Co Ltd	370
121,274	e	Owens & Minor, Inc	3,904
61,406	*	Oxford Immunotec Global plc	1,033
55,600		Paramount Bed Holdings Co Ltd	2,432
165,110		Patterson Cos, Inc	7,752
57,863	*,e	Penumbra, Inc	5,077
108,356	*	PharMerica Corp	2,844
39,600	e	Phonak Holding AG.	6,442
79,000	*,m	Pihsiang Machinery Manufacturing Co Ltd	45
360,263	*	Premier, Inc	12,969
1,051,274		Primary Health Care Ltd	2,940
119,121	*	Providence Service Corp	6,029
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
230,062	*	PT Siloam International Hospitals Tbk	$195
18,036	*,e	Pulse Biosciences, Inc	623
2,056,000	*	PW Medtech Group Ltd	435
213,487		Qualicorp S.A.	1,849
155,894	*	Quality Systems, Inc	2,683
538,830		Quest Diagnostics, Inc	59,896
54,956	*	Quidel Corp	1,491
159,110	*	Quorum Health Corp	660
52,480	*	Quotient Ltd	386
198,149	*	R1 RCM, Inc	743
98,698	*	RadNet, Inc	765
630,384	e	Raffles Medical Group Ltd	614
224,758		Ramsay Health Care Ltd	12,717
14,326		RaySearch Laboratories AB	401
374,535	e	Regis Healthcare Ltd	1,132
8,001,800		Religare Health Trust	5,202
225,223		Resmed, Inc	17,538
21,452	e	Rhoen Klinikum AG.	627
211,000		Rion Co Ltd	3,256
94,796	*,e	Rockwell Medical, Inc	752
172,616	*	RTI Biologics, Inc	1,010
333,096		Ryman Healthcare Ltd	2,024
26,960	e	Sartorius AG.	2,607
18,480		Sartorius Stedim Biotech	1,433
1,551,540		Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,808
209,984	*	Select Medical Holdings Corp	3,223
1,904,415		Shandong Weigao Group Medical Polymer Co Ltd	1,494
673,640		Shanghai Pharmaceuticals Holding Co Ltd	2,006
95,104	e	Sienna Senior Living, Inc	1,318
28,120	*	Sientra, Inc	273
2,804,320		Sigma Healthcare Ltd	1,929
21,487		Simulations Plus, Inc	265
1,148,671		Sinopharm Group Co	5,190
706,434		Smith & Nephew plc	12,199
1,681,714		Sonic Healthcare Ltd	31,311
86,472	*	Spectranetics Corp	3,321
442,438	g	Spire Healthcare Group plc	1,870
30,000		St. Shine Optical Co Ltd	628
81,023	*	Staar Surgical Co	875
316,365		STERIS plc	25,784
12,540		STRATEC Biomedical AG.	823
3,285		Straumann Holding AG.	1,871
563,567		Stryker Corp	78,212
4,234		Suheung Capsule Co Ltd	131
493,472	e	Summerset Group Holdings Ltd	1,717
996,400		Supermax Corp BHD	462
37,058	*	Surgery Partners, Inc	843
48,654	*	SurModics, Inc	1,370
127,445		Suzuken Co Ltd	4,242
66,653		Sysmex Corp	3,989
18,353	*	Tabula Rasa HealthCare, Inc	276
18,178	*,e	Tactile Systems Technology, Inc	520
106,163	*,e	Teladoc, Inc	3,684
61,044		Teleflex, Inc	12,682
304,983	*,e	Tenet Healthcare Corp	5,898
225,976		Terumo Corp	8,917
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
101,223	*	Tivity Health, Inc	$4,034
119,500		Toho Pharmaceutical Co Ltd	2,357
6,700		Tokai Corp (GIFU)	266
2,197,800		Top Glove Corp BHD	2,944
2,762,000	e	Town Health International Medical Group Ltd	241
151,406	*	Triple-S Management Corp (Class B)	2,560
33,800		Tsuki Corp	198
1,070,958		United Drug plc	12,079
2,859,226		UnitedHealth Group, Inc	530,158
600,782		Universal Health Services, Inc (Class B)	73,343
2,514,500	e,g	Universal Medical Financial & Technical Advisory Services Co Ltd	2,010
26,991		US Physical Therapy, Inc	1,630
7,334		Utah Medical Products, Inc	531
5,784		Value Added Technologies Co Lt	141
111,509	*,e	Varex Imaging Corp	3,769
129,748	*	Varian Medical Systems, Inc	13,389
99,804	*	VCA Antech, Inc	9,213
453,688	*	Veeva Systems, Inc	27,816
2,866,400		Vibhavadi Medical Center PCL (Foreign)	228
5,104		Vieworks Co Ltd	256
266,538	*,e	ViewRay, Inc	1,724
260,196		Virtus Health Ltd	1,075
66,600		VITAL KSK Holdings, Inc	543
29,720	*,e	Viveve Medical, Inc	213
55,261	*	Vocera Communications, Inc	1,460
393,449	*	WellCare Health Plans, Inc	70,648
99,388		West Pharmaceutical Services, Inc	9,394
86,172	*	William Demant Holding A.S.	2,230
207,045	*,e	Wright Medical Group NV	5,692
9,690		Ypsomed Holding AG.	1,965
484,771		Zimmer Holdings, Inc	62,245
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,266,950

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
22,484		Able C&C Co Ltd	507
33,522		Amorepacific Corp	8,903
9,274		Amorepacific Corp (Preference)	1,508
214,337		Asaleo Care Ltd	242
2,708	*	Avon Products, Inc	10
56,121		Bajaj Corp Ltd	331
76,845		Beiersdorf AG.	8,083
6,384		Bioland Ltd	100
9,375	e	Blackmores Ltd	691
254,017	*,e	Central Garden & Pet Co	8,075
154,851	*	Central Garden and Pet Co (Class A)	4,649
30,000		Chlitina Holding Ltd	138
469,515		Church & Dwight Co, Inc	24,358
4,204		CLIO Cosmetics Co Ltd	143
131,047		Clorox Co	17,461
3,541,374		Colgate-Palmolive Co	262,522
2,592		Cosmax BTI, Inc	67
5,097	e	Cosmax, Inc	513
620,817		Coty, Inc	11,647
845,868		Dabur India Ltd	3,821
48,100		Dr Ci:Labo Co Ltd	1,818
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
9,300		Earth Chemical Co Ltd	$479
139,162	*	Edgewell Personal Care Co	10,579
57,694		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	78
40,995	*,e	elf Beauty, Inc	1,115
264,694		Energizer Holdings, Inc	12,711
579,041	*	Essity AB	15,843
1,832,035		Estee Lauder Cos (Class A)	175,839
44,200	*,e	Euglena Co Ltd	464
15,446		Eveready Industries India Ltd	81
146,000		Fancl Corp	2,684
9,381		Gillette India Ltd	742
171,522		Godrej Consumer Products Ltd	2,567
172,899	*,m	Godrej Consumer Products Ltd (TEMP)	2,588
69,000		Grape King Industrial Co	459
574,647		Hengan International Group Co Ltd	4,239
43,131		Henkel KGaA	5,225
310,866		Henkel KGaA (Preference)	42,866
172,717	*,e	Herbalife Ltd	12,320
1,095,851		Hindustan Lever Ltd	18,297
234,757	*	HRG Group, Inc	4,158
22,608		Inter Parfums S.A.	855
77,697		Inter Parfums, Inc	2,848
2,556		It’s Skin Co Ltd	99
54,073		Jyothy Laboratories Ltd	297
557,309		Kao Corp	33,137
238,350		Karex BHD	94
1,024,103		Kimberly-Clark Corp	132,222
1,493,016		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	3,159
32,800		Kobayashi Pharmaceutical Co Ltd	1,949
5,904		Kolmar BNH Co Ltd	104
9,487		Korea Kolmar Co Ltd	598
5,095		Korea Kolmar Holdings Co Ltd	143
25,200		Kose Corp	2,764
9,750		LG Household & Health Care Ltd	8,472
2,203		LG Household & Health Care Ltd (Preference)	1,198
702,800		Lion Corp	14,577
637,434		L’Oreal S.A.	132,914
51,079		Mandom Corp	2,771
959,435		Marico Ltd	4,663
63,422		Medifast, Inc	2,630
273,924	*	Microbio Co Ltd	215
9,000		Milbon Co Ltd	506
165,798		Natura Cosmeticos S.A.	1,286
14,081		Natural Health Trends Corp	392
23,186		Nature’s Sunshine Products, Inc	307
11,300		Noevir Holdings Co Ltd	576
164,664		Nu Skin Enterprises, Inc (Class A)	10,347
16,995		Nutraceutical International Corp	708
7,555	*	NUTRIBIOTECH Co Ltd	138
1,045,000		NVC Lighting Holdings Ltd	114
9,913		Oil-Dri Corp of America	416
54,937		Ontex Group NV	1,952
17,828	e	Orchids Paper Products Co	231
32,702	*	Oriflame Holding AG.	1,229
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
29,309		Pacific Corp	$3,331
212,300		Pigeon Corp	7,718
176,300	*	Pola Orbis Holdings, Inc	4,664
6,487,029		Procter & Gamble Co	565,345
6,890,900		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	257
2,431,029		PT Unilever Indonesia Tbk	8,901
199,153		PZ Cussons plc	888
624,794		Reckitt Benckiser Group plc	63,337
23,739	*	Revlon, Inc (Class A)	563
6,867	*	Sansung Life & Science Co Ltd	99
273,691		Shiseido Co Ltd	9,756
129,569	e	Spectrum Brands, Inc	16,201
24,000		TCI Co Ltd	153
3,764	e	Tonymoly Co Ltd	68
300,099		Uni-Charm Corp	7,555
2,775,611		Unilever NV	153,219
1,539,602		Unilever plc	83,320
109,717	*	USANA Health Sciences, Inc	7,033
400,000		Vinda International Holdings Ltd	809
27,224		WD-40 Co	3,004
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,969,053

INSURANCE - 4.2%
149,212		Admiral Group plc	3,894
570,859		Aegon NV	2,922
377,431		Aflac, Inc	29,319
133,210		Ageas	5,365
14,471,914		AIA Group Ltd	105,882
16,062	*	Alleghany Corp	9,554
564,863		Allianz AG.	111,471
156,235		Allied World Assurance Co Holdings Ltd	8,265
754,430		Allstate Corp	66,722
179,472		Alm Brand AS	1,599
177,734	*	AMBAC Financial Group, Inc	3,084
235,103		American Equity Investment Life Holding Co	6,179
121,974		American Financial Group, Inc	12,121
7,962,092		American International Group, Inc	497,790
8,277		American National Insurance Co	964
40,022		Amerisafe, Inc	2,279
180,254	e	Amtrust Financial Services, Inc	2,729
87,806		Anadolu Hayat Emeklilik AS	138
208,804		Anadolu Sigorta	167
94,700	e	Anicom Holdings, Inc	2,078
134,490		Aon plc	17,880
207,050	*	Arch Capital Group Ltd	19,316
490,126		Argo Group International Holdings Ltd	29,702
130,622		Arthur J. Gallagher & Co	7,478
189,169		Aspen Insurance Holdings Ltd	9,430
364,995		ASR Nederland NV	12,308
495,286		Assicurazioni Generali S.p.A.	8,175
106,575		Assurant, Inc	11,051
293,418		Assured Guaranty Ltd	12,247
2,463,157	*	Athene Holding Ltd	122,197
31,609	*	Atlas Financial Holdings, Inc	471
7,447,293		Aviva plc	51,084
22,553		AvivaSA Emeklilik ve Hayat AS.	131
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,638,900		AXA S.A.	$99,645
141,556		Axis Capital Holdings Ltd	9,153
33,319		Bajaj Finserv Ltd	2,121
19,477		Baldwin & Lyons, Inc (Class B)	477
11,333		Baloise Holding AG.	1,755
708,474		BB Seguridade Participacoes S.A.	6,127
1,146,359		Beazley plc	7,291
4,353,452	*	Berkshire Hathaway, Inc (Class B)	737,344
11,309		Blue Capital Reinsurance Holdings Ltd	207
158,374		Brown & Brown, Inc	6,821
8,531,316		Cathay Financial Holding Co Ltd	14,043
156,690		Chesnara plc	790
1,954,394		China Insurance International Holdings Co Ltd	4,955
8,440,990		China Life Insurance Co Ltd	25,796
3,217,016		China Life Insurance Co Ltd (Taiwan)	3,207
5,883,839		China Pacific Insurance Group Co Ltd	24,057
3,292,111		Chubb Ltd	478,607
142,770		Cincinnati Financial Corp	10,344
93,928	*,e	Citizens, Inc (Class A)	693
12,873	*	Clal Insurance	218
49,933		CNA Financial Corp	2,434
298,047		CNP Assurances	6,690
550,288		Conseco, Inc	11,490
3,630,000	*	Convoy Financial Holdings Ltd	53
493,879		Corp Mapfre S.A.	1,729
45,589		Crawford & Co (Class B)	424
1,912,811		Dai-ichi Mutual Life Insurance Co	34,720
863,366		Direct Line Insurance Group plc	3,998
367,490		Discovery Holdings Ltd	3,594
27,835		Donegal Group, Inc (Class A)	443
44,784		Dongbu Insurance Co Ltd	2,661
20,000	e	Dream Incubator, Inc	381
31,859	*	eHealth, Inc	599
17,581		EMC Insurance Group, Inc	488
63,019		Employers Holdings, Inc	2,666
22,294	*	Enstar Group Ltd	4,429
38,040		Erie Indemnity Co (Class A)	4,758
778,513		esure Group plc	3,059
31,755		Euler Hermes S.A.	3,772
87,499		Everest Re Group Ltd	22,276
17,521		Fairfax Financial Holdings Ltd	7,593
19,755		FBL Financial Group, Inc (Class A)	1,215
76,842		Federated National Holding Co	1,229
22,702	e	Fidelity & Guaranty Life	705
392,080		First American Financial Corp	17,522
598,219		FNF Group	26,818
1,264,634	e	Fondiaria-Sai S.p.A	2,774
1,370,369	*	Genworth Financial, Inc (Class A)	5,166
278,228		Gjensidige Forsikring BA	4,749
21,287	*	Global Indemnity Ltd	825
410,196		Great-West Lifeco, Inc	11,118
59,992	*	Greenlight Capital Re Ltd (Class A)	1,254
139,191		Grupo Catalana Occidente S.A.	5,868
45,657	*	Hallmark Financial Services	515
71,847		Hannover Rueckversicherung AG.	8,630
42,631		Hanover Insurance Group, Inc	3,778
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
138,041		Hanwha Non-Life Insurance Co Ltd	$1,022
315,284		Harel Insurance Investments & Finances Ltd	1,865
1,466,389		Hartford Financial Services Group, Inc	77,088
527,238	g	Hastings Group Holdings Ltd	2,156
15,695	e	HCI Group, Inc	737
22,108	*,e	Health Insurance Innovations, Inc	520
4,313		Helvetia Holding AG.	2,474
89,312		Heritage Insurance Holdings, Inc	1,163
621,685		Hiscox Ltd	10,259
80,463		Horace Mann Educators Corp	3,041
349,590		Hyundai Marine & Fire Insurance Co Ltd	12,024
4,260		IDI Insurance Co Ltd	248
15,150		Independence Holding Co	310
98,716		Industrial Alliance Insurance and Financial Services, Inc	4,283
48,998		Infinity Property & Casualty Corp	4,606
393,847	*	ING Life Insurance Korea Ltd	11,704
3,125,269		Insurance Australia Group Ltd	16,288
244,721		Intact Financial Corp	18,486
2,944		Investors Title Co	569
104,206		James River Group Holdings Ltd	4,140
562,200		Japan Post Holdings Co Ltd	6,993
1,800		Japan Post Insurance Co Ltd	40
397,493		Just Retirement Group plc	660
79,436		Kemper Corp	3,066
18,104	e	Kingstone Cos, Inc	277
62,828	e	Kinsale Capital Group, Inc	2,344
780,163		Korea Life Insurance Co Ltd	4,744
67,868		Korean Reinsurance Co	718
126,544		Lancashire Holdings Ltd	1,149
14,660,991		Legal & General Group plc	49,334
95,585		Liberty Holdings Ltd	822
1,975,969		Lincoln National Corp	133,536
256,756		Loews Corp	12,019
309,000		Long Bon International Co Ltd	160
42,480		Lotte Non-Life Insurance Co Ltd	111
376,357		Maiden Holdings Ltd	4,178
2,500,786		Manulife Financial Corp	46,880
12,203	*	Markel Corp	11,908
1,390,272		Marsh & McLennan Cos, Inc	108,386
96,944		Max India Ltd	946
196,082	*	Max India Ltd (New)	468
254,323	*	MBIA, Inc	2,398
2,680,547		Medibank Pvt Ltd	5,772
45,447		Menorah Mivtachim Holdings Ltd	573
417,238		Mercuries & Associates Holding Ltd	302
581,803		Mercuries Life Insurance Co Lt	302
35,812	e	Mercury General Corp	1,934
41,352		Meritz Fire & Marine Insurance Co Ltd	725
3,194,020		Metlife, Inc	175,479
918,986		Metropolitan Holdings Ltd	1,422
1,436,408	*	Migdal Insurance Holdings Ltd	1,536
54,752		Mirae Asset Life Insurance Co Ltd	251
776,198		Mitsui Sumitomo Insurance Group Holdings, Inc	26,180
68,137		Muenchener Rueckver AG.	13,788
351,592		National General Holdings Corp	7,419
4,464		National Western Life Group, Inc	1,427
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
42,431		Navigators Group, Inc	$2,329
876,482		New China Life insurance Co Ltd	4,459
24,079	*,e	NI Holdings, Inc	431
936,699		NKSJ Holdings, Inc	36,358
217,710		NN Group NV	7,725
43,484		Novae Group plc	323
1,278,721		Old Mutual plc	3,226
392,290		Old Republic International Corp	7,661
39,233		OneBeacon Insurance Group Ltd (Class A)	715
23,335,288		People’s Insurance Co Group of China Ltd	9,801
248,831		Phoenix Group Holdings	2,513
44,448	*	Phoenix Holdings Ltd	189
5,297,526		PICC Property & Casualty Co Ltd	8,847
9,930,726	e	Ping An Insurance Group Co of China Ltd	65,418
90,974		Porto Seguro S.A.	841
493,908	e,g	Poste Italiane S.p.A	3,387
707,242		Power Corp Of Canada	16,132
605,326		Power Financial Corp	15,530
976,679		Powszechny Zaklad Ubezpieczen S.A.	11,751
90,187		Primerica, Inc	6,832
395,062		Principal Financial Group	25,312
195,753		ProAssurance Corp	11,902
4,692,564		Progressive Corp	206,895
51,084	e	Protector Forsikring ASA	428
509,345		Prudential Financial, Inc	55,081
5,654,385		Prudential plc	129,789
57,256,000	*	PT Panin Insurance Tbk	3,609
280,859,000	*	PT Panin Life Tbk	4,920
141,075		Qatar Insurance Co SAQ	2,598
1,866,612		QBE Insurance Group Ltd	16,942
162,900	e	Qualitas Controladora SAB de C.V.	271
624,813		Rand Merchant Investment Holdings Ltd	1,862
102,125		Reinsurance Group of America, Inc (Class A)	13,112
93,606		RenaissanceRe Holdings Ltd	13,016
76,247		RLI Corp	4,165
1,281,742		RSA Insurance Group plc	10,282
28,495		Safety Insurance Group, Inc	1,946
1,451,328		Saga plc	3,958
1,164,650		Sampo Oyj (A Shares)	59,753
23,762		Samsung Fire & Marine Insurance Co Ltd	5,849
63,741		Samsung Life Insurance Co Ltd	6,516
1,448,985		Sanlam Ltd	7,177
105,096		SCOR SE	4,175
152,103		Selective Insurance Group, Inc	7,613
7,384,361	*	Shin Kong Financial Holding Co Ltd	1,964
203,000		Shinkong Insurance Co Ltd	179
676,015		Societa Cattolica di Assicurazioni SCRL	5,259
307,392		Sony Financial Holdings, Inc	5,257
571,087		St. James’s Place plc	8,802
556,454		Standard Life plc	2,894
31,231		State Auto Financial Corp	804
114,611		State National Cos, Inc	2,107
936,125		Steadfast Group Ltd	1,913
49,087		Stewart Information Services Corp	2,228
1,517,119		Storebrand ASA	10,469
172,094		Sul America SA	919
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
675,572		Sun Life Financial, Inc	$24,151
1,023,425		Suncorp-Metway Ltd	11,657
17,735		Swiss Life Holding	5,999
287,569		Swiss Re Ltd	26,354
221,300		Syarikat Takaful Malaysia BHD	214
1,460,642		T&D Holdings, Inc	22,336
231,000		Taiwan Fire & Marine Insurance Co	149
2,600,200		Thai Reinsurance PCL	136
2,649,958	*	Third Point Reinsurance Ltd	36,834
1,252,587		Tokio Marine Holdings, Inc	52,124
29,988		Tong Yang Life Insurance	262
168,533	*	Topdanmark AS	5,382
121,101		Torchmark Corp	9,264
324,227		Travelers Cos, Inc	41,024
1,768	*,e	Trisura Group Ltd	30
59,246	*,e	Trupanion, Inc	1,326
165,554		Tryg A.S.	3,620
239,300		Tune Ins Holdings BHD	69
1,674,984		Unipol Gruppo Finanziario S.p.A	7,349
369,631		Uniqa Versicherungen AG.	3,448
85,526		United Fire & Casualty Co	3,768
34,124	e	United Insurance Holdings Corp	537
134,952		Universal Insurance Holdings, Inc	3,401
193,716		UnumProvident Corp	9,033
241,557		Validus Holdings Ltd	12,554
775,149		W.R. Berkley Corp	53,617
8,466		White Mountains Insurance Group Ltd	7,354
121,676		Wiener Staedtische Allgemeine Versicherung AG.	3,434
271,693	e	Willis Towers Watson plc	39,520
44,100		Wiz Solucoes e Corretagem de Seguros S.A.	245
17,007		Wuestenrot & Wuerttembergische AG.	373
573,900		XL Group Ltd	25,137
378,215		Zurich Financial Services AG.	110,382
		TOTAL INSURANCE	4,984,813

MATERIALS - 5.0%
80,464		A. Schulman, Inc	2,575
17,008		Aarti Industries	241
119,387		Acerinox S.A.	1,637
9,499		Achilles Corp	160
10,350		Acron JSC (GDR)	55
97,608		Adana Cimento	196
217,700		ADEKA Corp	3,326
281,839		Adelaide Brighton Ltd	1,219
41,404	e	Advanced Emissions Solutions, Inc	379
22,975	*	Advanced Enzyme Technologies Ltd	115
105,035		Advanced Metallurgical Group NV	3,071
82,269	*	AdvanSix, Inc	2,570
89,287		Aeci Ltd	725
171,448		African Barrick Gold Ltd	666
72,485		African Rainbow Minerals Ltd	467
182,338		Agnico-Eagle Mines Ltd	8,223
390,344	e	Agrium, Inc	35,377
69,130	*,e	AgroFresh Solutions, Inc	496
8,700		Aichi Steel Corp	344
411,722	e	Air Liquide	50,887
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
255,518		Air Products & Chemicals, Inc	$36,554
30,422		Air Water, Inc	561
3,364		AK Holdings, Inc	218
7,452,215	*,e	AK Steel Holding Corp	48,961
34,000		Akcansa Cimento AS	113
8,642		Akzo Nobel India Ltd	245
163,553		Akzo Nobel NV	14,224
199,571		Alamos Gold, Inc	1,416
526,063		Albemarle Corp	55,521
416,345	e	Alcoa Corp	13,594
1,051,503		Alexandria Mineral Oils Co	599
215,898	e	Allegheny Technologies, Inc	3,672
27,517		Altius Minerals Corp	229
462,632		Altri SGPS S.A.	2,131
1,719,880	e	Alumina Ltd	2,533
4,823,445	*,e	Aluminum Corp of China Ltd	2,470
731,666		Ambuja Cements Ltd	2,790
1,145,911		Amcor Ltd	14,275
92,030		American Vanguard Corp	1,588
18,047	e	Ampco-Pittsburgh Corp	266
3,729,000		AMVIG Holdings Ltd	1,146
1,246,721		Anadolu Cam Sanayii AS	1,269
190,721	*	Anatolia Minerals Development Ltd	306
72,113	*	Anglo American Platinum Ltd	1,652
1,500,891	*	Anglo American plc (London)	20,051
497,713		AngloGold Ashanti Ltd	4,860
1,269,369		Anhui Conch Cement Co Ltd	4,411
354,018	e	Antofagasta plc	3,693
168,610		APERAM	7,830
58,524		Aptargroup, Inc	5,083
1,658,479	*	ArcelorMittal	37,619
177,086	*	ArcelorMittal (ADR)	4,025
58,650		Ardagh Group S.A.	1,326
362,687		Arkema	38,732
19,174		Asahi Holdings, Inc	316
1,160,255		Asahi Kasei Corp	12,517
159,562	*,e	Asanko Gold, Inc	245
1,285,190		Ashland Global Holdings, Inc	84,707
934,500		Asia Cement China Holdings Corp	276
151		Asia Cement Co Ltd	11
2,366,024		Asia Cement Corp	2,029
105,587		Asia Polymer	66
400,761		Asian Paints Ltd	6,830
46,149		Associated Cement Co Ltd	1,119
64,331		Assore Ltd	958
7,206		Atul Ltd	269
46,879		Aurubis AG.	3,688
337,991		Avery Dennison Corp	29,868
329,731	*	Axalta Coating Systems Ltd	10,565
1,362,986	*	B2Gold Corp	3,836
62,649		Balchem Corp	4,868
548,375		Ball Corp	23,147
1,527,431		Barrick Gold Corp (Canada)	24,299
7,492		BASF India Ltd	206
738,879		BASF SE	68,575
12,300		Bayer CropScience Ltd	882
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
12,000,000	e	BBMG Corp	$6,055
79,523		Bekaert S.A.	4,046
96,574		Bemis Co, Inc	4,467
34,600	*	Bengang Steel Plates Co	13
2,855,745	*	Berry Plastics Group, Inc	162,806
4,433,166		BHP Billiton Ltd	79,016
3,217,586		BHP Billiton plc	49,296
483,375		Billerud AB	7,639
17,367	*	Birla Corp Ltd	233
531,529		BlueScope Steel Ltd	5,381
312,025	*	Boise Cascade Co	9,486
348,047		Boliden AB	9,514
1,103,433		Boral Ltd	5,891
208,561		Borregaard ASA	2,574
35,346		Borusan Mannesmann Boru Sanayi	85
203,242	*	Boryszew S.A.	624
160,700		Bradespar S.A.	999
154,975		Braskem S.A.	1,600
180,273		Brickworks Ltd	1,911
49,802		Buzzi Unicem S.p.A.	1,242
29,541		Buzzi Unicem S.p.A. RSP	420
62,216		Cabot Corp	3,324
206,800		Cahya Mata Sarawak BHD	194
169,142		Calgon Carbon Corp	2,554
316,648	*	Canfor Corp	4,783
62,555		Canfor Pulp Products, Inc	606
55,849		CAP S.A.	447
119,184		Carpenter Technology Corp	4,461
281,019		Cascades, Inc	3,833
165,803		CCL Industries	8,389
197,644		Celanese Corp (Series A)	18,764
33,816		Cementir S.p.A.	202
347,795		Cementos Argos S.A.	1,351
1,848,600	*	CEMEX Holdings Philippines, Inc	260
95,247	*	Cemex Latam Holdings S.A.	366
20,558,078	*	Cemex S.A. de C.V.	19,313
2,426,747		Centamin plc	4,902
170,543		Centerra Gold, Inc	931
101,286	*	Century Aluminum Co	1,578
44,728		Century Plyboards India Ltd	203
17,342		Century Textile & Industries Ltd	295
251,309	e	CF Industries Holdings, Inc	7,027
28,070		Chase Corp	2,995
756,046		Chemours Co	28,669
232,560		Cheng Loong Corp	110
276,000	*,e	Chiho-Tiande Group Ltd	127
1,334,695		China BlueChemical Ltd	316
4,584,000	*,e	China Daye Non-Ferrous Metals Mining Ltd	57
3,708,000		China General Plastics Corp	3,439
171,000		China Hi-ment Corp	311
551,250		China Manmade Fibers Corp	148
191,112		China Metal Products	191
858,455	*,e,m	China Metal Recycling Holdings Ltd	1
580,000	*	China Metal Resources Utilization Ltd	224
2,949,282		China National Building Material Co Ltd	1,752
929,000		China National Materials Co Ltd	310
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
1,394,628	*	China Petrochemical Development Corp	$534
6,683,200	*,e,m	China Shanshui Cement Group Ltd	428
3,778,000	e	China Silver Group Ltd	691
118,000		China Steel Chemical Corp	451
12,695,303		China Steel Corp	10,323
465,540		China Synthetic Rubber Corp	496
292,000		China Wood Optimization Holding Ltd	80
387,000		China XLX Fertiliser Ltd	103
438,000	*,e	Chongqing Iron & Steel Co Ltd	65
75,426		Christian Hansen Holding	5,485
37,700		Chugoku Marine Paints Ltd	291
702,000	*	Chung Hung Steel Corp	246
13,540		Chung Hwa Pulp Corp	5
380,371		Cia de Minas Buenaventura S.A. (ADR) (Series B)	4,374
1,604,448	*	Cia Siderurgica Nacional S.A.	3,477
29,111		Ciech S.A.	480
102,000		Cimsa Cimento Sanayi Ve Tica	439
287,642	e	Clariant AG.	6,349
31,860	*	Clearwater Paper Corp	1,489
589,714	*,e	Cliffs Natural Resources, Inc	4,081
86,019	*	Codexis, Inc	469
703,510	*	Coeur Mining, Inc	6,036
230,248		Commercial Metals Co	4,474
86,132	*,m	Companhia Vale do Rio Doce	0
120,000		Companhia Vale do Rio Doce (ADR)	1,050
83,927	e	Compass Minerals International, Inc	5,480
137,616		Corbion NV	4,401
14,441	*	Core Molding Technologies, Inc	312
95,153		Coromandel International Ltd	618
28,392		Corticeira Amorim SGPS S.A.	417
291,753	g	Covestro AG.	21,150
99,000		CPMC Holdings Ltd	49
1,416,680		CRH plc	50,212
44,530		Croda International plc	2,255
733,081	*	Crown Holdings, Inc	43,736
1,796,597		CSR Ltd	5,839
1,938,900		D&L Industries Inc	462
1,154,000		Da Ming International Holdings Ltd	470
452,999		Daicel Chemical Industries Ltd	5,662
190,000		Daido Steel Co Ltd	1,096
23,100		Daiken Corp	497
86,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	689
249,100		Dainippon Ink and Chemicals, Inc	9,000
67,172	e	Daio Paper Corp	907
40,000	e	Daiso Co Ltd	194
30,267		Dalmia Bharat Ltd	1,156
21,623		Deltic Timber Corp	1,614
647,000		Denki Kagaku Kogyo KK	3,348
116,663	*	Detour Gold Corp	1,366
155,700		DG Khan Cement Co Ltd	317
10,699		Dhanuka Agritech Ltd	139
153,130		Dominion Diamond Corp	1,927
187,933		Domtar Corp	7,220
21,607		Dongjin Semichem Co Ltd	273
270,006		Dongkuk Steel Mill Co Ltd	3,451
2,608		Dongwha Enterprise Co Ltd	80
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,946,000	*	Dongyue Group	$1,419
7,232,297		Dow Chemical Co	456,141
1,040,000		Dowa Holdings Co Ltd	7,888
1,577,079		DS Smith plc	9,733
80,277		DSM NV	5,839
7,552	*	Duk San Neolux Co Ltd	192
383,222		DuluxGroup Ltd	2,044
131,225		Eagle Materials, Inc	12,128
619,800		Eastern Polymer Group PCL	230
158,544		Eastman Chemical Co	13,316
154,928		Ecolab, Inc	20,567
1,091,953		EI du Pont de Nemours & Co	88,132
112,917		EID Parry India Ltd	540
124,405	*	El Ezz Steel Co	143
522,970		Eldorado Gold Corp	1,387
309,540		Elementis plc	1,187
2,881,364		Empresas CMPC S.A.	6,887
3,981		EMS-Chemie Holding AG.	2,940
591,407	e	Ence Energia y Celulosa S.A.	2,426
46,717	*	Endeavour Mining Corp	806
86,058	*,e	Endeavour Silver Corp	262
4,300		Engro Chemical Pakistan Ltd	13
6,587	*,e	Eramet	323
6,666,317		Eregli Demir ve Celik Fabrikalari TAS	13,354
41,767		Essel Propack Ltd	158
175,600	e	Essentra plc	1,291
368,602		Eternal Chemical Co Ltd	413
812,993		Eugene Corp	4,278
250,128		Everlight Chemical Industrial Corp	150
784,925		Evolution Mining Ltd	1,457
121,327		Evonik Industries AG.	3,883
257,508	*	Evraz plc	694
330,300		Fauji Fertilizer Co Ltd	260
429,050		Feng Hsin Iron & Steel Co	714
3,092,743		Ferrexpo plc	8,354
279,310	*	Ferro Corp	5,109
202,348	*,m	Ferroglobe plc	0
616,530		Fibria Celulose S.A.	6,292
11,886		Finolex Industries Ltd	111
110,252	*,e	First Majestic Silver Corp	915
1,702,704		First Quantum Minerals Ltd	14,404
4,319,302		Fletcher Building Ltd	25,293
108,568	*,e	Flotek Industries, Inc	971
367,658		FMC Corp	26,857
40,992	*	Foosung Co Ltd	378
2,642,354		Formosa Chemicals & Fibre Corp	8,290
11,477,176		Formosa Plastics Corp	34,966
95,800		Formosan Rubber Group, Inc	48
63,370		Forterra plc	211
36,749	*,e	Forterra, Inc	302
4,390,564		Fortescue Metals Group Ltd	17,576
113,542	*	Fortuna Silver Mines, Inc	556
169,791	m	Foshan Huaxin Packaging Co Ltd	205
25,200		FP Corp	1,365
236,267		Franco-Nevada Corp	17,048
5,211,753	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	62,593
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
411,700		Fresnillo plc	$7,981
5,893		Frutarom Industries Ltd	411
105,578		Fuchs Petrolub AG. (Preference)	5,754
7,666,200		Fufeng Group Ltd	4,120
28,100		Fuji Seal International, Inc	777
12,900		Fujimi, Inc	267
9,800		Fujimori Kogyo Co Ltd	308
1,966,000		Furukawa-Sky Aluminum Corp	5,400
1,845,800	e	Fushan International Energy Group Ltd	343
35,400		Fuso Chemical Co Ltd	1,152
13,936,000	*	Future World Financial Holdings Ltd	232
50,114		FutureFuel Corp	756
255,309	*,e	Galaxy Resources Ltd	325
1,273,455	*	GCP Applied Technologies, Inc	38,840
2,600,912		Gerdau S.A. (Preference)	8,071
7,847		Givaudan S.A.	15,724
23,698,319		Glencore Xstrata plc	88,803
382,959		Gloria Material Technology Corp	254
5,700		Godo Steel Ltd	102
67,381		Godrej Industries Ltd	665
532,372		Gold Fields Ltd	1,831
98,474	*,e	Gold Resource Corp	402
679,987		Goldcorp, Inc	8,767
7,364,418		Goldsun Development & Construction Co Ltd	2,205
5,827,000		Grand Pacific Petrochemical	4,061
65,349	e	Granges AB	601
1,608,547		Graphic Packaging Holding Co	22,166
318,232		Grasim Industries Ltd	6,110
605,755	*,m	Great Basin Gold Ltd	5
223,000		Great China Metal Industry	199
1,840,000	e	Greatview Aseptic Packaging Co	1,148
29,000		Green Seal Holding Ltd	121
28,723		Greenply Industries Ltd	122
11,243		Greif, Inc	679
50,336		Greif, Inc (Class A)	2,808
31,708,316		G-Resources Group Ltd	463
269,930		Grupo Argos S.A.	1,837
4,372,344		Grupo Mexico S.A. de C.V. (Series B)	12,304
64,436		Gubre Fabrikalari TAS	91
28,902		Gujarat Flourochemicals	330
276,258		Gujarat Narmada Valley Fertilizers Co Ltd	1,146
949		Gurit Holding AG.	1,138
584,155	*	Guyana Goldfields, Inc	2,739
9,945	*	H&R WASAG AG.	139
99,875		H.B. Fuller Co	5,105
72,241		Han Kuk Carbon Co Ltd	416
5,847	*	Handy & Harman Ltd	184
9,449		Hanil Cement Manufacturing	950
6,921		Hansol Chemical Co Ltd	429
14,825	*	Hansol Paper Co	85
56,060		Hansol Paper Co Ltd	943
114,398		Hanwha Chemical Corp	3,019
846,126		Harmony Gold Mining Co Ltd	1,398
18,709		Hawkins, Inc	867
24,539		Haynes International, Inc	891
1,907,505		Hecla Mining Co	9,728
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,472		HeidelbergCement AG.	$3,148
52,837	*	HeidelbergCement India Ltd	102
165,239	e	Hexpol AB	1,804
55,755		Hill & Smith Holdings plc	1,002
1,172,857		Hindalco Industries Ltd	3,458
294,270		Hitachi Chemical Co Ltd	8,822
189,834		Hitachi Metals Ltd	2,649
407,702	*	Ho Tung Chemical Corp	111
182,568	e	Hochschild Mining plc	653
137,229		Hokuetsu Paper Mills Ltd	1,078
278,939		Holcim Ltd	16,031
69,251		Holmen AB (B Shares)	3,006
16,199		Honam Petrochemical Corp	4,876
10,520		HSIL Ltd	59
751,000	*	Huabao International Holdings Ltd	448
212,220		Huaxin Cement Co Ltd	164
141,200		Hubei Sanonda Co Ltd	128
15,462		Huchems Fine Chemical Corp	362
482,518		HudBay Minerals, Inc	2,791
61,141		Huhtamaki Oyj	2,408
1,047,693		Huntsman Corp	27,072
22,122		Hyosung Corp	3,240
83,378		Hyundai Steel Co	4,529
355,302	*	IAMGOLD Corp	1,833
2,131,616	g	Ibstock plc	6,819
328,726		Iluka Resources Ltd	2,193
54,887		IMCD Group NV	2,975
7,576		Imerys S.A.	659
756,653	*	Impala Platinum Holdings Ltd	2,133
35,435	*,e	Imperial Metals Corp	130
2,361,044		Incitec Pivot Ltd	6,193
333,703		Independence Group NL	807
367,699		India Cements Ltd	1,123
155,400		Indorama Ventures PCL	174
1,087,278		Indorama Ventures PCL (Foreign)	1,215
112,200	*,e	Industrias CH SAB de C.V.	558
186,391		Industrias Penoles S.A. de C.V.	4,206
85,151	*	Ingevity Corp	4,888
238,720		Inner Mongolia Eerduosi Resourses Co Ltd	227
93,459		Innophos Holdings, Inc	4,097
51,439		Innospec, Inc	3,372
207,198	*	Interfor Corp	2,969
45,145		International Flavors & Fragrances, Inc	6,095
1,502,006		International Paper Co	85,029
139,198		Intertape Polymer Group, Inc	2,650
187,173	*	Intrepid Potash, Inc	423
21,700	*	Ishihara Sangyo Kaisha Ltd	223
174,219		Israel Chemicals Ltd	822
9,996		Israel Corp Ltd	2,123
418,111	*,e	Ivanhoe Mines Ltd	1,344
31,459	*,m	Jacana Minerals Ltd	5
309,711		James Hardie Industries NV	4,881
9,450	*	Jastrzebska Spolka Weglowa S.A.	189
332,100		Jaya Tiasa Holdings BHD	91
395,152		JFE Holdings, Inc	6,880
1,483,445		Jiangxi Copper Co Ltd	2,434
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
230,127	*	Jindal Steel & Power Ltd	$438
175,383	*	Jinshan Gold Mines, Inc	268
15,083		JK Cement Ltd	219
24,915		JK Lakshmi Cement Ltd	187
42,116		Johnson Matthey plc	1,576
37,300		JSP Corp	1,128
885,465		JSR Corp	15,328
922,272		JSW Steel Ltd	2,900
56,113	e	K&S AG.	1,441
78,778		Kaiser Aluminum Corp	6,973
198,638		Kaneka Corp	1,520
171,222		Kansai Nerolac Paints Ltd	1,165
297,817		Kansai Paint Co Ltd	6,875
31,800		Kanto Denka Kogyo Co Ltd	281
205,849		Kapstone Paper and Packaging Corp	4,247
565,516		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	281
164,107	*,e	KAZ Minerals plc	1,107
67,430		Kemira Oyj	852
329,029		KGHM Polska Miedz S.A.	9,814
18,000	*	KH Neochem Co Ltd	345
1,463,577	*	Kinross Gold Corp	5,948
612,656		Kirkland Lake Gold Ltd	5,797
17,807		KISCO Corp	714
3,868		KISWIRE Ltd	130
539,651		Klabin S.A.	2,644
1,349,700		Klabin S.A. (Preference)	1,149
109,496	*	Klondex Mines Ltd	369
346,185	*,e	Klondex Mines Ltd	1,167
54,260		KMG Chemicals, Inc	2,641
17,700		Koatsu Gas Kogyo Co Ltd	128
350,079	*	Kobe Steel Ltd	3,610
11,886		Kolon Industries, Inc	716
58,000		Konishi Co Ltd	832
120,080	*	Koppers Holdings, Inc	4,341
17,084		Korea Kumho Petrochemical	1,099
19,252		Korea Petrochemical Ind Co Ltd	4,260
9,239		Korea Zinc Co Ltd	3,682
22,056	*	Koza Altin Isletmeleri AS	128
58,503	*	Kraton Polymers LLC	2,015
113,597		Kronos Worldwide, Inc	2,070
4,339		Kukdo Chemical Co Ltd	199
55,448	e	Kumiai Chemical Industry Co Ltd	321
309,249		Kuraray Co Ltd	5,631
9,600		Kureha CORP	476
13,300	e	Kyoei Steel Ltd	221
204,857	e	Labrador Iron Ore Royalty Corp	2,483
257,000		Lafarge Malayan Cement BHD	332
551		LafargeHolcim Ltd	32
517,804		Lanxess AG.	39,270
4,450,000		Lee & Man Paper Manufacturing Ltd	4,129
1,565,448		LEE Chang Yung Chem IND Corp	2,156
37,086		Lenzing AG.	6,646
70,451		LG Chem Ltd	17,928
24,194		LG Chem Ltd (Preference)	4,272
1,136,733		Linde AG.	216,380
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
32,700		Lintec Corp	$784
11,066		Lock & Lock Co Ltd	143
320,672		Long Chen Paper Co Ltd	359
181,304	*,e	Lonmin plc	155
2,132,347	*	Louisiana-Pacific Corp	51,411
41,899	*,e	LSB Industries, Inc	433
644,381		Lucara Diamond Corp	1,371
1,600		Lucky Cement Ltd	13
476,000		Luks Group Vietnam Holdings Ltd	155
46,169	*,e	Lundin Gold, Inc	196
1,872,972		Lundin Mining Corp	10,645
561,463		LyondellBasell Industries AF S.C.A	47,382
76,746		Madras Cements Ltd	824
52,018	*	MAG. Silver Corp	679
28,460		Magnesita Refratarios S.A.	316
84,035	*,e	Major Drilling Group International	550
143,709		Marshalls plc	702
44,757		Martin Marietta Materials, Inc	9,962
42,672		Maruichi Steel Tube Ltd	1,242
39,124		Materion Corp	1,463
442,600		Metalurgica Gerdau S.A.	664
149,892		Methanex Corp	6,617
1,086,443		Mexichem SAB de C.V.	2,917
851,200	e	Midas Holdings Ltd	139
764,500	*,e	Minera Frisco SAB de C.V.	481
433,292		Mineral Resources Ltd	3,611
131,298		Minerals Technologies, Inc	9,611
21,253		Miquel y Costas & Miquel S.A.	777
2,454,665		Mitsubishi Chemical Holdings Corp	20,452
413,379		Mitsubishi Gas Chemical Co, Inc	8,780
106,768		Mitsubishi Materials Corp	3,240
16,800	*	Mitsubishi Paper Mills Ltd	121
351,000		Mitsubishi Steel Manufacturing Co Ltd	826
1,550,383		Mitsui Chemicals, Inc	8,256
1,461,000		Mitsui Mining & Smelting Co Ltd	5,726
175,199	*	Mittal Steel South Africa Ltd	71
587,989		MMC Norilsk Nickel PJSC (ADR)	8,107
1,408,000	*,e	MMG Ltd	519
21,105		MOIL Ltd	104
121,425		Mondi Ltd	3,145
658,091		Mondi plc	17,256
12,981	*,m	Mongolian Metals Corporation	0
704,178	n	Monsanto Co	83,346
3,389		Monsanto India Ltd	144
299,060		Mosaic Co	6,828
297,178		Mpact Ltd	637
128,048		M-real Oyj (B Shares)	929
51,803		Myers Industries, Inc	930
57,868		Mytilineos Holdings S.A.	546
66,300		Nakayama Steel Works Ltd	384
20,532		Namhae Chemical Corp	194
420,425	*	Nampak Ltd	610
7,962,071		Nan Ya Plastics Corp	19,749
872,855		Nantex Industry Co Ltd	688
267,260		National Aluminium Co Ltd	268
48,533		Neenah Paper, Inc	3,895
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
63,100		Neturen Co Ltd	$599
205,917	e	Nevsun Resources Ltd	497
415,979	*	New Gold, Inc	1,322
1,053,147		Newcrest Mining Ltd	16,345
18,704		NewMarket Corp	8,613
1,218,765		Newmont Mining Corp	39,476
687,850		Nickel Asia Corp	87
31,100		Nihon Nohyaku Co Ltd	184
62,000		Nihon Parkerizing Co Ltd	927
1,892,902		Nine Dragons Paper Holdings Ltd	2,521
638,500		Nippon Denko Co Ltd	2,255
147,000		Nippon Kayaku Co Ltd	2,085
2,266,100		Nippon Light Metal Holdings Co Ltd	5,394
225,932	e	Nippon Paint Co Ltd	8,596
200,700	e	Nippon Paper Industries Co Ltd	4,114
17,700		Nippon Shokubai Co Ltd	1,143
310,000		Nippon Soda Co Ltd	1,719
828,045		Nippon Steel Corp	18,764
84,900		Nissan Chemical Industries Ltd	2,813
41,200		Nisshin Steel Holdings Co Ltd	453
12,600		Nittetsu Mining Co Ltd	679
170,963		Nitto Denko Corp	14,118
173,114		NOF Corp	2,210
131,071		Norbord, Inc	4,080
1,900,275		Norsk Hydro ASA	10,516
8,850,000	*,e	North Mining Shares Co Ltd	187
229,985	*	Northam Platinum Ltd	711
478,979		Northern Star Resources Ltd	1,752
171,679	*,e	Novagold Resources, Inc	778
14,129		Novolipetsk Steel (GDR)	273
202,560		Novozymes AS	8,862
985,872		Nucor Corp	57,052
324,913		Nufarm Ltd	2,404
52,311	*,e	Nyrstar NV	319
1,753,247		OceanaGold Corp	5,286
18,283	e	OCI Co LTD	1,433
51,571	*	OCI NV	1,136
19,589		Oeneo S.A.	209
685,143		OJI Paper Co Ltd	3,547
36,000	e	Okamoto Industries, Inc	419
5,897,990		Olin Corp	178,591
78,403		Olympic Steel, Inc	1,527
45,606		Omnia Holdings Ltd	457
111,637	*	Omnova Solutions, Inc	1,088
366,802		Orica Ltd	5,829
44,803		Orient Cement Ltd	98
467,000		Oriental Union Chemical Corp	373
124,150	*	Orocobre Ltd	331
2,111,481		Orora Ltd	4,640
7,900		Osaka Steel Co Ltd	153
87,925		Osisko Gold Royalties Ltd	1,075
111,021	*	Osisko Mining, Inc	351
261,927		Outokumpu Oyj	2,090
579,185	*	Owens-Illinois, Inc	13,854
491,793		Oxiana Ltd	2,799
94,507	e	Pacific Metals Co Ltd	249
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
8,900		Pack Corp	$282
424,646		Packaging Corp of America	47,301
571,652		Pact Group Holdings Ltd	2,631
1,564,617		Pan African Resources plc	280
281,478		Pan American Silver Corp	4,734
214,183		Papeles y Cartones de Europa S.A.	1,835
392,900	*	Pelat Timah Nusantara Tbk PT	142
2,064,997		Petkim Petrokimya Holding	3,557
653,847		Petra Diamonds Ltd	930
2,694,616		Petronas Chemicals Group BHD	4,457
86,044		PH Glatfelter Co	1,681
97,623		PhosAgro OAO (ADR)	1,296
70,593		PI Industries Ltd	915
800,819	*,e	Pilbara Minerals Ltd	234
6,288		Plastivaloire	179
694,191	*	Platform Specialty Products Corp	8,802
179,122		PolyOne Corp	6,939
20,000	*	Polyus PJSC (ADR)	672
4,953		Poongsan	235
93,209		Poongsan Corp	3,503
1,072,114		Portucel Empresa Produtora de Pasta e Papel S.A.	4,627
130,902		POSCO	32,790
151,399		POSCO Refractories & Environment Co Ltd	2,032
810,283	e	Potash Corp of Saskatchewan	13,215
1,102,120	*	PPC Ltd	446
437,176		PPG Industries, Inc	48,072
937,139		Praxair, Inc	124,218
642,902	*,e	Premier Gold Mines Ltd	1,453
102,170	*,e	Pretium Resources, Inc	982
103,812	*	Prism Cement Ltd	194
5,829,804	*	PT Aneka Tambang Tbk	304
1,371,000		PT Holcim Indonesia Tbk	77
1,481,243		PT Indocement Tunggal Prakarsa Tbk	2,047
2,724,098	*	PT Krakatau Steel Tbk	126
8,218,300	*,m	PT Sekawan Intipratama Tbk	0	^
1,814,400		PT Semen Baturaja Persero Tbk	434
3,128,338		PT Semen Gresik Persero Tbk	2,346
2,224,557		PT Timah Tbk	122
2,046,000		PT Wijaya Karya Beton Tbk	95
6,715,677		PTT Global Chemical PCL (Foreign)	13,558
11,834		Qatar National Cement Co	213
48,097		Quaker Chemical Corp	6,985
264,380	e,m	Quintis Ltd	60
42,993		Rallis India Ltd	161
176,455	*,e	Ramaco Resources, Inc	1,068
81,160		Randgold Resources Ltd	7,202
85,269		Rayonier Advanced Materials, Inc	1,340
1,350,385		Regis Resources Ltd	3,930
193,814		Reliance Steel & Aluminum Co	14,112
333,167		Rengo Co Ltd	1,934
524,675		Resolute Mining Ltd	481
57,470		RHI AG.	2,130
44,403	*	Richmont Mines, Inc	346
519,152		Rio Tinto Ltd	25,230
1,943,685		Rio Tinto plc	82,319
18,224	*	Royal Bafokeng Platinum Ltd	48
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
149,726		Royal Gold, Inc	$11,704
276,660		RPC Group plc	2,711
84,145		RPM International, Inc	4,590
32,135	*	Ryerson Holding Corp	318
14,405		Sa des Ciments Vicat	1,015
50,000		Sakai Chemical Industry Co Ltd	192
107,400		Sakata INX Corp	1,717
30,554		Salzgitter AG.	1,247
2,393		Sam Kwang Glass Ind Co Ltd	131
13,881		Samsung Fine Chemicals Co Ltd	478
379,651		San Fang Chemical Industry Co Ltd	453
712,815		Sandfire Resources NL	3,094
103,269	*,e	Sandstorm Gold Ltd	399
49,508		Sanyo Chemical Industries Ltd	2,331
717,000		Sanyo Special Steel Co Ltd	4,069
1,143,049		Sappi Ltd	7,607
570,156	*,e	Saracen Mineral Holdings Ltd	513
250,677		Satipel Industrial S.A.	618
97,549		Scapa Group plc	602
319,412	*	Schmolz + Bickenbach AG.	298
135,224		Schnitzer Steel Industries, Inc (Class A)	3,408
215,312		Schweitzer-Mauduit International, Inc	8,016
433,100		Scientex BHD	888
95,457		Scotts Miracle-Gro Co (Class A)	8,540
26,044	*,e	Seabridge Gold, Inc	280
57,933		Seah Besteel Corp	1,548
20,084		SeAH Steel Corp	1,707
156,359		Sealed Air Corp	6,999
877,400		Sekisui Plastics Co Ltd	7,157
1,174,889	*	SEMAFO, Inc	2,709
84,745		Semapa-Sociedade de Investimento e Gestao	1,643
87,783		Sensient Technologies Corp	7,069
1,562,545		Sesa Sterlite Ltd	6,007
86,889		Severstal (GDR)	1,139
29,621	g	SH Kelkar & Co Ltd	121
1,431,500		Shandong Chenming Paper Holdings Ltd	1,810
227,500		Shandong Chenming Paper Holdings Ltd (Class B)	288
280,600	*	Shanghai Chlor-Alkali Chemical Co Ltd	189
225,243	*	Shanghai Yaohua Pilkington Glass Co Ltd	153
8,283		Sharda Cropchem Ltd	61
297,184		Sherwin-Williams Co	104,300
25,000		Shikoku Chemicals Corp	307
9,620	*	Shine Co Ltd	209
547,171		Shin-Etsu Chemical Co Ltd	49,800
144,600		Shin-Etsu Polymer Co Ltd	1,131
1,188,032		Shinkong Synthetic Fibers Corp	359
3,534,000	*	Shougang Concord International Enterprises Co Ltd	111
105,500		Showa Denko KK	2,460
13,245		Shree Cement Ltd	3,471
808,225		Siam Cement PCL (Foreign)	11,938
3,233,452		Sibanye Gold Ltd	3,715
519,117		Sidi Kerir Petrochemcials Co	474
2,250		Sika AG.	14,445
256,779		Silgan Holdings, Inc	8,160
221,529	*	Silver Standard Resources, Inc	2,151
1,101,526	e	Silvercorp Metals, Inc	3,525
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
262,547		Sims Group Ltd	$3,057
1,752,000	e	Sinofert Holdings Ltd	222
13,836,674		Sinopec Shanghai Petrochemical Co Ltd	7,404
2,642,814	*,e	Sirius Minerals plc	1,044
10,659		SK Chemicals Co Ltd	686
36,181		SKC Co Ltd	1,062
10,830		SKCKOLONPI, Inc	207
348,965		Smurfit Kappa Group plc	10,863
99,188		Sociedad Quimica y Minera de Chile S.A. (Class B)	3,291
1,178,560		Soda Sanayii AS	2,197
4,174		SODIFF Advanced Materials Co Ltd	723
458,019	*,e	SolGold plc	234
20,758		Solvay S.A.	2,786
12,082		Songwon Industrial Co Ltd	231
99,995		Sonoco Products Co	5,142
7,202,782		South32 Ltd	14,834
13,152	e	South32 Ltd (W/I)	27
404,046		Southern Copper Corp (NY)	13,992
154,507	*	Ssab Svenskt Stal AB (Series A)	705
426,144	*	Ssab Svenskt Stal AB (Series B)	1,581
15,969		Ssangyong Cement Industrial Co Ltd	204
332,039	*	St Barbara Ltd	744
1,221,152		Steel Dynamics, Inc	43,729
7,500		Stella Chemifa Corp	194
30,156		Stella-Jones, Inc	1,029
111,951		Stepan Co	9,755
2,972		STO AG.	387
606,467		Stora Enso Oyj (R Shares)	7,837
322,506	*,e	Stornoway Diamond Corp	191
4,404,720		STP & I PCL	1,056
643,221		Sumitomo Bakelite Co Ltd	4,549
1,508,511		Sumitomo Chemical Co Ltd	8,719
619,437		Sumitomo Metal Mining Co Ltd	8,279
992,193		Sumitomo Osaka Cement Co Ltd	4,719
6,900		Sumitomo Seika Chemicals Co Ltd	339
12,012	e	Sumitomo Titanium Corp	199
211,875	*	Summit Materials, Inc	6,117
198,060	*,e	SunCoke Energy, Inc	2,159
2,444,500	*,e,m	Superb Summit International Group Ltd	31
7,817,900	*	Superblock PCL-Foreign	320
80,088		Supreme Industries Ltd	1,520
819,288		Suzano Papel e Celulose S.A.	3,527
632,570		Svenska Cellulosa AB (B Shares)	4,785
22,479		Symrise AG.	1,595
1,517,582		Synthos S.A.	1,986
154,290	*,e	Syrah Resources Ltd	328
273,531		TA Chen Stainless Pipe	156
513		Taekwang Industrial Co Ltd	483
741,176		Tahoe Resources, Inc	6,389
599,722		Tahoe Resources, Inc (Toronto)	5,170
1,054,340		Taiheiyo Cement Corp	3,856
3,212,728		Taiwan Cement Corp	3,715
749,960		Taiwan Fertilizer Co Ltd	997
111,725		Taiwan Hon Chuan Enterprise Co Ltd	223
6,243,329		Taiwan Styrene Monomer	4,410
11,600		Taiyo Ink Manufacturing Co Ltd	523
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,915		Taiyo Nippon Sanso Corp	$202
28,000		Takasago International Corp	1,056
31,000		Takiron Co Ltd	165
738,458		Tata Steel Ltd	6,229
924,000		TCC International Holdings Ltd	416
6,782		Technosemichem Co Ltd	441
900,007		Teck Cominco Ltd	15,602
1,698,401		Teijin Ltd	32,774
30,900		Tenma Corp	570
19,930	*	Tessenderlo Chemie NV	857
2,754,806		ThyssenKrupp AG.	78,512
174,741	*,e	TimkenSteel Corp	2,686
95,112		Titan Cement Co S.A.	2,691
23,774	*	TMAC Resources, Inc	266
254,500		Toagosei Co Ltd	3,320
20,600	e	Toho Titanium Co Ltd	160
885,442		Toho Zinc Co Ltd	3,730
127,700		Tokai Carbon Co Ltd	709
7,000		Tokushu Tokai Holdings Co Ltd	254
210,000	*	Tokuyama Corp	1,015
25,700		Tokyo Ohka Kogyo Co Ltd	859
8,379		Tokyo Rope Manufacturing Co Ltd	128
63,600		Tokyo Steel Manufacturing Co Ltd	539
352,750		Ton Yi Industrial Corp	170
80,511	b	Tong Yang Major Corp	160
1,416,000	*	Tongfang Kontafarma Holdings Ltd	89
28,411	*	Tongyang Cement & Energy Corp	97
56,200		Topy Industries Ltd	1,679
302,590		Toray Industries, Inc	2,539
53,322	*	Torex Gold Resources, Inc	1,017
1,178,000		Tosoh Corp	12,141
290,000		Toyo Ink Manufacturing Co Ltd	1,527
29,600		Toyo Kohan Co Ltd	110
117,941		Toyo Seikan Kaisha Ltd	1,997
6,929,676		Toyobo Co Ltd	12,720
40,146	*	Trecora Resources	452
50,031		Tredegar Corp	763
148,505		Trinseo S.A.	10,202
619,073		Tronox Ltd	9,360
457,000		TSRC Corp	526
71,975		Tubacex S.A.	274
1,460,000		Tung Ho Steel Enterprise Corp	1,161
1,149,415	*	Turquoise Hill Resources Ltd	3,058
2,735,647		UBE Industries Ltd	7,062
14,369	*	UFP Technologies, Inc	407
110,604		Ultra Tech Cement Ltd	6,771
17,944		Umicore	1,248
14,284		Unid Co Ltd	602
549,027		United Phosphorus Ltd	7,137
3,914		United States Lime & Minerals, Inc	307
517,493	e	United States Steel Corp	11,457
387,065		Universal Cement Corp	319
1,782,532		UPC Technology Corp	794
1,534,335		UPM-Kymmene Oyj	43,751
30,004	*,e	US Concrete, Inc	2,357
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,780,870		USI Corp	$908
302,100	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	419
2,160,844		Vale S.A.	18,915
3,493,126		Vale S.A. (Preference)	28,374
147,512		Valhi, Inc	440
3,635,874		Valvoline, Inc	86,243
142,868		Vedanta Resources plc	1,194
65,653	*	Verso Corp	308
164,643		Victrex plc	4,022
10,921		Vinati Organics Ltd	155
104,319		Voestalpine AG.	4,862
2,126,320		Volcan Cia Minera S.A.	544
66,175		Vulcan Materials Co	8,383
219,322	e	Wacker Chemie AG.	23,870
33,111	e	Warrior Met Coal, Inc	567
9,818,500		Waskita Beton Precast Tbk PT	354
1,756,000	*,e	West China Cement Ltd	265
242,055		West Fraser Timber Co Ltd	11,457
697,113	*,e	Western Areas NL	1,131
845,648		Western Forest Products, Inc	1,526
131,494	*	Westgold Resources Ltd	186
1,207,545		Westlake Chemical Corp	79,952
773,916		WestRock Co	43,850
699,701		Wheaton Precious Metals Corp	13,899
4,710,584		Wienerberger AG.	107,162
52,118		Winpak Ltd	2,340
2,574	*	Wonik Materials Co Ltd	173
228,516	*	Worthington Industries, Inc	11,476
2,657,503	n	WR Grace & Co	191,367
113,813	e	W-Scope Corp	1,999
604,000	*	Xinjiang Xinxin Mining Industry Co Ltd	70
759,452		Yamana Gold, Inc	1,833
27,900		Yamato Kogyo Co Ltd	717
185,845		Yara International ASA	6,988
59,573		Yeong Guan Energy Technology Group Co Ltd	184
151,100		Yeun Chyang Industrial Co Ltd	130
721,577	*	Yieh Phui Enterprise	316
542,000		Yip’s Chemical Holdings Ltd	221
52,600		Yodogawa Steel Works Ltd	1,393
491	*	Yonwoo Co Ltd	12
10,895		Youlchon Chemical Co Ltd	133
668,285		Yuen Foong Yu Paper Manufacturing Co Ltd	209
1,191,410		Yule Catto & Co plc	7,574
97,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	265
36,782		Zaklady Azotowe w Tarnowie-Moscicach S.A.	628
725,602		Zeon Corp	7,767
647,000	e	Zhaojin Mining Industry Co Ltd	530
20,155		Zignago Vetro S.p.A.	169
8,658,731		Zijin Mining Group Co Ltd	2,861
		TOTAL MATERIALS	6,021,963

MEDIA - 2.7%
16,700	e	ABB ASEA Brown Boveri Ltd	219
1,624,920		ABS-CBN Holdings Corp (ADR)	1,344
97,307		Aimia, Inc	130
12,847,467	*,e	Alibaba Pictures Group Ltd	2,138
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
327,804	*	Altice NV (Class A)	$7,552
75,357	*	Altice NV (Class B)	1,738
108,242	e	AMC Entertainment Holdings, Inc	2,463
493,331	*	AMC Networks, Inc	26,349
6,800		Amuse, Inc	185
64,282	e	Antena 3 de Television S.A.	753
3,001		APG SGA S.A.	1,455
112,829		APN Outdoor Group Ltd	417
89,200		Asatsu-DK, Inc	2,237
267,582		Ascential plc	1,128
9,867,400		Asian Pay Television Trust	4,085
3,310,470		Astro Malaysia Holdings BHD	1,951
22,559		Avex Group Holdings, Inc	303
45,774	e	Axel Springer AG.	2,753
8,230	e	Beasley Broadcasting Group, Inc	81
105,400		BEC World PCL	65
333,000		BEC World PCL (Foreign)	206
110,937	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	138
3,916,000		Big Media Group Ltd	148
299,989		Borussia Dortmund GmbH & Co KGaA	2,090
2,112		Cable One, Inc	1,501
48,413		Cairo Communication S.p.A.	212
2,451,377	e	CBS Corp (Class B)	156,349
50,349	*	Central European Media Enterprises Ltd (Class A)	204
167,398	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	670
419,170	*	Charter Communications, Inc	141,197
70,471		Cheil Communications, Inc	1,133
161,865	*,m	Chennai Super Kings Cricket Ltd	6
348,256		Cinemark Holdings, Inc	13,530
88,261	e	Cineplex Galaxy Income Fund	3,598
492,356		Cineworld Group plc	4,500
9,734		CJ CGV Co Ltd	626
20,955		CJ E&M Corp	1,389
16,923		CJ Hellovision Co Ltd	135
98,343		Clear Channel Outdoor Holdings, Inc (Class A)	477
11,973		Cogeco Communications, Inc	731
16,188		Cogeco, Inc	843
17,945,833		Comcast Corp (Class A)	698,452
132,465	*	Corus Entertainment, Inc	1,392
32,132		CTS Eventim AG.	1,423
67,600		CyberAgent, Inc	2,099
166,527	*	Cyfrowy Polsat S.A.	1,109
24,900		Daiichikosho Co Ltd	1,170
2,416	*,e	Daily Journal Corp	498
496,689		Daily Mail & General Trust	4,315
94,055		Dentsu, Inc	4,512
277,365		DHX Media Ltd	1,226
5,490,000	*,e	Digital Domain Holdings Ltd	222
438,827	*,e	Discovery Communications, Inc (Class A)	11,335
210,427	*	Discovery Communications, Inc (Class C)	5,305
816,473	*	DISH Network Corp (Class A)	51,242
119,110		Emerald Expositions Events, Inc	2,609
54,701	e	Entercom Communications Corp (Class A)	566
288,775		Entertainment One Ltd	829
375,530		Entravision Communications Corp (Class A)	2,479
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
54,348	*,e	Eros International plc	$622
4,000,000	*	eSun Holdings Ltd	457
47,511		Eutelsat Communications	1,212
117,978	*	EW Scripps Co (Class A)	2,101
198	*	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	2
354,000		Fuji Television Network, Inc	4,826
223,117		Gannett Co, Inc	1,946
599,481		Gestevision Telecinco S.A.	7,466
97,913	*	Global Eagle Entertainment, Inc	349
241,702	*	Gray Television, Inc	3,311
2,429,527		Grupo Televisa S.A.	11,841
104,875	*	Gruppo Editoriale L’Espresso S.p.A.	95
36,711		Hakuhodo DY Holdings, Inc	489
177,565		Havas S.A.	1,870
52,004	*	Hemisphere Media Group, Inc	616
174,496		HT&E Ltd	354
690,000	*,e	Huanxi Media Group Ltd	174
3,200,000	e	Huayi Tencent Entertainment Co Ltd	135
31,849		Hyundai Hy Communications & Network Co	122
284,979	*	IBN18 Broadcast Ltd	159
75,300	*,e,g	IMAX China Holding, Inc	231
610,877	*,e	Imax Corp	13,439
711,449		Informa plc	6,206
5,775		Innocean Worldwide, Inc	322
37,187	*	Inox Leisure Ltd	158
3,639,945		Interpublic Group of Cos, Inc	89,543
65,946		IPSOS	2,474
268,538		ITE Group plc	539
7,115,189		ITV plc	16,842
129,512		Jagran Prakashan Ltd	367
328,829		JC Decaux S.A.	10,781
27,289	*	Jcontentree Corp	93
1,537,018		John Fairfax Holdings Ltd	1,300
100,947		John Wiley & Sons, Inc (Class A)	5,325
293,181	*,e	Juventus Football Club S.p.A.	177
70		Kabel Deutschland Holding AG.	9
122,032		Kadokawa Dwango Corp	1,579
14,957	e	Kinepolis Group NV	830
49,483		KT Skylife Co Ltd	707
26,917		Lagardere S.C.A.	849
19,202	*	Liberty Braves Group (Class A)	459
67,747	*	Liberty Braves Group (Class C)	1,624
58,650	*	Liberty Broadband Corp (Class A)	5,032
229,480	*	Liberty Broadband Corp (Class C)	19,907
10,763	*	Liberty Global plc	336
201,068	*	Liberty Global plc (Class A)	6,458
135	*,e	Liberty Global plc LiLAC (Class A)	3
380	*	Liberty Global plc LiLAC (Class C)	8
48,369	*,e	Liberty Media Group (Class A)	1,694
235,905	*,e	Liberty Media Group (Class C)	8,639
237,098	*	Liberty SiriusXM Group (Class A)	9,953
444,604	*	Liberty SiriusXM Group (Class C)	18,540
162,257	*	Lions Gate Entertainment Corp (Class A)	4,579
341,869	*	Lions Gate Entertainment Corp (Class B)	8,984
551,076	*	Live Nation, Inc	19,205
3,721		Loen Entertainment, Inc	284
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
25,415	*	Loral Space & Communications, Inc	$1,056
183,415		M6-Metropole Television	4,264
41,476	*	Madison Square Garden Co	8,167
383,300		Major Cineplex Group PCL-Foreign	381
647,086		MDC Partners, Inc	6,406
1,275,200		Media Prima BHD	279
316,324		Mediaset S.p.A.	1,246
1,780,000	*	Mei Ah Entertainment Group Ltd	86
195,464	e	Meredith Corp	11,620
151,753		Modern Times Group AB (B Shares)	5,223
138,358	*	MSG Networks, Inc	3,106
245,800		Multiplus S.A.	2,881
9,600,000		Nan Hai Corp Ltd	306
2,498		Nasmedia Co Ltd	118
780,350		Naspers Ltd (N Shares)	153,676
264,766		National CineMedia, Inc	1,965
46,713	*	Navneet Publications India	129
205,208		New Media Investment Group, Inc	2,766
247,969		New York Times Co (Class A)	4,389
347,534		News Corp	4,761
115,089		News Corp (Class B)	1,629
108,365		Nexstar Broadcasting Group, Inc (Class A)	6,480
35,600	e	Next Co Ltd	313
1,130,720	e	Nine Entertainment Co Holdings Ltd	1,199
204,318		Omnicom Group, Inc	16,938
109,217		oOh!media Ltd	346
576,260		Pearson plc	5,189
446,000		Phoenix Satellite Television Holdings Ltd	66
443,900		Plan B Media PCL	74
179,000		Poly Culture Group Corp Ltd	422
25,493	*	Promotora de Informaciones S.A.	68
715,656		ProSiebenSat. Media AG.	30,021
7,300		Proto Corp	114
14,785,000	*	PT Bhakti Investama Tbk	131
4,386,400		PT Global MediaCom Tbk	191
4,422,138		PT Media Nusantara Citra Tbk	610
171,321		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,040
16,678,436		PT Surya Citra Media Tbk	3,241
5,297,100	*	PT Visi Media Asia Tbk	143
54,103		Publicis Groupe S.A.	4,032
33,668		PVR Ltd	733
174,348		Quebecor, Inc	5,770
69,697	g	RAI Way S.p.A	348
369	*	RCS MediaGroup S.p.A.	1
85,070		REA Group Ltd	4,340
41,128	*	Reading International, Inc	663
3,101,149		Reed Elsevier NV	63,936
1,893,767		Reed Elsevier plc	40,938
351,797	e	Regal Entertainment Group (Class A)	7,198
407,000		RS PCL	152
279,088		RTL Group	21,085
7,710	e	Saga Communications, Inc	353
21,857		Salem Communications	155
225,337		Sanoma-WSOY Oyj	2,105
36,431		SBS Media Holdings Co Ltd	95
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,193		Schibsted ASA	$270
71,294		Schibsted ASA (B Shares)	1,577
55,938		Scholastic Corp	2,438
839,654		Scripps Networks Interactive (Class A)	57,357
104,000	e	Septeni Holdings Co Ltd	327
147,256		SES Global S.A.	3,450
327,739	e	Shaw Communications, Inc (B Shares)	7,150
64,000		Shochiku Co Ltd	817
23,298		SHOWBOX Corp	124
279,367	e	Sinclair Broadcast Group, Inc (Class A)	9,191
1,180,701	e	Singapore Press Holdings Ltd	2,770
3,143,133	e	Sirius XM Holdings, Inc	17,193
2,690	*	SITI Networks Ltd	1
1,176,065		Sky Network Television Ltd	2,974
546,300		Sky Perfect Jsat Corp	2,353
1,667,489		Sky plc	21,596
12,619	*	SM Entertainment Co	290
793,600	e	SMI Holdings Group Ltd	351
56,200		Smiles S.A.	1,024
29,832		Societe Television Francaise 1	417
388,672	*	Solocal Group	507
2,108,323		Southern Cross Media Group	2,017
18,474	e	Stroer Out-of-Home Media AG.	1,109
585,000		T4F Entretenimento S.A.	1,086
177,078		TEGNA, Inc	2,552
44,509	*	Telenet Group Holding NV	2,804
678,843	e	Television Broadcasts Ltd	2,556
3,399,471		Time Warner, Inc	341,341
266,088		Time, Inc	3,818
10,300		Toei Animation Co Ltd	720
767,885		Toei Co Ltd	7,293
82,923		Toho Co Ltd	2,557
124,900		Tohokushinsha Film Corp	805
176,000		Tokyo Broadcasting System, Inc	3,122
17,715	*	Townsquare Media, Inc	181
148,294		Tribune Co	6,046
80,313	*	tronc, Inc	1,035
32,057		TV Asahi Corp	579
681,500	e	TV Azteca S.A. de C.V.	115
1,821,649		Twenty-First Century Fox, Inc	51,626
1,019,817		Twenty-First Century Fox, Inc (Class B)	28,422
980,630		UBM plc	8,813
17,000		Vector, Inc	289
1,475,400		VGI Global Media PCL	247
217,493		VHQ Media Holdings Ltd	1,102
19,342	e	Viacom, Inc	736
2,785,406		Viacom, Inc (Class B)	93,506
55,114	e	Village Roadshow Ltd	172
2,093,600	*,e	Viva China Holdings Ltd	204
356,847		Vivendi Universal S.A.	7,946
4,466,857		Walt Disney Co	474,604
1,069,102		West Australian Newspapers Holdings Ltd	587
384,000	*,e	Wisdom Holdings Group	67
17,443	*	Woongjin Thinkbig Co Ltd	127
119,800		Workpoint Entertainment PCL	220
75,573	e	World Wrestling Entertainment, Inc (Class A)	1,539
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,600		Wowow, Inc	$152
247,341		WPP AUNZ Ltd	238
3,536,948		WPP plc	74,476
7,017		YG Entertainment, Inc	193
2,930,072	*	Zee Entertainment Enterprises Ltd	3,628
611,196		ZEE Telefilms Ltd	4,639
16,600		Zenrin Co Ltd	482
		TOTAL MEDIA	3,172,307

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
1,152,000	*,e,g	3SBio, Inc	1,529
13,386	*,e	AB Science S.A.	162
4,297,149		AbbVie, Inc	311,586
598,156		Abcam plc	7,584
48,508	*,e	Abeona Therapeutics, Inc	310
37,347	*,e	Ablynx NV	481
207,408	*,e	Acadia Pharmaceuticals, Inc	5,785
50,980	*,e	Accelerate Diagnostics, Inc	1,394
63,364	*	Acceleron Pharma, Inc	1,926
57,347	*,e	Achaogen, Inc	1,246
342,680	*	Achillion Pharmaceuticals, Inc	1,573
200,151	*,e	Aclaris Therapeutics, Inc	5,428
190,962	*	Acorda Therapeutics, Inc	3,762
32,324	*,e	Adamas Pharmaceuticals, Inc	565
47,358		Adcock Ingram Holdings Ltd	214
79,512	*,e	Aduro Biotech, Inc	906
71,865	*,e	Advaxis, Inc	466
102,431	*	Aerie Pharmaceuticals, Inc	5,383
147,787	*	Agenus, Inc	578
1,721,919		Agilent Technologies, Inc	102,127
80,389	*,e	Agios Pharmaceuticals, Inc	4,136
69,535	*,e	Aimmune Therapeutics, Inc	1,430
35,154		Ajanta Pharma Ltd	840
225,757	*	Akebia Therapeutics, Inc	3,244
279,999	*	Akorn, Inc	9,391
52,234	*,e	Albany Molecular Research, Inc	1,133
131,180	*,e	Alder Biopharmaceuticals, Inc	1,502
77,613		Alembic Pharmaceuticals Ltd	607
1,647,860	*,n	Alexion Pharmaceuticals, Inc	200,495
4,262		ALK-Abello AS	636
125,426	*	Alkermes plc	7,271
1,612,749		Allergan plc	392,043
442,649	*,e,n	Alnylam Pharmaceuticals, Inc	35,306
147,530	*,e	AMAG Pharmaceuticals, Inc	2,715
1,862,501		Amgen, Inc	320,779
4,457		Amicogen, Inc	157
381,230	*,e	Amicus Therapeutics, Inc	3,839
72,376	*,e	Amphastar Pharmaceuticals, Inc	1,293
10,042	*,e	AnaptysBio, Inc	240
73,883	*,e	Anavex Life Sciences Corp	393
15,839	*	ANI Pharmaceuticals, Inc	741
84	*,e	AquaBounty Technologies, Inc	1
197,414	*	Aratana Therapeutics, Inc	1,427
61,270	*	Ardelyx, Inc	312
86,149	*	Arena Pharmaceuticals, Inc	1,453
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
443,290	*,e	Array Biopharma, Inc	$3,710
111,341		Ascendis Health Ltd	184
102,100		ASKA Pharmaceutical Co Ltd	1,533
379,310		Aspen Pharmacare Holdings Ltd	8,323
35,010	*	Assembly Biosciences, Inc	723
1,672,952		Astellas Pharma, Inc	20,505
55,883	*,e	Asterias Biotherapeutics, Inc	198
1,179,054		AstraZeneca plc	78,977
987,803		AstraZeneca plc (ADR)	33,674
50,524	*,e	Atara Biotherapeutics, Inc	707
6,242	*	ATGen Co Ltd	183
206,854	*,e	Athersys, Inc	312
53,795	*	Audentes Therapeutics, Inc	1,029
582,235		Aurobindo Pharma Ltd	6,162
40,276	*,e	Avexis, Inc	3,309
61,237	*,e	Axovant Sciences Ltd	1,420
3,792		Bachem Holding AG.	433
10,541	*,e	Basilea Pharmaceutica	890
20,993	*,e	Bavarian Nordic AS	1,237
1,801,262		Bayer AG.	233,462
484,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	708
53,819	*,e	Bellicum Pharmaceuticals, Inc	629
17,626	*	Binex Co Ltd	180
292,269		Biocon Ltd	1,497
310,870	*,e	BioCryst Pharmaceuticals, Inc	1,728
42,031		Biogaia AB (B Shares)	1,709
361,261	*	Biogen Idec, Inc	98,032
78,623	*	Biohaven Pharmaceutical Holding Co Ltd	1,966
1,044,689	*,n	BioMarin Pharmaceutical, Inc	94,879
74,440	*	Bio-Rad Laboratories, Inc (Class A)	16,847
27,334	*	Biospecifics Technologies Corp	1,353
90,570		Bio-Techne Corp	10,642
5,149	*	Biotest AG.	166
14,357		Biotest AG. (Preference)	361
151,748	*,e	BioTime, Inc	478
232,583	*	Bioverativ, Inc	13,995
108,814	*,e	Biovitrum AB	1,681
180,125	*	Bluebird Bio, Inc	18,922
93,797	*	Blueprint Medicines Corp	4,753
12,931		Boiron S.A.	1,276
3,262		Boryung Pharmaceutical Co Ltd	143
3,754,820		Bristol-Myers Squibb Co	209,219
389,912		Bruker BioSciences Corp	11,245
257,025	*	BTG plc	2,336
16,755		Bukwang Pharmaceutical Co Ltd	313
452,283		Cadila Healthcare Ltd	3,672
161,800	*	Calithera Biosciences, Inc	2,403
90,293	*	Cambrex Corp	5,395
11,053	*	Camurus AB	180
102,917	*,e	Canopy Growth Corp	633
265,823	*,e	Cara Therapeutics Inc	4,091
1,972		Caregen Co Ltd	110
67,233	*	Cascadian Therapeutics, Inc	250
438,730	*	Catalent, Inc	15,399
140,491	*,e	Catalyst Pharmaceuticals, Inc	388
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,675,911	*	Celgene Corp	$347,520
3,793		Cell Biotech Co Ltd	129
241,422	*,e	Celldex Therapeutics, Inc	596
17,609	*,e	Cellectis S.A.	458
10,399	*	Celltrion Pharm Inc	201
82,256	*,e	Celltrion, Inc	8,272
371,521	*	Cempra, Inc	1,709
94,411	*	Center Laboratories, Inc	189
169,852	*	Charles River Laboratories International, Inc	17,181
91,704	*	ChemoCentryx, Inc	858
93,805	*	Chimerix, Inc	511
10,235,300	*,e,m	China Animal Healthcare Ltd	13
3,704,900	e	China Medical System Holdings Ltd	6,406
7,125,000	*	China Regenerative Medicine International Ltd	225
668,000		China Shineway Pharmaceutical Group Ltd	675
33,733		Chong Kun Dang Pharm Corp	2,256
27,016		Chong Kun Dang Pharmaceutical Corp	2,880
8,050		Choongwae Pharma Corp	331
362,100		Chugai Pharmaceutical Co Ltd	13,566
322,131		Cipla Ltd	2,769
2,052,000	e	CK Life Sciences International Holdings, Inc	173
0	*	Clal Biotechnology Industries Ltd	0	^
41,108	*,e	Clearside Biomedical, Inc	375
76,897		Clinigen Group plc	862
291,023	*	Clovis Oncology, Inc	27,248
55,238	*,e	CMG Pharmaceutical Co Ltd	159
36,900		CMIC Co Ltd	508
973,240	*	Coherus Biosciences, Inc	13,966
44,901	*,e	Collegium Pharmaceutical, Inc	562
118,580	*	Concert Pharmaceuticals Inc	1,654
1,240,000	e	Consun Pharmaceutical Group Ltd	963
50,865	*,e	Contatus Pharmaceuticals, Inc	293
87,734	*,e	Corbus Pharmaceuticals Holdings, Inc	553
281,796	*,e	Corcept Therapeutics, Inc	3,325
39,825	*	Corium International, Inc	297
16,637	*,e	Corvus Pharmaceuticals, Inc	201
24,424		COSMO Pharmaceuticals NV	4,287
13,929	*	CrystalGenomics, Inc	184
546,492		CSL Ltd	57,999
10,521,961		CSPC Pharmaceutical Group Ltd	15,368
226,810	*,e	Curis, Inc	429
229,264	*	Cytokinetics, Inc	2,774
148,241	*	CytomX Therapeutics, Inc	2,298
7,467		Dae Hwa Pharmaceutical Co Ltd	148
91,960		Daewon Pharmaceutical Co Ltd	1,571
65,835		Daewoong Co Ltd	754
3,238		Daewoong Pharmaceutical Co Ltd	243
857,852		Daiichi Sankyo Co Ltd	20,248
1,160,000		Dawnrays Pharmaceutical Holdings Ltd	755
12,012	*,e	DBV Technologies S.A.	848
62,071		Dechra Pharmaceuticals plc	1,376
209,566	*,e	Depomed, Inc	2,251
75,167	*	Dermira, Inc	2,190
53,731		Divi S Laboratories Ltd	538
13,848		Dong-A Pharmaceutical Co Ltd	1,641
2,924		Dong-A ST Co Ltd	236
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
25,163		DongKook Pharmaceutical Co Ltd	$1,389
146,304		Dr Reddy’s Laboratories Ltd	6,100
312,168	*	Durect Corp	487
96,719	*,e	Dynavax Technologies Corp	933
16,366	*,e	Eagle Pharmaceuticals, Inc	1,291
38,008	*,e	Edge Therapeutics, Inc	390
125,423	*,e	Editas Medicine, Inc	2,105
211,361		Eisai Co Ltd	11,694
3,237,384		Eli Lilly & Co	266,437
66,084	*	Emergent Biosolutions, Inc	2,241
31,165	*	Enanta Pharmaceuticals, Inc	1,121
488,272	*	Endo International plc	5,454
506,865	*	Enzo Biochem, Inc	5,596
118,669	*	Epizyme, Inc	1,792
23,400		EPS Co Ltd	367
29,380	*,e	Esperion Thereapeutics, Inc	1,360
12,487		Eurofins Scientific	7,045
97,310	*	Evotec AG.	1,556
241,390	*,e	Exact Sciences Corp	8,538
1,136,357	*	Exelixis, Inc	27,988
470,004		Faes Farma S.A. (Sigma)	1,562
90,639	*	Fate Therapeutics, Inc	294
77,873		FDC Ltd	220
263,881	*	FibroGen, Inc	8,523
67,102	*	Five Prime Therapeutics, Inc	2,020
54,939	*,e	Flexion Therapeutics Inc	1,111
58,886	*	Fluidigm Corp	238
72,474	*,e	Fortress Biotech, Inc	344
28,460	*,e	Foundation Medicine, Inc	1,131
3,900		Fuji Pharma Co Ltd	133
81,204	*	Galapagos NV	6,208
6,904	*	Genexine Co Ltd	291
20,332	*,e	Genfit	692
54,831	*	Genmab AS	11,691
56,819	*,e	Genocea Biosciences Inc	297
38,613	*	Genomic Health, Inc	1,257
549,900	*	Genomma Lab Internacional S.A. de C.V.	708
268,000	e	Genscript Biotech Corp	145
64,257		Genus plc	1,490
298,642	*,e	Geron Corp	827
20,952		Gerresheimer AG.	1,686
3,100,225		Gilead Sciences, Inc	219,434
7,150,814		GlaxoSmithKline plc	152,221
218,057		Glenmark Pharmaceuticals Ltd	2,134
228,595	*	Global Blood Therapeutics, Inc	6,252
72,000	*	GNI Group Ltd	425
244,785		Granules India Ltd	505
4,004		Green Cross Corp	611
16,182		Green Cross Holdings Corp	450
328,790		Grifols S.A.	9,167
8	*,m	GW Pharmaceuticals plc	0	^
470,352		H Lundbeck AS	26,404
216,505	*,e	Halozyme Therapeutics, Inc	2,776
18,222	*	Han All Pharmarceutical Co	208
3,428		Handok Pharmaceuticals Co Ltd	77
13,559	e	Hanmi Holdings Co Ltd	999
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,939		Hanmi Pharm Co Ltd	$1,936
16,203	*	Hansa Medical AB	415
5,100	*,e	HEALIOS KK	70
89,447	*,e	Heron Therapeutics, Inc	1,239
33,568	*	Heska Corp	3,426
39,598	e	Hikma Pharmaceuticals plc	758
61,439		Hisamitsu Pharmaceutical Co, Inc	2,946
339,127	*	Horizon Pharma plc	4,025
11,004,062	e,m	Hua Han Bio-Pharmaceutical Holdings Ltd	14
1,734	*	Hugel, Inc	848
3,150		Humedix Co Ltd	87
2,490	*	Huons Co Ltd	129
25,993	*	Hutchison China MediTech Ltd	1,223
352,267		Hypermarcas S.A.	2,956
204,137	*,e	Idera Pharmaceuticals, Inc	351
218,378	*	Idorsia Ltd	4,122
251,627	*	Ignyta, Inc	2,604
49,886		Il Dong Pharmaceutical Co Ltd	911
636,451	*,n	Illumina, Inc	110,437
9,210		Ilyang Pharmaceutical Co Ltd	328
56,735	*,e	Immune Design Corp	553
186,791	*,e	Immunogen, Inc	1,328
203,112	*,e	Immunomedics, Inc	1,793
185,311	*	Impax Laboratories, Inc	2,984
249,783	*	INC Research Holdings, Inc	14,612
489,878	*	Incyte Corp	61,681
841,217		Indivior plc	3,425
426,700	*	Indofarma Persero Tbk PT	94
28,789	*,e	Innate Pharma S.A.	360
254,763	*	Innoviva, Inc	3,261
131,665	*,e	Inovio Pharmaceuticals, Inc	1,032
168,073	*,e	Insmed, Inc	2,884
46,567	*,e	Insys Therapeutics, Inc	589
58,592	*,e	Intellia Therapeutics, Inc	937
49,201	*,e	Intercept Pharmaceuticals, Inc	5,957
86,398	*	Intersect ENT, Inc	2,415
67,168	*,e	Intra-Cellular Therapies, Inc	834
111,115	*,e	Intrexon Corp	2,677
7,608	*,e	iNtRON Biotechnology, Inc	254
77,141	*,e	Invitae Corp	737
254,271	*	Ionis Pharmaceuticals, Inc	12,935
107,837	*	Iovance Biotherapeutics, Inc	793
56,066	*	Ipca Laboratories Ltd	427
336,291		Ipsen	46,017
266,845	*,e	Ironwood Pharmaceuticals, Inc	5,038
36,000	*,e	Japan Tissue Engineering Co Lt	402
417,591	*	Jazz Pharmaceuticals plc	64,935
18,344		JB Chemicals & Pharmaceuticals Ltd	89
9,600		JCR Pharmaceuticals Co Ltd	243
4,633	e,m	Jeil Pharmaceutical Co	278
8,594,835		Johnson & Johnson	1,137,011
60,050	*,e	Jounce Therapeutics, Inc	843
121,711		Jubilant Organosys Ltd	1,287
142,146	*,e	Juno Therapeutics, Inc	4,249
67,962		JW Holdings Corp	574
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
19,398		JW Shinyak Corp	$132
42,900		Kaken Pharmaceutical Co Ltd	2,342
79,805	*	Karyopharm Therapeutics, Inc	722
161,133	*,e	Keryx Biopharmaceuticals, Inc	1,165
48,016	*	Kindred Biosciences Inc	413
105,300		Kissei Pharmaceutical Co Ltd	2,860
110,788	*,e	Kite Pharma, Inc	11,485
96,559	*	Knight Therapeutics, Inc	766
3,426		Kolon Life Science, Inc	492
24,665	*,e	Komipharm International Co Ltd	778
31,891		Korea United Pharm Inc	564
31,345	*	Kura Oncology, Inc	292
84,707		Kwang Dong Pharmaceutical Co Ltd	648
59,520		Kyongbo Pharmaceutical Co Ltd	681
46,236		Kyorin Co Ltd	1,027
478,791		Kyowa Hakko Kogyo Co Ltd	8,905
34,633	*,e	La Jolla Pharmaceutical Co	1,031
43,095		Laboratorios Almirall S.A.	702
54,923	*,e	Lannett Co, Inc	1,120
29,654	*	Laurus Labs Ltd	282
603,000	e	Lee’s Pharmaceutical Holdings Ltd	503
85,250	*,e	Lexicon Pharmaceuticals, Inc	1,402
46,142	*	Ligand Pharmaceuticals, Inc (Class B)	5,602
6,000		Linical Co Ltd	95
154,570		Livzon Pharmaceutical Group, Inc	1,089
567,965		Lonza Group AG.	123,030
34,000	*	Lotus Pharmaceutical Co Ltd	64
40,569	*	Loxo Oncology, Inc	3,253
133,115		Luminex Corp	2,811
353,236		Lupin Ltd	5,791
736,000	e	Luye Pharma Group Ltd	404
6,151	*	Macrogen, Inc	152
64,840	*	MacroGenics, Inc	1,135
7,354	*	Madrigal Pharmaceuticals, Inc	120
183,606	*	Mallinckrodt plc	8,227
156,930		Marksans Pharma Ltd	99
105,420	*	Matinas BioPharma Holdings, Inc	178
1,128,950	*,e	Mayne Pharma Group Ltd	942
136,465	*,e	Medicines Co	5,187
68,261	*,e	MediciNova, Inc	359
72,918	*	Medigen Biotechnology Corp	128
80,566	*,e	Medpace Holdings, Inc	2,336
5,520		Medy-Tox, Inc	2,703
259,100		Mega Lifesciences PCL	213
8,649,744		Merck & Co, Inc	554,362
252,168		Merck KGaA	30,512
4,829,031	e	Merrimack Pharmaceuticals, Inc	5,988
174,804	*,e	Mesoblast Ltd	279
55,809	*	Mettler-Toledo International, Inc	32,846
203,601	*,e	MiMedx Group, Inc	3,048
65,323	*,e	Minerva Neurosciences, Inc	578
25,143	*,e	Miragen Therapeutics, Inc	325
9,100		Mochida Pharmaceutical Co Ltd	657
5,123	*	Molecular Partners AG.	157
331,831	*	Momenta Pharmaceuticals, Inc	5,608
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
19,043	*,e	Morphosys AG.	$1,352
2,913,126	*	Mylan NV	113,088
90,356	*,e	MyoKardia, Inc	1,184
127,917	*,e	Myriad Genetics, Inc	3,305
22,200	*,e	NanoCarrier Co Ltd	140
59,880	*	NanoString Technologies, Inc	990
59,183	*,e	NantKwest, Inc	449
81,048		Natco Pharma Ltd	1,255
103,645	*	Natera, Inc	1,126
9,734	*	Naturalendo Tech Co Ltd	103
305,377	*	Nektar Therapeutics	5,970
110,674	*,e	NeoGenomics, Inc	992
36,751	*,e	Neos Therapeutics, Inc	268
192,641	*	Neurocrine Biosciences, Inc	8,861
29,320	*	Neuroderm Ltd	877
79,094	*,e	NewLink Genetics Corp	581
8,769	*	Newron Pharmaceuticals S.p.A	177
146,850	e	Nichi-iko Pharmaceutical Co Ltd	2,293
33,800		Nippon Shinyaku Co Ltd	2,164
27,885	*	Nordic Nanovector ASA	257
2,958,240		Novartis AG.	247,092
694,952	*,e	Novavax, Inc	799
29,826	*	Novelion Therapeutics, Inc	275
3,734,006		Novo Nordisk AS	160,440
55,425	*,e	Nymox Pharmaceutical Corp	244
112,000	*	OBI Pharma, Inc	889
97,904	*,e	Ocular Therapeutix, Inc	908
119,610	*,e	Omeros Corp	2,381
5,854	*	Oncocyte Corp	30
76,600	*,e	OncoTherapy Science, Inc	205
420,695		Ono Pharmaceutical Co Ltd	9,176
736,619	*,e	Opko Health, Inc	4,847
192,647	*,e	Organovo Holdings, Inc	507
175,810		Orion Oyj (Class B)	11,231
55,797	*	Otonomy, Inc	1,052
340,846		Otsuka Holdings KK	14,553
9,269	*	Ovid therapeutics, Inc	97
164,421	*,e	Pacific Biosciences of California, Inc	585
162,987	*	Pacira Pharmaceuticals, Inc	7,774
1,782,786	*,e	Paion AG.	6,496
75,717	*,e	Paratek Pharmaceuticals, Inc	1,825
169,479	*	Parexel International Corp	14,729
22,585	*	Patheon NV	788
322,348		PDL BioPharma, Inc	796
49,800	*	PeptiDream, Inc	1,577
3,282	*	Peptron, Inc	149
333,908		PerkinElmer, Inc	22,753
143,299	e	Perrigo Co plc	10,822
47,655	*	Pfenex, Inc	191
15,845		Pfizer Ltd	443
16,661,227		Pfizer, Inc	559,651
128,989	*,e	Pharma Mar S.A.	581
2,394		PHARMA RESEARCH PRODUCTS Co Ltd	82
46,229		PharmaEngine Inc	303
100,000	*	PharmaEssentia Corp	483
13,000		Pharmally International Holding Co Ltd	196
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
155,857		Phibro Animal Health Corp	$5,775
103,650	*,e	Pieris Pharmaceuticals, Inc	524
120,059		Piramal Healthcare Ltd	5,191
177,952	*	Portola Pharmaceuticals, Inc	9,996
181,570	*	PRA Health Sciences, Inc	13,620
195,522	*	Prestige Brands Holdings, Inc	10,326
16,911		Probi AB	1,164
140,461	*	Progenics Pharmaceuticals, Inc	954
403,553	*	ProMetic Life Sciences, Inc	523
18,512	*,e	Protagonist Therapeutics, Inc	209
93,024	*,e	Prothena Corp plc	5,034
20,776,131		PT Kalbe Farma Tbk	2,529
65,860	*,e	PTC Therapeutics, Inc	1,207
102,608	*,e	Puma Biotechnology, Inc	8,968
234,307	*	QIAGEN NV	7,796
336,701		QIAGEN NV	11,290
345,807	*	Quintiles Transnational Holdings, Inc	30,950
23,066	*	Ra Pharmaceuticals, Inc	432
73,516	*,e	Radius Health, Inc	3,325
16,666	*,e	Reata Pharmaceuticals, Inc	527
31,017	e	Recipharm AB	454
151,569		Recordati S.p.A.	6,149
26,911	*,e	Recro Pharma, Inc	189
256,760	*	Regeneron Pharmaceuticals, Inc	126,105
54,460	*	REGENXBIO, Inc	1,076
67,704	*	Repligen Corp	2,806
533,085	*	Retrophin, Inc	10,337
44,015	*,e	Revance Therapeutics, Inc	1,162
3,496		Reyon Pharmaceutical Co Ltd	88
247,465		Richter Gedeon Rt	6,470
386,701	*	Rigel Pharmaceuticals, Inc	1,056
973,741		Roche Holding AG.	248,805
166,317		Rohto Pharmaceutical Co Ltd	3,443
97,629	*,e	Sage Therapeutics, Inc	7,775
37,918		Samjin Pharmaceutical Co Ltd	1,093
31,153	*,e	Samsung Biologics Co Ltd	7,947
10,300	*,e	SanBio Co Ltd	129
141,110	*	Sangamo Biosciences, Inc	1,242
8,243		Sanofi India Ltd	530
1,951,163		Sanofi-Aventis	186,960
141,638		Santen Pharmaceutical Co Ltd	1,924
3,333	*,e	Santhera Pharmaceutical Holding AG.	231
128,844	*,e	Sarepta Therapeutics, Inc	4,343
52,700		Sawai Pharmaceutical Co Ltd	2,960
52,962	*,e	Schnell Biopharmaceuticals, Inc	186
220,110	*	Sciclone Pharmaceuticals, Inc	2,421
177,847		Scinopharm Taiwan Ltd	244
49,650		Searle Co Ltd	242
649,578	*,n	Seattle Genetics, Inc	33,609
51,762	*	Seegene, Inc	1,707
1,054,700		Seikagaku Corp	17,600
32,978	*,e	Selecta Biosciences, Inc	655
62,456	*	Sequent Scientific Ltd	116
40,075	*,e	Seres Therapeutics, Inc	453
650,000		Shandong Xinhua Pharmaceutical Co Ltd	627
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
193,200		Shanghai Dingli Technology Dev	$174
413,251	e	Shanghai Fosun Pharmaceutical Group Co Ltd	1,602
159,000	e	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	93
31,100	g	Shanghai Haohai Biological Technology Co Ltd	169
42,100		Shanghai Shenqi Pharmaceutical Investment Management Co Ltd	50
17,808		Shilpa Medicare Ltd	180
541,479		Shionogi & Co Ltd	30,192
1,105,902		Shire Ltd	60,978
13,284		Shire plc (ADR)	2,195
6,883		Siegfried Holding AG.	1,945
6,357,000		Sihuan Pharmaceutical Holdings	2,661
36,491	*	SillaJen, Inc	639
4,244,205		Sino Biopharmaceutical	3,753
45,959		Sirtex Medical Ltd	574
10,700	*,e	Sosei Group	1,177
45,832	*	Spark Therapeutics, Inc	2,738
156,250	*,e	Spectrum Pharmaceuticals, Inc	1,164
4,417,703	e	SSY Group Ltd	1,805
44,490		ST Pharm Co Ltd	1,615
155,621	e	Stada Arzneimittel AG.	11,054
2,694	*	Stallergenes Greer plc	116
44,894	*	Stemline Therapeutics, Inc	413
67,857		Strides Arcolab Ltd	1,050
47,808	*	Strongbridge Biopharma plc	342
46,796	*,e	Sucampo Pharmaceuticals, Inc (Class A)	491
207,249	e	Sumitomo Dainippon Pharma Co Ltd	2,829
40,330	*	Sun Pharma Advanced Research Company Ltd	190
1,656,545		Sun Pharmaceutical Industries Ltd	14,231
194,884	*	Supernus Pharmaceuticals, Inc	8,400
30,912		Suven Life Sciences Ltd	82
42,501	*,e	Syndax Pharmaceuticals, Inc	594
447,714	*,e	Synergy Pharmaceuticals, Inc	1,992
28,580	*	Syngene International Ltd	208
24,924	*,e	Syros Pharmaceuticals, Inc	401
183,799	*	Taigen Biopharmaceuticals Holdings Ltd	142
161,000	*	TaiMed Biologics, Inc	977
29,668		Taisho Pharmaceutical Holdings Co Ltd	2,261
32,800		Takara Bio, Inc	458
1,294,664		Takeda Pharmaceutical Co Ltd	65,729
784,078		Tanabe Seiyaku Co Ltd	18,137
21,703	*,e	Taro Pharmaceutical Industries Ltd	2,432
22,278		Tecan Group AG.	4,195
81,621	*,e	Teligent, Inc	747
259,976	*	TESARO, Inc	36,360
73,193	*	Tetraphase Pharmaceuticals, Inc	522
584,576		Teva Pharmaceutical Industries Ltd (ADR)	19,420
131,017	*,e	TG Therapeutics, Inc	1,317
307,097	*,e	TherapeuticsMD, Inc	1,618
100,090	*,e	Theravance Biopharma, Inc	3,988
848,317		Thermo Fisher Scientific, Inc	148,006
326,400		Tianjin ZhongXin Pharmaceutical Group Corp Ltd	299
20,027	*,m	Tobira Therapeutics, Inc	275
16,568	*	Tocagen, Inc	199
1,283,000		Tong Ren Tang Technologies Co Ltd	1,983
8,600		Torii Pharmaceutical Co Ltd	210
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
40,668		Towa Pharmaceutical Co Ltd	$1,901
204,965	*	Trevena, Inc	471
149,292		Tsumura & Co	6,064
152,917		TTY Biopharm Co Ltd	508
50,000	*	TWi Pharmaceuticals, Inc	146
57,490		UCB S.A.	3,954
90,034	*	Ultragenyx Pharmaceutical, Inc	5,592
43,462		Unichem Laboratories Ltd	180
1,505,500	*,e	United Laboratories Ltd	993
59,826	*	United Therapeutics Corp	7,761
520,275	*,e	Valeant Pharmaceuticals International, Inc	9,043
278,287	*	Vanda Pharmaceuticals, Inc	4,536
42,885	*,e	VBI Vaccines, Inc	187
437,626	*	Vectura Group plc	638
76,991	*,e	Veracyte, Inc	641
265,020	*	Versartis, Inc	4,625
975,622	*	Vertex Pharmaceuticals, Inc	125,728
39,969	e	Vifor Pharma AG.	4,415
3,069	*,e	Virbac S.A.	493
9,236	*	ViroMed Co Ltd	830
10,774		Vitrolife AB	677
28,622	*,e	Voyager Therapeutics, Inc	256
16,641	*	vTv Therapeutics, Inc	83
119,217	*	VWR Corp	3,935
228,154	*	Waters Corp	41,944
23,581	*,e	WaVe Life Sciences Pte Ltd	439
37,579		Whanin Pharmaceutical Co Ltd	594
5,114,000	e	Winteam Pharmaceutical Group Ltd	2,947
17,667		Wockhardt Ltd	165
35,077	*,e	XBiotech, Inc	165
184,057	*,e	Xencor Inc	3,885
8,605		Yuhan Corp	1,850
64,279	*,e	Yungjin Pharmaceutical Co Ltd	637
371,050		YungShin Global Holding Corp	527
55,210	*	Zafgen, Inc	194
14,134	*,e	Zealand Pharma AS	283
75,500		Zeria Pharmaceutical Co Ltd	1,399
259,681	*,e	ZIOPHARM Oncology, Inc	1,615
1,753,448		Zoetis, Inc	109,380
49,189	*	Zogenix, Inc	713
22,386	*,e	Zynerba Pharmaceuticals, Inc	380
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	8,966,321

REAL ESTATE - 3.7%
18,050,000		8990 Holdings, Inc	2,358
1,649,056		Abacus Property Group	4,106
166,261		Acadia Realty Trust	4,622
1,837		Activia Properties Inc	7,848
44,841	*	ADLER Real Estate AG.	697
20,550	g	ADO Properties S.A.	869
855		Advance Residence Investment Corp	2,125
11,406		Aedifica S.A.	995
28,276		Aeon Mall Co Ltd	559
7,223	e	AEON REIT Investment Corp	7,960
1	*	Africa Israel Investments Ltd	0	^
24,717		Africa Israel Properties Ltd	524
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,086,518		Agile Property Holdings Ltd	$995
110,477		Agree Realty Corp	5,068
485,841		AIMS AMP Capital Industrial REIT	522
61,592	*	Airport City Ltd	852
2,881,354		Aldar Properties PJSC	1,798
133,779		Alexander & Baldwin, Inc	5,536
5,525		Alexander’s, Inc	2,329
102,697		Alexandria Real Estate Equities, Inc	12,372
52,420		Aliansce Shopping Centers S.A.	238
11,233,746		Allco Commercial Real Estate Investment Trust	11,621
27,643		Allied Properties Real Estate Investment Trust	830
25,186		Allreal Holding AG.	4,557
232,380		Alony Hetz Properties & Investments Ltd	2,347
457,227		Alstria Office REIT-AG.	6,183
22,650	*,e	Altisource Portfolio Solutions S.A.	494
103,558		Altisource Residential Corp	1,340
26,669		Altus Group Ltd	576
4,117,800		Amata Corp PCL (Foreign)	2,084
326,686		American Assets Trust,Inc	12,868
283,769		American Campus Communities, Inc	13,422
817,801		American Homes 4 Rent	18,458
893,307		American Tower Corp	118,202
326,270		Amot Investments Ltd	1,708
396,700		Ananda Development PCL (FOREIGN)	60
4,060		ANF Immobilier	97
3,803,760	*	AP Thailand PCL (Foreign)	906
845,024		Apartment Investment & Management Co (Class A)	36,311
503,379		Apple Hospitality REIT, Inc	9,418
79,000	e	Ardepro Co Ltd	107
1,544,092		Argosy Property Ltd	1,177
235,671	e	Armada Hoffler Properties, Inc	3,052
1,975,562		Arrowhead Properties Ltd (Class A)	1,321
151,140		Artis Real Estate Investment Trust	1,527
1,390,200	e	Ascendas Hospitality Trust	833
554,076		Ascendas REIT	1,050
838,991		Ascott Residence Trust	704
129,399		Ashford Hospitality Prime, Inc	1,332
156,227		Ashford Hospitality Trust, Inc	950
2,966,545		Assura Group Ltd	2,465
324,281	*	Attacq Ltd	421
36,031	*	AV Homes, Inc	722
329,573		AvalonBay Communities, Inc	63,334
444,301		Aventus Retail Property Fund Ltd	785
1,012,482		Aveo Group	2,165
2,272,000	*,e	AVIC International Holding HK Ltd	113
228,845		Axia Real Estate SOCIMI S.A.	3,910
888,666		Axis Real Estate Investment Trust	340
7,757,815		Ayala Land, Inc	6,112
42,998		Azrieli Group	2,389
6,567,800		Bangkokland PCL	354
241,741		Barwa Real Estate Co	2,132
1,645		Bayside Land Corp	733
17,148		Befimmo SCA Sicafi	1,020
2,436,000		Beijing Capital Land Ltd	1,157
3,072,000	*	Beijing Enterprises Medical & Health Group Ltd	191
482,000		Beijing North Star Co	204
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,320,000	*,e	Beijing Properties Holdings Ltd	$63
1,074,175		Beni Stabili S.p.A.	775
11,180		Big Shopping Centers Ltd	794
250,111		Big Yellow Group plc	2,580
1,405		BLife Investment Corp	3,335
8,968		Blue Square Real Estate Ltd	410
118,959		Bluerock Residential Growth REIT, Inc	1,533
31,242		Boardwalk REIT	1,146
641,589		Boston Properties, Inc	78,928
646,262		BR Malls Participacoes S.A.	2,331
32,708		BR Properties S.A.	89
282,731		Brandywine Realty Trust	4,956
641,434		British Land Co plc	5,064
579,977		Brixmor Property Group, Inc	10,370
704,186		Bunnings Warehouse Property Trust	1,613
97,370		BUWOG AG.	2,798
29,662,014		C C Land Holdings Ltd	6,766
208,373		CA Immobilien Anlagen AG.	5,084
618,900		Cache Logistics Trust	411
650,009		Cambridge Industrial Trust	279
171,045		Camden Property Trust	14,626
265,273		Canadian Apartment Properties REIT	6,867
30,952		Canadian Real Estate Investment Trust	1,095
580,700		CapitaCommercial Trust	700
543,518	e	Capital & Counties Properties	2,074
3,732,191		CapitaLand Ltd	9,484
1,159,781		CapitaMall Trust	1,663
44,900		CapitaMalls Malaysia Trust	16
384,632		CapitaRetail China Trust	458
167,104		Care Capital Properties, Inc	4,462
295,994		CareTrust REIT, Inc	5,488
3,970,000	*,e	Carnival Group International Holdings Ltd	366
231,318		Castellum AB	3,398
104,163		CatchMark Timber Trust Inc	1,184
491,300		Cathay Real Estate Development Co Ltd	318
334,402	e	CBL & Associates Properties, Inc	2,819
872,369	*	CBRE Group, Inc	31,754
438,600	e	CDL Hospitality Trusts	527
15,000,000		Cebu Holdings, Inc	1,567
498,418	e	Cedar Realty Trust, Inc	2,417
37,190		Cedar Woods Properties Ltd	149
506,000		Central China Real Estate Ltd	115
1,434,458		Central Pattana PCL (Foreign)	2,928
390,733		Centuria Industrial REIT	742
3,834,636		Champion Real Estate Investment Trust	2,441
1,408,207		Charter Hall Group	5,949
117,712	e	Charter Hall Long Wale REIT	374
142,956		Chatham Lodging Trust	2,872
146,237		Chesapeake Lodging Trust	3,578
4,217,722		Cheuk Nang Holdings Ltd	2,827
3,281,812		Cheung Kong Property Holdings Ltd	25,681
4,292,500		China Aoyuan Property Group Ltd	1,293
1,596,000	e	China Electronics Optics Valley Union Holding Co Ltd	153
6,395,663	e	China Evergrande Group	11,474
971,000	*,e	China Logistics Property Holdings Co Ltd	306
734,000		China Merchants Land Ltd	150
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,385,021	*	China New Town Development Co Ltd	$433
592,000	e	China Overseas Grand Oceans Group Ltd	316
11,729,981		China Overseas Land & Investment Ltd	34,329
880,000	e	China Overseas Property Holdings Ltd	171
9,763,369		China Resources Land Ltd	28,443
5,027,400	e	China SCE Property Holdings Ltd	2,285
1,822,000		China South City Holdings Ltd	338
1,325,315		China Vanke Co Ltd	3,749
335,500	e	Chinese Estates Holdings Ltd	468
32,682		Choice Properties REIT	349
71,088		Chong Hong Construction Co	160
8,710,758		CIFI Holdings Group Co Ltd	3,874
133,179		City Developments Ltd	1,037
198,081		City Office REIT, Inc	2,516
688,310	e	Citycon Oyj	1,806
448,971		Civitas Social Housing plc	640
29,475	e	Clipper Realty, Inc	364
49,156		Cofinimmo	6,044
82,630		Colliers International Group, Inc	4,671
1,206,889		Colony NorthStar, Inc	17,005
661,753		Colony Starwood Homes	22,705
170,000	e	Colour Life Services Group	100
435,021		Columbia Property Trust, Inc	9,736
565	*,e	Comforia Residential REIT, Inc	1,218
64,167		Cominar Real Estate Investment Trust	629
52,063		Community Healthcare Trust, Inc	1,332
211,100		Concentradora Fibra Danhos S.A. de C.V.	380
191,600		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	145
411,900		Concentradora Hipotecaria SAPI de C.V.	515
7,682		Consolidated-Tomoka Land Co	437
373,342		CoreCivic, Inc	10,297
23,254	e	CorEnergy Infrastructure Trust, Inc	781
75,618		Coresite Realty	7,829
569,136		Corp Inmobiliaria Vesta SAB de C.V.	841
136,403		Corporate Office Properties Trust	4,778
5,711,628		Country Garden Holdings Co Ltd	6,625
120,851	e	Countrywide plc	263
827,694		Cousins Properties, Inc	7,275
1,506		Crescendo Investment Corp	1,171
1,714,091		Croesus Retail Trust	1,469
29,477		Crombie Real Estate Investment Trust	319
2,307,945		Cromwell Group	1,685
1,152,414		Crown Castle International Corp	115,449
642,000	*,e	Crown International Corp Ltd	110
17,768,943		CSI Properties Ltd	853
84,363		CT Real Estate Investment Trust	935
533,277		CubeSmart	12,820
461,849		CyrusOne, Inc	25,748
24,155	*	D Carnegie & Co AB	335
3,272	*	DA Office Investment Corp	16,508
176,100		Daibiru Corp	1,835
339,000		Daikyo, Inc	692
2,595,900		Daiman Development BHD	1,403
26,120		Daito Trust Construction Co Ltd	4,069
349,687		Daiwa House Industry Co Ltd	11,968
3,291,822		DAMAC Properties Dubai Co PJSC	2,824
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
273,988		DCT Industrial Trust, Inc	$14,642
849,555		DDR Corp	7,705
1,691,112		Delta Property Fund Ltd	946
117,593		Derwent London plc	4,065
609,867		Deutsche Annington Immobilien SE	24,264
143,979	e	Deutsche Euroshop AG.	5,681
375,076		Deutsche Wohnen AG.	14,372
613,065	e	Dexus Property Group	4,463
1,174,929	*	Deyaar Development PJSC	162
448,565		DiamondRock Hospitality Co	4,912
105,213		DIC Asset AG.	1,155
323,298	e	Digital Realty Trust, Inc	36,517
215,155		Dios Fastigheter AB	1,190
1,000,000		DLF Ltd	2,950
329,374		Dongwon Development Co Ltd	1,445
764,130	*	DoubleDragon Properties Corp	723
261,260		Douglas Emmett, Inc	9,983
89,241		Dream Global REIT	751
16,965		Dream Industrial Real Estate Investment Trust	114
36,545		Dream Office Real Estate Investment Trust	551
45,780	*	Dream Unlimited Corp	260
376,395		Duke Realty Corp	10,520
186,390		DuPont Fabros Technology, Inc	11,400
73,527		Easterly Government Properties, Inc	1,540
560,662		Eastern & Oriental BHD	222
73,423		EastGroup Properties, Inc	6,153
774,200	*	Eco World Development Group BHD	301
203,945		Education Realty Trust, Inc	7,903
1,948,955		Emaar Malls Group PJSC	1,334
5,918,189		Emaar Properties PJSC	12,484
1,152,124	e	Emira Property Fund Ltd	1,221
2,018,304		Emlak Konut Gayrimenkul Yatiri	1,686
3,413,333		Emperor International Holdings	1,116
250,509		Empire State Realty Trust, Inc	5,203
366,975		Empiric Student Property plc	534
168,199		Entertainment Properties Trust	12,088
289,275	g	Entra ASA	3,603
178,625		Equinix, Inc	76,659
241,467	*	Equity Commonwealth	7,630
450,374		Equity Lifestyle Properties, Inc	38,885
1,095,558		Equity Residential	72,121
914,268	*	Eshraq Properties Co PJSC	213
207,461		Essex Property Trust, Inc	53,373
61,864		Eurobank Properties Real Estate Investment Co	647
42,716		Eurocommercial Properties NV	1,707
366,730		Extra Space Storage, Inc	28,605
830,161		Ezdan Holding Group QSC	2,855
180,646		Fabege AB	3,478
3,328,000	e	Fantasia Holdings Group Co Ltd	482
3,864,922		Far East Consortium	2,158
588,200		Far East Hospitality Trust	286
1,092,812		Farglory Land Development Co Ltd	1,401
96,630	e	Farmland Partners, Inc	864
111,217	*	Fastighets AB Balder	2,695
220,176		Federal Realty Investment Trust	27,828
580,094		FelCor Lodging Trust, Inc	4,182
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,659,906		Fibra Uno Administracion S.A. de C.V.	$10,734
18,000,000		Filinvest Development Corp	2,818
62,493,000		Filinvest Land, Inc	2,068
96,274		First Capital Realty, Inc	1,467
484,433		First Industrial Realty Trust, Inc	13,864
117,171		First Potomac Realty Trust	1,302
358,646		First Real Estate Investment Trust	349
75,823		FirstService Corp	4,865
440,713		Folkestone Education Trust	945
62,146		Fonciere Des Regions	5,765
483,343		Forest City Realty Trust, Inc	11,682
135,563	*	Forestar Group, Inc	2,325
728,170		Fortress Income Fund Ltd	1,932
2,248,271		Fortress Income Fund Ltd (A Shares)	2,949
515,142		Four Corners Property Trust, Inc	12,935
189,645	e	Foxtons Group plc	234
207,767		Franklin Street Properties Corp	2,302
9,611,725		Franshion Properties China Ltd	3,961
375,800	e	Frasers Centrepoint Trust	584
712,300	e	Frasers Logistics & Industrial Trust	559
1,047	*	Frontier Real Estate Investment Corp	4,315
12,601	*	FRP Holdings, Inc	582
452	*	Fukuoka REIT Corp	695
7,407,500	e	Fullshare Holdings Ltd	2,957
1,090,000		Future Land Development Holdin	416
2,107,992		Gaming and Leisure Properties, Inc	79,408
333,314	e	Gateway Lifestyle	499
287,330		Gazit Globe Ltd	2,773
21,013		Gazit, Inc	392
364,246		GDI Property Group	287
15,529		Gecina S.A.	2,437
2,438,000		Gemdale Properties and Investment Corp Ltd	172
302,937		Geo Group, Inc	8,958
53,771		Getty Realty Corp	1,350
2,240,861		GGP, Inc	52,795
48,730		Gladstone Commercial Corp	1,062
2,044,491		Global Logistic Properties	4,247
31,741	e	Global Medical REIT, Inc	284
132,309	*	Global Net Lease, Inc	2,943
454		Global One Real Estate Investment Corp	1,557
377,692		Globe Trade Centre S.A.	989
2,264,895	*	Glorious Property Holdings Ltd	246
3,192		GLP J-Reit	3,436
35,452	*	Godrej Properties Ltd	285
33,980		Goldcrest Co Ltd	753
1,041,609	e	Goodman Property Trust	954
142,046	e	Government Properties Income Trust	2,601
934,261		GPT Group (ASE)	3,436
1,317,547		Grainger plc	4,513
361,661		Gramercy Property Trust	10,745
66,752	e	Grand City Properties S.A.	1,340
72,381		Granite REIT	2,863
267,096		Great Eagle Holdings Ltd	1,358
417,571		Great Portland Estates plc	3,251
2,492,803	e	Green REIT plc	4,052
3,729,000		Greenland Hong Kong Holdings Ltd	1,281
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
421,500	e	Greentown China Holdings Ltd	$464
1,511		Griffin Land & Nurseries, Inc (Class A)	47
141,245	e	Growthpoint Properties Australia Ltd	341
3,622,400		Growthpoint Properties Ltd	6,776
460,000	*	Grupo GICSA S.A. de C.V.	334
394,000	*	Guangdong Land Holdings Ltd	83
2,831,085		Guangzhou R&F Properties Co Ltd	4,402
611,000	e	Guorui Properties Ltd	184
107,756		H&R Real Estate Investment Trust	1,830
54,539		Hamborner AG.	560
382,324		Hammerson plc	2,861
122,000		Hang Lung Group Ltd	505
3,925,727		Hang Lung Properties Ltd	9,811
1,096	e	Hankyu Reit, Inc	1,353
1,722,969	e	Hansteen Holdings plc	2,794
1,442,594		HCP, Inc	46,105
1,050	*	Health Care & Medical Investment Corp	945
295,878		Healthcare Realty Trust, Inc	10,104
678,761		Healthcare Trust of America, Inc	21,116
23,000		Heiwa Real Estate Co Ltd	372
219,889		Helical Bar plc	861
183,652		Heliopolis Housing	294
362,105		Hemfosa Fastigheter AB	3,912
2,392,202		Henderson Land Development Co Ltd	13,339
77,166		Hersha Hospitality Trust	1,428
247,591		HFF, Inc (Class A)	8,609
27,085,130	e	Hibernia REIT plc	42,536
801,042		Highwealth Construction Corp	1,326
278,411		Highwoods Properties, Inc	14,118
137,861		Hispania Activos Inmobiliarios SAU	2,279
154,880	e	HKC Holdings Ltd	103
1,454,694		Hongkong Land Holdings Ltd	10,705
910,000		Hopson Development Holdings Ltd	855
432	*	Hoshino Resorts REIT, Inc	2,217
154,387		Hospitality Properties Trust	4,500
2,176,078		Host Marriott Corp	39,757
169,629	*	Housing Development & Infrastruture Ltd	223
81,620	*	Howard Hughes Corp	10,026
628,235		Huaku Development Co Ltd	1,450
91,000		Huang Hsiang Construction Co	126
541,121		Hudson Pacific Properties	18,501
242,886		Hufvudstaden AB (Series A)	4,030
718		Hulic Reit, Inc	1,120
202,362		Hung Poo Real Estate Development Corp	156
353,000		Hung Sheng Construction Co Ltd	226
730,000	e	Hydoo International Holding Ltd	85
233,588		Hyprop Investments Ltd	2,085
370,752		Hysan Development Co Ltd	1,769
13,151		Icade	1,103
341,800	e	Ichigo Holdings Co Ltd	1,022
3,262	*,e	Ichigo Real Estate Investment Corp	2,029
119,100	*,e	IDU Co	145
1,384,300		IGB Real Estate Investment Trust	568
53,700		Iguatemi Empresa de Shopping Centers S.A.	534
1,374,282		Immobiliare Grande Distribuzione	1,210
658,721	*,m	Immofinanz ANSPR NACHB AG.	0
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
573,004	e	Immofinanz Immobilien Anlagen AG.	$1,311
135,370	e	Independence Realty Trust, Inc	1,336
142,974	*	Indiabulls Real Estate Ltd	442
325	e	Industrial & Infrastructure Fund Investment Corp	1,474
413,577	*	ING Office Fund	1,394
2,771,641		Ingenia Communities Group	5,535
196,503		Inmobiliaria Colonial S.A.	1,714
26,840		InterRent Real Estate Investment Trust	167
3,080		Intershop Holding AG.	1,545
9,737		Intervest Offices	249
341,145	e	Intu Properties plc	1,196
4,665		Invesco Office J-Reit, Inc	4,355
2,556		Investis Holding S.A.	157
73,500	e	Investors Cloud Co Ltd	3,588
242,879		Investors Real Estate Trust	1,508
6,103	*	Invincible Investment Corp	2,622
244,098		Invitation Homes, Inc	5,280
3,223,866		IOI Properties Group Sdn BHD	1,652
656,289	e	Irish Residential Properties REIT plc	1,019
506,091		Iron Mountain, Inc	17,389
1,430,445		Is Gayrimenkul Yatirim Ortakligi AS	594
52,000	e	iShares Dow Jones US Real Estate Index Fund	4,148
135,618	*	iStar Financial, Inc	1,633
785	*	Japan Excellent, Inc	873
8,351		Japan Hotel REIT Investment Corp	5,914
659	*	Japan Logistics Fund Inc	1,368
241		Japan Prime Realty Investment Corp	835
385		Japan Real Estate Investment Corp	1,913
1,640	e	Japan Rental Housing Investments, Inc	1,210
611		Japan Retail Fund Investment Corp	1,128
1,620	*,e	Japan Senior Living Investment Corp	2,106
18,221	e	Jernigan Capital, Inc	401
110,159	*	Jerusalem Economy Ltd	280
1,596,750	*,m	Jiangsu Future Land Co Ltd	4,694
53,890		Jones Lang LaSalle, Inc	6,736
27,900		Jowa Holdings Co Ltd	775
13,000,000	e	Joy City Property Ltd	2,030
2,754,995		K Wah International Holdings Ltd	1,672
2,884,000	*,e	Kaisa Group Holdings Ltd	912
695		Kenedix Realty Investment Corp	3,706
837		Kenedix Residential Investment Corp	2,084
1,996		Kenedix Retail REIT Corp	4,214
628,200	e	Kenedix, Inc	2,972
381,398		Kennedy-Wilson Holdings, Inc	7,266
2,000,217	e	Keppel DC REIT	1,875
2,240,186		Kerry Properties Ltd	7,606
50,786		Killam Apartment Real Estate Investment Trust	499
282,068		Kilroy Realty Corp	21,197
375,279		Kimco Realty Corp	6,886
250,000		Kindom Construction Co	167
362,702		Kite Realty Group Trust	6,866
1,029,526		Kiwi Property Group Ltd	1,063
79,600		KLCC Property Holdings BHD	148
165,307		Klepierre	6,775
756,002	e	Klovern AB (B Shares)	828
29,176		Korea Asset In Trust Co Ltd	235
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
104,387		Korea Real Estate Investment Trust Co	$299
2,722,130		Kowloon Development Co Ltd	2,960
1,772,144	e	K-REIT Asia	1,474
363,249		KSL Holdings BHD	104
146,033		Kungsleden AB	895
300,185		Kuoyang Construction Co Ltd	137
1,819,624		KWG Property Holding Ltd	1,219
80,388,935		Lai Fung Holdings Ltd	2,248
23,600,315		Lai Sun Development Co Ltd	862
58,400		Lamar Advertising Co	4,296
28,741	*	Lamda Development S.A.	218
378,423		Land Securities Group plc	4,996
3,830,000		Langham Hospitality Investments Ltd	1,619
75,611		Lar Espana Real Estate Socimi S.A.	696
225,489		LaSalle Hotel Properties	6,720
3,699	*,e	LaSalle Logiport REIT	3,727
63,947		LEG Immobilien AG.	6,019
503,585		Lend Lease Corp Ltd	6,445
526,611		Leopalace21 Corp	3,276
444,754		Lexington Realty Trust	4,408
227,387		Liberty Property Trust	9,257
100,804		Life Storage, Inc	7,470
935,497		Link REIT	7,116
3,774,100		Lippo-Mapletree Indonesia Retail Trust	1,220
320,000		Liu Chong Hing Investment	493
9,514,000	e	Logan Property Holdings Co Ltd	6,273
461,457		London & Stamford Property plc	1,006
7,595,678		Longfor Properties Co Ltd	16,312
4,558,300		LPN Development PCL (Foreign)	1,595
340,000	*	LPS Brasil Consultoria de Imoveis S.A.	452
173,220		LSR Group (GDR)	494
112,128		LTC Properties, Inc	5,762
154,267		Macerich Co	8,957
227,114		Mack-Cali Realty Corp	6,164
235,195		Macquarie CountryWide Trust	735
1,186,096		Macquarie Goodman Group	7,169
1,009,390		Macquarie MEAG Prime REIT	572
8,433	e	Magnolia Bostad AB	91
1,644,176		Mah Sing Group BHD	620
433,400	e	Manulife US Real Estate Investment Trust	390
35,779	*,e,m	Mapeley Ltd	0	^
1,243,682		Mapletree Commercial Trust	1,441
2,481,700		Mapletree Greater China Commercial Trust	1,946
2,820,919		Mapletree Industrial Trust	3,811
3,762,073		Mapletree Logistics Trust	3,265
71,824	*	Marcus & Millichap, Inc	1,893
751,674		Matrix Concepts Holdings BHD	480
24,244	*	Maui Land & Pineapple Co, Inc	492
54,343	*	Mazaya Qatar Real Estate Development Q.S.C	159
103,788		MedEquities Realty Trust, Inc	1,310
889,852		Medical Properties Trust, Inc	11,452
1,075,749		Medinet Nasr Housing	1,431
183,689,335		Megaworld Corp	15,639
40,253		Melisron Ltd	2,115
36,737		Mercialys S.A	719
476,335		Merlin Properties Socimi S.A.	6,026
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,312,000		Mexico Real Estate Management S.A. de C.V.	$2,735
1,525,035	e	MGM Growth Properties LLC	44,516
896		MID Reit, Inc	2,682
406,604		Mid-America Apartment Communities, Inc	42,848
970,929	*,e	Midland Holdings Ltd	261
1,002,000	e	Minmetals Land Ltd	117
2,129,127		Mirvac Group	3,482
910,881		Mitsubishi Estate Co Ltd	17,027
1,560,816		Mitsui Fudosan Co Ltd	37,395
514	*	Mitsui Fudosan Logistics Park, Inc	1,535
248,020		MKH BHD	136
11,850		Mobimo Holding AG.	3,324
398,554		Monmouth Real Estate Investment Corp (Class A)	5,998
1,346,041		Monogram Residential Trust, Inc	13,070
17,615		Morguard Real Estate Investment Trust	197
1,174		Mori Hills REIT Investment Corp	1,443
228	*	Mori Trust Hotel Reit, Inc	309
870		Mori Trust Sogo Reit, Inc	1,405
84,343		Multiplan Empreendimentos Imobiliarios S.A.	1,663
101,783		National Health Investors, Inc	8,061
149,814		National Retail Properties, Inc	5,858
555,406		National Storage Affiliates Trust	12,835
812,545	e	National Storage REIT	943
934,000		Neo-China Land Group Holdings Ltd	210
237,283		New Europe Property Investments plc	3,001
166,464		New Senior Investment Group, Inc	1,673
10,871,600		New World Development Co Ltd	13,781
529,510	e	NewRiver REIT plc	2,413
298,513		Nexity	17,325
94,433		NexPoint Residential Trust, Inc	2,350
291		Nippon Accommodations Fund, Inc	1,216
398	e	Nippon Building Fund, Inc	2,031
900	*,e	Nippon Healthcare Investment Corp	1,368
1,100		Nippon ProLogis REIT, Inc	2,341
4,108	*,e	NIPPON REIT Investment Corp	10,875
407,789		Nomura Real Estate Holdings, Inc	8,025
3,575		Nomura Real Estate Master Fund, Inc	4,885
108,551		NorthStar Realty Europe Corp	1,376
17,201		Northview Apartment Real Estate Investment Trust	279
311,805		NorthWest Healthcare Properties Real Estate Investment Trust	2,568
117,135		Norwegian Property ASA	145
13,001		NSI NV	470
607,500		NTT Urban Development Corp	5,873
87,835		Oberoi Realty Ltd	486
304,195	e	Omega Healthcare Investors, Inc	10,045
51,956		One Liberty Properties, Inc	1,217
142,600		Open House Co Ltd	4,400
2,508		Orix JREIT, Inc	3,701
737,900	e	OUE Hospitality Trust	399
635,093		Outfront Media, Inc	14,683
886,941		Palm Hills Developments SAE	150
456,602		Paramount Group, Inc	7,306
385,501		Park Hotels & Resorts, Inc	10,393
774,400		Parkway Life Real Estate Investment Trust	1,507
83,375		Parkway, Inc	1,908
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,147,060		Parque Arauco S.A.	$2,887
30,175	*	Patrizia Immobilien AG.	571
641,800		Pavilion Real Estate Investment Trust	263
136,955	e	Pebblebrook Hotel Trust	4,415
213,960		Pennsylvania REIT	2,422
1,171,017		Phoenix Mills Ltd	8,160
863,432		Physicians Realty Trust	17,390
197,076		Piedmont Office Realty Trust, Inc	4,154
1,194,600		PLA Administradora Industrial S de RL de C.V.	2,199
117,000		Platinum Group PCL	24
1,366,817	*	Poly Hong Kong Investment Ltd	601
6,766,160		Polytec Asset Holdings Ltd	529
80,987		Potlatch Corp	3,701
7,878,000	e	Powerlong Real Estate Holdings Ltd	3,389
14,641,962		PP Properti Tbk PT	248
1,478,955		Precinct Properties New Zealand Ltd	1,333
321,932		Preferred Apartment Communities, Inc	5,070
945		Premier Investment Co	923
73,583	*	Prestige Estates Projects Ltd	288
404,668	e	Primary Health Properties plc	600
830,826		Prince Housing & Development Corp	333
1,405,600		ProLogis Property Mexico S.A. de C.V.	2,679
1,764,380		Prologis, Inc	103,463
917,000		Prosperity REIT	390
89,196		PS Business Parks, Inc	11,809
32,525		PSP Swiss Property AG.	3,043
4,997,900		PT Alam Sutera Realty Tbk	119
7,408,347		PT Bumi Serpong Damai	1,016
21,643,729		PT Ciputra Development Tbk	1,902
43,415,300	*	PT Hanson International Tbk	427
3,558,000		PT Intiland Development Tbk	112
109,817,683		PT Kawasan Industri Jababeka Tbk	2,686
111,272,648		PT Lippo Karawaci Tbk	5,509
4,442,100	*	PT Modernland Realty Tbk	90
23,809,000		PT Pakuwon Jati Tbk	1,098
9,215,500		PT Summarecon Agung Tbk	890
313,870		Public Storage, Inc	65,451
4,347,501	*	Puravankara Projects Ltd	4,221
999,367		Pure Industrial Real Estate Trust	5,302
430,931	*,e	Purplebricks Group plc	2,436
319,517		QTS Realty Trust, Inc	16,720
210,008	*	Quality Care Properties, Inc	3,845
16,419,222		Quality House PCL	1,246
501,433	*	Radium Life Tech Co Ltd	235
221,579		RAIT Investment Trust	485
957,318		RAK Properties PJSC	167
396,628		Ramco-Gershenson Properties	5,117
337,439		Rayonier, Inc	9,708
35,219		Re/Max Holdings, Inc	1,974
189,505	*	Realia Business S.A.	233
369,806	e	Realogy Holdings Corp	12,000
252,408		Realty Income Corp	13,928
1,171,286		Rebosis Property Fund Ltd	1,025
939,353	e	Redefine International plc	486
4,639,835		Redefine Properties Ltd	3,731
26,943,000		Regal Real Estate Investment Trust	7,936
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
612,020		Regency Centers Corp	$38,337
475,981		Reit Ltd	1,780
72,100	e	Relo Holdings, Inc	1,404
9,795,250	*,e	Renhe Commercial Holdings Co Ltd	219
265,765		Resilient REIT Ltd	2,475
509,999		Retail Opportunities Investment Corp	9,787
643,513		Retail Properties of America, Inc	7,857
601,656		Rexford Industrial Realty, Inc	16,509
238,064		RioCan Real Estate Investment Trust	4,419
242,866		RLJ Lodging Trust	4,826
81,919		RMR Group, Inc	3,985
1,635,000		Road King Infrastructure	2,018
1,190,500		Robinsons Land Corp	571
304,000	*,e	Ronshine China Holdings Ltd	294
744,242	*	Ruentex Development Co Ltd	839
87,566		Ryman Hospitality Properties	5,605
6,599,615		S.A. Corporate Real Estate Fund Nominees Pty Ltd	2,775
2,363,873		Sabana Shari’ah Compliant Industrial REIT	798
127,530	e	Sabra Healthcare REIT, Inc	3,073
640,587		Safestore Holdings plc	3,508
900	*	Samty Residential Investment Corp	690
4,964,277		Sansiri PCL	330
38,784		Saul Centers, Inc	2,249
360,434		Savills plc	4,124
231,363	*	SBA Communications Corp	31,211
6,102,600		SC Asset Corp PCL	596
5,712,896		Scentre Group	17,762
376,254		Schroder Real Estate Investment Trust Ltd	314
715,283		Segro plc	4,559
612	*	Sekisui House Reit, Inc	730
701		Sekisui House SI Residential Investment Corp	738
172,277		Select Income REIT	4,140
85,945		Selvaag Bolig ASA	331
257,396		Senior Housing Properties Trust	5,261
49,608	e	Seritage Growth Properties	2,081
372,337		Shaftesbury plc	4,719
311,800		Shanghai Erfangji Co Ltd	166
1,129,187		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,812
3,888,000	*	Shanghai Real Estate Ltd	90
54,000	*	Shenzhen International Enterprise Co Ltd	31
6,540,019		Shenzhen Investment Ltd	2,889
132,300		Shenzhen SEG Co Ltd	67
5,240,261		Shimao Property Holdings Ltd	8,963
258,913	*	Shining Building Business Co Ltd	93
85,034		Shoei Co Ltd	871
2,169,550		Shopping Centres Australasia Property Group	3,649
18,802,500		Shui On Land Ltd	4,552
1,100	*	SIA Reit, Inc	2,048
781,259		Simon Property Group, Inc	126,376
1,518,500	*	Singha Estate PCL	205
1,742,351		Sino Land Co	2,855
1,548,000	*,e	Sinolink Worldwide Holdings Ltd	171
21,635,144		Sino-Ocean Land Holdings Ltd	10,582
174,891		Sinyi Realty Co	185
1,110,980	*	Six of October Development & Investment	875
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,095		SK D&D Co Ltd	$94
465,818		SL Green Realty Corp	49,284
8,305,090		SM Prime Holdings	5,426
58,679		Smart Real Estate Investment Trust	1,453
878,424		Sobha Developers Ltd	5,006
2,609,635		Soho China Ltd	1,287
521,000		Soilbuild Business Space REIT	272
55,400		Sonae Sierra Brasil S.A.	322
119,956		Sparkassen Immobilien AG.	1,742
1,360,143		SPH REIT	988
2,296,838		Spirit Realty Capital, Inc	17,020
147,011		Sponda Oyj	851
581,000		Spring Real Estate Investment Trust	253
429,398		ST Modwen Properties plc	2,007
99,877	*	St. Joe Co	1,873
269,657	*	STAG Industrial, Inc	7,443
276,243		Standard Life Investment Property Income Trust Ltd	321
5,901	e	Star Asia Investment Corp	5,641
2,200	*,e	Starts Proceed Investment Corp	2,875
3,753,546	e	Stockland Trust Group	12,623
488,022		STORE Capital Corp	10,956
12,198		Stratus Properties, Inc	359
283,377		Sumitomo Realty & Development Co Ltd	8,776
349,107		Summit Hotel Properties, Inc	6,511
412,601		Sun Communities, Inc	36,181
20,000		Sun Frontier Fudousan Co Ltd	201
2,871,948		Sun Hung Kai Properties Ltd	42,189
2,038,522	e	Sunac China Holdings Ltd	4,259
1,580,000	*	Suncity Group Holdings Ltd	154
1,555,000		Sunlight Real Estate Investment Trust	1,019
877,374		Sunstone Hotel Investors, Inc	14,143
1,881,898	e	Suntec Real Estate Investment Trust	2,554
1,517,422		Sunway BHD	1,386
1,065,600		Sunway Real Estate Investment	442
370,000		Supalai PCL	283
651,193		Swire Pacific Ltd (Class A)	6,357
5,801,901		Swire Properties Ltd	19,125
65,790		Swiss Prime Site AG.	5,982
409,932		TAG Tegernsee Immobilien und Beteiligungs AG.	6,457
549,814		Taiwan Land Development Corp	202
262,200	e	Takara Leben Co Ltd	1,178
1,477	*	Takara Leben Infrastructure Fu	1,219
641,363		Talaat Moustafa Group	279
227,788		Tanger Factory Outlet Centers, Inc	5,918
237,975		Taubman Centers, Inc	14,171
120,158		Technopolis plc	507
29,174	*	Tejon Ranch Co	602
243,691		Terreno Realty Corp	8,203
218,000		Tian Shan Development Holding Ltd	85
80		Ticon Industrial Connection PCL (Foreign)	0	^
127,438		Tier REIT, Inc	2,355
156,972		TLG Immobilien AG.	3,213
43,500		TOC Co Ltd	413
366,200		Tokyo Tatemono Co Ltd	4,814
322,267		Tokyu Fudosan Holdings Corp	1,911
2,482		Tokyu REIT, Inc	3,014
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,568,400		Tosei Corp	$11,155
2,400	*,e	Tosei Reit Investment Corp	2,288
2,843	*,e	Transcontinental Realty Investors, Inc	76
214,914	e	Tricon Capital Group, Inc	1,926
41,787	*,e	Trinity Place Holdings, Inc	297
2,438,555		Tritax Big Box REIT plc	4,643
476,119		Tropicana Corp BHD	108
207,531,700	*	U City PCL	183
294,430		UDR, Inc	11,474
542,000		UEM Land Holdings BHD	152
55,050		UMH Properties, Inc	939
101,580		Unibail-Rodamco	25,596
695,623		Unite Group plc	5,880
48,713,965	*	Unitech Ltd	4,475
322,328		United Development Co PSC	1,506
785		United Urban Investment Corp	1,120
427,042		Uniti Group, Inc	10,736
19,800		Univentures PCL	5
25,054		Universal Health Realty Income Trust	1,993
929,448		UOA Development BHD	552
144,708		UOL Group Ltd	803
262,060		Urban Edge Properties	6,219
91,831		Urstadt Biddle Properties, Inc (Class A)	1,818
56,604		Vastned Retail NV	2,370
800,079		Ventas, Inc	55,589
699,712		VEREIT, Inc	5,696
5,166,669	e	Vicinity Centres	10,195
130,062		Victoria Park AB	434
11,992,700		Vista Land & Lifescapes, Inc	1,381
296,791		Viva Energy REIT	518
390,471		Vornado Realty Trust	36,665
1,877,954		Vukile Property Fund Ltd	2,627
145,706	e	Wallenstam AB	1,405
31,837		Warehouses De Pauw SCA	3,346
957,449		Washington Prime Group, Inc	8,014
152,421		Washington REIT	4,862
750,215		Watkin Jones plc	1,937
82,751	*,e	WCM Beteiligungs & Grundbesitz-AG.	300
116,245		Weingarten Realty Investors	3,499
815,445		Welltower, Inc	61,036
30,858		Wereldhave NV	1,512
1,929,030		Westfield Corp	11,898
1,890,384		Weyerhaeuser Co	63,328
3,687,635		WHA Corp PCL	343
2,575,332		Wharf Holdings Ltd	21,310
1,188,591	e	Wheelock & Co Ltd	8,965
72,888	e	Whitestone REIT	893
225,751		Wihlborgs Fastigheter AB	4,773
266,840		Wing Tai Holdings Ltd	386
256,196		Workspace Group plc	2,971
126,077		WP Carey, Inc	8,322
14,721		WPT Industrial Real Estate Investment Trust	192
321,472		Xenia Hotels & Resorts, Inc	6,227
14,700	e	Xinyuan Real Estate Co Ltd (ADR)	76
3,389,718		Yanlord Land Group Ltd	4,321
819,366	e	Yoma Strategic Holdings Ltd	348
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
650,100		YTL Hospitality REIT	$179
859,000		Yuexiu Real Estate Investment Trust	533
54,462,912		Yuexiul Property Co Ltd	9,274
5,257,120		Yuzhou Properties Co	3,108
2,826,800	*	Zhong An Real Estate Ltd	601
		TOTAL REAL ESTATE	4,394,183

RETAILING - 4.0%
112,081	*	1-800-FLOWERS.COM, Inc (Class A)	1,093
125,409		Aaron’s, Inc	4,878
29,939		ABC-Mart, Inc	1,764
135,212		Abercrombie & Fitch Co (Class A)	1,682
56,800		Adastria Holdings Co Ltd	1,583
116,804		Advance Auto Parts, Inc	13,618
51,500	e	Alpen Co Ltd	919
1,378,135	*	Amazon.com, Inc	1,334,035
402,079		American Eagle Outfitters, Inc	4,845
15,042	*,e	America’s Car-Mart, Inc	585
163,598	*,e	AO World plc	247
24,300		AOKI Holdings, Inc	309
29,541		Aoyama Trading Co Ltd	1,054
83,000		Arc Land Sakamoto Co Ltd	1,117
9,700		Asahi Co Ltd	113
37,598	*	Asbury Automotive Group, Inc	2,126
13,600	e	ASKUL Corp	419
179,875	*	ASOS plc	13,464
9,769	*,e	At Home Group, Inc	228
48,788		Autobacs Seven Co Ltd	793
15,178		AutoCanada, Inc	223
158,069	e	Automotive Holdings Group Ltd	407
168,353	*,e	Autonation, Inc	7,098
61,208	*	AutoZone, Inc	34,917
5,005,149		B&M European Value Retail S.A.	22,097
124,607	*	B2W Companhia Global Do Varejo	440
330,672	*	Barnes & Noble Education, Inc	3,515
418,573		Barnes & Noble, Inc	3,181
1,428,000		Beauty Community PCL (Foreign)	454
389,816		Bed Bath & Beyond, Inc	11,850
32,900		Belluna Co Ltd	393
1,253,360		Berjaya Auto BHD	587
652,932		Best Buy Co, Inc	37,433
66,200		BIC CAMERA, Inc	703
40,582	e	Big 5 Sporting Goods Corp	530
1,314,800		Big Camera Corp PCL	178
88,885	e	Big Lots, Inc	4,293
309,988		Bilia AB	3,063
1,385,080	*,e	boohoo.com plc	4,181
25,982	*	Boot Barn Holdings, Inc	184
537,000	*,e,m	Boshiwa International Holding	1
59,487	e	Buckle, Inc	1,059
26,922	*	Build-A-Bear Workshop, Inc	281
299,564	*	Burlington Stores, Inc	27,557
191,511		Burson Group Ltd	808
41,868	e	Byggmax Group AB	305
135,868	*	Cabela’s, Inc	8,073
227,158		Caleres, Inc	6,310
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
27,286		Camping World Holdings, Inc	$842
65,770		Canadian Tire Corp Ltd	7,484
152,400		Canon Marketing Japan, Inc	3,474
598,870		Card Factory plc	2,318
907,150	*	Carmax, Inc	57,205
29,757	*,e	Carvana Co	609
13,659	e	Cashbuild Ltd	365
113,317		Cato Corp (Class A)	1,993
437,462		Chico’s FAS, Inc	4,121
40,150	e	Children’s Place Retail Stores, Inc	4,099
307,000	e	China Animation Characters Co Ltd	126
2,352,000	*,e	China Beidahuang Industry Group Holdings Ltd	117
506,000	e	China Harmony New Energy Auto Holding Ltd	242
2,200,000	e	China Yongda Automobiles Services Holdings Ltd	2,240
8,644,500		China ZhengTong Auto Services Holdings Ltd	6,916
11,300		Chiyoda Co Ltd	296
17,700		Chori Co Ltd	331
206,000		Chow Sang Sang Holding	481
104,800		Cia Hering	625
128,592		Citi Trends, Inc	2,729
2,256		CJ O Shopping Co Ltd	378
26,624		Clas Ohlson AB (B Shares)	512
388,000	*,e,g	Cogobuy Group	204
217,800		Com7 PCL	74
36,707	*,e	Conn’s, Inc	701
62,794	*,e	Container Store Group, Inc	372
90,458		Core-Mark Holding Co, Inc	2,991
988,332	*	Ctrip.com International Ltd (ADR)	53,232
612,000		Dah Chong Hong Holdings Ltd	281
363,500		DCM Japan Holdings Co Ltd	3,189
846,392		Debenhams plc	477
95,567		Delek Automotive Systems Ltd	778
5,007,065	a	Dick’s Sporting Goods, Inc	199,431
492,286		Dickson Concepts International Ltd	195
37,012		Dieteren S.A.	1,730
43,874	e	Dillard’s, Inc (Class A)	2,531
594,696		Dollar General Corp	42,872
564,445	*	Dollar Tree, Inc	39,466
311,651		Dollarama, Inc	29,778
84,100		Don Quijote Co Ltd	3,195
13,500		Doshisha Co Ltd	257
131,972		DSW, Inc (Class A)	2,336
26,663	*	Dufry Group	4,376
18,879	*,e	Duluth Holdings, Inc	344
72,778		Dunelm Group plc	570
102,451	g	Dustin Group AB	851
148,583	e	EDION Corp	1,350
200,636	e	El Puerto de Liverpool SAB de C.V.	1,583
5,200,000	*	Empresas La Polar S.A.	458
2,026,700	*	Esprit Holdings Ltd	1,080
349,982	*,e	Etsy, Inc	5,250
112,503	g	Europris ASA	485
480,350		Expedia, Inc	71,548
440,169	*	Express Parent LLC	2,971
476,000		Far Eastern Department Stores Co Ltd	246
55,475		Fast Retailing Co Ltd	18,552
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
29,277	*	FF Group	$715
117,834		Finish Line, Inc (Class A)	1,670
129,753	*	Five Below, Inc	6,406
318,947	*,e	Floor & Decor Holdings, Inc	12,522
292,606		Foot Locker, Inc	14,420
206,439		Foschini Ltd	2,166
230,490	*	Francesca’s Holdings Corp	2,522
186,234	e	Fred’s, Inc (Class A)	1,719
46,766	*	FTD Cos, Inc	935
12,000		Fuji Co Ltd	307
216,718	*	Future Enterprises Ltd	1,238
29,870	*	Future Lifestyle Fashions Ltd	148
17,795	*	Gaia, Inc	199
472,073		GameStop Corp (Class A)	10,201
711,801		Gap, Inc	15,653
82,295	*	Genesco, Inc	2,790
314,169		Genuine Parts Co	29,142
36,800		Geo Holdings Corp	382
2,606,000		Giordano International Ltd	1,485
135,553	e	GNC Holdings, Inc	1,143
224,799	e	Golden Eagle Retail Group Ltd	311
13,369,844	e	GOME Electrical Appliances Holdings Ltd	1,644
60,535	e	Greencross Ltd	281
43,994		Group 1 Automotive, Inc	2,786
11,413	*	Groupe Fnac	924
3,167,990	*,e	Groupon, Inc	12,165
10,384		GS Home Shopping, Inc	2,100
118,872		Guess?, Inc	1,519
42,300	e	Gulliver International Co Ltd	292
33		GwangjuShinsegae Co Ltd	7
505,466		Halfords Group plc	2,252
299,425		Hankyu Department Stores, Inc	5,463
1,184,994	e	Harvey Norman Holdings Ltd	3,480
36,513		Haverty Furniture Cos, Inc	916
5,855,037	*	Hengdeli Holdings Ltd	525
564,055	e	Hennes & Mauritz AB (B Shares)	14,063
44,478	*	Hibbett Sports, Inc	923
17,400		Hikari Tsushin, Inc	1,833
4,709,319	n	Home Depot, Inc	722,410
424,400		Home Product Center PCL	120
16,535,494		Home Product Center PCL (Foreign)	4,669
5,862		Hornbach Baumarkt AG.	212
82,786		Hostelworld Group PLC	374
247,518		Hotai Motor Co Ltd	3,097
36,237		Hotel Shilla Co Ltd	1,808
187,693		HSN, Inc	5,987
48,846	e	Hudson’s Bay Co	436
14,655		Hyundai Department Store Co Ltd	1,416
4,400		Hyundai Home Shopping Network Corp	504
142,311		Imperial Holdings Ltd	1,747
914,111		Inchcape plc	8,986
2,170,219		Industria De Diseno Textil S.A.	83,347
10,584	*	Infibeam Incorporation Ltd	182
107,435		Interpark Corp	568
8,748		Interpark INT Corp	78
239,728		Isetan Mitsukoshi Holdings Ltd	2,412
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
148,000		IT Ltd	$73
26,300		Izumi Co Ltd	1,495
457,419		J Front Retailing Co Ltd	7,049
68,898	*,e	J. Jill, Inc	847
117,460		Jardine Cycle & Carriage Ltd	3,782
314,140	e	JB Hi-Fi Ltd	5,642
3,238,191	*,e	JC Penney Co, Inc	15,058
1,181,682		JD Sports Fashion plc	5,383
1,166,296	*	JD.com, Inc (ADR)	45,742
9,600	e	Jin Co Ltd	535
111,655		John Menzies plc	1,025
28,000		Joshin Denki Co Ltd	404
18,400	e	Joyful Honda Co Ltd	563
248,654		JUMBO S.A.	4,544
38,400	*	Jumei International Holding Ltd (ADR)	82
181,878		KappAhl Holding AB	987
104,087	e	Keiyo Co Ltd	723
213,601		Kering	72,734
534,211		Kingfisher plc	2,092
50,000	*	Kintetsu Department Store Co Ltd	156
40,264	*	Kirkland’s, Inc	414
283,588		Kohl’s Corp	10,966
17,700		Kohnan Shoji Co Ltd	330
10,466		Kolao Holdings	58
91,700		Komeri Co Ltd	2,336
204,500	e	K’s Holdings Corp	3,998
350,070		L Brands, Inc	18,865
26,527	*,e	Lands’ End, Inc	395
18,100	*,e	Laox Co Ltd	95
243,422	e	Lewis Group Ltd	606
4,279,119		Li & Fung Ltd	1,556
174,185	*	Liberty Expedia Holdings, Inc	9,409
1,806,759	*	Liberty Interactive Corp	44,338
293,474	*	Liberty TripAdvisor Holdings, Inc	3,404
187,914	*	Liberty Ventures	9,826
616,000	*	Lifestyle China Group Ltd	207
46,095	e	Lithia Motors, Inc (Class A)	4,344
774,685	*	LKQ Corp	25,526
93,624		Lojas Americanas S.A.	343
718,294		Lojas Americanas S.A.(Preference)	3,035
694,789		Lojas Renner S.A.	5,742
663,124		Lookers plc	987
36,980		LOTTE Himart Co Ltd	2,256
11,779		Lotte Shopping Co Ltd	3,126
1,551,772		Lowe’s Companies, Inc	120,309
235,000		Luk Fook Holdings International Ltd	804
55,430	*,e	Lumber Liquidators, Inc	1,389
609,886		Macy’s, Inc	14,174
4,600		Magazine Luiza S.A.	355
30,778	*	Maisons du Monde S.A.	1,197
724,000	e	Maoye International Holdings Ltd	76
49,196	*	MarineMax, Inc	962
45,590	*	Marisa Lojas S.A.	71
6,162,203		Marks & Spencer Group plc	26,745
463,123		Marui Co Ltd	6,843
93,964		Matas A.S.	1,487
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
18,600	e	Matsuya Co Ltd	$178
16,933	e	Mekonomen AB	336
148,169		Michael Hill International Ltd	126
367,872	*	Michaels Cos, Inc	6,813
134,185		Mobilezone Holding AG.	1,973
29,000		momo.com, Inc	201
63,147		Monro Muffler, Inc	2,636
238,102		Mr Price Group Ltd	2,839
76,318	*	Murphy USA, Inc	5,656
526,212	e	Myer Holdings Ltd	338
113,117		N Brown Group plc	457
1,136,786	*	NetFlix, Inc	169,847
861,295		New Carphone Warehouse plc	3,184
54,104		Next plc	2,717
30,800		Nishimatsuya Chain Co Ltd	316
79,712		Nitori Co Ltd	10,671
68,200		Nojima Corp	1,061
202,550	e	Nordstrom, Inc	9,688
42,910		NS Shopping Co Ltd	645
215,825		Nutri/System, Inc	11,234
365,262	*,e	Ocado Ltd	1,375
2,465,884		Office Depot, Inc	13,908
94,002	*	Ollie’s Bargain Outlet Holdings, Inc	4,004
317,117	g	On the Beach Group plc	1,609
124,074	*	O’Reilly Automotive, Inc	27,140
33,215	*	Overstock.com, Inc	541
1,168,300		Padini Holdings BHD	958
6,500	e	Pal Co Ltd	169
89,500		Paltac Corp	3,016
71,301		Parco Co Ltd	859
862,500	e	Parkson Retail Group Ltd	138
52,581	*,e	Party City Holdco, Inc	823
19,600	e	PC Depot Corp	101
93,815		PC Jeweller Ltd	711
3,118,115		Pendragon plc	1,259
90,427	e	Penske Auto Group, Inc	3,971
73,560	e	PetMed Express, Inc	2,987
249,173	e	Pets at Home Group plc	523
159,980		Pier 1 Imports, Inc	830
6,024,500	e	Pou Sheng International Holdings Ltd	1,080
576,000	*	Powerwell Pacific Holdings Ltd	238
39,308		Poya Co Ltd	499
74,970		Premier Investments Ltd	730
139,884	*	Priceline.com, Inc	261,656
5,289,500		PT ACE Hardware Indonesia Tbk	421
5,283,523		PT Matahari Department Store Tbk	5,619
1,170,900		PT Mitra Adiperkasa Tbk	597
8,228,900		PT Ramayana Lestari Sentosa Tbk	757
455,200		PTG Energy PCL	260
2,063,723		Rakuten, Inc	24,354
769,856	e	RCG Corp Ltd	509
85,297	e	Rent-A-Center, Inc	1,000
67,859	*,e	RH Holdings, Inc	4,378
8,200	e	Right On Co Ltd	72
1,552,783		Ripley Corp S.A.	1,184
339,200		Robinson PCL	581
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
762,883		Ross Stores, Inc	$44,041
16,500		Ryohin Keikaku Co Ltd	4,130
740,443	e	SA SA International Holdings Ltd	292
1,119,021		SACI Falabella	9,194
399,057	*	Sally Beauty Holdings, Inc	8,081
37,700	e	Sanrio Co Ltd	741
108	*,e	Sears Holdings Corp	1
326,756	*	Select Comfort Corp	11,597
280,000		Senao International Co Ltd	527
50,900	e	Senshukai Co Ltd	367
12,022		Seobu Truck Terminal Co Ltd	197
40,100		Seria Co Ltd	1,937
34,900		Shimachu Co Ltd	833
51,203		Shimamura Co Ltd	6,277
7,449		Shinsegae Co Ltd	1,494
1,907		Shinsegae International Co Ltd	114
26,601		Shoe Carnival, Inc	555
3,386		Shopper’s Stop Ltd	18
148,640	*	Shutterfly, Inc	7,060
1,005,868		Siam Global House PCL	429
1,063,000		Sichuan Xinhua Winshare Chainstore Co Ltd	892
115,382	e	Signet Jewelers Ltd	7,297
28,846	g	Sleep Country Canada Holdings, Inc	915
53,821		Sonic Automotive, Inc (Class A)	1,047
184,773	*,e	Sports Direct International plc	701
68,540	*,e	Sportsman’s Warehouse Holdings, Inc	370
9,512	*,g	SRP Groupe S.A.	253
1,735,539		Staples, Inc	17,477
473,216		Start Today Co Ltd	11,662
25,951	*,e	Stockmann Oyj Abp (B Share)	226
637,586		Super Cheap Auto Group Ltd	4,018
247,045	*	Super Group Ltd	697
35,157		SuperGroup plc	685
40,000		Syuppin Co Ltd	706
96,458	e	Tailored Brands, Inc	1,076
222,819		Takashimaya Co Ltd	2,126
60,555		Takkt AG.	1,514
906,212		Target Corp	47,386
55,600		Telepark Corp	1,056
7,502,099		Test-Rite International Co	5,843
326,510		Tiffany & Co	30,649
66,985		Tile Shop Holdings, Inc	1,383
325,532		Tilly’s, Inc	3,304
2,020,329		TJX Companies, Inc	145,807
93,000		Tokmanni Group Corp	774
11,400	e	Tokyo Derica Co Ltd	128
222,000		Tractor Supply Co	12,035
580,283		Trade Me Ltd	2,266
246,502	*,e	TripAdvisor, Inc	9,416
433,248		Truworths International Ltd	2,368
152,375	*	Ulta Beauty, Inc	43,783
28,574		Uni-Select, Inc	690
18,099		United Arrows Ltd	588
1,284,080	*,e	Urban Outfitters, Inc	23,807
156,086		USS Co Ltd	3,111
9,067		Valora Holding AG.	2,898
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,722,603		Via Varejo S.A.	$31,930
940,500	*	Vipshop Holdings Ltd (ADR)	9,922
889,470		Vita Group Ltd	759
44,542	*	Vitamin Shoppe, Inc	519
111,700		VT Holdings Co Ltd	552
120,675	*	Wayfair, Inc	9,277
179,958		Webjet Ltd	1,708
88,155		West Marine, Inc	1,133
305,871		WH Smith plc	6,827
241,195	e	Williams-Sonoma, Inc	11,698
4,751		Winmark Corp	613
1,319,534		Woolworths Holdings Ltd	6,224
78,900		Xebio Co Ltd	1,395
183,849	e,g	XXL ASA	1,768
640,785	e	Yamada Denki Co Ltd	3,186
277,719	*,e	Yatra Online, Inc	3,123
39,900		Yellow Hat Ltd	953
85,834	*,e	Yoox S.p.A	2,378
35,856	*,g	Zalando SE	1,640
306,523		Zhongsheng Group Holdings Ltd	572
4,020	*	zooplus AG.	800
79,855	*	Zumiez, Inc	986
		TOTAL RETAILING	4,831,915

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
43,387	*,e	Acacia Communications, Inc	1,799
533,615		A-DATA Technology Co Ltd	1,309
165,542	*	Advanced Energy Industries, Inc	10,709
4,266,084	*,e	Advanced Micro Devices, Inc	53,241
8,280	*	Advanced Process Systems Corp	357
50,267,190	*	Advanced Semiconductor Engineering, Inc	64,430
1,092,009	e	Advanced Semiconductor Engineering, Inc (ADR)	6,891
110,000		Advanced Wireless Semiconductor Co	232
206,100	e	Advantest Corp	3,533
78,579	*,e	Aixtron AG.	553
189,442	*	Alpha & Omega Semiconductor Ltd	3,158
71,122	*,e	Ambarella, Inc	3,453
413,033	*	Amkor Technology, Inc	4,035
126,016	e	ams AG.	8,177
618,179		Analog Devices, Inc	48,094
6,692,578	n	Applied Materials, Inc	276,470
60,000	*	APS Holdings Corp	618
198,738		Ardentec Corp	176
43,761		ASM International NV	2,545
613,904		ASM Pacific Technology	8,283
18,000		ASMedia Technology, Inc	186
569,425		ASML Holding NV	74,226
16,000		ASPEED Technology, Inc	355
22,944	*	Atto Co Ltd	167
58,958	*	Axcelis Technologies, Inc	1,235
73,561	*	AXT, Inc	467
153,325		BE Semiconductor Industries NV	8,199
1,640,384	n	Broadcom Ltd	382,292
346,771		Brooks Automation, Inc	7,521
105,357		Cabot Microelectronics Corp	7,779
83,798	*	Cavium, Inc	5,206
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
51,607	*	Ceva, Inc	$2,346
572,000		China Electronics Corp Holdings Co Ltd	91
11,538	*,e,m	China Energy Savings Technology, Inc	0
450,000		Chipbond Technology Corp	692
484,000		ChipMOS Technologies, Inc	483
248,885	*	Cirrus Logic, Inc	15,610
52,545		Cohu, Inc	827
215,061	*	Cree, Inc	5,301
13,449	*,e	CyberOptics Corp	278
951,269	e	Cypress Semiconductor Corp	12,985
91,423		Dainippon Screen Manufacturing Co Ltd	6,116
86,828	*	Dialog Semiconductor plc	3,710
88,819	*	Diodes, Inc	2,134
67,000		Disco Corp	10,746
23,608	*	Dongbu HiTek Co Ltd	464
45,645	*	DSP Group, Inc	529
305,000		Elan Microelectronics Corp	424
77,880		Elite Advanced Laser Corp	352
200,000		Elite Semiconductor Memory Technology, Inc	242
7,092		Elmos Semiconductor AG.	156
52,571		eMemory Technology, Inc	687
367,021	*	Entegris, Inc	8,056
5,957		Eo Technics Co Ltd	470
708,000	*	Epistar Corp	652
304,167	*	E-Ton Solar Tech Co Ltd	87
10,491		Eugene Technology Co Ltd	167
316,000		Everlight Electronics Co Ltd	509
174,060		Faraday Technology Corp	220
199,489	*,e	First Solar, Inc	7,956
178,000		Forhouse Corp	78
186,616	*	Formfactor, Inc	2,314
268,000		Formosa Advanced Technologies Co Ltd	250
13,459,308	e	GCL Poly Energy Holdings Ltd	1,465
18,195	*	GemVax & Kael Co Ltd	199
17,686		Giga Solar Materials Corp	160
245,986	*	Gigastorage Corp	145
352,454	*	Gintech Energy Corp	185
68,000		Global Unichip Corp	288
296,000		Globalwafers Co Ltd	2,067
177,300		Globetronics Technology BHD	251
927,000		Greatek Electronics, Inc	1,505
28,016	*	GSI Technology, Inc	220
8,313	*,e	G-SMATT GLOBAL Co Ltd	100
1,332,700		Hana Microelectronics PCL (Foreign)	1,971
20,829		Hanmi Semiconductor Co Ltd	153
11,366	*	Hansol LCD, Inc	169
152,000		Holtek Semiconductor, Inc	285
805,000	g	Hua Hong Semiconductor Ltd	1,092
911,734		Hynix Semiconductor, Inc	53,683
15,996	*,e	Hyundai Robotics Co Ltd	5,404
22,991	*	Ichor Holdings Ltd	463
192,298	*,e	Imagination Technologies Group plc	384
35,584	*,e	Impinj, Inc	1,731
1,512,157		Infineon Technologies AG.	32,119
82,834	*,e	Inphi Corp	2,841
450,371	*	Integrated Device Technology, Inc	11,615
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
11,052,128	n	Intel Corp	$372,899
501,184	*,e	IQE plc	548
53,831		IXYS Corp	886
331,800	*,e	JA Solar Holdings Co Ltd (ADR)	2,107
13,800	e	Japan Material Co Ltd	258
314,700	*,e	JinkoSolar Holding Co Ltd (ADR)	6,546
27,406	*	Jusung Engineering Co Ltd	326
83,609		KC Tech Co Ltd	1,713
822,000		King Yuan Electronics Co Ltd	841
201,000		Kinsus Interconnect Technology Corp	533
624,336		Kla-Tencor Corp	57,133
8,212		Koh Young Technology, Inc	431
131,381	*	Kopin Corp	487
9,868		L&F Co Ltd	195
854,429		Lam Research Corp	120,842
38,800		Land Mark Optoelectronics Corp	444
48,995,000	*	Landing International Development	484
31,900	e	Lasertec Corp	444
241,637	*	Lattice Semiconductor Corp	1,609
7,362		LEENO Industrial Inc	309
262,726		Lextar Electronics Corp	155
19,048		Lite-On Semiconductor Corp	20
83,556	*,e	MA-COM Technology Solutions	4,660
176,000		Malaysian Pacific Industries BHD	553
3,241	*,e	Manz Automation AG.	125
1,244,165		Marvell Technology Group Ltd	20,554
765,353		Maxim Integrated Products, Inc	34,364
256,874	*	MaxLinear, Inc	7,164
1,404,894		MediaTek, Inc	12,019
201,700	e	Megachips Corp	4,987
39,271		Melexis NV	3,225
170,591	*,e	Mellanox Technologies Ltd	7,387
413,207	*,e	Meyer Burger Technology AG.	517
684,280		Microchip Technology, Inc	52,813
2,569,423	*	Micron Technology, Inc	76,723
20,500	e	Micronics Japan Co Ltd	203
441,214	*	Microsemi Corp	20,649
13,200		Mimasu Semiconductor Industry Co Ltd	199
52,400		Mitsui High-Tec, Inc	839
139,558		MKS Instruments, Inc	9,392
158,678		Monolithic Power Systems, Inc	15,297
271,000	*	Motech Industries, Inc	222
157,657	*	Nanometrics, Inc	3,987
652,000		Nanya Technology Corp	1,173
450,324	*	Neo Solar Power Corp	216
64,507	*,e	NeoPhotonics Corp Ltd	498
89,345	*	Nordic Semiconductor ASA	356
528,752		Novatek Microelectronics Corp Ltd	2,135
3,000	e	Nuflare Technology, Inc	179
9,389		NVE Corp	723
1,943,147	n	NVIDIA Corp	280,901
1,114,196	*	NXP Semiconductors NV	121,949
1,426,393	*	ON Semiconductor Corp	20,027
25,000		On-Bright Electronics, Inc	171
578,000	*	Orient Semiconductor Electronics Ltd	155
149,127		Orise Technology Co Ltd	171
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
47,401		Parade Technologies Ltd	$583
54,945	*,e	PDF Solutions, Inc	904
1,326,895		Phison Electronics Corp	16,392
176,165	*	Photronics, Inc	1,656
75,613		Pixart Imaging, Inc	196
55,776	*	Pixelworks, Inc	256
69,525		Power Integrations, Inc	5,068
2,242,397		Powertech Technology, Inc	6,917
254,082	*	Qorvo, Inc	16,088
3,068,538		Qualcomm, Inc	169,445
2,652,000		Radiant Opto-Electronics Corp	5,905
226,378	*	Rambus, Inc	2,587
436,333		Realtek Semiconductor Corp	1,569
1,448,793	*,e	REC Silicon ASA	188
460,791		Rohm Co Ltd	35,528
168,685	*	Rudolph Technologies, Inc	3,854
170,651		Samsung Electronics Co Ltd	355,435
27,138		Samsung Electronics Co Ltd (Preference)	44,248
77,000		Sanken Electric Co Ltd	325
2,713,047	*,e	Semiconductor Manufacturing International Corp	3,143
379,355	*	Semtech Corp	13,562
26,452	e	Seoul Semiconductor Co Ltd	501
180,000	*,e	Shanghai Fudan Microelectronics Group Co Ltd	121
250,000		Shindengen Electric Manufacturing Co Ltd	1,361
280,000	*,e	Shinkawa Ltd	1,781
468,600		Shinko Electric Industries	3,983
25,000		ShunSin Technology Holding Ltd	90
91,394	*	Sigma Designs, Inc	535
127,000		Sigurd Microelectronics Corp	115
39,934		Silergy Corp	769
159,037	*	Silicon Laboratories, Inc	10,870
357,867	e	Silicon Motion Technology Corp (ADR)	17,260
47,672		Silicon Works Co Ltd	1,462
1,997,807		Siliconware Precision Industries Co	3,227
79,926	*	Siltronic AG.	6,791
387,000		Sino-American Silicon Products, Inc	574
566,000		Sitronix Technology Corp	1,745
717,433		Skyworks Solutions, Inc	68,838
57,058	e	SMA Solar Technology AG.	1,715
18,054	*	SOITEC	1,101
964,331	e	STMicroelectronics NV	13,867
48,962	*	STS Semiconductor & Telecommunications	106
171,300		Sumco Corp	2,490
132,878	*,e	SunPower Corp	1,241
5,309,600		SVI PCL (Foreign)	946
638,000		Taiwan Semiconductor Co Ltd	872
43,415,096		Taiwan Semiconductor Manufacturing Co Ltd	296,621
345,702		Taiwan Surface Mounting Technology Co Ltd	288
550,659		Teradyne, Inc	16,536
9,930		TES Co Ltd	245
2,609,529		Texas Instruments, Inc	200,751
3,589		Tokai Carbon Korea Co Ltd	136
180,140		Tokyo Electron Ltd	24,354
37,900		Tokyo Seimitsu Co Ltd	1,223
626,511		Topco Scientific Co Ltd	1,930
12,744		Toptec Co Ltd	362
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
205,201	*	Tower Semiconductor Ltd	$4,911
1,746,000	*,m	Trony Solar Holdings Co Ltd.	2
4,357		U-Blox AG.	818
7,800		UKC Holdings Corp	131
125,622	*	Ultra Clean Holdings	2,355
76,900		Ulvac, Inc	3,711
1,563,400		Unisem M BHD	1,303
10,683,871		United Microelectronics Corp	5,185
824,228		Vanguard International Semiconductor Corp	1,625
93,910	*	Veeco Instruments, Inc	2,615
334,961		Versum Materials, Inc	10,886
144,068		Visual Photonics Epitaxy Co Ltd	289
631,503		Win Semiconductors Corp	3,465
1,863,000		Winbond Electronics Corp	1,116
17,064	*	WONIK IPS Co Ltd	442
106,163	*,e	Xcerra Corp	1,037
769,122		Xilinx, Inc	49,470
117,000		XinTec, Inc	191
2,060,000	e	Xinyi Solar Holdings Ltd	588
136,680		Xperi Corp	4,073
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,925,735

SOFTWARE & SERVICES - 10.7%
53,600	*,e	21Vianet Group, Inc (ADR)	269
86,468	*,e	2U, Inc	4,057
78,600	*	58.COM, Inc (ADR)	3,467
320,545	*	8x8, Inc	4,664
514,705	*	A10 Networks, Inc	4,344
1,991,332		Accenture plc	246,288
232,243	*	ACI Worldwide, Inc	5,195
105,935	*,e	Aconex Ltd	304
2,471,847		Activision Blizzard, Inc	142,304
106,927	*	Actua Corp	1,502
155,795	*	Acxiom Corp	4,048
513		Addcn Technology Co Ltd	5
1,319,841	*	Adobe Systems, Inc	186,678
1,960,000	*,e	AGTech Holdings Ltd	334
4,283	e	Ahnlab, Inc	188
245,908	*	Akamai Technologies, Inc	12,249
2,400	*,e	Akatsuki, Inc	188
41,893	*	Alarm.com Holdings, Inc	1,576
2,268,662	*,e	Alibaba Group Holding Ltd (ADR)	319,654
108,685		Alliance Data Systems Corp	27,898
249,787		Alpha Systems, Inc	5,104
912,746	*	Alphabet, Inc (Class A)	848,562
1,090,951	*	Alphabet, Inc (Class C)	991,380
54,997		Alten	4,536
17,661	*	Alteryx, Inc	345
81,750	e	Altium Ltd	538
286,371		Altran Technologies S.A.	4,665
527,736		Amadeus IT Holding S.A.	31,546
40,724	*	Amber Road, Inc	349
642,029		Amdocs Ltd	41,385
57,019	*	American Software, Inc (Class A)	587
79,069	*,e	Angie’s List, Inc	1,011
114,654	*	Ansys, Inc	13,951
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
27,770	*	Appfolio, Inc	$905
55,387	*	Apptio, Inc	961
339,921	*	Aspen Technology, Inc	18,784
48,661		Asseco Poland S.A.	640
8,400		Ateam, Inc	223
77,105	*,e	Atlassian Corp plc	2,713
222,040		Atos Origin S.A.	31,155
2,054,765	g	Auto Trader Group plc	10,174
60,000	*	Autobytel, Inc	757
251,256	*	Autodesk, Inc	25,332
83,333	*,e	Autohome, Inc (ADR)	3,780
915,058		Automatic Data Processing, Inc	93,757
42,730		Aveva Group plc	1,080
9,265		Axway Software S.A.	323
457,006	*	Baidu, Inc (ADR)	81,740
93,236	*	Bankrate, Inc	1,198
18,700	*,e	Baozun, Inc (ADR)	415
123,873	*	Barracuda Networks, Inc	2,857
358,833	*	Bazaarvoice, Inc	1,776
9,819		Bechtle AG.	1,262
538,000	*	Beijing Beida Jade Bird Universal Sci-Tech Co Ltd	119
31,337	*,e	Benefitfocus, Inc	1,139
14,800	*,e	Bitauto Holdings Ltd (ADR)	425
54,191	*,e	Black Knight Financial Services, Inc	2,219
94,290		Blackbaud, Inc	8,085
108,015	*	Blackhawk Network Holdings, Inc	4,709
21,739	*	Blackline, Inc	777
81,175	*	Blucora, Inc	1,721
26,598	*,e	Blue Prism Group plc	267
583,202		Booz Allen Hamilton Holding Co	18,977
88,785	*	Bottomline Technologies, Inc	2,281
338,294	*	Box, Inc	6,170
273,000	*,e	Boyaa Interactive International Ltd	117
164,778	*	Brightcove, Inc	1,022
28,400		Broadleaf Co Ltd	175
245,416		Broadridge Financial Solutions, Inc	18,544
60,156	*,e	BroadSoft, Inc	2,590
22,900		Brogent Technologies, Inc	194
1,535,395		CA, Inc	52,925
70,000		CAC Holdings Corp	655
48,437	*	CACI International, Inc (Class A)	6,057
531,059	*	Cadence Design Systems, Inc	17,785
127,487	*	Callidus Software, Inc	3,085
11,070	e	Cancom SE	674
379,716		Cap Gemini S.A.	39,226
478,886		Capcom Co Ltd	11,366
48,280	*	Carbonite, Inc	1,053
30,204	*,e	CardConnect Corp	455
90,210	*	Cardtronics plc	2,964
171,885	*	Care.com, Inc	2,595
143,053	*,e	Cars.com, Inc	3,810
286,887		carsales.com Ltd	2,541
21,542		Cass Information Systems, Inc	1,414
42,908	*,e	Catena Media plc	469
93,422		CD Projekt Red S.A.	2,169
270,895		CDK Global, Inc	16,812
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
196,792	*	CGI Group, Inc	$10,055
12,600	*,e	Changyou.com Ltd (ADR)	488
52,000	*	Chanjet Information Technology Co Ltd	74
152,838	*	ChannelAdvisor Corp	1,765
266,790	*	Check Point Software Technologies	29,101
20,900	*,e	Cheetah Mobile, Inc (ADR)	225
492,000	*,e	China City Railway Transportation Technology Holdings Co Ltd	72
1,432,000		Chinasoft International Ltd	759
1,519,898		Cielo S.A.	11,286
166,375	*,e	Cimpress NV	15,727
445,276	*	Citrix Systems, Inc	35,435
27,361	*,e	Cloudera, Inc	438
1,154,945		Cognizant Technology Solutions Corp (Class A)	76,688
79,500	e	COLOPL, Inc	806
6,905		Com2uSCorp	711
87,803	*	CommerceHub, Inc	1,531
27,523	*	CommerceHub, Inc (Series A)	479
228,548	*	Commvault Systems, Inc	12,902
141,732		Computer Modelling Group Ltd	1,113
530,960		Computershare Ltd	5,770
516,897	*	Conduent, Inc	8,239
38,726		Constellation Software, Inc	20,259
362,130		Convergys Corp	8,611
35,000	e	COOKPAD, Inc	284
192,856	*	Cornerstone OnDemand, Inc	6,895
69,335	*	CoStar Group, Inc	18,277
58,866	*,e	Coupa Software, Inc	1,706
5,100	e	CROOZ, Inc	122
99,410		CSG Systems International, Inc	4,034
397,208		CSRA, Inc	12,611
35,021	*	CyberArk Software Ltd	1,749
106,008	e	Dassault Systemes S.A.	9,508
452,800		Datasonic Group BHD	131
1,611,009	*	Dell Technologies, Inc-VMware Inc	98,449
211,200		Dena Co Ltd	4,747
313,850	*	Descartes Systems Group, Inc	7,636
13,118		Devoteam S.A.	1,043
279,302	*	DHI Group, Inc	796
19,377	*,e	Digimarc Corp	778
26,300		Digital Garage, Inc	494
56,200		Dip Corp	1,143
6,165		DoubleUGames Co Ltd	333
232,014		DST Systems, Inc	14,315
62,900		DTS Corp	1,932
14,613		DuzonBIzon Co Ltd	393
2,999,620	*	DXC Technology Co	230,131
3,478,258	*	eBay, Inc	121,461
47,642	e	Ebix, Inc	2,568
27,293		eClerx Services Ltd	558
203,528		Econocom Group S.A.	1,702
1,004,152	*	Electronic Arts, Inc	106,159
66,946	*	Ellie Mae, Inc	7,358
169,844		Ementor ASA	2,279
116,980	*	Endurance International Group Holdings, Inc	977
52,897	*	EnerNOC, Inc	410
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
38,221		Enghouse Systems Ltd	$1,549
84,985	*	Envestnet, Inc	3,365
93,656		EOH Holdings Ltd	901
220,716	*	EPAM Systems, Inc	18,560
377,476	g	Equiniti Group plc	1,228
145,946	*	Euronet Worldwide, Inc	12,751
121,335	*	Everbridge, Inc	2,956
125,655	*	Everi Holdings, Inc	915
499,693		EVERTEC, Inc	8,645
30,302	*	EXA Corp	418
163,542	*	ExlService Holdings, Inc	9,090
28,100		F@N Communications, Inc	249
7,810,601	*	Facebook, Inc	1,179,244
105,283		Fair Isaac Corp	14,678
173,700	*,e	Fang Holdings Ltd (ADR)	644
9,800	*,e	FFRI, Inc	462
832,169		Fidelity National Information Services, Inc	71,067
232,611	*,e	FireEye, Inc	3,538
326,517	*	First American Corp	14,164
1,054,630	*	First Data Corp	19,194
436,547	*	Fiserv, Inc	53,407
299,583	*	Five9, Inc	6,447
353,401	*	FleetCor Technologies, Inc	50,964
19,364		Formula Systems 1985 Ltd	725
24,625		Forrester Research, Inc	964
371,700		Forth Smart Service PCL	205
297,605	*	Fortinet, Inc	11,142
65,603		F-Secure Oyj	313
21,400		FUJI SOFT, Inc	606
139,800		Fujitsu Broad Solution & Consulting, Inc	1,300
6,391,592		Fujitsu Ltd	47,274
6,000		Fukui Computer Holdings, Inc	202
14,600		Future Architect, Inc	114
11,862	*	GameHi Co Ltd	76
3,263	*,e	Gamevil, Inc	178
233,099	*	Gaming Innovation Group, Inc	124
331,344	*	Gartner, Inc	40,924
86,213	e	GB Group plc	390
12,849	*,e	GDS Holdings Ltd (ADR)	119
526,892		Genpact Ltd	14,663
11,461	e	GFT Technologies AG.	238
86,099	*,e	Gigamon, Inc	3,388
88,005	*	Global Dominion Access S.A.	393
394,893		Global Payments, Inc	35,667
15,791	*	Global Sources Ltd	316
204,342	*,e	Glu Mobile, Inc	511
80,500	e	GMO internet, Inc	1,048
25,000	e	GMO Payment Gateway, Inc	1,386
212,269	*	Gocompare.Com Group plc	293
353,029	*	GoDaddy, Inc	14,975
112,651	*,e	Gogo, Inc	1,299
2,382		Golfzon co Ltd	123
18,200		Gourmet Navigator, Inc	296
81,250	*,e	Gravity Co Ltd (ADR)	1,476
178,700	e	Gree, Inc	1,562
12,207	*,e	Gridsum Holding, Inc (ADR)	104
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
696,411	*,e	GrubHub, Inc	$30,364
12,934	*	G-treeBNT Co Ltd	203
61,038	*	GTT Communications, Inc	1,932
47,328	*	Guidance Software, Inc	313
231,611	*	Guidewire Software, Inc	15,914
312,500		GungHo Online Entertainment Inc	805
12,198		Haansoft, Inc	182
239,536		Hackett Group, Inc	3,713
279,459		Hansen Technologies Ltd	868
274,000	e	HC International, Inc	198
784,337		HCL Technologies Ltd	10,324
8,900	e	Hearts United Group Co Ltd	136
68,616		Hexaware Technologies Ltd	257
1,359,000	*,e	Hi Sun Technology China Ltd	235
188,820	*	Hortonworks, Inc	2,432
121,616	*,e	HubSpot, Inc	7,996
919,063	*	IAC/InterActiveCorp	94,884
578,000	e	IGG, Inc	891
148,156	*	Imperva, Inc	7,089
181,369	*	Indra Sistemas S.A.	2,618
565,100		Ines Corp	5,662
198,386		Inesa Intelligent Tech, Inc - B	136
96,449		Info Edge India Ltd	1,542
17,700		Infocom Corp	340
1,203,860	e	Infomart Corp	9,160
80,512	*	Information Services Group, Inc	331
34,500		Information Services International-Dentsu Ltd	809
1,713,796		Infosys Technologies Ltd	24,807
6,765	*,e	Inspired Entertainment, Inc	88
78,670	*	Instructure, Inc	2,321
158,046	*	Internap Network Services Corp	580
1,309,359		International Business Machines Corp	201,419
41,000		International Games System Co Ltd	214
18,900		Internet Initiative Japan, Inc	344
53,987	*	InterXion Holding NV	2,472
1,228,344		Intuit, Inc	163,136
67,248		iomart Group plc	268
21,800	e	Istyle, Inc	173
165,930		IT Holdings Corp	4,620
201,300		Itochu Techno-Science Corp	7,059
91,659	e	j2 Global, Inc	7,799
99,769		Jack Henry & Associates, Inc	10,363
1,700	*,e	JIG-SAW, Inc	96
24,451		Just Dial Ltd	140
362,622	*	Just Eat plc	3,095
27,000		Justsystems Corp	402
116,682		Kainos Group plc	411
134,320		Kakaku.com, Inc	1,931
27,949	e	Kakao Corp	2,480
30,300		Kanematsu Electronics Ltd	932
8,489		KCP Co Ltd	105
30,999		Keywords Studios plc	301
72,378		Kginicis Co Ltd	762
203,773	*	Kinaxis, Inc	12,687
1,244,000	*,e	Kingdee International Software Group Co Ltd	518
1,268,061	e	Kingsoft Corp Ltd	3,301
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
20,000	*,e	KLab, Inc	$316
114,368		Konami Corp	6,366
10,452	*	Korea Information & Communications Co Ltd	107
327,726		KPIT Cummins Infosystems Ltd	622
25,694	*	Larsen & Toubro Infotech Ltd	314
23,117	*	Leaf Group Ltd	180
430,288		Leidos Holdings, Inc	22,242
435,448	*	Limelight Networks, Inc	1,258
37,800	*,e	LINE Corp	1,312
543,758	e	Link Administration Holdings Ltd	3,302
82,967		Linx S.A.	447
77,220	*	Liquidity Services, Inc	490
294,381	*	Liveperson, Inc	3,238
211,741		LogMeIn, Inc	22,127
11,655	*	Logo Yazilim Sanayi Ve Ticaret AS.	195
10,717	*	Majesco	53
277,860	*	Manhattan Associates, Inc	13,354
66,684		Mantech International Corp (Class A)	2,759
336,170	e	Marvelous, Inc	3,319
1,994,425		MasterCard, Inc (Class A)	242,223
68,649	*,e	Match Group, Inc	1,193
84,109		Matrix IT Ltd	862
141,433		MAXIMUS, Inc	8,858
129,907	*,e	Meet Group, Inc	656
467,421		Micro Focus International plc	13,821
21,613,229	n	Microsoft Corp	1,489,800
162,528	*	MicroStrategy, Inc (Class A)	31,152
72,753	*,e	MINDBODY, Inc	1,979
155,731		MindTree Ltd	1,273
13,100		Miroku Jyoho Service Co Ltd	278
101,303	*	Mitek Systems, Inc	851
3,900		Mitsubishi Research Institute, Inc	113
151,560		Mixi Inc	8,434
199,772	*	MobileIron, Inc	1,209
203,919	*	Mobileye NV	12,806
58,991	*,e	Model N, Inc	785
159,200	*	Momo, Inc (ADR)	5,884
71,237	*	MoneyGram International, Inc	1,229
1,292,089		Moneysupermarket.com Group plc	5,951
81,351		Monotype Imaging Holdings, Inc	1,489
2,700	*,e	Morpho, Inc	133
126,153		Mphasis Ltd	1,170
11,600		MTI Ltd	75
29,689	*,e	MuleSoft, Inc	740
1,535,750		My EG Services BHD	783
881,431	e	MYOB Ltd	2,316
852,000	*,e,m	National Agricultural Holdings Ltd	65
37,829		Naver Corp	27,730
196,341	e	NCC Group plc	419
16,778		NCI, Inc (Class A)	354
16,656		NCsoft	5,525
16,600		NEC Networks & System Integration Corp	361
46,115		Nemetschek AG.	3,440
637,900		NET One Systems Co Ltd	6,056
128,500	e	NetDragon Websoft, Inc	335
174,265		Netease.com (ADR)	52,389
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
123,242		NetEnt AB	$1,077
80,321	*	Nets A.S.	1,598
108,788	*	NeuStar, Inc (Class A)	3,628
58,155	*	New Relic, Inc	2,501
234,064		Nexon Co Ltd	4,643
204,297	*	NEXTDC Ltd	708
8,002	*	NHN Entertainment Corp	562
126,259		NIC, Inc	2,393
4,203		Nice Information & Telecommunication, Inc	96
82,480		Nice Systems Ltd	6,498
255,400		Nihon Unisys Ltd	4,045
50,192		NIIT Technologies Ltd	448
302,481		Nintendo Co Ltd	101,268
26,700		Nippon System Development Co Ltd	481
197,524		Nomura Research Institute Ltd	7,803
64,300	*,e	NQ Mobile, Inc (ADR)	219
70,400		NS Solutions Corp	1,678
1,174,635		NTT Data Corp	13,105
579,432	*	Nuance Communications, Inc	10,088
347,198	*,e	Nutanix, Inc	6,996
7,400		OBIC Business Consultants Ltd	387
53,000		Obic Co Ltd	3,264
60,830	*,e	Okta, Inc	1,387
28,090	*,e	Ominto, Inc	428
624,912	e	Open Text Corp	19,724
74,467		Opera Software ASA	292
574,827	*	Optimal Payments plc	3,826
13,127,588		Oracle Corp	658,217
46,949		Oracle Corp Japan	3,054
18,695		Otsuka Corp	1,163
217,000	*,e	Ourgame International Holdings Ltd	60
356,700		Pacific Online	71
490,722	*,e	Pandora Media, Inc	4,377
14,913		Paradox Interactive AB	122
26,569	*,e	Park City Group, Inc	323
650,408		Paychex, Inc	37,034
97,418	*,e	Paycom Software, Inc	6,664
51,248	*	Paylocity Holding Corp	2,315
5,909,829	*	PayPal Holdings, Inc	317,181
61,938		PC Home Online	479
263,000		PCA Corp	3,503
143,185		Pegasystems, Inc	8,355
152,383	*	Perficient, Inc	2,840
55,162		Persistent Systems Ltd	582
30,300	*	PFSweb, Inc	250
24,000	*	Phoenix New Media Ltd (ADR)	63
84,911	*	Planet Payment, Inc	280
839,870		Playtech Ltd	10,404
41,075		POSDATA Co Ltd	266
37,090	*	Presidio, Inc	531
418,626		Progress Software Corp	12,931
758,638	*,e	Proofpoint, Inc	65,873
51,899	*	PROS Holdings, Inc	1,422
311,841	*	PTC, Inc	17,189
61,805	*	Q2 Holdings, Inc	2,284
24,546		QAD, Inc (Class A)	787
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
165,245	*	Qualys, Inc	$6,742
79,767	*	QuinStreet, Inc	333
191,807	*	Quotient Technology, Inc	2,206
52,601	*	Rapid7, Inc	885
131,914	*	Real Matters, Inc	1,083
51,999	*	RealNetworks, Inc	225
227,330	*,e	RealPage, Inc	8,173
413,942	*	Red Hat, Inc	39,635
29,366		Reis, Inc	624
11,280	*	Renren, Inc (ADR)	69
2,340,000	*,e	Rentian Technology Holdings Ltd	117
3,600		Reply S.p.A.	665
26,168	e	RIB Software AG.	443
170,547		Rightmove plc	9,437
22,953	*,e	Rightside Group Ltd	244
369,951	*	RingCentral, Inc	13,522
70,505	*,e	Rocket Fuel, Inc	194
113,489	*,e	Rocket Internet SE	2,445
36,529	*	Rosetta Stone, Inc	394
400,470	*	Rubicon Project, Inc	2,058
722,402		Sabre Corp	15,727
36,081	e	SafeCharge International Group Ltd	125
1,123,241		Sage Group plc	10,065
33,067		Saipens International Corp NV	378
4,500,183	*	salesforce.com, Inc	389,716
32,471		Samsung SDS Co Ltd	5,237
1,052,995		SAP AG.	110,218
139,047		Science Applications International Corp	9,653
620,429	g	Scout24 AG.	22,822
16,427	*,e	SecureWorks Corp	153
1,526,512	*	ServiceNow, Inc	161,810
149,843	*	ServiceSource International LLC	581
175,260		Shanghai Baosight Software Co Ltd	253
109,672	*	Shopify, Inc	9,523
37,349	*,e	Shutterstock, Inc	1,646
82,836	*	Silver Spring Networks, Inc	934
1,614,900		Silverlake Axis Ltd	686
34,404		SimCorp AS	2,083
138,191	*	Sina Corp	11,742
6,440,000	*	Sino-I Technology Ltd	85
436,600	e	Sinosoft Technology Group Ltd	135
23,200		SMS Co Ltd	705
312,841		Softcat plc	1,604
40,098	e	Software AG.	1,759
53,540		Soft-World International Corp	148
20,700	*	Sohu.com, Inc	933
341,425		Sonda S.A.	560
183,397	g	Sophos Group plc	1,060
9,561	e	Sopra Group S.A.	1,526
199,868	*	Splunk, Inc	11,370
33,242	*	SPS Commerce, Inc	2,120
62,227		Square Enix Co Ltd	2,039
608,795	*	Square, Inc	14,282
416,605		SS&C Technologies Holdings, Inc	16,002
37,081	*,e	Stamps.com, Inc	5,743
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
154,190	*,e	Starbreeze AB	$271
44,536	*	StarTek, Inc	545
32,442		Sumisho Computer Systems Corp	1,458
508,000		SUNeVision Holdings Ltd	321
86,278	*	Sykes Enterprises, Inc	2,893
7,220,167	n	Symantec Corp	203,970
85,283	*	Synchronoss Technologies, Inc	1,403
282,949	*	Synopsys, Inc	20,635
122,679	e	Syntel, Inc	2,081
11,200		Systena Corp	226
606,000		Systex Corp	1,292
65,813	*	Tableau Software, Inc	4,032
12,287	*	Takeaway.com Holding BV	523
677,399	*	Take-Two Interactive Software, Inc	49,708
844,831		Tata Consultancy Services Ltd	30,858
5,853		Tata Elxsi Ltd	143
999,777		Tech Mahindra Ltd	5,905
228,921		Technology One Ltd	1,013
41,136	*	TechTarget, Inc	427
27,100		Tecmo Koei Holdings Co Ltd	539
87,960	*	TeleNav, Inc	712
48,303		TeleTech Holdings, Inc	1,971
53,837		Temenos Group AG.	4,816
10,756,714		Tencent Holdings Ltd	385,896
821,692	*,e	Teradata Corp	24,232
302,000	g	Tian GE Interactive Holdings Ltd	215
43,476		Tietoenator Oyj	1,345
460,926		TiVo Corp	8,596
13,000		TKC	384
579,360		Total System Services, Inc	33,748
81,800		Totvus S.A.	745
119,228	*	Trade Desk, Inc	5,975
17,400		Trans Cosmos, Inc/Japan	417
1,082,985		Travelport Worldwide Ltd	14,902
4,282,000		Travelsky Technology Ltd	12,613
174,903		Trend Micro, Inc	9,040
123,756	*,e	TrueCar, Inc	2,466
17,807	*,e	Tucows, Inc	953
122,688	*,e	Twilio, Inc	3,571
1,692,725	*	Twitter, Inc	30,249
74,830	*	Tyler Technologies, Inc	13,145
219,334	*	Ubisoft Entertainment	12,452
65,676	*,e	Ultimate Software Group, Inc	13,796
252,772	*,e	Unisys Corp	3,235
77,366		United Internet AG.	4,258
22,000	e	UNITED, Inc	521
23,833	*	Upland Software, Inc	524
369,046		Vakrangee Ltd	2,459
383,285	*	Vantiv, Inc	24,277
123,084	*	Varonis Systems, Inc	4,579
59,467	*	Vasco Data Security International	853
125,062	*	Verint Systems, Inc	5,090
237,240	*,e	VeriSign, Inc	22,054
4,089	*,e	Veritone, Inc	48
98,359	*,e	VirnetX Holding Corp	448
54,774	*	Virtusa Corp	1,610
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
7,431,192		Visa, Inc (Class A)	$696,897
393,194	*,e	VMware, Inc (Class A)	34,377
73,367	*	WebMD Health Corp (Class A)	4,303
76,366	*	Website Pros, Inc	1,932
11,355	*	Webzen, Inc	218
61,747	*,e	Weibo Corp (ADR)	4,104
7,041		WeMade Entertainment Co Ltd	212
1,347,880		Western Union Co	25,677
75,143	*	WEX, Inc	7,835
1,804,766		Wipro Ltd	7,211
167,943	e	Wirecard AG.	10,712
164,128		Wisetech Global Ltd	873
54,535	*	Wix.com Ltd	3,796
136,914	*,e	Workday, Inc	13,281
75,754	*	Workiva, Inc	1,443
26,381	*,g	Worldline S.A.	904
2,182,321	g	Worldpay Group plc	8,948
51,226	*	Xactly Corp	802
55,174	*	Xero Ltd	1,019
5,747		XING AG.	1,534
142,711	*	XO Group, Inc	2,515
16,700	*,e	Xunlei Ltd (ADR)	54
5,459,000		Xurpas, Inc	916
1,248,038		Yahoo! Japan Corp	5,426
449,242	*	Yelp, Inc	13,486
23,815	*,e	Yext, Inc	317
8,154	*,e	Yirendai Ltd (ADR)	204
184,900	*	YY, Inc (ADR)	10,730
332,250	*	Zendesk, Inc	9,230
8,826		Zensar Technologies Ltd	111
10,900	*	ZIGExN Co Ltd	159
102,789	*	Zillow Group, Inc	5,020
207,036	*,e	Zillow Group, Inc (Class C)	10,147
261,075	*	Zix Corp	1,486
1,214,856	g	ZPG plc	5,742
2,124,269	*	Zynga, Inc	7,732
		TOTAL SOFTWARE & SERVICES	12,792,299

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
241,884	*,e	3D Systems Corp	4,523
1,101,922	e	AAC Technologies Holdings, Inc	13,764
48,446	*	accesso Technology Group plc	1,103
2,520,292		Accton Technology Corp	6,422
2,479,762		Acer, Inc	1,299
92,492		Adlink Technology, Inc	187
124,613		Adtran, Inc	2,573
31,076	*,e	ADVA AG. Optical Networking	321
32,000		Advanced Ceramic X Corp	389
336,130		Advantech Co Ltd	2,380
151,603	*,e	Aerohive Networks, Inc	758
35,581	*	Agilysys, Inc	360
26,400	e	Ai Holdings Corp	711
17,277	*,e	Akoustis Technologies, Inc	151
228,400		Alpha Networks, Inc	209
347,600		Alps Electric Co Ltd	10,097
3,632		ALSO Holding AG.	466
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
41,000		Amano Corp	$856
635,025		Amphenol Corp (Class A)	46,878
693,805	*	Anixter International, Inc	54,256
92,300		Anritsu Corp	834
2,796,000	*,e,m	Anxin-China Holdings Ltd	4
16,228,502	l,n	Apple, Inc	2,337,229
39,509	*,e	Applied Optoelectronics, Inc	2,441
98,000		Arcadyan Technology Corp	165
171,531	*	Arista Networks, Inc	25,694
677,572	*	ARRIS International plc	18,986
201,536	*	Arrow Electronics, Inc	15,804
24,348		Ascom Holding AG.	498
170,000	*	Asia Optical Co, Inc	303
2,042,464		Asia Vital Components Co Ltd	1,789
1,790,044		Asustek Computer, Inc	16,907
70,000		Aten International Co Ltd	193
8,390,893		AU Optronics Corp	3,830
244,000		Aurora Corp	475
35,481	e	Austria Technologie & Systemtechnik AG.	398
64,580	*	Avid Technology, Inc	340
23,043	*,e	Avigilon Corp	256
236,701		Avnet, Inc	9,203
89,968		AVX Corp	1,470
55,246	e	Badger Meter, Inc	2,202
19,366		Barco NV	1,988
18,979		Bel Fuse, Inc (Class B)	469
83,336		Belden CDT, Inc	6,286
177,153	*	Benchmark Electronics, Inc	5,722
12,408,000		Benq Corp	9,475
416,882	*	Blackberry Ltd (New)	4,166
1,028,636		Brocade Communications Systems, Inc	12,971
593,159		Brother Industries Ltd	13,739
3,318,000		BYD Electronic International Co Ltd	6,577
69,525	*	CalAmp Corp	1,413
6,040,815		CalComp Electronics Thailand PCL	533
114,032	*	Calix, Inc	781
69,700		Canon Electronics, Inc	1,428
1,176,282		Canon, Inc	40,012
88,000		Casetek Holdings Ltd	295
31,376	*,e	Catapult Group International Ltd	56
2,522,857		Catcher Technology Co Ltd	30,068
194,000		Catic Shenzhen Holdings Ltd	96
605,768		CDW Corp	37,879
359,160	*	Celestica, Inc	4,880
40,000		Chaun-Choung Technology Corp	170
306,602		Cheng Uei Precision Industry Co Ltd	421
695,162		Chicony Electronics Co Ltd	1,761
243,663		Chimei Materials Technology Corp	116
5,432,000		China Aerospace International Holdings Ltd	689
1,332,000	*,e	China All Access Holdings Ltd	379
489,600	*,m	China Fiber Optic Network System Group Ltd	1
2,948,000	*,e	China Innovationpay Group Ltd	189
179,000		Chin-Poon Industrial Co	365
247,840		Chroma ATE, Inc	798
9,000		Chunghwa Precision Test Tech Co Ltd	384
4,302,021	*	Ciena Corp	107,637
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
17,825,947	n	Cisco Systems, Inc	$557,952
712,054		Citizen Watch Co Ltd	5,010
25,329	*,e	Clearfield, Inc	334
352,393		Clevo Co	316
1,475,394	*	CMC Magnetics Corp	193
355,359		Cognex Corp	30,170
50,867	*	Coherent, Inc	11,445
1,065,089		Comba Telecom Systems Holdings Ltd	143
4,963		Comet Holding AG.	620
665,753	*	CommScope Holding Co, Inc	25,319
3,851,688		Compal Electronics, Inc	2,595
4,630,000		Compeq Manufacturing Co	3,769
45,372		Comtech Telecommunications Corp	861
32,000	*	Concraft Holding Co Ltd	154
103,634	*	Control4 Corp	2,032
2,615,399	*,e,m	Coolpad Group Ltd	181
1,010,000		Coretronic Corp	1,382
2,415,991		Corning, Inc	72,601
44,072	e	CPI Card Group, Inc	126
79,430	*	Cray, Inc	1,462
9,438	*	CrucialTec Co Ltd	31
62,783		CTS Corp	1,356
153,192		Daeduck Electronics Co	1,480
85,365		Daeduck GDS Co Ltd	1,407
1,121,000		Daiwabo Co Ltd	3,907
71,599		Daktronics, Inc	690
14,566		Datalogic S.p.A.	392
144,730		DataTec Ltd	667
353,700		Delta Electronics Thai PCL	901
1,834,988		Delta Electronics, Inc	10,038
112,000		Denki Kogyo Co Ltd	577
32,000	e	Dexerials Corp	313
149,834	e	Diebold, Inc	4,195
109,566	*	Digi International, Inc	1,112
368,000	*,e	Digital China Holdings Ltd	283
489,421		D-Link Corp	191
164,137		Dolby Laboratories, Inc (Class A)	8,036
209,600		Eastern Communications Co Ltd	129
32,826	*,e	Eastman Kodak Co	299
124,697	*	EchoStar Corp (Class A)	7,569
44,000	*	Egis Technology, Inc	301
62,171		Eizo Nanao Corp	2,449
53,600		Elecom Co Ltd	1,087
63,335	*	Electro Scientific Industries, Inc	522
1,325,386		Electrocomponents plc	9,969
91,868	*	Electronics for Imaging, Inc	4,353
4,900		Elematec Corp	80
265,654		Elite Material Co Ltd	1,287
229,390		Elitegroup Computer Systems Co Ltd	155
52,323		EMCORE Corp	557
29,822		Ennoconn Corp	378
18,800		Enplas Corp	580
25,881	*	ePlus, Inc	1,918
2,485,915		Ericsson (LM) (B Shares)	17,874
126,877		Esprinet S.p.A.	916
59,695		Evertz Technologies Ltd	819
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
38,923		EVS Broadcast Equipment S.A.	$1,565
1,054,687	*	Extreme Networks, Inc	9,724
331,410	*	F5 Networks, Inc	42,109
71,777	*	Fabrinet	3,062
35,430	*	FARO Technologies, Inc	1,339
894,148	e	Fingerprint Cards AB	3,259
443,642	*	Finisar Corp	11,526
137,546		Firich Enterprises Co Ltd	203
344,104	*,e	Fitbit, Inc	1,827
1,121,884		FLEXium Interconnect, Inc	4,218
1,538,550	*	Flextronics International Ltd	25,094
423,255		Flir Systems, Inc	14,670
87,310		Flytech Technology Co Ltd	285
1,241,868		Foxconn Technology Co Ltd	3,746
848,563		Fujifilm Holdings Corp	30,597
82,800		Fujitsu Frontech Ltd	1,319
70,286		Gemalto NV	4,216
1,113,000		General Interface Solution Holding Ltd	8,231
42,000	*	Genius Electronic Optical Co Ltd	424
2,515,000		Getac Technology Corp	3,346
1,345,000		Gigabyte Technology Co Ltd	1,812
804,000	e	Goldpac Group Ltd	242
4,148		Green Cross Cell Corp	122
297,054		Halma plc	4,257
78,200		Hamamatsu Photonics KK	2,410
4,981,330	*	HannStar Display Corp	1,494
157,586	*,e	Harmonic, Inc	827
319,876		Harris Corp	34,892
3,529,336		Hewlett Packard Enterprise Co	58,552
92,505	e	Hexagon AB (B Shares)	4,395
651,799	*	High Tech Computer Corp	1,554
46,100		Hirose Electric Co Ltd	6,597
660,979		Hitachi High-Technologies Corp	25,740
41,200	e	Hitachi Kokusai Electric, Inc	962
17,221,525		Hitachi Ltd	106,183
314,800		Hitachi Maxell Ltd	6,454
336,100		Holystone Enterprise Co Ltd	461
19,756	*,e	Homecast Co Ltd	160
36,404,087	*	Hon Hai Precision Industry Co, Ltd	139,937
28,295		Horiba Ltd	1,726
46,200		Hosiden Corp	531
2,864,023		HP, Inc	50,063
11,888		Humax Co Ltd	121
201,500		Ibiden Co Ltd	3,485
7,400		Icom, Inc	166
160,476		ICP Electronics, Inc	248
279,756	*,e	IDEX ASA	267
120,018	*	II-VI, Inc	4,117
11,671		Iljin Materials Co Ltd	326
78,124	*,e	Immersion Corp	709
734,880		Inari Amertron BHD	361
7,265		Inficon Holding AG.	3,590
656,241	*,e	Infinera Corp	7,002
47,521		Ingenico	4,310
8,376,219		InnoLux Display Corp	4,373
230,518	*	Insight Enterprises, Inc	9,218
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
146,784		InterDigital, Inc	$11,346
6,643	*	Interflex Co Ltd	229
38,325	*	Intevac, Inc	425
2,316,535		Inventec Co Ltd	1,887
56,732	*	IPG Photonics Corp	8,232
6,400		Iriso Electronics Co Ltd	516
2,637		Isra Vision AG.	449
57,100		ITC Networks Corp	983
727,357		ITEQ Corp	1,057
46,863	*	Iteris, Inc	292
217,085	*	Itron, Inc	14,708
37,232		Ituran Location and Control Ltd	1,165
668,816		Jabil Circuit, Inc	19,523
43,000		Japan Aviation Electronics Industry Ltd	597
8,300	e	Japan Cash Machine Co Ltd	86
956,300	*,e	Japan Display, Inc	1,814
37,307		Japan Radio Co Ltd	479
561,600		JCY International BHD	76
108,691		Jenoptik AG.	2,857
2,877,125		Ju Teng International Holdings Ltd	1,179
1,808,789		Juniper Networks, Inc	50,429
41,800		Kaga Electronics Co Ltd	858
17,128		Kapsch TrafficCom AG.	916
56,600		KCE Electronics PCL	181
266,894	*	Kemet Corp	3,416
20,000		Keyence Corp	8,805
562,054	*	Keysight Technologies, Inc	21,881
54,385	*	Kimball Electronics, Inc	982
3,161,500		Kingboard Chemical Holdings Ltd	12,585
668,500		Kingboard Laminates Holdings Ltd	806
16,411		Kingpak Technology, Inc	112
174,274	*	Knowles Corp	2,949
123,800		Koa Corp	2,299
866,025		Konica Minolta Holdings, Inc	7,225
117,777		Kudelski S.A.	2,010
31,573	*	KVH Industries, Inc	300
343,310		Kyocera Corp	19,953
493,979		Laird Group plc	891
140,892		Largan Precision Co Ltd	22,432
7,118,753		Lenovo Group Ltd	4,493
12,921		LG Innotek Co Ltd	1,864
213,182		LG.Philips LCD Co Ltd	6,895
3,761,295		Lite-On Technology Corp	6,174
64,784		Littelfuse, Inc	10,689
397,882		Logitech International S.A.	14,641
30,000		Lotes Co Ltd	131
1,342,983	*	Lumentum Holdings, Inc	76,617
188,700		Macnica Fuji Electronics Holdings, Inc	2,765
123,300		Marubun Corp	864
6,800		Maruwa Co Ltd	281
70,834	*	Maxwell Technologies, Inc	424
68,800		Mcj Co Ltd	726
4,800		Melco Holdings, Inc	137
111,076		Merry Electronics Co Ltd	689
6,297		Mesa Laboratories, Inc	902
194,478		Methode Electronics, Inc	8,013
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
220,258	e	Micronic Laser Systems AB	$2,007
646,000		Micro-Star International Co Ltd	1,500
134,645	*,e	Microvision, Inc	285
2,917,082		Mitac Holdings Corp	3,723
544,217		Motorola, Inc	47,205
32,885		MTS Systems Corp	1,703
249,715		Murata Manufacturing Co Ltd	38,123
153,000		Nan Ya Printed Circuit Board Corp	129
132,000		Nanjing Panda Electronics	72
23,149	*	Napco Security Technologies, Inc	218
367,730		National Instruments Corp	14,790
289,065	*	NCR Corp	11,805
1,688,270		NEC Corp	4,488
100,973		Neopost S.A.	4,689
557,737		NetApp, Inc	22,337
109,831	*	Netgear, Inc	4,734
175,903	*	Netscout Systems, Inc	6,051
31,826		Nichicon Corp	343
52,400		Nippon Ceramic Co Ltd	1,224
246,000	*	Nippon Chemi-Con Corp	893
51,005		Nippon Electric Glass Co Ltd	1,861
33,900		Nippon Signal Co Ltd	313
20,660	e	Nissha Printing Co Ltd	574
13,800	e	Nohmi Bosai Ltd	199
1,986,928		Nokia Corp	12,239
8,498,641		Nokia Oyj (Turquoise)	52,111
113,767	*	Novanta, Inc	4,096
700,247	*,e	Oclaro, Inc	6,540
57,000		Oki Electric Industry Co Ltd	810
631,056		Omron Corp	27,469
229,000	*,e	O-Net Communications Group	121
9,500	e	Optex Co Ltd	308
30,396	*	Orbotech Ltd	992
277,000		Osaki Electric Co Ltd	2,074
34,265	*	OSI Systems, Inc	2,575
64,408		Oxford Instruments plc	879
115,892	*,n	Palo Alto Networks, Inc	15,508
261,224		Pan-International Industrial	239
38,543		Park Electrochemical Corp	710
12,206	*,e	Parrot S.A.	131
31,014		Partron Co Ltd	282
2,147,000	e	PAX Global Technology Ltd	1,378
55,389		PC Connection, Inc	1,499
19,576	*,e	PC Mall, Inc	367
1,801,917		Pegatron Technology Corp	5,637
127,654		Plantronics, Inc	6,678
66,489	*	Plexus Corp	3,495
10,959		Posiflex Technology, Inc	59
1,611,000		Primax Electronics Ltd	3,301
503,000		Prime View International Co Ltd	468
718,514	*,e	Pure Storage, Inc	9,204
2,531,338		Quanta Computer, Inc	5,988
41,622	*,e	Quantenna Communications, Inc	791
75,784	*	Quantum Corp	592
82,335	*	Radisys Corp	310
28,913	*	Radware Ltd	507
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
511,022		Redington India Ltd	$1,035
66,647		Renishaw plc	3,143
177,733		Ricoh Co Ltd	1,574
9,879	m	RICOH INDIA Ltd	30
16,100		Riso Kagaku Corp	315
1,308,062	*	Ritek Corp	227
82,639	*	Rogers Corp	8,976
8,100		Roland DG Corp	185
21,400		Ryosan Co Ltd	783
12,800		Ryoyo Electro Corp	205
27,057	e	S&T AG.	408
309,500		Samart Corp PCL	132
51,463		Samsung Electro-Mechanics Co Ltd	4,594
51,601		Samsung SDI Co Ltd	7,747
312,609	e	Sandvine Corp	1,034
326,217	*	Sanmina Corp	12,429
113,949	*	Scansource, Inc	4,592
4,225		Seagate Technology, Inc	164
77,800		Seiko Epson Corp	1,736
708,000		Sercomm Corp	1,837
14,462		SFA Engineering Corp	569
205,376		Shimadzu Corp	3,913
538,707	*	ShoreTel, Inc	3,125
49,259	*,e	Sierra Wireless, Inc	1,383
11,000	e	Siix Corp	437
5,800		Silicom Ltd	257
648,000		Simplo Technology Co Ltd	2,205
157,123		Sinbon Electronics Co Ltd	371
3,750		Sindoh Co Ltd	185
50,860		Smart Metering Systems plc	349
124,000		SMK Corp	476
209,136	*	Sonus Networks, Inc	1,556
93,195		Spectris plc	3,064
1,750		Spigen Korea Co Ltd	63
40,494	*,m	Sterlite Power Transmission Ltd	70
73,443		Sterlite Technologies Ltd	166
242,177	*,e	Stratasys Ltd	5,645
771,000		Sunny Optical Technology Group Co Ltd	6,904
76,910	*	Super Micro Computer, Inc	1,896
134,270	*,e	Synaptics, Inc	6,943
147,774		SYNNEX Corp	17,727
1,368,238		Synnex Technology International Corp	1,533
45,529		Systemax, Inc	856
436,359		Taiwan PCB Techvest Co Ltd	449
153,000	*	Taiwan Union Technology Corp	280
211,203		Taiyo Yuden Co Ltd	3,337
103,890		TDK Corp	6,867
204,874		TE Connectivity Ltd	16,119
188,425	*	Tech Data Corp	19,031
372,000	e	Technovator International Ltd	122
232,616	e	Telit Communications plc	945
131,495		Test Research, Inc	163
563,014	*	Thin Film Electronics ASA	270
45,134	*,e	Tobii AB	211
106,625		Tong Hsing Electronic Industries Ltd	443
21,550,000	e	Tongda Group Holdings Ltd	6,429
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
80,000		Topcon Corp	$1,382
477,000	*	Toshiba TEC Corp	2,470
54,100		Toyo Corp/Chuo-ku	522
193,000	*	TPK Holding Co Ltd	591
678,000		Tpv Technology Ltd	149
677,100		Transcend Information, Inc	2,269
532,000		Trigiant Group Ltd	79
914,289	*	Trimble Navigation Ltd	32,613
1,453,832		Tripod Technology Corp	4,631
1,500,000	e	Truly International Holdings	518
18,800		TSC Auto ID Technology Co Ltd	136
484,710	*	TTM Technologies, Inc	8,415
117,039		TXC Corp	173
46,018	*,e	Ubiquiti Networks, Inc	2,392
941,883		Unimicron Technology Corp	546
182,460		Universal Display Corp	19,934
77,432	*,e	USA Technologies, Inc	403
3,400	e	V Technology Co Ltd	587
1,005,195		Venture Corp Ltd	8,799
246,970	*	VeriFone Systems, Inc	4,470
105,072	*,e	Viasat, Inc	6,956
1,477,917	*	Viavi Solutions, Inc	15,562
266,339		Vishay Intertechnology, Inc	4,421
29,277	*	Vishay Precision Group, Inc	507
3,283,000		VS Industry Bhd	1,582
1,070,800		VST Holdings Ltd	325
237,000		Vtech Holdings Ltd	3,754
96,600	e	Wacom Co Ltd	310
1,306,000		Wah Lee Industrial Corp	2,181
1,707,140		Walsin Technology Corp	3,065
336,000	e	Wasion Group Holdings Ltd	155
986,183		Western Digital Corp	87,376
26,925		Wincor Nixdorf AG.	2,217
190,500	*,b,m	Wintek Corp	0	^
8,093,495		Wistron Corp	8,227
152,520		Wistron NeWeb Corp	454
5,496,000	e	World Wide Touch Technology Ho	359
3,096,732		WPG Holdings Co Ltd	4,131
1,517,848		WT Microelectronics Co Ltd	2,247
2,329,895		Xerox Corp	66,938
15,750	*,m	Ya Hsin Industrial Co Ltd	0
236,993		Yageo Corp	826
49,993		Yamatake Corp	1,903
505,500	e,g	Yangtze Optical Fibre and Cable Joint Stock Ltd	1,073
58,838		Yaskawa Electric Corp	1,253
70,084		Yokogawa Electric Corp	1,128
158,500	*	Zebra Technologies Corp (Class A)	15,932
391,405		Zhen Ding Technology Holding Ltd	927
226,000		Zinwell Corp	231
752,938		ZTE Corp	1,796
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,532,654

TELECOMMUNICATION SERVICES - 2.4%
6,038		012 Smile.Communications Ltd	105
1,435,289		Advanced Info Service PCL (Foreign)	7,494
343,088		AFK Sistema (GDR)	1,434
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
46,875,484		America Movil S.A. de C.V. (Series L)	$37,710
269,750		APT Satellite Holdings Ltd	142
1,130,836	*	Asia Pacific Telecom Co Ltd	407
19,538,088		AT&T, Inc	737,172
39,560		ATN International, Inc	2,707
631,900	*,e	Axtel SAB de C.V.	131
937,134		BCE, Inc	42,203
9,306,145		Bezeq Israeli Telecommunication Corp Ltd	15,437
1,363,397		Bharti Airtel Ltd	8,006
880,403		Bharti Infratel Ltd	5,100
331,497	*	Boingo Wireless, Inc	4,959
7,739,966		BT Group plc	29,762
46,420	*	Cellcom Israel Ltd	446
100,696	g	Cellnex Telecom SAU	2,081
1,369,590	e	CenturyLink, Inc	32,706
2,497,371		China Communications Services Corp Ltd	1,439
8,430,399		China Mobile Hong Kong Ltd	89,377
16,010,457		China Telecom Corp Ltd	7,603
7,789,681		China Unicom Ltd	11,563
1,050,640		Chorus Ltd	3,565
3,637,988		Chunghwa Telecom Co Ltd	12,906
124,894	*	Cincinnati Bell, Inc	2,442
4,719,000		Citic 1616 Holdings Ltd	1,511
82,347		Cogent Communications Group, Inc	3,302
282,347		Com Hem Holding AB	3,921
98,922	e	Consolidated Communications Holdings, Inc	2,124
6,035,978		Deutsche Telekom AG.	108,798
3,284,439		Digi.Com BHD	3,826
12,905		Digital Multimedia Technologies S.p.A.	747
143,427		DNA Oyj	2,277
29,912		Drillisch AG.	1,804
53,001		Elisa Oyj (Series A)	2,056
1,731,638		Emirates Telecommunications Group Co PJSC	8,156
138,294		Empresa Nacional de Telecomunicaciones S.A.	1,507
77,675	g	Euskaltel S.A.	829
48,583	*	Fairpoint Communications, Inc	760
1,547,236		Far EasTone Telecommunications Co Ltd	3,941
2,298,957	e	France Telecom S.A.	36,588
138,077	e	Freenet AG.	4,405
2,678,283	e	Frontier Communications Corp	3,107
80,252	*	General Communication, Inc (Class A)	2,940
1,503,769	*,e	Globalstar, Inc	3,203
28,971		Globe Telecom, Inc	1,176
16,512	*	Hawaiian Telcom Holdco, Inc	413
255,053		Hellenic Telecommunications Organization S.A.	3,070
305,763	*	Himachal Futuristic Communications	56
1,109,000		HKBN Ltd	1,110
3,024,127		HKT Trust and HKT Ltd	3,966
1,466,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	516
3,541,283		Idea Cellular Ltd	4,667
34,743		IDT Corp (Class B)	499
26,502		Iliad S.A.	6,263
198,503	g	Infrastrutture Wireless Italiane S.p.A	1,128
203,773		Inmarsat plc	2,044
71,159	*,e	Intelsat S.A.	218
163,975	*,e	Iridium Communications, Inc	1,812
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
75,300	*,e	Japan Communications, Inc	$111
1,548,200		Jasmine International PCL	371
1,132,598		Kcom Group plc	1,313
1,301,552		KDDI Corp	34,423
19,616		KT Corp	559
248,674	*,e,m	Let’s GOWEX S.A.	3
752,062	*	Level 3 Communications, Inc	44,597
312,965		LG Telecom Ltd	4,268
42,481	*	Lumos Networks Corp	759
1,238,237		Magyar Telekom	2,162
5,346,090		Maxis BHD	6,912
18,280		MegaFon OAO (GDR)	167
12,688		Millicom International Cellular S.A.	750
959,418		Mobile TeleSystems (ADR)	8,040
990,009	e	MobileOne Ltd	1,567
73,824		Mobistar S.A.	1,729
1,815,636		MTN Group Ltd	15,828
493,433		Netia S.A.	550
1,128,733		Nippon Telegraph & Telephone Corp	53,281
2,524,045		NTT DoCoMo, Inc	59,695
2,907		Numericable-SFR SAS	98
33,764	*	Ooma, Inc	270
173,627		Ooredoo QSC	4,359
1,901,719	*	Orascom Telecom Holding SAE	728
33,302,238		Orascom Telecom Media And Technology Holding SAE	1,231
129,696	*	Orbcomm, Inc	1,466
218,353	*	Partner Communications	1,158
8,517,842		PCCW Ltd	4,841
19,565	*,e	pdvWireless, Inc	456
85,757		PLDT, Inc	3,052
79,945		Proximus plc	2,798
3,407,611	*	PT Excelcomindo Pratama	872
771,500		PT Link Net Tbk	300
71,484,424		PT Telekomunikasi Indonesia Persero Tbk	24,275
660,435	*	Reliance Communication Ventures Ltd	220
920,426		Rogers Communications, Inc (Class B)	43,473
164,625		Rostelecom (ADR)	1,195
4,195,968		Royal KPN NV	13,429
112,399	*	Sejong Telecom, Inc	78
91,633		Shenandoah Telecom Co	2,813
16,196,763		Singapore Telecommunications Ltd	45,741
98,616		SK Telecom Co Ltd	22,927
403,377		SmarTone Telecommunications Holding Ltd	528
1,169,736		Softbank Corp	95,088
143,002		SpeedCast International Ltd	420
40,891		Spok Holdings, Inc	724
1,547,670	*,e	Sprint Corp	12,706
450,340	e	StarHub Ltd	890
17,010	*,e	Straight Path Communications, Inc	3,056
104,979	g	Sunrise Communications Group AG.	8,277
10,731		Swisscom AG.	5,186
1,550,942		Taiwan Mobile Co Ltd	5,838
512,580	e	TalkTalk Telecom Group plc	1,205
110,859		Tata Communications Ltd	1,239
540,395		TDC AS	3,143
453,149		Tele2 AB (B Shares)	4,749
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
3,327,474		Telecom Corp of New Zealand Ltd	$9,220
333,413		Telecom Egypt	189
23,658,680		Telecom Italia RSP	17,508
12,147,119	*	Telecom Italia S.p.A.	11,238
796,799		Telefonica Brasil S.A.	10,799
614,865		Telefonica Deutschland Holding AG.	3,075
156,105		Telefonica O2 Czech Republic AS	1,852
3,433,602		Telefonica S.A.	35,543
397,829		Telekom Austria AG.	3,133
232,883		Telekom Malaysia BHD	361
562,778		Telekomunikacja Polska S.A.	779
512,385		Telenor ASA	8,501
842,276	e	Telephone & Data Systems, Inc	23,373
982,001	*,e	Telesites SAB de C.V.	721
1,659,449		TeliaSonera AB	7,648
1,648,504	e	Telkom S.A. Ltd	7,756
7,193,528		Telstra Corp Ltd	23,768
390,611		TELUS Corp	13,485
177,300		Thaicom PCL	84
1,166,684		Tim Participacoes S.A.	3,448
300,220		Time dotCom BHD	678
2,524,389		TM International BHD	2,840
2,068,975	*	T-Mobile US, Inc	125,421
2,328,183		Tower Bersama Infrastructure	1,181
513,444	e	TPG Telecom Ltd	2,249
12,793,216		True Corp PCL	2,333
343,798		Turk Telekomunikasyon AS	610
1,086,482		Turkcell Iletisim Hizmet AS	3,574
43,787	*	US Cellular Corp	1,678
12,045,251		Verizon Communications, Inc	537,941
393,810	e	Vocus Communications Ltd	1,020
741,145	e	Vodacom Group Pty Ltd	9,313
50,894,825		Vodafone Group plc	144,539
52,560		Vodafone Group plc (ADR)	1,510
251,388	*	Vodafone Qatar	587
909,124	*	Vonage Holdings Corp	5,946
727,256	e	Windstream Holdings, Inc	2,822
365,035	*	Zayo Group Holdings, Inc	11,280
		TOTAL TELECOMMUNICATION SERVICES	2,873,554

TRANSPORTATION - 2.3%
620,906	e	Abertis Infraestructuras S.A. (Continuous)	11,509
68,634		Aegean Airlines S.A.	651
117,688	g	Aena S.A.	22,981
28,587		Aeroports de Paris	4,608
5,338,742		Air Arabia PJSC	1,479
134,500	*	Air Canada	1,803
1,925,225		Air China Ltd	1,984
188,853	*	Air France-KLM	2,696
2,681,871		Air New Zealand Ltd	6,408
159,084	*	Air Transport Services Group, Inc	3,465
1,392,158		AirAsia BHD	1,054
9,769,525	*	AirAsia X BHD	933
4,883,600		Airports of Thailand PCL	6,786
546,497		Alaska Air Group, Inc	49,054
1,064,437	*,e	ALD S.A.	16,717
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
913,459		All Nippon Airways Co Ltd	$3,181
14,729		Allcargo Logistics Ltd	39
26,005		Allegiant Travel Co	3,526
12,392		Amerco, Inc	4,536
1,176,241		American Airlines Group, Inc	59,188
634,771	*,b,m	AMR Corp (Escrow)	6
338,000	e	Anhui Expressway Co	253
4,893		AP Moller - Maersk AS (Class A)	9,336
5,732		AP Moller - Maersk AS (Class B)	11,541
142,854		Arkansas Best Corp	2,943
80,782	*	Asiana Airlines	433
46,361	*	Atlas Air Worldwide Holdings, Inc	2,418
967,858		Auckland International Airport Ltd	5,057
102,264		Autostrada Torino-Milano S.p.A.	1,767
491,528		Autostrade S.p.A.	13,826
887,491		Avianca Holdings S.A.	719
239,081	*,e	Avis Budget Group, Inc	6,520
648,200		Bangkok Airways Co Ltd	351
135,150		Bangkok Aviation Fuel Services PCL	185
7,276,353		Bangkok Expressway & Metro PCL	1,595
688,186		BBA Aviation plc	2,755
1,524,097		Beijing Capital International Airport Co Ltd	2,147
392,600		Blue Bird Tbk PT	142
6,072		Blue Dart Express Ltd	442
706,228		Bollore	3,211
327,632		bpost S.A.	7,913
6,463,227		BTS Group Holdings PCL (Foreign)	1,616
1,061,937		Canadian National Railway Co	86,164
207,803	e	Canadian Pacific Railway Ltd (Toronto)	33,435
487,660	e	Cathay Pacific Airways Ltd	757
689,390		Cebu Air, Inc	1,337
102,169		Central Japan Railway Co	16,686
101,333		CH Robinson Worldwide, Inc	6,960
1,568,335		China Airlines	476
1,277,093	e	China Merchants Holdings International Co Ltd	3,541
2,011,500		China Southern Airlines Co Ltd	1,700
92,473		Chorus Aviation, Inc	543
46,000		Chu Kong Shipping Development	11
1,235,799		Cia de Concessoes Rodoviarias	6,304
111,180		Cia de Distribucion Integral Logista Holdings SAU	2,926
1,619,710		ComfortDelgro Corp Ltd	2,705
8,462,793	*	Compania SudAmericana de Vapores S.A.	320
42,651		Container Corp Of India Ltd	756
453,800	*,e	Controladora Vuela Cia de Aviacion SAB de C.V.	664
123,046		Copa Holdings S.A. (Class A)	14,396
84,100	*	Cosan Logistica S.A.	167
584,000		Cosco International Holdings Ltd	233
1,596,657		COSCO Pacific Ltd	1,873
219,118		Costamare, Inc	1,602
23,858	*	Covenant Transportation Group, Inc	418
2,998,052		CSX Corp	163,574
96,109		CTT-Correios de Portugal S.A.	608
18,373	*	D/S Norden	334
510,445		Dart Group plc	4,092
46,872	*	Daseke, Inc	522
546,275		Dazhong Transportation Group Co Ltd	379
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,368,168		Delta Air Lines, Inc	$127,265
869,450		Deutsche Lufthansa AG.	19,814
1,134,935		Deutsche Post AG.	42,604
53,335		Dfds A.S.	2,843
352,628		DP World Ltd	7,377
874,523		DSV AS	53,717
97,312	*,e	Eagle Bulk Shipping, Inc	460
649,950		East Japan Railway Co	62,263
987,492		easyJet plc	17,494
56,828	*	Echo Global Logistics, Inc	1,131
173,600		EcoRodovias Infraestrutura e Logistica S.A.	542
15,300	*,e	eHi Car Services Ltd (ADR)	153
1,765,400		El Al Israel Airlines	1,623
867,906		Enav S.p.A	3,743
112,556	g	Europcar Groupe S.A.	1,649
887,584		Eva Airways Corp	439
61,000		Evergreen International Storage & Transport Corp	28
1,574,055	*	Evergreen Marine Corp Tawain Ltd	799
4,235	e	Exchange Income Corp	108
286,568		Expeditors International of Washington, Inc	16,185
987,738	n	FedEx Corp	214,665
147,227		Finnair Oyj	1,078
1,402,010	*	Firstgroup plc	2,298
46,919		Flughafen Zuerich AG.	11,523
110,390		Forward Air Corp	5,882
94,828		Fraport AG. Frankfurt Airport Services Worldwide	8,392
276,960		Freightways Ltd	1,555
104,000	e	Fukuyama Transporting Co Ltd	661
110,151		Gateway Distriparks Ltd	439
1,393,600		GD Express Carrier Bhd	203
53,606	*	Genco Shipping & Trading Ltd	508
339,359	*	Genesee & Wyoming, Inc (Class A)	23,209
61,003		GLOVIS Co Ltd	8,371
102,882		Go-Ahead Group plc	2,357
123,200	*	Gol Linhas Aereas Inteligentes S.A.	281
86,743	*,e	Golden Ocean Group Ltd	579
357,170		Grindrod Ltd	302
376,632		Groupe Eurotunnel S.A.	4,019
222,300	*,e	Grupo Aeromexico SAB de C.V.	459
490,100	e	Grupo Aeroportuario del Centro Norte Sab de C.V.	2,962
554,831		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	6,249
346,150		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	7,303
685,725		Guangdong Provincial Expressway Development Co Ltd	519
663,000		Guangdong Yueyun Transportation Co Ltd	440
180,194		Gujarat Pipavav Port Ltd	416
29,596		Gulf Warehousing Co	388
34,000		Hainan Meilan International Airport Co Ltd	28
85,052		Hamburger Hafen und Logistik AG.	1,862
32,103		Hanjin Kal Corp	744
6,256		Hanjin Transportation Co Ltd	201
382,825		Hankyu Hanshin Holdings, Inc	13,791
16,723	*,e	Hapag-Lloyd AG.	487
211,094	*	Hawaiian Holdings, Inc	9,911
132,523	e	Heartland Express, Inc	2,759
111,038	*,e	Hertz Global Holdings, Inc	1,277
167,600		Hitachi Transport System Ltd	3,952
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,567,739	e	Hopewell Highway Infrastructure Ltd	$1,477
156,975	*	Hub Group, Inc (Class A)	6,020
5,318,113		Hutchison Port Holdings Trust	2,285
1,582	*	ID Logistics Group	248
233,557		Iino Kaiun Kaisha Ltd	1,004
575,281		International Consolidated Airlines Group S.A.	4,571
508,577		International Container Term Services, Inc	985
220,800		Irish Continental Group plc	1,281
193,494		J.B. Hunt Transport Services, Inc	17,682
618,787		Japan Airlines Co Ltd	19,167
31,700		Japan Airport Terminal Co Ltd	1,217
4,334		Jeju Air Co Ltd	147
365,575	*	Jet Airways India Ltd	3,188
1,089,919	*	JetBlue Airways Corp	24,883
3,229,834		Jiangsu Express	4,557
186,510		Jinzhou Port Co Ltd	98
43,800		Julio Simoes Logistica S.A.	93
580,587		Kamigumi Co Ltd	6,103
238,615		Kansas City Southern Industries, Inc	24,971
1,216,400	*,e	Kawasaki Kisen Kaisha Ltd	2,931
85,638		Keihin Electric Express Railway Co Ltd	1,033
432,586		Keio Corp	3,626
25,361		Keisei Electric Railway Co Ltd	679
2,356,047		Kerry Logistics Network Ltd	3,481
1,287,179		Kintetsu Corp	4,966
26,100		Kintetsu World Express, Inc	462
344,081	*	Kirby Corp	23,002
527,024	e	Knight Transportation, Inc	19,526
74,700		Konoike Transport Co Ltd	1,020
7,120	*	Korea Express Co Ltd	1,123
8,003	*	Korea Line Corp	257
39,892	*	Korean Air Lines Co Ltd	1,349
20,299		Kuehne & Nagel International AG.	3,394
119,500		Kyushu Railway Co	3,876
265,155		Lan Airlines S.A.	2,947
132,245		Landstar System, Inc	11,320
69,900		Lingkaran Trans Kota Holdings BHD	96
413,037	*	Localiza Rent A Car	5,629
1,010,163		Macquarie Atlas Roads Group	4,356
173,588		Macquarie Infrastructure Co LLC	13,609
765,106		Malaysia Airports Holdings BHD	1,526
45,892		Marten Transport Ltd	1,257
87,000		Maruzen Showa Unyu Co Ltd	365
199,926		Matson, Inc	6,006
2,860,656		MISC BHD	4,976
91,100		Mitsubishi Logistics Corp	1,216
474,212		Mitsui OSK Lines Ltd	1,400
65,610		Mitsui-Soko Co Ltd	180
322,000	*	Movida Participacoes S.A.	972
1,803,173		MTR Corp	10,147
1,072,765		Mundra Port and Special Economic Zone Ltd	6,023
680,055		Nagoya Railroad Co Ltd	3,173
1,058,400		Namyong Terminal PCL	213
560,000		Nankai Electric Railway Co Ltd	2,900
841,812		National Express Group plc	4,020
179,055	*,e	Navios Maritime Holdings, Inc	245
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
783	*,g	Navkar Corp Ltd	$2
228,261		Nippon Express Co Ltd	1,432
123,000		Nippon Konpo Unyu Soko Co Ltd	2,853
2,192,084	*	Nippon Yusen Kabushiki Kaisha	4,098
248,000		Nishi-Nippon Railroad Co Ltd	1,117
140,000		Nissin Corp	679
266,511	g	Nobina AB	1,446
1,046,395		Norfolk Southern Corp	127,346
310,410		Northgate plc	1,791
20,518	*,e	Norwegian Air Shuttle AS	598
46,718		Odakyu Electric Railway Co Ltd	944
92,770		Oesterreichische Post AG.	4,030
457,353		OHL Mexico SAB de CV	660
140,163		Old Dominion Freight Line	13,349
149,000		Orient Overseas International Ltd	1,068
2,704,290	*	Pacific Basin Shipping Ltd	596
7,167		Panalpina Welttransport Holding AG.	1,012
16,863		Park-Ohio Holdings Corp	643
33,997	*	Pegasus Hava Tasimaciligi AS.	181
69,266	*	PKP Cargo S.A.	1,131
664,900		Pos Malaysia & Services Holdings BHD	820
511,950	*	Precious Shipping PCL	156
659,622		Promotora y Operadora de Infraestructura SAB de C.V.	7,860
60,700	*	Prumo Logistica S.A.	192
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
3,300,500	*	PT Garuda Indonesia Tbk	86
2,053,454		PT Jasa Marga Tbk	825
3,245,137		Qantas Airways Ltd	14,264
1,734,000	g	Qingdao Port International Co Ltd	996
592,000		Qinhuangdao Port Co Ltd	209
2,071,999		QR National Ltd	8,534
671,875	e	Qube Logistics Holdings Ltd	1,358
773,520	*	Radiant Logistics, Inc	4,162
597,813		Redde plc	1,261
91,582	*	Roadrunner Transportation Services Holdings, Inc	666
614,618		Royal Mail plc	3,372
1,236,300	*	Rumo S.A.	3,228
3,051	*	Ryanair Holdings plc	62
211,927	*	Ryanair Holdings plc (ADR)	22,806
46,841		Ryder System, Inc	3,372
94,100	*	Safe Bulkers, Inc	216
307,000		Sagami Railway Co Ltd	1,524
50,142	*	Saia, Inc	2,572
96	*,m	SAir Group	0
7,500	e	Sakai Moving Service Co Ltd	290
361,000		Sankyu, Inc	2,362
188,400		Santos Brasil Participacoes S.A.	116
63,817	*	SAS AB	139
80,481		Schneider National, Inc	1,800
113,554	*,e	Scorpio Bulkers, Inc	806
33,338	e	Seaspan Corp	238
160,181		Seino Holdings Corp	2,135
95,600		Senko Co Ltd	623
120,500		Shandong Airlines Co Ltd	245
122,800		Shanghai Jinjiang International Investment Holdings Co	172
51,900	*	Shenzhen Chiwan Petroleum	141
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
101,600		Shenzhen Chiwan Wharf Holdings Ltd	$184
464,000		Shenzhen Expressway Co Ltd	422
1,121,886		Shenzhen International Holdings Ltd	2,056
389,000		Shinwa Kaiun Kaisha Ltd	785
90,819	*	Shipping Corp of India Ltd	120
1,113,097	*	Shun TAK Holdings Ltd	512
2,622,000		Sichuan Expressway Co Ltd	1,077
79,000		Sincere Navigation	56
193,349		Singapore Airlines Ltd	1,421
473,900		Singapore Airport Terminal Services Ltd	1,758
1,052,719	e	Singapore Post Ltd	1,017
1,490,000		Sinotrans Ltd	763
1,152,000	e	Sinotrans Shipping Ltd	290
2,141,000		SITC International Co Ltd	1,683
14,814	e	Sixt AG.	896
37,241		Sixt AG. (Preference)	1,848
9,289		Sixt Leasing AG.	196
156,880		Skywest, Inc	5,507
92,808		Societa Iniziative Autostradali e Servizi S.p.A.	1,023
1,645,499		Southwest Airlines Co	102,251
1,094,827	*	SpiceJet Ltd	2,235
302,001	*	Spirit Airlines, Inc	15,598
689,906		Stagecoach Group plc	1,675
66,163		Stolt-Nielsen S.A.	931
62,065	*,e	Student Transportation, Inc	376
415,075	*,e	STX Pan Ocean Co Ltd	1,916
375,767		Sumitomo Warehouse Co Ltd	2,388
145,886	*,e	Swift Transportation Co, Inc	3,866
1,352,677		Sydney Airport	7,368
278,000		T.Join Transportation Co	346
3,230,000	*	Taiwan High Speed Rail Corp	2,701
137,595		TAV Havalimanlari Holding AS	738
126,000		Tegma Gestao Logistica	525
269,992		TFI International, Inc	5,823
695,900	*	Thai Airways International PCL-Foreign	397
690,935		Thoresen Thai Agencies PCL	184
4,520,000		Tianjin Port Development Holdings Ltd	752
1,686,488		TNT NV	7,870
702,033		Tobu Railway Co Ltd	3,836
1,394,075		Tokyu Corp	10,653
4,900		Trancom Co Ltd	240
1,694,225		Transurban Group (ASE)	15,430
598,171	*	Turk Hava Yollari	1,368
278,000		U-Ming Marine Transport Corp	291
4,041,115		Union Pacific Corp	440,118
789,355	*	United Continental Holdings, Inc	59,399
1,249,022		United Parcel Service, Inc (Class B)	138,129
18,952		Universal Truckload Services, Inc	284
60,603	*	Virgin Australia Holdings Ltd	8
67,336	*,m	Virgin Australia Int Holdings	0	^
18,380		VRL Logistics Ltd	95
25,397		VTG AG.	993
274,000		Wan Hai Lines Ltd	154
94,344		Werner Enterprises, Inc	2,769
100,683		West Japan Railway Co	7,124
66,624		WestJet Airlines Ltd	1,189
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
445,900		Westports Holdings BHD	$378
150,602		Westshore Terminals Investment Corp	2,440
145,944	*	Wilh. Wilhelmsen ASA	860
69,376		Wisdom Marine Lines Co Ltd	71
2,526,000		Xiamen International Port Co Ltd	469
326,688	*	XPO Logistics, Inc	21,114
56,266		Yamato Transport Co Ltd	1,143
396,260	*	Yang Ming Marine Transport	163
133,300	*	YRC Worldwide, Inc	1,482
1,092,000		Yuexiu Transport Infrastructure Ltd	783
10,700		Yusen Air & Sea Service Co Ltd	99
5,884,194		Zhejiang Expressway Co Ltd	7,686
		TOTAL TRANSPORTATION	2,755,748

UTILITIES - 2.8%
1,836,762		A2A S.p.A.	3,054
3,456,310		Aboitiz Power Corp	2,664
81,416		Acciona S.A.	7,168
193,079		ACEA S.p.A.	2,926
437,392		Actelios S.p.A.	578
571,038	*	Adani Power Ltd	263
182,138	*	Adani Transmissions Ltd	349
1,911,973		AES Corp	21,242
2,219,876		AES Gener S.A.	782
113,900	*	AES Tiete S.A.	469
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0
934,665		AGL Energy Ltd	18,316
3,198,165		Aguas Andinas S.A.	1,874
121,973	*	Aksa Enerji Uretim AS	135
360,140	e	Algonquin Power & Utilities Corp	3,791
123,421		Allete, Inc	8,847
240,856		Alliant Energy Corp	9,675
286,310		Alupar Investimento S.A.	1,563
379,620		Ameren Corp	20,754
3,046,709		American Electric Power Co, Inc	211,655
86,546		American States Water Co	4,103
493,126		American Water Works Co, Inc	38,439
900,610	e	APA Group	6,346
178,340		Aqua America, Inc	5,939
22,769	*,e	AquaVenture Holdings Ltd	347
17,366		Artesian Resources Corp	654
163,589		Ascopiave S.p.A.	650
246,118		Atco Ltd	9,624
130,321		Athens Water Supply & Sewage Co S.A.	874
299,276	*	Atlantic Power Corp	718
183,457	*	Atlantic Power Corp (Toronto)	434
147,770		Atmos Energy Corp	12,258
1,310,915		AusNet Services	1,748
124,542		Avangrid, Inc	5,499
130,131		Avista Corp	5,525
200,268		Aygaz AS	888
2,337,706	*	Babcock & Brown Wind Partners	1,311
684,400		BCPG PCL	290
4,360,191		Beijing Enterprises Water Group Ltd	3,384
2,736,000	*	Beijing Gas Blue Sky Holding	182
15,474,100		Benpres Holdings Corp	2,213
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
94,402		BKW S.A.	$5,549
105,614	e	Black Hills Corp	7,126
43,130		Boralex, Inc	730
41,122	*	Cadiz, Inc	555
95,787		California Water Service Group	3,525
976,761	*	Calpine Corp	13,216
264,821		Canadian Utilities Ltd	8,509
446,000	e	Canvest Environment Protection Group Co Ltd	234
315,402	e	Capital Power Corp	5,915
59,632		Capital Stage AG.	421
1,126,987		Centerpoint Energy, Inc	30,857
190,100	*	Centrais Eletricas Brasileiras S.A.	714
515,979		Centrais Eletricas Brasileiras S.A. (Preference)	2,556
8,700,870		Centrica plc	22,685
95,161		CESC Ltd	1,278
160,137		CEZ AS	2,787
4,708,000	e	CGN New Energy Holdings Co Ltd	645
11,118,000	g	CGN Power Co Ltd	3,103
61,568		Chesapeake Utilities Corp	4,615
1,690,000	*	China Datang Corp Renewable Power Co Ltd	186
255,400	e	China Everbright Water Ltd	89
1,768,308		China Gas Holdings Ltd	3,570
3,232,627		China Longyuan Power Group Corp	2,351
3,648,000	e	China Oil and Gas Group Ltd	248
3,517,796		China Power International Development Ltd	1,248
208,500		China Power New Energy Development Co Ltd	133
911,580		China Resources Gas Group Ltd	3,109
6,654,983		China Resources Power Holdings Co	13,064
456,000		China Water Affairs Group Ltd	274
920,000	*	China Water Industry Group Ltd	199
722,136		Chubu Electric Power Co, Inc	9,603
209,652		Chugoku Electric Power Co, Inc	2,315
19,300		Cia de Gas de Sao Paulo-COMGAS	269
781,200		Cia de Saneamento Basico do Estado de Sao Paulo	7,466
44,080		Cia de Saneamento de Minas Gerais-COPASA	532
2,109,800		Cia de Saneamento do Parana	6,942
732,733		Cia Energetica de Minas Gerais	1,787
133,000		Cia Energetica de Sao Paulo (Class B)	621
9,404		Cia Energetica do Ceara	131
223,760		Cia Paranaense de Energia	1,657
988,344		CK Infrastructure Holdings Ltd	8,302
1,459,700		CK Power PCL	142
2,630,644		CLP Holdings Ltd	27,817
304,887		CMS Energy Corp	14,101
2,618,738		Colbun S.A.	563
21,706		Connecticut Water Service, Inc	1,205
265,922		Consolidated Edison, Inc	21,492
30,770		Consolidated Water Co, Inc	382
960,127		Contact Energy Ltd	3,666
206,446		CPFL Energia S.A.	1,652
1,506,000	e	CT Environmental Group Ltd	262
15,299		Delta Natural Gas Co, Inc	466
149,958	*,m	Dishman Carbogen Amcis India Ltd	699
1,535,006		Dominion Resources, Inc	117,627
394,608	g	DONG Energy A.S.	17,811
405,891		Drax Group plc	1,724
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
995,100		DTE Energy Co	$105,272
1,498,562		Duke Energy Corp	125,265
602,392	*	Dynegy, Inc	4,982
1,631,904	*	E.CL SA	2,982
1,812,324		E.ON AG.	17,108
865,335		Edison International	67,661
292,478		EDP - Energias do Brasil S.A.	1,253
135,357		El Paso Electric Co	6,998
340,100		Electric Power Development Co	8,424
1,619,419		Electricite de France	17,546
24,300		Electricity Generating PCL	153
73,300		Eletropaulo Metropolitana de Sao Paulo S.A.	280
23,414		Elia System Operator S.A.	1,325
73,419		Emera, Inc	2,729
3,436,249		Empresa Nacional de Electricidad S.A.	2,589
955,173	e	Endesa S.A.	22,034
921,614	*	Enea S.A.	3,321
8,546,140		Enel S.p.A.	45,837
898,566		Energa S.A.	2,539
3,988,213		Energias de Portugal S.A.	13,046
1		Energix-Renewable Energies Ltd	0	^
547,366	*,e	Energy World Corp Ltd	160
57,492,832		Enersis Chile S.A.	6,305
29,747,129		Enersis S.A.	5,642
161,641		Engie Brasil Energia S.A.	1,655
751,228		ENN Energy Holdings Ltd	4,532
196,750		Entergy Corp	15,104
216,200		Equatorial Energia S.A.	3,536
21,500	e	eRex Co Ltd	187
41,403		ERG S.p.A.	582
105,448	e	ERM Power Ltd	97
297,081		Eversource Energy	18,036
29,776		EVN AG.	445
3,881,393		Exelon Corp	140,002
44,000	m	Federal Grid Co Unified Energy System JSC (GDR)	64
1,064,200		First Gen Corp	399
666,500		First Philippine Holdings Corp	925
714,566		FirstEnergy Corp	20,837
311,597		Fortis, Inc	10,952
434,924		Fortum Oyj	6,826
1,002,358		GAIL India Ltd	5,601
595,500		Gas Malaysia BHD	416
416,570		Gas Natural SDG S.A.	9,751
2,448,474		Gaz de France	36,957
10,354,000	*,e	GCL New Energy Holdings Ltd	511
1,001,687		Genesis Energy Ltd	1,784
44,757		Genie Energy Ltd	341
428,100		Global Power Synergy Co Ltd (Foreign)	457
20,940	e	Global Water Resources, Inc	207
1,928,571		Glow Energy PCL (Foreign)	4,469
208,651		Great Plains Energy, Inc	6,109
1,767,066		Guangdong Investments Ltd	2,435
58,568		Gujarat Gas Co Ltd	673
102,793		Gujarat State Petronet Ltd	281
132,162		Hawaiian Electric Industries, Inc	4,279
497,893		Hera S.p.A.	1,522
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
5,207,052	e,g	HK Electric Investments & HK Electric Investments Ltd	$4,787
205,700		Hokkaido Electric Power Co, Inc	1,570
126,900		Hokuriku Electric Power Co	1,146
87,700	*	HOLDING CO ADMIE IPTO S.A.	224
6,997,277		Hong Kong & China Gas Ltd	13,160
1,420,819		Hong Kong Electric Holdings Ltd	12,542
327,030	*	Huadian Energy Co Ltd	160
6,218,000		Huadian Fuxin Energy Corp Ltd	1,489
13,001,756		Huaneng Power International, Inc	9,029
4,444,000		Huaneng Renewables Corp Ltd	1,371
476,800		Hub Power Co Ltd	534
268,339	g	Hydro One Ltd	4,807
1,554,300	e	Hyflux Ltd	621
7,589,518		Iberdrola S.A.	60,142
147,876		Idacorp, Inc	12,621
71,572	*	Indiabulls Infrastructure and Power Ltd	5
1,719,143	e	Infraestructura Energetica ,NV SAB de C.V.	9,165
1,735,026		Infratil Ltd	3,782
87,092	e	Innergex Renewable Energy, Inc	958
354,199		Innogy SE	13,940
1,027,900	m	Inter Far East Energy Corp	94
681,249		Interconexion Electrica S.A.	2,982
1,110,468		Inversiones Aguas Metropolitanas S.A.	1,881
2,170,638		Iride S.p.A.	5,028
12,188	e	iShares NASDAQ Biotechnology ETF	3,779
330,968		Italgas S.p.A	1,672
283,069	e	Just Energy Income Fund	1,484
8,400		K&O Energy Group, Inc	133
451,000	g	Kangda International Environmental Co Ltd	91
1,502,815		Kansai Electric Power Co, Inc	20,723
22,843	*	Kenon Holdings Ltd	308
4,075,000	*	Kong Sun Holdings Ltd	194
16,295		Korea District Heating Corp	1,113
236,441		Korea Electric Power Corp	8,431
27,371		Korea Gas Corp	1,273
514,177		Kyushu Electric Power Co, Inc	6,249
56,600		Light S.A.	383
18,564		Mahanagar Gas Ltd	284
1,624,000		Manila Water Co, Inc	999
468,794		MDU Resources Group, Inc	12,282
895,914	*	Meridian Energy Ltd	1,910
75,718		MGE Energy, Inc	4,872
57,045		Middlesex Water Co	2,259
603,748		Mighty River Power Ltd	1,469
180,164		Mosenergo PJSC (ADR)	369
109,378	e	National Fuel Gas Co	6,108
5,959,342		National Grid plc	73,839
169,540		New Jersey Resources Corp	6,731
2,123,225		NextEra Energy, Inc	297,528
597,541		NiSource, Inc	15,154
154,121	e	Northland Power Income Fund	2,745
68,025		Northwest Natural Gas Co	4,071
112,113		NorthWestern Corp	6,841
977,141		NRG Energy, Inc	16,826
452,359		NRG Yield, Inc (Class A)	7,717
124,493		NRG Yield, Inc (Class C)	2,191
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
2,761,519		NTPC Ltd	$6,787
561,443		OGE Energy Corp	19,533
285,780		Okinawa Electric Power Co, Inc	6,537
145,903		ONE Gas, Inc	10,185
145,720		Ormat Technologies, Inc	8,551
0		Ormat Technologies, Inc (Foreign)	0	^
1,993,188		Osaka Gas Co Ltd	8,162
114,438		Otter Tail Corp	4,532
268,721	*,e	Pampa Energia S.A. (ADR)	15,814
464,919		Pattern Energy Group, Inc	11,084
573,932		Pennon Group plc	6,168
446,491		Petronas Gas BHD	1,928
3,006,165		PG&E Corp	199,519
282,298	n	Pinnacle West Capital Corp	24,040
213,640		PNM Resources, Inc	8,172
27,189,594		PNOC Energy Development Corp	3,258
821,092		Polska Grupa Energetyczna S.A.	2,683
177,403		Portland General Electric Co	8,106
5,909		Poweo	358
1,480,409		PPL Corp	57,233
11,341,532		PT Perusahaan Gas Negara Persero Tbk	1,913
2,109,446		PTC India Ltd	3,149
87,700	*	Public Power Corp	220
567,654		Public Service Enterprise Group, Inc	24,415
33,324	*	Pure Cycle Corp	258
27,071		Qatar Electricity & Water Co	1,404
500,000		Ratchaburi Electricity Generating Holding PCL (ADR)	765
414,623		Red Electrica Corp S.A.	8,674
198,175	e	Redes Energeticas Nacionais S.A.	621
192,715		Reliance Energy Ltd	1,482
344,726	*	Reliance Power Ltd	227
13,274	*,e	RGC Resources, Inc	376
85,068		Rubis	9,649
2,478,890		RusHydro PJSC (ADR)	3,177
692,292	*	RWE AG.	13,829
32,900		Saeta Yield S.A.	372
6,899		Samchully Co Ltd	745
151,713		SCANA Corp	10,166
44,405	g	Scatec Solar ASA	252
1,061,275		Scottish & Southern Energy plc	20,081
18,637		Sechilienne-Sidec	429
1,504,183		Sempra Energy	169,597
313,276		Severn Trent plc	8,906
141,300	*	Shanghai Lingyun Industries Development Co Ltd	132
413,000	e	Shikoku Electric Power Co, Inc	4,875
32,300		Shizuoka Gas Co Ltd	215
9,367,480	e	SIIC Environment Holdings Ltd	3,538
839,254	*,m	Sintex Plastics Technology Ltd	1,109
35,979		SJW Corp	1,769
128,000	*,m	Sound Global Ltd	0	^
205,787		South Jersey Industries, Inc	7,032
1,429,893		Southern Co	68,463
241,422		Southwest Gas Corp	17,638
79,094	e	Spark Energy, Inc	1,487
1,413,556		Spark Infrastructure Group	2,844
78,200		SPCG PCL	48
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
113,525		Spire, Inc	$7,918
763,159		Suez Environnement S.A.	14,131
327,806	e	Superior Plus Corp	2,887
298,450		Taiwan Cogeneration Corp	231
345,600		Taliworks Corp BHD	119
1,911,162		Tata Power Co Ltd	2,380
1,968,799		Tauron Polska Energia S.A.	1,902
142,942		Telecom Plus plc	2,151
4,400,241		Tenaga Nasional BHD	14,497
33,141		Terna Energy S.A.	151
1,179,697		Terna Rete Elettrica Nazionale S.p.A.	6,372
178,610		TerraForm Global, Inc	902
162,034		TerraForm Power, Inc	1,944
718,300		Thai Tap Water Supply PCL	224
248,000		Tianjin Development Hldgs Ltd	138
511,876		Toho Gas Co Ltd	3,729
621,694		Tohoku Electric Power Co, Inc	8,616
2,061,819	*	Tokyo Electric Power Co, Inc	8,512
2,721,813		Tokyo Gas Co Ltd	14,177
198,880		Torrent Power Ltd	546
598,103	e	Towngas China Co Ltd	391
283,697		TransAlta Corp	1,814
211,089		TransAlta Renewables, Inc	2,549
341,900		Transmissora Alianca de Energia Eletrica S.A.	2,275
223,385		UGI Corp	10,814
214,939		Uniper SE	4,039
2,290,000	*,e	United Photovoltaics Group Ltd	305
562,571		United Utilities Group plc	6,359
27,001		Unitil Corp	1,304
30,769		VA Tech Wabag Ltd	328
62,784	e	Valener, Inc	1,081
25,000		Vanguard FTSE Developed Markets ETF	1,033
134,844		Vectren Corp	7,880
637,977		Veolia Environnement	13,497
629,163	e	Vistra Energy Corp	10,564
59,592	*,e	Vivint Solar, Inc	349
237,587		WEC Energy Group, Inc	14,583
202,474		Westar Energy, Inc	10,735
101,324		WGL Holdings, Inc	8,453
1,969,921		Xcel Energy, Inc	90,380
25,400		York Water Co	885
3,448,185		YTL Corp BHD	1,173
7,988,950		YTL Power International BHD	2,699
203,000	e	Yunnan Water Investment Co Ltd	89
581,108	*	Zorlu Enerji Elektrik Uretim AS	225
		TOTAL UTILITIES	3,319,583
		TOTAL COMMON STOCKS	118,645,020
		(Cost $102,451,562)

PURCHASED OPTIONS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
2,500		E*TRADE Financial Corp	0	^
2,000		S&P 500 Index	181
		TOTAL DIVERSIFIED FINANCIALS	181
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
FOOD, BEVERAGE & TOBACCO - 0.0%
2,000		Pinnacle Foods, Inc	$2
		TOTAL FOOD, BEVERAGE & TOBACCO	2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,000		Alexion Pharmaceuticals, Inc	22
1,000		Alnylam Pharmaceuticals, Inc	26
1,500		BioMarin Pharmaceutical, Inc	8
1,500		Illumina, Inc	19
500		Seattle Genetics, Inc	1
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	76

RETAILING - 0.0%
3,000		Home Depot, Inc	15
		TOTAL RETAILING	15

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
2,000		Intel Corp	0	^
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	0	^

SOFTWARE & SERVICES - 0.0%
800,000		Microsoft Corp	896
700,000		Microsoft Corp	686
2,500		Microsoft Corp	2
		TOTAL SOFTWARE & SERVICES	1,584

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
5,000		Cisco Systems, Inc	1
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1
		TOTAL PURCHASED OPTIONS	1,859
		(Cost $2,319)

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
7,055,971	*	ITAUSA Investimentos Itau PR	19,211
		TOTAL BANKS	19,211

CAPITAL GOODS - 0.0%
4,779		Villeroy & Boch AG	106
		TOTAL CAPITAL GOODS	106

DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	2,362
		TOTAL DIVERSIFIED FINANCIALS	2,362

ENERGY - 0.0%
33,002,560	*,m	Cairn India Ltd	391
		TOTAL ENERGY	391

MATERIALS - 0.0%
292,716	*,m	UPL Ltd	60
		TOTAL MATERIALS	60

REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	17
		TOTAL REAL ESTATE	17
		TOTAL PREFERRED STOCKS	22,147
		(Cost $24,148)
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
RIGHTS / WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
356,682		Tata Motors Ltd (DVR)	$1,450
		TOTAL AUTOMOBILES & COMPONENTS	1,450

CAPITAL GOODS - 0.0%
304,956	e,m	Abengoa S.A. (B Shares)	0
168,228	e,m	Talgo S.A.	14
		TOTAL CAPITAL GOODS	14

CONSUMER DURABLES & APPAREL - 0.0%
319,579		ACS Actividades de Construccion y Servicios S.A.	255
424,810		Sacyr S.A.	34
		TOTAL CONSUMER DURABLES & APPAREL	289

DIVERSIFIED FINANCIALS - 0.0%
11,467	m	Emergent Capital, Inc	0
1,000,000		Group Lease PCL (NVDR)	629
341,500		Morgan Stanley BV	6,320
		TOTAL DIVERSIFIED FINANCIALS	6,949

ENERGY - 0.0%
244,517		Ezion Holdings Ltd	6
223,371		Repsol S.A.	102
		TOTAL ENERGY	108

FOOD & STAPLES RETAILING - 0.0%
135,947	m	Safeway Casa Ley	0
135,947	m	Safeway PDC LLC	0
		TOTAL FOOD & STAPLES RETAILING	0

FOOD, BEVERAGE & TOBACCO - 0.0%
122,260		Thaifoods Group PCL	5
		TOTAL FOOD, BEVERAGE & TOBACCO	5

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
190,191		Community Health Systems, Inc	4
305,892	m	Vibhavadi Medical Center PCL	0
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4

MEDIA - 0.0%
81,400		RS PCL	10
		TOTAL MEDIA	10

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
234	m	Amicogen, Inc	2
153	e	Asterias Biotherapeutics, Inc	0	^
2,121	e	BioTime, Inc	1
55,620	m	Forest Laboratories, Inc CVR	53
17,790	m	Omthera Pharmaceuticals, Inc	11
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	67

REAL ESTATE - 0.0%
4,106		Airport City Ltd	14
4,761,352	m	BGP Holdings plc	0
106,212		Cheuk Nang Holdings Ltd	14
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)
48,136	m	NewRiver REIT plc	$9
		TOTAL REAL ESTATE	37

SOFTWARE & SERVICES - 0.0%
141,205	m	Gerber Scientific, Inc	0
197,730		Link Administration Holdings Ltd	174
		TOTAL SOFTWARE & SERVICES	174

TELECOMMUNICATION SERVICES - 0.0%
106,663	m	Sejong Telecom, Inc	17
		TOTAL TELECOMMUNICATION SERVICES	17

TRANSPORTATION - 0.0%
2		Thoresen Thai Agencies PCL	0	^
		TOTAL TRANSPORTATION	0	^

		TOTAL RIGHTS / WARRANTS	9,124
		(Cost $8,494)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 2.6%
GOVERNMENT AGENCY DEBT - 0.1%
$100,000,000		Federal Home Loan Bank (FHLB)	0.827%	07/10/17	99,981
57,700,000		FHLB	0.871	07/14/17	57,682
		TOTAL GOVERNMENT AGENCY DEBT			157,663

TREASURY DEBT - 0.4%
12,400,000		United States Treasury Bill	0.767	07/13/17	12,397
29,000,000		United States Treasury Bill	0.756	07/20/17	28,989
54,700,000		United States Treasury Bill	0.788	07/27/17	54,670
50,000,000		United States Treasury Bill	0.857	08/03/17	49,963
41,600,000		United States Treasury Bill	0.892	08/10/17	41,562
77,500,000		United States Treasury Bill	0.938	09/14/17	77,351
205,500,000		United States Treasury Bill	0.941-0.989	09/21/17	205,060
38,700,000		United States Treasury Bill	0.999	09/28/17	38,606
		TOTAL TREASURY DEBT			508,598

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%
CERTIFICATE OF DEPOSIT - 0.4%
120,000,000		Bank of Montreal	1.000	07/03/17	120,000
120,000,000		Bank of Nova Scotia	1.060	07/03/17	120,000
120,000,000		CIBC Bank and Trust Company	1.050	07/03/17	120,000
120,000,000		National Australia Bank LTD	1.050	07/03/17	120,000
		TOTAL CERTIFICATE OF DEPOSIT			480,000

REPURCHASE AGREEMENT - 1.6%
89,000,000	p	Barclays	1.080	07/03/17	89,000
90,000,000	q	Calyon	1.060	07/03/17	90,000
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,000,000	r	Citigroup	1.080%	07/03/17	$7,000
130,000,000	s	Citigroup	1.060	07/07/17	130,000
150,000,000	t	Citigroup	1.070	07/07/17	150,000
70,000,000	u	HSBC	1.040	07/03/17	70,000
180,000,000	v	HSBC	1.060	07/03/17	180,000
50,000,000	w	JP Morgan	1.020	07/03/17	50,000
100,000,000	x	JP Morgan	1.110	07/03/17	100,000
9,706,000	y	Merrill Lynch	1.080	07/03/17	9,706
230,000,000	z	Nomura	1.130	07/03/17	230,000
111,000,000	aa	Royal Bank of Scotland	1.080	07/03/17	111,000
310,000,000	ab	Royal Bank of Scotland	1.050	07/06/17	310,000
360,000,000	ac	Royal Bank of Scotland	1.060	07/07/17	360,000
		TOTAL REPURCHASE AGREEMENT			1,886,706

VARIABLE RATE SECURITIES - 0.1%
71,392,471	i	SLM Student Loan Trust	1.196	01/25/19	71,232
		TOTAL VARIABLE RATE SECURITIES			71,232

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			2,437,938

		TOTAL SHORT-TERM INVESTMENTS			3,104,199
		(Cost $3,104,329)
		TOTAL INVESTMENTS - 101.9%			121,782,974
		(Cost $105,591,620)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(2,246,406)
		NET ASSETS - 100.0%			$119,536,568

Abbreviation(s):
ADR American Depositary Receipt
CVR Contingent Value Right
DVR Differential Voting Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
NVDR Non Voting Depository Receipt
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depositary Receipts
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,307,764,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/17, the aggregate value of these securities was $590,172,000 or 0.5% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
p	Agreement with Barclays, 1.08% dated 6/30/17 to be repurchased at $89,000,000 on 7/03/17, collateralized by U.S. Government Agency Securities valued at $90,780,000.
q	Agreement with Calyon, 1.06% dated 6/30/17 to be repurchased at $90,000,000 on 7/03/17, collateralized by U.S. Government Agency Securities valued at $91,800,000.
r	Agreement with Citigroup, 1.08% dated 6/30/17 to be repurchased at $7,000,000 on 7/03/17 collateralized by U.S. Government Agency Securities valued at $7,140,000.
s	Agreement with Citigroup, 1.06% dated 6/30/17 to be repurchased at $130,000,000 on 7/07/17 collateralized by U.S. Government Agency Securities valued at $132,600,000.
t	Agreement with Citigroup, 1.07% dated 6/30/17 to be repurchased at $150,000,000 on 7/07/17 collateralized by U.S. Government Agency Securities valued at $153,000,000.
u	Agreement with HSBC, 1.04% dated 6/30/17 to be repurchased at $70,000,000 on 7/03/17 collateralized by U.S. Government Agency Securities at $71,403,000.
v	Agreement with HSBC, 1.06% dated 6/30/17 to be repurchased at $180,000,000 on 7/03/17 collateralized by U.S. Government Agency Securities at $183,604,000.
w	Agreement with JP Morgan, 1.02% dated 6/30/17 to be repurchased at $50,000,000 on 7/03/17 collateralized by U.S. Government Agency Securities at $51,002,000.
x	Agreement with JP Morgan, 1.11% dated 6/30/17 to be repurchased at $100,000,000 on 7/03/17 collateralized by U.S. Government Agency Securities at $102,002,000.
y	Agreement with Merrill Lynch, 1.08% dated 6/30/17 to be repurchased at $9,706,000 on 7/03/17 collateralized by U.S. Government Agency Securities at $9,900,000.
z	Agreement with Nomura, 1.13% dated 6/30/17 to be repurchase at $230,000,000 on 7/03/17 collateralized by U.S. Government Agency Securities at $234,600,000.
aa	Agreement with Royal Bank of Scotland, 1.08% dated 6/30/17 to be repurchased at $111,000,000 on 7/03/17, collateralized by U.S. Government Agency Securities valued at $113,223,000.
ab	Agreement with Royal Bank of Scotland, 1.05% dated 6/29/17 to be repurchased at $310,000,000 on 7/06/17, collateralized by U.S. Government Agency Securities valued at $316,203,000.
ac	Agreement with Royal Bank of Scotland, 1.06% dated 6/30/17 to be repurchased at $360,000,000 on 7/07/17, collateralized by U.S. Government Agency Securities valued at $367,204,000.

Cost amounts are in thousands.
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

June 30, 2017

Country	Value (000)	% of total portfolio
DOMESTIC

UNITED STATES	$85,467,046	70.2%
TOTAL DOMESTIC	85,467,046	70.2
FOREIGN

ARGENTINA	28,850	0.0
AUSTRALIA	1,372,934	1.1
AUSTRIA	227,060	0.2
BELGIUM	169,484	0.2
BERMUDA	131,375	0.1
BRAZIL	579,749	0.5
CANADA	2,381,709	2.0
CAYMAN ISLANDS	5,194	0.0
CHILE	98,214	0.1
CHINA	2,407,611	2.0
COLOMBIA	44,690	0.0
CYPRUS	64	0.0
CZECH REPUBLIC	20,881	0.0
DENMARK	481,374	0.4
EGYPT	17,004	0.0
FAROE ISLANDS	4,528	0.0
FINLAND	278,972	0.2
FRANCE	3,012,430	2.5
GEORGIA	5,893	0.0
GERMANY	2,196,181	1.8
GHANA	1,882	0.0
GREECE	39,724	0.0
GUERNSEY, C.I.	314	0.0
HONG KONG	876,890	0.7
HUNGARY	27,845	0.0
INDIA	840,946	0.7
INDONESIA	202,287	0.2
IRELAND	352,903	0.3
ISLE OF MAN	5,975	0.0
ISRAEL	190,048	0.2
ITALY	795,242	0.7
JAPAN	5,903,355	4.8
JERSEY, C.I.	12,103	0.0
JORDAN	758	0.0
KOREA, REPUBLIC OF	1,368,339	1.1
LUXEMBOURG	111,584	0.1
MACAU	4,743	0.0
MALAYSIA	179,467	0.1
MALTA	8,354	0.0
MEXICO	297,029	0.2
MONACO	7,912	0.0
NETHERLANDS	1,249,198	1.0
NEW ZEALAND	96,992	0.1
NORWAY	198,869	0.2
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

Country	Value (000)	% of total portfolio
PAKISTAN	$5,411	0.0%
PANAMA	16,043	0.0
PERU	35,383	0.0
PHILIPPINES	125,343	0.1
POLAND	101,045	0.1
PORTUGAL	42,068	0.0
PUERTO RICO	30,608	0.0
QATAR	39,716	0.0
ROMANIA	3,001	0.0
RUSSIA	217,369	0.2
SINGAPORE	349,225	0.3
SOUTH AFRICA	533,024	0.5
SPAIN	683,702	0.6
SRI LANKA	5,758	0.0
SWEDEN	554,625	0.5
SWITZERLAND	1,782,687	1.5
TAIWAN	1,246,695	1.0
THAILAND	205,733	0.2
TURKEY	117,910	0.1
UNITED ARAB EMIRATES	60,212	0.0
UNITED KINGDOM	3,886,066	3.2
URUGUAY	22,944	0.0
ZAMBIA	14,404	0.0
TOTAL FOREIGN	36,315,928	29.8

TOTAL PORTFOLIO	$121,782,974	100.0%
178

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 98.3%

ARGENTINA - 0.0%
7,491		Mercadolibre, Inc	$1,879
80,085	*,e	Pampa Energia S.A. (ADR)	4,713
		TOTAL ARGENTINA	6,592

AUSTRALIA - 1.5%
150,348		AGL Energy Ltd	2,946
679,628	e	Alumina Ltd	1,001
374,045		Amcor Ltd	4,660
950,570	e	AMP Ltd	3,793
126,238	e	APA Group	890
21,947		Aristocrat Leisure Ltd	381
321,889	*,e,m	Arrium Ltd	3
74,053		AusNet Services	99
1,039,154		Australia & New Zealand Banking Group Ltd	22,936
65,427		Australian Stock Exchange Ltd	2,696
15,661		Bank of Queensland Ltd	138
19,321		Bendigo Bank Ltd	165
1,735,309		BHP Billiton Ltd	30,930
575,767	e	BHP Billiton Ltd (ADR)	20,492
856,572		BHP Billiton plc	13,123
149,267		BlueScope Steel Ltd	1,511
46,699		Boral Ltd	249
280,671		Brambles Ltd	2,099
10,674		Caltex Australia Ltd	259
76,336		Challenger Financial Services Group Ltd	783
37,181		CIMIC Group Ltd	1,109
127,830		Coca-Cola Amatil Ltd	907
6,523		Cochlear Ltd	779
508,949		Commonwealth Bank of Australia	32,377
103,620		Computershare Ltd	1,126
15,815		Crown Resorts Ltd	149
119,885		CSL Ltd	12,723
81,457		Dexus Property Group	593
43,787	e	Domino’s Pizza Enterprises Ltd	1,752
1,400,000		Downer EDI Ltd	6,896
71,877		DuluxGroup Ltd	383
2,107	e	Flight Centre Travel Group Ltd	62
821,486		Fortescue Metals Group Ltd	3,289
132,965		GPT Group (ASE)	489
20,608	e	Harvey Norman Holdings Ltd	61
70,255	e	Healthscope Ltd	119
166,853		Incitec Pivot Ltd	438
624,178		Insurance Australia Group Ltd	3,253
173,226		Lend Lease Corp Ltd	2,217
72,507		Macquarie Goodman Group	438

179

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
59,025		Macquarie Group Ltd	$4,014
109,272		Medibank Pvt Ltd	235
947,246		Mirvac Group	1,549
323,027		National Australia Bank Ltd	7,348
334,201		Newcrest Mining Ltd	5,187
52,548		Oil Search Ltd	275
82,144		Orica Ltd	1,305
421,727	*	Origin Energy Ltd	2,224
1,689,414		Orora Ltd	3,713
72,671		Oxiana Ltd	414
3,596		Perpetual Trustees Australia Ltd	154
98,006		Qantas Airways Ltd	431
442,721		QBE Insurance Group Ltd	4,018
78,687		QR National Ltd	324
9,714		Ramsay Health Care Ltd	550
2,141		REA Group Ltd	109
339,670	*	Santos Ltd	790
1,765,352		Scentre Group	5,489
11,796		Seek Ltd	153
43,666		Shopping Centres Australasia Property Group	74
53,490		Sonic Healthcare Ltd	996
862,058		South32 Ltd	1,775
856,658	e	Stockland Trust Group	2,881
421,139		Suncorp-Metway Ltd	4,797
121,585		Sydney Airport	662
32,089		Tabcorp Holdings Ltd	108
54,595		Tattersall’s Ltd	175
1,472,972		Telstra Corp Ltd	4,867
15,164	e	TPG Telecom Ltd	67
289,806		Transurban Group (ASE)	2,639
28,118		Treasury Wine Estates Ltd	284
226,009		Vicinity Centres	446
173,990	*	Virgin Australia Holdings Ltd	21
249,395		Wesfarmers Ltd	7,690
528,264		Westfield Corp	3,258
951,662		Westpac Banking Corp	22,282
157,828		Woodside Petroleum Ltd	3,620
250,729		Woolworths Ltd	4,922
14,169	*	WorleyParsons Ltd	122
		TOTAL AUSTRALIA	278,282

AUSTRIA - 0.3%
205,300		ams AG.	13,322
124,943		Andritz AG.	7,538
181,515		Erste Bank der Oesterreichischen Sparkassen AG.	6,953
10,324		OMV AG.	536
9,696	*	Raiffeisen International Bank Holding AG.	245
7,707		Voestalpine AG.	359
1,658,453		Wienerberger AG.	37,729
		TOTAL AUSTRIA	66,682

BELGIUM - 0.1%
13,180		Ageas	531

180

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
109,041		Anheuser-Busch InBev S.A.	$12,043
2,712		Befimmo SCA Sicafi	161
1,802		Cofinimmo	221
3,708		Colruyt S.A.	195
63,522	*	Fagron NV	782
5,514		Groupe Bruxelles Lambert S.A.	531
16,928		KBC Groep NV	1,283
10,474		Proximus plc	367
5,091		Solvay S.A.	683
3,327	*	Telenet Group Holding NV	210
8,299		UCB S.A.	571
6,334		Umicore	441
		TOTAL BELGIUM	18,019

BERMUDA - 0.0%
139,315		Marvell Technology Group Ltd	2,301
18,935		RenaissanceRe Holdings Ltd	2,633
133,871	*	Third Point Reinsurance Ltd	1,861
39,558		XL Group Ltd	1,733
		TOTAL BERMUDA	8,528

BRAZIL - 0.3%
1,136,366		Banco Itau Holding Financeira S.A.	12,606
484,600	*	Cia Brasileira de Distribuicao Grupo Pao de Acucar	9,530
345,000		Cosan SA Industria e Comercio	3,601
770,000		Cyrela Brazil Realty S.A.	2,547
504,000	*	Localiza Rent A Car	6,869
1,833,700	*	Petroleo Brasileiro S.A.	7,306
5,148,595		Via Varejo S.A.	16,909
		TOTAL BRAZIL	59,368

CANADA - 2.9%
9,252		Agnico-Eagle Mines Ltd	417
49,896	e	Agrium, Inc	4,522
547,405		Alimentation Couche Tard, Inc	26,239
6,780		AltaGas Income Trust	155
233,443	e	ARC Resources Ltd	3,053
68,540		Atco Ltd	2,680
365,937	*	Bank of Montreal	26,870
374,697	e	Bank of Nova Scotia	22,540
323,232		Barrick Gold Corp (Canada)	5,142
60,084		BCE, Inc	2,706
34,833	*	Blackberry Ltd (New)	348
11,222		Boardwalk REIT	412
745,324	*	Bombardier, Inc	1,356
146,396		Brookfield Asset Management, Inc	5,745
11,279		CAE, Inc	195
16,748	e	Cameco Corp (Toronto)	153
4,016		Canadian Apartment Properties REIT	104
120,187	*,e	Canadian Imperial Bank of Commerce/Canada	9,768
159,857		Canadian National Railway Co	12,971
778,443		Canadian Natural Resources Ltd (Canada)	22,462
48,613		Canadian Pacific Railway Ltd (Toronto)	7,822

181

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
2,431		Canadian Real Estate Investment Trust	$86
57,469		Canadian Tire Corp Ltd	6,539
13,523		Canadian Utilities Ltd	435
220,617		Cara Operations Ltd	4,008
5,397		CCL Industries	273
390,000	*	Celestica, Inc	5,299
1,897,233		Cenovus Energy, Inc (Toronto)	13,986
14,681	*	CGI Group, Inc	750
48,910	e	CI Financial Corp	1,042
7,914		Constellation Software, Inc	4,140
22,434	e	Crescent Point Energy Corp	172
130,000	*	Descartes Systems Group, Inc	3,163
363,844		Dollarama, Inc	34,766
55,424	e	Element Financial Corp	380
2,136		Emera, Inc	79
7,329		Empire Co Ltd	125
381,863		Enbridge, Inc	15,212
39,490		EnCana Corp	347
939		Fairfax Financial Holdings Ltd	407
6,976		Finning International, Inc	137
9,751		First Capital Realty, Inc	149
22,100		Fortis, Inc	777
56,826		Franco-Nevada Corp	4,100
57,954		George Weston Ltd	5,246
95,933		Gildan Activewear, Inc	2,948
35,231		Goldcorp, Inc	454
67,738		Great-West Lifeco, Inc	1,836
20,122		H&R Real Estate Investment Trust	342
14,753	*	Husky Energy, Inc	167
12,253	g	Hydro One Ltd	220
3,108	e	IGM Financial, Inc	96
28,544		Imperial Oil Ltd	832
13,495		Industrial Alliance Insurance and Financial Services, Inc	585
84,921		Intact Financial Corp	6,415
179,483		Inter Pipeline Ltd	3,516
46,001	*	International Petroleum Corp	137
22,431		Jean Coutu Group PJC, Inc	344
102,930	e	Keyera Corp	3,240
142,298	*	Kinaxis, Inc	8,860
356,066	*	Kinross Gold Corp	1,447
132,113		Linamar Corp	6,512
81,830		Loblaw Cos Ltd	4,552
99,288	*	Magna International, Inc	4,599
517,387		Manulife Financial Corp	9,699
1,974,100	*,e	MEG Energy Corp	5,800
26,445		Methanex Corp	1,167
348,623		Metro, Inc	11,474
118,764		National Bank of Canada	4,994
39,040		Onex Corp	3,125
81,694	e	Open Text Corp	2,578
18,148		Pembina Pipeline Income Fund	601
40,043	e	Peyto Exploration & Development Corp	726
118,380		Potash Corp of Saskatchewan	1,931

182

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
123,763		Power Corp Of Canada	$2,823
145,723	e	Power Financial Corp	3,739
8,922	e	PrairieSky Royalty Ltd	203
180,715	e	Restaurant Brands International, Inc	11,302
20,187		Restaurant Brands International, Inc (Toronto)	1,263
45,929		RioCan Real Estate Investment Trust	853
29,879		Rogers Communications, Inc (Class B)	1,411
457,323	*	Royal Bank of Canada	33,206
10,140		Saputo, Inc	323
167,771	*	Seven Generations Energy Ltd	2,873
17,243	e	Shaw Communications, Inc (B Shares)	376
115,281	*	Shopify, Inc	10,010
14,371		Smart Real Estate Investment Trust	356
6,408		SNC-Lavalin Group, Inc	277
394,335	*,g	Spin Master Corp	11,768
124,186		Sun Life Financial, Inc	4,440
1,622,248		Suncor Energy, Inc	47,399
22,633		Teck Cominco Ltd	392
99,498		TELUS Corp	3,435
190,000		TFI International, Inc	4,098
49,166		Thomson Corp (Toronto)	2,276
771,425		Toronto-Dominion Bank	38,875
242,841	*	Tourmaline Oil Corp	5,221
285,545	e	TransCanada Corp	13,612
123	*	Trisura Group Ltd	2
40,326	*	Turquoise Hill Resources Ltd	107
142,780		Veresen, Inc	2,019
4,453	e	Vermilion Energy, Inc	141
37,828		Waste Connections, Inc	2,437
58,757		West Fraser Timber Co Ltd	2,781
180,000		WestJet Airlines Ltd	3,213
196,449		Wheaton Precious Metals Corp	3,902
64,032		Yamana Gold, Inc	155
		TOTAL CANADA	561,763

CHILE - 0.0%
26,376	e	Antofagasta plc	275
		TOTAL CHILE	275

CHINA - 0.7%
342,294	*	Alibaba Group Holding Ltd (ADR)	48,229
15,471	*	Baidu, Inc (ADR)	2,767
9,579,000	*,e,m	China Animal Healthcare Ltd	12
1,238,000		China Aoyuan Property Group Ltd	373
7,346,800		China Everbright International Ltd	9,163
1,300,255	*	China New Town Development Co Ltd	60
3,192,334		China Overseas Land & Investment Ltd	9,343
4,321,823	e	China Resources Land Ltd	12,591
203,000		CNOOC Ltd	223
58,623	*,e	Ctrip.com International Ltd (ADR)	3,157
4,000,000	e	Great Wall Motor Co Ltd	4,936
84,259	*	JD.com, Inc (ADR)	3,305
2,397,612		Sino-Ocean Land Holdings Ltd	1,173

183

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
8,000,000		Sinopec Shanghai Petrochemical Co Ltd	$4,281
1,106,000		Sunny Optical Technology Group Co Ltd	9,904
907,300		Tencent Holdings Ltd	32,549
84,249		Yangzijiang Shipbuilding	73
		TOTAL CHINA	142,139

CZECH REPUBLIC - 0.0%
1,134,176	g	Moneta Money Bank AS.	3,797
		TOTAL CZECH REPUBLIC	3,797

DENMARK - 0.8%
261		AP Moller - Maersk AS (Class A)	498
434		AP Moller - Maersk AS (Class B)	874
7,162		Carlsberg AS (Class B)	765
6,484		Christian Hansen Holding	472
8,136		Coloplast AS	680
844,656		Danske Bank AS	32,496
85,000		Dfds A.S.	4,531
281,629	g	DONG Energy A.S.	12,712
262,652		DSV AS	16,133
5,894	*	Genmab AS	1,257
82,850		GN Store Nord	2,419
403,851		H Lundbeck AS	22,671
11,067		ISS A.S.	435
963,657		Novo Nordisk AS	41,406
15,468		Novozymes AS	677
7,469		Pandora AS	697
180,000		Sydbank AS	6,785
53,502		TDC AS	311
7,339		Tryg A.S.	160
14,788		Vestas Wind Systems AS	1,366
7,441	*	William Demant Holding A.S.	193
		TOTAL DENMARK	147,538

FINLAND - 0.5%
178,007		Amer Sports Oyj (A Shares)	4,452
9,436		Elisa Oyj (Series A)	366
30,538		Fortum Oyj	479
352,600		Huhtamaki Oyj	13,886
22,789		Kone Oyj (Class B)	1,160
7,566		Metso Oyj	263
9,053		Neste Oil Oyj	357
3,663,703		Nokia Oyj (Turquoise)	22,465
7,484		Nokian Renkaat Oyj	310
116,802		Orion Oyj (Class B)	7,462
1,053,400		Outokumpu Oyj	8,406
679,539		Sampo Oyj (A Shares)	34,864
36,542		Stora Enso Oyj (R Shares)	472
125,633		UPM-Kymmene Oyj	3,582
300,000		Valmet Corp	5,829
9,812		Wartsila Oyj (B Shares)	580
		TOTAL FINLAND	104,933

184

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
FRANCE - 3.8%
482,782		Accor S.A.	$22,647
2,010		Aeroports de Paris	324
26,105		Air Liquide	3,226
10,559	*,e	Alstom RGPT	369
95,999	g	Amundi S.A.	6,956
441,571		Arkema	47,156
6,346		Atos Origin S.A.	890
360,468		AXA S.A.	9,871
492,813		BNP Paribas	35,479
57,785		Bollore	263
14,432		Bouygues S.A.	608
18,098		Bureau Veritas S.A.	401
107,875		Cap Gemini S.A.	11,144
38,495	*	Carrefour S.A.	973
3,663		Casino Guichard Perrachon S.A.	217
3,665	e	Christian Dior S.A.	1,048
11,889		CNP Assurances	267
723,564		Compagnie de Saint-Gobain	38,642
1,670,635		Credit Agricole S.A.	26,911
159		Dassault Aviation S.A.	222
8,750		Dassault Systemes S.A.	785
14,010		Edenred	365
4,880		Eiffage S.A.	443
37,268	e	Electricite de France	404
27,195		Essilor International S.A.	3,460
2,969		Eurazeo	223
135,612		European Aeronautic Defence and Space Co	11,191
11,648		Eutelsat Communications	297
179,204	e	Faurecia	9,088
2,360		Fonciere Des Regions	219
979,829		France Telecom S.A.	15,594
538,383		Gaz de France	8,126
2,816		Gecina S.A.	442
584,163		Groupe Danone	43,846
30,457	e	Groupe Eurotunnel S.A.	325
1,419		Hermes International	701
6,262		Icade	525
1,718		Iliad S.A.	406
2,548		Imerys S.A.	222
3,856		Ingenico	350
2,535		Ipsen	347
189,880		JC Decaux S.A.	6,225
41,477		Kering	14,123
34,598		Klepierre	1,418
7,707		Lagardere S.C.A.	243
18,218		Legrand S.A.	1,273
202,861		L’Oreal S.A.	42,299
195,134		LVMH Moet Hennessy Louis Vuitton S.A.	48,794
98,203		Michelin (C.G.D.E.) (Class B)	13,070
62,066		Natixis	417
14,383	e	Pernod-Ricard S.A.	1,926
1,079,774		Peugeot S.A.	21,520

185

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
13,594		Publicis Groupe S.A.	$1,013
31,580		Remy Cointreau S.A.	3,681
255,245		Renault S.A.	23,093
371,704	e	Rexel S.A.	6,074
20,963		Safran S.A.	1,922
294,486		Sanofi-Aventis	28,218
653,195		Schneider Electric S.A.	50,198
141,566		SCOR SE	5,624
1,567		SEB S.A.	281
1,951		Societe BIC S.A.	232
396,624		Societe Generale	21,388
6,202		Sodexho Alliance S.A.	802
322,234		Suez Environnement S.A.	5,967
274,952	*	Teleperformance	35,255
7,098		Thales S.A.	764
953,247		Total S.A.	47,326
17,750		Unibail-Rodamco	4,473
388,538		Valeo S.A.	26,140
193,999		Veolia Environnement	4,104
103,757		Vinci S.A.	8,851
69,233		Vivendi Universal S.A.	1,542
2,032		Wendel	301
13,035		Zodiac S.A.	354
		TOTAL FRANCE	733,884

GERMANY - 2.8%
88,635		Adidas-Salomon AG.	16,996
110,775		Allianz AG.	21,861
280,710		Alstria Office REIT-AG.	3,796
2,969	e	Axel Springer AG.	179
300,226		BASF SE	27,864
437,076		Bayer AG.	56,649
23,094		Bayerische Motoren Werke AG.	2,148
2,738		Bayerische Motoren Werke AG. (Preference)	226
225,552		Beiersdorf AG.	23,724
775,000		Borussia Dortmund GmbH & Co KGaA	5,400
10,490		Brenntag AG.	608
2,720,066	*	Commerzbank AG.	32,480
7,452		Continental AG.	1,612
87,145	g	Covestro AG.	6,317
64,749		Daimler AG. (Registered)	4,696
35,902		Deutsche Annington Immobilien SE	1,428
1,065,260	e	Deutsche Bank AG.	18,951
338,638		Deutsche Bank AG. (Registered)	6,021
12,925		Deutsche Boerse AG.	1,365
14,861		Deutsche Lufthansa AG.	339
66,547		Deutsche Post AG.	2,498
1,492,850		Deutsche Telekom AG.	26,908
57,561		Deutsche Wohnen AG.	2,206
65,000		Duerr AG.	7,736
147,869		E.ON AG.	1,396
11,394		Evonik Industries AG.	365
2,870		Fraport AG. Frankfurt Airport Services Worldwide	254

186

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
121,181		Fresenius Medical Care AG.	$11,693
54,984		Fresenius SE	4,720
4,826		Fuchs Petrolub AG. (Preference)	263
12,016		GEA Group AG.	493
74,133		Hannover Rueckversicherung AG.	8,904
9,904		HeidelbergCement AG.	960
6,964		Henkel KGaA	844
11,979		Henkel KGaA (Preference)	1,652
36,384	*	Hochtief AG.	6,679
4,337		Hugo Boss AG.	304
391,034		Infineon Technologies AG.	8,306
9,121		Innogy SE	359
12,346	e	K&S AG.	317
6,284		Lanxess AG.	477
460,008		Linde AG.	87,564
2,237		MAN AG.	240
61,100		Merck KGaA	7,393
12,204	*	Metro AG.	412
10,831		Muenchener Rueckver AG.	2,192
5,987		Osram Licht AG.	478
177,246	*	Paion AG.	646
9,990		Porsche AG.	562
390,413		ProSiebenSat. Media AG.	16,378
35,107	*	RWE AG.	701
144,090		SAP AG.	15,082
11,871		Schaeffler AG.	170
344,824	g	Scout24 AG.	12,684
389,037		Siemens AG.	53,514
65,000	*,e	SLM Solutions Group AG.	2,864
8,400		Symrise AG.	596
49,782		Telefonica Deutschland Holding AG.	249
289,722		ThyssenKrupp AG.	8,257
29,971		TUI AG. (DI)	437
8,338		United Internet AG.	459
6,215		Volkswagen AG.	965
8,348		Volkswagen AG. (Preference)	1,275
7,521	*,g	Zalando SE	344
		TOTAL GERMANY	533,456

HONG KONG - 0.8%
6,136,658		AIA Group Ltd	44,898
9,718		ASM Pacific Technology	131
146,671		Bank of East Asia Ltd	630
722,353		BOC Hong Kong Holdings Ltd	3,457
85,000		Cathay Pacific Airways Ltd	132
650,543		Cheung Kong Property Holdings Ltd	5,091
625,000		Chow Sang Sang Holding	1,459
651,543		CK Hutchison Holdings Ltd	8,177
53,953		CK Infrastructure Holdings Ltd	453
525,454		CLP Holdings Ltd	5,556
85,463		First Pacific Co	63
95,803		Galaxy Entertainment Group Ltd	581
1,063,434	*	Global Brands Group Holding Ltd	112

187

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
553,000	*	Glorious Property Holdings Ltd	$60
35,000		Hang Lung Group Ltd	145
848,576		Hang Lung Properties Ltd	2,121
377,172		Hang Seng Bank Ltd	7,891
527,282		Henderson Land Development Co Ltd	2,940
112,500	e,g	HK Electric Investments & HK Electric Investments Ltd	103
140,660		HKT Trust and HKT Ltd	184
2,871,299		Hong Kong & China Gas Ltd	5,400
318,988		Hong Kong Electric Holdings Ltd	2,816
147,132		Hong Kong Exchanges and Clearing Ltd	3,801
222,500		Hongkong Land Holdings Ltd	1,637
7,000		Hopewell Highway Infrastructure Ltd	4
226,347		Hutchison Port Holdings Trust	97
74,760		Hysan Development Co Ltd	357
8,500		Jardine Matheson Holdings Ltd	546
8,800		Jardine Strategic Holdings Ltd	367
48,000		Kerry Logistics Network Ltd	71
603,174		Kerry Properties Ltd	2,048
1,305,027		Li & Fung Ltd	475
164,526		Link REIT	1,252
1,046,408		Melco Crown Entertainment Ltd (ADR)	23,492
387,112		MTR Corp	2,178
1,828,438		New World Development Co Ltd	2,318
37,800	*,e	Noble Group Ltd	13
51,638		NWS Holdings Ltd	102
171,262		PCCW Ltd	97
753,133	e	Sands China Ltd	3,447
43,992		Shangri-La Asia Ltd	75
158,000	*	Shun TAK Holdings Ltd	73
127,882		Sino Land Co	210
80,611		SJM Holdings Ltd	85
512,386		Sun Hung Kai Properties Ltd	7,527
116,628		Swire Pacific Ltd (Class A)	1,138
2,056,600	e	Swire Properties Ltd	6,779
52,902		Techtronic Industries Co	243
306,500	g	WH Group Ltd	309
444,053		Wharf Holdings Ltd	3,674
32,334		Wheelock & Co Ltd	244
4,000,000		Xinyi Glass Holdings Co Ltd	3,959
28,912		Yue Yuen Industrial Holdings	120
		TOTAL HONG KONG	159,138

HUNGARY - 0.1%
70,000		MOL Hungarian Oil and Gas plc	5,498
213,000		Richter Gedeon Rt	5,569
		TOTAL HUNGARY	11,067

INDIA - 0.3%
387,000		Asian Paints Ltd	6,596
160,000		Axis Bank Ltd	1,280
536,200		Bharat Petroleum Corp Ltd	5,302
167,000		Container Corp Of India Ltd	2,959
322,531	*	DEN Networks Ltd	388

188

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
415,000		HDFC Bank Ltd	$10,601
1,050,000		Hindustan Petroleum Corp Ltd	8,289
324,292		ICICI Bank Ltd (ADR)	2,909
880,387		Indiabulls Housing Finance Ltd	14,643
340,382	*	IVRCL Infrastructures & Projects Ltd	24
1,825,000	*	Jain Irrigation Systems Ltd	2,896
90,834	*	Prestige Estates Projects Ltd	355
1,288,028	*	Puravankara Projects Ltd	1,250
111,069	*	Reliance Industries Ltd	2,370
130,351		Shriram Transport Finance Co Ltd	2,014
16,471,341	*	Unitech Ltd	1,513
65,000		Yes Bank Ltd	1,471
		TOTAL INDIA	64,860

INDONESIA - 0.0%
1,325,600		PT Matahari Department Store Tbk	1,410
		TOTAL INDONESIA	1,410

IRELAND - 0.9%
226,067	*	AerCap Holdings NV	10,496
4,578,060	e	Allied Irish Banks plc	25,883
11,465,431	*	Bank of Ireland	3,012
1,371,833		CRH plc	48,622
2,902,262		Green REIT plc	4,717
8,074,391		Hibernia REIT plc	12,681
147,992	*,m	Irish Bank Resolution Corp Ltd	0
18,080		James Hardie Industries NV	285
245,893		Kerry Group plc (Class A)	21,156
416,476		Keywords Studios plc	4,049
5,230		Paddy Power plc	558
4,593	*	Ryanair Holdings plc	94
220,274	*	Ryanair Holdings plc (ADR)	23,704
577,088		Smurfit Kappa Group plc	17,964
		TOTAL IRELAND	173,221

ISRAEL - 0.0%
2,832		Azrieli Group	157
154,907		Bank Hapoalim Ltd	1,045
198,647		Bank Leumi Le-Israel	965
136,399		Bezeq Israeli Telecommunication Corp Ltd	226
8,701	*	Check Point Software Technologies	949
1,591		Elbit Systems Ltd	196
2,568		Frutarom Industries Ltd	179
34,857		Israel Chemicals Ltd	165
23,391		Mizrahi Tefahot Bank Ltd	425
4,130		Nice Systems Ltd	326
81,498		Teva Pharmaceutical Industries Ltd (ADR)	2,707
		TOTAL ISRAEL	7,340

ITALY - 0.9%
4,000,000		A2A S.p.A.	6,651
83,211		Assicurazioni Generali S.p.A.	1,373
30,145		Autostrade S.p.A.	848

189

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
12,707,953		Banca Intesa S.p.A.	$40,422
63,969		Banca Intesa S.p.A. RSP	190
200,000		Beni Stabili S.p.A.	144
144,000		Brunello Cucinelli S.p.A	3,784
879,796		Davide Campari-Milano S.p.A	6,220
1,022,838		Enel S.p.A.	5,486
428,582		ENI S.p.A.	6,441
8,234		Ferrari NV	708
27,209		Finmeccanica S.p.A.	453
70,681	e	Fondiaria-Sai S.p.A	155
11,335		Luxottica Group S.p.A.	660
2,065,670		Mediobanca S.p.A.	20,436
691,637		Moncler S.p.A	16,225
1,351,730	g	OVS S.p.A	9,624
33,389	g	Poste Italiane S.p.A	229
5,988,800		Prada S.p.A	22,267
14,009		Prysmian S.p.A.	413
6,970		Recordati S.p.A.	283
37,456	*,e	Saipem S.p.A	139
157,683		Snam Rete Gas S.p.A.	688
420,639		Telecom Italia RSP	311
778,029	*	Telecom Italia S.p.A.	720
92,342		Terna Rete Elettrica Nazionale S.p.A.	499
1,079,920	*	UniCredit S.p.A	20,228
304,209	*,e	Yoox S.p.A	8,429
		TOTAL ITALY	174,026

JAPAN - 7.8%
1,200		ABC-Mart, Inc	71
1,284,400	*	Acom Co Ltd	5,879
370		Activia Properties Inc	1,581
8		Advance Residence Investment Corp	20
25,846		Aeon Co Ltd	393
22,852		AEON Financial Service Co Ltd	485
12,697		Aeon Mall Co Ltd	251
867	e	AEON REIT Investment Corp	955
6,500		Air Water, Inc	120
332,690		Aisin Seiki Co Ltd	17,102
103,175		Ajinomoto Co, Inc	2,231
25,905		Alfresa Holdings Corp	501
283,524		All Nippon Airways Co Ltd	987
616,729		Alps Electric Co Ltd	17,915
14,344		Amada Co Ltd	166
49,848		Aozora Bank Ltd	190
83,331		Asahi Breweries Ltd	3,138
43,401		Asahi Glass Co Ltd	1,833
311,134		Asahi Kasei Corp	3,357
168,200		Ashikaga Holdings Co Ltd	628
6,700		Asics Corp	124
88,405		Astellas Pharma, Inc	1,084
193,105		Bank of Kyoto Ltd	1,830
2,953		Benesse Holdings Inc	112
175		BLife Investment Corp	415

190

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
138,504		Bridgestone Corp	$5,988
10,185		Brother Industries Ltd	236
16,200		Calbee, Inc	637
214,097		Canon, Inc	7,283
7,233		Casio Computer Co Ltd	111
34,144		Central Japan Railway Co	5,576
580,562		Chiba Bank Ltd	4,225
198,466		Chubu Electric Power Co, Inc	2,639
80,558		Chugai Pharmaceutical Co Ltd	3,018
36,500		Chugoku Bank Ltd	548
62,066		Chugoku Electric Power Co, Inc	685
5,100		Coca-Cola West Japan Co Ltd	148
252,000		Concordia Financial Group Ltd	1,277
240,000		Cosmo Energy Holdings Co Ltd	3,787
5,568		Credit Saison Co Ltd	109
10,000		CyberAgent, Inc	311
140,300	*,e	CYBERDYNE, Inc	1,870
21,076		Dai Nippon Printing Co Ltd	235
12,246		Daicel Chemical Industries Ltd	153
1,327,000		Dai-ichi Mutual Life Insurance Co	24,087
46,594		Daiichi Sankyo Co Ltd	1,100
126,955		Daikin Industries Ltd	13,025
15,017		Daito Trust Construction Co Ltd	2,340
23,456		Daiwa House Industry Co Ltd	803
681,480		Daiwa Securities Group, Inc	4,058
22,400		Dena Co Ltd	503
96,887		Denso Corp	4,112
44,155		Dentsu, Inc	2,118
1,200		Disco Corp	192
5,033		Don Quijote Co Ltd	191
164,868		East Japan Railway Co	15,794
10,828		Eisai Co Ltd	599
28,093		Electric Power Development Co	696
3,444		FamilyMart Co Ltd	197
42,043		Fanuc Ltd	8,137
11,319		Fast Retailing Co Ltd	3,785
1,173,822		Fuji Electric Holdings Co Ltd	6,209
117,480		Fuji Heavy Industries Ltd	3,983
348,793		Fujifilm Holdings Corp	12,577
1,404,991		Fujitsu Ltd	10,392
165,733		Fukuoka Financial Group, Inc	791
1,018		GLP J-Reit	1,096
100,000		GMO internet, Inc	1,302
132,600	e	GMO Payment Gateway, Inc	7,349
88,173		Hachijuni Bank Ltd	562
9,100		Hakuhodo DY Holdings, Inc	121
5,900		Hamamatsu Photonics KK	182
70,100		Hankyu Hanshin Holdings, Inc	2,525
832		Hikari Tsushin, Inc	88
70,382		Hino Motors Ltd	786
1,332		Hirose Electric Co Ltd	191
111,000		Hiroshima Bank Ltd	494
8,075		Hisamitsu Pharmaceutical Co, Inc	387

191

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
685,950		Hitachi Capital Corp	$16,540
21,370		Hitachi Chemical Co Ltd	641
4,533		Hitachi Construction Machinery Co Ltd	114
125,200		Hitachi High-Technologies Corp	4,876
6,797,842		Hitachi Ltd	41,913
7,900		Hitachi Metals Ltd	110
30,000		Hokuriku Electric Power Co	271
333,996		Honda Motor Co Ltd	9,151
11,212		Hoshizaki Electric Co Ltd	1,017
84,153		Hoya Corp	4,381
65		Hulic Reit, Inc	101
3,800		Idemitsu Kosan Co Ltd	108
6,029		Iida Group Holdings Co Ltd	101
574,800	e	Infomart Corp	4,374
38,310		Inpex Holdings, Inc	370
300		Invesco Office J-Reit, Inc	280
70,481		Isetan Mitsukoshi Holdings Ltd	709
6,473,748	*	Ishikawajima-Harima Heavy Industries Co Ltd	22,123
852,200	e	Istyle, Inc	6,753
22,800		Isuzu Motors Ltd	283
281,070		Itochu Corp	4,185
16,800		Itochu Techno-Science Corp	589
103,000		Itoham Yonekyu Holdings, Inc	935
264,700		J Front Retailing Co Ltd	4,079
25,915		Japan Airlines Co Ltd	803
2,003		Japan Airport Terminal Co Ltd	77
16,146		Japan Post Bank Co Ltd	207
18,340		Japan Post Holdings Co Ltd	228
88		Japan Prime Realty Investment Corp	305
88		Japan Real Estate Investment Corp	437
1,793		Japan Rental Housing Investments, Inc	1,323
674		Japan Retail Fund Investment Corp	1,244
371,140		Japan Tobacco, Inc	13,045
40,604		JFE Holdings, Inc	707
39,778		JGC Corp	648
8,086		JSR Corp	140
349,103		JTEKT Corp	5,137
2,247,088		JX Holdings, Inc	9,832
370,000		kabu.com Securities Co Ltd	1,248
207,372		Kajima Corp	1,753
6,134		Kakaku.com, Inc	88
53,372		Kamigumi Co Ltd	561
11,129		Kaneka Corp	85
291,874		Kansai Electric Power Co, Inc	4,025
8,114		Kansai Paint Co Ltd	187
294,085		Kao Corp	17,486
461,510		Kawasaki Heavy Industries Ltd	1,374
375,100		KDDI Corp	9,920
21,000		Keihan Electric Railway Co Ltd	134
97,622		Keihin Electric Express Railway Co Ltd	1,177
164,123		Keio Corp	1,376
5,813		Keisei Electric Railway Co Ltd	156
1,488		Kenedix Realty Investment Corp	7,934

192

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
281		Kenedix Retail REIT Corp	$593
246,000		Kenedix, Inc	1,164
19,400		Keyence Corp	8,540
6,195		Kikkoman Corp	198
160,914		Kintetsu Corp	621
317,049		Kirin Brewery Co Ltd	6,467
62,808	*	Kobe Steel Ltd	648
4,700		Koito Manufacturing Co Ltd	243
138,036		Komatsu Ltd	3,543
3,586		Konami Corp	200
520,220		Konica Minolta Holdings, Inc	4,340
1,328		Kose Corp	146
1,141,607		Kubota Corp	19,296
14,674		Kuraray Co Ltd	267
4,177		Kurita Water Industries Ltd	114
13,400		Kyocera Corp	779
230,789		Kyowa Hakko Kogyo Co Ltd	4,292
109,635		Kyushu Electric Power Co, Inc	1,332
74,500		Kyushu Financial Group, Inc	472
6,700		Kyushu Railway Co	217
2,080		Lawson, Inc	146
1,800	*,e	LINE Corp	62
9,300		Lion Corp	193
10,864		LIXIL Group Corp	272
53,040		M3, Inc	1,463
14,005		Mabuchi Motor Co Ltd	700
290,000		Maeda Corp	3,200
54,072		Makita Corp	2,002
801,272		Marubeni Corp	5,191
8,509		Marui Co Ltd	126
12,396		Maruichi Steel Tube Ltd	361
1,222,100		Matsui Securities Co Ltd	9,992
260,155		Matsushita Electric Industrial Co Ltd	3,545
208,815		Mazda Motor Corp	2,934
2,700		McDonald’s Holdings Co Japan Ltd	104
6,859		Mediceo Paltac Holdings Co Ltd	127
281,400		Megachips Corp	6,957
29,400		MEIJI Holdings Co Ltd	2,384
130		MID Reit, Inc	389
70,900		Minebea Co Ltd	1,147
19,941		Miraca Holdings, Inc	898
141,300		MISUMI Group, Inc	3,239
300,119		Mitsubishi Chemical Holdings Corp	2,500
321,811		Mitsubishi Corp	6,765
429,214		Mitsubishi Electric Corp	6,208
254,758		Mitsubishi Estate Co Ltd	4,762
46,080		Mitsubishi Gas Chemical Co, Inc	979
1,988,150		Mitsubishi Heavy Industries Ltd	8,186
164,553		Mitsubishi Materials Corp	4,994
137,900		Mitsubishi Motors Corp	912
4,282,496		Mitsubishi UFJ Financial Group, Inc	28,886
19,500		Mitsubishi UFJ Lease & Finance Co Ltd	107
405,920		Mitsui & Co Ltd	5,811

193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
198,140		Mitsui Chemicals, Inc	$1,055
302,129		Mitsui Fudosan Co Ltd	7,239
48,499		Mitsui OSK Lines Ltd	143
104,809		Mitsui Sumitomo Insurance Group Holdings, Inc	3,535
71,575		Mitsui Trust Holdings, Inc	2,571
1,600		Mixi Inc	89
4,898,556		Mizuho Financial Group, Inc	8,981
516,800	e	MonotaRO Co Ltd	16,702
101		Mori Hills REIT Investment Corp	124
72		Mori Trust Sogo Reit, Inc	116
137,635		Murata Manufacturing Co Ltd	21,012
4,739		Nabtesco Corp	138
188,000		Nagoya Railroad Co Ltd	877
8,106		Namco Bandai Holdings, Inc	277
628,615		NEC Corp	1,671
7,900		Nexon Co Ltd	157
183,131		NGK Insulators Ltd	3,671
7,093		NGK Spark Plug Co Ltd	152
47,917		Nidec Corp	4,923
14,581		Nikon Corp	234
151,597		Nintendo Co Ltd	50,753
181	e	Nippon Building Fund, Inc	924
3,463		Nippon Electric Glass Co Ltd	126
35,441		Nippon Express Co Ltd	222
6,944		Nippon Meat Packers, Inc	211
6,926	e	Nippon Paint Co Ltd	263
878		Nippon ProLogis REIT, Inc	1,869
61,501		Nippon Steel Corp	1,394
686,800		Nippon Telegraph & Telephone Corp	32,420
2,439,673	*	Nippon Yusen Kabushiki Kaisha	4,561
5,100		Nissan Chemical Industries Ltd	169
1,189,062		Nissan Motor Co Ltd	11,873
8,631		Nisshin Seifun Group, Inc	142
2,445		Nissin Food Products Co Ltd	153
3,300		Nitori Co Ltd	442
241,637		Nitto Denko Corp	19,955
198,253		NKSJ Holdings, Inc	7,695
204,155		NOK Corp	4,334
3,517,180		Nomura Holdings, Inc	21,210
5,074		Nomura Real Estate Holdings, Inc	100
422		Nomura Real Estate Master Fund, Inc	577
28,900		Nomura Research Institute Ltd	1,142
87,535		NSK Ltd	1,102
240,000		NTN Corp	1,117
277,500		NTT Data Corp	3,096
1,103,148		NTT DoCoMo, Inc	26,090
136,796		Obayashi Corp	1,612
2,800		Obic Co Ltd	172
60,149		Odakyu Electric Railway Co Ltd	1,216
184,999		OJI Paper Co Ltd	958
174,342		Olympus Corp	6,388
160,013		Omron Corp	6,965
17,168		Ono Pharmaceutical Co Ltd	374

194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,503		Oracle Corp Japan	$98
64,600		Oriental Land Co Ltd	4,378
2,325,825		ORIX Corp	36,189
187		Orix JREIT, Inc	276
1,279,106		Osaka Gas Co Ltd	5,238
111,100		Osaka Securities Exchange Co Ltd	2,020
5,600		Otsuka Corp	348
129,220		Otsuka Holdings KK	5,517
222,100		Paltac Corp	7,485
9,900		Park24 Co Ltd	252
52,000	*	Pola Orbis Holdings, Inc	1,376
35		Premier Investment Co	34
283,400		Rakuten, Inc	3,344
120,039		Recruit Holdings Co Ltd	2,066
683,272		Resona Holdings, Inc	3,774
28,782		Ricoh Co Ltd	255
1,412		Rinnai Corp	132
147,624		Rohm Co Ltd	11,382
1,044		Ryohin Keikaku Co Ltd	261
1,880		Sankyo Co Ltd	64
111,700		Santen Pharmaceutical Co Ltd	1,517
56,000		Sapporo Holdings Ltd	1,544
7,191		SBI Holdings, Inc	98
46,834		Secom Co Ltd	3,563
6,252		Sega Sammy Holdings, Inc	84
7,800		Seibu Holdings, Inc	145
12,000		Seiko Epson Corp	268
400,000		Seino Holdings Corp	5,333
100,351		Sekisui Chemical Co Ltd	1,801
1,260,120		Sekisui House Ltd	22,271
151,800		Seria Co Ltd	7,334
224,412		Seven & I Holdings Co Ltd	9,260
23,100		Seven Bank Ltd	83
59,000	*,e	Sharp Corp	219
10,647		Shimadzu Corp	203
5,527		Shimamura Co Ltd	678
3,092		Shimano, Inc	491
1,609,962		Shimizu Corp	17,107
177,300		Shin-Etsu Chemical Co Ltd	16,137
2,029,778		Shinsei Bank Ltd	3,556
84,537		Shionogi & Co Ltd	4,714
15,293		Shiseido Co Ltd	545
121,301		Shizuoka Bank Ltd	1,100
85,828		Shoei Co Ltd	879
7,922		Showa Shell Sekiyu KK	74
12,391		SMC Corp	3,788
262,500		SMS Co Ltd	7,979
349,554		Softbank Corp	28,415
3,000		Sohgo Security Services Co Ltd	135
2,400,000		Sojitz Holdings Corp	5,908
2,774,360		Sony Corp	105,824
134,428		Sony Financial Holdings, Inc	2,299
215,915		Stanley Electric Co Ltd	6,543

195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,030		Star Asia Investment Corp	$985
8,000		Start Today Co Ltd	197
725,883		Sumitomo Chemical Co Ltd	4,195
191,463		Sumitomo Corp	2,497
6,663	e	Sumitomo Dainippon Pharma Co Ltd	91
162,924		Sumitomo Electric Industries Ltd	2,520
1,647,625		Sumitomo Heavy Industries Ltd	10,933
19,631		Sumitomo Metal Mining Co Ltd	262
900,590		Sumitomo Mitsui Financial Group, Inc	35,163
115,421		Sumitomo Realty & Development Co Ltd	3,574
7,463	e	Sumitomo Rubber Industries, Inc	126
2,600		Sundrug Co Ltd	97
5,800		Suntory Beverage & Food Ltd	270
87,076		Suruga Bank Ltd	2,118
3,207		Suzuken Co Ltd	107
44,134		Suzuki Motor Corp	2,102
225,988		Sysmex Corp	13,526
152,331		T&D Holdings, Inc	2,329
249,000		Taiheiyo Cement Corp	911
221,368		Taisei Corp	2,025
4,456		Taisho Pharmaceutical Holdings Co Ltd	340
108,885		Taiyo Nippon Sanso Corp	1,228
12,117		Takashimaya Co Ltd	116
421,748		Takeda Pharmaceutical Co Ltd	21,412
47,081		Tanabe Seiyaku Co Ltd	1,089
5,156		TDK Corp	341
77,922		Teijin Ltd	1,504
29,041		Terumo Corp	1,146
51,394		THK Co Ltd	1,465
244,878		Tobu Railway Co Ltd	1,338
4,675		Toho Co Ltd	144
14,000		Toho Gas Co Ltd	102
99,315		Tohoku Electric Power Co, Inc	1,376
278,264		Tokio Marine Holdings, Inc	11,579
205,600	*	Tokyo Base Co Ltd	8,293
425,168	*	Tokyo Electric Power Co, Inc	1,755
6,516		Tokyo Electron Ltd	881
963,924		Tokyo Gas Co Ltd	5,021
39,600		Tokyo Tatemono Co Ltd	521
380,852		Tokyu Corp	2,910
18,100		Tokyu Fudosan Holdings Corp	107
77		Tokyu REIT, Inc	93
76,000		Topcon Corp	1,313
21,734		Toppan Printing Co Ltd	239
315,664		Toray Industries, Inc	2,648
163,554	*,e	Toshiba Corp	396
924,000		Tosoh Corp	9,523
6,142		Toto Ltd	235
6,739		Toyo Seikan Kaisha Ltd	114
3,699		Toyo Suisan Kaisha Ltd	142
2,797		Toyoda Gosei Co Ltd	67
106,693		Toyota Industries Corp	5,643
1,428,017		Toyota Motor Corp	75,062

196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
9,094		Toyota Tsusho Corp	$273
4,828		Trend Micro, Inc	250
200,000		TS Tech Co Ltd	5,845
5,100		Tsumura & Co	207
1,400		Tsuruha Holdings, Inc	149
31,312		Uni-Charm Corp	788
286		United Urban Investment Corp	408
9,130		USS Co Ltd	182
106,343	*,e	Wash House Co Ltd	3,870
26,407		West Japan Railway Co	1,868
305,238		Yahoo! Japan Corp	1,327
3,704		Yakult Honsha Co Ltd	252
25,431	e	Yamada Denki Co Ltd	126
42,406		Yamaguchi Financial Group, Inc	514
7,008		Yamaha Corp	243
11,691		Yamaha Motor Co Ltd	303
14,155		Yamato Transport Co Ltd	288
5,653		Yamazaki Baking Co Ltd	113
10,324		Yaskawa Electric Corp	220
9,310		Yokogawa Electric Corp	150
4,600		Yokohama Rubber Co Ltd	93
		TOTAL JAPAN	1,492,947

JERSEY, C.I. - 0.0%
6,179		Randgold Resources Ltd	548
		TOTAL JERSEY, C.I.	548

JORDAN - 0.0%
10,048	e	Hikma Pharmaceuticals plc	192
		TOTAL JORDAN	192

KOREA, REPUBLIC OF - 0.2%
29,000		Hanssem Co Ltd	4,664
97,100		Hynix Semiconductor, Inc	5,717
137,153	*	ING Life Insurance Korea Ltd	4,076
86,045	*	Osstem Implant Co Ltd	3,942
10,762		Samsung Electronics Co Ltd	22,415
20,000		Samsung Fire & Marine Insurance Co Ltd	4,923
		TOTAL KOREA, REPUBLIC OF	45,737

LUXEMBOURG - 0.3%
90,000		APERAM	4,179
1,368,355	*	ArcelorMittal	31,038
412,784	*	ArcelorMittal (ADR)	9,383
2,436,775		B&M European Value Retail S.A.	10,758
737		Eurofins Scientific	416
4,407	e	Millicom International Cellular S.A.	261
48,509		RTL Group	3,665
24,296		SES Global S.A.	569
32,555		Tenaris S.A.	508
		TOTAL LUXEMBOURG	60,777

197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
MACAU - 0.0%
32,992	e	MGM China Holdings Ltd	$74
62,183		Wynn Macau Ltd	145
		TOTAL MACAU	219

MALAYSIA - 0.1%
8,333,325		Karex BHD	3,300
1,266,980		Public Bank BHD	5,997
45,306	*	YNH Property BHD	16
		TOTAL MALAYSIA	9,313

MEXICO - 0.0%
2,149,200	*	Becle SAB de C.V.	3,663
13,925		Fresnillo plc	270
227,257		Infraestructura Energetica ,NV SAB de C.V.	1,211
		TOTAL MEXICO	5,144

NETHERLANDS - 2.5%
1,776,504	g	ABN AMRO Group NV (ADR)	47,063
117,061		Aegon NV	599
62,087		Akzo Nobel NV	5,400
26,103	*	Altice NV (Class A)	601
5,770	*	Altice NV (Class B)	133
617,578		ASML Holding NV	80,503
6,072		Boskalis Westminster	197
12,100		DSM NV	880
3,000		Eurocommercial Properties NV	120
829,285	g	Euronext NV	43,069
117,181		EXOR NV	6,359
5,626		Gemalto NV	337
6,653		Heineken Holding NV	610
79,359		Heineken NV	7,716
10,106,877		ING Groep NV	174,472
817,233		Koninklijke Ahold Delhaize NV	15,599
438,793		Koninklijke Philips Electronics NV	15,620
5,004		Koninklijke Vopak NV	232
20,034		NN Group NV	711
23,257	*	NXP Semiconductors NV	2,546
8,081		Randstad Holdings NV	471
1,070,403		Royal Dutch Shell plc (A Shares)	28,439
1,726,618		Royal Dutch Shell plc (B Shares)	46,354
828,874		Royal KPN NV	2,653
3,000		Wereldhave NV	147
190,396		Wolters Kluwer NV	8,052
		TOTAL NETHERLANDS	488,883

NEW ZEALAND - 0.1%
4,000,000		Air New Zealand Ltd	9,558
39,469		Auckland International Airport Ltd	206
23,643		Contact Energy Ltd	90
27,708		Fletcher Building Ltd	162
79,114		Kiwi Property Group Ltd	82
50,913	*	Meridian Energy Ltd	109

198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
28,421		Mighty River Power Ltd	$69
15,929		Ryman Healthcare Ltd	97
67,966		Telecom Corp of New Zealand Ltd	188
		TOTAL NEW ZEALAND	10,561

NORWAY - 0.4%
910,200		Aker BP ASA	13,478
926,663		DNB NOR Holding ASA	15,776
12,044		Gjensidige Forsikring BA	206
93,510		Norsk Hydro ASA	517
56,381		Orkla ASA	573
25,084		PAN Fish ASA	429
5,366		Schibsted ASA	130
6,069		Schibsted ASA (B Shares)	134
1,988,983		Statoil ASA	32,982
50,699		Telenor ASA	841
281,200		TGS Nopec Geophysical Co ASA	5,769
12,148		Yara International ASA	457
		TOTAL NORWAY	71,292

PERU - 0.0%
83,223		Southern Copper Corp (NY)	2,882
		TOTAL PERU	2,882

PHILIPPINES - 0.2%
61,305,915		Megaworld Corp	5,220
5,300,354		Metropolitan Bank & Trust	9,183
8,245,950		Robinsons Retail Holdings, Inc	14,203
		TOTAL PHILIPPINES	28,606

POLAND - 0.0%
150,000		KGHM Polska Miedz S.A.	4,474
		TOTAL POLAND	4,474

PORTUGAL - 0.1%
160,730		Energias de Portugal S.A.	526
32,877		Galp Energia SGPS S.A.	498
662,694		Jeronimo Martins SGPS S.A.	12,938
		TOTAL PORTUGAL	13,962

RUSSIA - 0.0%
419,800		Sberbank of Russian Federation (ADR)	4,350
		TOTAL RUSSIA	4,350

SINGAPORE - 0.4%
174,345		Ascendas REIT	330
179,597	e	CapitaCommercial Trust	216
776,206		CapitaLand Ltd	1,972
519,317		CapitaMall Trust	745
155,200		City Developments Ltd	1,209
83,148		ComfortDelgro Corp Ltd	139
1,604,272		DBS Group Holdings Ltd	24,146

199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
249,492		Genting Singapore plc	$197
107,895		Global Logistic Properties	224
286,765		Golden Agri-Resources Ltd	78
3,766		Jardine Cycle & Carriage Ltd	121
339,468		Keppel Corp Ltd	1,550
54,756		Keppel Infrastructure Trust	23
79,650		K-REIT Asia	66
1,458,648		Oversea-Chinese Banking Corp	11,426
39,948		SembCorp Industries Ltd	89
286,485	e	SembCorp Marine Ltd	342
122,284		Singapore Airlines Ltd	899
26,900		Singapore Airport Terminal Services Ltd	100
463,543		Singapore Exchange Ltd	2,470
434,025	e	Singapore Press Holdings Ltd	1,018
396,807		Singapore Technologies Engineering Ltd	1,060
2,797,291		Singapore Telecommunications Ltd	7,900
26,330	e	StarHub Ltd	52
151,800		Suntec Real Estate Investment Trust	206
604,962		United Overseas Bank Ltd	10,157
66,972		UOL Group Ltd	372
300,000		Venture Corp Ltd	2,626
68,262		Wilmar International Ltd	166
		TOTAL SINGAPORE	69,899

SOUTH AFRICA - 0.2%
42,349		Investec plc	316
330,000	*	Kumba Iron Ore Ltd	4,312
24,137	e	Mediclinic International plc	233
564,228		Mondi plc	14,795
32,300		Naspers Ltd (N Shares)	6,361
1,014,797		Steinhoff International Holdings NV (GR)	5,182
		TOTAL SOUTH AFRICA	31,199

SPAIN - 0.9%
46,588		Abertis Infraestructuras S.A. (Continuous)	864
15,710		ACS Actividades Construccion y Servicios S.A.	607
4,466	g	Aena S.A.	872
479,091	e	Amadeus IT Holding S.A.	28,638
711,582		Banco Bilbao Vizcaya Argentaria S.A.	5,927
352,700		Banco de Sabadell S.A.	718
2,826,208		Banco Santander S.A.	18,766
67,351		Bankia S.A.	326
46,106	e	Bankinter S.A.	425
3,923,226		CaixaBank S.A.	18,754
1,572,766		Corp Mapfre S.A.	5,505
943,330	e	Distribuidora Internacional de Alimentacion S.A.	5,887
15,156	e	Enagas	425
715,715	e	Endesa S.A.	16,511
32,886		Ferrovial S.A.	731
16,015	e	Gamesa Corp Tecnologica S.A.	343
23,594	e	Gas Natural SDG S.A.	552
65,170		Grifols S.A.	1,817
2,267,003		Iberdrola S.A.	17,965

200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
494,971		Industria De Diseno Textil S.A.	$19,009
108,528	*,e,m	Let’s GOWEX S.A.	1
29,463	e	Red Electrica Corp S.A.	616
268,454		Repsol YPF S.A.	4,116
235,400	e	Tecnicas Reunidas S.A.	9,122
1,028,605		Telefonica S.A.	10,648
338		Zardoya Otis S.A.	3
		TOTAL SPAIN	169,148

SWEDEN - 0.6%
20,117		Alfa Laval AB	412
307,409		Assa Abloy AB	6,776
45,621		Atlas Copco AB (A Shares)	1,754
125,910		Atlas Copco AB (B Shares)	4,352
24,322	e	Autoliv, Inc	2,671
392,311		Boliden AB	10,724
10,000		Castellum AB	147
16,330		Electrolux AB (Series B)	535
205,053		Ericsson (LM) (B Shares)	1,474
40,648	*	Essity AB	1,112
13,081		Fabege AB	252
22,000	*	Fastighets AB Balder	533
12,317		Getinge AB (B Shares)	241
63,880	e	Hennes & Mauritz AB (B Shares)	1,593
302,418	e	Hexagon AB (B Shares)	14,368
27,654		Husqvarna AB (B Shares)	275
5,568	e	ICA Gruppen AB	207
11,987		Industrivarden AB	288
413,283	*,e	Intrum Justitia AB	14,035
302,217		Investment AB Kinnevik (B Shares)	9,265
30,577		Investor AB (B Shares)	1,475
200,000		JM AB	7,086
17,991		Kungsleden AB	110
2,687		Lundbergs AB (B Shares)	212
150,179	*	Lundin Petroleum AB	2,895
204,296		Nordea Bank AB	2,602
75,956		Sandvik AB	1,196
11,712	*	SAS AB	26
21,266		Securitas AB (B Shares)	359
343,981		Skandinaviska Enskilda Banken AB (Class A)	4,164
23,134		Skanska AB (B Shares)	549
25,636		SKF AB (B Shares)	521
102,089		Svenska Handelsbanken AB	1,462
219,167		Swedbank AB (A Shares)	5,349
12,276		Swedish Match AB	432
24,491		Tele2 AB (B Shares)	257
176,012		TeliaSonera AB	811
364,233		Volvo AB (B Shares)	6,211
		TOTAL SWEDEN	106,731

SWITZERLAND - 2.6%
609,545		ABB Ltd	15,130
366,841		Adecco S.A.	27,947

201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
55,421		Baloise Holding AG.	$8,585
155		Barry Callebaut AG.	213
310,125		Cie Financiere Richemont S.A.	25,662
12,605		Coca-Cola HBC AG.	371
439,758		Credit Suisse Group	6,399
2,401	*	Dufry Group	394
569		EMS-Chemie Holding AG.	420
36,000		Flughafen Zuerich AG.	8,842
2,526		Geberit AG.	1,180
8,000		Georg Fischer AG.	7,760
622		Givaudan S.A.	1,246
7,954,181		Glencore Xstrata plc	29,806
30,728		Holcim Ltd	1,766
8,415	*	Idorsia Ltd	159
15,077		Julius Baer Group Ltd	797
3,553		Kuehne & Nagel International AG.	594
69		Lindt & Spruengli AG.	400
7		Lindt & Spruengli AG. (Registered)	488
382,828		Lonza Group AG.	82,927
977,017		Nestle S.A.	85,213
1,097,122		Novartis AG.	91,639
2,453		Pargesa Holding S.A.	187
1,168		Partners Group	725
3,558	e	Phonak Holding AG.	579
3,500		PSP Swiss Property AG.	327
157,428		Roche Holding AG.	40,225
2,817		Schindler Holding AG.	597
1,454		Schindler Holding AG. (Registered)	302
373		SGS S.A.	904
142		Sika AG.	912
42,506	e	STMicroelectronics NV	611
643		Straumann Holding AG.	366
2,328		Swatch Group AG.	861
2,461		Swatch Group AG. (Registered)	180
2,196		Swiss Life Holding	743
7,391		Swiss Prime Site AG.	672
146,752		Swiss Re Ltd	13,449
1,743		Swisscom AG.	842
480,348		UBS AG.	8,169
6,739		Vifor Pharma AG.	744
362,112		Wolseley plc	22,226
35,369		Zurich Financial Services AG.	10,322
		TOTAL SWITZERLAND	501,881

TAIWAN - 0.4%
31,220,348	*	Advanced Semiconductor Engineering, Inc	40,017
1,200,000		Basso Industry Corp	3,353
1,900,000	*	Hon Hai Precision Industry Co, Ltd	7,304
2,238,478	*	Hota Industrial Manufacturing Co Ltd	11,040
60,000		Largan Precision Co Ltd	9,553
90,000	e	Silicon Motion Technology Corp (ADR)	4,341
		TOTAL TAIWAN	75,608
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
THAILAND - 0.1%
3,000,000		Delta Electronics Thai PCL	$7,645
3,028,000		Tisco Financial Group PCL (ADR)	6,772
		TOTAL THAILAND	14,417

UNITED KINGDOM - 5.2%
65,262		3i Group plc	767
59,563		Aberdeen Asset Management plc	235
12,925		Admiral Group plc	337
89,538	*	Anglo American plc (London)	1,196
1,748,470		Ashtead Group plc	36,180
174,400	*	ASOS plc	13,054
185,324		Associated British Foods plc	7,092
242,590		AstraZeneca plc	16,250
1,159,222	g	Auto Trader Group plc	5,740
1,364,492		Aviva plc	9,360
17,878		Babcock International Group	205
214,101		BAE Systems plc	1,767
8,393,764		Barclays plc	22,200
68,420		Barratt Developments plc	503
1,028,700		Beazley plc	6,543
384,231	*	Belmond Ltd.	5,110
8,684		Berkeley Group Holdings plc	365
100,000		Big Yellow Group plc	1,032
3,086,000	*,e	boohoo.com plc	9,316
5,525,803		BP plc	31,896
1,331,148		British American Tobacco plc	90,708
259,629		British Land Co plc	2,050
959,319		Britvic plc	8,647
569,168		BT Group plc	2,189
22,598		Bunzl plc	674
28,872		Burberry Group plc	625
44,014		Capita Group plc	397
20,000	e	Capital & Counties Properties	76
367,059		Centrica plc	957
686,400		Cineworld Group plc	6,273
5,070,539		CNH Industrial NV	57,504
158,719	*	Cobham plc	268
14,592		Coca-Cola European Partners plc	591
106,088	*	Compass Group plc	2,239
78,562	*	ConvaTec Group plc	327
9,025		Croda International plc	457
154,865	*,e	CYBG plc	557
5,995		DCC plc	546
31,127		Derwent London plc	1,076
325,744		Diageo plc	9,626
90,996		Direct Line Insurance Group plc	421
10,554		easyJet plc	187
2,972,700		Electrocomponents plc	22,360
63,576		Experian Group Ltd	1,305
1,114,140		Fevertree Drinks plc	24,784
70,581	*	Fiat DaimlerChrysler Automobiles NV	746
114,513		GKN plc	486

203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
2,871,095		GlaxoSmithKline plc	$61,118
135,850		Great Portland Estates plc	1,058
104,145		Group 4 Securicor plc	443
159,118		Hammerson plc	1,191
17,627		Hargreaves Lansdown plc	299
4,042,775		Hays plc	8,741
1,651,474		HSBC Holdings plc	15,329
18,555		IMI plc	289
64,451		Imperial Tobacco Group plc	2,896
800,000		Inchcape plc	7,864
29,954		Inmarsat plc	300
12,218		InterContinental Hotels Group plc	679
42,651		International Consolidated Airlines Group S.A.	339
10,554		Intertek Group plc	580
85,569	e	Intu Properties plc	300
244,869		ITV plc	580
112,199		J Sainsbury plc	368
13,442		Johnson Matthey plc	503
1,426,714	*	Just Eat plc	12,178
149,893		Kingfisher plc	587
163,906		Land Securities Group plc	2,164
7,520,875		Legal & General Group plc	25,308
132,753	*	Liberty Global plc	4,139
181,059	*	Liberty Global plc (Class A)	5,816
6,468,415		Lloyds TSB Group plc	5,574
105,203		London Stock Exchange Group plc	5,004
3,660,337		Man Group plc	7,386
109,989		Marks & Spencer Group plc	477
52,806		Meggitt plc	328
48,314	g	Merlin Entertainments plc	302
230,981		National Grid plc	2,862
64,467		New Carphone Warehouse plc	238
22,058		Next plc	1,108
329,347		Old Mutual plc	831
54,434		Pearson plc	490
33,185		Pentair plc	2,208
20,557		Persimmon plc	600
17,808		Petrofac Ltd	102
9,908		Provident Financial plc	314
2,615,962		Prudential plc	60,046
2,154,808	*,e	Purplebricks Group plc	12,180
128,890		Reckitt Benckiser Group plc	13,066
895,645		Reed Elsevier NV	18,465
166,281		Reed Elsevier plc	3,595
227,462		Rightmove plc	12,586
79,598		Rio Tinto Ltd	3,868
655,483		Rio Tinto plc	27,761
111,150		Rolls-Royce Group plc	1,289
236,898	*	Royal Bank of Scotland Group plc	764
60,889		Royal Mail plc	334
68,008		RSA Insurance Group plc	546
50,000		Safestore Holdings plc	274
73,524		Sage Group plc	659

204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
8,532		Schroders plc	$345
69,584		Scottish & Southern Energy plc	1,317
199,722		Segro plc	1,273
15,406		Severn Trent plc	438
20,000		Shaftesbury plc	253
804,891		Shire Ltd	44,381
384,612		Sky plc	4,981
129,898		Smith & Nephew plc	2,243
27,101		Smiths Group plc	564
36,279		St. James’s Place plc	559
575,861	*	Standard Chartered plc	5,832
132,641		Standard Life plc	690
28,998		Tate & Lyle plc	250
4,118,972		Taylor Wimpey plc	9,459
66,706	*	TechnipFMC plc	1,814
7,622,340	*	Tesco plc	16,782
515,314		Travis Perkins plc	9,769
407,428		Unilever NV	22,491
86,301		Unilever plc	4,670
47,572		United Utilities Group plc	538
1,991,100		Vesuvius plc	13,758
20,922,984		Vodafone Group plc	59,420
13,611		Weir Group plc	307
165,715		Whitbread plc	8,564
151,631		WM Morrison Supermarkets plc	476
134,151	g	Worldpay Group plc	550
1,712,826		WPP plc	36,066
431,478	g	ZPG plc	2,039
		TOTAL UNITED KINGDOM	991,379

UNITED STATES - 59.4%
421,256		3M Co	87,701
27,259		A.O. Smith Corp	1,536
191,200		Aaron’s, Inc	7,438
2,008,196		Abbott Laboratories	97,618
415,374		AbbVie, Inc	30,119
27,878		Abercrombie & Fitch Co (Class A)	347
183,431		Accenture plc	22,687
256,998		Activision Blizzard, Inc	14,795
8,600	e	Acuity Brands, Inc	1,748
91,954	*	Adobe Systems, Inc	13,006
23,259		Advance Auto Parts, Inc	2,712
660,571	*,e	Advanced Micro Devices, Inc	8,244
167,713		AES Corp	1,863
237,541		Aetna Inc	36,066
9,871		Affiliated Managers Group, Inc	1,637
86,047		Aflac, Inc	6,684
31,511		AGCO Corp	2,124
222,570		Agilent Technologies, Inc	13,201
50,756		AGNC Investment Corp	1,081
10,000		Agree Realty Corp	459
185,560		Air Products & Chemicals, Inc	26,546
3,694,621	*,e	AK Steel Holding Corp	24,274

205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
34,429	*	Akamai Technologies, Inc	$1,715
48,300		Alaska Air Group, Inc	4,335
128,868		Albemarle Corp	13,601
34,505		Alexandria Real Estate Equities, Inc	4,157
497,785	*	Alexion Pharmaceuticals, Inc	60,566
23,912	*	Align Technology, Inc	3,590
23,114	*	Alkermes plc	1,340
5,398	*	Alleghany Corp	3,211
22,878		Allegion plc	1,856
340,283		Allergan plc	82,719
10,666		Alliance Data Systems Corp	2,738
86,857		Alliant Energy Corp	3,489
170,000		Allison Transmission Holdings, Inc	6,377
174,075		Allstate Corp	15,395
126,681		Ally Financial, Inc	2,648
132,118	*	Alphabet, Inc (Class A)	122,828
183,714	*	Alphabet, Inc (Class C)	166,946
424,797		Altria Group, Inc	31,635
242,816	*	Amazon.com, Inc	235,046
65,000	*	AMC Networks, Inc	3,472
120,000		Amdocs Ltd	7,735
3,083		Amerco, Inc	1,129
77,184		Ameren Corp	4,220
24,914		American Airlines Group, Inc	1,254
286,048		American Electric Power Co, Inc	19,872
519,662		American Express Co	43,776
148,894		American Financial Group, Inc	14,796
35,000		American Homes 4 Rent	790
1,009,179		American International Group, Inc	63,094
84,089		American Tower Corp	11,127
54,794		American Water Works Co, Inc	4,271
146,757		Ameriprise Financial, Inc	18,681
55,143		AmerisourceBergen Corp	5,213
59,391		Ametek, Inc	3,597
202,096		Amgen, Inc	34,807
71,106		Amphenol Corp (Class A)	5,249
532,892		Anadarko Petroleum Corp	24,161
72,921		Analog Devices, Inc	5,673
323,574		Annaly Capital Management, Inc	3,899
24,674	*	Ansys, Inc	3,002
52,486	*	Antero Resources Corp	1,134
163,820		Anthem, Inc	30,819
56,625		Aon plc	7,528
58,270		Apache Corp	2,793
30,000		Apartment Investment & Management Co (Class A)	1,289
2,860,042		Apple, Inc	411,903
846,016		Applied Materials, Inc	34,949
81,196		ARAMARK Holdings Corp	3,327
38,538	*	Arch Capital Group Ltd	3,595
125,916		Archer Daniels Midland Co	5,210
55,056		Arconic, Inc	1,247
14,912	*	Arista Networks, Inc	2,234
27,583	*	Arrow Electronics, Inc	2,163

206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
55,356		Arthur J. Gallagher & Co	$3,169
42,000	*	Asbury Automotive Group, Inc	2,375
162,562		Ashland Global Holdings, Inc	10,714
26,004		Assurant, Inc	2,696
2,742,993		AT&T, Inc	103,493
191,358	*	Athene Holding Ltd	9,493
42,651		Atmos Energy Corp	3,538
31,411	*	Autodesk, Inc	3,167
87,899		Automatic Data Processing, Inc	9,006
30,820	*,e	Autonation, Inc	1,299
6,950	*	AutoZone, Inc	3,965
36,187		AvalonBay Communities, Inc	6,954
31,165		Avery Dennison Corp	2,754
53,007		Avnet, Inc	2,061
181,325	*	Axalta Coating Systems Ltd	5,810
38,917		Axis Capital Holdings Ltd	2,516
287,587		Baker Hughes, Inc	15,676
95,378		Ball Corp	4,026
8,801,031		Bank of America Corp	213,513
788,782		Bank of New York Mellon Corp	40,244
23,234		Bard (C.R.), Inc	7,345
70,000		Barnes Group, Inc	4,097
743,681		Baxter International, Inc	45,022
166,311		BB&T Corp	7,552
42,581		Becton Dickinson & Co	8,308
67,701		Bed Bath & Beyond, Inc	2,058
589,467	*	Berkshire Hathaway, Inc (Class B)	99,838
736,688	*	Berry Plastics Group, Inc	41,999
237,592		Best Buy Co, Inc	13,621
33,971	*	Biogen Idec, Inc	9,218
70,238	*	BioMarin Pharmaceutical, Inc	6,379
6,012	*	Bioverativ, Inc	362
43,771		BlackRock, Inc	18,489
165,000		Blackstone Group LP	5,503
172,684		Boeing Co	34,148
35,668		BorgWarner, Inc	1,511
56,051		Boston Properties, Inc	6,895
665,234	*	Boston Scientific Corp	18,440
90,000		Brinker International, Inc	3,429
482,187		Bristol-Myers Squibb Co	26,867
111,967		Brixmor Property Group, Inc	2,002
278,653		Broadcom Ltd	64,940
40,003		Broadridge Financial Solutions, Inc	3,023
70,747		Brown-Forman Corp (Class B)	3,438
119,926		Bunge Ltd	8,946
87,787		CA, Inc	3,026
82,206		Cabot Oil & Gas Corp	2,062
97,000	*	CACI International, Inc (Class A)	12,130
79,614	*	Cadence Design Systems, Inc	2,666
150,000		CalAtlantic Group, Inc	5,303
182,636	*,e	Callon Petroleum Co	1,938
31,509		Camden Property Trust	2,694
62,072		Campbell Soup Co	3,237

207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
182,724		Capital One Financial Corp	$15,097
81,023		Cardinal Health, Inc	6,313
33,537	*	Carmax, Inc	2,115
178,969		Carnival Corp	11,735
112,937		Carnival plc	7,468
50,000		Carter’s, Inc	4,448
423,720		Caterpillar, Inc	45,533
37,627		CBOE Holdings, Inc	3,439
45,555	*	CBRE Group, Inc	1,658
369,552		CBS Corp (Class B)	23,570
39,017		CDK Global, Inc	2,421
256,484		CDW Corp	16,038
26,653		Celanese Corp (Series A)	2,530
275,797	*	Celgene Corp	35,818
173,475	*	Centene Corp	13,857
173,808		Centerpoint Energy, Inc	4,759
103,850	e	CenturyLink, Inc	2,480
102,816	*	Cerner Corp	6,834
39,661	e	CF Industries Holdings, Inc	1,109
50,900		CH Robinson Worldwide, Inc	3,496
189,683		Charles Schwab Corp	8,149
64,076	*	Charter Communications, Inc	21,584
40,000		Chemed Corp	8,181
200,000		Chemours Co	7,584
46,982	*	Cheniere Energy, Inc	2,288
915,890		Chevron Corp	95,555
7,740	*	Chipotle Mexican Grill, Inc (Class A)	3,221
403,213		Chubb Ltd	58,619
73,674		Church & Dwight Co, Inc	3,822
1,829,520	*,e	Ciena Corp	45,775
604,439		Cigna Corp	101,177
51,791		Cimarex Energy Co	4,869
48,791		Cincinnati Financial Corp	3,535
26,674		Cintas Corp	3,362
80,000	*	Cirrus Logic, Inc	5,018
4,117,848		Cisco Systems, Inc	128,889
173,704	e	CIT Group, Inc	8,459
690,627		Citigroup, Inc	46,189
590,228		Citizens Financial Group, Inc	21,059
28,747	*	Citrix Systems, Inc	2,288
35,461		Clorox Co	4,725
90,388		CME Group, Inc	11,320
88,849		CMS Energy Corp	4,109
70,311		Coach, Inc	3,329
915,100		Coca-Cola Co	41,042
117,029		Cognizant Technology Solutions Corp (Class A)	7,771
137,283	*	Colfax Corp	5,405
278,361		Colgate-Palmolive Co	20,635
75,578		Colony NorthStar, Inc	1,065
24,000		Colony Starwood Homes	823
4,572,789		Comcast Corp (Class A)	177,973
158,746		Comerica, Inc	11,627
240,274	*	CommScope Holding Co, Inc	9,138

208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
1,205,024		ConAgra Foods, Inc	$43,092
587,936	*	Concho Resources, Inc	71,452
193,381		ConocoPhillips	8,501
300,000		Conseco, Inc	6,264
77,986		Consolidated Edison, Inc	6,303
47,904		Constellation Brands, Inc (Class A)	9,280
223,528	*,e	Continental Resources, Inc	7,227
18,696		Cooper Cos, Inc	4,476
17,167	e	Core Laboratories NV	1,739
191,243		Corning, Inc	5,747
8,822	*	CoStar Group, Inc	2,325
291,253		Costco Wholesale Corp	46,580
166,729		Coty, Inc	3,128
22,500	*,e	Credit Acceptance Corp	5,786
135,603		Crown Castle International Corp	13,585
48,992	*	Crown Holdings, Inc	2,923
120,000		CSRA, Inc	3,810
263,056		CSX Corp	14,352
14,000		CubeSmart	337
147,535		Cummins, Inc	23,933
197,300		CVS Health Corp	15,875
226,585		Danaher Corp	19,122
106,675		Darden Restaurants, Inc	9,648
59,477	*	DaVita, Inc	3,852
20,000		DDR Corp	181
57,305		Deere & Co	7,082
443,016		Delek US Holdings, Inc	11,713
86,495	*	Dell Technologies, Inc-VMware Inc	5,286
321,987		Delphi Automotive plc	28,222
141,268		Delta Air Lines, Inc	7,592
110,000		Deluxe Corp	7,614
34,323		Dentsply Sirona, Inc	2,226
71,218		Devon Energy Corp	2,277
39,339	*,e	DexCom, Inc	2,878
168,514	*	Diamondback Energy, Inc	14,966
35,311		DiamondRock Hospitality Co	387
38,075		Dick’s Sporting Goods, Inc	1,517
38,762		Digital Realty Trust, Inc	4,378
188,464		Discover Financial Services	11,721
47,708	*	Discovery Communications, Inc (Class A)	1,232
59,411	*	Discovery Communications, Inc (Class C)	1,498
58,147	*	DISH Network Corp (Class A)	3,649
75,987		Dollar General Corp	5,478
54,959	*	Dollar Tree, Inc	3,843
122,064		Dominion Resources, Inc	9,354
15,772		Domino’s Pizza, Inc	3,336
130,739		Dover Corp	10,488
1,506,307		Dow Chemical Co	95,003
86,196		DR Horton, Inc	2,980
48,083		Dr Pepper Snapple Group, Inc	4,381
95,051		DTE Energy Co	10,055
130,152		Duke Energy Corp	10,879
125,982		Duke Realty Corp	3,521

209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
696,578	*	DXC Technology Co	$53,441
991,502	*	E*TRADE Financial Corp	37,707
30,408		East West Bancorp, Inc	1,781
36,070		Eastman Chemical Co	3,030
96,944		Eaton Corp	7,545
23,359		Eaton Vance Corp	1,105
908,625	*	eBay, Inc	31,729
220,217		Ecolab, Inc	29,234
77,030		Edison International	6,023
7,000		Education Realty Trust, Inc	271
75,286	*	Edwards Lifesciences Corp	8,902
163,257		EI du Pont de Nemours & Co	13,176
119,297	*	Electronic Arts, Inc	12,612
930,308		Eli Lilly & Co	76,564
85,000		EMCOR Group, Inc	5,557
129,863		Emerson Electric Co	7,742
48,982		Entergy Corp	3,760
19,237	*	Envision Healthcare Corp	1,206
1,100,495		EOG Resources, Inc	99,617
54,787		EQT Corp	3,210
27,807		Equifax, Inc	3,821
18,150		Equinix, Inc	7,789
17,000		Equity Lifestyle Properties, Inc	1,468
119,642		Equity Residential	7,876
24,476		Essex Property Trust, Inc	6,297
388,206		Estee Lauder Cos (Class A)	37,260
13,092		Everest Re Group Ltd	3,333
84,354		Eversource Energy	5,121
249,754		Exelon Corp	9,009
30,435	e	Expedia, Inc	4,533
61,379		Expeditors International of Washington, Inc	3,467
203,662	*	Express Scripts Holding Co	13,002
44,122		Extra Space Storage, Inc	3,442
1,671,771	d	Exxon Mobil Corp	134,962
21,865	*	F5 Networks, Inc	2,778
1,397,361	*	Facebook, Inc	210,974
84,681		Fastenal Co	3,686
31,912		Federal Realty Investment Trust	4,033
260,156		FedEx Corp	56,540
74,472		Fidelity National Information Services, Inc	6,360
165,584		Fifth Third Bancorp	4,299
46,753	*	First Data Corp	851
36,417		First Republic Bank	3,645
140,247		FirstEnergy Corp	4,090
47,052	*	Fiserv, Inc	5,756
17,257	*	FleetCor Technologies, Inc	2,489
1,317,171	*	Flextronics International Ltd	21,483
64,239		Flir Systems, Inc	2,227
29,571		Flowserve Corp	1,373
34,328		Fluor Corp	1,572
25,843		FMC Corp	1,888
75,430		FNF Group	3,382
50,666		Foot Locker, Inc	2,497

210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
587,200		Ford Motor Co	$6,571
42,871	*	Fortinet, Inc	1,605
167,317		Fortive Corp	10,600
32,920		Fortune Brands Home & Security, Inc	2,148
30,000		Four Corners Property Trust, Inc	753
66,075		Franklin Resources, Inc	2,959
1,865,581	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	22,406
273,846		Gaming and Leisure Properties, Inc	10,316
95,293		Gap, Inc	2,095
155,759	*	Gardner Denver Holdings, Inc	3,366
38,477		Garmin Ltd	1,963
27,135	*	Gartner, Inc	3,351
381,431		General Dynamics Corp	75,562
2,205,720		General Electric Co	59,576
118,255		General Mills, Inc	6,551
4,461,000	*,m	General Motors Co	0
13,592,224	*,m	General Motors Co	0
29,845,445	*,m	General Motors Co	0
69,850,000	*,m	General Motors Co	0
61,921,000	*,e,m	General Motors Co	0
206,711		General Motors Co	7,220
19,417,463	*,m	General Motors Co	0
530,757	*,m	General Motors Co	0
26,439,985	*,m	General Motors Co	0
18,159,000	*,m	General Motors Co	0
18,106,794	*,m	General Motors Co	0
39,022		Genuine Parts Co	3,620
161,544		GGP, Inc	3,806
313,943		Gilead Sciences, Inc	22,221
31,237		Global Payments, Inc	2,821
178,808		Goldman Sachs Group, Inc	39,677
311,224		Goodyear Tire & Rubber Co	10,880
56,352	*,e	GrubHub, Inc	2,457
95,512		H&R Block, Inc	2,952
142,449		Halliburton Co	6,084
129,617	e	Hanesbrands, Inc	3,002
37,504	e	Harley-Davidson, Inc	2,026
34,154		Harris Corp	3,726
207,235		Hartford Financial Services Group, Inc	10,894
30,803		Hasbro, Inc	3,435
264,955	*	HCA Holdings, Inc	23,104
143,512		HCP, Inc	4,587
568,575	*	HD Supply Holdings, Inc	17,415
35,000		Healthcare Trust of America, Inc	1,089
170,000		Healthsouth Corp	8,228
19,609	e	Helmerich & Payne, Inc	1,066
26,776	*	Henry Schein, Inc	4,901
180,000		Herman Miller, Inc	5,472
36,548		Hershey Co	3,924
41,473		Hess Corp	1,819
238,509		Hewlett Packard Enterprise Co	3,957
111,243		Hilltop Holdings, Inc	2,916

211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
29,022		Hilton Worldwide Holdings, Inc	$1,795
69,970	e	HollyFrontier Corp	1,922
293,546	*	Hologic, Inc	13,321
691,903		Home Depot, Inc	106,138
524,472		Honeywell International, Inc	69,907
111,256		Hormel Foods Corp	3,795
185,362		Host Marriott Corp	3,387
245,703		HP, Inc	4,295
35,000		Hudson Pacific Properties	1,197
87,844		Humana, Inc	21,137
1,566,787		Huntington Bancshares, Inc	21,183
73,931		Huntington Ingalls	13,763
40,000	*	IAC/InterActiveCorp	4,130
25,157		IDEX Corp	2,843
23,570	*	Idexx Laboratories, Inc	3,805
53,754	*	IHS Markit Ltd	2,367
60,247		Illinois Tool Works, Inc	8,630
80,779	*	Illumina, Inc	14,017
103,025	*,e	Imax Corp	2,267
41,191	*	Incyte Corp	5,186
248,426		Ingersoll-Rand plc	22,704
72,996		Ingredion, Inc	8,702
1,038,991		Intel Corp	35,056
136,691		IntercontinentalExchange Group, Inc	9,011
42,000		InterDigital, Inc	3,247
165,774		International Business Machines Corp	25,501
28,180		International Flavors & Fragrances, Inc	3,804
150,000		International Game Technology plc	2,745
83,959		International Paper Co	4,753
823,217		Interpublic Group of Cos, Inc	20,251
62,158		Intuit, Inc	8,255
12,947	*	Intuitive Surgical, Inc	12,110
65,657		Invesco Ltd	2,310
24,000		Invitation Homes, Inc	519
65,025		Iron Mountain, Inc	2,234
7,456		Iron Mountain, Inc (CDI)	251
35,500		iShares Dow Jones US Real Estate Index Fund	2,832
489,895		iShares MSCI Canada Index Fund	13,110
1,896,509	e	iShares MSCI EAFE Index Fund	123,652
39,591		iShares NASDAQ Biotechnology ETF	12,276
140,000		ITT, Inc	5,625
30,885		J.B. Hunt Transport Services, Inc	2,822
34,303		J.M. Smucker Co	4,059
29,728		Jack Henry & Associates, Inc	3,088
26,911		Jacobs Engineering Group, Inc	1,464
56,323	*	Jazz Pharmaceuticals plc	8,758
1,091,667		Johnson & Johnson	144,417
138,485		Johnson Controls International plc	6,005
9,033		Jones Lang LaSalle, Inc	1,129
2,000,188		JPMorgan Chase & Co	182,817
331,718		Juniper Networks, Inc	9,248
72,067		Kansas City Southern Industries, Inc	7,542
65,758		Kellogg Co	4,568

212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
102,802		Kennametal, Inc	$3,847
236,449		Keycorp	4,431
17,000		Kilroy Realty Corp	1,278
95,402		Kimberly-Clark Corp	12,317
139,305		Kimco Realty Corp	2,556
584,974		Kinder Morgan, Inc	11,208
110,649		Kla-Tencor Corp	10,125
133,201		Kohl’s Corp	5,151
130,000		Korn/Ferry International	4,489
395,609		Kraft Heinz Co	33,880
268,899		Kroger Co	6,271
63,024		L Brands, Inc	3,396
11,618		L3 Technologies, Inc	1,941
89,069	*	Laboratory Corp of America Holdings	13,729
47,068		Lam Research Corp	6,657
2		Lamb Weston Holdings, Inc	0	^
115,587		Las Vegas Sands Corp	7,385
108,583		Lear Corp	15,427
43,798		Leggett & Platt, Inc	2,301
135,005		Leidos Holdings, Inc	6,978
43,060		Lennar Corp (Class A)	2,296
13,896		Lennox International, Inc	2,552
96,216		Leucadia National Corp	2,517
67,806	*	Level 3 Communications, Inc	4,021
144	*	Liberty Braves Group (Class A)	3
33,818	*	Liberty Broadband Corp (Class C)	2,934
394,119	*	Liberty Interactive Corp	9,672
52,635		Liberty Property Trust	2,143
13,546	*	Liberty SiriusXM Group (Class A)	569
26,734	*	Liberty SiriusXM Group (Class C)	1,115
244,994		Lincoln National Corp	16,557
68,800	*	LKQ Corp	2,267
45,360		Lockheed Martin Corp	12,592
87,225		Loews Corp	4,083
246,436		Lowe’s Companies, Inc	19,106
40,969	*	Lululemon Athletica, Inc	2,445
219,149	*	Lumentum Holdings, Inc	12,502
71,289		LyondellBasell Industries AF S.C.A	6,016
55,731		M&T Bank Corp	9,026
57,313		Macerich Co	3,328
27,956		Macquarie Infrastructure Co LLC	2,192
112,706		Macy’s, Inc	2,619
18,359	*,e	Mallinckrodt plc	823
114,952		Manpower, Inc	12,834
122,340		Marathon Oil Corp	1,450
78,434		Marathon Petroleum Corp	4,104
4,147	*	Markel Corp	4,047
54,817		Marriott International, Inc (Class A)	5,499
108,870		Marsh & McLennan Cos, Inc	8,488
14,803		Martin Marietta Materials, Inc	3,295
147,472		Masco Corp	5,635
125,000	*	Mastec, Inc	5,644
376,395		MasterCard, Inc (Class A)	45,713

213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
378,916	*,e	Matador Resources Co	$8,097
577,307		Mattel, Inc	12,429
70,832		Maxim Integrated Products, Inc	3,180
33,970		McCormick & Co, Inc	3,312
590,608		McDonald’s Corp	90,458
47,394		McKesson Corp	7,798
43,038	*	MEDNAX, Inc	2,598
373,214		Medtronic plc	33,123
733,474		Merck & Co, Inc	47,008
644,562		Merrimack Pharmaceuticals, Inc	799
583,918		Metlife, Inc	32,080
8,818	*	Mettler-Toledo International, Inc	5,190
465,745	e	MGM Growth Properties LLC	13,595
1,085,800		MGM Resorts International	33,975
116,973	*	Michael Kors Holdings Ltd	4,240
200,000	*	Michaels Cos, Inc	3,704
50,312		Microchip Technology, Inc	3,883
313,705	*	Micron Technology, Inc	9,367
3,713,771		Microsoft Corp	255,990
42,709		Mid-America Apartment Communities, Inc	4,501
12,364	*	Middleby Corp	1,502
14,200	*	Mobileye NV	892
58,855	*	Mohawk Industries, Inc	14,225
226,319		Molson Coors Brewing Co (Class B)	19,540
1,039,019		Mondelez International, Inc	44,875
70,000		Monogram Residential Trust, Inc	680
208,798		Monsanto Co	24,713
529,569	*	Monster Beverage Corp	26,309
36,582		Moody’s Corp	4,451
1,112,675		Morgan Stanley	49,581
73,896		Mosaic Co	1,687
47,166		Motorola, Inc	4,091
28,763		MSCI, Inc (Class A)	2,962
21,554		Murphy Oil Corp	552
969,654	*	Mylan NV	37,642
42,077		NASDAQ OMX Group, Inc	3,008
96,924		National Oilwell Varco, Inc	3,193
68,081		National Retail Properties, Inc	2,662
43,082		Navient Corp	717
86,459		NetApp, Inc	3,463
85,953	*	NetFlix, Inc	12,842
207,082		New York Community Bancorp, Inc	2,719
359,620		Newell Rubbermaid, Inc	19,283
28,559	*	Newfield Exploration Co	813
348,178		Newmont Mining Corp	11,277
91,575		News Corp	1,255
222,469		NextEra Energy, Inc	31,175
53,472		Nielsen NV	2,067
1,071,227		Nike, Inc (Class B)	63,202
125,083		NiSource, Inc	3,172
87,610		Noble Energy, Inc	2,479
41,698	e	Nordstrom, Inc	1,994
163,795		Norfolk Southern Corp	19,934

214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
47,024		Northern Trust Corp	$4,571
141,774		Northrop Grumman Corp	36,395
37,374	*	Norwegian Cruise Line Holdings Ltd	2,029
81,302	*	Nuance Communications, Inc	1,415
49,979		Nucor Corp	2,892
200,884		NVIDIA Corp	29,040
8,742	*	NVR, Inc	21,074
288,484		Occidental Petroleum Corp	17,272
72,453		OGE Energy Corp	2,521
761,476		Olin Corp	23,057
56,610		Omnicom Group, Inc	4,693
32,456		Oneok, Inc	1,693
2,059,222		Oracle Corp	103,249
21,248	*	O’Reilly Automotive, Inc	4,648
227,710		Owens Corning, Inc	15,238
76,932		PACCAR, Inc	5,081
27,729		Packaging Corp of America	3,089
18,127	*	Palo Alto Networks, Inc	2,426
90,000	*	Parexel International Corp	7,822
396,867		Parker-Hannifin Corp	63,427
970,136	*	Parsley Energy, Inc	26,921
38,886	e	Patterson Cos, Inc	1,826
46,773		Paychex, Inc	2,663
1,228,430	*	PayPal Holdings, Inc	65,930
147,212		People’s United Financial, Inc	2,600
508,366		PepsiCo, Inc	58,711
47,684	e	Perrigo Co plc	3,601
2,710,891		Pfizer, Inc	91,059
521,523		PG&E Corp	34,613
886,533		Philip Morris International, Inc	104,123
86,421		Phillips 66	7,146
26,521		Phillips-Van Heusen Corp	3,037
400,000	*	Pilgrim’s Pride Corp	8,768
554,015		Pinnacle Foods, Inc	32,908
41,878		Pinnacle West Capital Corp	3,566
103,943		Pioneer Natural Resources Co	16,587
437,000		Plains All American Pipeline LP	11,480
153,219		Plains GP Holdings LP	4,008
152,261		PNC Financial Services Group, Inc	19,013
16,323	e	Polaris Industries, Inc	1,505
143,284		PPG Industries, Inc	15,756
156,142		PPL Corp	6,036
88,857		Praxair, Inc	11,778
13,898	*	Priceline.com, Inc	25,996
52,701		Principal Financial Group	3,377
619,562		Procter & Gamble Co	53,995
489,401		Progressive Corp	21,578
179,466		Prologis, Inc	10,524
34,000	*,e	Proofpoint, Inc	2,952
77,947		Prudential Financial, Inc	8,429
126,769		Public Service Enterprise Group, Inc	5,452
36,334		Public Storage, Inc	7,577
69,230		Pulte Homes, Inc	1,698

215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
19,695	*	QIAGEN NV	$655
24,406	*	Qorvo, Inc	1,545
18,000		QTS Realty Trust, Inc	942
273,566		Qualcomm, Inc	15,106
53,450		Quest Diagnostics, Inc	5,942
53,401	*	Quintiles Transnational Holdings, Inc	4,779
24,139		Ralph Lauren Corp	1,781
63,493		Range Resources Corp	1,471
31,374		Raymond James Financial, Inc	2,517
279,022		Raytheon Co	45,056
77,241		Realty Income Corp	4,262
41,843	*	Red Hat, Inc	4,006
78,402		Regency Centers Corp	4,911
18,276	*	Regeneron Pharmaceuticals, Inc	8,976
249,101		Regions Financial Corp	3,647
80,534		Reinsurance Group of America, Inc (Class A)	10,340
65,851		Republic Services, Inc	4,197
49,365		Resmed, Inc	3,844
25,000		Retail Opportunities Investment Corp	480
70,000	*	Retrophin, Inc	1,357
235,000		Rexford Industrial Realty, Inc	6,448
161,363		Reynolds American, Inc	10,495
32,424	*	Rite Aid Corp	96
35,649		Robert Half International, Inc	1,709
28,685		Rockwell Automation, Inc	4,646
41,905		Rockwell Collins, Inc	4,403
46,434	e	Rollins, Inc	1,890
89,740		Roper Industries, Inc	20,778
86,383		Ross Stores, Inc	4,987
38,247		Royal Caribbean Cruises Ltd	4,178
750,530	*	RSP Permian, Inc	24,220
37,564		S&P Global, Inc	5,484
91,064		Sabre Corp	1,982
682,963	*	salesforce.com, Inc	59,145
657,600		Samsonite International	2,747
200,000	*	Sanmina Corp	7,620
17,290	*	SBA Communications Corp	2,332
53,547		SCANA Corp	3,588
318,039		Schlumberger Ltd	20,940
118,116		Scripps Networks Interactive (Class A)	8,069
70,712	e	Seagate Technology, Inc	2,740
68,871		Sealed Air Corp	3,083
17,093	*	Seattle Genetics, Inc	884
32,022		SEI Investments Co	1,722
111,694		Sempra Energy	12,593
38,750	*,e	Sensata Technologies Holding BV	1,655
146,100	*	ServiceMaster Global Holdings, Inc	5,726
159,069	*	ServiceNow, Inc	16,861
17,105		Sherwin-Williams Co	6,003
7,431		Shire plc (ADR)	1,228
16,403	*	Signature Bank	2,354
30,752	e	Signet Jewelers Ltd	1,945
86,243		Simon Property Group, Inc	13,951

216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
522,687	e	Sirius XM Holdings, Inc	$2,859
39,009		Skyworks Solutions, Inc	3,743
42,102		SL Green Realty Corp	4,454
16,497		Snap-On, Inc	2,607
192,503		Southern Co	9,217
242,650		Southwest Airlines Co	15,078
12,768	e	Spectrum Brands, Inc	1,597
128,400		Spirit Aerosystems Holdings, Inc (Class A)	7,439
80,000		Spirit Realty Capital, Inc	593
22,059	*,e	Splunk, Inc	1,255
172,973	*	Sprint Corp	1,420
55,795		SS&C Technologies Holdings, Inc	2,143
110,520		Stanley Works	15,553
209,762		Staples, Inc	2,112
797,486		Starbucks Corp	46,501
115,109		State Street Corp	10,329
36,443		Steel Dynamics, Inc	1,305
34,940	*	Stericycle, Inc	2,667
81,523		Stryker Corp	11,314
14,000		Sun Communities, Inc	1,228
45,000		Sunstone Hotel Investors, Inc	725
662,823		SunTrust Banks, Inc	37,595
7,862	*	SVB Financial Group	1,382
1,148,123		Symantec Corp	32,434
483,538		Synchrony Financial	14,419
40,416	*	Synopsys, Inc	2,948
111,517		Sysco Corp	5,613
56,705		T Rowe Price Group, Inc	4,208
39,500	*	Take-Two Interactive Software, Inc	2,899
31,956		Targa Resources Investments, Inc	1,444
118,406		Target Corp	6,191
746	*	Taro Pharmaceutical Industries Ltd	84
66,467		TD Ameritrade Holding Corp	2,857
172,734		TE Connectivity Ltd	13,591
15,785		Teleflex, Inc	3,279
813,317		Terex Corp	30,499
14,000		Terreno Realty Corp	471
32,045	*,e	TESARO, Inc	4,482
19,619	*	Tesla, Inc	7,094
37,270	b	Tesoro Corp	3,488
90,000		Tetra Tech, Inc	4,118
183,234		Texas Instruments, Inc	14,096
284,209		Textron, Inc	13,386
95,161		Thermo Fisher Scientific, Inc	16,603
50,000		Thor Industries, Inc	5,226
35,746		Tiffany & Co	3,355
490,726		Time Warner, Inc	49,274
315,964		TJX Companies, Inc	22,803
310,985	*	T-Mobile US, Inc	18,852
32,488		Toll Brothers, Inc	1,284
37,461		Torchmark Corp	2,866
44,462		Total System Services, Inc	2,590
33,521		Tractor Supply Co	1,817

217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
13,311	e	TransDigm Group, Inc	$3,579
59,871		Travelers Cos, Inc	7,575
50,805	*	Trimble Navigation Ltd	1,812
34,232	*,e	TripAdvisor, Inc	1,308
226,908		Twenty-First Century Fox, Inc	6,431
125,894		Twenty-First Century Fox, Inc (Class B)	3,509
93,472	*,e	Twitter, Inc	1,670
78,758		Tyson Foods, Inc (Class A)	4,933
83,113		UDR, Inc	3,239
63,568		UGI Corp	3,077
13,556	*	Ulta Beauty, Inc	3,895
27,196	*,e	Under Armour, Inc	548
41,685	*,e	Under Armour, Inc (Class A)	907
906,578		Union Pacific Corp	98,735
69,717	*	United Continental Holdings, Inc	5,246
117,603		United Parcel Service, Inc (Class B)	13,006
246,778	*	United Rentals, Inc	27,814
142,065		United Technologies Corp	17,348
50,814	*	United Therapeutics Corp	6,592
503,337		UnitedHealth Group, Inc	93,329
36,239		Universal Health Services, Inc (Class B)	4,424
62,227		UnumProvident Corp	2,902
316,231		US Bancorp	16,419
67,512	*	US Foods Holding Corp	1,838
143,394	*,e	USG Corp	4,161
15,186		Vail Resorts, Inc	3,080
89,015	*	Valeant Pharmaceuticals International, Inc	1,547
92,222		Valero Energy Corp	6,221
184,107		Valvoline, Inc	4,367
50,000		Vanguard FTSE Developed Markets ETF	2,066
48,702	*	Vantiv, Inc	3,085
30,563	*	Varian Medical Systems, Inc	3,154
27,555	*	VCA Antech, Inc	2,544
32,906	*	Veeva Systems, Inc	2,017
92,030		Ventas, Inc	6,394
296,959		VEREIT, Inc	2,417
31,837	*,e	VeriSign, Inc	2,960
43,554	*	Verisk Analytics, Inc	3,675
1,098,281		Verizon Communications, Inc	49,049
94,499	*	Vertex Pharmaceuticals, Inc	12,178
79,291		VF Corp	4,567
300,316		Viacom, Inc (Class B)	10,082
669,011		Visa, Inc (Class A)	62,740
75,000	*	Visteon Corp	7,655
28,009	*,e	VMware, Inc (Class A)	2,449
53,633		Vornado Realty Trust	5,036
53,980		Voya Financial, Inc	1,991
29,261		Vulcan Materials Co	3,707
78,871		W.R. Berkley Corp	5,456
18,884		W.W. Grainger, Inc	3,409
12,533	*	WABCO Holdings, Inc	1,598
20,365	e	Wabtec Corp	1,863
613,785		Walgreens Boots Alliance, Inc	48,066

218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES		COMPANY	(000)
567,523		Wal-Mart Stores, Inc	$42,950
459,024		Walt Disney Co	48,771
91,786		Waste Management, Inc	6,733
26,109	*	Waters Corp	4,800
128,374	*,e	Weatherford International Ltd	497
88,551		WEC Energy Group, Inc	5,435
3,514,757		Wells Fargo & Co	194,753
72,646		Welltower, Inc	5,438
65,747		Westar Energy, Inc	3,486
58,557		Western Digital Corp	5,188
136,090		Western Union Co	2,593
334,117		Westlake Chemical Corp	22,122
123,310		WestRock Co	6,987
115,531		Weyerhaeuser Co	3,870
14,768		Whirlpool Corp	2,830
95,442		Whole Foods Market, Inc	4,019
1,249,123		Williams Cos, Inc	37,823
18,735	e	Willis Towers Watson plc	2,725
19,664	*	Workday, Inc	1,907
488,199	*	WPX Energy, Inc	4,716
520,502		WR Grace & Co	37,481
116,539		Wyndham Worldwide Corp	11,702
56,858		Wynn Resorts Ltd	7,626
420,652		Xcel Energy, Inc	19,300
56,701		Xerox Corp	1,629
62,846		Xilinx, Inc	4,042
55,995		Xylem, Inc	3,104
239,713	*	Yum China Holdings, Inc	9,452
425,118		Yum! Brands, Inc	31,357
68,426	*	Zayo Group Holdings, Inc	2,114
13,844	*,e	Zillow Group, Inc (Class C)	678
74,963		Zimmer Holdings, Inc	9,625
554,450		Zions Bancorporation	24,346
381,498		Zoetis, Inc	23,798
		TOTAL UNITED STATES	11,419,858

URUGUAY - 0.1%
3,482,029	*	Arcos Dorados Holdings, Inc	25,941
		TOTAL URUGUAY	25,941

ZAMBIA - 0.0%
314,363		First Quantum Minerals Ltd	2,659
		TOTAL ZAMBIA	2,659
		TOTAL COMMON STOCKS	18,904,925
		(Cost $16,405,604)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	BGP Holdings plc	0
		TOTAL AUSTRALIA	0

SPAIN - 0.0%

219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

					VALUE
SHARES		COMPANY			(000)
15,710		ACS Actividades de Construccion y Servicios S.A.			$12
		TOTAL SPAIN			12

		TOTAL RIGHTS / WARRANTS			12
		(Cost $13)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 3.7%
GOVERNMENT AGENCY DEBT - 0.0%
$1,700,000		Federal Home Loan Bank (FHLB)	0.400%	07/03/17	1,700
1,400,000		FHLB	0.871	07/14/17	1,400
		TOTAL GOVERNMENT AGENCY DEBT			3,100

TREASURY DEBT - 1.5%
19,000,000		United States Treasury Bill	0.691	07/06/17	18,999
12,300,000		United States Treasury Bill	0.788	07/27/17	12,293
26,900,000		United States Treasury Bill	0.912	08/03/17	26,881
68,000,000		United States Treasury Bill	0.927	09/14/17	67,869
100,000,000		United States Treasury Bill	0.959-0.989	09/21/17	99,786
67,900,000		United States Treasury Bill	0.999	09/28/17	67,734
		TOTAL TREASURY DEBT			293,562

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
CERTIFICATE OF DEPOSIT - 0.4%
17,000,000		Bank of Montreal	1.000	07/03/17	17,000
17,000,000		Bank of Nova Scotia	1.060	07/03/17	17,000
17,000,000		CIBC Bank and Trust Co	1.050	07/03/17	17,000
17,000,000		National Australia Bank	1.050	07/03/17	17,000
		TOTAL CERTIFICATE OF DEPOSIT			68,000

REPURCHASE AGREEMENT - 1.7%
21,000,000	p	Calyon	1.060	07/03/17	21,000
15,193,000	q	Goldman Sachs	1.060	07/03/17	15,193
15,000,000	r	HSBC	1.040	07/03/17	15,000
40,000,000	t	JP Morgan	1.110	07/03/17	40,000
10,000,000	s	JP Morgan	1.020	07/03/17	10,000
30,000,000	u	Nomura	1.130	07/03/17	30,000
60,000,000	v	Royal Bank of Scotland	1.080	07/03/17	60,000
65,000,000	w	Royal Bank of Scotland	1.050	07/06/17	65,000
40,000,000	x	Royal Bank of Scotland	1.060	07/07/17	40,000
39,000,000	y	Societe Generale	1.100	07/03/17	39,000
		TOTAL REPURCHASE AGREEMENT			335,193

VARIABLE RATE SECURITIES - 0.1%
12,598,671	i	SLM Student Loan Trust	1.196	01/25/19	12,570
		TOTAL VARIABLE RATE SECURITIES			12,570

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			415,763

220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

VALUE
ISSUER	(000)
TOTAL SHORT-TERM INVESTMENTS	$712,425
(Cost $712,440)
TOTAL INVESTMENTS - 102.0%	19,617,362
(Cost $17,118,057)
OTHER ASSETS & LIABILITIES, NET - (2.0)%	(389,539)
NET ASSETS - 100.0%	$19,227,823

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $404,691,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/17, the aggregate value of these securities was $169,460,000 or 0.9% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
p	Agreement with Calyon, 1.06% dated 6/30/17 to be repurchased at $21,000,000 on 7/03/17, collateralized by U.S. Government Agency Securities valued at $21,420,000.
q	Agreement with Goldman Sachs, 1.06% dated 6/30/17 to be repurchased at $15,193,000 on 7/03/17, collateralized by U.S. Government Agency Securities valued at $15,497,000.
r	Agreement with HSBC, 1.04% dated 6/30/17 to be repurchased at $15,000,000 on 7/03/17, collateralized by U.S. Government Agency Securities valued at $15,302,000.
s	Agreement with JP Morgan, 1.02% dated 6/30/17 to be repurchased at $10,000,000 on 7/03/17, collateralized by U.S. Government Agency Securities valued at $10,202,000.
t	Agreement with JP Morgan, 1.11% dated 6/30/17 to be repurchased at $40,000,000 on 7/03/17, collateralized by U.S. Government Agency Securities valued at $40,803,000.
u	Agreement with Nomura, 1.13% dated 6/30/17 to be repurchased at $30,000,000 on 7/03/17, collateralized by U.S. Government Agency Securities valued at $30,600,000.
v	Agreement with Royal Bank of Scotland, 1.08% dated 6/30/17 to be repurchased at $60,000,000 on 7/03/17, collateralized by U.S. Government Agency Securities valued at $61,204,000.
w	Agreement with Royal Bank of Scotland, 1.05% dated 6/29/17 to be repurchased at $65,000,000 on 7/06/17, collateralized by U.S. Government Agency Securities valued at $66,302,000.
x	Agreement with Royal Bank of Scotland, 1.06% dated 6/30/17 to be repurchased at $40,000,000 on 7/07/17, collateralized by U.S. Government Agency Securities valued at $40,800,000.
y	Agreement with Societe Generale, 1.10% dated 6/30/17 to be repurchased at $39,000,000 on 7/03/17, collateralized by U.S. Government Agency Securities valued at $39,780,000.

Cost amounts are in thousands.
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

June 30, 2017

	VALUE	% OF
SECTOR	(000)	ASSETS
FINANCIALS	$3,539,356	18.1%
INFORMATION TECHNOLOGY	3,224,647	16.8
CONSUMER DISCRETIONARY	2,605,350	13.6
HEALTH CARE	2,222,410	11.6
INDUSTRIALS	2,203,037	11.5
CONSUMER STAPLES	1,489,234	7.8
MATERIALS	1,185,880	6.2
ENERGY	1,165,051	6.1
REAL ESTATE	437,844	2.3
TELECOMMUNICATION SERVICES	422,864	2.2
UTILITIES	409,264	2.1
SHORT-TERM INVESTMENTS	712,425	3.7
OTHER ASSETS & LIABILITES, NET	(389,539)	(2.0)
NET ASSETS	$19,227,823	100.0%
222

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.3%
3,749		BorgWarner, Inc	$159
1,028,629		Delphi Automotive plc	90,159
513,135		Gentex Corp	9,734
871,800		Goodyear Tire & Rubber Co	30,478
21,988		Harley-Davidson, Inc	1,188
368,761		Lear Corp	52,394
228,489	*	Tesla, Inc	82,624
125,499		Thor Industries, Inc	13,117
227,583	*	Visteon Corp	23,227
		TOTAL AUTOMOBILES & COMPONENTS	303,080

BANKS - 1.0%
4,334,266		Bank of America Corp	105,149
9,064		Bank of the Ozarks, Inc	425
588,200		Citizens Financial Group, Inc	20,987
1,508		East West Bancorp, Inc	88
21,653		First Republic Bank	2,168
248,809		JPMorgan Chase & Co	22,741
3,871		Pinnacle Financial Partners, Inc	243
5,496	*	Signature Bank	789
6,685	*	SVB Financial Group	1,175
1,265,100		Wells Fargo & Co	70,099
9,490	*	Western Alliance Bancorp	467
		TOTAL BANKS	224,331

CAPITAL GOODS - 6.8%
728,035		3M Co	151,570
24,783		A.O. Smith Corp	1,396
5,162		Acuity Brands, Inc	1,049
1,001		Air Lease Corp	37
16,426		Allegion plc	1,332
731,520		Allison Transmission Holdings, Inc	27,439
130,417		Ametek, Inc	7,899
7,598	*	Armstrong World Industries, Inc	350
832,230		Boeing Co	164,574
118,452		BWX Technologies, Inc	5,775
376,195		Caterpillar, Inc	40,426
649,228		CNH Industrial NV (NYSE)	7,388
66,424		Cummins, Inc	10,775
96,335		Deere & Co	11,906
21,033		Donaldson Co, Inc	958
2,849		Dover Corp	229
249,044		Emerson Electric Co	14,848
20,526		Equifax, Inc	2,821
223

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
49,837		Fastenal Co	$2,169
747,003		Fortive Corp	47,323
385,415		Fortune Brands Home & Security, Inc	25,144
422,486	*	Gardner Denver Holdings, Inc	9,130
448,189		General Dynamics Corp	88,786
327,123		General Electric Co	8,836
9,489		Graco, Inc	1,037
34,786	*	HD Supply Holdings, Inc	1,066
4,230		HEICO Corp	304
8,259		HEICO Corp (Class A)	512
10,409		Hexcel Corp	550
1,309,891		Honeywell International, Inc	174,595
68,639		Hubbell, Inc	7,768
129,619		Huntington Ingalls	24,130
12,243		IDEX Corp	1,384
52,549		Illinois Tool Works, Inc	7,528
565,731		Ingersoll-Rand plc	51,702
6,188		Lennox International, Inc	1,136
37,202		Lincoln Electric Holdings, Inc	3,426
174,371		Lockheed Martin Corp	48,407
833,507		Masco Corp	31,848
9,753	*	Middleby Corp	1,185
3,104		MSC Industrial Direct Co (Class A)	267
9,906		Nordson Corp	1,202
418,672		Northrop Grumman Corp	107,477
351,100		Owens Corning, Inc	23,496
615,170		Parker-Hannifin Corp	98,316
398,465	*	Quanta Services, Inc	13,117
100,617		Raytheon Co	16,248
351,944		Rockwell Automation, Inc	57,001
117,668		Rockwell Collins, Inc	12,365
538,731		Roper Industries, Inc	124,732
14,786	*	Sensata Technologies Holding BV	632
1,310		Snap-On, Inc	207
472,200		Spirit Aerosystems Holdings, Inc (Class A)	27,359
2,683		Stanley Works	378
670,200		Textron, Inc	31,566
18,158		Toro Co	1,258
72,332		TransDigm Group, Inc	19,448
267,722	*	United Rentals, Inc	30,175
17,815	*	Univar, Inc	520
14,300		Valmont Industries, Inc	2,139
8,543		W.W. Grainger, Inc	1,542
8,697	*	WABCO Holdings, Inc	1,109
4,732		Wabtec Corp	433
5,210		Watsco, Inc	803
22,152	*	Welbilt, Inc	418
16,095		Xylem, Inc	892
		TOTAL CAPITAL GOODS	1,561,838

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
14,812		Cintas Corp	1,867
6,365	*	Clean Harbors, Inc	355

224

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
475,798	*	Copart, Inc	$15,126
2,520		Dun & Bradstreet Corp	273
661,709	*	IHS Markit Ltd	29,142
23,617		KAR Auction Services, Inc	991
232,000		Manpower, Inc	25,903
1,274,637		Nielsen NV	49,278
21,246		Robert Half International, Inc	1,018
16,465		Rollins, Inc	670
249,919	*	Stericycle, Inc	19,074
21,896	*	TransUnion	948
26,115	*	Verisk Analytics, Inc	2,203
128,702		Waste Management, Inc	9,440
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	156,288

CONSUMER DURABLES & APPAREL - 1.9%
12,479		Brunswick Corp	783
8,235		Carter’s, Inc	732
8,200		Coach, Inc	388
505,057		DR Horton, Inc	17,460
62,534		Hanesbrands, Inc	1,448
184,490		Hasbro, Inc	20,572
22,084	*	Kate Spade & Co	408
18,285		Leggett & Platt, Inc	961
672,815	*	Lululemon Athletica, Inc	40,147
11,221		Mattel, Inc	242
1,925	*	Michael Kors Holdings Ltd	70
158,471	*	Mohawk Industries, Inc	38,301
2,117,581		Nike, Inc (Class B)	124,938
26,771	*	NVR, Inc	64,534
10,148	e	Polaris Industries, Inc	936
6,900		Pool Corp	811
1,224,737		Pulte Homes, Inc	30,043
9,727	*	Skechers U.S.A., Inc (Class A)	287
940,800		Sony Corp	35,886
682,174	*,e	Tempur Sealy International, Inc	36,421
12,118		Toll Brothers, Inc	479
8,717		Tupperware Corp	612
23,436	*,e	Under Armour, Inc	472
23,093	*,e	Under Armour, Inc (Class A)	503
42,356		VF Corp	2,440
61,895		Whirlpool Corp	11,860
		TOTAL CONSUMER DURABLES & APPAREL	431,734

CONSUMER SERVICES - 3.6%
1,333,081		ARAMARK Holdings Corp	54,630
8,707	*	Bright Horizons Family Solutions	672
462,600		Brinker International, Inc	17,625
334,500		Carnival Corp	21,933
236,328	*	Chipotle Mexican Grill, Inc (Class A)	98,336
5,750		Choice Hotels International, Inc	369
71,018		Darden Restaurants, Inc	6,423

225

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
8,261		Domino’s Pizza, Inc	$1,747
15,861		Dunkin Brands Group, Inc	874
228,123		Extended Stay America, Inc	4,416
5,491		H&R Block, Inc	170
283,599	*	Hilton Grand Vacations, Inc	10,227
29,226		Hilton Worldwide Holdings, Inc	1,808
1,310,000		ILG, Inc	36,012
537,256		Las Vegas Sands Corp	34,325
1,250,946		Marriott International, Inc (Class A)	125,482
450,431		McDonald’s Corp	68,988
4,664,237	g	Merlin Entertainments plc	29,197
1,362,303		MGM Resorts International	42,626
150,600	*	Norwegian Cruise Line Holdings Ltd	8,176
4,250	*	Panera Bread Co (Class A)	1,337
31,298		Service Corp International	1,047
424,637	*	ServiceMaster Global Holdings, Inc	16,642
12,264		Six Flags Entertainment Corp	731
2,844,481		Starbucks Corp	165,862
6,827		Vail Resorts, Inc	1,385
31,761		Wendy’s	493
238,193		Wyndham Worldwide Corp	23,917
112,369		Wynn Resorts Ltd	15,071
520,228	*	Yum China Holdings, Inc	20,513
313,416		Yum! Brands, Inc	23,118
		TOTAL CONSUMER SERVICES	834,152

DIVERSIFIED FINANCIALS - 2.4%
359,438		Ameriprise Financial, Inc	45,753
9,841		BGC Partners, Inc (Class A)	124
5,243		Capital One Financial Corp	433
19,021		CBOE Holdings, Inc	1,738
993,753		Charles Schwab Corp	42,692
507,680		CME Group, Inc	63,582
79,142	*,e	Credit Acceptance Corp	20,350
473,800		Discover Financial Services	29,466
410,900	*	E*TRADE Financial Corp	15,626
18,993		Eaton Vance Corp	899
6,649		Factset Research Systems, Inc	1,105
4,380		Federated Investors, Inc (Class B)	124
100,162		IntercontinentalExchange Group, Inc	6,603
10,069		Invesco Ltd	354
1,059,500		iShares Russell 1000 Growth Index Fund	126,102
161,987		Lazard Ltd (Class A)	7,505
3,441		Legg Mason, Inc	131
13,245		Leucadia National Corp	346
219,144		LPL Financial Holdings, Inc	9,305
48,320		MarketAxess Holdings, Inc	9,717
28,672		Moody’s Corp	3,489
3,087		Morningstar, Inc	242
54,638		MSCI, Inc (Class A)	5,627
5,755		Raymond James Financial, Inc	462
658,812		S&P Global, Inc	96,180
23,017		SEI Investments Co	1,238
226

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
22,166		State Street Corp	$1,989
2,315,500		Synchrony Financial	69,048
6,315		T Rowe Price Group, Inc	469
38,989		TD Ameritrade Holding Corp	1,676
63,800		Two Harbors Investment Corp	632
1,838		Voya Financial, Inc	68
		TOTAL DIVERSIFIED FINANCIALS	563,075

ENERGY - 0.9%
19,584	*	Antero Resources Corp	423
3,421		Apache Corp	164
365,322		Cabot Oil & Gas Corp	9,162
23,267	*	Cheniere Energy, Inc	1,133
10,529	*,e	Chesapeake Energy Corp	52
15,070		Cimarex Energy Co	1,417
733,048	*	Concho Resources, Inc	89,087
6,615	*	Continental Resources, Inc	214
217,241		Devon Energy Corp	6,945
3,836	*	Diamondback Energy, Inc	341
682,362		EOG Resources, Inc	61,768
2,653	*	Gulfport Energy Corp	39
100,962		Halliburton Co	4,312
27,924	*	Laredo Petroleum Holdings, Inc	294
34,274	*	Newfield Exploration Co	976
36,143		Oneok, Inc	1,885
1,198,806	*	Parsley Energy, Inc	33,267
14,942	*	Rice Energy, Inc	398
9,171	e	RPC, Inc	185
11,375	*	RSP Permian, Inc	367
20,836		Williams Cos, Inc	631
		TOTAL ENERGY	213,060

FOOD & STAPLES RETAILING - 0.6%
162,060		CVS Health Corp	13,039
1,550,603		Kroger Co	36,160
84,557	*	Rite Aid Corp	250
23,148	*	Sprouts Farmers Market, Inc	525
819,437		Sysco Corp	41,242
477,045		Walgreens Boots Alliance, Inc	37,358
112,308		Whole Foods Market, Inc	4,729
		TOTAL FOOD & STAPLES RETAILING	133,303

FOOD, BEVERAGE & TOBACCO - 3.8%
703,416		Altria Group, Inc	52,383
800,000		Associated British Foods plc	30,614
2,998,082	*	Becle SAB de C.V.	5,110
16,097	*	Blue Buffalo Pet Products, Inc	367
8,806		Brown-Forman Corp	434
28,676		Brown-Forman Corp (Class B)	1,394
243,275		Campbell Soup Co	12,687
1,073,330		Coca-Cola Co	48,139
227

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
27,906		Constellation Brands, Inc (Class A)	$5,406
1,328,000		Costco Wholesale Corp	212,387
3,000,000		Davide Campari-Milano S.p.A	21,209
324,996		Dr Pepper Snapple Group, Inc	29,610
133,641		General Mills, Inc	7,404
61,650		Hershey Co	6,619
306,600		Ingredion, Inc	36,550
278,938		Kellogg Co	19,375
375,000		Kraft Heinz Co	32,115
255,429		Lamb Weston Holdings, Inc	11,249
19,571		McCormick & Co, Inc	1,908
325,000		Molson Coors Brewing Co (Class B)	28,061
2,927,504	*	Monster Beverage Corp	145,438
594,409		PepsiCo, Inc	68,648
125,410		Philip Morris International, Inc	14,729
8,126	*	Pilgrim’s Pride Corp	178
454,534		Pinnacle Foods, Inc	26,999
452,852		Reynolds American, Inc	29,454
315,433		Suntory Beverage & Food Ltd	14,662
2,819	*	TreeHouse Foods, Inc	230
384,200		Tyson Foods, Inc (Class A)	24,063
		TOTAL FOOD, BEVERAGE & TOBACCO	887,422

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
56,873	*	Abiomed, Inc	8,150
277,692		Aetna Inc	42,162
81,291	*	Align Technology, Inc	12,203
224,489		AmerisourceBergen Corp	21,221
190,500		Anthem, Inc	35,839
6,796	*	athenahealth, Inc	955
73,609		Bard (C.R.), Inc	23,269
536,189		Baxter International, Inc	32,461
38,526		Becton Dickinson & Co	7,517
236,068	*	Boston Scientific Corp	6,544
559,084	*	Centene Corp	44,660
1,274,616	*	Cerner Corp	84,724
615,919		Cigna Corp	103,099
6,473		Cooper Cos, Inc	1,550
26,700		Danaher Corp	2,253
14,728	*	DexCom, Inc	1,077
181,630	*	Edwards Lifesciences Corp	21,476
204,500	*	Envision Healthcare Corp	12,816
688,239	*	Express Scripts Holding Co	43,937
333,520	*	HCA Holdings, Inc	29,083
362,800		Healthsouth Corp	17,560
13,627	*	Henry Schein, Inc	2,494
10,601		Hill-Rom Holdings, Inc	844
704,394	*	Hologic, Inc	31,965
255,109		Humana, Inc	61,384
91,134	*	Idexx Laboratories, Inc	14,711
239,169	*	Intuitive Surgical, Inc	223,712
144,400	*	Laboratory Corp of America Holdings	22,258
1,072	*	LifePoint Hospitals, Inc	72
228

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
168,063		McKesson Corp	$27,653
17,276		Medtronic plc	1,533
90,069	*	NuVasive, Inc	6,928
1,373		Patterson Cos, Inc	64
772,532	*	Premier, Inc	27,811
24,045		Resmed, Inc	1,872
58,654		Stryker Corp	8,140
1,266		Teleflex, Inc	263
1,822,532		UnitedHealth Group, Inc	337,934
219,300		Universal Health Services, Inc (Class B)	26,772
15,850	*	Varian Medical Systems, Inc	1,636
13,478	*	VCA Antech, Inc	1,244
206,857	*	Veeva Systems, Inc	12,682
138,482	*	WellCare Health Plans, Inc	24,866
12,615		West Pharmaceutical Services, Inc	1,192
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,390,586

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
42,942		Church & Dwight Co, Inc	2,228
18,962		Clorox Co	2,526
23,504		Colgate-Palmolive Co	1,742
241,013		Energizer Holdings, Inc	11,573
1,959,948		Estee Lauder Cos (Class A)	188,116
56,407	*,e	Herbalife Ltd	4,024
235,153		Kimberly-Clark Corp	30,361
2,412		Nu Skin Enterprises, Inc (Class A)	152
22,565		Procter & Gamble Co	1,967
203,011		Spectrum Brands, Inc	25,384
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	268,073

INSURANCE - 0.6%
52,988		Allstate Corp	4,686
19,299		American International Group, Inc	1,207
44,867		Aon plc	5,965
2,675	*	Arch Capital Group Ltd	249
21,070		Arthur J. Gallagher & Co	1,206
3,241		Aspen Insurance Holdings Ltd	162
41,487		Assurant, Inc	4,302
215,919		Chubb Ltd	31,390
3,139		Erie Indemnity Co (Class A)	393
381,733		Marsh & McLennan Cos, Inc	29,760
1,303,460		Progressive Corp	57,469
516		RenaissanceRe Holdings Ltd	72
83,129		XL Group Ltd	3,641
		TOTAL INSURANCE	140,502

MATERIALS - 3.7%
99,000		Air Products & Chemicals, Inc	14,163
2,881,900	*	AK Steel Holding Corp	18,934
926,216		Albemarle Corp	97,753
2,483		Aptargroup, Inc	216
229

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
1,699		Ardagh Group S.A.	$38
213,341		Avery Dennison Corp	18,853
36,604	*	Axalta Coating Systems Ltd	1,173
33,012		Ball Corp	1,393
1,767,259	*	Berry Plastics Group, Inc	100,751
14,336		Celanese Corp (Series A)	1,361
699,131		Chemours Co	26,511
398,274	*	Crown Holdings, Inc	23,761
318,800		Dow Chemical Co	20,107
8,080		Eagle Materials, Inc	747
44,273		Ecolab, Inc	5,877
339,199		EI du Pont de Nemours & Co	27,377
23,054		FMC Corp	1,684
748,924	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	8,995
1,011,398		Graphic Packaging Holding Co	13,937
1,154,003		Huntsman Corp	29,819
13,618		International Flavors & Fragrances, Inc	1,838
389,939		International Paper Co	22,074
402,656		LyondellBasell Industries AF S.C.A	33,980
9,792		Martin Marietta Materials, Inc	2,179
1,049,633		Monsanto Co	124,235
1,183		NewMarket Corp	545
1,261,300		Olin Corp	38,192
21,893	*	Owens-Illinois, Inc	524
44,821		Packaging Corp of America	4,993
17,453	*	Platform Specialty Products Corp	221
481,111		PPG Industries, Inc	52,903
43,220		Praxair, Inc	5,729
4,154		Royal Gold, Inc	325
20,691		RPM International, Inc	1,129
6,986		Scotts Miracle-Gro Co (Class A)	625
17,140		Sealed Air Corp	767
319,037		Sherwin-Williams Co	111,969
12,666		Silgan Holdings, Inc	402
12,614		Southern Copper Corp (NY)	437
5,159		Steel Dynamics, Inc	185
122,182		Vulcan Materials Co	15,478
3,034		Westlake Chemical Corp	201
249,962		WR Grace & Co	18,000
		TOTAL MATERIALS	850,381

MEDIA - 4.4%
365,445	*	AMC Networks, Inc	19,518
810		Cable One, Inc	576
1,152,711		CBS Corp (Class B)	73,520
42,402	*	Charter Communications, Inc	14,283
10,801,328		Comcast Corp (Class A)	420,388
518,300	*	Discovery Communications, Inc (Class A)	13,388
378,941	*	DISH Network Corp (Class A)	23,782
1,824,248		Interpublic Group of Cos, Inc	44,877
5,805	*	Lions Gate Entertainment Corp (Class A)	164
10,999	*	Lions Gate Entertainment Corp (Class B)	289
298,950	*	Live Nation, Inc	10,418
230

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
251	*	Madison Square Garden Co	$49
39,854		Omnicom Group, Inc	3,304
5,033		Regal Entertainment Group (Class A)	103
316,754		Scripps Networks Interactive (Class A)	21,637
241,125	e	Sirius XM Holdings, Inc	1,319
1,264,313		Time Warner, Inc	126,950
9,210		Twenty-First Century Fox, Inc	261
3,897		Twenty-First Century Fox, Inc (Class B)	109
757,400		Viacom, Inc (Class B)	25,426
2,124,618		Walt Disney Co	225,740
		TOTAL MEDIA	1,026,101

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
1,008,769		AbbVie, Inc	73,146
16,614	*	Acadia Pharmaceuticals, Inc	463
13,520		Agilent Technologies, Inc	802
6,605	*,e	Agios Pharmaceuticals, Inc	340
17,059	*	Akorn, Inc	572
916,019	*	Alexion Pharmaceuticals, Inc	111,452
26,233	*	Alkermes plc	1,521
829,590		Allergan plc	201,665
11,261	*	Alnylam Pharmaceuticals, Inc	898
414,443		Amgen, Inc	71,379
230,000		Bayer AG.	29,810
300,722	*	Biogen Idec, Inc	81,604
1,006,734	*	BioMarin Pharmaceutical, Inc	91,432
6,364		Bio-Techne Corp	748
59,821	*	Bioverativ, Inc	3,599
593,746		Bristol-Myers Squibb Co	33,084
6,536		Bruker BioSciences Corp	188
1,826,641	*	Celgene Corp	237,226
107,411	*	Charles River Laboratories International, Inc	10,865
889,742		Eli Lilly & Co	73,226
49,752	*	Exelixis, Inc	1,225
1,220,634		Gilead Sciences, Inc	86,396
652,586	*	Illumina, Inc	113,237
44,835	*	Incyte Corp	5,645
3,077	*,e	Intercept Pharmaceuticals, Inc	373
6,735	*,e	Intrexon Corp	162
21,262	*	Ionis Pharmaceuticals, Inc	1,082
282,769		Ipsen	38,693
227,316	*	Jazz Pharmaceuticals plc	35,348
526,683		Johnson & Johnson	69,675
260,480		Lonza Group AG.	56,424
25,997		Merck & Co, Inc	1,666
4,364	*	Mettler-Toledo International, Inc	2,568
618,400	*	Mylan NV	24,006
73,052	*	Neurocrine Biosciences, Inc	3,360
661,317		Novo Nordisk AS	28,415
6,311	*,e	Opko Health, Inc	42
5,788	*	Patheon NV	202
3,583		PerkinElmer, Inc	244
231

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
371,100		Pfizer, Inc	$12,465
12,996		QIAGEN NV	436
239,394	*	Quintiles Transnational Holdings, Inc	21,426
153,278	*	Regeneron Pharmaceuticals, Inc	75,281
16,477	*	Seattle Genetics, Inc	853
6,392	*	TESARO, Inc	894
30,358		Thermo Fisher Scientific, Inc	5,297
722,626	*	Vertex Pharmaceuticals, Inc	93,125
93,241	*	Waters Corp	17,141
3,019,429		Zoetis, Inc	188,352
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,908,053

REAL ESTATE - 0.8%
296,725		American Tower Corp	39,263
96,296		Boston Properties, Inc	11,846
816,937	*	CBRE Group, Inc	29,737
5,842		Coresite Realty	605
247,246		Crown Castle International Corp	24,769
20,939		CubeSmart	503
13,103		CyrusOne, Inc	730
19,287		Digital Realty Trust, Inc	2,178
20,241		Douglas Emmett, Inc	773
13,339		DuPont Fabros Technology, Inc	816
13,398		Equinix, Inc	5,750
123,520		Equity Lifestyle Properties, Inc	10,665
17,788		Extra Space Storage, Inc	1,387
4,813		Federal Realty Investment Trust	608
327,051		Gaming and Leisure Properties, Inc	12,320
2,650		Hudson Pacific Properties	91
39,508		Iron Mountain, Inc	1,358
12,760		Lamar Advertising Co	939
870,000		MGM Growth Properties LLC	25,395
105,144		Outfront Media, Inc	2,431
25,516		Public Storage, Inc	5,321
20,694	*	SBA Communications Corp	2,792
48,586		Simon Property Group, Inc	7,859
1,035		Tanger Factory Outlet Centers, Inc	27
5,062		Taubman Centers, Inc	301
		TOTAL REAL ESTATE	188,464

RETAILING - 9.7%
3,253		Advance Auto Parts, Inc	379
918,299	*	Amazon.com, Inc	888,913
500,000	*	ASOS plc	37,425
32,679	*	AutoZone, Inc	18,642
201,300		Best Buy Co, Inc	11,540
81,118	*	Burlington Stores, Inc	7,462
961,836	*	Carmax, Inc	60,653
765,152	*	Ctrip.com International Ltd (ADR)	41,211
522,799		Dick’s Sporting Goods, Inc	20,823
336,413		Dollar General Corp	24,252
265,604	*	Dollar Tree, Inc	18,571
232

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
989,329		Expedia, Inc	$147,361
76,932		Fast Retailing Co Ltd	25,728
1,766	*	Floor & Decor Holdings, Inc	69
1,576		Foot Locker, Inc	78
494,300		GameStop Corp (Class A)	10,682
2,072		Gap, Inc	46
9,331		Genuine Parts Co	865
4,001,000	*	Groupon, Inc	15,364
2,508,728		Home Depot, Inc	384,839
400,000		Industria De Diseno Textil S.A.	15,362
6,624		L Brands, Inc	357
1,734	*	Liberty Expedia Holdings, Inc	94
2,377,948	*	Liberty Interactive Corp	58,355
344,238	*	LKQ Corp	11,343
1,027,416		Lowe’s Companies, Inc	79,655
15,314	*	Michaels Cos, Inc	284
776,355	*	NetFlix, Inc	115,995
20,136	e	Nordstrom, Inc	963
15,410	*	O’Reilly Automotive, Inc	3,371
58,932	*	Priceline.com, Inc	110,234
331,015		Ross Stores, Inc	19,109
8,204	*	Sally Beauty Holdings, Inc	166
315,000		Tiffany & Co	29,569
889,747		TJX Companies, Inc	64,213
22,174		Tractor Supply Co	1,202
8,947	*	TripAdvisor, Inc	342
10,180	*	Ulta Beauty, Inc	2,925
819,400	*	Urban Outfitters, Inc	15,192
6,607	*	Wayfair, Inc	508
29,458		Williams-Sonoma, Inc	1,429
		TOTAL RETAILING	2,245,571

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
1,158,587	*,e	Advanced Micro Devices, Inc	14,459
62,350		Analog Devices, Inc	4,851
4,558,188		Applied Materials, Inc	188,299
1,306,130		Broadcom Ltd	304,394
11,343	*	Cavium, Inc	705
528,969		Cypress Semiconductor Corp	7,220
399,900		Intel Corp	13,493
314,420		Kla-Tencor Corp	28,772
629,383		Lam Research Corp	89,014
402,670		Maxim Integrated Products, Inc	18,080
227,018		Microchip Technology, Inc	17,521
136,461	*	Micron Technology, Inc	4,075
162,753	*	Microsemi Corp	7,617
665,112		NVIDIA Corp	96,148
32,526	*	NXP Semiconductors NV	3,560
67,832	*	ON Semiconductor Corp	952
11,357	*	Qorvo, Inc	719
248,400		Qualcomm, Inc	13,717
67,087		Skyworks Solutions, Inc	6,437
233

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
31,956		Teradyne, Inc	$960
401,133		Texas Instruments, Inc	30,859
1,702		Versum Materials, Inc	55
40,591		Xilinx, Inc	2,611
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	854,518

SOFTWARE & SERVICES - 29.1%
513,210		Accenture plc	63,474
1,579,254		Activision Blizzard, Inc	90,918
2,536,713	*	Adobe Systems, Inc	358,793
8,364		Alliance Data Systems Corp	2,147
441,291	*	Alphabet, Inc (Class A)	410,259
914,325	*	Alphabet, Inc (Class C)	830,875
356,691		Amdocs Ltd	22,992
14,703	*	Ansys, Inc	1,789
12,588	*	Atlassian Corp plc	443
29,271	*	Autodesk, Inc	2,951
86,081		Automatic Data Processing, Inc	8,820
160,000	*	Baidu, Inc (ADR)	28,618
4,958	*	Black Knight Financial Services, Inc	203
271,917		Booz Allen Hamilton Holding Co	8,848
139,488		Broadridge Financial Solutions, Inc	10,540
47,743	*	Cadence Design Systems, Inc	1,599
112,349		CDK Global, Inc	6,972
239,800	*	Check Point Software Technologies	26,157
500,000	*	Cimpress NV	47,265
382,184	*	Citrix Systems, Inc	30,414
179,978		Cognizant Technology Solutions Corp (Class A)	11,951
5,533	*	CoStar Group, Inc	1,458
445,785		CSRA, Inc	14,154
213,037	*	Dell Technologies, Inc-VMware Inc	13,019
97,880		DST Systems, Inc	6,039
784,703	*	DXC Technology Co	60,202
3,332,682	*	eBay, Inc	116,377
400,314	*	Electronic Arts, Inc	42,321
8,611	*	Euronet Worldwide, Inc	752
5,182,669	*	Facebook, Inc	782,479
235,042		Fidelity National Information Services, Inc	20,073
499,054	*	First American Corp	21,649
720,315	*	First Data Corp	13,110
36,554	*	Fiserv, Inc	4,472
295,821	*	FleetCor Technologies, Inc	42,660
25,348	*	Fortinet, Inc	949
344,937	*	Gartner, Inc	42,603
446,013		Genpact Ltd	12,413
260,461		Global Payments, Inc	23,525
74,088	*	GoDaddy, Inc	3,143
1,000,000	*	GrubHub, Inc	43,600
5,017	*	Guidewire Software, Inc	345
1,591,726	*	IAC/InterActiveCorp	164,330
496,430		International Business Machines Corp	76,366
3,137,979		Intuit, Inc	416,755
13,338		Jack Henry & Associates, Inc	1,385
234

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
233,700		Leidos Holdings, Inc	$12,080
66,737		LogMeIn, Inc	6,974
11,892	*	Manhattan Associates, Inc	571
2,246,494		MasterCard, Inc (Class A)	272,837
6,302	*,e	Match Group, Inc	109
14,132,957		Microsoft Corp	974,185
94,500		Netease.com (ADR)	28,409
2,099,811		Oracle Corp	105,285
38,860	*,e	Pandora Media, Inc	347
55,439		Paychex, Inc	3,157
4,646,050	*	PayPal Holdings, Inc	249,353
19,756	*	PTC, Inc	1,089
717,942	*	Red Hat, Inc	68,743
28,012		Sabre Corp	610
3,203,652	*	salesforce.com, Inc	277,436
884,596	g	Scout24 AG.	32,539
228,814	*	ServiceNow, Inc	24,254
23,709	*	Splunk, Inc	1,349
38,232	*	Square, Inc	897
230,576		SS&C Technologies Holdings, Inc	8,856
106,396		Symantec Corp	3,006
72,211	*	Synopsys, Inc	5,266
10,299	*	Tableau Software, Inc	631
104,890	*	Take-Two Interactive Software, Inc	7,697
4,809,203		Tencent Holdings Ltd	172,530
420,200	*	Teradata Corp	12,392
314,459		Total System Services, Inc	18,317
7,272	*	Twitter, Inc	130
5,937	*	Tyler Technologies, Inc	1,043
4,900	*,e	Ultimate Software Group, Inc	1,029
209,461	*	Vantiv, Inc	13,267
15,124	*	VeriSign, Inc	1,406
5,174,584		Visa, Inc (Class A)	485,272
296,296	*,e	VMware, Inc (Class A)	25,905
81,278		Western Union Co	1,548
5,396	*	WEX, Inc	563
74,771	*	Workday, Inc	7,253
6,265	*	Zillow Group, Inc	306
12,541	*	Zillow Group, Inc (Class C)	615
		TOTAL SOFTWARE & SERVICES	6,717,463

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
51,539		Amphenol Corp (Class A)	3,805
7,612,795	d	Apple, Inc	1,096,395
9,114	*	Arista Networks, Inc	1,365
373,100	*	ARRIS International plc	10,454
26,396		CDW Corp	1,651
417,200	*	Ciena Corp	10,438
14,293		Cognex Corp	1,213
31,509	*	Coherent, Inc	7,089
420,901	*	CommScope Holding Co, Inc	16,007
128,317		Corning, Inc	3,856
235

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)
88,064	*	F5 Networks, Inc	$11,189
12,465		Flir Systems, Inc	432
5,388		Harris Corp	588
6,190	*	IPG Photonics Corp	898
222,400	*	Lumentum Holdings, Inc	12,688
103,946		Motorola, Inc	9,016
14,338		National Instruments Corp	577
240,164	*	NCR Corp	9,808
40,044		NetApp, Inc	1,604
105,036	*	Palo Alto Networks, Inc	14,055
34,159	*	Trimble Navigation Ltd	1,218
7,159		Universal Display Corp	782
309,577		Western Digital Corp	27,429
33,624	*	Zebra Technologies Corp (Class A)	3,380
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,245,937

TELECOMMUNICATION SERVICES - 0.7%
680,100		AT&T, Inc	25,660
326,900	e	CenturyLink, Inc	7,807
1,643,700	*	T-Mobile US, Inc	99,641
656,958		Verizon Communications, Inc	29,340
254,412	*	Zayo Group Holdings, Inc	7,861
		TOTAL TELECOMMUNICATION SERVICES	170,309

TRANSPORTATION - 2.6%
170,766		Alaska Air Group, Inc	15,328
33,191		American Airlines Group, Inc	1,670
24,154		CH Robinson Worldwide, Inc	1,659
391		Copa Holdings S.A. (Class A)	46
319,666		CSX Corp	17,441
2,219,057		Delta Air Lines, Inc	119,252
21,809		Expeditors International of Washington, Inc	1,232
542,007		FedEx Corp	117,794
14,912		J.B. Hunt Transport Services, Inc	1,363
7,195		Landstar System, Inc	616
6,556		Old Dominion Freight Line	624
604,139		Southwest Airlines Co	37,541
600,000	*	Spirit Airlines, Inc	30,990
1,973,177		Union Pacific Corp	214,899
115,200	*	United Continental Holdings, Inc	8,669
221,945		United Parcel Service, Inc (Class B)	24,545
13,993	*	XPO Logistics, Inc	904
		TOTAL TRANSPORTATION	594,573

UTILITIES - 0.0%
10,158		NRG Energy, Inc	175
		TOTAL UTILITIES	175
		TOTAL COMMON STOCKS	22,908,989
		(Cost $17,842,365)
236

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 0.0%
$175,000		Federal Home Loan Bank (FHLB)	0.871%	07/14/17	$175
		TOTAL GOVERNMENT AGENCY DEBT			175

TREASURY DEBT - 1.0%
32,900,000		United States Treasury Bill	0.788	07/27/17	32,882
26,000,000		United States Treasury Bill	0.912	08/03/17	25,981
61,050,000		United States Treasury Bill	0.927-0.938	09/14/17	60,933
50,000,000		United States Treasury Bill	0.959	09/21/17	49,893
50,000,000		United States Treasury Bill	0.999	09/28/17	49,878
		TOTAL TREASURY DEBT			219,567

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
97,727,298	c	State Street Navigator Securities Lending Government Money Market Portfolio			97,727
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			97,727

		TOTAL SHORT-TERM INVESTMENTS			317,469
		(Cost $317,462)
		TOTAL INVESTMENTS - 100.5%			23,226,458
		(Cost $18,159,827)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(118,659)
		NET ASSETS - 100.0%			$23,107,799

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $95,566,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/17, the aggregate value of these securities was $61,736,000 or 0.3% of net assets.

Cost amounts are in thousands.

237

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2017

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.0%
67,741		Adient plc	$4,429
60,325	*	American Axle & Manufacturing Holdings, Inc	941
153,664		BorgWarner, Inc	6,509
37,696		Cooper Tire & Rubber Co	1,361
12,534	*	Cooper-Standard Holding, Inc	1,264
105,026		Dana Holding Corp	2,345
194,598		Delphi Automotive plc	17,056
19,677	*	Dorman Products, Inc	1,629
2,832,335		Ford Motor Co	31,694
25,297	*	Fox Factory Holding Corp	900
996,134		General Motors Co	34,795
205,475		Gentex Corp	3,898
26,543	*	Gentherm, Inc	1,030
180,979		Goodyear Tire & Rubber Co	6,327
126,967		Harley-Davidson, Inc	6,859
18,367	*	Horizon Global Corp	264
17,506		LCI Industries, Inc	1,793
49,826		Lear Corp	7,079
36,302	*	Modine Manufacturing Co	601
13,147	*	Motorcar Parts of America, Inc	371
5,808	*	Shiloh Industries, Inc	68
24,709		Spartan Motors, Inc	219
15,087		Standard Motor Products, Inc	788
20,247	*	Stoneridge, Inc	312
17,815		Superior Industries International, Inc	366
38,429		Tenneco, Inc	2,222
94,472	*	Tesla, Inc	34,162
35,644		Thor Industries, Inc	3,725
15,398		Tower International, Inc	346
23,581	*	Visteon Corp	2,407
14,882	*	VOXX International Corp (Class A)	122
22,457		Winnebago Industries, Inc	786
		TOTAL AUTOMOBILES & COMPONENTS	176,668

BANKS - 6.8%
12,408		1st Source Corp	595
10,115		Access National Corp	268
4,570		ACNB Corp	139
7,958	*	Allegiance Bancshares, Inc	305
5,882		American National Bankshares, Inc	217
26,136		Ameris Bancorp	1,260
7,069	e	Ames National Corp	216
7,714		Arrow Financial Corp	244
2,122	*	ASB Bancorp, Inc	93
238

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
110,942		Associated Banc-Corp	$2,796
66,701		Astoria Financial Corp	1,344
14,762	*	Atlantic Capital Bancshares, Inc	280
31,112	e	Banc of California, Inc	669
5,787		Bancfirst Corp	559
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	588
62,103		Bancorpsouth, Inc	1,894
34,155		Bank Mutual Corp	313
7,245,516		Bank of America Corp	175,776
11,787	*	Bank of Commerce Holdings	130
31,633		Bank of Hawaii Corp	2,625
3,864		Bank of Marin Bancorp	238
38,856		Bank of NT Butterfield & Son Ltd	1,325
82,422		Bank of the Ozarks, Inc	3,863
12,265		BankFinancial Corp	183
74,384		BankUnited	2,507
3,897		Bankwell Financial Group, Inc	122
23,725		Banner Corp	1,341
11,016		Bar Harbor Bankshares	339
588,833		BB&T Corp	26,739
7,059		BCB Bancorp, Inc	108
15,407		Bear State Financial, Inc	146
51,465		Beneficial Bancorp, Inc	772
22,749		Berkshire Hills Bancorp, Inc	800
17,706		Blue Hills Bancorp, Inc	317
43,167	*,e	BofI Holding, Inc	1,024
18,057		BOK Financial Corp	1,519
59,217		Boston Private Financial Holdings, Inc	909
13,328		Bridge Bancorp, Inc	444
54,590		Brookline Bancorp, Inc	797
12,987		Bryn Mawr Bank Corp	552
6,346	*	BSB Bancorp, Inc	186
2,353		C&F Financial Corp	110
6,593	*	Cadence BanCorp	144
11,436		Camden National Corp	491
1		Canadian Imperial Bank of Commerce/Canada	0	^
20,990		Capital Bank Financial Corp	800
9,158		Capital City Bank Group, Inc	187
92,364		Capitol Federal Financial	1,312
5,956	*	Capstar Financial Holdings, Inc	106
10,298		Carolina Financial Corp	333
54,668		Cathay General Bancorp	2,075
38,989		Centerstate Banks of Florida, Inc	969
21,511		Central Pacific Financial Corp	677
6,214		Central Valley Community Bancorp	138
2,245		Century Bancorp, Inc	143
9,348		Charter Financial Corp	168
48,933		Chemical Financial Corp	2,369
2,189		Chemung Financial Corp	89
146,863		CIT Group, Inc	7,152
2,004,257		Citigroup, Inc	134,045
9,568		Citizens & Northern Corp	223
368,205		Citizens Financial Group, Inc	13,138
239

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,955		City Holding Co	$722
7,262		Civista Bancshares, Inc	152
16,962		Clifton Bancorp, Inc	280
9,772		CNB Financial Corp	234
26,184		CoBiz, Inc	456
5,854		Codorus Valley Bancorp, Inc	166
42,696		Columbia Banking System, Inc	1,701
127,987		Comerica, Inc	9,374
64,734		Commerce Bancshares, Inc	3,679
4,712	*	Commerce Union Bancshares, Inc	112
35,397		Community Bank System, Inc	1,974
15,668	*	Community Bankers Trust Corp	129
2,846	*	Community Financial Corp	110
11,638		Community Trust Bancorp, Inc	509
21,722		ConnectOne Bancorp, Inc	490
3,700		County Bancorp, Inc	89
12,656	*	CU Bancorp	457
40,574		Cullen/Frost Bankers, Inc	3,810
19,196	*	Customers Bancorp, Inc	543
75,634		CVB Financial Corp	1,696
23,810		Dime Community Bancshares	467
2,089		DNB Financial Corp	72
22,688	*	Eagle Bancorp, Inc	1,436
104,445		East West Bancorp, Inc	6,118
4,525	*,e	Entegra Financial Corp	103
6,481		Enterprise Bancorp, Inc	230
16,077		Enterprise Financial Services Corp	656
7,477	*	Equity Bancshares, Inc	229
6,121		ESSA Bancorp, Inc	90
55,323	*	Essent Group Ltd	2,055
3,168		Evans Bancorp, Inc	127
3,327		Farmers & Merchants Bancorp, Inc	206
5,336		Farmers Capital Bank Corp	206
18,150		Farmers National Banc Corp	263
4,563	*	FB Financial Corp	165
25,303	*	FCB Financial Holdings, Inc	1,208
6,481		Federal Agricultural Mortgage Corp (Class C)	419
15,456		Fidelity Southern Corp	353
545,739		Fifth Third Bancorp	14,167
10,211		Financial Institutions, Inc	304
17,372		First Bancorp (NC)	543
114,850	*	First Bancorp (Puerto Rico)	665
6,485		First Bancorp, Inc	175
6,018	e	First Bancshares, Inc	166
23,093		First Busey Corp	677
6,176		First Business Financial Services, Inc	143
5,431		First Citizens Bancshares, Inc (Class A)	2,024
69,402		First Commonwealth Financial Corp	880
12,139		First Community Bancshares, Inc	332
9,229	*	First Community Financial Partners, Inc	119
10,568		First Connecticut Bancorp	271
7,726		First Defiance Financial Corp	407
240

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
44,691		First Financial Bancorp	$1,238
46,159	e	First Financial Bankshares, Inc	2,040
8,330		First Financial Corp	394
6,257		First Financial Northwest, Inc	101
19,660	*	First Foundation, Inc	323
2,748	e	First Guaranty Bancshares, Inc	75
38,811		First Hawaiian, Inc	1,188
168,308		First Horizon National Corp	2,932
4,089		First Internet Bancorp	115
18,329		First Interstate Bancsystem, Inc	682
29,933		First Merchants Corp	1,201
7,120		First Mid-Illinois Bancshares, Inc	244
73,424		First Midwest Bancorp, Inc	1,711
7,602	*	First Northwest Bancorp	120
15,462		First of Long Island Corp	442
113,598		First Republic Bank	11,371
15,789	*	Flagstar Bancorp, Inc	487
20,105		Flushing Financial Corp	567
3,521	*	FNB Bancorp	97
228,101		FNB Corp	3,230
8,854	*	Franklin Financial Network, Inc	365
125,735		Fulton Financial Corp	2,389
14,703		German American Bancorp, Inc	501
55,696		Glacier Bancorp, Inc	2,039
7,809		Great Southern Bancorp, Inc	418
42,914		Great Western Bancorp, Inc	1,751
14,667	*	Green Bancorp, Inc	285
2,003	e	Greene County Bancorp, Inc	54
16,942		Guaranty Bancorp	461
1,224		Guaranty Bancshares, Inc	39
59,807		Hancock Holding Co	2,931
23,963		Hanmi Financial Corp	682
9,284	*	HarborOne Bancorp, Inc	185
17,800		Heartland Financial USA, Inc	838
25,661		Heritage Commerce Corp	354
22,188		Heritage Financial Corp	588
54,190		Hilltop Holdings, Inc	1,420
997		Hingham Institution for Savings	181
4,264		Home Bancorp, Inc	181
92,162		Home Bancshares, Inc	2,295
15,022	*	HomeStreet, Inc	416
13,541	*	HomeTrust Bancshares, Inc	330
93,574		Hope Bancorp, Inc	1,745
15,512		Horizon Bancorp	409
6,001	*	Howard Bancorp, Inc	116
785,215		Huntington Bancshares, Inc	10,616
36,435		IBERIABANK Corp	2,969
6,123	*	Impac Mortgage Holdings, Inc	93
19,246		Independent Bank Corp (MA)	1,283
17,558		Independent Bank Corp (MI)	382
12,630		Independent Bank Group, Inc	751
40,567		International Bancshares Corp	1,422
5,550	*,e	Investar Holding Corp	127
241

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
186,863		Investors Bancorp, Inc	$2,496
2,572,756		JPMorgan Chase & Co	235,150
63,473		Kearny Financial Corp	943
792,674		Keycorp	14,855
32,502		Lakeland Bancorp, Inc	613
18,387		Lakeland Financial Corp	844
6,780		LCNB Corp	136
33,647		LegacyTexas Financial Group, Inc	1,283
4,628	*,e	LendingTree, Inc	797
14,926	e	Live Oak Bancshares, Inc	361
105,042		M&T Bank Corp	17,012
19,210		Macatawa Bank Corp	183
16,944		MainSource Financial Group, Inc	568
4,666	*	Malvern Bancorp, Inc	112
58,413		MB Financial, Inc	2,572
13,586		MBT Financial Corp	132
12,428		Mercantile Bank Corp	391
35,757		Meridian Bancorp, Inc	604
6,858		Meta Financial Group, Inc	610
267,096	*	MGIC Investment Corp	2,991
1,778	e	Middlefield Banc Corp	90
10,800		Midland States Bancorp, Inc	362
6,195		Midsouth Bancorp, Inc	73
7,821		MidWestOne Financial Group, Inc	265
3,816		MutualFirst Financial, Inc	136
19,324		National Bank Holdings Corp	640
5,351	e	National Bankshares, Inc	218
7,588	*	National Commerce Corp	300
20,936	*	Nationstar Mortgage Holdings, Inc	375
31,726		NBT Bancorp, Inc	1,172
345,387		New York Community Bancorp, Inc	4,535
6,480	*	Nicolet Bankshares, Inc	355
38,864	*	NMI Holdings, Inc	445
5,235		Northeast Bancorp	107
33,024		Northfield Bancorp, Inc	566
5,019		Northrim BanCorp, Inc	153
69,442		Northwest Bancshares, Inc	1,084
2,950	*,e	Norwood Financial Corp	125
22,825		OceanFirst Financial Corp	619
33,903	e	OFG Bancorp	339
3,155	e	Ohio Valley Banc Corp	114
6,461		Old Line Bancshares, Inc	182
90,192		Old National Bancorp	1,556
2,349		Old Point Financial Corp	77
21,667		Old Second Bancorp, Inc	250
14,808		Opus Bank	358
26,521		Oritani Financial Corp	452
5,318		Orrstown Financial Services, Inc	122
14,467		Pacific Continental Corp	370
11,579	*	Pacific Mercantile Bancorp	102
28,237	*	Pacific Premier Bancorp, Inc	1,042
85,767		PacWest Bancorp	4,005
242

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
3,093	*	Paragon Commercial Corp	$162
9,690		Park National Corp	1,005
38,548		Park Sterling Bank	458
3,798	*,e	Parke Bancorp, Inc	85
13,465	*	PCSB Financial Corp	230
11,582		Peapack Gladstone Financial Corp	362
2,964		Penns Woods Bancorp, Inc	122
9,540	*	PennyMac Financial Services, Inc	159
2,960		Peoples Bancorp of North Carolina, Inc	94
12,623		Peoples Bancorp, Inc	406
5,712		Peoples Financial Services Corp	250
249,097		People’s United Financial, Inc	4,399
9,341		People’s Utah Bancorp	250
36,552	*	PHH Corp	503
51,567		Pinnacle Financial Partners, Inc	3,238
351,889		PNC Financial Services Group, Inc	43,940
72,890		Popular, Inc	3,040
8,859		Preferred Bank	474
6,765		Premier Financial Bancorp, Inc	139
48,016		Prosperity Bancshares, Inc	3,085
3,260	*	Provident Bancorp, Inc	73
4,497		Provident Financial Holdings, Inc	87
45,191		Provident Financial Services, Inc	1,147
6,101		Prudential Bancorp, Inc	111
8,729		QCR Holdings, Inc	414
158,112		Radian Group, Inc	2,585
873,329		Regions Financial Corp	12,786
30,881		Renasant Corp	1,351
6,104		Republic Bancorp, Inc (Class A)	218
34,776	*,e	Republic First Bancorp, Inc	322
13,238		Riverview Bancorp, Inc	88
25,676		S&T Bancorp, Inc	921
17,394		Sandy Spring Bancorp, Inc	707
28,631	*	Seacoast Banking Corp of Florida	690
32,848		ServisFirst Bancshares, Inc	1,212
8,913		Shore Bancshares, Inc	147
8,511		SI Financial Group, Inc	137
8,919		Sierra Bancorp	219
39,194	*	Signature Bank	5,626
22,158		Simmons First National Corp (Class A)	1,172
5,382	*	SmartFinancial, Inc	129
20,830		South State Corp	1,785
4,079	*	Southern First Bancshares, Inc	151
4,139		Southern Missouri Bancorp, Inc	134
8,140		Southern National Bancorp of Virginia, Inc	143
20,043		Southside Bancshares, Inc	700
13,968		Southwest Bancorp, Inc	357
26,403		State Bank & Trust Co	716
94,618		Sterling Bancorp/DE	2,200
16,305		Stock Yards Bancorp, Inc	634
9,949		Stonegate Bank	459
6,101		Summit Financial Group, Inc	134
8,249		Sun Bancorp, Inc	203
243

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,047	*	Sunshine Bancorp, Inc	$108
351,264		SunTrust Banks, Inc	19,924
38,070	*	SVB Financial Group	6,692
89,743		Synovus Financial Corp	3,970
116,646		TCF Financial Corp	1,859
5,870		Territorial Bancorp, Inc	183
35,836	*	Texas Capital Bancshares, Inc	2,774
40,993		TFS Financial Corp	634
35,393	*	The Bancorp, Inc	268
4,645		Timberland Bancorp, Inc	117
10,641		Tompkins Trustco, Inc	838
41,087		TowneBank	1,265
15,762		Trico Bancshares	554
16,178	*	Tristate Capital Holdings, Inc	408
10,668	*	Triumph Bancorp, Inc	262
71,043		Trustco Bank Corp NY	551
49,168		Trustmark Corp	1,581
5,127	e	Two River Bancorp	95
32,550		UMB Financial Corp	2,437
161,706		Umpqua Holdings Corp	2,969
31,837		Union Bankshares Corp	1,079
2,885	e	Union Bankshares, Inc	137
72,013		United Bankshares, Inc	2,823
51,942		United Community Banks, Inc	1,444
34,307		United Community Financial Corp	285
36,948		United Financial Bancorp, Inc (New)	617
9,461	*	United Security Bancshares	87
5,346		Unity Bancorp, Inc	92
19,117		Univest Corp of Pennsylvania	573
1,151,249		US Bancorp	59,773
184,651		Valley National Bancorp	2,181
10,468	*	Veritex Holdings, Inc	276
19,235	*	Walker & Dunlop, Inc	939
64,862		Washington Federal, Inc	2,153
10,818		Washington Trust Bancorp, Inc	558
5,982		WashingtonFirst Bankshares, Inc	207
19,189		Waterstone Financial, Inc	362
67,195		Webster Financial Corp	3,509
3,267,750		Wells Fargo & Co	181,066
30,103		WesBanco, Inc	1,190
11,970		West Bancorporation, Inc	283
18,981	e	Westamerica Bancorporation	1,064
70,578	*	Western Alliance Bancorp	3,472
19,137		Western New England Bancorp, Inc	194
38,890		Wintrust Financial Corp	2,973
144,782	*	WMIH Corp	181
21,617		WSFS Financial Corp	980
3,104	*	Xenith Bankshares, Inc	96
145,397		Zions Bancorporation	6,384
		TOTAL BANKS	1,254,212
244

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
CAPITAL GOODS - 7.7%
421,775		3M Co	$87,809
104,391		A.O. Smith Corp	5,880
29,877		Aaon, Inc	1,101
23,226		AAR Corp	807
43,959		Actuant Corp (Class A)	1,081
31,787		Acuity Brands, Inc	6,462
24,758		Advanced Drainage Systems, Inc	498
110,795	*	Aecom Technology Corp	3,582
24,436	*	Aegion Corp	535
49,582	*	Aerojet Rocketdyne Holdings, Inc	1,031
14,335	*	Aerovironment, Inc	548
48,271		AGCO Corp	3,253
69,836		Air Lease Corp	2,609
34,921		Aircastle Ltd	760
6,904		Alamo Group, Inc	627
21,082		Albany International Corp (Class A)	1,126
69,239		Allegion plc	5,617
4,493		Allied Motion Technologies, Inc	122
96,491		Allison Transmission Holdings, Inc	3,619
20,276		Altra Holdings, Inc	807
13,776	*	Ameresco, Inc	106
5,806	e	American Railcar Industries, Inc	222
10,171	*	American Woodmark Corp	972
164,940		Ametek, Inc	9,990
20,270		Apogee Enterprises, Inc	1,152
27,154		Applied Industrial Technologies, Inc	1,603
283,755		Arconic, Inc	6,427
10,471		Argan, Inc	628
17,658	*	Armstrong Flooring, Inc	317
31,329	*	Armstrong World Industries, Inc	1,441
15,250		Astec Industries, Inc	847
15,755	*	Astronics Corp	480
23,836	*	Atkore International Group, Inc	537
38,585	*,e	Axon Enterprise, Inc	970
19,364		AZZ, Inc	1,081
33,400	*	Babcock & Wilcox Enterprises, Inc	393
36,264		Barnes Group, Inc	2,123
43,906	*	Beacon Roofing Supply, Inc	2,151
3,967	*,e	Blue Bird Corp	67
47,040	*	BMC Stock Holdings, Inc	1,028
413,667		Boeing Co	81,803
30,438		Briggs & Stratton Corp	734
67,070	*	Builders FirstSource, Inc	1,028
68,065		BWX Technologies, Inc	3,318
17,437	*	Caesarstone Sdot-Yam Ltd	611
12,460	*	CAI International, Inc	294
45,574		Carlisle Cos, Inc	4,348
412,656		Caterpillar, Inc	44,344
22,344	*	Chart Industries, Inc	776
72,289	e	Chicago Bridge & Iron Co NV	1,426
12,045		CIRCOR International, Inc	715
64,286	*	Colfax Corp	2,531
14,727		Columbus McKinnon Corp	374
245

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
27,143		Comfort Systems USA, Inc	$1,007
18,016	*	Commercial Vehicle Group, Inc	152
28,296	*	Continental Building Products Inc	659
35,538		Crane Co	2,821
10,574	*	CSW Industrials, Inc	409
18,660		Cubic Corp	864
115,440		Cummins, Inc	18,727
32,229		Curtiss-Wright Corp	2,958
230,933		Deere & Co	28,541
44,391	*	DigitalGlobe, Inc	1,478
9,586		DMC Global, Inc	126
95,802		Donaldson Co, Inc	4,363
16,771		Douglas Dynamics, Inc	552
112,391		Dover Corp	9,016
8,048	*	Ducommun, Inc	254
11,117	*	DXP Enterprises, Inc	384
22,099	*,e	Dycom Industries, Inc	1,978
3,733		Eastern Co	112
324,638		Eaton Corp	25,267
42,506		EMCOR Group, Inc	2,779
467,155		Emerson Electric Co	27,852
15,305		Encore Wire Corp	654
11,608	*,e	Energous Corp	189
24,905	*,e	Energy Recovery, Inc	206
31,570		EnerSys	2,287
12,394	*	Engility Holdings, Inc	352
15,803		EnPro Industries, Inc	1,128
2,576	e	EnviroStar, Inc	70
86,586		Equifax, Inc	11,899
18,556		ESCO Technologies, Inc	1,107
18,922	*	Esterline Technologies Corp	1,794
209,833		Fastenal Co	9,134
42,557		Federal Signal Corp	739
94,563		Flowserve Corp	4,391
101,648		Fluor Corp	4,653
222,913		Fortive Corp	14,122
111,518		Fortune Brands Home & Security, Inc	7,275
9,256	*	Foundation Building Materials, Inc	119
34,098		Franklin Electric Co, Inc	1,412
9,868		Freightcar America, Inc	172
30,022	*	Gardner Denver Holdings, Inc	649
28,224	e	GATX Corp	1,814
4,980	*	Gencor Industries, Inc	81
44,627	*	Generac Holdings, Inc	1,612
37,226		General Cable Corp	609
188,798		General Dynamics Corp	37,401
6,323,765		General Electric Co	170,805
22,869	*	Gibraltar Industries, Inc	815
16,574		Global Brass & Copper Holdings, Inc	506
17,148	*	GMS, Inc	482
14,132		Gorman-Rupp Co	360
39,933		Graco, Inc	4,364
246

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,763		Graham Corp	$153
29,395		Granite Construction, Inc	1,418
44,924	*	Great Lakes Dredge & Dock Corp	193
19,838	e	Greenbrier Cos, Inc	917
20,793		Griffon Corp	456
23,777		H&E Equipment Services, Inc	485
8,975		Hardinge, Inc	111
59,172	*	Harsco Corp	953
26,381	*	HC2 Holdings, Inc	155
145,889	*	HD Supply Holdings, Inc	4,469
18,097		HEICO Corp	1,300
34,908		HEICO Corp (Class A)	2,166
17,889	*	Herc Holdings, Inc	703
65,563		Hexcel Corp	3,461
44,280		Hillenbrand, Inc	1,599
553,846		Honeywell International, Inc	73,822
39,894		Hubbell, Inc	4,515
32,812		Huntington Ingalls	6,108
4,796		Hurco Cos, Inc	167
16,053	*	Huttig Building Products, Inc	113
7,224		Hyster-Yale Materials Handling, Inc	507
55,241		IDEX Corp	6,243
5,334	*	IES Holdings, Inc	97
221,203		Illinois Tool Works, Inc	31,687
185,854		Ingersoll-Rand plc	16,985
13,472		Insteel Industries, Inc	444
62,449		ITT, Inc	2,509
87,075		Jacobs Engineering Group, Inc	4,736
15,238	*	JELD-WEN Holding, Inc	495
22,550		John Bean Technologies Corp	2,210
679,520		Johnson Controls International plc	29,464
8,084		Kadant, Inc	608
19,992		Kaman Corp	997
104,383		KBR, Inc	1,589
56,290		Kennametal, Inc	2,106
35,741	*,e	KEYW Holding Corp, The	334
37,311	*	KLX, Inc	1,866
50,983	*	Kratos Defense & Security Solutions, Inc	605
56,128		L3 Technologies, Inc	9,378
4,456	*	Lawson Products, Inc	99
13,681	*,e	Layne Christensen Co	120
5,677	*	LB Foster Co (Class A)	122
28,023		Lennox International, Inc	5,146
42,666		Lincoln Electric Holdings, Inc	3,929
7,711		Lindsay Corp	688
182,238		Lockheed Martin Corp	50,591
16,944		LSI Industries, Inc	153
12,223	*	Lydall, Inc	632
90,522		Manitowoc Co, Inc	544
231,722		Masco Corp	8,854
21,549	*	Masonite International Corp	1,627
48,078	*	Mastec, Inc	2,171
33,690	*	Mercury Systems, Inc	1,418
247

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
60,412	*	Meritor, Inc	$1,003
41,045	*	Middleby Corp	4,987
31,692	*	Milacron Holdings Corp	557
7,280		Miller Industries, Inc	181
22,998	*	Moog, Inc (Class A)	1,649
64,419	*	MRC Global, Inc	1,064
31,901		MSC Industrial Direct Co (Class A)	2,742
40,743		Mueller Industries, Inc	1,241
114,327		Mueller Water Products, Inc (Class A)	1,335
10,993	*	MYR Group, Inc	341
3,534	e	National Presto Industries, Inc	390
35,673	*	Navistar International Corp	936
29,151	*	NCI Building Systems, Inc	487
7,962	*	Neff Corp	151
18,421	*	Nexeo Solutions, Inc	153
19,066		NN, Inc	523
41,450		Nordson Corp	5,029
117,253		Northrop Grumman Corp	30,100
6,891	*	Northwest Pipe Co	112
78,206	*	NOW, Inc	1,258
5,211	*	NV5 Holdings, Inc	221
2,354		Omega Flex, Inc	152
41,710		Orbital ATK, Inc	4,103
19,593	*	Orion Marine Group, Inc	146
53,964		Oshkosh Truck Corp	3,717
80,403		Owens Corning, Inc	5,381
249,253		PACCAR, Inc	16,461
96,075		Parker-Hannifin Corp	15,355
11,398	*	Patrick Industries, Inc	830
120,354		Pentair plc	8,008
36,380	*	PGT, Inc	466
159,236	*,e	Plug Power, Inc	325
15,949	*	Ply Gem Holdings, Inc	286
7,077		Powell Industries, Inc	226
1,801		Preformed Line Products Co	84
28,783		Primoris Services Corp	718
18,284	*	Proto Labs, Inc	1,230
25,291		Quanex Building Products Corp	535
106,691	*	Quanta Services, Inc	3,512
25,955		Raven Industries, Inc	864
211,687		Raytheon Co	34,183
16,634	*	RBC Bearings, Inc	1,693
32,248		Regal-Beloit Corp	2,630
8,757		REV Group, Inc	242
8,484	*	Revolution Lighting Technologies, Inc	56
75,228	*	Rexnord Corp	1,749
93,730		Rockwell Automation, Inc	15,181
117,337		Rockwell Collins, Inc	12,330
72,823		Roper Industries, Inc	16,861
4,597	*	Rush Enterprises, Inc	167
21,510	*	Rush Enterprises, Inc (Class A)	800
122,796	*	Sensata Technologies Holding BV	5,246
248

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
29,530		Simpson Manufacturing Co, Inc	$1,291
24,415	*	SiteOne Landscape Supply, Inc	1,271
41,780		Snap-On, Inc	6,601
7,959	*	Sparton Corp	175
87,799		Spirit Aerosystems Holdings, Inc (Class A)	5,087
30,406	*	SPX Corp	765
29,148	*	SPX FLOW, Inc	1,075
9,405		Standex International Corp	853
110,365		Stanley Works	15,532
18,886	*	Sterling Construction Co, Inc	247
16,194		Sun Hydraulics Corp	691
60,603	*,e	Sunrun, Inc	431
8,050		Supreme Industries, Inc	132
25,120	*	Teledyne Technologies, Inc	3,207
12,744		Tennant Co	940
65,568		Terex Corp	2,459
18,852		Textainer Group Holdings Ltd	273
194,331		Textron, Inc	9,153
7,401	*,e	The ExOne Company	85
24,419	*	Thermon Group Holdings	468
50,165		Timken Co	2,320
33,155		Titan International, Inc	398
11,613	*	Titan Machinery, Inc	209
76,589		Toro Co	5,307
7,431	*	TPI Composites, Inc	137
35,271		TransDigm Group, Inc	9,483
21,659	*	Trex Co, Inc	1,465
34,233	*	Trimas Corp	714
108,898		Trinity Industries, Inc	3,052
30,588		Triton International Ltd	1,023
36,497		Triumph Group, Inc	1,153
27,269	*	Tutor Perini Corp	784
6,567	*	Twin Disc, Inc	106
61,292	*	United Rentals, Inc	6,908
542,722		United Technologies Corp	66,272
74,230	*	Univar, Inc	2,168
14,766		Universal Forest Products, Inc	1,289
64,802	*	USG Corp	1,881
15,977		Valmont Industries, Inc	2,390
7,860	*	Vectrus, Inc	254
7,828	*	Veritiv Corp	352
12,845	*	Vicor Corp	230
38,251		W.W. Grainger, Inc	6,905
42,603		Wabash National Corp	936
36,818	*	WABCO Holdings, Inc	4,695
62,217	e	Wabtec Corp	5,693
21,686		Watsco, Inc	3,344
20,422		Watts Water Technologies, Inc (Class A)	1,291
93,437	*	Welbilt, Inc	1,761
39,330	*	Wesco Aircraft Holdings, Inc	427
34,751	*	WESCO International, Inc	1,991
3,392	*	Willis Lease Finance Corp	91
38,996		Woodward Governor Co	2,635
249

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
130,717		Xylem, Inc	$7,246
		TOTAL CAPITAL GOODS	1,410,072

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
40,285		ABM Industries, Inc	1,673
37,820	*	Acacia Research (Acacia Technologies)	155
77,675	*	ACCO Brands Corp	905
17,161	*	Advanced Disposal Services, Inc	390
29,069	*	Advisory Board Co	1,497
11,928	*,e	Aqua Metals, Inc	150
26,021	*	ARC Document Solutions, Inc	108
5,145		Barrett Business Services, Inc	295
4,266		BG Staffing, Inc	74
33,472		Brady Corp (Class A)	1,135
33,001		Brink’s Co	2,211
29,675	*	Casella Waste Systems, Inc (Class A)	487
35,493	*	CBIZ, Inc	532
18,496		Ceco Environmental Corp	170
62,444		Cintas Corp	7,871
38,542	*	Clean Harbors, Inc	2,152
10,504	*,e	Cogint, Inc	53
144,025	*	Copart, Inc	4,579
84,474	e	Covanta Holding Corp	1,115
7,013		CRA International, Inc	255
34,722		Deluxe Corp	2,404
26,878		Dun & Bradstreet Corp	2,907
107,512	*,m	Dyax Corp	119
20,052		Ennis, Inc	383
28,344		Essendant, Inc	420
18,006		Exponent, Inc	1,050
7,620	*	Franklin Covey Co	147
30,776	*	FTI Consulting, Inc	1,076
9,864	*	GP Strategies Corp	260
51,852		Healthcare Services Group	2,428
14,300		Heidrick & Struggles International, Inc	311
8,893	*	Heritage-Crystal Clean, Inc	141
43,782		Herman Miller, Inc	1,331
25,556	*	Hill International, Inc	133
31,637		HNI Corp	1,261
26,158	*	Hudson Technologies, Inc	221
15,850	*	Huron Consulting Group, Inc	685
13,124	*	ICF International, Inc	618
284,265	*	IHS Markit Ltd	12,519
32,837	*	Innerworkings, Inc	381
12,988		Insperity, Inc	922
44,581		Interface, Inc	876
99,519		KAR Auction Services, Inc	4,177
20,372		Kelly Services, Inc (Class A)	457
18,302		Kforce, Inc	359
25,171		Kimball International, Inc (Class B)	420
35,963		Knoll, Inc	721
37,013		Korn/Ferry International	1,278
250

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
23,849		LSC Communications, Inc	$510
48,422		Manpower, Inc	5,406
22,585		Matthews International Corp (Class A)	1,383
17,061		McGrath RentCorp	591
80,085	*,m	Media General, Inc	39
13,300	*	Mistras Group, Inc	292
31,645		Mobile Mini, Inc	945
24,011		MSA Safety, Inc	1,949
9,774		Multi-Color Corp	798
33,798	*	Navigant Consulting, Inc	668
259,314		Nielsen NV	10,025
4,961	*	NL Industries, Inc	35
36,708	*	On Assignment, Inc	1,988
6,800	*	Pendrell Corp	49
133,127		Pitney Bowes, Inc	2,010
21,796		Quad Graphics, Inc	500
167,139		Republic Services, Inc	10,652
20,546		Resources Connection, Inc	282
89,569		Robert Half International, Inc	4,293
69,157		Rollins, Inc	2,815
31,926	*	RPX Corp	445
51,083		RR Donnelley & Sons Co	641
12,140	*	SP Plus Corp	371
61,807		Steelcase, Inc (Class A)	865
60,073	*	Stericycle, Inc	4,585
20,907	*	Team, Inc	490
41,281		Tetra Tech, Inc	1,889
92,358	*	TransUnion	4,000
30,336	*	TriNet Group, Inc	993
30,958	*	TrueBlue, Inc	820
10,976		Unifirst Corp	1,544
16,280		US Ecology, Inc	822
110,251	*	Verisk Analytics, Inc	9,302
15,178		Viad Corp	717
5,586		VSE Corp	251
26,743	*	WageWorks, Inc	1,797
321,451		Waste Management, Inc	23,579
30,841		West Corp	719
5,398	*	Willdan Group, Inc	165
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	163,037

CONSUMER DURABLES & APPAREL - 1.4%
15,286		Acushnet Holdings Corp	303
39,523	*,e	American Outdoor Brands Corp	876
7,681		Bassett Furniture Industries, Inc	291
21,459	*	Beazer Homes USA, Inc	294
14,228	*	Black Diamond, Inc	95
64,612		Brunswick Corp	4,053
50,955		CalAtlantic Group, Inc	1,801
69,841		Callaway Golf Co	893
34,791		Carter’s, Inc	3,095
6,102	*	Cavco Industries, Inc	791
12,481	*	Century Communities, Inc	310
251

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
203,320		Coach, Inc	$9,625
21,051		Columbia Sportswear Co	1,222
56,978	*	CROCS, Inc	439
6,879		CSS Industries, Inc	180
6,895		Culp, Inc	224
22,861	*	Deckers Outdoor Corp	1,560
5,204	*	Delta Apparel, Inc	115
248,158		DR Horton, Inc	8,579
7,865		Escalade, Inc	103
18,783		Ethan Allen Interiors, Inc	607
5,531		Flexsteel Industries, Inc	299
31,215	*,e	Fossil Group, Inc	323
86,235		Garmin Ltd	4,401
30,360	*	G-III Apparel Group Ltd	757
74,136	*,e	GoPro, Inc	603
16,535	*	Green Brick Partners, Inc	189
263,507	e	Hanesbrands, Inc	6,103
82,076		Hasbro, Inc	9,152
19,658	*	Helen of Troy Ltd	1,850
7,913		Hooker Furniture Corp	326
93,175	*	Hovnanian Enterprises, Inc (Class A)	261
34,721	*	Iconix Brand Group, Inc	240
15,693	*	Installed Building Products Inc	831
19,406	*	iRobot Corp	1,633
3,583		Johnson Outdoors, Inc	173
94,263	*	Kate Spade & Co	1,743
60,650	e	KB Home	1,454
36,137		La-Z-Boy, Inc	1,174
96,430		Leggett & Platt, Inc	5,065
7,350		Lennar Corp (B Shares)	331
144,066		Lennar Corp (Class A)	7,682
12,635	*,e	LGI Homes, Inc	508
16,013		Libbey, Inc	129
7,210		Lifetime Brands, Inc	131
70,513	*	Lululemon Athletica, Inc	4,208
16,714	*	M/I Homes, Inc	477
13,092	*	Malibu Boats Inc	339
8,407		Marine Products Corp	131
246,470		Mattel, Inc	5,306
13,690		MCBC Holdings, Inc	268
30,607		MDC Holdings, Inc	1,081
28,574	*	Meritage Homes Corp	1,206
111,591	*	Michael Kors Holdings Ltd	4,045
45,010	*	Mohawk Industries, Inc	10,878
11,320		Movado Group, Inc	286
3,180		Nacco Industries, Inc (Class A)	225
22,756	*	Nautilus, Inc	436
6,504	*	New Home Co Inc	75
347,667		Newell Rubbermaid, Inc	18,642
961,132		Nike, Inc (Class B)	56,707
2,410	*	NVR, Inc	5,810
11,750		Oxford Industries, Inc	734
252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,860	*	Perry Ellis International, Inc	$172
56,345		Phillips-Van Heusen Corp	6,451
42,713	e	Polaris Industries, Inc	3,939
28,935		Pool Corp	3,402
211,341		Pulte Homes, Inc	5,184
40,781		Ralph Lauren Corp	3,010
27,136	*	Sequential Brands Group, Inc	108
94,686	*	Skechers U.S.A., Inc (Class A)	2,793
42,786	*	Steven Madden Ltd	1,709
12,383	e	Sturm Ruger & Co, Inc	770
5,163		Superior Uniform Group, Inc	115
43,734	*	Taylor Morrison Home Corp	1,050
33,646	*,e	Tempur Sealy International, Inc	1,796
110,068		Toll Brothers, Inc	4,349
26,487	*	TopBuild Corp	1,406
109,987	*	TRI Pointe Homes, Inc	1,451
36,963		Tupperware Corp	2,596
4,894	*	UCP, Inc (Class A)	54
135,169	*,e	Under Armour, Inc	2,725
134,677	*,e	Under Armour, Inc (Class A)	2,931
10,905	*	Unifi, Inc	336
10,485	*	Universal Electronics, Inc	701
16,444	*	Vera Bradley, Inc	161
240,753		VF Corp	13,867
41,550	*	Vista Outdoor, Inc	935
5,214		Weyco Group, Inc	145
52,545		Whirlpool Corp	10,069
17,713	*	William Lyon Homes, Inc	428
67,978		Wolverine World Wide, Inc	1,904
21,026	*	Zagg, Inc	182
		TOTAL CONSUMER DURABLES & APPAREL	266,407

CONSUMER SERVICES - 2.3%
44,790	*	Adtalem Global Education, Inc	1,700
12,233	*	American Public Education, Inc	289
176,449		ARAMARK Holdings Corp	7,231
10,215	*	Ascent Media Corp (Series A)	157
64,026	*	Belmond Ltd.	852
15,173	*	BJ’s Restaurants, Inc	565
71,417		Bloomin’ Brands, Inc	1,516
14,693		Bob Evans Farms, Inc	1,055
12,424	*	Bojangles’, Inc	202
61,116		Boyd Gaming Corp	1,516
13,548	*	Bridgepoint Education, Inc	200
36,213	*	Bright Horizons Family Solutions	2,796
34,614		Brinker International, Inc	1,319
11,807	*	Buffalo Wild Wings, Inc	1,496
34,686	*	Caesars Acquisition Co	661
38,423	*,e	Caesars Entertainment Corp	461
8,227	*	Cambium Learning Group, Inc	42
8,534		Capella Education Co	731
46,334	*	Career Education Corp	445
294,970		Carnival Corp	19,341
253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,838		Carriage Services, Inc	$319
27,792	*	Carrols Restaurant Group, Inc	340
16,727	*	Century Casinos, Inc	123
31,824		Cheesecake Factory	1,601
60,816	*,e	Chegg, Inc	747
18,378	*	Chipotle Mexican Grill, Inc (Class A)	7,647
24,500		Choice Hotels International, Inc	1,574
9,566		Churchill Downs, Inc	1,753
12,474	*	Chuy’s Holdings, Inc	292
47,371		ClubCorp Holdings, Inc	621
5,623		Collectors Universe	140
14,095	e	Cracker Barrel Old Country Store, Inc	2,357
89,127		Darden Restaurants, Inc	8,061
30,312	*	Dave & Buster’s Entertainment, Inc	2,016
17,725	*	Del Frisco’s Restaurant Group, Inc	285
23,487	*	Del Taco Restaurants, Inc	323
49,528	*	Denny’s Corp	583
12,802	e	DineEquity, Inc	564
34,825		Domino’s Pizza, Inc	7,367
43,999	*	Drive Shack, Inc	139
66,960		Dunkin Brands Group, Inc	3,691
14,501	*,e	El Pollo Loco Holdings, Inc	201
33,208	*	Eldorado Resorts, Inc	664
2,242	*	Empire Resorts, Inc	54
117,907		Extended Stay America, Inc	2,283
20,469	*	Fiesta Restaurant Group, Inc	423
6,424	*	Fogo De Chao, Inc	89
7,389		Golden Entertainment, Inc	153
3,202		Graham Holdings Co	1,920
33,683	*	Grand Canyon Education, Inc	2,641
149,953		H&R Block, Inc	4,635
14,706	*	Habit Restaurants, Inc	232
42,750	*	Hilton Grand Vacations, Inc	1,542
139,725		Hilton Worldwide Holdings, Inc	8,642
76,812	*	Houghton Mifflin Harcourt Co	945
24,217	*	Hyatt Hotels Corp	1,361
76,966		ILG, Inc	2,116
76,027		International Game Technology plc	1,391
18,045		International Speedway Corp (Class A)	678
9,433	*	Intrawest Resorts Holdings Inc	224
10,324	*	J Alexander’s Holdings, Inc	127
22,834		Jack in the Box, Inc	2,249
26,055	*	K12, Inc	467
61,127	*	La Quinta Holdings, Inc	903
262,444		Las Vegas Sands Corp	16,768
26,148	*	Laureate Education, Inc	458
3,365		Liberty Tax, Inc	44
10,890	*	Lindblad Expeditions Holdings, Inc	114
14,211		Marcus Corp	429
229,888		Marriott International, Inc (Class A)	23,060
15,948		Marriott Vacations Worldwide Corp	1,878
593,615		McDonald’s Corp	90,918
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
367,507		MGM Resorts International	$11,499
7,140	*	Monarch Casino & Resort, Inc	216
2,378	*	Nathan’s Famous, Inc	150
8,091	*,e	Noodles & Co	32
116,038	*	Norwegian Cruise Line Holdings Ltd	6,300
15,411	*	Panera Bread Co (Class A)	4,849
20,085		Papa John’s International, Inc	1,441
60,160	*	Penn National Gaming, Inc	1,287
38,765	*	Pinnacle Entertainment, Inc	766
60,595		Planet Fitness, Inc	1,414
16,455	*	Potbelly Corp	189
6,547	e	RCI Hospitality Holdings, Inc	156
11,433	*	Red Lion Hotels Corp	84
9,211	*	Red Robin Gourmet Burgers, Inc	601
48,687		Red Rock Resorts, Inc	1,147
27,109	*	Regis Corp	278
124,450		Royal Caribbean Cruises Ltd	13,594
46,223	*	Ruby Tuesday, Inc	93
21,790		Ruth’s Chris Steak House, Inc	474
37,197	*	Scientific Games Corp (Class A)	971
51,334		SeaWorld Entertainment, Inc	835
132,072		Service Corp International	4,418
97,685	*	ServiceMaster Global Holdings, Inc	3,828
15,620	*,e	Shake Shack, Inc	545
51,787		Six Flags Entertainment Corp	3,087
29,466		Sonic Corp	781
27,603	*	Sotheby’s (Class A)	1,481
9,984		Speedway Motorsports, Inc	182
1,026,245		Starbucks Corp	59,840
769	*	Steak N Shake Co	307
7,659		Strayer Education, Inc	714
48,860		Texas Roadhouse, Inc (Class A)	2,489
28,716		Vail Resorts, Inc	5,824
20,333	*,e	Weight Watchers International, Inc	680
134,006		Wendy’s	2,078
21,048		Wingstop, Inc	650
74,098		Wyndham Worldwide Corp	7,440
58,012		Wynn Resorts Ltd	7,781
267,394	*	Yum China Holdings, Inc	10,543
251,556		Yum! Brands, Inc	18,555
14,098	*,e	Zoe’s Kitchen, Inc	168
		TOTAL CONSUMER SERVICES	428,494

DIVERSIFIED FINANCIALS - 4.0%
40,771		Affiliated Managers Group, Inc	6,762
21,134		AG Mortgage Investment Trust	387
256,339		AGNC Investment Corp	5,457
330,053		Ally Financial, Inc	6,898
539,655		American Express Co	45,461
110,051		Ameriprise Financial, Inc	14,008
728,529		Annaly Capital Management, Inc	8,779
70,479		Anworth Mortgage Asset Corp	424
61,155		Apollo Commercial Real Estate Finance, Inc	1,134
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
22,112		Ares Commercial Real Estate Corp	$289
16,506	e	Arlington Asset Investment Corp (Class A)	226
26,163		ARMOUR Residential REIT, Inc	654
32,135		Artisan Partners Asset Management, Inc	987
4,316		Associated Capital Group, Inc	147
10,240		B. Riley Financial, Inc	190
732,911		Bank of New York Mellon Corp	37,393
166,153		BGC Partners, Inc (Class A)	2,100
90,699		BlackRock, Inc	38,312
349,590		Capital One Financial Corp	28,883
71,072		Capstead Mortgage Corp	741
80,051		CBOE Holdings, Inc	7,317
860,502		Charles Schwab Corp	36,967
7,318		Cherry Hill Mortgage Investment Corp	135
132,524		Chimera Investment Corp	2,469
246,332		CME Group, Inc	30,851
15,440		Cohen & Steers, Inc	626
18,127	*	Cowen Group, Inc	295
8,085	*,e	Credit Acceptance Corp	2,079
112,419		CYS Investments, Inc	945
2,179		Diamond Hill Investment Group, Inc	434
275,401		Discover Financial Services	17,127
19,156	*	Donnelley Financial Solutions, Inc	440
33,323		Dynex Capital, Inc	237
200,136	*	E*TRADE Financial Corp	7,611
81,116		Eaton Vance Corp	3,838
11,344	*	Elevate Credit, Inc	90
4,816		Ellington Residential Mortgage REIT	71
17,368	*,e	Encore Capital Group, Inc	697
23,911	*	Enova International, Inc	355
29,096		Evercore Partners, Inc (Class A)	2,051
38,445	*	Ezcorp, Inc (Class A)	296
28,010		Factset Research Systems, Inc	4,655
68,886		Federated Investors, Inc (Class B)	1,946
42,264		Financial Engines, Inc	1,547
34,393		FirstCash, Inc	2,005
48,331	*	FNFV Group	764
245,687		Franklin Resources, Inc	11,004
23,847		Gain Capital Holdings, Inc	149
4,049		GAMCO Investors, Inc (Class A)	120
266,953		Goldman Sachs Group, Inc	59,237
8,938		Great Ajax Corp	125
33,057	*	Green Dot Corp	1,274
19,893		Greenhill & Co, Inc	400
10,099		Hamilton Lane, Inc	222
35,286		Hannon Armstrong Sustainable Infrastructure Capital, Inc	807
15,460		Houlihan Lokey, Inc	540
47,028		Interactive Brokers Group, Inc (Class A)	1,760
424,999		IntercontinentalExchange Group, Inc	28,016
11,369	*	INTL FCStone, Inc	429
291,509		Invesco Ltd	10,258
81,478		Invesco Mortgage Capital, Inc	1,361
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
24,759		Investment Technology Group, Inc	$526
39,581	e	iShares Russell 2000 Index Fund	5,578
32,261	*	KCG Holdings, Inc	643
7,773		KKR Real Estate Finance Trust, Inc	167
49,496		Ladder Capital Corp	664
73,441	*	Ladenburg Thalmann Financial Services, Inc	179
87,189		Lazard Ltd (Class A)	4,039
62,850		Legg Mason, Inc	2,398
231,261	*	LendingClub Corp	1,274
234,584		Leucadia National Corp	6,137
63,483		LPL Financial Holdings, Inc	2,695
26,806		MarketAxess Holdings, Inc	5,391
6,533		Marlin Business Services Corp	164
5,352		Medley Management, Inc	35
280,832		MFA Mortgage Investments, Inc	2,356
18,185		Moelis & Co	706
121,624		Moody’s Corp	14,799
960,058		Morgan Stanley	42,780
13,834		Morningstar, Inc	1,084
64,418		MSCI, Inc (Class A)	6,634
34,047		MTGE Investment Corp	640
81,850		NASDAQ OMX Group, Inc	5,851
205,423		Navient Corp	3,420
14,990		Nelnet, Inc (Class A)	705
216,341		New Residential Investment Corp	3,366
75,449		New York Mortgage Trust, Inc	469
22,218		NewStar Financial, Inc	233
151,272		Northern Trust Corp	14,705
40,173		OM Asset Management plc	597
36,046	*	On Deck Capital, Inc	168
38,494	*	OneMain Holdings, Inc	947
7,363		Oppenheimer Holdings, Inc	121
23,694		Orchid Island Capital, Inc	234
6,966		Owens Realty Mortgage, Inc	118
47,765		PennyMac Mortgage Investment Trust	874
17,372	*	Pico Holdings, Inc	304
10,272		Piper Jaffray Cos	616
13,025		PJT Partners, Inc	524
33,753	*	PRA Group, Inc	1,279
9,591		Pzena Investment Management, Inc (Class A)	97
93,238		Raymond James Financial, Inc	7,480
56,629		Redwood Trust, Inc	965
8,577	*	Regional Management Corp	203
22,197		Resource Capital Corp	226
187,380		S&P Global, Inc	27,356
16,951	*	Safeguard Scientifics, Inc	202
104,294	*	Santander Consumer USA Holdings, Inc	1,331
97,142		SEI Investments Co	5,224
5,338		Silvercrest Asset Management Group, Inc	72
313,613	*	SLM Corp	3,607
17,094		SPDR S&P MidCap 400 ETF Trust	5,429
209,827		SPDR Trust Series 1	50,736
178,139		Starwood Property Trust, Inc	3,989
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
272,171		State Street Corp	$24,422
47,909	*	Stifel Financial Corp	2,203
590,397		Synchrony Financial	17,606
170,927		T Rowe Price Group, Inc	12,684
184,303		TD Ameritrade Holding Corp	7,923
22,143		Tiptree Financial, Inc	156
251,161		Two Harbors Investment Corp	2,489
18,355	e	Virtu Financial, Inc	324
4,800		Virtus Investment Partners, Inc	533
135,000		Voya Financial, Inc	4,980
58,496	e	Waddell & Reed Financial, Inc (Class A)	1,104
28,538		Western Asset Mortgage Capital Corp	294
5,409		Westwood Holdings Group, Inc	307
84,317	e	WisdomTree Investments, Inc	858
4,248	*	World Acceptance Corp	318
10,497		ZAIS Financial Corp	156
		TOTAL DIVERSIFIED FINANCIALS	757,476

ENERGY - 5.6%
109,725	*	Abraxas Petroleum Corp	178
1,730		Adams Resources & Energy, Inc	71
23,232		Alon USA Energy, Inc	309
408,497		Anadarko Petroleum Corp	18,521
167,046	*	Antero Resources Corp	3,610
277,029		Apache Corp	13,278
28,129	*	Approach Resources, Inc	95
15,667	e	Arch Coal, Inc	1,070
51,391		Archrock, Inc	586
20,832		Ardmore Shipping Corp	170
54,456	*	Atwood Oceanics, Inc	444
309,812		Baker Hughes, Inc	16,888
12,272	*	Basic Energy Services, Inc	306
55,618	*	Bill Barrett Corp	171
14,562	*	Bonanza Creek Energy, Inc	462
26,221	e	Bristow Group, Inc	201
33,520	*	C&J Energy Services, Inc	1,149
334,388		Cabot Oil & Gas Corp	8,386
31,434	*,e	California Resources Corp	269
145,414	*	Callon Petroleum Co	1,543
15,028	*,e	CARBO Ceramics, Inc	103
45,074	*	Carrizo Oil & Gas, Inc	785
80,346	*,e	Centennial Resource Development, Inc	1,271
148,068	*	Cheniere Energy, Inc	7,212
657,307	*,e	Chesapeake Energy Corp	3,267
1,374,789		Chevron Corp	143,432
68,278		Cimarex Energy Co	6,419
96,211	*	Clean Energy Fuels Corp	244
54,879	*	Cloud Peak Energy, Inc	194
107,024	*	Concho Resources, Inc	13,007
901,840		ConocoPhillips	39,645
165,329	*	Consol Energy, Inc	2,470
12,994	*	Contango Oil & Gas Co	86
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
64,271	*	Continental Resources, Inc	$2,078
11,149	e	CVR Energy, Inc	243
44,749		Delek US Holdings, Inc	1,183
280,409	*	Denbury Resources, Inc	429
381,647		Devon Energy Corp	12,201
55,111		DHT Holdings, Inc	229
47,743	*,e	Diamond Offshore Drilling, Inc	517
71,274	*	Diamondback Energy, Inc	6,330
17,982	*	Dorian LPG Ltd	147
27,635	*	Dril-Quip, Inc	1,349
7,121	*	Earthstone Energy, Inc	71
61,180	*	Eclipse Resources Corp	175
70,571	*	Energen Corp	3,484
21,016	*	Energy XXI Gulf Coast, Inc	390
214,858		Ensco plc	1,109
419,312		EOG Resources, Inc	37,956
28,367	*,e	EP Energy Corp	104
125,845		EQT Corp	7,373
14,364	*	Era Group, Inc	136
17,517		Evolution Petroleum Corp	142
23,313	*	Exterran Corp	622
87,596	*,e	Extraction Oil & Gas, Inc	1,178
3,083,894	d	Exxon Mobil Corp	248,963
110,222	*,e	Fairmount Santrol Holdings, Inc	430
49,153	*	Forum Energy Technologies, Inc	767
36,662	e	Frank’s International NV	304
52,498	e	Frontline Ltd	301
32,033		GasLog Ltd	488
134,027	*	Gastar Exploration, Inc	124
32,816	*,e	Gener8 Maritime, Inc	187
9,836	*	Geospace Technologies Corp	136
69,477		Golar LNG Ltd	1,546
26,945		Green Plains Renewable Energy, Inc	554
10,488		Gulf Island Fabrication, Inc	122
117,648	*	Gulfport Energy Corp	1,735
42,984	*	Halcon Resources Corp	195
10,340		Hallador Energy Co	80
629,282		Halliburton Co	26,877
100,808	*	Helix Energy Solutions Group, Inc	569
76,890	e	Helmerich & Payne, Inc	4,178
206,705		Hess Corp	9,068
127,243		HollyFrontier Corp	3,495
23,510	*	Independence Contract Drilling, Inc	91
20,967	*	International Seaways, Inc	454
823	*	Isramco, Inc	94
22,747	*	Jagged Peak Energy, Inc	304
47,826	*,e	Jones Energy, Inc (Class A)	76
22,628	*	Keane Group, Inc	362
7,122	*,e	Key Energy Services, Inc	137
1,399,507		Kinder Morgan, Inc	26,815
139,280	*	Kosmos Energy LLC	893
117,588	*	Laredo Petroleum Holdings, Inc	1,237
29,366	*	Lilis Energy, Inc	144
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
5,616	*	Mammoth Energy Services, Inc	$104
619,564		Marathon Oil Corp	7,342
374,027		Marathon Petroleum Corp	19,573
64,577	*	Matador Resources Co	1,380
19,934	*	Matrix Service Co	186
200,712	*	McDermott International, Inc	1,439
7,581	*	Midstates Petroleum Co, Inc	96
118,404		Murphy Oil Corp	3,035
200,603		Nabors Industries Ltd	1,633
275,693		National Oilwell Varco, Inc	9,081
9,713	*	Natural Gas Services Group, Inc	241
61,477		Navios Maritime Acq Corp	90
7,613	*	NCS Multistage Holdings, Inc	192
144,456	*	Newfield Exploration Co	4,111
63,344	*	Newpark Resources, Inc	466
177,948	e	Noble Corp plc	644
349,693		Noble Energy, Inc	9,896
68,002	e	Nordic American Tanker Shipping	431
170,623	*	Oasis Petroleum, Inc	1,373
555,798		Occidental Petroleum Corp	33,276
71,446		Oceaneering International, Inc	1,632
38,178	*	Oil States International, Inc	1,037
152,242		Oneok, Inc	7,941
26,237		Overseas Shipholding Group, Inc	70
29,983	*	Pacific Ethanol, Inc	187
10,734		Panhandle Oil and Gas, Inc (Class A)	248
23,180	*	Par Pacific Holdings, Inc	418
96,030	*	Parker Drilling Co	130
167,421	*	Parsley Energy, Inc	4,646
150,779		Patterson-UTI Energy, Inc	3,044
78,916	e	PBF Energy, Inc	1,757
47,717	*	PDC Energy, Inc	2,057
35,218	*	Peabody Energy Corp	861
10,090	*	Penn Virginia Corp	371
9,723	*	PHI, Inc	95
317,429		Phillips 66	26,248
42,944	*	Pioneer Energy Services Corp	88
122,880		Pioneer Natural Resources Co	19,609
17,508	*	ProPetro Holding Corp	244
173,948	*	Questar Market Resources, Inc	1,757
165,726		Range Resources Corp	3,840
27,182	*	Renewable Energy Group, Inc	352
15,559	*,e	Resolute Energy Corp	463
4,186	*	Rex American Resources Corp	404
122,249	*	Rice Energy, Inc	3,255
9,601	*	RigNet, Inc	154
32,471	*	Ring Energy, Inc	422
83,867	*	Rowan Cos plc	859
42,512	e	RPC, Inc	859
95,255	*	RSP Permian, Inc	3,074
51,327	*,e	Sanchez Energy Corp	368
24,071	*	SandRidge Energy, Inc	414
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
1,011,329		Schlumberger Ltd	$66,586
121,758		Scorpio Tankers, Inc	483
11,768	*	SEACOR Holdings, Inc	404
11,831	*	SEACOR Marine Holdings, Inc	241
48,551		SemGroup Corp	1,311
45,041	e	Ship Finance International Ltd	613
4,694	*	SilverBow Resources, Inc	123
80,594		SM Energy Co	1,332
12,316	*,e	Smart Sand, Inc	110
6,855	*,e	Solaris Oilfield Infrastructure, Inc	79
359,770	*	Southwestern Energy Co	2,187
143,792	*	SRC Energy, Inc	968
13,911	*	Stone Energy Corp	256
111,107	*	Superior Energy Services	1,159
141,390		Targa Resources Investments, Inc	6,391
46,213	e	Teekay Corp	308
85,424	e	Teekay Tankers Ltd (Class A)	161
39,279	*	Tellurian, Inc	394
26,063	*	Tesco Corp	116
111,304	b	Tesoro Corp	10,418
84,248	*	Tetra Technologies, Inc	235
283,324	*	Transocean Ltd (NYSE)	2,332
139,784	*	Ultra Petroleum Corp	1,517
36,980	*	Unit Corp	693
95,169	*,e	Uranium Energy Corp	151
58,687		US Silica Holdings Inc	2,083
324,865		Valero Energy Corp	21,915
68,451	*,e	W&T Offshore, Inc	134
643,511	*,e	Weatherford International Ltd	2,490
14,035	*	Westmoreland Coal Co	68
260,821	*	Whiting Petroleum Corp	1,437
13,341	*	WildHorse Resource Development Corp	165
33,684	*	Willbros Group, Inc	83
601,042		Williams Cos, Inc	18,200
49,281		World Fuel Services Corp	1,895
284,313	*	WPX Energy, Inc	2,746
		TOTAL ENERGY	1,025,291

FOOD & STAPLES RETAILING - 1.4%
19,849		Andersons, Inc	678
28,320		Casey’s General Stores, Inc	3,033
14,374	*	Chefs’ Warehouse Holdings, Inc	187
740,486		CVS Health Corp	59,580
10,217		Ingles Markets, Inc (Class A)	340
661,008		Kroger Co	15,415
6,410	*	Natural Grocers by Vitamin C	53
50,163	*	Performance Food Group Co	1,374
16,044		Pricesmart, Inc	1,405
763,555	*	Rite Aid Corp	2,252
17,661	*	Smart & Final Stores, Inc	161
27,344		Spartan Stores, Inc	710
96,073	*	Sprouts Farmers Market, Inc	2,178
191,905	*	Supervalu, Inc	631
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
357,812		Sysco Corp	$18,009
36,929	*	United Natural Foods, Inc	1,355
96,385	*	US Foods Holding Corp	2,624
4,843		Village Super Market (Class A)	126
679,618		Walgreens Boots Alliance, Inc	53,221
1,060,084		Wal-Mart Stores, Inc	80,227
6,935		Weis Markets, Inc	338
230,202		Whole Foods Market, Inc	9,694
		TOTAL FOOD & STAPLES RETAILING	253,591

FOOD, BEVERAGE & TOBACCO - 4.9%
2,319		Alico, Inc	73
1,405,807		Altria Group, Inc	104,691
24,445	*,e	Amplify Snack Brands, Inc	236
404,426		Archer Daniels Midland Co	16,735
48,393	e	B&G Foods, Inc (Class A)	1,723
68,121	*	Blue Buffalo Pet Products, Inc	1,554
6,536	*	Boston Beer Co, Inc (Class A)	864
40,474		Brown-Forman Corp	1,995
128,233		Brown-Forman Corp (Class B)	6,232
101,424		Bunge Ltd	7,566
11,455	e	Calavo Growers, Inc	791
22,629	*,e	Cal-Maine Foods, Inc	896
129,925		Campbell Soup Co	6,776
61,868	*,e	Castle Brands, Inc	106
3,512		Coca-Cola Bottling Co Consolidated	804
2,795,161		Coca-Cola Co	125,363
294,481		ConAgra Foods, Inc	10,531
117,193		Constellation Brands, Inc (Class A)	22,704
317,953		Costco Wholesale Corp	50,850
7,653	*	Craft Brewers Alliance, Inc	129
118,243	*	Darling International, Inc	1,861
65,223		Dean Foods Co	1,109
133,175		Dr Pepper Snapple Group, Inc	12,133
5,320	*	Farmer Bros Co	161
128,238		Flowers Foods, Inc	2,220
23,973		Fresh Del Monte Produce, Inc	1,220
15,781	*	Freshpet, Inc	262
418,902		General Mills, Inc	23,207
73,323	*	Hain Celestial Group, Inc	2,846
101,221		Hershey Co	10,868
196,471		Hormel Foods Corp	6,702
57,996	*	Hostess Brands, Inc	934
51,834		Ingredion, Inc	6,179
11,144		J&J Snack Foods Corp	1,472
81,894		J.M. Smucker Co	9,690
5,780		John B. Sanfilippo & Son, Inc	365
179,952		Kellogg Co	12,499
436,182		Kraft Heinz Co	37,355
106,360		Lamb Weston Holdings, Inc	4,684
13,869		Lancaster Colony Corp	1,701
19,323	*	Landec Corp	287
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
3,603	*	Lifeway Foods, Inc	$34
8,386		Limoneira Co	198
82,421		McCormick & Co, Inc	8,037
9,193		Mgp Ingredients, Inc	470
125,382		Molson Coors Brewing Co (Class B)	10,825
1,066,679		Mondelez International, Inc	46,070
300,840	*	Monster Beverage Corp	14,946
8,574	e	National Beverage Corp	802
15,084		Omega Protein Corp	270
1,039,155		PepsiCo, Inc	120,012
1,128,960		Philip Morris International, Inc	132,596
39,140	*	Pilgrim’s Pride Corp	858
85,273		Pinnacle Foods, Inc	5,065
47,135	*	Post Holdings, Inc	3,660
18,742	*	Primo Water Corp	238
599,121		Reynolds American, Inc	38,967
14,731		Sanderson Farms, Inc	1,704
192		Seaboard Corp	767
5,451	*	Seneca Foods Corp	169
60,655		Snyder’s-Lance, Inc	2,100
13,375	e	Tootsie Roll Industries, Inc	466
40,066	*	TreeHouse Foods, Inc	3,273
4,760	*	Turning Point Brands, Inc	73
202,406		Tyson Foods, Inc (Class A)	12,677
17,023		Universal Corp	1,101
67,168		Vector Group Ltd	1,432
		TOTAL FOOD, BEVERAGE & TOBACCO	905,184

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
5,996	*,e	AAC Holdings, Inc	42
16,111		Abaxis, Inc	854
1,230,252		Abbott Laboratories	59,803
29,347	*	Abiomed, Inc	4,205
56,824	*,e	Acadia Healthcare Co, Inc	2,806
58,290	*	Accuray, Inc	277
20,426		Aceto Corp	316
5,501	*	Addus HomeCare Corp	205
235,743		Aetna Inc	35,793
62,546	*	Alere, Inc	3,139
57,688	*	Align Technology, Inc	8,660
133,589	*	Allscripts Healthcare Solutions, Inc	1,705
9,240	*	Almost Family, Inc	570
20,714	*	Amedisys, Inc	1,301
6,596	*,e	American Renal Associates Holdings, Inc	122
115,340		AmerisourceBergen Corp	10,903
34,893	*	AMN Healthcare Services, Inc	1,363
9,253		Analogic Corp	672
26,107	*	Angiodynamics, Inc	423
10,943	*	Anika Therapeutics, Inc	540
104,354	*	Antares Pharma, Inc	336
192,690		Anthem, Inc	36,251
28,653	*,e	athenahealth, Inc	4,027
22,609	*	AtriCure, Inc	548
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
1,019		Atrion Corp	$656
18,090	*	AxoGen, Inc	303
52,805		Bard (C.R.), Inc	16,692
361,842		Baxter International, Inc	21,906
162,531		Becton Dickinson & Co	31,711
86,257	*,e	BioScrip, Inc	234
19,708	*	BioTelemetry, Inc	659
994,697	*	Boston Scientific Corp	27,573
135,933	*	Brookdale Senior Living, Inc	2,000
25,974		Cantel Medical Corp	2,024
19,478	*	Capital Senior Living Corp	296
229,696		Cardinal Health, Inc	17,898
23,626	*	Cardiovascular Systems, Inc	761
45,319	*,e	Castlight Health, Inc	188
123,264	*	Centene Corp	9,846
209,269	*	Cerner Corp	13,910
71,510	*,e	Cerus Corp	180
11,411		Chemed Corp	2,334
180,207		Cigna Corp	30,165
11,529	*	Civitas Solutions, Inc	202
68,750	*	Community Health Systems, Inc	685
8,700	e	Computer Programs & Systems, Inc	285
27,401	*	ConforMIS, Inc	118
19,875		Conmed Corp	1,012
35,077		Cooper Cos, Inc	8,398
55,618	*	Corindus Vascular Robotics, Inc	103
7,512	*	Corvel Corp	356
19,227	*	Cotiviti Holdings, Inc	714
25,224	*	Cross Country Healthcare, Inc	326
23,064	*	CryoLife, Inc	460
10,004	*	Cutera, Inc	259
445,570		Danaher Corp	37,602
113,091	*	DaVita, Inc	7,324
164,103		Dentsply Sirona, Inc	10,640
62,013	*	DexCom, Inc	4,536
34,269	*	Diplomat Pharmacy, Inc	507
151,822	*	Edwards Lifesciences Corp	17,951
59,131	*	Endologix, Inc	287
35,447		Ensign Group, Inc	772
8,941	*	Entellus Medical, Inc	148
84,226	*	Envision Healthcare Corp	5,278
27,704	*,e	Evolent Health, Inc	702
7,074	*	Exactech, Inc	211
436,423	*	Express Scripts Holding Co	27,861
4,418	*	FONAR Corp	123
28,070	*	Genesis Health Care, Inc	49
30,765	*	GenMark Diagnostics, Inc	364
20,642	*	Glaukos Corp	856
51,975	*	Globus Medical, Inc	1,723
38,562	*	Haemonetics Corp	1,523
33,829	*	Halyard Health, Inc	1,329
215,116	*	HCA Holdings, Inc	18,758
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
35,870	*	HealthEquity, Inc	$1,787
65,205		Healthsouth Corp	3,156
18,780	*	HealthStream, Inc	494
57,649	*	Henry Schein, Inc	10,551
47,607		Hill-Rom Holdings, Inc	3,790
60,877	*	HMS Holdings Corp	1,126
202,541	*	Hologic, Inc	9,191
105,040		Humana, Inc	25,275
10,885	*	ICU Medical, Inc	1,878
63,470	*	Idexx Laboratories, Inc	10,245
12,244	*	Inogen Inc	1,168
43,464	*,e	Inovalon Holdings, Inc	572
41,898	*	Insulet Corp	2,150
22,691	*	Integer Holding Corp	981
44,740	*	Integra LifeSciences Holdings Corp	2,439
26,599	*	Intuitive Surgical, Inc	24,880
23,110		Invacare Corp	305
9,800	*	iRhythm Technologies, Inc	416
29,171	*	K2M Group Holdings, Inc	711
61,383		Kindred Healthcare, Inc	715
73,304	*	Laboratory Corp of America Holdings	11,299
6,715		Landauer, Inc	351
18,233	*	Lantheus Holdings, Inc	322
9,523		LeMaitre Vascular, Inc	297
11,372	*	LHC Group, Inc	772
26,991	*	LifePoint Hospitals, Inc	1,812
34,912	*	LivaNova plc	2,137
16,763	*	Magellan Health Services, Inc	1,222
32,408	*	Masimo Corp	2,955
154,043		McKesson Corp	25,346
40,701	*	Medidata Solutions, Inc	3,183
66,129	*	MEDNAX, Inc	3,992
996,847		Medtronic plc	88,470
31,965		Meridian Bioscience, Inc	503
35,220	*	Merit Medical Systems, Inc	1,344
31,755	*	Molina Healthcare, Inc	2,197
12,716	*,e	NantHealth, Inc	54
7,753		National Healthcare Corp	544
5,598		National Research Corp	151
24,197	*	Natus Medical, Inc	903
26,800	*	Neogen Corp	1,852
19,942	*	Nevro Corp	1,484
41,426	*,e	Novocure Ltd	717
36,380	*	NuVasive, Inc	2,798
45,234	*	NxStage Medical, Inc	1,134
6,699	*,e	Obalon Therapeutics, Inc	66
26,681	*	Omnicell, Inc	1,150
40,487	*	OraSure Technologies, Inc	699
12,159	*	Orthofix International NV	565
43,714		Owens & Minor, Inc	1,407
14,688	*	Oxford Immunotec Global plc	247
60,152		Patterson Cos, Inc	2,824
21,136	*	Penumbra, Inc	1,855
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
22,536	*	PharMerica Corp	$592
36,971	*	Premier, Inc	1,331
8,662	*	Providence Service Corp	438
6,666	*,e	Pulse Biosciences, Inc	230
37,773	*	Quality Systems, Inc	650
99,275		Quest Diagnostics, Inc	11,035
20,943	*	Quidel Corp	568
18,147	*	Quotient Ltd	134
72,154	*	R1 RCM, Inc	271
25,914	*	RadNet, Inc	201
101,278		Resmed, Inc	7,887
37,335	*,e	Rockwell Medical, Inc	296
38,631	*	RTI Biologics, Inc	226
77,335	*	Select Medical Holdings Corp	1,187
10,185	*	Sientra, Inc	99
7,680		Simulations Plus, Inc	95
30,482	*	Spectranetics Corp	1,171
26,141	*	Staar Surgical Co	282
60,524		STERIS plc	4,933
246,945		Stryker Corp	34,271
13,353	*	Surgery Partners, Inc	304
10,275	*	SurModics, Inc	289
6,560	*	Tabula Rasa HealthCare, Inc	99
6,719	*	Tactile Systems Technology, Inc	192
38,788	*,e	Teladoc, Inc	1,346
32,646		Teleflex, Inc	6,783
59,665	*,e	Tenet Healthcare Corp	1,154
26,395	*	Tivity Health, Inc	1,052
18,039	*	Triple-S Management Corp (Class B)	305
697,332		UnitedHealth Group, Inc	129,299
63,040		Universal Health Services, Inc (Class B)	7,696
9,158		US Physical Therapy, Inc	553
2,349		Utah Medical Products, Inc	170
27,229	*	Varex Imaging Corp	920
66,963	*	Varian Medical Systems, Inc	6,910
56,676	*	VCA Antech, Inc	5,232
77,809	*	Veeva Systems, Inc	4,770
19,827	*,e	ViewRay, Inc	128
11,543	*,e	Viveve Medical, Inc	83
20,093	*	Vocera Communications, Inc	531
32,328	*	WellCare Health Plans, Inc	5,805
53,112		West Pharmaceutical Services, Inc	5,020
76,096	*	Wright Medical Group NV	2,092
145,971		Zimmer Holdings, Inc	18,743
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,037,514

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
7,431	*	Central Garden & Pet Co	236
24,471	*	Central Garden and Pet Co (Class A)	735
180,695		Church & Dwight Co, Inc	9,375
93,788		Clorox Co	12,496
625,985		Colgate-Palmolive Co	46,404
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
338,633		Coty, Inc	$6,353
41,449	*	Edgewell Personal Care Co	3,151
15,146	*	elf Beauty, Inc	412
44,546		Energizer Holdings, Inc	2,139
158,021		Estee Lauder Cos (Class A)	15,167
50,009	*,e	Herbalife Ltd	3,567
87,947	*	HRG Group, Inc	1,558
12,258		Inter Parfums, Inc	449
257,429		Kimberly-Clark Corp	33,237
7,966		Medifast, Inc	330
5,685		Natural Health Trends Corp	158
5,868		Nature’s Sunshine Products, Inc	78
38,027		Nu Skin Enterprises, Inc (Class A)	2,390
6,693		Nutraceutical International Corp	279
3,981		Oil-Dri Corp of America	167
6,476	e	Orchids Paper Products Co	84
1,862,641		Procter & Gamble Co	162,329
8,319	*	Revlon, Inc (Class A)	197
17,796		Spectrum Brands, Inc	2,225
8,349	*	USANA Health Sciences, Inc	535
10,129		WD-40 Co	1,118
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	305,169

INSURANCE - 4.2%
282,388		Aflac, Inc	21,936
10,835	*	Alleghany Corp	6,445
62,227		Allied World Assurance Co Holdings Ltd	3,292
264,639		Allstate Corp	23,405
32,424	*	AMBAC Financial Group, Inc	563
61,796		American Equity Investment Life Holding Co	1,624
49,160		American Financial Group, Inc	4,885
670,868		American International Group, Inc	41,943
5,469		American National Insurance Co	637
13,468		Amerisafe, Inc	767
61,882	e	Amtrust Financial Services, Inc	937
189,901		Aon plc	25,247
83,567	*	Arch Capital Group Ltd	7,796
20,906		Argo Group International Holdings Ltd	1,267
129,223		Arthur J. Gallagher & Co	7,398
43,239		Aspen Insurance Holdings Ltd	2,155
39,716		Assurant, Inc	4,118
87,044		Assured Guaranty Ltd	3,633
31,670	*	Athene Holding Ltd	1,571
8,461	*	Atlas Financial Holdings, Inc	126
60,449		Axis Capital Holdings Ltd	3,909
6,904		Baldwin & Lyons, Inc (Class B)	169
1,399,557	*	Berkshire Hathaway, Inc (Class B)	237,043
4,749		Blue Capital Reinsurance Holdings Ltd	87
86,224		Brown & Brown, Inc	3,714
338,150		Chubb Ltd	49,160
111,828		Cincinnati Financial Corp	8,102
32,879	*,e	Citizens, Inc (Class A)	243
19,762		CNA Financial Corp	963
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
123,157		Conseco, Inc	$2,571
11,609		Crawford & Co (Class B)	108
7,812		Donegal Group, Inc (Class A)	124
11,930	*	eHealth, Inc	224
6,754		EMC Insurance Group, Inc	188
23,170		Employers Holdings, Inc	980
8,013	*	Enstar Group Ltd	1,592
17,977		Erie Indemnity Co (Class A)	2,248
29,455		Everest Re Group Ltd	7,499
7,071		FBL Financial Group, Inc (Class A)	435
10,321		Federated National Holding Co	165
8,380	e	Fidelity & Guaranty Life	260
77,945		First American Financial Corp	3,483
190,072		FNF Group	8,521
368,772	*	Genworth Financial, Inc (Class A)	1,390
6,929	*	Global Indemnity Ltd	269
20,683	*	Greenlight Capital Re Ltd (Class A)	432
7,438	*	Hallmark Financial Services	84
30,826		Hanover Insurance Group, Inc	2,732
265,313		Hartford Financial Services Group, Inc	13,947
5,533	e	HCI Group, Inc	260
8,194	*,e	Health Insurance Innovations, Inc	193
18,411		Heritage Insurance Holdings, Inc	240
29,606		Horace Mann Educators Corp	1,119
5,951		Independence Holding Co	122
7,783		Infinity Property & Casualty Corp	732
1,119		Investors Title Co	216
12,617		James River Group Holdings Ltd	501
28,739		Kemper Corp	1,109
7,037	e	Kingstone Cos, Inc	108
10,502		Kinsale Capital Group, Inc	392
162,638		Lincoln National Corp	10,991
202,045		Loews Corp	9,458
48,335		Maiden Holdings Ltd	536
9,985	*	Markel Corp	9,744
373,751		Marsh & McLennan Cos, Inc	29,138
91,305	*	MBIA, Inc	861
20,342	e	Mercury General Corp	1,098
665,919		Metlife, Inc	36,586
35,673		National General Holdings Corp	753
1,551		National Western Life Group, Inc	496
15,353		Navigators Group, Inc	843
7,308	*	NI Holdings, Inc	131
172,585		Old Republic International Corp	3,371
14,849		OneBeacon Insurance Group Ltd (Class A)	271
33,067		Primerica, Inc	2,505
193,646		Principal Financial Group	12,407
37,307		ProAssurance Corp	2,268
421,139		Progressive Corp	18,568
311,795		Prudential Financial, Inc	33,717
46,620		Reinsurance Group of America, Inc (Class A)	5,985
29,300		RenaissanceRe Holdings Ltd	4,074
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
27,824		RLI Corp	$1,520
11,093		Safety Insurance Group, Inc	758
42,211		Selective Insurance Group, Inc	2,113
11,039		State Auto Financial Corp	284
21,827		State National Cos, Inc	401
15,315		Stewart Information Services Corp	695
51,271	*	Third Point Reinsurance Ltd	713
83,676		Torchmark Corp	6,401
203,222		Travelers Cos, Inc	25,714
15,868	*,e	Trupanion, Inc	355
16,104		United Fire & Casualty Co	710
12,682		United Insurance Holdings Corp	199
22,402		Universal Insurance Holdings, Inc	564
165,944		UnumProvident Corp	7,738
55,625		Validus Holdings Ltd	2,891
69,606		W.R. Berkley Corp	4,815
3,149		White Mountains Insurance Group Ltd	2,735
91,911		Willis Towers Watson plc	13,369
182,864		XL Group Ltd	8,009
		TOTAL INSURANCE	779,164

MATERIALS - 3.4%
20,886		A. Schulman, Inc	668
15,014		Advanced Emissions Solutions, Inc	138
22,501	*	AdvanSix, Inc	703
16,379	*,e	AgroFresh Solutions, Inc	118
155,344		Air Products & Chemicals, Inc	22,224
228,124	*	AK Steel Holding Corp	1,499
80,111		Albemarle Corp	8,455
133,728		Alcoa Corp	4,366
78,013	e	Allegheny Technologies, Inc	1,327
20,501		American Vanguard Corp	354
4,440		Ampco-Pittsburgh Corp	66
44,359		Aptargroup, Inc	3,853
13,288		Ardagh Group S.A.	301
45,269		Ashland Global Holdings, Inc	2,984
63,918		Avery Dennison Corp	5,648
153,684	*	Axalta Coating Systems Ltd	4,924
23,190		Balchem Corp	1,802
251,221		Ball Corp	10,604
66,316		Bemis Co, Inc	3,067
93,622	*	Berry Plastics Group, Inc	5,337
27,727	*	Boise Cascade Co	843
43,691		Cabot Corp	2,334
36,582		Calgon Carbon Corp	552
34,250		Carpenter Technology Corp	1,282
101,238		Celanese Corp (Series A)	9,612
36,798	*	Century Aluminum Co	573
169,311		CF Industries Holdings, Inc	4,734
5,158		Chase Corp	550
133,935		Chemours Co	5,079
11,678	*	Clearwater Paper Corp	546
213,712	*	Cliffs Natural Resources, Inc	1,479
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
23,538	*	Codexis, Inc	$128
131,927	*	Coeur Mining, Inc	1,132
83,562		Commercial Metals Co	1,624
24,359	e	Compass Minerals International, Inc	1,591
5,367	*	Core Molding Technologies, Inc	116
95,367	*	Crown Holdings, Inc	5,690
8,022		Deltic Timber Corp	599
45,300		Domtar Corp	1,740
887,767		Dow Chemical Co	55,992
34,107		Eagle Materials, Inc	3,152
105,644		Eastman Chemical Co	8,873
186,624		Ecolab, Inc	24,774
631,742		EI du Pont de Nemours & Co	50,988
60,041	*	Ferro Corp	1,098
47,286	*,m	Ferroglobe plc	0
40,724	*,e	Flotek Industries, Inc	364
97,276		FMC Corp	7,106
10,806	*,e	Forterra, Inc	89
984,653	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	11,826
17,819		FutureFuel Corp	269
52,340	*	GCP Applied Technologies, Inc	1,596
39,231	*	Gold Resource Corp	160
224,514		Graphic Packaging Holding Co	3,094
3,993		Greif, Inc	241
18,292		Greif, Inc (Class A)	1,020
36,359		H.B. Fuller Co	1,858
1,617	*	Handy & Harman Ltd	51
7,923		Hawkins, Inc	367
9,402		Haynes International, Inc	341
283,752		Hecla Mining Co	1,447
146,965		Huntsman Corp	3,798
30,403	*	Ingevity Corp	1,745
14,138		Innophos Holdings, Inc	620
17,291		Innospec, Inc	1,133
57,411		International Flavors & Fragrances, Inc	7,751
298,495		International Paper Co	16,898
67,354	*	Intrepid Potash, Inc	152
12,178		Kaiser Aluminum Corp	1,078
62,146		Kapstone Paper and Packaging Corp	1,282
125,028	*	Klondex Mines Ltd	421
7,156		KMG Chemicals, Inc	348
15,231	*	Koppers Holdings, Inc	551
21,628	*	Kraton Polymers LLC	745
14,288		Kronos Worldwide, Inc	260
104,108	*	Louisiana-Pacific Corp	2,510
15,120	*,e	LSB Industries, Inc	156
239,558		LyondellBasell Industries AF S.C.A	20,216
45,716		Martin Marietta Materials, Inc	10,176
14,781		Materion Corp	553
25,740		Minerals Technologies, Inc	1,884
318,910		Monsanto Co	37,746
255,239		Mosaic Co	5,827
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
18,118		Myers Industries, Inc	$325
12,153		Neenah Paper, Inc	975
5,318		NewMarket Corp	2,449
387,814		Newmont Mining Corp	12,561
230,525		Nucor Corp	13,341
119,149		Olin Corp	3,608
6,559		Olympic Steel, Inc	128
32,453	*	Omnova Solutions, Inc	316
117,357	*	Owens-Illinois, Inc	2,807
67,871		Packaging Corp of America	7,560
32,454		PH Glatfelter Co	634
159,281	*	Platform Specialty Products Corp	2,020
58,890		PolyOne Corp	2,281
186,225		PPG Industries, Inc	20,477
207,766		Praxair, Inc	27,539
9,399		Quaker Chemical Corp	1,365
31,957		Rayonier Advanced Materials, Inc	502
51,675		Reliance Steel & Aluminum Co	3,763
47,285		Royal Gold, Inc	3,696
94,890		RPM International, Inc	5,176
8,418	*	Ryerson Holding Corp	83
19,399		Schnitzer Steel Industries, Inc (Class A)	489
22,501		Schweitzer-Mauduit International, Inc	838
31,954		Scotts Miracle-Gro Co (Class A)	2,859
142,174		Sealed Air Corp	6,364
31,510		Sensient Technologies Corp	2,538
59,529		Sherwin-Williams Co	20,892
53,846		Silgan Holdings, Inc	1,711
71,076		Sonoco Products Co	3,655
58,429		Southern Copper Corp (NY)	2,023
168,984		Steel Dynamics, Inc	6,051
14,267		Stepan Co	1,243
77,273	*	Summit Materials, Inc	2,231
48,451	*	SunCoke Energy, Inc	528
225,143		Tahoe Resources, Inc	1,941
29,755	*	TimkenSteel Corp	457
15,246	*	Trecora Resources	172
19,671		Tredegar Corp	300
31,587		Trinseo S.A.	2,170
47,159		Tronox Ltd	713
4,630	*	UFP Technologies, Inc	131
1,357		United States Lime & Minerals, Inc	107
126,215	e	United States Steel Corp	2,794
11,048	*,e	US Concrete, Inc	868
16,839		Valhi, Inc	50
149,774		Valvoline, Inc	3,553
22,885	*	Verso Corp	107
95,502		Vulcan Materials Co	12,098
11,178	e	Warrior Met Coal, Inc	192
25,912		Westlake Chemical Corp	1,716
180,206		WestRock Co	10,211
33,320	*	Worthington Industries, Inc	1,673
49,838		WR Grace & Co	3,589
		TOTAL MATERIALS	615,068
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
MEDIA - 2.9%
39,663	e	AMC Entertainment Holdings, Inc	$902
38,893	*	AMC Networks, Inc	2,077
3,422		Cable One, Inc	2,433
259,002		CBS Corp (Class B)	16,519
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	229
144,127	*	Charter Communications, Inc	48,549
76,895		Cinemark Holdings, Inc	2,987
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	136
3,426,333		Comcast Corp (Class A)	133,353
772	*,e	Daily Journal Corp	159
111,235	*	Discovery Communications, Inc (Class A)	2,873
152,146	*	Discovery Communications, Inc (Class C)	3,836
160,357	*	DISH Network Corp (Class A)	10,064
11,002		Emerald Expositions Events, Inc	241
18,269	e	Entercom Communications Corp (Class A)	189
50,932		Entravision Communications Corp (Class A)	336
20,620	*,e	Eros International plc	236
42,935	*	EW Scripps Co (Class A)	765
86,657		Gannett Co, Inc	756
34,321	*	Global Eagle Entertainment, Inc	122
46,930	*	Gray Television, Inc	643
11,523	*	Hemisphere Media Group, Inc	137
42,177	*	Imax Corp	928
286,311		Interpublic Group of Cos, Inc	7,043
32,444		John Wiley & Sons, Inc (Class A)	1,711
7,655	*	Liberty Braves Group (Class A)	183
25,374	*	Liberty Braves Group (Class C)	608
18,479	*	Liberty Broadband Corp (Class A)	1,585
75,264	*	Liberty Broadband Corp (Class C)	6,529
18,661	*,e	Liberty Media Group (Class A)	654
76,828	*,e	Liberty Media Group (Class C)	2,814
64,398	*	Liberty SiriusXM Group (Class A)	2,703
129,903	*	Liberty SiriusXM Group (Class C)	5,417
37,150	*	Lions Gate Entertainment Corp (Class A)	1,048
71,817	*	Lions Gate Entertainment Corp (Class B)	1,887
96,974	*	Live Nation, Inc	3,380
9,932	*	Loral Space & Communications, Inc	413
13,660	*	Madison Square Garden Co	2,690
37,799		MDC Partners, Inc	374
27,920		Meredith Corp	1,660
43,336	*	MSG Networks, Inc	973
46,358		National CineMedia, Inc	344
36,183		New Media Investment Group, Inc	488
89,935		New York Times Co (Class A)	1,592
275,992		News Corp	3,781
86,319		News Corp (Class B)	1,221
32,519		Nexstar Broadcasting Group, Inc (Class A)	1,945
167,928		Omnicom Group, Inc	13,921
12,373	*	Reading International, Inc	200
81,985		Regal Entertainment Group (Class A)	1,677
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
3,161		Saga Communications, Inc	$145
7,701		Salem Communications	55
19,984		Scholastic Corp	871
61,710		Scripps Networks Interactive (Class A)	4,215
51,858		Sinclair Broadcast Group, Inc (Class A)	1,706
1,070,311	e	Sirius XM Holdings, Inc	5,855
156,124		TEGNA, Inc	2,250
564,159		Time Warner, Inc	56,647
71,820		Time, Inc	1,031
5,104	*	Townsquare Media, Inc	52
52,414		Tribune Co	2,137
15,283	*	tronc, Inc	197
757,662		Twenty-First Century Fox, Inc	21,472
318,485		Twenty-First Century Fox, Inc (Class B)	8,876
7,706		Viacom, Inc	293
254,328		Viacom, Inc (Class B)	8,538
1,138,608		Walt Disney Co	120,977
27,047	e	World Wrestling Entertainment, Inc (Class A)	551
		TOTAL MEDIA	531,179

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
1,158,720		AbbVie, Inc	84,019
18,729	*	Abeona Therapeutics, Inc	120
70,913	*	Acadia Pharmaceuticals, Inc	1,978
18,841	*,e	Accelerate Diagnostics, Inc	515
22,847	*	Acceleron Pharma, Inc	694
21,294	*	Achaogen, Inc	463
86,253	*	Achillion Pharmaceuticals, Inc	396
14,790	*	Aclaris Therapeutics, Inc	401
31,389	*	Acorda Therapeutics, Inc	618
12,735	*,e	Adamas Pharmaceuticals, Inc	223
26,641	*,e	Aduro Biotech, Inc	304
26,299	*,e	Advaxis, Inc	171
21,807	*	Aerie Pharmaceuticals, Inc	1,146
56,789	*	Agenus, Inc	222
235,475		Agilent Technologies, Inc	13,966
30,271	*,e	Agios Pharmaceuticals, Inc	1,557
25,712	*	Aimmune Therapeutics, Inc	529
26,366	*	Akebia Therapeutics, Inc	379
64,824	*	Akorn, Inc	2,174
17,375	*,e	Albany Molecular Research, Inc	377
34,164	*	Alder Biopharmaceuticals, Inc	391
158,297	*	Alexion Pharmaceuticals, Inc	19,260
110,420	*	Alkermes plc	6,401
244,086		Allergan plc	59,335
54,942	*,e	Alnylam Pharmaceuticals, Inc	4,382
25,493	*	AMAG Pharmaceuticals, Inc	469
535,092		Amgen, Inc	92,159
106,521	*,e	Amicus Therapeutics, Inc	1,073
25,774	*	Amphastar Pharmaceuticals, Inc	460
3,802	*	AnaptysBio, Inc	91
23,093	*,e	Anavex Life Sciences Corp	123
5,767	*	ANI Pharmaceuticals, Inc	270
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
29,050	*	Aratana Therapeutics, Inc	$210
22,973	*	Ardelyx, Inc	117
23,307	*	Arena Pharmaceuticals, Inc	393
126,892	*	Array Biopharma, Inc	1,062
10,043	*	Assembly Biosciences, Inc	207
17,138	*,e	Asterias Biotherapeutics, Inc	61
17,368	*,e	Atara Biotherapeutics, Inc	243
52,762	*,e	Athersys, Inc	80
10,702	*	Audentes Therapeutics, Inc	205
14,714	*,e	Avexis, Inc	1,209
21,434	*,e	Axovant Sciences Ltd	497
19,950	*,e	Bellicum Pharmaceuticals, Inc	233
53,741	*	BioCryst Pharmaceuticals, Inc	299
154,349	*	Biogen Idec, Inc	41,884
7,175	*	Biohaven Pharmaceutical Holding Co Ltd	179
126,546	*	BioMarin Pharmaceutical, Inc	11,493
15,362	*	Bio-Rad Laboratories, Inc (Class A)	3,477
3,856	*	Biospecifics Technologies Corp	191
26,802		Bio-Techne Corp	3,149
56,186	*,e	BioTime, Inc	177
78,809	*	Bioverativ, Inc	4,742
29,677	*	Bluebird Bio, Inc	3,118
28,144	*	Blueprint Medicines Corp	1,426
1,198,323		Bristol-Myers Squibb Co	66,770
76,600		Bruker BioSciences Corp	2,209
21,820	*	Calithera Biosciences, Inc	324
23,380	*	Cambrex Corp	1,397
19,366	*,e	Cara Therapeutics Inc	298
26,295	*	Cascadian Therapeutics, Inc	98
90,837	*	Catalent, Inc	3,188
50,782	*	Catalyst Pharmaceuticals, Inc	140
563,476	*	Celgene Corp	73,179
73,063	*,e	Celldex Therapeutics, Inc	180
30,752	*	Cempra, Inc	141
34,386	*	Charles River Laboratories International, Inc	3,478
18,304	*	ChemoCentryx, Inc	171
30,594	*	Chimerix, Inc	167
14,633	*	Clearside Biomedical, Inc	133
28,355	*	Clovis Oncology, Inc	2,655
27,864	*	Coherus Biosciences, Inc	400
16,286	*,e	Collegium Pharmaceutical, Inc	204
11,239	*	Concert Pharmaceuticals Inc	157
18,652	*	Contatus Pharmaceuticals, Inc	107
32,828	*,e	Corbus Pharmaceuticals Holdings, Inc	207
65,375	*	Corcept Therapeutics, Inc	771
15,295	*	Corium International, Inc	114
6,717	*,e	Corvus Pharmaceuticals, Inc	81
84,568	*	Curis, Inc	160
30,153	*	Cytokinetics, Inc	365
21,311	*	CytomX Therapeutics, Inc	330
44,278	*	Depomed, Inc	476
27,246	*	Dermira, Inc	794
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
84,059	*	Durect Corp	$131
35,256	*,e	Dynavax Technologies Corp	340
6,368	*,e	Eagle Pharmaceuticals, Inc	502
12,202	*	Edge Therapeutics, Inc	125
24,325	*,e	Editas Medicine, Inc	408
710,463		Eli Lilly & Co	58,471
24,015	*	Emergent Biosolutions, Inc	814
11,786	*	Enanta Pharmaceuticals, Inc	424
161,263	*	Endo International plc	1,801
27,058	*	Enzo Biochem, Inc	299
29,818	*	Epizyme, Inc	450
9,694	*,e	Esperion Thereapeutics, Inc	449
79,297	*	Exact Sciences Corp	2,805
209,243	*	Exelixis, Inc	5,154
24,636	*	Fate Therapeutics, Inc	80
42,613	*	FibroGen, Inc	1,376
19,800	*	Five Prime Therapeutics, Inc	596
19,463	*,e	Flexion Therapeutics Inc	394
20,851	*	Fluidigm Corp	84
24,951	*,e	Fortress Biotech, Inc	118
10,540	*,e	Foundation Medicine, Inc	419
20,661	*,e	Genocea Biosciences Inc	108
14,071	*	Genomic Health, Inc	458
114,325	*,e	Geron Corp	317
946,265		Gilead Sciences, Inc	66,977
26,450	*	Global Blood Therapeutics, Inc	723
79,065	*	Halozyme Therapeutics, Inc	1,014
32,353	*,e	Heron Therapeutics, Inc	448
4,605	*	Heska Corp	470
118,653	*	Horizon Pharma plc	1,408
62,986	*,e	Idera Pharmaceuticals, Inc	108
35,767	*	Ignyta, Inc	370
105,853	*	Illumina, Inc	18,368
8,484	*	Immune Design Corp	83
65,469	*,e	Immunogen, Inc	465
69,521	*,e	Immunomedics, Inc	614
53,162	*	Impax Laboratories, Inc	856
39,474	*	INC Research Holdings, Inc	2,309
122,282	*	Incyte Corp	15,397
55,553	*	Innoviva, Inc	711
49,160	*,e	Inovio Pharmaceuticals, Inc	385
45,452	*	Insmed, Inc	780
17,481	*,e	Insys Therapeutics, Inc	221
10,757	*,e	Intellia Therapeutics, Inc	172
12,921	*,e	Intercept Pharmaceuticals, Inc	1,564
18,642	*	Intersect ENT, Inc	521
25,348	*	Intra-Cellular Therapies, Inc	315
39,434	*,e	Intrexon Corp	950
27,249	*,e	Invitae Corp	260
89,084	*	Ionis Pharmaceuticals, Inc	4,532
34,093	*	Iovance Biotherapeutics, Inc	251
95,014	*	Ironwood Pharmaceuticals, Inc	1,794
1,961,896		Johnson & Johnson	259,539
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
4,482	*	Jounce Therapeutics, Inc	$63
46,335	*,e	Juno Therapeutics, Inc	1,385
23,632	*,e	Karyopharm Therapeutics, Inc	214
59,203	*,e	Keryx Biopharmaceuticals, Inc	428
15,620	*	Kindred Biosciences Inc	134
35,215	*,e	Kite Pharma, Inc	3,651
10,057	*	Kura Oncology, Inc	94
12,410	*,e	La Jolla Pharmaceutical Co	369
19,506	*,e	Lannett Co, Inc	398
30,110	*,e	Lexicon Pharmaceuticals, Inc	495
14,752	*	Ligand Pharmaceuticals, Inc (Class B)	1,791
14,417	*	Loxo Oncology, Inc	1,156
31,134		Luminex Corp	658
23,459	*	MacroGenics, Inc	411
72,043	*	Mallinckrodt plc	3,228
40,487	*	Matinas BioPharma Holdings, Inc	68
49,764	*,e	Medicines Co	1,892
22,034	*,e	MediciNova, Inc	116
5,025	*,e	Medpace Holdings, Inc	146
1,992,099		Merck & Co, Inc	127,673
90,592		Merrimack Pharmaceuticals, Inc	112
18,529	*	Mettler-Toledo International, Inc	10,905
75,041	*,e	MiMedx Group, Inc	1,123
18,922	*,e	Minerva Neurosciences, Inc	167
10,019	*,e	Miragen Therapeutics, Inc	130
53,355	*	Momenta Pharmaceuticals, Inc	902
386,897	*	Mylan NV	15,019
11,927	*	MyoKardia, Inc	156
46,607	*	Myriad Genetics, Inc	1,204
10,862	*	NanoString Technologies, Inc	180
22,232	*,e	NantKwest, Inc	169
19,889	*	Natera, Inc	216
107,133	*	Nektar Therapeutics	2,094
38,546	*	NeoGenomics, Inc	345
10,102	*,e	Neos Therapeutics, Inc	74
63,342	*	Neurocrine Biosciences, Inc	2,914
14,869	*,e	NewLink Genetics Corp	109
197,987	*,e	Novavax, Inc	228
10,969	*	Novelion Therapeutics, Inc	101
19,320	*,e	Nymox Pharmaceutical Corp	85
13,115	*,e	Ocular Therapeutix, Inc	122
29,642	*,e	Omeros Corp	590
238,337	*,e	Opko Health, Inc	1,568
60,008	*,e	Organovo Holdings, Inc	158
18,209	*	Otonomy, Inc	343
4,292	*	Ovid therapeutics, Inc	45
55,440	*	Pacific Biosciences of California, Inc	197
28,237	*	Pacira Pharmaceuticals, Inc	1,347
17,330	*	Paratek Pharmaceuticals, Inc	418
36,119	*	Parexel International Corp	3,139
25,000	*	Patheon NV	872
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
120,653		PDL BioPharma, Inc	$298
78,986		PerkinElmer, Inc	5,382
93,495		Perrigo Co plc	7,061
4,303,578		Pfizer, Inc	144,557
12,927		Phibro Animal Health Corp	479
24,527	*,e	Pieris Pharmaceuticals, Inc	124
36,240	*	Portola Pharmaceuticals, Inc	2,036
28,079	*	PRA Health Sciences, Inc	2,106
38,233	*	Prestige Brands Holdings, Inc	2,019
51,583	*	Progenics Pharmaceuticals, Inc	350
4,860	*,e	Protagonist Therapeutics, Inc	55
27,579	*,e	Prothena Corp plc	1,493
25,096	*	PTC Therapeutics, Inc	460
20,506	*	Puma Biotechnology, Inc	1,792
166,375		QIAGEN NV	5,579
92,350	*	Quintiles Transnational Holdings, Inc	8,265
8,205	*	Ra Pharmaceuticals, Inc	154
27,010	*,e	Radius Health, Inc	1,222
6,375	*	Reata Pharmaceuticals, Inc	202
8,471	*	Recro Pharma, Inc	60
57,022	*	Regeneron Pharmaceuticals, Inc	28,006
19,715	*	REGENXBIO, Inc	389
24,847	*	Repligen Corp	1,030
25,726	*	Retrophin, Inc	499
15,494	*	Revance Therapeutics, Inc	409
86,450	*	Rigel Pharmaceuticals, Inc	236
24,925	*	Sage Therapeutics, Inc	1,985
52,234	*	Sangamo Biosciences, Inc	460
37,245	*	Sarepta Therapeutics, Inc	1,256
38,141	*	Sciclone Pharmaceuticals, Inc	420
70,004	*	Seattle Genetics, Inc	3,622
8,829	*	Selecta Biosciences, Inc	175
13,345	*,e	Seres Therapeutics, Inc	151
16,648	*	Spark Therapeutics, Inc	995
56,104	*	Spectrum Pharmaceuticals, Inc	418
12,168	*	Stemline Therapeutics, Inc	112
14,983	*	Strongbridge Biopharma plc	107
18,349	*,e	Sucampo Pharmaceuticals, Inc (Class A)	193
34,621	*	Supernus Pharmaceuticals, Inc	1,492
6,983	*	Syndax Pharmaceuticals, Inc	98
164,107	*,e	Synergy Pharmaceuticals, Inc	730
9,466	*	Syros Pharmaceuticals, Inc	152
29,885	*,e	Teligent, Inc	273
26,872	*	TESARO, Inc	3,758
26,726	*	Tetraphase Pharmaceuticals, Inc	191
34,724	*,e	TG Therapeutics, Inc	349
114,084	*,e	TherapeuticsMD, Inc	601
29,259	*,e	Theravance Biopharma, Inc	1,166
283,664		Thermo Fisher Scientific, Inc	49,491
6,981	*,m	Tobira Therapeutics, Inc	96
6,159	*	Tocagen, Inc	74
32,080	*	Trevena, Inc	74
28,669	*	Ultragenyx Pharmaceutical, Inc	1,781
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
32,107	*	United Therapeutics Corp	$4,165
31,395	*	Vanda Pharmaceuticals, Inc	512
17,356	*,e	VBI Vaccines, Inc	75
16,367	*	Veracyte, Inc	136
23,940	*	Versartis, Inc	418
180,907	*	Vertex Pharmaceuticals, Inc	23,313
8,673	*	Voyager Therapeutics, Inc	78
61,736	*	VWR Corp	2,038
55,580	*	Waters Corp	10,218
8,910	*,e	WaVe Life Sciences Pte Ltd	166
8,356	*,e	XBiotech, Inc	39
27,098	*	Xencor Inc	572
90,754	*,e	ZIOPHARM Oncology, Inc	564
357,438		Zoetis, Inc	22,297
17,421	*	Zogenix, Inc	253
7,989	*,e	Zynerba Pharmaceuticals, Inc	136
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,524,605

REAL ESTATE - 4.1%
60,331		Acadia Realty Trust	1,677
18,415		Agree Realty Corp	845
33,490		Alexander & Baldwin, Inc	1,386
1,574		Alexander’s, Inc	663
65,407		Alexandria Real Estate Equities, Inc	7,880
8,343	*,e	Altisource Portfolio Solutions S.A.	182
37,147		Altisource Residential Corp	481
28,646		American Assets Trust,Inc	1,128
96,842		American Campus Communities, Inc	4,581
164,177		American Homes 4 Rent	3,705
307,286		American Tower Corp	40,660
113,859		Apartment Investment & Management Co (Class A)	4,893
149,114		Apple Hospitality REIT, Inc	2,790
31,681		Armada Hoffler Properties, Inc	410
20,771		Ashford Hospitality Prime, Inc	214
56,474		Ashford Hospitality Trust, Inc	343
7,072	*	AV Homes, Inc	142
100,179		AvalonBay Communities, Inc	19,251
16,903		Bluerock Residential Growth REIT, Inc	218
111,751		Boston Properties, Inc	13,748
127,370		Brandywine Realty Trust	2,233
218,369		Brixmor Property Group, Inc	3,904
62,799		Camden Property Trust	5,370
61,176		Care Capital Properties, Inc	1,633
50,740		CareTrust REIT, Inc	941
29,192		CatchMark Timber Trust Inc	332
124,137	e	CBL & Associates Properties, Inc	1,047
213,981	*	CBRE Group, Inc	7,789
62,949		Cedar Realty Trust, Inc	305
28,285		Chatham Lodging Trust	568
44,088		Chesapeake Lodging Trust	1,079
21,833		City Office REIT, Inc	277
10,462		Clipper Realty, Inc	129
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
390,838		Colony NorthStar, Inc	$5,507
72,708		Colony Starwood Homes	2,495
88,663		Columbia Property Trust, Inc	1,984
9,586		Community Healthcare Trust, Inc	245
3,235		Consolidated-Tomoka Land Co	184
86,682		CoreCivic, Inc	2,391
9,299		CorEnergy Infrastructure Trust, Inc	312
24,799		Coresite Realty	2,567
72,219		Corporate Office Properties Trust	2,530
301,076		Cousins Properties, Inc	2,646
265,588		Crown Castle International Corp	26,607
131,589		CubeSmart	3,163
62,800		CyrusOne, Inc	3,501
66,623		DCT Industrial Trust, Inc	3,560
227,125		DDR Corp	2,060
144,818		DiamondRock Hospitality Co	1,586
115,864		Digital Realty Trust, Inc	13,087
105,109		Douglas Emmett, Inc	4,016
256,864		Duke Realty Corp	7,179
56,089		DuPont Fabros Technology, Inc	3,430
26,096		Easterly Government Properties, Inc	547
23,492		EastGroup Properties, Inc	1,969
52,715		Education Realty Trust, Inc	2,043
92,680		Empire State Realty Trust, Inc	1,925
45,571		Entertainment Properties Trust	3,275
56,466		Equinix, Inc	24,233
86,883	*	Equity Commonwealth	2,746
59,043		Equity Lifestyle Properties, Inc	5,098
259,865		Equity Residential	17,107
47,611		Essex Property Trust, Inc	12,249
88,751		Extra Space Storage, Inc	6,923
19,962	e	Farmland Partners, Inc	178
52,442		Federal Realty Investment Trust	6,628
94,250		FelCor Lodging Trust, Inc	680
84,012		First Industrial Realty Trust, Inc	2,404
42,783		First Potomac Realty Trust	475
166,308		Forest City Realty Trust, Inc	4,020
28,997	*	Forestar Group, Inc	497
44,705		Four Corners Property Trust, Inc	1,123
72,511		Franklin Street Properties Corp	803
4,942	*	FRP Holdings, Inc	228
141,130		Gaming and Leisure Properties, Inc	5,316
87,896		Geo Group, Inc	2,599
18,198		Getty Realty Corp	457
447,660		GGP, Inc	10,547
17,811		Gladstone Commercial Corp	388
10,990	e	Global Medical REIT, Inc	98
44,961	*	Global Net Lease, Inc	1,000
51,670		Government Properties Income Trust	946
108,607		Gramercy Property Trust	3,227
341,350		HCP, Inc	10,910
82,789		Healthcare Realty Trust, Inc	2,827
142,087		Healthcare Trust of America, Inc	4,420
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
27,708		Hersha Hospitality Trust	$513
27,225		HFF, Inc (Class A)	947
72,965		Highwoods Properties, Inc	3,700
118,720		Hospitality Properties Trust	3,461
529,668		Host Marriott Corp	9,677
24,727	*	Howard Hughes Corp	3,037
113,109		Hudson Pacific Properties	3,867
48,914		Independence Realty Trust, Inc	483
90,609		Investors Real Estate Trust	563
64,629		Invitation Homes, Inc	1,398
190,342		Iron Mountain, Inc	6,540
49,646	*	iStar Financial, Inc	598
6,203	e	Jernigan Capital, Inc	136
32,687		Jones Lang LaSalle, Inc	4,086
61,074		Kennedy-Wilson Holdings, Inc	1,163
69,929		Kilroy Realty Corp	5,255
297,898		Kimco Realty Corp	5,466
60,886		Kite Realty Group Trust	1,153
60,216		Lamar Advertising Co	4,430
81,319		LaSalle Hotel Properties	2,423
155,973		Lexington Realty Trust	1,546
106,955		Liberty Property Trust	4,354
33,188		Life Storage, Inc	2,459
27,895		LTC Properties, Inc	1,434
99,507		Macerich Co	5,777
65,387		Mack-Cali Realty Corp	1,775
11,498	*	Marcus & Millichap, Inc	303
4,532	*	Maui Land & Pineapple Co, Inc	92
20,532		MedEquities Realty Trust, Inc	259
258,540		Medical Properties Trust, Inc	3,327
82,482		Mid-America Apartment Communities, Inc	8,692
50,307		Monmouth Real Estate Investment Corp (Class A)	757
121,396		Monogram Residential Trust, Inc	1,179
28,092		National Health Investors, Inc	2,225
107,854		National Retail Properties, Inc	4,217
31,451		National Storage Affiliates Trust	727
55,714		New Senior Investment Group, Inc	560
12,730		NexPoint Residential Trust, Inc	317
42,262		NorthStar Realty Europe Corp	536
139,485	e	Omega Healthcare Investors, Inc	4,606
9,027		One Liberty Properties, Inc	212
101,625		Outfront Media, Inc	2,350
141,733		Paramount Group, Inc	2,268
92,621		Park Hotels & Resorts, Inc	2,497
31,089		Parkway, Inc	712
49,813		Pebblebrook Hotel Trust	1,606
52,388		Pennsylvania REIT	593
107,460		Physicians Realty Trust	2,164
105,394		Piedmont Office Realty Trust, Inc	2,222
29,588		Potlatch Corp	1,352
21,687		Preferred Apartment Communities, Inc	342
382,521		Prologis, Inc	22,431
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
14,490		PS Business Parks, Inc	$1,918
107,802		Public Storage, Inc	22,480
34,553		QTS Realty Trust, Inc	1,808
69,475	*	Quality Care Properties, Inc	1,272
62,959		RAIT Investment Trust	138
57,913		Ramco-Gershenson Properties	747
93,261		Rayonier, Inc	2,683
13,117		Re/Max Holdings, Inc	735
98,527		Realogy Holdings Corp	3,197
198,343		Realty Income Corp	10,945
108,110		Regency Centers Corp	6,772
78,162		Retail Opportunities Investment Corp	1,500
173,060		Retail Properties of America, Inc	2,113
48,113		Rexford Industrial Realty, Inc	1,320
90,156		RLJ Lodging Trust	1,791
5,123		RMR Group, Inc	249
31,992		Ryman Hospitality Properties	2,048
47,769	e	Sabra Healthcare REIT, Inc	1,151
8,188		Saul Centers, Inc	475
87,233	*	SBA Communications Corp	11,768
45,730		Select Income REIT	1,099
170,932		Senior Housing Properties Trust	3,494
18,501	e	Seritage Growth Properties	776
226,362		Simon Property Group, Inc	36,616
72,261		SL Green Realty Corp	7,645
354,302		Spirit Realty Capital, Inc	2,625
33,773	*	St. Joe Co	633
64,412	*	STAG Industrial, Inc	1,778
121,165		STORE Capital Corp	2,720
4,495		Stratus Properties, Inc	132
73,018		Summit Hotel Properties, Inc	1,362
52,001		Sun Communities, Inc	4,560
159,024		Sunstone Hotel Investors, Inc	2,563
67,688		Tanger Factory Outlet Centers, Inc	1,759
43,350		Taubman Centers, Inc	2,582
10,268	*	Tejon Ranch Co	212
35,329		Terreno Realty Corp	1,189
34,663		Tier REIT, Inc	641
13,643	*	Trinity Place Holdings, Inc	97
192,841		UDR, Inc	7,515
20,169		UMH Properties, Inc	344
119,952		Uniti Group, Inc	3,016
9,264		Universal Health Realty Income Trust	737
70,770		Urban Edge Properties	1,679
20,808		Urstadt Biddle Properties, Inc (Class A)	412
257,541		Ventas, Inc	17,894
709,541		VEREIT, Inc	5,776
125,038		Vornado Realty Trust	11,741
134,922		Washington Prime Group, Inc	1,129
55,986		Washington REIT	1,786
86,814		Weingarten Realty Investors	2,613
266,291		Welltower, Inc	19,932
542,082		Weyerhaeuser Co	18,160
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
25,132	e	Whitestone REIT	$308
76,656		WP Carey, Inc	5,060
79,064		Xenia Hotels & Resorts, Inc	1,531
		TOTAL REAL ESTATE	747,753

RETAILING - 4.9%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	178
45,849		Aaron’s, Inc	1,784
51,631		Abercrombie & Fitch Co (Class A)	642
51,735		Advance Auto Parts, Inc	6,032
289,052	*	Amazon.com, Inc	279,802
117,400		American Eagle Outfitters, Inc	1,415
5,481	*,e	America’s Car-Mart, Inc	213
13,496	*	Asbury Automotive Group, Inc	763
4,073	*	At Home Group, Inc	95
46,431	*,e	Autonation, Inc	1,958
20,648	*	AutoZone, Inc	11,779
29,015	*	Barnes & Noble Education, Inc	308
40,294		Barnes & Noble, Inc	306
101,071		Bed Bath & Beyond, Inc	3,073
191,794		Best Buy Co, Inc	10,996
14,390	e	Big 5 Sporting Goods Corp	188
32,516		Big Lots, Inc	1,571
9,762	*	Boot Barn Holdings, Inc	69
21,122	e	Buckle, Inc	376
8,786	*	Build-A-Bear Workshop, Inc	92
50,175	*	Burlington Stores, Inc	4,616
36,625	*	Cabela’s, Inc	2,176
28,267		Caleres, Inc	785
8,124		Camping World Holdings, Inc	251
134,109	*	Carmax, Inc	8,457
10,677	*,e	Carvana Co	219
19,356		Cato Corp (Class A)	340
95,824		Chico’s FAS, Inc	903
12,596		Children’s Place Retail Stores, Inc	1,286
11,556		Citi Trends, Inc	245
13,169	*,e	Conn’s, Inc	252
11,400	*,e	Container Store Group, Inc	67
33,096		Core-Mark Holding Co, Inc	1,094
63,082		Dick’s Sporting Goods, Inc	2,513
10,952	e	Dillard’s, Inc (Class A)	632
199,992		Dollar General Corp	14,417
166,563	*	Dollar Tree, Inc	11,646
49,292		DSW, Inc (Class A)	872
7,236	*,e	Duluth Holdings, Inc	132
83,578	*	Etsy, Inc	1,254
87,653		Expedia, Inc	13,056
55,323	*	Express Parent LLC	373
28,194		Finish Line, Inc (Class A)	400
39,150	*	Five Below, Inc	1,933
7,526	*	Floor & Decor Holdings, Inc	295
94,815		Foot Locker, Inc	4,672
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
25,440	*	Francesca’s Holdings Corp	$278
27,215	e	Fred’s, Inc (Class A)	251
13,967	*	FTD Cos, Inc	279
6,584	*	Gaia, Inc	74
70,099		GameStop Corp (Class A)	1,515
171,913		Gap, Inc	3,780
13,677	*	Genesco, Inc	464
104,369		Genuine Parts Co	9,681
50,651	e	GNC Holdings, Inc	427
14,604		Group 1 Automotive, Inc	925
244,899	*	Groupon, Inc	940
44,451		Guess?, Inc	568
13,840		Haverty Furniture Cos, Inc	347
16,994	*	Hibbett Sports, Inc	353
874,108		Home Depot, Inc	134,088
24,109		HSN, Inc	769
8,070	*	J. Jill, Inc	99
228,517	*,e	JC Penney Co, Inc	1,063
12,718	*	Kirkland’s, Inc	131
123,140		Kohl’s Corp	4,762
174,367		L Brands, Inc	9,397
9,431	*,e	Lands’ End, Inc	141
39,468	*	Liberty Expedia Holdings, Inc	2,132
299,579	*	Liberty Interactive Corp	7,352
53,282	*	Liberty TripAdvisor Holdings, Inc	618
57,912	*	Liberty Ventures	3,028
16,930		Lithia Motors, Inc (Class A)	1,595
222,202	*	LKQ Corp	7,322
623,892		Lowe’s Companies, Inc	48,370
19,294	*,e	Lumber Liquidators, Inc	483
221,744		Macy’s, Inc	5,153
18,578	*	MarineMax, Inc	363
83,777	*	Michaels Cos, Inc	1,552
23,604		Monro Muffler, Inc	985
25,361	*	Murphy USA, Inc	1,879
298,306	*	NetFlix, Inc	44,570
84,693	e	Nordstrom, Inc	4,051
21,359		Nutri/System, Inc	1,112
370,480		Office Depot, Inc	2,089
34,400	*	Ollie’s Bargain Outlet Holdings, Inc	1,465
64,930	*	O’Reilly Automotive, Inc	14,203
12,199	*	Overstock.com, Inc	199
17,507	*	Party City Holdco, Inc	274
25,707		Penske Auto Group, Inc	1,129
14,105		PetMed Express, Inc	573
59,095		Pier 1 Imports, Inc	307
35,694	*	Priceline.com, Inc	66,767
30,873	e	Rent-A-Center, Inc	362
24,902	*,e	RH Holdings, Inc	1,607
278,872		Ross Stores, Inc	16,099
100,020	*	Sally Beauty Holdings, Inc	2,025
29,918	*	Select Comfort Corp	1,062
8,694		Shoe Carnival, Inc	182
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
24,406	*	Shutterfly, Inc	$1,159
49,664	e	Signet Jewelers Ltd	3,141
20,728		Sonic Automotive, Inc (Class A)	403
19,952	*,e	Sportsman’s Warehouse Holdings, Inc	108
477,765		Staples, Inc	4,811
36,113	e	Tailored Brands, Inc	403
401,619		Target Corp	21,001
78,365		Tiffany & Co	7,356
24,339		Tile Shop Holdings, Inc	503
6,790		Tilly’s, Inc	69
468,659		TJX Companies, Inc	33,823
93,478		Tractor Supply Co	5,067
80,088	*	TripAdvisor, Inc	3,059
42,898	*	Ulta Beauty, Inc	12,326
64,021	*	Urban Outfitters, Inc	1,187
17,699	*	Vitamin Shoppe, Inc	206
27,839	*	Wayfair, Inc	2,140
11,292		West Marine, Inc	145
62,628		Williams-Sonoma, Inc	3,037
1,945		Winmark Corp	251
11,661	*	Zumiez, Inc	144
		TOTAL RETAILING	904,105

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
13,345	*,e	Acacia Communications, Inc	553
28,672	*	Advanced Energy Industries, Inc	1,855
598,249	*	Advanced Micro Devices, Inc	7,466
15,539	*	Alpha & Omega Semiconductor Ltd	259
23,188	*,e	Ambarella, Inc	1,126
73,241	*	Amkor Technology, Inc	716
263,119		Analog Devices, Inc	20,471
786,295		Applied Materials, Inc	32,482
20,849	*	Axcelis Technologies, Inc	437
26,991	*	AXT, Inc	171
290,029		Broadcom Ltd	67,591
49,923		Brooks Automation, Inc	1,083
17,924		Cabot Microelectronics Corp	1,323
47,258	*	Cavium, Inc	2,936
15,710	*	Ceva, Inc	714
46,452	*	Cirrus Logic, Inc	2,913
18,761		Cohu, Inc	295
70,502	*	Cree, Inc	1,738
4,598	*	CyberOptics Corp	95
236,910		Cypress Semiconductor Corp	3,234
28,713	*	Diodes, Inc	690
16,832	*	DSP Group, Inc	195
102,868	*	Entegris, Inc	2,258
59,023	*,e	First Solar, Inc	2,354
51,293	*	Formfactor, Inc	636
9,281	*	GSI Technology, Inc	73
8,421	*	Ichor Holdings Ltd	170
13,074	*,e	Impinj, Inc	636
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
29,376	*	Inphi Corp	$1,008
96,873	*	Integrated Device Technology, Inc	2,498
3,429,723		Intel Corp	115,719
16,725		IXYS Corp	275
113,478		Kla-Tencor Corp	10,384
50,517	*	Kopin Corp	187
117,135		Lam Research Corp	16,566
90,159	*	Lattice Semiconductor Corp	600
29,103	*	MA-COM Technology Solutions	1,623
292,429		Marvell Technology Group Ltd	4,831
204,291		Maxim Integrated Products, Inc	9,173
43,500	*	MaxLinear, Inc	1,213
153,959		Microchip Technology, Inc	11,883
760,166	*	Micron Technology, Inc	22,699
82,939	*	Microsemi Corp	3,882
38,853		MKS Instruments, Inc	2,615
28,750		Monolithic Power Systems, Inc	2,771
18,167	*	Nanometrics, Inc	459
21,168	*,e	NeoPhotonics Corp Ltd	163
3,184		NVE Corp	245
413,489		NVIDIA Corp	59,774
242,139	*	NXP Semiconductors NV	26,502
303,061	*	ON Semiconductor Corp	4,255
20,605	*	PDF Solutions, Inc	339
46,544	*	Photronics, Inc	437
19,443	*	Pixelworks, Inc	89
20,135		Power Integrations, Inc	1,468
91,952	*	Qorvo, Inc	5,822
1,074,548		Qualcomm, Inc	59,337
79,664	*	Rambus, Inc	911
22,659	*	Rudolph Technologies, Inc	518
47,350	*	Semtech Corp	1,693
25,567	*	Sigma Designs, Inc	150
30,261	*	Silicon Laboratories, Inc	2,068
133,980		Skyworks Solutions, Inc	12,855
42,585	*,e	SunPower Corp	398
145,190		Teradyne, Inc	4,360
727,351		Texas Instruments, Inc	55,955
23,500	*	Ultra Clean Holdings	441
34,384	*	Veeco Instruments, Inc	958
77,993		Versum Materials, Inc	2,535
37,527	*	Xcerra Corp	367
180,841		Xilinx, Inc	11,632
35,485		Xperi Corp	1,057
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	617,185

SOFTWARE & SERVICES - 12.7%
31,603	*	2U, Inc	1,483
65,506	*	8x8, Inc	953
32,215	*	A10 Networks, Inc	272
451,351		Accenture plc	55,823
86,241	*	ACI Worldwide, Inc	1,929
537,653		Activision Blizzard, Inc	30,953
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
23,331	*	Actua Corp	$328
57,158	*	Acxiom Corp	1,485
359,110	*	Adobe Systems, Inc	50,793
122,384	*	Akamai Technologies, Inc	6,096
14,717	*	Alarm.com Holdings, Inc	554
35,272		Alliance Data Systems Corp	9,054
216,538	*	Alphabet, Inc (Class A)	201,311
219,893	*	Alphabet, Inc (Class C)	199,823
6,774	*	Alteryx, Inc	132
11,882	*	Amber Road, Inc	102
105,551		Amdocs Ltd	6,804
15,720	*	American Software, Inc (Class A)	162
32,146	*,e	Angie’s List, Inc	411
62,308	*	Ansys, Inc	7,582
5,867	*	Appfolio, Inc	191
12,607	*	Apptio, Inc	219
54,681	*	Aspen Technology, Inc	3,022
53,046	*	Atlassian Corp plc	1,866
150,987	*	Autodesk, Inc	15,223
325,423		Automatic Data Processing, Inc	33,343
34,946	*	Bankrate, Inc	449
18,304	*	Barracuda Networks, Inc	422
59,668	*	Bazaarvoice, Inc	295
11,374	*,e	Benefitfocus, Inc	413
20,754	*	Black Knight Financial Services, Inc	850
34,044		Blackbaud, Inc	2,919
40,135	*	Blackhawk Network Holdings, Inc	1,750
7,430	*	Blackline, Inc	266
30,473	*	Blucora, Inc	646
105,922		Booz Allen Hamilton Holding Co	3,447
29,562	*	Bottomline Technologies, Inc	759
56,836	*	Box, Inc	1,037
20,694	*	Brightcove, Inc	128
84,067		Broadridge Financial Solutions, Inc	6,352
21,331	*,e	BroadSoft, Inc	918
228,316		CA, Inc	7,870
17,838	*	CACI International, Inc (Class A)	2,231
202,288	*	Cadence Design Systems, Inc	6,775
46,299	*	Callidus Software, Inc	1,120
18,030	*	Carbonite, Inc	393
10,940	*,e	CardConnect Corp	165
33,955	*	Cardtronics plc	1,116
10,137	*	Care.com, Inc	153
51,951	*,e	Cars.com, Inc	1,383
8,028		Cass Information Systems, Inc	527
98,062		CDK Global, Inc	6,086
15,814	*	ChannelAdvisor Corp	183
18,077	*,e	Cimpress NV	1,709
110,049	*	Citrix Systems, Inc	8,758
9,543	*,e	Cloudera, Inc	153
425,087		Cognizant Technology Solutions Corp (Class A)	28,226
19,734	*	CommerceHub, Inc	344
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
9,867	*	CommerceHub, Inc (Series A)	$172
28,135	*	Commvault Systems, Inc	1,588
137,713	*	Conduent, Inc	2,195
67,630		Convergys Corp	1,608
37,259	*	Cornerstone OnDemand, Inc	1,332
23,342	*	CoStar Group, Inc	6,153
21,523	*,e	Coupa Software, Inc	624
24,883		CSG Systems International, Inc	1,010
117,566		CSRA, Inc	3,733
149,101	*	Dell Technologies, Inc-VMware Inc	9,112
32,513	*	DHI Group, Inc	93
7,264	*,e	Digimarc Corp	292
44,464		DST Systems, Inc	2,743
205,734	*	DXC Technology Co	15,784
736,159	*	eBay, Inc	25,707
17,480	e	Ebix, Inc	942
217,881	*	Electronic Arts, Inc	23,034
24,127	*	Ellie Mae, Inc	2,652
43,380	*	Endurance International Group Holdings, Inc	362
20,747	*	EnerNOC, Inc	161
30,234	*	Envestnet, Inc	1,197
35,459	*	EPAM Systems, Inc	2,982
36,349	*	Euronet Worldwide, Inc	3,176
12,571	*	Everbridge, Inc	306
45,885	*	Everi Holdings, Inc	334
44,094		EVERTEC, Inc	763
9,749	*	EXA Corp	135
23,720	*	ExlService Holdings, Inc	1,318
1,697,976	*	Facebook, Inc	256,360
22,237		Fair Isaac Corp	3,100
238,484		Fidelity National Information Services, Inc	20,367
127,712	*,e	FireEye, Inc	1,943
61,509	*	First American Corp	2,668
267,680	*	First Data Corp	4,872
154,285	*	Fiserv, Inc	18,875
37,675	*	Five9, Inc	811
66,686	*	FleetCor Technologies, Inc	9,617
7,582		Forrester Research, Inc	297
107,542	*	Fortinet, Inc	4,026
63,540	*	Gartner, Inc	7,848
97,664		Genpact Ltd	2,718
25,984	*,e	Gigamon, Inc	1,022
110,277		Global Payments, Inc	9,960
5,647	*	Global Sources Ltd	113
88,947	*	Glu Mobile, Inc	222
56,861	*	GoDaddy, Inc	2,412
42,541	*,e	Gogo, Inc	490
61,868	*,e	GrubHub, Inc	2,697
22,127	*	GTT Communications, Inc	700
13,242	*	Guidance Software, Inc	88
53,780	*	Guidewire Software, Inc	3,695
17,956		Hackett Group, Inc	278
34,799	*	Hortonworks, Inc	448
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
24,272	*	HubSpot, Inc	$1,596
50,709	*	IAC/InterActiveCorp	5,235
24,295	*	Imperva, Inc	1,163
24,668	*	Information Services Group, Inc	101
15,324	*	Instructure, Inc	452
59,207	*	Internap Network Services Corp	217
624,950		International Business Machines Corp	96,136
177,075		Intuit, Inc	23,517
33,493		j2 Global, Inc	2,850
56,176		Jack Henry & Associates, Inc	5,835
9,177	*	Leaf Group Ltd	72
102,955		Leidos Holdings, Inc	5,322
50,961	*	Limelight Networks, Inc	147
19,090	*	Liquidity Services, Inc	121
40,701	*	Liveperson, Inc	448
37,856		LogMeIn, Inc	3,956
50,334	*	Manhattan Associates, Inc	2,419
18,418		Mantech International Corp (Class A)	762
685,160		MasterCard, Inc (Class A)	83,213
24,371	*	Match Group, Inc	424
46,282		MAXIMUS, Inc	2,899
46,865	*	Meet Group, Inc	237
5,458,007		Microsoft Corp	376,220
6,844	*	MicroStrategy, Inc (Class A)	1,312
26,600	*,e	MINDBODY, Inc	724
22,456	*	Mitek Systems, Inc	189
40,466	*	MobileIron, Inc	245
14,483	*	Model N, Inc	193
22,389	*	MoneyGram International, Inc	386
29,292		Monotype Imaging Holdings, Inc	536
10,573	*	MuleSoft, Inc	264
3,876		NCI, Inc (Class A)	82
39,172	*	NeuStar, Inc (Class A)	1,306
21,173	*	New Relic, Inc	911
46,584		NIC, Inc	883
208,409	*	Nuance Communications, Inc	3,628
25,143	*,e	Nutanix, Inc	507
8,277	*	Okta, Inc	189
10,112	*,e	Ominto, Inc	154
2,091,658		Oracle Corp	104,876
163,222	*,e	Pandora Media, Inc	1,456
7,197	*,e	Park City Group, Inc	87
233,691		Paychex, Inc	13,306
35,482	*	Paycom Software, Inc	2,427
18,614	*	Paylocity Holding Corp	841
823,717	*	PayPal Holdings, Inc	44,209
26,462		Pegasystems, Inc	1,544
25,493	*	Perficient, Inc	475
30,646	*	Planet Payment, Inc	101
13,412	*	Presidio, Inc	192
34,559		Progress Software Corp	1,068
30,883	*	Proofpoint, Inc	2,682
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
19,034	*	PROS Holdings, Inc	$521
83,533	*	PTC, Inc	4,604
22,395	*	Q2 Holdings, Inc	827
7,729		QAD, Inc (Class A)	248
22,512	*	Qualys, Inc	918
20,643	*	QuinStreet, Inc	86
53,361	*	Quotient Technology, Inc	614
14,504	*,e	Rapid7, Inc	244
18,038	*	RealNetworks, Inc	78
42,414	*	RealPage, Inc	1,525
129,227	*	Red Hat, Inc	12,373
6,528		Reis, Inc	139
8,995	*	Rightside Group Ltd	96
44,988	*	RingCentral, Inc	1,644
27,091	*	Rocket Fuel, Inc	75
13,437	*	Rosetta Stone, Inc	145
27,990	*	Rubicon Project, Inc	144
151,223		Sabre Corp	3,292
491,581	*	salesforce.com, Inc	42,571
31,653		Science Applications International Corp	2,197
4,599	*,e	SecureWorks Corp	43
121,339	*	ServiceNow, Inc	12,862
46,932	*	ServiceSource International LLC	182
13,499	*	Shutterstock, Inc	595
29,419	*	Silver Spring Networks, Inc	332
99,932	*	Splunk, Inc	5,685
12,246	*	SPS Commerce, Inc	781
160,838	*	Square, Inc	3,773
124,783		SS&C Technologies Holdings, Inc	4,793
11,437	*,e	Stamps.com, Inc	1,771
6,538	*	StarTek, Inc	80
29,262	*	Sykes Enterprises, Inc	981
448,958		Symantec Corp	12,683
30,290	*	Synchronoss Technologies, Inc	498
108,732	*	Synopsys, Inc	7,930
23,254		Syntel, Inc	394
43,485	*	Tableau Software, Inc	2,664
72,053	*	Take-Two Interactive Software, Inc	5,287
12,153	*	TechTarget, Inc	126
20,400	*	TeleNav, Inc	165
10,054		TeleTech Holdings, Inc	410
94,061	*	Teradata Corp	2,774
84,788		TiVo Corp	1,581
131,554		Total System Services, Inc	7,663
12,457	*	Trade Desk, Inc	624
88,235		Travelport Worldwide Ltd	1,214
44,667	*	TrueCar, Inc	890
6,516	*,e	Tucows, Inc	349
44,947	*,e	Twilio, Inc	1,308
485,172	*	Twitter, Inc	8,670
25,016	*	Tyler Technologies, Inc	4,395
20,605	*	Ultimate Software Group, Inc	4,328
38,674	*,e	Unisys Corp	495
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
4,914	*	Upland Software, Inc	$108
116,489	*	Vantiv, Inc	7,378
13,785	*	Varonis Systems, Inc	513
21,489	*	Vasco Data Security International	308
45,384	*	Verint Systems, Inc	1,847
63,973	*	VeriSign, Inc	5,947
32,131	*,e	VirnetX Holding Corp	146
19,953	*	Virtusa Corp	587
1,345,134		Visa, Inc (Class A)	126,147
52,087	*,e	VMware, Inc (Class A)	4,554
26,700	*	WebMD Health Corp (Class A)	1,566
27,749	*	Website Pros, Inc	702
342,867		Western Union Co	6,532
28,569	*	WEX, Inc	2,979
94,609	*	Workday, Inc	9,177
16,351	*	Workiva, Inc	311
16,652	*	Xactly Corp	261
19,259	*	XO Group, Inc	339
56,028	*	Yelp, Inc	1,682
8,394	*,e	Yext, Inc	112
69,807	*	Zendesk, Inc	1,939
38,071	*	Zillow Group, Inc	1,859
76,096	*	Zillow Group, Inc (Class C)	3,729
42,422	*	Zix Corp	241
549,506	*	Zynga, Inc	2,000
		TOTAL SOFTWARE & SERVICES	2,330,638

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
80,518	*,e	3D Systems Corp	1,506
35,649		Adtran, Inc	736
16,323	*	Aerohive Networks, Inc	82
11,056	*	Agilysys, Inc	112
6,547	*,e	Akoustis Technologies, Inc	57
216,967		Amphenol Corp (Class A)	16,016
21,094	*	Anixter International, Inc	1,650
3,795,863		Apple, Inc	546,680
13,189	*,e	Applied Optoelectronics, Inc	815
38,358	*	Arista Networks, Inc	5,746
130,734	*	ARRIS International plc	3,663
64,172	*	Arrow Electronics, Inc	5,032
24,161	*	Avid Technology, Inc	127
90,328		Avnet, Inc	3,512
34,410		AVX Corp	562
20,748		Badger Meter, Inc	827
7,316		Bel Fuse, Inc (Class B)	181
30,293		Belden CDT, Inc	2,285
35,867	*	Benchmark Electronics, Inc	1,158
293,621		Brocade Communications Systems, Inc	3,703
26,799	*	CalAmp Corp	545
28,887	*	Calix, Inc	198
111,192		CDW Corp	6,953
101,053	*	Ciena Corp	2,528
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
3,646,608		Cisco Systems, Inc	$114,139
8,964	*	Clearfield, Inc	118
60,271		Cognex Corp	5,117
17,685	*	Coherent, Inc	3,979
137,846	*	CommScope Holding Co, Inc	5,242
16,237		Comtech Telecommunications Corp	308
15,682	*	Control4 Corp	307
658,816		Corning, Inc	19,797
16,854	e	CPI Card Group, Inc	48
29,620	*	Cray, Inc	545
23,637		CTS Corp	511
27,847		Daktronics, Inc	268
53,560	e	Diebold, Inc	1,500
18,652	*	Digi International, Inc	189
39,659		Dolby Laboratories, Inc (Class A)	1,942
13,533	*	Eastman Kodak Co	123
33,587	*	EchoStar Corp (Class A)	2,039
21,493	*	Electro Scientific Industries, Inc	177
33,181	*	Electronics for Imaging, Inc	1,572
18,982		EMCORE Corp	202
9,278	*	ePlus, Inc	687
79,396	*	Extreme Networks, Inc	732
47,119	*	F5 Networks, Inc	5,987
26,560	*	Fabrinet	1,133
12,851	*	FARO Technologies, Inc	486
80,146	*	Finisar Corp	2,082
124,310	*,e	Fitbit, Inc	660
98,415		Flir Systems, Inc	3,411
58,321	*	Harmonic, Inc	306
87,178		Harris Corp	9,509
1,205,588		Hewlett Packard Enterprise Co	20,001
1,232,182		HP, Inc	21,539
43,712	*	II-VI, Inc	1,499
21,661	*	Immersion Corp	197
103,799	*	Infinera Corp	1,108
25,682	*	Insight Enterprises, Inc	1,027
25,007		InterDigital, Inc	1,933
13,652	*	Intevac, Inc	152
26,098	*	IPG Photonics Corp	3,787
18,293	*	Iteris, Inc	114
24,355	*	Itron, Inc	1,650
129,452		Jabil Circuit, Inc	3,779
270,845		Juniper Networks, Inc	7,551
32,485	*	Kemet Corp	416
133,968	*	Keysight Technologies, Inc	5,215
21,162	*	Kimball Electronics, Inc	382
64,648	*	Knowles Corp	1,094
10,929	*	KVH Industries, Inc	104
16,323		Littelfuse, Inc	2,693
43,856	*	Lumentum Holdings, Inc	2,502
24,482	*	Maxwell Technologies, Inc	147
2,255		Mesa Laboratories, Inc	323
25,950		Methode Electronics, Inc	1,069
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
47,549	*,e	Microvision, Inc	$101
118,807		Motorola, Inc	10,305
12,096		MTS Systems Corp	627
7,937	*	Napco Security Technologies, Inc	75
76,957		National Instruments Corp	3,095
87,292	*	NCR Corp	3,565
197,722		NetApp, Inc	7,919
23,887	*	Netgear, Inc	1,029
64,175	*	Netscout Systems, Inc	2,208
23,522	*	Novanta, Inc	847
119,078	*,e	Oclaro, Inc	1,112
12,827	*	OSI Systems, Inc	964
64,634	*	Palo Alto Networks, Inc	8,649
14,228		Park Electrochemical Corp	262
8,216		PC Connection, Inc	222
6,945	*	PC Mall, Inc	130
24,496		Plantronics, Inc	1,281
24,305	*	Plexus Corp	1,278
67,260	*	Pure Storage, Inc	862
15,117	*	Quantenna Communications, Inc	287
20,253	*	Quantum Corp	158
26,581	*	Radisys Corp	100
12,852	*	Rogers Corp	1,396
52,368	*	Sanmina Corp	1,995
17,777	*	Scansource, Inc	716
49,410	*	ShoreTel, Inc	287
37,508	*	Sonus Networks, Inc	279
37,383	*	Stratasys Ltd	871
27,221	*	Super Micro Computer, Inc	671
25,356	*	Synaptics, Inc	1,311
20,598		SYNNEX Corp	2,471
9,938		Systemax, Inc	187
25,262	*	Tech Data Corp	2,551
181,166	*	Trimble Navigation Ltd	6,462
66,124	*	TTM Technologies, Inc	1,148
16,794	*,e	Ubiquiti Networks, Inc	873
30,250		Universal Display Corp	3,305
28,420	*	USA Technologies, Inc	148
80,817	*	VeriFone Systems, Inc	1,463
38,380	*,e	Viasat, Inc	2,541
165,919	*	Viavi Solutions, Inc	1,747
97,366		Vishay Intertechnology, Inc	1,616
9,508	*	Vishay Precision Group, Inc	164
211,383		Western Digital Corp	18,729
166,502		Xerox Corp	4,784
37,981	*	Zebra Technologies Corp (Class A)	3,818
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	970,681

TELECOMMUNICATION SERVICES - 2.0%
4,475,522		AT&T, Inc	168,861
7,918		ATN International, Inc	542
27,406	*	Boingo Wireless, Inc	410
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
389,983	e	CenturyLink, Inc	$9,313
29,963	*	Cincinnati Bell, Inc	586
29,776		Cogent Communications Group, Inc	1,194
36,273	e	Consolidated Communications Holdings, Inc	779
16,551	*	Fairpoint Communications, Inc	259
861,250	e	Frontier Communications Corp	999
19,551	*	General Communication, Inc (Class A)	716
316,146	*,e	Globalstar, Inc	673
5,442	*	Hawaiian Telcom Holdco, Inc	136
10,513		IDT Corp (Class B)	151
23,607	*	Intelsat S.A.	72
60,764	*,e	Iridium Communications, Inc	672
214,380	*	Level 3 Communications, Inc	12,713
16,622	*	Lumos Networks Corp	297
13,047	*	Ooma, Inc	104
44,329	*	Orbcomm, Inc	501
7,472	*,e	pdvWireless, Inc	174
33,638		Shenandoah Telecom Co	1,033
14,641		Spok Holdings, Inc	259
458,152	*	Sprint Corp	3,761
6,234	*	Straight Path Communications, Inc	1,120
70,982		Telephone & Data Systems, Inc	1,970
213,699	*	T-Mobile US, Inc	12,954
9,529	*	US Cellular Corp	365
2,971,248		Verizon Communications, Inc	132,696
143,849	*	Vonage Holdings Corp	941
134,628	e	Windstream Holdings, Inc	522
134,804	*	Zayo Group Holdings, Inc	4,166
		TOTAL TELECOMMUNICATION SERVICES	358,939

TRANSPORTATION - 2.1%
37,928	*	Air Transport Services Group, Inc	826
87,182		Alaska Air Group, Inc	7,825
9,285		Allegiant Travel Co	1,259
3,647		Amerco, Inc	1,335
323,670		American Airlines Group, Inc	16,287
19,331		Arkansas Best Corp	398
16,948	*	Atlas Air Worldwide Holdings, Inc	884
53,941	*,e	Avis Budget Group, Inc	1,471
101,699		CH Robinson Worldwide, Inc	6,985
22,612		Copa Holdings S.A. (Class A)	2,646
23,634		Costamare, Inc	173
8,672	*	Covenant Transportation Group, Inc	152
640,135		CSX Corp	34,926
14,173	*	Daseke, Inc	158
491,120		Delta Air Lines, Inc	26,393
28,818	*,e	Eagle Bulk Shipping, Inc	136
21,041	*	Echo Global Logistics, Inc	419
131,087		Expeditors International of Washington, Inc	7,404
179,983		FedEx Corp	39,116
20,963		Forward Air Corp	1,117
6,118	*	Genco Shipping & Trading Ltd	58
43,633	*	Genesee & Wyoming, Inc (Class A)	2,984
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
38,821	*	Hawaiian Holdings, Inc	$1,823
33,759		Heartland Express, Inc	703
40,162	*,e	Hertz Global Holdings, Inc	462
24,562	*	Hub Group, Inc (Class A)	942
62,864		J.B. Hunt Transport Services, Inc	5,745
240,228	*	JetBlue Airways Corp	5,484
76,739		Kansas City Southern Industries, Inc	8,031
39,101	*	Kirby Corp	2,614
52,635	e	Knight Transportation, Inc	1,950
30,053		Landstar System, Inc	2,573
55,800		Macquarie Infrastructure Co LLC	4,375
17,739		Marten Transport Ltd	486
32,238		Matson, Inc	968
65,499	*,e	Navios Maritime Holdings, Inc	90
210,464		Norfolk Southern Corp	25,613
44,365		Old Dominion Freight Line	4,225
6,136		Park-Ohio Holdings Corp	234
29,335	*	Radiant Logistics, Inc	158
20,933	*	Roadrunner Transportation Services Holdings, Inc	152
38,669		Ryder System, Inc	2,783
33,371	*	Safe Bulkers, Inc	76
18,094	*	Saia, Inc	928
22,723		Schneider National, Inc	508
40,927	*	Scorpio Bulkers, Inc	291
37,279		Skywest, Inc	1,309
408,274		Southwest Airlines Co	25,370
50,261	*	Spirit Airlines, Inc	2,596
52,616	*,e	Swift Transportation Co, Inc	1,394
587,736		Union Pacific Corp	64,010
204,251	*	United Continental Holdings, Inc	15,370
501,676		United Parcel Service, Inc (Class B)	55,480
6,297		Universal Truckload Services, Inc	94
34,414		Werner Enterprises, Inc	1,010
79,581	*	XPO Logistics, Inc	5,143
23,809	*	YRC Worldwide, Inc	265
		TOTAL TRANSPORTATION	396,207

UTILITIES - 3.2%
479,673		AES Corp	5,329
36,666		Allete, Inc	2,628
167,911		Alliant Energy Corp	6,745
176,178		Ameren Corp	9,632
358,177		American Electric Power Co, Inc	24,883
27,280		American States Water Co	1,293
129,601		American Water Works Co, Inc	10,102
128,721		Aqua America, Inc	4,286
8,231	*	AquaVenture Holdings Ltd	125
4,909		Artesian Resources Corp	185
92,825	*	Atlantic Power Corp	223
73,408		Atmos Energy Corp	6,089
39,059		Avangrid, Inc	1,724
45,672		Avista Corp	1,939
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
38,044		Black Hills Corp	$2,567
15,011	*	Cadiz, Inc	203
35,650		California Water Service Group	1,312
261,683	*	Calpine Corp	3,541
313,330		Centerpoint Energy, Inc	8,579
11,318		Chesapeake Utilities Corp	848
203,302		CMS Energy Corp	9,403
8,405		Connecticut Water Service, Inc	467
221,266		Consolidated Edison, Inc	17,883
10,961		Consolidated Water Co, Inc	136
4,925		Delta Natural Gas Co, Inc	150
456,419		Dominion Resources, Inc	34,975
129,943		DTE Energy Co	13,747
507,601		Duke Energy Corp	42,430
80,776	*	Dynegy, Inc	668
230,716		Edison International	18,040
29,460		El Paso Electric Co	1,523
130,509		Entergy Corp	10,019
230,411		Eversource Energy	13,988
669,403		Exelon Corp	24,145
321,107		FirstEnergy Corp	9,364
9,378		Genie Energy Ltd	72
6,410	e	Global Water Resources, Inc	63
156,336		Great Plains Energy, Inc	4,578
79,361		Hawaiian Electric Industries, Inc	2,570
37,120		Idacorp, Inc	3,168
140,621		MDU Resources Group, Inc	3,684
26,004		MGE Energy, Inc	1,673
11,759		Middlesex Water Co	466
57,732		National Fuel Gas Co	3,224
62,202		New Jersey Resources Corp	2,469
340,163		NextEra Energy, Inc	47,667
234,601		NiSource, Inc	5,950
21,777		Northwest Natural Gas Co	1,303
35,112		NorthWestern Corp	2,143
218,288		NRG Energy, Inc	3,759
24,011		NRG Yield, Inc (Class A)	410
47,061		NRG Yield, Inc (Class C)	828
145,050		OGE Energy Corp	5,046
37,630		ONE Gas, Inc	2,627
28,629		Ormat Technologies, Inc	1,680
27,545		Otter Tail Corp	1,091
50,689		Pattern Energy Group, Inc	1,208
369,672		PG&E Corp	24,535
80,807		Pinnacle West Capital Corp	6,882
57,664		PNM Resources, Inc	2,206
64,616		Portland General Electric Co	2,952
497,808		PPL Corp	19,245
367,412		Public Service Enterprise Group, Inc	15,802
11,616	*	Pure Cycle Corp	90
4,887	*	RGC Resources, Inc	138
95,839		SCANA Corp	6,422
182,555		Sempra Energy	20,583
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
12,005		SJW Corp	$590
58,642		South Jersey Industries, Inc	2,004
727,241		Southern Co	34,820
34,400		Southwest Gas Corp	2,513
7,544	e	Spark Energy, Inc	142
33,979		Spire, Inc	2,370
65,781		TerraForm Global, Inc	332
58,758		TerraForm Power, Inc	705
125,523		UGI Corp	6,077
10,272		Unitil Corp	496
61,078		Vectren Corp	3,569
175,637		Vistra Energy Corp	2,949
15,334	*,e	Vivint Solar, Inc	90
229,497		WEC Energy Group, Inc	14,087
103,016		Westar Energy, Inc	5,462
36,819		WGL Holdings, Inc	3,072
369,160		Xcel Energy, Inc	16,937
9,006		York Water Co	314
		TOTAL UTILITIES	580,234
		TOTAL COMMON STOCKS	18,338,873
		(Cost $9,079,867)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
1,387	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	m	Forest Laboratories, Inc CVR	10
4,045	m	Omthera Pharmaceuticals, Inc	2
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	12

SOFTWARE & SERVICES - 0.0%
19,206	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS	12
		(Cost $1)

PRINCIPAL	ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 0.1%
$9,300,000	Federal Home Loan Bank (FHLB)	0.400%	07/03/17	9,300
	TOTAL GOVERNMENT AGENCY DEBT			9,300
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
213,283,503	c	State Street Navigator Securities Lending Government Money Market Portfolio	$213,284

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	213,284

		TOTAL SHORT-TERM INVESTMENTS	222,584
		(Cost $222,583)
		TOTAL INVESTMENTS - 101.1%	18,561,469
		(Cost $9,302,451)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%	(194,025)
		NET ASSETS - 100.0%	$18,367,444

Abbreviation(s):
	CVR	Contingent Value Right
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $206,542,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
297

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.7%

CAPITAL GOODS - 0.0%
$1,321,693	i	Avolon TLB Borrower Luxembourg Sarl	3.960%	03/21/22	$1,329
987,987	i	TransDigm, Inc	4.300	05/14/22	986
		TOTAL CAPITAL GOODS			2,315

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
2,550,000	i	American Airlines, Inc	3.660	12/15/23	2,550
1,887,926		TransUnion LLC	3.726	04/09/23	1,899
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			4,449

CONSUMER DURABLES & APPAREL - 0.0%
896,655	i	Hanesbrands, Inc	3.730	04/29/22	903
99,500	i	Sabre GLBL, Inc	3.980	02/22/24	100
		TOTAL CONSUMER DURABLES & APPAREL			1,003

CONSUMER SERVICES - 0.1%
497,710	i	1011778 BC / New Red Fin	3.550	02/17/24	496
1,536,131	i	Boyd Gaming Corp	3.690	09/15/23	1,539
3,695,109		Hilton Worldwide Finance LLC	3.216	10/25/23	3,705
719,567	i	KFC Holding Co	3.210	06/16/23	722
		TOTAL CONSUMER SERVICES			6,462

DIVERSIFIED FINANCIALS - 0.0%
199,500	i	Mallinckrodt International Finance S.A.	4.050	09/24/24	199
		TOTAL DIVERSIFIED FINANCIALS			199

ENERGY - 0.0%
1,720,000	i	California Resources Corp	11.534	12/31/21	1,815
2,493,750	i	Dynegy, Inc	4.480	02/07/24	2,487
		TOTAL ENERGY			4,302

FOOD & STAPLES RETAILING - 0.0%
3,193,298	i	Albertsons LLC	3.976	08/25/21	3,150
209,000	i	Albertsons LLC	4.251	06/22/23	206
		TOTAL FOOD & STAPLES RETAILING			3,356

FOOD, BEVERAGE & TOBACCO - 0.0%
1,995,013	i	B&G Foods, Inc	3.480	11/02/22	2,003
909,091	i	Post Holdings, Inc	3.470	05/24/24	910
1,090,909	i	Post Holdings, Inc	3.470	05/24/24	1,092
		TOTAL FOOD, BEVERAGE & TOBACCO			4,005

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
3,470,509	i	Capsugel Holdings US, Inc	4.230	07/31/21	3,469
1,496,256	i	Change Healthcare Holdings LLC	3.980	03/01/24	1,496
272,164	i	CHS/Community Health Systems	4.200	01/27/21	272
298

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,649,000	i	DaVita HealthCare Partners, Inc	3.980%	06/24/21	$1,651
1,990,000	i	Envision Healthcare Corp	4.300	12/01/23	1,998
5,486,250	i	Tennessee Merger Sub, Inc	3.980	02/06/24	5,437
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			14,323

MATERIALS - 0.1%
1,995,000	i	American Builders & Contractors Supply Co, Inc	3.730	10/31/23	1,999
2,118,716	i	Berry Plastics Corp	3.620	10/01/22	2,120
1,496,250	i	Berry Plastics Corp	3.520	01/19/24	1,496
497,500	i	Ineos US Finance LLC	3.980	04/01/24	498
2,766,717	i	Minerals Technologies, Inc	3.470	02/14/24	2,774
1,423,029	i	PolyOne Corp	3.380	11/12/22	1,432
		TOTAL MATERIALS			10,319

MEDIA - 0.2%
984,375	i	CSC Holdings LLC	3.460	07/17/25	977
1,800,000	i	Lions Gate Entertainment Corp	4.230	12/08/23	1,810
4,173,575	i	MTL Publishing LLC	3.720	08/21/23	4,173
1,067,273	i	Nexstar Broadcasting, Inc	3.943	01/17/24	1,069
105,192	i	Nexstar Broadcasting, Inc	4.240	01/17/24	105
4,125,000	i	Outfront Media Capital LLC	3.460	03/18/24	4,137
3,029,946	i	Virgin Media Bristol LLC	3.910	01/31/25	3,029
		TOTAL MEDIA			15,300

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
124,688	i	Endo Luxembourg Finance I Co Sarl	5.500	04/29/24	126
3,506,227	i	Quintiles IMS, Inc	3.230	03/07/24	3,523
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,649

REAL ESTATE - 0.0%
3,920,000	i	DTZ US Borrower LLC	4.450	11/04/21	3,912
1,654,063		MGM Growth Properties	3.476	04/25/23	1,656
		TOTAL REAL ESTATE			5,568

RETAILING - 0.0%
1,967,107	i	Avis Budget Car Rental LLC	3.300	03/15/22	1,961
2,822,848	i	PetSmart, Inc	4.220	03/11/22	2,622
		TOTAL RETAILING			4,583

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,488,750	i	Versum Materials, Inc	3.800	09/29/23	1,501
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,501

SOFTWARE & SERVICES - 0.1%
1,697,794	i	CSRA, Inc	2.750	11/30/23	1,701
4,419,152	i	First Data Corp	3.466	07/08/22	4,410
87,881	i	SS&C European Holdings SARL	3.480	07/08/22	88
1,448,879	i	SS&C Technologies, Inc	3.480	07/08/22	1,454
		TOTAL SOFTWARE & SERVICES			7,653

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
1,074,325	i	CommScope, Inc	3.296	12/29/22	1,077
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,077
299

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
TRANSPORTATION - 0.0%
	$249,375	i	Vouvray US Finance, LLC	4.230%	03/11/24	$248
			TOTAL TRANSPORTATION			248

			TOTAL BANK LOAN OBLIGATIONS			90,312
			(Cost $90,390)

BONDS - 97.3%

CORPORATE BONDS - 35.9%

AUTOMOBILES & COMPONENTS - 0.5%
EUR	1,750,000	g	Adient Global Holdings Ltd	3.500	08/15/24	2,026
	$590,000	g	Adient Global Holdings Ltd	4.875	08/15/26	592
	960,000	g	Allison Transmission, Inc	5.000	10/01/24	984
	9,650,000	g	BMW US Capital LLC	2.000	04/11/21	9,562
EUR	500,000		Daimler AG.	0.875	01/12/21	583
	$4,050,000		Delphi Automotive plc	3.150	11/19/20	4,137
	3,175,000		Delphi Automotive plc	4.400	10/01/46	3,171
	4,600,000		Ford Motor Co	4.346	12/08/26	4,737
EUR	1,200,000	g	Gates Global LLC	5.750	07/15/22	1,397
	$6,950,000		General Motors Co	6.600	04/01/36	8,060
	3,350,000		General Motors Co	6.250	10/02/43	3,726
	1,925,000		General Motors Co	6.750	04/01/46	2,286
	2,425,000	g	Hyundai Capital America	2.600	03/19/20	2,431
	3,850,000	g	Hyundai Capital America	2.550	04/03/20	3,840
	200,000	g,o	IHO Verwaltungs GmbH	4.125	09/15/21	204
	200,000	g,o	IHO Verwaltungs GmbH	4.500	09/15/23	203
EUR	400,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	476
	$8,675,000		Magna International, Inc	3.625	06/15/24	8,908
	600,000	g	Schaeffler Finance BV	4.750	05/15/23	618
	1,000,000		Tenneco, Inc	5.000	07/15/26	1,011
	175,000	g	ZF North America Capital, Inc	4.500	04/29/22	184
	2,000,000	g	ZF North America Capital, Inc	4.750	04/29/25	2,110
			TOTAL AUTOMOBILES & COMPONENTS			61,246

BANKS - 6.2%
	3,075,000	g,i	Akbank TAS	7.200	03/16/27	3,218
	6,000,000		Australia & New Zealand Banking Group Ltd	2.625	05/19/22	6,007
	4,000,000	g	Banco de Bogota S.A.	6.250	05/12/26	4,260
	3,300,000	g	Banco Inbursa S.A. Institucion de Banca Multiple	4.375	04/11/27	3,301
	3,825,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	3,959
	5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	5,110
	8,525,000		Bank of America Corp	6.000	09/01/17	8,584
	15,900,000		Bank of America Corp	2.151	11/09/20	15,827
	10,200,000		Bank of America Corp	3.875	08/01/25	10,553
	200,000		Bank of America Corp	4.250	10/22/26	206
	28,050,000		Bank of America Corp	3.248	10/21/27	27,109
	10,825,000	i	Bank of America Corp	3.824	01/20/28	11,014
	500,000	g	Bank of Montreal	2.500	01/11/22	503
	25,000,000		Bank of Nova Scotia	2.125	09/11/19	25,070
300

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350%	09/08/19	$5,466
	7,100,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	7,185
	6,700,000		Barclays plc	3.650	03/16/25	6,669
	500,000		Barclays plc	5.200	05/12/26	527
	3,300,000	g	BNP Paribas S.A.	3.800	01/10/24	3,436
	3,225,000	g	BPCE S.A.	3.000	05/22/22	3,254
	3,200,000		Branch Banking & Trust Co	2.300	10/15/18	3,220
	6,000,000	g	Caixa Economica Federal	3.500	11/07/22	5,775
	11,850,000		Capital One Bank USA NA	2.950	07/23/21	11,936
	4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,538
	50,075,000		Citigroup, Inc	3.200	10/21/26	48,704
	10,850,000	i	Citigroup, Inc	3.887	01/10/28	11,028
	175,000		Citigroup, Inc	4.650	07/30/45	191
	10,000,000	i	Citigroup, Inc	5.350	12/30/49	10,225
	2,775,000		Citizens Bank NA	2.550	05/13/21	2,777
	4,625,000		Citizens Bank NA	2.650	05/26/22	4,612
	6,500,000		Compass Bank	2.875	06/29/22	6,474
	6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,179
	13,700,000		Cooperatieve Rabobank UA	2.500	01/19/21	13,780
	29,900,000		Cooperatieve Rabobank UA	3.750	07/21/26	29,898
	4,825,000	g	Credit Agricole S.A.	2.500	04/15/19	4,872
	5,500,000	g	Credit Agricole S.A.	2.375	07/01/21	5,478
	3,800,000	g	DBS Group Holdings Ltd	2.246	07/16/19	3,809
EUR	200,000		Deutsche Bank AG.	1.250	09/08/21	233
	$3,125,000		Discover Bank	3.100	06/04/20	3,184
	4,875,000		Discover Bank	3.200	08/09/21	4,965
EUR	1,000,000		FCE Bank plc	1.134	02/10/22	1,152
	$2,300,000	g	GTH Finance BV	7.250	04/26/23	2,537
	7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,761
	20,525,000		HSBC Holdings plc	2.650	01/05/22	20,456
	13,075,000	i	HSBC Holdings plc	3.262	03/13/23	13,321
	250,000		HSBC Holdings plc	4.250	08/18/25	257
	11,825,000		HSBC Holdings plc	3.900	05/25/26	12,207
	3,825,000		HSBC Holdings plc	4.375	11/23/26	3,969
	6,450,000	i	HSBC Holdings plc	4.041	03/13/28	6,682
	100,000		HSBC Holdings plc	5.250	03/14/44	115
	3,300,000	i	HSBC Holdings plc	6.000	12/30/49	3,412
	5,000,000		HSBC USA, Inc	1.625	01/16/18	5,002
	100,000		Huntington National Bank	2.875	08/20/20	102
	3,150,000		Industrial & Commercial Bank of China Ltd	2.452	10/20/21	3,098
EUR	250,000		Intesa Sanpaolo S.p.A	3.500	01/17/22	320
	$12,925,000		JPMorgan Chase & Co	2.750	06/23/20	13,144
	16,725,000		JPMorgan Chase & Co	2.295	08/15/21	16,626
	10,850,000	i	JPMorgan Chase & Co	2.776	04/25/23	10,868
	4,850,000		JPMorgan Chase & Co	2.700	05/18/23	4,796
	20,400,000		JPMorgan Chase & Co	3.200	06/15/26	20,163
	21,275,000		JPMorgan Chase & Co	2.950	10/01/26	20,535
	200,000		JPMorgan Chase & Co	4.950	06/01/45	223
	3,750,000	i	JPMorgan Chase & Co	5.150	12/30/49	3,861
	2,700,000		KeyBank NA	2.500	12/15/19	2,727
	5,000,000		KeyBank NA	2.400	06/09/22	4,975
	3,325,000		Lloyds Banking Group plc	3.000	01/11/22	3,357
	4,475,000	g	Macquarie Bank Ltd	2.600	06/24/19	4,513
	9,950,000		Manufacturers & Traders Trust Co	2.100	02/06/20	9,964
301

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$13,050,000		Mitsubishi UFJ Financial Group, Inc	3.677%	02/22/27	$13,470
AUD	500,000		National Australia Bank Ltd	5.000	03/11/24	421
	$13,600,000		National Australia Bank Ltd	2.500	07/12/26	12,837
	2,325,000	g	PKO Finance AB	4.630	09/26/22	2,482
	10,400,000		PNC Bank NA	2.200	01/28/19	10,456
	11,475,000		PNC Bank NA	2.250	07/02/19	11,559
	17,000,000		PNC Bank NA	2.600	07/21/20	17,239
	10,950,000		PNC Bank NA	2.700	11/01/22	10,952
	17,395,000		PNC Bank NA	2.950	01/30/23	17,572
	6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,267
	4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	5,691
	12,000,000		Royal Bank of Canada	1.200	09/19/17	11,995
	40,000,000		Royal Bank of Canada	1.875	02/05/20	39,784
	15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,966
	13,100,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	13,259
SEK	19,000,000		Skandinaviska Enskilda Banken AB	1.500	12/15/21	2,345
	$3,800,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	3,828
	6,650,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	6,691
	4,025,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	4,185
	13,875,000		Sumitomo Mitsui Financial Group, Inc	2.442	10/19/21	13,815
	6,850,000		SunTrust Banks, Inc	2.900	03/03/21	6,954
	5,700,000		SunTrust Banks, Inc	2.750	05/01/23	5,681
	2,725,000		Synchrony Bank	3.000	06/15/22	2,712
	5,000,000		Toronto-Dominion Bank	1.450	09/06/18	4,990
	13,700,000		Toronto-Dominion Bank	2.500	12/14/20	13,857
	2,350,000	i	Toronto-Dominion Bank	3.625	09/15/31	2,332
	2,500,000	g,i	Turkiye Garanti Bankasi AS.	6.125	05/24/27	2,475
	2,775,000	g	Turkiye Is Bankasi	5.500	04/21/19	2,847
	2,100,000	g	Turkiye Is Bankasi	5.500	04/21/22	2,108
	4,950,000	g	Turkiye Is Bankasi	6.125	04/25/24	5,017
	5,700,000		UnionBanCal Corp	3.500	06/18/22	5,871
	17,650,000		US Bank NA	2.800	01/27/25	17,483
	10,000,000	g	Westpac Banking Corp	1.850	11/26/18	10,052
AUD	600,000		Westpac Banking Corp	5.250	11/21/23	512
	$11,475,000		Westpac Banking Corp	2.700	08/19/26	11,005
	8,475,000	i	Westpac Banking Corp	4.322	11/23/31	8,687
	600,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	596
			TOTAL BANKS			853,272

CAPITAL GOODS - 1.1%
	3,600,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	3,685
	6,850,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	6,777
	7,175,000		Air Lease Corp	3.875	04/01/21	7,484
GBP	1,000,000		BAE Systems plc	4.125	06/08/22	1,458
EUR	800,000		Bayer AG.	1.875	01/25/21	965
	$2,075,000		Eaton Corp	4.000	11/02/32	2,149
	250,000		Eaton Corp	4.150	11/02/42	256
	4,350,000		Embraer Netherlands Finance BV	5.400	02/01/27	4,546
	3,300,000		General Electric Co	5.250	12/06/17	3,354
	4,075,000		General Electric Co	4.125	10/09/42	4,295
GBP	650,000		Glencore Finance Europe S.A.	6.500	02/27/19	916
	$1,500,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,507
	1,300,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	1,345
302

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
EUR	1,000,000		Illinois Tool Works, Inc	1.250%	05/22/23	$1,177
	$4,250,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	4,353
EUR	600,000		Johnson Controls International plc	1.000	09/15/23	677
	$8,350,000		Lockheed Martin Corp	2.500	11/23/20	8,464
	5,200,000		Lockheed Martin Corp	3.550	01/15/26	5,389
	6,375,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	6,420
	9,825,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	10,017
	5,600,000	g	Myriad International Holdings BV	4.850	07/06/27	5,614
	4,925,000	g	Parker-Hannifin Corp	3.250	03/01/27	4,976
	4,925,000		Rockwell Automation, Inc	2.050	03/01/20	4,928
	8,725,000		Rockwell Collins, Inc	3.500	03/15/27	8,848
	1,000,000		Rockwell Collins, Inc	4.350	04/15/47	1,048
	3,375,000		Roper Technologies, Inc	3.800	12/15/26	3,468
	11,300,000	g	Siemens Financieringsmaatschappij NV	1.700	09/15/21	11,037
	11,300,000	g	Siemens Financieringsmaatschappij NV	2.350	10/15/26	10,670
	350,000	g	Stena AB	7.000	02/01/24	325
	2,075,000		Textron, Inc	3.875	03/01/25	2,132
	12,950,000		Timken Co	3.875	09/01/24	12,901
	5,200,000	g	TSMC Global Ltd	1.625	04/03/18	5,190
	8,225,000		United Technologies Corp	3.750	11/01/46	8,066
			TOTAL CAPITAL GOODS			154,437

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
	1,250,000		AECOM	5.750	10/15/22	1,308
	4,875,000		AECOM	5.875	10/15/24	5,302
	13,800,000	g	Daimler Finance North America LLC	2.200	10/30/21	13,631
	3,250,000		Equifax, Inc	3.250	06/01/26	3,176
	10,290,000		Republic Services, Inc	3.800	05/15/18	10,472
	11,102,000		Republic Services, Inc	3.550	06/01/22	11,554
	6,625,000		Republic Services, Inc	3.200	03/15/25	6,678
	8,171,000		Republic Services, Inc	2.900	07/01/26	8,012
	2,000,000		United Rentals North America, Inc	4.625	07/15/23	2,076
	9,650,000		Waste Management, Inc	2.900	09/15/22	9,875
	1,850,000		Waste Management, Inc	2.400	05/15/23	1,825
	2,000,000		Waste Management, Inc	3.900	03/01/35	2,067
	2,225,000		Waste Management, Inc	4.100	03/01/45	2,335
EUR	850,000	g	XPO Logistics, Inc	5.750	06/15/21	1,010
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			79,321

CONSUMER DURABLES & APPAREL - 0.2%
	$3,000,000		Lennar Corp	4.500	11/15/19	3,113
	3,000,000		Lennar Corp	4.750	04/01/21	3,180
	3,850,000		Newell Rubbermaid, Inc	3.150	04/01/21	3,941
	2,875,000		Newell Rubbermaid, Inc	3.900	11/01/25	2,977
	6,175,000		Newell Rubbermaid, Inc	4.200	04/01/26	6,557
	500,000		PulteGroup, Inc	4.250	03/01/21	521
	1,000,000		PulteGroup, Inc	5.500	03/01/26	1,065
	6,900,000		PVH Corp	4.500	12/15/22	7,124
	2,625,000		Whirlpool Corp	3.700	03/01/23	2,716
EUR	1,125,000		Whirlpool Finance Luxembourg Sarl	1.250	11/02/26	1,273
			TOTAL CONSUMER DURABLES & APPAREL			32,467
303

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
CONSUMER SERVICES - 1.2%
	$2,165,000	g	1011778 BC ULC / New Red Finance Inc	4.250%	05/15/24	$2,151
	1,425,000		ADT Corp	6.250	10/15/21	1,551
	1,390,000		ADT Corp	3.500	07/15/22	1,344
	11,000,000		Amherst College	4.100	11/01/45	11,652
EUR	1,430,000	g	Aramark International Finance Sarl	3.125	04/01/25	1,699
	$2,500,000	g	Aramark Services, Inc	5.000	04/01/25	2,641
	2,000,000		Aramark Services, Inc	4.750	06/01/26	2,075
	3,400,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	3,409
	2,000,000		Duke University	3.199	10/01/38	1,930
	16,000,000		George Washington University	3.545	09/15/46	14,803
	1,000,000	g	Hilton Domestic Operating Co, Inc	4.250	09/01/24	1,014
	2,250,000	g	Hilton Worldwide Finance LLC	4.625	04/01/25	2,320
	1,840,000	g	International Game Technology	5.625	02/15/20	1,956
	1,610,000	g	International Game Technology	6.250	02/15/22	1,759
	1,610,000	g	International Game Technology	6.500	02/15/25	1,767
EUR	1,250,000		International Game Technology plc	4.750	02/15/23	1,556
	$5,000,000		Johns Hopkins University	4.083	07/01/53	5,348
	750,000		MGM Resorts International	4.625	09/01/26	758
	8,000,000		President and Fellows of Harvard College	3.529	10/01/31	8,408
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	14,848
	10,000,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	10,867
	10,000,000		Princeton University	3.840	07/01/48	10,769
	2,500,000		Scientific Games International, Inc	6.250	09/01/20	2,478
	750,000		Scientific Games International, Inc	10.000	12/01/22	822
	6,475,000		Service Corp International	5.375	05/15/24	6,839
	3,600,000	g	ServiceMaster Co LLC	5.125	11/15/24	3,726
	15,000,000		Smith College	4.620	07/01/45	17,318
	6,600,000		Trustees of Dartmouth College	3.474	06/01/46	6,578
	21,000,000		University of Chicago	4.151	10/01/45	21,268
			TOTAL CONSUMER SERVICES			163,654

DIVERSIFIED FINANCIALS - 4.0%
	500,000		AerCap Ireland Capital Ltd	5.000	10/01/21	541
	2,800,000		Aircastle Ltd	4.125	05/01/24	2,846
	2,000,000		American Express Centurion Bank	6.000	09/13/17	2,016
	13,050,000		American Express Credit Corp	2.700	03/03/22	13,159
	9,775,000		American Express Credit Corp	3.300	05/03/27	9,746
	3,800,000	g,i	Banco Mercantil del Norte S.A.	5.750	10/04/31	3,792
	4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,395
	10,500,000		Bank of New York Mellon Corp	2.500	04/15/21	10,582
	11,550,000	g	Bayer US Finance LLC	2.375	10/08/19	11,643
	8,100,000	g	Bayer US Finance LLC	3.375	10/08/24	8,294
	300,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	303
	10,525,000		Berkshire Hathaway, Inc	3.125	03/15/26	10,644
	10,050,000		Capital One Financial Corp	3.050	03/09/22	10,128
	9,800,000		Capital One Financial Corp	3.750	03/09/27	9,766
	7,175,000		Credit Suisse	2.300	05/28/19	7,223
	250,000		Credit Suisse	3.625	09/09/24	258
	7,175,000	g	Credit Suisse Group AG.	3.574	01/09/23	7,357
	3,900,000	g	Credit Suisse Group AG.	4.282	01/09/28	4,032
EUR	1,250,000		Credit Suisse Group Funding Guernsey Ltd	1.250	04/14/22	1,457
	$7,700,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	7,937
	10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	10,357
304

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$100,000		Discover Financial Services	3.950%	11/06/24	$102
	7,325,000	g	EDP Finance BV	3.625	07/15/24	7,270
	3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,358
	4,975,000		Ford Motor Credit Co LLC	2.425	06/12/20	4,970
	13,600,000		Ford Motor Credit Co LLC	3.157	08/04/20	13,858
	16,975,000		Ford Motor Credit Co LLC	3.200	01/15/21	17,228
	35,825,000		Ford Motor Credit Co LLC	4.134	08/04/25	36,446
	4,978,000		GE Capital International Funding Co	4.418	11/15/35	5,424
	1,432,000	g	General Electric Capital Corp	5.875	01/14/38	1,856
	108,000		General Electric Capital Corp	6.875	01/10/39	157
	17,625,000		General Motors Financial Co, Inc	3.200	07/06/21	17,821
	5,000,000		General Motors Financial Co, Inc	3.450	04/10/22	5,081
	6,500,000		General Motors Financial Co, Inc	3.950	04/13/24	6,591
	300,000		General Motors Financial Co, Inc	4.300	07/13/25	306
EUR	1,250,000		General Motors Financial International BV	1.875	10/15/19	1,481
	$11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	11,124
EUR	700,000		Goldman Sachs Group, Inc	2.000	07/27/23	840
	$13,575,000		Goldman Sachs Group, Inc	3.500	01/23/25	13,724
	3,600,000	i	Goldman Sachs Group, Inc	3.691	06/05/28	3,615
	7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	8,523
	100,000		Goldman Sachs Group, Inc	5.150	05/22/45	111
	14,925,000		Goldman Sachs Group, Inc	4.750	10/21/45	16,537
	3,800,000	g	GrupoSura Finance S.A.	5.500	04/29/26	4,090
	1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,766
	2,000,000	g	ICICI Bank Ltd	3.500	03/18/20	2,033
	2,000,000		ICICI Bank Ltd	3.125	08/12/20	2,014
	8,400,000		International Lease Finance Corp	3.875	04/15/18	8,528
	3,200,000		International Lease Finance Corp	5.875	04/01/19	3,399
	5,000,000		International Lease Finance Corp	5.875	08/15/22	5,644
	250,000		Jefferies Group, Inc	6.450	06/08/27	286
	1,625,000		Legg Mason, Inc	2.700	07/15/19	1,639
	2,400,000		Legg Mason, Inc	3.950	07/15/24	2,435
EUR	850,000	g	Lincoln Finance Ltd	6.875	04/15/21	1,039
	$2,050,000	g	LUKOIL International Finance BV	4.563	04/24/23	2,096
	2,975,000	g	LUKOIL International Finance BV	4.750	11/02/26	3,048
	21,500,000		Morgan Stanley	1.875	01/05/18	21,526
	8,925,000		Morgan Stanley	2.750	05/19/22	8,922
	24,800,000		Morgan Stanley	3.700	10/23/24	25,453
	23,475,000		Morgan Stanley	3.125	07/27/26	22,826
	8,225,000		Morgan Stanley	3.625	01/20/27	8,278
	3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	4,226
	6,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	6,530
	5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	4,939
	6,500,000		Raymond James Financial, Inc	4.950	07/15/46	7,064
	14,950,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	14,620
	6,625,000		TD Ameritrade Holding Corp	3.300	04/01/27	6,609
	6,800,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	6,946
	11,600,000	g	UBS Group Funding Jersey Ltd	2.650	02/01/22	11,574
	9,775,000		Unilever Capital Corp	2.900	05/05/27	9,644
	21,000,000		Wells Fargo & Co	2.100	07/26/21	20,720
	10,825,000		Wells Fargo & Co	3.069	01/24/23	10,969
EUR	500,000		Wells Fargo & Co	1.375	10/26/26	565
	$10,450,000	i	Wells Fargo & Co	3.584	05/22/28	10,559
			TOTAL DIVERSIFIED FINANCIALS			552,886
305

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
ENERGY - 2.9%
	$2,375,000		AmeriGas Partners LP	5.625%	05/20/24	$2,452
	2,050,000		AmeriGas Partners LP	5.875	08/20/26	2,101
	4,200,000		Anadarko Petroleum Corp	5.550	03/15/26	4,694
	4,150,000		Ashland, Inc	4.750	08/15/22	4,342
	16,500,000		BP Capital Markets plc	1.375	05/10/18	16,466
	13,300,000		BP Capital Markets plc	2.315	02/13/20	13,421
	7,500,000		BP Capital Markets plc	3.588	04/14/27	7,611
	699,000	g	California Resources Corp	8.000	12/15/22	442
	478,000		California Resources Corp	6.000	11/15/24	248
	7,050,000	g	Cenovus Energy, Inc	4.250	04/15/27	6,717
	6,500,000	g	Cenovus Energy, Inc	5.400	06/15/47	6,075
	5,475,000		Concho Resources, Inc	5.500	04/01/23	5,626
	2,375,000	g	Crestwood Midstream Partners LP	5.750	04/01/25	2,369
	6,875,000		Devon Energy Corp	4.750	05/15/42	6,674
	6,450,000		Ecopetrol S.A.	5.375	06/26/26	6,708
	3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,446
	3,375,000		Enbridge Energy Partners LP	4.375	10/15/20	3,552
	6,800,000		Enbridge Energy Partners LP	5.875	10/15/25	7,758
	5,475,000		EnCana Corp	3.900	11/15/21	5,580
	7,375,000		EnLink Midstream Partners LP	4.850	07/15/26	7,674
	3,525,000		Enterprise Products Operating LLC	2.850	04/15/21	3,565
	10,450,000		Enterprise Products Operating LLC	3.750	02/15/25	10,762
	5,125,000		Enterprise Products Operating LLC	3.700	02/15/26	5,220
	4,775,000		Enterprise Products Operating LLC	4.450	02/15/43	4,752
	6,425,000		Enterprise Products Operating LLC	4.850	03/15/44	6,820
	1,075,000		Enterprise Products Operating LLC	5.100	02/15/45	1,182
	2,250,000		Exterran Partners LP	6.000	10/01/22	2,182
	4,750,000		Exxon Mobil Corp	2.222	03/01/21	4,781
	1,250,000		Ferrellgas Partners LP	6.500	05/01/21	1,181
	750,000		Ferrellgas Partners LP	6.750	01/15/22	707
	3,300,000	g	GS Caltex Corp	3.000	06/12/22	3,277
	3,400,000		Hess Corp	4.300	04/01/27	3,321
	2,739,000		Husky Energy, Inc	3.950	04/15/22	2,831
	2,825,000		Kinder Morgan, Inc	9.000	02/01/19	3,116
EUR	1,000,000		Kinder Morgan, Inc	2.250	03/16/27	1,152
	$2,215,000		Kinder Morgan, Inc	5.300	12/01/34	2,283
	4,850,000		Kinder Morgan, Inc	5.400	09/01/44	4,898
	1,400,000		Magellan Midstream Partners LP	4.250	09/15/46	1,369
	5,030,000		Marathon Oil Corp	2.700	06/01/20	4,985
	4,075,000		Marathon Petroleum Corp	3.625	09/15/24	4,118
	2,625,000		Noble Energy, Inc	5.625	05/01/21	2,700
	900,000		Noble Energy, Inc	3.900	11/15/24	925
	10,850,000		ONE Gas, Inc	2.070	02/01/19	10,874
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,649
	5,125,000	g	Pertamina Persero PT	4.300	05/20/23	5,301
	2,000,000		Petrobras Global Finance BV	8.375	05/23/21	2,239
	12,340,000		Petrobras Global Finance BV	6.125	01/17/22	12,741
	750,000		Petrobras Global Finance BV	7.250	03/17/44	737
	3,400,000		Petroleos Mexicanos	5.500	02/04/19	3,550
	6,750,000		Petroleos Mexicanos	6.375	02/04/21	7,305
	1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,543
306

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$825,000	g	Petroleos Mexicanos	5.375%	03/13/22	$868
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	423
	$11,000,000		Petroleos Mexicanos	1.950	12/20/22	10,924
	5,885,000		Petroleos Mexicanos	2.000	12/20/22	5,847
	9,000,000		Petroleos Mexicanos	3.500	01/30/23	8,626
	3,900,000		Petroleos Mexicanos	4.500	01/23/26	3,791
	1,775,000	g	Petroleos Mexicanos	6.500	03/13/27	1,907
	4,500,000		Petroleos Mexicanos	6.500	06/02/41	4,468
	4,180,000		Petroleos Mexicanos	5.500	06/27/44	3,695
	1,800,000		Petroleos Mexicanos	6.750	09/21/47	1,818
	5,225,000		Phillips 66	4.875	11/15/44	5,605
	614,000		Pioneer Natural Resources Co	7.500	01/15/20	691
	8,675,000		Pioneer Natural Resources Co	3.450	01/15/21	8,912
	6,850,000		Pioneer Natural Resources Co	4.450	01/15/26	7,203
	2,940,000		QEP Resources, Inc	5.375	10/01/22	2,830
	1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,297
	3,335,000	g	Range Resources Corp	5.000	08/15/22	3,277
	1,200,000		Regency Energy Partners LP	4.500	11/01/23	1,245
	2,000,000	g	Reliance Holdings USA	4.500	10/19/20	2,107
	2,375,000	g	Reliance Holdings USA	5.400	02/14/22	2,601
	9,875,000	g	Sabine Pass Liquefaction LLC	4.200	03/15/28	9,978
	6,000,000		Shell International Finance BV	2.375	08/21/22	5,965
	4,875,000		Shell International Finance BV	3.250	05/11/25	4,973
EUR	500,000		Shell International Finance BV	1.875	09/15/25	612
	$6,825,000		Shell International Finance BV	4.000	05/10/46	6,753
	5,000,000		Southwestern Energy Co	4.100	03/15/22	4,659
	2,075,000		Statoil ASA	1.200	01/17/18	2,072
	5,300,000		Statoil ASA	2.450	01/17/23	5,250
	250,000		Suncor Energy, Inc	3.600	12/01/24	256
	10,800,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	10,599
	600,000	g	Targa Resources Partners LP	5.125	02/01/25	618
	2,000,000		Tesoro Corp	5.125	04/01/24	2,115
	8,100,000	g	Tesoro Corp	5.125	12/15/26	8,810
EUR	600,000		Total Capital International S.A.	2.500	03/25/26	771
	$3,400,000		TransCanada PipeLines Ltd	5.850	03/15/36	4,189
	2,750,000	i	TransCanada PipeLines Ltd	3.392	05/15/67	2,612
	2,500,000		Vale Overseas Ltd	6.250	08/10/26	2,697
	2,760,000		Vale Overseas Ltd	6.875	11/21/36	2,960
	350,000		WPX Energy, Inc	8.250	08/01/23	380
	2,400,000		WPX Energy, Inc	5.250	09/15/24	2,280
	400,000	g	YPF S.A.	8.500	03/23/21	445
	3,500,000	g	YPF S.A.	8.500	07/28/25	3,943
			TOTAL ENERGY			399,094

FOOD & STAPLES RETAILING - 0.7%
	2,000,000	g	CK Hutchison International 16 Ltd	1.875	10/03/21	1,941
	19,700,000		CVS Health Corp	2.800	07/20/20	20,055
	15,925,000		CVS Health Corp	2.125	06/01/21	15,729
	19,030,000		CVS Health Corp	3.875	07/20/25	19,788
	15,950,000		CVS Health Corp	2.875	06/01/26	15,459
	150,000		CVS Health Corp	5.125	07/20/45	172
	4,900,000		Ingles Markets, Inc	5.750	06/15/23	4,820
	2,275,000		SYSCO Corp	2.500	07/15/21	2,281
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,155
307

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$1,600,000		SYSCO Corp	3.250%	07/15/27	$1,574
	11,775,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	12,231
	5,125,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	5,115
			TOTAL FOOD & STAPLES RETAILING			100,320

FOOD, BEVERAGE & TOBACCO - 1.0%
	4,916,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	4,740
	13,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	13,882
	10,275,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	10,579
	8,125,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	8,372
	10,450,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	11,811
	14,775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	14,752
	5,575,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	6,301
EUR	1,250,000		BAT Netherlands Finance BV	2.375	01/19/23	1,538
	$9,750,000		Constellation Brands, Inc	6.000	05/01/22	11,120
	3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	3,120
EUR	840,000		Heineken NV	2.875	08/04/25	1,089
	$8,425,000	g	Heineken NV	3.500	01/29/28	8,551
	3,600,000	g	Heineken NV	4.350	03/29/47	3,755
	150,000		JM Smucker Co	4.375	03/15/45	157
	200,000		Kraft Heinz Foods Co	5.200	07/15/45	217
	213,000	g	Lamb Weston Holdings, Inc	4.625	11/01/24	219
	210,000	g	Lamb Weston Holdings, Inc	4.875	11/01/26	218
	4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,367
	3,650,000		Mead Johnson Nutrition Co	3.000	11/15/20	3,744
	18,075,000		PepsiCo, Inc	3.450	10/06/46	17,009
	6,850,000	g	Pernod-Ricard S.A.	4.250	07/15/22	7,305
	1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,113
	6,650,000		Tyson Foods, Inc	3.550	06/02/27	6,688
			TOTAL FOOD, BEVERAGE & TOBACCO			141,647

HEALTH CARE EQUIPMENT & SERVICES - 0.9%
	400,000		Becton Dickinson & Co	4.685	12/15/44	412
	13,025,000		Becton Dickinson and Co	3.700	06/06/27	13,045
	7,400,000		Cardinal Health, Inc	3.410	06/15/27	7,368
	1,175,000		CHS/Community Health Systems	6.250	03/31/23	1,213
	3,800,000		Covidien International Finance S.A.	3.200	06/15/22	3,928
	26,300,000		Express Scripts Holding Co	3.400	03/01/27	25,385
	2,060,000		HCA, Inc	6.500	02/15/20	2,248
	4,575,000		HCA, Inc	5.875	03/15/22	5,073
	2,500,000		HCA, Inc	4.500	02/15/27	2,572
	4,125,000		HCA, Inc	5.500	06/15/47	4,269
	6,055,000		Johns Hopkins Health System Corp	3.837	05/15/46	6,059
	200,000		Laboratory Corp of America Holdings	3.600	02/01/25	203
EUR	500,000		McKesson Corp	1.500	11/17/25	570
	$10,450,000		McKesson Corp	4.883	03/15/44	11,383
	9,625,000		Medtronic, Inc	4.625	03/15/45	10,848
	5,000,000		New York and Presbyterian Hospital	3.563	08/01/36	4,859
	2,000,000		Tenet Healthcare Corp	4.375	10/01/21	2,030
	2,700,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	2,720
	3,100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	3,207
	4,325,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	4,400
	4,000,000		Thermo Fisher Scientific, Inc	2.950	09/19/26	3,890
308

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$10,995,000		Zimmer Holdings, Inc	3.550%	04/01/25	$11,107
			TOTAL HEALTH CARE EQUIPMENT & SERVICES			126,789

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	7,175,000		Clorox Co	3.800	11/15/21	7,571
	4,900,000		Clorox Co	3.500	12/15/24	5,069
	4,525,000		Ecolab, Inc	1.450	12/08/17	4,522
	1,300,000		Ecolab, Inc	3.700	11/01/46	1,226
			TOTAL HOUSEHOLD & PERSONAL PRODUCTS			18,388

INSURANCE - 1.5%
	6,250,000		ACE INA Holdings, Inc	2.875	11/03/22	6,357
	1,925,000		Aetna, Inc	6.625	06/15/36	2,600
	3,250,000		Aetna, Inc	4.125	11/15/42	3,314
	5,500,000		Allstate Corp	3.280	12/15/26	5,583
	8,500,000	i	Allstate Corp	5.750	08/15/53	9,307
	2,700,000		American Financial Group, Inc	3.500	08/15/26	2,675
	7,825,000		American International Group, Inc	2.300	07/16/19	7,867
	11,850,000		American International Group, Inc	3.300	03/01/21	12,191
EUR	550,000		American International Group, Inc	1.500	06/08/23	638
	$2,500,000		American International Group, Inc	3.750	07/10/25	2,547
	5,500,000		Aon plc	3.500	06/14/24	5,608
	6,150,000		Aon plc	3.875	12/15/25	6,427
	19,230,000		Children’s Hospital Medic	4.268	05/15/44	20,545
	1,390,000		Cigna Corp	5.125	06/15/20	1,507
	6,900,000		Cigna Corp	4.500	03/15/21	7,362
	3,525,000		CNA Financial Corp	3.950	05/15/24	3,657
	7,500,000	g,i	Cranberry RE Ltd	3.048	07/13/20	7,490
	5,575,000	g	Five Corners Funding Trust	4.419	11/15/23	5,986
	1,350,000		Hartford Financial Services Group, Inc	4.300	04/15/43	1,375
	4,900,000		Humana, Inc	3.850	10/01/24	5,093
	2,750,000		Humana, Inc	3.950	03/15/27	2,866
	3,300,000	g	Liberty Mutual Group, Inc	4.250	06/15/23	3,510
EUR	1,250,000		Liberty Mutual Group, Inc	2.750	05/04/26	1,524
	$400,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	435
	1,600,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	1,651
	1,365,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	1,401
	3,225,000		Mercury General Corp	4.400	03/15/27	3,269
	4,325,000		MetLife, Inc	3.600	11/13/25	4,486
	8,050,000		Prudential Financial, Inc	7.375	06/15/19	8,874
	3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,579
	2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,435
	4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,403
	4,775,000		Travelers Cos, Inc	4.000	05/30/47	4,883
	6,650,000		UnitedHealth Group, Inc	3.750	07/15/25	7,005
	3,050,000		UnitedHealth Group, Inc	3.100	03/15/26	3,066
	4,675,000		UnitedHealth Group, Inc	3.450	01/15/27	4,807
	13,075,000		UnitedHealth Group, Inc	4.250	04/15/47	13,917
	6,750,000		WellPoint, Inc	3.125	05/15/22	6,875
	500,000		Willis Group Holdings plc	5.750	03/15/21	551
	2,400,000		WR Berkley Corp	5.375	09/15/20	2,598
EUR	500,000	i	XLIT Ltd	3.250	06/29/47	565
			TOTAL INSURANCE			200,829
309

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
MATERIALS - 1.4%
	$2,950,000		Agrium, Inc	3.375%	03/15/25	$2,951
	2,925,000		Agrium, Inc	4.125	03/15/35	2,914
	11,200,000	g	Air Liquide Finance S.A.	1.750	09/27/21	10,903
	6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	6,973
	3,349,000		Albemarle Corp	5.450	12/01/44	3,896
EUR	850,000		Axalta Coating Systems Dutch Holding BV	37.500	01/15/25	1,019
	$1,365,000		Ball Corp	5.000	03/15/22	1,457
EUR	250,000		Ball Corp	4.375	12/15/23	323
	$1,825,000		Barrick Gold Corp	3.850	04/01/22	1,947
	1,500,000		Barrick Gold Corp	4.100	05/01/23	1,623
	3,200,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	3,708
	2,500,000		Blue Cube Spinco, Inc	9.750	10/15/23	3,025
	1,425,000		Blue Cube Spinco, Inc	10.000	10/15/25	1,753
	1,475,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,687
	3,550,000		Corning, Inc	1.450	11/15/17	3,548
	2,275,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	2,375
	2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,396
	3,900,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	4,163
	3,250,000	g	CRH America Finance, Inc	3.400	05/09/27	3,251
	1,390,000		Crown Americas LLC	4.500	01/15/23	1,456
	1,875,000	g	Crown Americas LLC	4.250	09/30/26	1,870
	1,000,000		Eastman Chemical Co	5.500	11/15/19	1,074
	1,100,000	g	Eldorado Gold Corp	6.125	12/15/20	1,126
	2,800,000	g	Equate Petrochemical BV	3.000	03/03/22	2,758
	3,250,000	g	Georgia-Pacific LLC	3.600	03/01/25	3,351
	1,275,000	g	Glencore Funding LLC	4.125	05/30/23	1,308
	6,450,000	g	Glencore Funding LLC	4.625	04/29/24	6,744
	13,000,000	g	Glencore Funding LLC	4.000	03/27/27	12,792
	4,000,000	g	Grupo Cementos de Chihuahua SAB de C.V.	5.250	06/23/24	4,078
	9,000,000		International Paper Co	3.000	02/15/27	8,663
	5,150,000	g	Inversiones CMPC S.A.	4.375	04/04/27	5,234
	3,600,000	g	Klabin Finance S.A.	5.250	07/16/24	3,640
	1,625,000		Monsanto Co	3.375	07/15/24	1,649
	2,400,000		Newmont Mining Corp	3.500	03/15/22	2,482
	6,900,000		Newmont Mining Corp	4.875	03/15/42	7,300
	2,500,000	g	Nova Chemicals Corp	4.875	06/01/24	2,491
	2,590,000		Nucor Corp	4.000	08/01/23	2,737
	3,000,000	g	OCP S.A.	4.500	10/22/25	3,022
	1,350,000		Olin Corp	5.125	09/15/27	1,390
	2,860,000	g	Owens-Brockway Glass Container, Inc	5.375	01/15/25	3,049
	3,150,000		Packaging Corp of America	3.650	09/15/24	3,212
	4,000,000	g	Phosagro OAO via Phosagro Bond Funding DAC	3.950	11/03/21	4,028
	3,575,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	3,621
	5,000,000		Rock Tenn Co	3.500	03/01/20	5,136
	3,000,000		Rock Tenn Co	4.000	03/01/23	3,141
	6,625,000		RPM International, Inc	3.750	03/15/27	6,733
	1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,469
	2,300,000	g	Severstal OAO Via Steel Capital S.A.	3.850	08/27/21	2,323
	4,600,000		Sherwin-Williams Co	3.450	06/01/27	4,633
	1,350,000		Sherwin-Williams Co	4.500	06/01/47	1,417
EUR	750,000	g	Silgan Holdings, Inc	3.250	03/15/25	885
310

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$1,675,000		Steel Dynamics, Inc	5.125%	10/01/21	$1,720
	1,630,000		Teck Resources Ltd	3.750	02/01/23	1,587
	3,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	3,115
	3,300,000		Vulcan Materials Co	3.900	04/01/27	3,390
			TOTAL MATERIALS			184,536

MEDIA - 1.4%
	2,105,000		21st Century Fox America, Inc	7.625	11/30/28	2,756
	1,578,000		21st Century Fox America, Inc	6.550	03/15/33	1,991
	7,375,000		21st Century Fox America, Inc	6.900	08/15/39	9,747
GBP	675,000	g	AMC Entertainment Holdings, Inc	6.375	11/15/24	942
	$6,750,000		CBS Corp	2.300	08/15/19	6,794
	4,200,000		CBS Corp	2.900	01/15/27	3,978
	2,500,000		CBS Corp	3.375	02/15/28	2,450
	11,150,000		Charter Communications Operating LLC	3.579	07/23/20	11,521
	8,295,000		Charter Communications Operating LLC	4.464	07/23/22	8,837
	22,275,000		Charter Communications Operating LLC	4.908	07/23/25	24,066
	3,500,000		Cinemark USA, Inc	4.875	06/01/23	3,575
	18,200,000		Comcast Corp	3.200	07/15/36	17,056
	1,715,000	g	CSC Holdings LLC	5.500	04/15/27	1,814
	2,430,000	g	Gannett Co, Inc	4.875	09/15/21	2,497
	2,925,000	g	Gannett Co, Inc	5.500	09/15/24	3,013
	2,000,000		Lamar Media Corp	5.000	05/01/23	2,080
	2,000,000		Lamar Media Corp	5.375	01/15/24	2,090
	7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,263
	7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,727
	10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,510
	3,735,000		Nielsen Finance LLC	4.500	10/01/20	3,792
	4,650,000		Outfront Media Capital LLC	5.250	02/15/22	4,819
	1,000,000	g,h	Sirius XM Radio, Inc	3.875	08/01/22	1,008
	5,675,000		Time Warner Cable, Inc	5.875	11/15/40	6,333
	4,075,000		Time Warner Cable, Inc	4.500	09/15/42	3,882
	20,550,000		Time Warner, Inc	2.100	06/01/19	20,559
	6,575,000		Time Warner, Inc	3.600	07/15/25	6,601
	5,550,000		Time Warner, Inc	3.800	02/15/27	5,588
	150,000		Time Warner, Inc	4.850	07/15/45	154
	675,000	g	Virgin Media Secured Finance plc	5.500	01/15/25	702
	5,775,000		Walt Disney Co	2.450	03/04/22	5,819
			TOTAL MEDIA			189,964

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
	4,750,000		Abbott Laboratories	3.875	09/15/25	4,886
	19,450,000		Abbott Laboratories	3.750	11/30/26	19,857
	2,250,000		Abbott Laboratories	5.300	05/27/40	2,551
	16,950,000		AbbVie, Inc	2.500	05/14/20	17,145
	18,500,000		AbbVie, Inc	3.200	05/14/26	18,283
	150,000		AbbVie, Inc	4.500	05/14/35	158
	33,025,000		Actavis Funding SCS	3.800	03/15/25	34,162
	9,500,000		Actavis Funding SCS	4.550	03/15/35	10,148
	134,000		Actavis Funding SCS	4.750	03/15/45	145
	5,200,000		Amgen, Inc	1.850	08/19/21	5,084
	8,600,000		Amgen, Inc	2.600	08/19/26	8,140
	5,650,000		AstraZeneca plc	3.125	06/12/27	5,632
	7,450,000		Celgene Corp	2.875	08/15/20	7,618
311

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,575,000		Celgene Corp	3.875%	08/15/25	$12,089
9,850,000		Gilead Sciences, Inc	3.650	03/01/26	10,145
8,675,000		Gilead Sciences, Inc	2.950	03/01/27	8,420
9,375,000		Johnson & Johnson	2.950	03/03/27	9,488
3,750,000		Johnson & Johnson	3.625	03/03/37	3,926
4,100,000		Mylan NV	3.750	12/15/20	4,261
7,225,000		Mylan NV	3.950	06/15/26	7,321
9,600,000		Novartis Capital Corp	3.000	11/20/25	9,700
10,925,000		Novartis Capital Corp	3.100	05/17/27	11,058
500,000		Perrigo Finance plc	3.900	12/15/24	508
2,092,000		Perrigo Finance plc	4.900	12/15/44	2,124
8,225,000		Pfizer, Inc	4.125	12/15/46	8,737
8,275,000	g	Roche Holdings, Inc	2.375	01/28/27	7,849
1,650,000		Teva Pharmaceutical Finance Netherlands III BV	2.200	07/21/21	1,620
10,075,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	9,569
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			240,624

REAL ESTATE - 1.6%
1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,706
2,300,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	2,339
10,300,000		American Tower Corp	3.300	02/15/21	10,568
2,418,000		American Tower Corp	4.400	02/15/26	2,535
1,600,000		American Tower Corp	3.550	07/15/27	1,582
300,000		Boston Properties LP	4.125	05/15/21	316
5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,595
4,500,000		Brixmor Operating Partnership LP	3.875	08/15/22	4,601
5,800,000		Brixmor Operating Partnership LP	3.250	09/15/23	5,668
5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	5,749
2,650,000		Brixmor Operating Partnership LP	4.125	06/15/26	2,635
3,965,000		Camden Property Trust	4.625	06/15/21	4,222
3,000,000		Camden Property Trust	2.950	12/15/22	2,979
4,825,000		Crown Castle International Corp	2.250	09/01/21	4,748
3,911,000		Crown Castle International Corp	4.875	04/15/22	4,272
5,175,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	5,446
3,450,000		DDR Corp	3.625	02/01/25	3,282
3,250,000		DDR Corp	4.250	02/01/26	3,187
3,250,000		DDR Corp	4.700	06/01/27	3,257
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	6,933
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	3,963
1,600,000		Duke Realty LP	3.250	06/30/26	1,571
1,250,000		Equinix, Inc	5.375	01/01/22	1,319
2,750,000		Equity One, Inc	3.750	11/15/22	2,845
210,000		ERP Operating LP	4.625	12/15/21	227
2,754,000		Essex Portfolio LP	3.375	01/15/23	2,780
4,275,000		Federal Realty Investment Trust	3.250	07/15/27	4,195
500,000		HCP, Inc	5.375	02/01/21	546
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,039
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,653
6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,653
3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,774
3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,621
6,250,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	6,112
1,950,000		Highwoods Realty LP	3.875	03/01/27	1,949
312

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$1,775,000		Host Hotels & Resorts LP	4.500%	02/01/26	$1,861
	2,800,000		Kimco Realty Corp	3.400	11/01/22	2,854
	2,500,000		Liberty Property LP	3.250	10/01/26	2,422
	5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,529
	5,525,000		Mid-America Apartments LP	3.750	06/15/24	5,664
	4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,450
	3,575,000		Mid-America Apartments LP	3.600	06/01/27	3,557
	3,600,000		National Retail Properties, Inc	3.800	10/15/22	3,749
	5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,486
	2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,633
	3,000,000		National Retail Properties, Inc	3.600	12/15/26	2,976
	7,225,000		Regency Centers LP	3.900	11/01/25	7,375
	4,750,000		Regency Centers LP	3.600	02/01/27	4,718
	9,775,000		Simon Property Group LP	3.375	06/15/27	9,729
	450,000		Ventas Realty LP	4.125	01/15/26	463
	1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,183
	4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,832
	3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,166
	3,950,000		Weingarten Realty Investors	3.850	06/01/25	3,976
	1,300,000		Weingarten Realty Investors	3.250	08/15/26	1,239
	13,475,000		Welltower, Inc	4.000	06/01/25	13,934
			TOTAL REAL ESTATE			217,663

RETAILING - 0.6%
	600,000		Asbury Automotive Group, Inc	6.000	12/15/24	611
	4,150,000		AutoNation, Inc	3.350	01/15/21	4,225
	4,425,000		AutoZone, Inc	3.250	04/15/25	4,348
	100,000		Best Buy Co, Inc	5.500	03/15/21	109
	6,525,000		Enable Midstream Partners LP	4.400	03/15/27	6,549
	8,850,000		Home Depot, Inc	2.000	04/01/21	8,824
	8,725,000		Home Depot, Inc	3.350	09/15/25	9,061
	5,175,000		Home Depot, Inc	3.000	04/01/26	5,203
	2,975,000		Home Depot, Inc	3.500	09/15/56	2,700
	3,150,000		L Brands, Inc	6.750	07/01/36	3,024
	3,150,000		Limited Brands, Inc	7.000	05/01/20	3,469
	6,600,000		Macy’s Retail Holdings, Inc	4.500	12/15/34	5,465
	7,575,000		O’Reilly Automotive, Inc	3.550	03/15/26	7,628
	5,050,000	g	Rolls-Royce plc	2.375	10/14/20	5,054
	1,850,000	g	Rolls-Royce plc	3.625	10/14/25	1,906
GBP	1,250,000		Rolls-Royce plc	3.375	06/18/26	1,770
	$5,800,000		Target Corp	2.500	04/15/26	5,499
	5,625,000		Target Corp	3.625	04/15/46	5,256
	150,000		Wal-Mart Stores, Inc	4.300	04/22/44	166
			TOTAL RETAILING			80,867

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
	250,000		Intel Corp	3.700	07/29/25	263
	16,275,000		Intel Corp	3.150	05/11/27	16,332
	6,500,000		Intel Corp	4.100	05/11/47	6,739
	3,475,000		Maxim Integrated Products, Inc	3.450	06/15/27	3,438
	3,475,000		Texas Instruments, Inc	2.625	05/15/24	3,461
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			30,233
313

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
SOFTWARE & SERVICES - 0.7%
	$4,175,000		Activision Blizzard Inc	2.300%	09/15/21	$4,147
	4,350,000		Activision Blizzard Inc	3.400	09/15/26	4,362
	5,400,000	h	Baidu, Inc	2.875	07/06/22	5,372
	265,000	g	CDK Global, Inc	4.875	06/01/27	272
	20,350,000		Fidelity National Information Services, Inc	3.625	10/15/20	21,316
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	194
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	424
	$800,000	g	IMS Health, Inc	5.000	10/15/26	825
	30,200,000		Microsoft Corp	2.400	08/08/26	29,067
	3,750,000		Microsoft Corp	4.100	02/06/37	4,044
	5,500,000		Microsoft Corp	4.250	02/06/47	5,964
	3,075,000		NCR Corp	4.625	02/15/21	3,137
	525,000		NCR Corp	5.875	12/15/21	546
	1,650,000	g	Open Text Corp	5.625	01/15/23	1,720
	12,600,000		Oracle Corp	2.500	05/15/22	12,718
			TOTAL SOFTWARE & SERVICES			94,108

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
	3,475,000		Amphenol Corp	3.125	09/15/21	3,555
	10,450,000		Apple, Inc	3.350	02/09/27	10,700
	13,025,000		Apple, Inc	3.200	05/11/27	13,149
EUR	750,000		Apple, Inc	1.375	05/24/29	844
	$4,525,000		Apple, Inc	4.650	02/23/46	5,080
	8,150,000	g	Broadcom Corp	3.875	01/15/27	8,370
	19,750,000		Cisco Systems, Inc	1.850	09/20/21	19,505
	1,600,000	g	CommScope, Inc	5.000	06/15/21	1,636
	2,600,000	g	CommScope, Inc	5.500	06/15/24	2,706
	6,100,000	g	Diamond Finance Corp	3.480	06/01/19	6,243
	13,175,000	g	Diamond Finance Corp	4.420	06/15/21	13,888
	10,550,000	g	Diamond Finance Corp	6.020	06/15/26	11,622
	200,000		Koninklijke Philips NV	3.750	03/15/22	211
	6,525,000	g	Seagate HDD Cayman	4.250	03/01/22	6,632
	525,000	g	Sensata Technologies BV	5.625	11/01/24	563
	250,000	g	Sensata Technologies BV	5.000	10/01/25	261
	5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,082
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	6,902
EUR	700,000		Tyco Electronics Group S.A.	1.100	03/01/23	802
	$2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,244
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			119,995

TELECOMMUNICATION SERVICES - 1.4%
	2,800,000		Alibaba Group Holding Ltd	2.500	11/28/19	2,822
	500,000		Alibaba Group Holding Ltd	3.600	11/28/24	515
EUR	1,500,000	g	Altice Luxembourg S.A.	7.250	05/15/22	1,817
	$21,350,000		AT&T, Inc	1.400	12/01/17	21,332
	8,450,000		AT&T, Inc	4.600	02/15/21	9,011
	27,775,000		AT&T, Inc	3.400	05/15/25	27,308
	6,675,000		AT&T, Inc	4.250	03/01/27	6,901
EUR	500,000		AT&T, Inc	2.350	09/04/29	564
	$9,000,000		AT&T, Inc	4.500	05/15/35	8,864
EUR	440,000		AT&T, Inc	3.150	09/04/36	495
	$6,525,000		AT&T, Inc	5.250	03/01/37	6,959
314

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
GBP	355,000		AT&T, Inc	3.550%	09/14/37	$449
	$200,000		AT&T, Inc	4.300	12/15/42	186
	150,000		AT&T, Inc	4.800	06/15/44	149
	4,525,000		AT&T, Inc	4.750	05/15/46	4,443
	6,525,000		AT&T, Inc	5.450	03/01/47	7,034
	4,400,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	4,628
	4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,933
	4,000,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	4,118
	3,500,000	g,q	Oi S.A.	5.750	02/10/22	1,216
	3,950,000		Orange S.A.	5.500	02/06/44	4,722
	2,125,000		Telefonica Emisiones SAU	4.103	03/08/27	2,196
	2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,514
	2,000,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	2,010
	9,275,000		Verizon Communications, Inc	3.450	03/15/21	9,602
	5,625,000		Verizon Communications, Inc	4.150	03/15/24	5,921
	30,520,000		Verizon Communications, Inc	4.272	01/15/36	29,489
	10,550,000		Verizon Communications, Inc	3.850	11/01/42	9,211
	3,350,000		Verizon Communications, Inc	4.125	08/15/46	2,986
	400,000		Verizon Communications, Inc	5.012	08/21/54	394
	4,325,000	g	VimpelCom Holdings BV	4.950	06/16/24	4,338
EUR	1,500,000	g	Virgin Media Finance plc	4.500	01/15/25	1,784
			TOTAL TELECOMMUNICATION SERVICES			189,911

TRANSPORTATION - 0.8%
	$5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	5,835
	72,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	75
	6,525,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	6,872
	9,200,000		Canadian Pacific Railway Co	2.900	02/01/25	9,119
	200,000		Canadian Pacific Railway Co	4.800	08/01/45	227
	9,775,000		CSX Corp	3.250	06/01/27	9,868
	150,000		CSX Corp	4.100	03/15/44	154
	9,000,000		CSX Corp	3.800	11/01/46	8,743
	9,250,000		Delta Air Lines, Inc	3.625	03/15/22	9,495
	5,375,000		FedEx Corp	3.250	04/01/26	5,422
	2,925,000		FedEx Corp	4.750	11/15/45	3,163
	17,344,000		Kansas City Southern	2.350	05/15/20	17,313
	5,700,000		Kansas City Southern	4.950	08/15/45	6,224
	2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,628
	100,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	105
	100,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	104
	2,830,000	g	Rumo Luxembourg Sarl	7.375	02/09/24	2,907
	6,575,000	g	Transnet SOC Ltd	4.000	07/26/22	6,406
	3,500,000	g	TTX Co	3.600	01/15/25	3,525
	5,000,000		Union Pacific Corp	4.000	04/15/47	5,135
			TOTAL TRANSPORTATION			103,320

UTILITIES - 4.2%
	1,650,000		AEP Transmission Co LLC	3.100	12/01/26	1,646
	1,650,000		AEP Transmission Co LLC	4.000	12/01/46	1,707
	408,000	i	AES Corp	4.202	06/01/19	408
	4,225,000		AES Corp	4.875	05/15/23	4,304
	1,500,000		AES Corp	5.500	03/15/24	1,562
	8,475,000		AGL Capital Corp	3.875	11/15/25	8,708
	2,125,000		AGL Capital Corp	4.400	06/01/43	2,163
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$3,475,000		Alabama Power Co	4.150%	08/15/44	$3,629
	15,000,000		American Electric Power Co, Inc	1.650	12/15/17	15,002
	6,000,000		American Electric Power Co, Inc	2.950	12/15/22	6,108
	2,750,000		American Water Capital Corp	3.000	12/01/26	2,721
	2,375,000		American Water Capital Corp	4.000	12/01/46	2,467
	1,575,000	g	APT Pipelines Ltd	4.250	07/15/27	1,613
	5,500,000		Atmos Energy Corp	8.500	03/15/19	6,090
	1,175,000		Atmos Energy Corp	4.125	10/15/44	1,238
	6,225,000		Black Hills Corp	4.250	11/30/23	6,590
	1,575,000		Black Hills Corp	3.150	01/15/27	1,523
	4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,013
	3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,854
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,182
	3,840,000	g	CEZ AS.	4.250	04/03/22	4,005
	4,675,000		CMS Energy Corp	3.600	11/15/25	4,783
	4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,318
	2,750,000		Connecticut Light & Power Co	5.500	02/01/19	2,901
	6,800,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	6,866
	7,500,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	7,620
	4,575,000		Consolidated Edison, Inc	2.000	05/15/21	4,503
EUR	1,000,000		DH Europe Finance S.A.	1.200	06/30/27	1,115
	$3,775,000		Dominion Resources, Inc	2.000	08/15/21	3,702
	1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,493
	5,825,000		Duke Energy Corp	1.800	09/01/21	5,686
	8,675,000		Duke Energy Corp	2.650	09/01/26	8,240
	750,000		Duke Energy Corp	4.800	12/15/45	830
	5,950,000		Duke Energy Corp	3.750	09/01/46	5,661
	14,086,066		Duke Energy Florida Project Finance LLC	1.196	03/01/20	13,994
	5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	4,845
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,540
	13,350,000	g	Electricite de France S.A.	2.350	10/13/20	13,401
	8,150,000		Energy Transfer Partners LP	4.050	03/15/25	8,183
	8,900,000		Energy Transfer Partners LP	4.750	01/15/26	9,260
	2,985,000		Energy Transfer Partners LP	5.150	02/01/43	2,837
	5,450,000		Energy Transfer Partners LP	5.950	10/01/43	5,780
	6,025,000		Energy Transfer Partners LP	5.150	03/15/45	5,861
	1,675,000		Energy Transfer Partners LP	5.300	04/15/47	1,659
	2,850,000		Enersis Americas S.A.	4.000	10/25/26	2,881
EUR	700,000		Engie S.A.	2.375	05/19/26	882
	$5,700,000		Entergy Corp	2.950	09/01/26	5,459
	5,850,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	5,912
	9,450,000		Exelon Generation Co LLC	3.400	03/15/22	9,618
	6,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	6,531
	8,050,000		Fortis, Inc	3.055	10/04/26	7,769
	350,000		Georgia Power Co	3.250	03/30/27	349
	3,000,000		Georgia Power Co	5.400	06/01/40	3,509
	6,525,000		Great Plains Energy, Inc	3.900	04/01/27	6,602
EUR	1,000,000		Iberdrola International BV	1.125	04/21/26	1,129
	$5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,396
	3,600,000		Indiana Michigan Power Co	3.750	07/01/47	3,502
	2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,874
	2,425,000		Interstate Power & Light Co	3.700	09/15/46	2,336
	3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,093
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$1,300,000	g	Israel Electric Corp Ltd	5.000%	11/12/24	$1,397
	1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,087
	800,000	g	KazMunayGas National Co JSC	3.875	04/19/22	792
	5,000,000	g	KazMunayGas National Co JSC	4.750	04/19/27	4,905
	750,000	g	KSA Sukuk Ltd	3.628	04/20/27	766
	5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,213
	4,225,000	g	Listrindo Capital BV	4.950	09/14/26	4,278
	12,500,000		Mercy Health	3.382	11/01/25	12,315
	1,325,000		MidAmerican Energy Co	4.250	05/01/46	1,422
	4,240,000		MPLX LP	5.500	02/15/23	4,354
	6,262,000		MPLX LP	4.500	07/15/23	6,647
	3,800,000		MPLX LP	4.000	02/15/25	3,826
	3,775,000		MPLX LP	4.125	03/01/27	3,788
	3,850,000		MPLX LP	5.200	03/01/47	3,949
	2,000,000	g	NBK SPC Ltd	2.750	05/30/22	1,975
	2,800,000		Nevada Power Co	6.500	08/01/18	2,943
	3,335,000		Nevada Power Co	5.450	05/15/41	3,991
	13,025,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	13,226
	9,750,000		NiSource Finance Corp	3.490	05/15/27	9,818
	3,700,000		NiSource Finance Corp	4.800	02/15/44	4,014
	4,325,000		NiSource Finance Corp	4.375	05/15/47	4,466
	3,375,000		Northeast Utilities	1.450	05/01/18	3,370
	2,000,000	g	Novolipetsk Steel via Steel Funding Ltd	4.500	06/15/23	2,041
	2,000,000		NRG Energy, Inc	6.250	05/01/24	2,020
	2,500,000		NTPC Ltd	5.625	07/14/21	2,752
	1,000,000		NTPC Ltd	4.750	10/03/22	1,072
EUR	250,000	g	OI European Group BV	3.125	11/15/24	289
	$7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,104
	1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,537
	8,170,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	8,920
	3,900,000		Pacific Gas & Electric Co	8.250	10/15/18	4,214
	5,850,000		Pacific Gas & Electric Co	4.250	03/15/46	6,233
	2,750,000		Pacific Gas & Electric Co	4.000	12/01/46	2,832
	4,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	4,829
	10,300,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	10,122
	4,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	3,970
	6,575,000		Phillips 66 Partners LP	3.550	10/01/26	6,387
	1,600,000		Phillips 66 Partners LP	4.900	10/01/46	1,580
	750,000		Potomac Electric Power Co	7.900	12/15/38	1,128
	6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,332
	2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,052
	3,825,000		Progress Energy, Inc	7.050	03/15/19	4,141
	8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,380
	2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,724
	2,850,000		Public Service Electric & Gas Co	3.800	03/01/46	2,902
	1,375,000	g	Saka Energi Indonesia PT	4.450	05/05/24	1,379
	5,550,000		Sempra Energy	2.875	10/01/22	5,563
	6,800,000		Southern Co	4.400	07/01/46	6,934
	2,000,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,912
	8,250,000		Southern Power Co	2.500	12/15/21	8,174
	7,825,000		Southern Power Co	4.150	12/01/25	8,172
	3,950,000		Spectra Energy Partners LP	3.500	03/15/25	3,910
	2,300,000		Spectra Energy Partners LP	3.375	10/15/26	2,248
	7,150,000		Spectra Energy Partners LP	4.500	03/15/45	7,056
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$3,000,000	g	Tengizchevroil Finance Co International Ltd	4.000%	08/15/26	$2,888
	600,000		TransAlta Corp	6.900	05/15/18	623
	3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,756
	6,500,000		Virginia Electric & Power Co	3.500	03/15/27	6,684
	3,925,000		Virginia Electric & Power Co	4.000	11/15/46	4,053
	4,900,000	g	VM Holding S.A.	5.375	05/04/27	4,947
	700,000		Western Gas Partners LP	4.000	07/01/22	718
	2,650,000		Western Gas Partners LP	3.950	06/01/25	2,633
	6,900,000		Western Gas Partners LP	4.650	07/01/26	7,064
	1,575,000		Western Gas Partners LP	5.450	04/01/44	1,601
	5,075,000		Williams Partners LP	3.600	03/15/22	5,184
	7,250,000		Williams Partners LP	4.500	11/15/23	7,738
	1,500,000		Williams Partners LP	3.750	06/15/27	1,485
	1,175,000		Williams Partners LP	4.900	01/15/45	1,178
	4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,221
	2,975,000		Xcel Energy, Inc	3.350	12/01/26	3,003
	2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,090
			TOTAL UTILITIES			578,770

			TOTAL CORPORATE BONDS			4,914,341
			(Cost $4,823,743)

GOVERNMENT BONDS - 44.0%

AGENCY SECURITIES - 1.5%
	9,999,940		AMAL Ltd	3.465	08/21/21	10,284
	5,500,000		Amber Circle Funding Ltd	3.250	12/04/22	5,579
	4,823,087		Export Lease Ten Co LLC	1.650	05/07/25	4,691
	14,345,000		Lutheran Medical Center	1.982	02/20/30	13,742
	10,174,644		Premier Aircraft Leasing	3.576	02/06/22	10,504
	10,000,000		Private Export Funding Corp (PEFCO)	2.250	12/15/17	10,039
	5,000,000		PEFCO	4.375	03/15/19	5,238
	7,240,000		PEFCO	1.450	08/15/19	7,220
	27,750,000		PEFCO	2.250	03/15/20	28,122
	35,000,000		PEFCO	4.300	12/15/21	38,352
	25,747,000		PEFCO	2.050	11/15/22	25,592
	12,960,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	13,536
	2,694,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	2,703
	9,210,000		Montefiore Medical Center	2.152	10/20/26	8,823
	37,867,359		Tagua Leasing LLC	1.900	07/12/24	37,362
			TOTAL AGENCY SECURITIES			221,787

FOREIGN GOVERNMENT BONDS - 5.2%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	4,043
	15,000,000		African Development Bank	1.375	12/17/18	14,967
	3,200,000		Argentine Republic Government International Bond	5.625	01/26/22	3,277
INR	135,000,000		Asian Development Bank	6.200	10/06/26	2,133
AUD	1,700,000		Australia Government International Bond	5.750	05/15/21	1,484
	1,100,000		Australia Government International Bond	3.750	04/21/37	911
	$2,250,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	2,157
	2,000,000	g	Bermuda Government International Bond	4.854	02/06/24	2,162
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,463
	6,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	5,835
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
BRL	4,500,000		Brazil Notas do Tesouro Nacional Serie F	10.000%	01/01/19	$1,380
	5,750,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,740
	$3,750,000		Brazilian Government International Bond	4.250	01/07/25	3,684
	500,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	01/13/20	501
	5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,021
	1,850,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,847
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	3,953
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	487
CAD	1,460,000		Canadian Government International Bond	0.500	02/01/19	1,116
	1,400,000		Canadian Government International Bond	0.750	03/01/21	1,058
	$100,000		Colombia Government International Bond	7.375	03/18/19	109
	6,125,000		Colombia Government International Bond	2.625	03/15/23	5,972
	2,500,000		Colombia Government International Bond	4.500	01/28/26	2,662
	5,350,000		Colombia Government International Bond	5.000	06/15/45	5,382
	3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	3,675
	20,200,000	g	CPPIB Capital, Inc	2.250	01/25/22	20,276
DKK	3,700,000		Denmark Government International Bond	1.500	11/15/23	618
	3,600,000		Denmark Government International Bond	1.750	11/15/25	616
	$2,750,000	g	Ecuador Government International Bond	9.650	12/13/26	2,746
	1,850,000	g	Egypt Government International Bond	6.125	01/31/22	1,890
	2,500,000	g	Egypt Government International Bond	7.500	01/31/27	2,651
	5,200,000	g	Egypt Government International Bond	8.500	01/31/47	5,614
	1,450,000	g	El Salvador Government International Bond	8.625	02/28/29	1,508
	10,000,000		European Investment Bank	2.500	04/15/21	10,216
	250,000		European Investment Bank	3.250	01/29/24	264
SEK	12,330,000		European Investment Bank	1.250	05/12/25	1,479
	$3,500,000		European Investment Bank	4.875	02/15/36	4,471
	3,400,000	g	Export Credit Bank of Turkey	5.375	10/24/23	3,428
	2,000,000	g	Export-Import Bank of China	2.850	09/16/20	1,998
	975,000	g	Export-Import Bank of India	3.375	08/05/26	954
	8,950,000		Export-Import Bank of Korea	2.250	01/21/20	8,934
EUR	2,762,000		France Government Bond OAT	1.750	11/25/24	3,469
	4,000,000		France Government Bond OAT	1.500	05/25/31	4,748
	700,000	g	French Republic Government Bond OAT	1.750	06/25/39	822
	1,050,000	g	French Republic Government Bond OAT	2.000	05/25/48	1,237
	$3,600,000	g	Guatemala Government International Bond	4.500	05/03/26	3,638
	3,325,000	g	Guatemala Government International Bond	4.375	06/05/27	3,300
EUR	1,425,000	i	Hellenic Republic Government Bond	3.000	02/24/30	1,310
	$2,595,000	g	Honduras Government International Bond	7.500	03/15/24	2,871
	1,100,000	g	Honduras Government International Bond	6.250	01/19/27	1,136
CAD	1,800,000		Hydro-Quebec	5.000	02/15/45	1,901
	$400,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	409
	400,000	g	Indonesia Government International Bond	4.125	01/15/25	412
	1,350,000	g	Indonesia Government International Bond	5.950	01/08/46	1,601
IDR	18,000,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,423
	38,500,000,000		Indonesia Treasury Bond	7.500	08/15/32	2,925
AUD	900,000		Inter-American Development Bank	2.750	10/30/25	674
	1,300,000		International Bank for Reconstruction & Development	2.800	01/13/21	1,011
EUR	1,300,000		Ireland Government International Bond	3.900	03/20/23	1,796
	1,775,000		Ireland Government International Bond	1.000	05/15/26	2,047
ILS	3,100,000		Israel Government Bond-Fixed	5.500	01/31/42	1,236
EUR	2,275,000		Italy Buoni Poliennali Del Tesoro	0.450	06/01/21	2,594
	1,100,000		Italy Buoni Poliennali Del Tesoro	1.200	04/01/22	1,276
	5,000,000		Italy Buoni Poliennali Del Tesoro	2.500	12/01/24	6,034
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
EUR	1,200,000		Italy Buoni Poliennali Del Tesoro	1.250%	12/01/26	$1,280
	2,170,000		Italy Buoni Poliennali Del Tesoro	2.200	06/01/27	2,484
	1,350,000	g	Italy Buoni Poliennali Del Tesoro	1.650	03/01/32	1,374
	1,350,000	g	Italy Buoni Poliennali Del Tesoro	3.450	03/01/48	1,569
	5,310,000		Italy Government International Bond	6.875	09/27/23	6,221
	750,000	g	Ivory Coast Government International Bond	5.125	06/15/25	864
	$2,950,000	g	Ivory Coast Government International Bond	6.125	06/15/33	2,826
	2,548,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	2,442
	3,050,000		Jamaica Government International Bond	8.000	03/15/39	3,599
	8,000,000		Japan Bank for International Cooperation	2.375	04/20/26	7,756
	2,700,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	2,659
	4,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	3,941
JPY	113,000,000		Japan Finance Organization for Municipalities	0.450	03/14/25	1,030
	103,000,000		Japan Finance Organization for Municipalities	0.484	06/13/25	941
	140,000,000		Japan Finance Organization for Municipalities	0.020	03/13/26	1,231
	440,000,000		Japan Government Ten Year Bond	0.100	09/20/26	3,925
	369,000,000		Japan Government Ten Year Bond	0.100	12/20/26	3,290
	350,000,000		Japan Government Thirty Year Bond	2.400	11/20/31	4,035
	350,000,000		Japan Government Thirty Year Bond	2.300	05/20/32	4,003
	300,000,000		Japan Government Thirty Year Bond	2.500	09/20/34	3,572
	450,000,000		Japan Government Thirty Year Bond	0.500	09/20/46	3,661
	530,000,000		Japan Government Twenty Year Bond	1.900	03/22/21	5,059
	120,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	1,072
	445,000,000		Japan Government Two Year Bond	0.100	02/15/19	3,970
	280,000,000		Japan Government Two Year Bond	0.100	04/15/19	2,499
	$3,000,000	g	Kazakhstan Government International Bond	6.500	07/21/45	3,553
	18,750,000		KFW	2.625	01/25/22	19,267
	5,800,000	g,i	Kommunalbanken AS.	1.352	02/20/18	5,805
NOK	1,200,000		Kommunalbanken AS.	2.000	05/03/18	145
	$7,700,000	g	Kommunalbanken AS.	1.625	01/15/20	7,675
	1,925,000	g	Kommunalbanken AS.	1.375	10/26/20	1,895
	3,750,000	g	Kommunalbanken AS.	1.625	02/10/21	3,711
EUR	500,000		Kommunalbanken AS.	0.625	04/20/26	563
	$5,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	5,034
SEK	13,300,000		Kommuninvest I Sverige AB	1.000	09/15/21	1,622
	$2,400,000		Korea Development Bank	1.500	01/22/18	2,395
	2,600,000		Korea Development Bank	2.500	03/11/20	2,610
	6,000,000	g	Korea Housing Finance Corp	1.625	09/15/18	5,961
	2,675,000	g	Korea Housing Finance Corp	2.000	10/11/21	2,589
KRW	1,980,000,000		Korea Treasury Bond	1.750	12/10/18	1,735
	3,920,000,000		Korea Treasury Bond	2.000	03/10/21	3,444
	4,200,000,000		Korea Treasury Bond	1.375	09/10/21	3,596
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,476
EUR	1,000,000		Kreditanstalt fuer Wiederaufbau	1.500	06/11/24	1,240
	$7,050,000	g	Kuwait International Government Bond	2.750	03/20/22	7,065
	6,682,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	6,513
	1,750,000		Lebanon Government International Bond	6.750	11/29/27	1,749
	1,700,000	g	Lithuania Government International Bond	7.375	02/11/20	1,924
	5,250,000	g	Lithuania Government International Bond	6.625	02/01/22	6,171
MXN	14,500,000		Mexican Bonos	8.000	12/07/23	854
	23,500,000		Mexican Bonos	5.750	03/05/26	1,209
	$4,797,000		Mexico Government International Bond	4.000	10/02/23	5,015
	5,100,000		Mexico Government International Bond	4.150	03/28/27	5,281
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$8,400,000		Mexico Government International Bond	4.750%	03/08/44	$8,408
	1,200,000	g	Mongolia Government International Bond	4.125	01/05/18	1,199
	6,950,000	g	Morocco Government International Bond	5.500	12/11/42	7,706
	2,900,000	g	Municipality Finance plc	1.125	09/16/19	2,863
	3,075,000	g	Namibia Government International Bond	5.250	10/29/25	3,159
EUR	1,075,000	g	Netherlands Government International Bond	2.500	01/15/33	1,504
AUD	500,000		New South Wales Treasury Corp	4.000	04/08/21	409
	500,000		New South Wales Treasury Corp	4.000	05/20/26	418
NZD	700,000		New Zealand Government International Bond	4.500	04/15/27	578
	$4,500,000		Nigeria Government International Bond	5.625	06/27/22	4,448
NOK	13,000,000	g	Norway Government International Bond	2.000	05/24/23	1,624
	$3,700,000	g	Oman Government International Bond	6.500	03/08/47	3,778
	5,300,000		Panama Government International Bond	6.700	01/26/36	6,824
	3,000,000		Panama Government International Bond	4.500	05/15/47	3,037
	865,000	g	Paraguay Government International Bond	4.700	03/27/27	888
	4,000,000	g	Perusahaan Penerbit SBSN Indonesia III	3.400	03/29/22	4,040
PEN	4,860,000	g	Peruvian Government International Bond	8.200	08/12/26	1,792
	$3,000,000		Peruvian Government International Bond	8.750	11/21/33	4,597
	2,250,000		Peruvian Government International Bond	5.625	11/18/50	2,726
	1,700,000		Philippine Government International Bond	3.700	03/01/41	1,721
	3,000,000		Philippine Government International Bond	3.700	02/02/42	3,012
	8,150,000		Poland Government International Bond	5.000	03/23/22	9,047
PLN	6,600,000		Poland Government International Bond	4.000	10/25/23	1,894
	$15,000,000		Province of British Columbia Canada	2.000	10/23/22	14,864
CAD	2,350,000		Province of British Columbia Canada	2.550	06/18/27	1,829
	$20,750,000		Province of Manitoba Canada	1.750	05/30/19	20,764
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,326
	25,000,000		Province of Manitoba Canada	2.125	06/22/26	23,721
	20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,229
	8,835,000		Province of Quebec Canada	4.625	05/14/18	9,071
	22,500,000		Province of Quebec Canada	3.500	07/29/20	23,547
CAD	1,650,000		Province of Quebec Canada	2.750	09/01/27	1,306
	$6,000,000		Province of Quebec Canada	7.500	09/15/29	8,564
	2,350,000	g	Provincia de Buenos Aires	7.875	06/15/27	2,433
	2,000,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	2,133
	900,000	g	Republic of Ghana	7.875	08/07/23	918
	1,175,000		Republic of Hungary	6.250	01/29/20	1,286
	2,135,000	g	Republic of Paraguay	6.100	08/11/44	2,365
PLN	4,000,000		Republic of Poland Government International Bond	3.250	07/25/19	1,108
	$681,243	i	Republic of Serbia	6.750	11/01/24	695
	100,000		Republic of the Philippines	6.500	01/20/20	111
	4,500,000	g	Romanian Government International Bond	6.750	02/07/22	5,223
RUB	88,750,000		Russian Federal Bond - OFZ	7.000	01/25/23	1,452
	$3,250,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	3,486
	1,500,000	g	Saudi Government International Bond	2.375	10/26/21	1,474
	4,000,000	g	Saudi Government International Bond	3.250	10/26/26	3,966
	2,600,000	g	Senegal Government International Bond	6.250	05/23/33	2,635
	4,000,000		South Africa Government International Bond	5.875	09/16/25	4,303
	2,450,000		South Africa Government International Bond	4.875	04/14/26	2,451
ZAR	12,200,000		South Africa Government International Bond	10.500	12/21/26	1,035
	$500,000		South Africa Government International Bond	4.300	10/12/28	467
ZAR	15,100,000		South Africa Government International Bond	8.750	01/31/44	1,028
	$3,625,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	3,924
EUR	1,130,000	g	Spain Government International Bond	4.300	10/31/19	1,426
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
EUR	1,020,000		Spain Government International Bond	0.400%	04/30/22	$1,169
	4,950,000	g	Spain Government International Bond	2.750	10/31/24	6,344
	1,250,000	g	Spain Government International Bond	2.900	10/31/46	1,440
	$3,000,000	g	Sri Lanka Government International Bond	5.750	01/18/22	3,100
	3,100,000	g	Sri Lanka Government International Bond	6.850	11/03/25	3,265
	4,075,000	g	Sri Lanka Government International Bond	6.200	05/11/27	4,069
EUR	700,000		State of North Rhine-Westphalia	2.000	10/15/25	894
	$4,000,000		Svensk Exportkredit AB	1.125	04/05/18	3,992
	4,000,000		Svensk Exportkredit AB	1.750	03/10/21	3,976
SEK	7,050,000		Sweden Government International Bond	1.000	11/12/26	863
	4,400,000		Sweden Government International Bond	2.250	06/01/32	588
THB	53,000,000		Thailand Government International Bond	1.875	06/17/22	1,548
AUD	500,000		Treasury Corp of Victoria	6.000	06/15/20	427
	500,000		Treasury Corp of Victoria	3.000	10/20/28	379
	$7,000,000		Turkey Government International Bond	3.250	03/23/23	6,570
	5,750,000		Turkey Government International Bond	5.750	03/22/24	6,083
	6,150,000		Turkey Government International Bond	6.000	03/25/27	6,539
	2,950,000		Turkey Government International Bond	6.875	03/17/36	3,313
GBP	1,700,000		United Kingdom Gilt	1.750	07/22/19	2,277
	1,375,000		United Kingdom Gilt	1.500	01/22/21	1,854
	3,000,000		United Kingdom Gilt	2.750	09/07/24	4,396
	1,900,000		United Kingdom Gilt	4.750	12/07/30	3,441
	1,000,000		United Kingdom Gilt	4.250	03/07/36	1,812
	800,000		United Kingdom Gilt	1.500	07/22/47	955
UYU	20,760,000	g	Uruguay Government International Bond	9.875	06/20/22	745
	$2,352,945		Uruguay Government International Bond	4.375	10/27/27	2,500
	6,750,000		Uruguay Government International Bond	5.100	06/18/50	6,877
	2,625,000	g	Vietnam Government International Bond	4.800	11/19/24	2,757
	2,000,000	g	Zambia Government International Bond	8.500	04/14/24	2,085
			TOTAL FOREIGN GOVERNMENT BONDS			718,022

MORTGAGE BACKED - 19.7%
	25,583,747		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/42	26,452
	41,698,477		FHLMC	3.500	08/15/43	43,620
	44,064,369		FHLMC	3.500	07/15/46	8,423
	42,522		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	44
	10,990		FGLMC	7.000	05/01/23	12
	132,229		FGLMC	6.000	10/01/23	149
	98,293		FGLMC	6.000	11/01/23	111
	15,714,021		FGLMC	3.500	03/01/27	16,376
	28,380		FGLMC	8.000	01/01/31	32
	5,595		FGLMC	7.000	01/01/32	6
	50,513		FGLMC	8.000	02/01/32	52
	799,767		FGLMC	4.500	07/01/33	862
	1,712,851		FGLMC	5.500	12/01/33	1,917
	971,964		FGLMC	5.500	12/01/33	1,097
	5,382,218		FGLMC	7.000	12/01/33	6,238
	6,314,938		FGLMC	5.000	01/01/34	6,932
	1,805,099		FGLMC	4.500	10/01/34	1,939
	1,004,925		FGLMC	4.500	04/01/35	1,080
	1,779,535		FGLMC	7.000	05/01/35	2,051
	322,212		FGLMC	5.000	02/01/36	352
	9,937		FGLMC	6.500	05/01/36	11
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,064,604		FGLMC	5.000%	04/01/38	$2,273
1,660,614		FGLMC	5.000	07/01/39	1,823
10,068,963	w	FGLMC	4.500	11/01/40	10,976
11,358,260	w	FGLMC	4.500	12/01/40	12,389
193,028		FGLMC	4.500	12/01/43	209
117,879		FGLMC	4.500	02/01/44	129
4,640,414		FGLMC	4.500	10/01/44	5,059
2,629,039		FGLMC	4.500	11/01/44	2,867
2,149,334		FGLMC	4.500	11/01/44	2,345
984,878		FGLMC	4.500	12/01/44	1,063
1,669,293		FGLMC	4.500	12/01/44	1,820
9,764,343		FGLMC	3.500	04/01/45	10,097
74,128,272		FGLMC	3.500	10/01/45	76,606
65,420,918		FGLMC	4.000	12/01/45	69,499
8,160,145		FGLMC	4.000	05/01/46	8,642
135,225,635		FGLMC	3.500	08/01/46	139,740
7,015		Federal National Mortgage Association (FNMA)	8.000	03/01/23	7
77,600		FNMA	8.000	07/01/24	89
16,025		FNMA	9.000	11/01/25	18
830,967		FNMA	2.500	07/01/31	836
20,466,826		FNMA	2.500	07/01/31	20,597
4,909,714		FNMA	2.500	08/01/31	4,941
658,277		FNMA	2.500	10/01/31	663
2,219,638		FNMA	2.500	10/01/31	2,234
1,167,609		FNMA	2.500	11/01/31	1,175
395,945		FNMA	2.500	11/01/31	398
882,004		FNMA	2.500	11/01/31	888
1,614,458		FNMA	2.500	11/01/31	1,625
1,840,344		FNMA	2.500	11/01/31	1,852
628,045		FNMA	2.500	12/01/31	632
836,714		FNMA	2.500	12/01/31	842
1,119,587		FNMA	2.500	12/01/31	1,127
2,424,530		FNMA	2.500	12/01/31	2,440
3,058,886		FNMA	2.500	12/01/31	3,078
26,231,099		FNMA	3.500	02/01/32	27,341
19,000,000		FNMA	3.000	07/01/32	19,511
21,312,064		FNMA	3.500	07/01/32	22,218
987,216		FNMA	6.500	07/01/32	1,139
151,540		FNMA	7.000	07/01/32	161
90,970		FNMA	7.000	07/01/32	100
43,000,000	h	FNMA	2.500	08/25/32	43,165
34,000,000	h	FNMA	3.000	08/25/32	34,855
7,007,928		FNMA	5.000	06/01/33	7,688
827,417		FNMA	4.500	10/01/33	891
15,733,914		FNMA	5.000	10/01/33	17,259
95,659		FNMA	5.000	11/01/33	105
2,052,269		FNMA	5.000	11/01/33	2,287
834,427		FNMA	5.000	03/01/34	915
6,776,613		FNMA	5.500	03/01/34	7,595
5,924,405		FNMA	5.500	02/01/35	6,636
1,440,449		FNMA	4.500	05/01/35	1,553
9,468,833		FNMA	5.000	05/01/35	10,394
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,222,866		FNMA	5.000%	10/01/35	$4,637
3,621,540		FNMA	5.000	02/01/36	3,976
36,575		FNMA	6.500	03/01/37	41
2,192,121		FNMA	5.500	08/01/37	2,461
995,926		FNMA	6.000	09/01/37	1,147
1,194,888		FNMA	6.000	09/01/37	1,379
801,885		FNMA	6.500	09/01/37	892
1,324,274		FNMA	5.500	01/01/38	1,483
66,576		FNMA	6.500	02/01/38	74
3,474,339		FNMA	5.500	04/01/38	3,869
7,417,841		FNMA	5.500	11/01/38	8,576
5,017,270		FNMA	5.500	12/01/38	5,661
168,041		FNMA	4.500	04/01/39	183
3,829,985		FNMA	4.500	05/01/39	4,156
582,441		FNMA	4.000	07/01/39	617
3,492,472		FNMA	5.500	08/01/39	3,931
250,851		FNMA	4.500	02/01/40	273
1,358,240		FNMA	5.000	08/01/40	1,485
7,845,276		FNMA	5.000	09/01/40	8,572
551,947		FNMA	6.000	10/01/40	629
713,803		FNMA	4.500	11/01/40	781
12,466,681		FNMA	4.500	01/01/41	13,534
21,893,925		FNMA	4.500	01/01/41	23,868
1,175,654		FNMA	4.500	01/01/41	1,286
1,011,363		FNMA	4.500	02/01/41	1,106
11,538,403		FNMA	5.000	05/01/41	12,618
1,028,469		FNMA	4.500	06/01/41	1,125
1,265,607		FNMA	4.500	06/01/41	1,385
698,321		FNMA	5.000	06/01/41	765
3,991,324		FNMA	5.000	07/01/41	4,372
1,039,270		FNMA	5.000	08/01/41	1,136
4,737,979		FNMA	4.500	09/01/41	5,143
1,469,932		FNMA	4.500	12/01/41	1,608
22,757,393		FNMA	5.500	12/01/41	26,043
1,282,871		FNMA	4.500	01/01/42	1,403
2,168,810		FNMA	4.500	01/01/42	2,364
1,460,901		FNMA	4.500	03/01/42	1,598
22,185,030		FNMA	3.000	03/25/42	22,612
1,121,581		FNMA	4.500	04/01/42	1,222
7,793,793		FNMA	4.500	04/01/42	8,427
1,453,717		FNMA	4.500	06/01/42	1,590
6,502,493		FNMA	4.500	06/01/42	7,024
23,599,533		FNMA	3.000	06/25/42	24,025
1,051,923		FNMA	4.500	07/01/42	1,151
14,425,517		FNMA	4.500	08/01/42	15,649
210,439		FNMA	3.000	10/01/42	211
18,961,084		FNMA	3.000	10/01/42	19,037
25,218,508		FNMA	3.500	11/25/42	4,982
21,364,077	w	FNMA	3.000	01/01/43	21,450
5,223,482	h	FNMA	4.500	01/01/43	5,611
26,811,646	w	FNMA	3.000	02/01/43	26,919
18,276,610		FNMA	3.000	02/25/43	18,693
11,959		FNMA	3.000	04/01/43	12
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$17,224,791		FNMA	3.000%	08/25/43	$17,625
14,248,749		FNMA	4.500	10/01/43	15,464
9,222,575		FNMA	4.000	04/01/44	9,778
5,560,948		FNMA	4.000	06/01/44	5,897
2,812,555		FNMA	4.000	06/01/44	2,982
8,644,205		FNMA	4.500	06/01/44	9,414
3,227,893		FNMA	4.000	07/01/44	3,422
1,602,765		FNMA	4.000	07/01/44	1,699
14,323,663		FNMA	4.000	08/01/44	15,185
2,001,834		FNMA	4.000	08/01/44	2,122
5,267,067		FNMA	4.000	08/01/44	5,582
5,271,332		FNMA	4.000	08/01/44	5,588
1,138,645		FNMA	4.000	09/01/44	1,207
1,384,559		FNMA	4.000	09/01/44	1,468
6,547,306		FNMA	4.000	10/01/44	6,941
8,802,129		FNMA	4.500	10/01/44	9,590
15,648,058		FNMA	4.500	11/01/44	17,049
12,852,144		FNMA	4.000	12/01/44	13,683
4,589,887		FNMA	4.500	12/01/44	5,026
8,620,950		FNMA	4.000	01/01/45	9,181
582,642		FNMA	3.500	03/01/45	601
962,829		FNMA	3.500	03/01/45	994
2,146,834		FNMA	4.500	03/01/45	2,351
715,813		FNMA	4.500	04/01/45	785
18,663,982		FNMA	3.500	05/01/45	19,291
2,522,193		FNMA	4.000	05/01/45	2,686
5,566,260		FNMA	4.000	06/01/45	5,928
16,604,842		FNMA	4.000	07/01/45	17,632
2,808,779		FNMA	4.000	08/01/45	2,991
51,216,686		FNMA	4.000	09/01/45	54,529
1,546,556		FNMA	4.000	10/01/45	1,646
9,931,753		FNMA	4.000	11/01/45	10,577
3,139,764		FNMA	4.000	12/01/45	3,343
26,295,020		FNMA	3.500	01/01/46	27,150
47,804,738		FNMA	4.000	01/01/46	50,731
25,804,299		FNMA	3.500	02/01/46	26,571
23,060,354		FNMA	3.500	06/01/46	23,813
2,143,050		FNMA	4.000	10/01/46	2,267
5,731,801		FNMA	3.500	10/25/46	1,275
79,712,438		FNMA	3.000	11/01/46	79,644
86,764,878		FNMA	3.000	12/01/46	86,690
50,964,661	h	FNMA	3.500	12/01/46	52,361
5,227,340		FNMA	4.000	12/01/46	5,569
66,595,995		FNMA	3.000	01/01/47	66,539
143,299,732	h	FNMA	3.500	01/01/47	147,226
79,042,251		FNMA	4.000	07/01/47	83,115
86,022,016	h	FNMA	4.500	07/01/47	92,417
21,000,000	h	FNMA	4.000	07/25/47	22,071
6,000,000	h	FNMA	4.500	07/25/47	6,435
4,000,000	h	FNMA	3.000	08/25/47	3,987
60,000,000	h	FNMA	3.500	08/25/47	61,498
42,000,000	h	FNMA	4.000	08/25/47	44,066
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,329		Government National Mortgage Association (GNMA)	8.000%	06/15/24	$5
21,541		GNMA	8.500	11/20/30	25
36,357		GNMA	8.500	12/20/30	43
14,985,499		GNMA	3.700	10/15/33	15,871
315,771		GNMA	6.000	10/20/36	364
356,108		GNMA	6.000	01/20/37	407
1,060,180		GNMA	6.000	02/20/37	1,207
768,156		GNMA	5.000	04/15/38	844
368,530		GNMA	6.000	08/20/38	416
686,832		GNMA	6.500	11/20/38	785
69,930		GNMA	4.500	02/20/39	77
507,939		GNMA	2.176	05/16/39	509
1,580,817		GNMA	5.000	06/15/39	1,761
2,393,862		GNMA	5.000	06/15/39	2,666
9,727,590		GNMA	4.500	09/20/39	10,617
11,764,393		GNMA	3.700	08/15/40	12,346
97,691		GNMA	4.500	08/20/41	108
342,680		GNMA	4.500	09/20/41	377
34,560,824		GNMA	3.500	10/20/42	6,573
72,731		GNMA	4.500	01/20/44	80
90,311		GNMA	4.500	02/20/44	99
1,100,841		GNMA	4.500	05/20/44	1,212
145,314		GNMA	4.500	05/20/44	160
1,090,541		GNMA	4.500	08/20/44	1,200
1,101,788		GNMA	4.500	09/20/44	1,212
392,368		GNMA	4.500	10/20/44	430
297,568		GNMA	4.500	11/20/44	320
744,245		GNMA	4.500	12/20/44	819
1,102,319		GNMA	4.500	02/20/45	1,213
1,361,630		GNMA	4.500	08/20/45	1,498
1,201,228		GNMA	4.500	08/20/45	1,323
1,215,078		GNMA	4.500	12/20/45	1,338
36,737,555		GNMA	3.500	11/20/46	7,373
146,536,152		GNMA	3.000	05/20/47	148,157
75,836,202		GNMA	3.500	05/20/47	78,615
117,950,000		GNMA	3.500	06/20/47	122,271
34,000,000		GNMA	4.000	06/20/47	35,892
17,000,000	h	GNMA	3.500	07/20/47	17,604
9,000,000	h	GNMA	3.500	08/20/47	9,305
		TOTAL MORTGAGE BACKED			2,694,144

MUNICIPAL BONDS - 3.2%
8,155,000		California Housing Finance Agency	1.475	02/01/18	8,153
8,045,000		California Housing Finance Agency	1.525	08/01/18	8,043
28,410,000		California State University	3.899	11/01/47	29,202
10,000,000		City of Dallas TX Waterworks & Sewer System Revenue	0.985	10/01/18	9,923
8,725,000		City of Dallas TX Waterworks & Sewer System Revenue	1.217	10/01/19	8,630
5,000,000		City of Dallas TX Waterworks & Sewer System Revenue	1.868	10/01/22	4,860
2,775,000		City of Dallas TX Waterworks & Sewer System Revenue	2.068	10/01/23	2,703
1,350,000		City of Dallas TX Waterworks & Sewer System Revenue	2.389	10/01/25	1,298
3,000,000		City of Dallas TX Waterworks & Sewer System Revenue	2.439	10/01/26	2,846
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$3,995,000	City of Los Angeles CA Wastewater System Revenue	4.029%	06/01/39	$4,071
2,025,000	City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,068
1,575,000	City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,613
20,000,000	City of San Francisco CA Public Utilities Commission Water Revenue	4.035	11/01/41	20,112
9,950,000	Commonwealth of Massachusetts	3.277	06/01/46	9,372
1,875,000	County of Miami-Dade FL Aviation Revenue	1.885	10/01/21	1,822
1,505,000	County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,463
1,500,000	County of Miami-Dade FL Aviation Revenue	2.368	10/01/23	1,451
3,500,000	County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,380
3,500,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,371
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,403
1,875,000	Imperial Irrigation District Electric System Revenue	0.995	11/01/17	1,872
1,895,000	Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,882
5,265,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.125	09/01/19	5,195
2,350,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	1.500	09/01/21	2,279
1,000,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	2.000	09/01/22	982
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,619
2,560,000	Michigan Finance Authority	1.941	11/01/21	2,507
3,000,000	Michigan Finance Authority	2.244	11/01/22	2,965
5,680,000	New York State Dormitory Authority	3.998	07/01/39	5,779
6,000,000	New York State Dormitory Authority	3.879	07/01/46	5,757
8,000,000	Ohio State University	3.798	12/01/46	8,207
2,000,000	Permanent University Fund	1.439	07/01/17	2,000
2,625,000	Permanent University Fund	1.730	07/01/18	2,629
4,720,000	Permanent University Fund	1.880	07/01/19	4,736
2,320,000	Permanent University Fund	2.258	07/01/20	2,347
2,160,000	Permanent University Fund	2.408	07/01/21	2,173
2,750,000	Permanent University Fund	2.508	07/01/22	2,765
2,855,000	Permanent University Fund	2.608	07/01/23	2,866
3,250,000	Permanent University Fund	2.708	07/01/24	3,259
2,335,000	Permanent University Fund	2.808	07/01/25	2,337
3,775,000	Permanent University Fund	2.908	07/01/26	3,781
4,000,000	Permanent University Fund	3.008	07/01/27	4,017
2,000,000	Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,028
1,700,000	Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	1,730
1,500,000	Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,533
1,000,000	Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,024
7,500,000	Port of Morrow OR	1.582	09/01/20	7,389
2,075,000	Port of Morrow OR	1.782	09/01/21	2,036
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	965
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	962
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,196
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,699
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559%	05/15/27	$1,512
700,000	Regents of the University of California Medical Center Pooled Revenue	2.659	05/15/28	660
900,000	Regents of the University of California Medical Center Pooled Revenue	2.759	05/15/29	847
12,000,000	South Carolina Public Service Authority	2.388	12/01/23	11,289
3,060,000	State of Georgia	2.000	07/01/20	3,076
3,215,000	State of Georgia	2.150	07/01/21	3,224
3,465,000	State of Georgia	1.910	02/01/23	3,383
3,905,000	State of Georgia	2.750	07/01/25	3,940
4,100,000	State of Georgia	2.850	07/01/26	4,133
4,305,000	State of Georgia	2.950	07/01/27	4,347
4,520,000	State of Georgia	3.050	07/01/28	4,569
3,245,000	State of Georgia	3.150	07/01/29	3,285
3,200,000	State of Illinois	4.350	06/01/18	3,208
7,500,000	State of Illinois	2.000	06/15/19	7,464
7,160,000	State of Illinois	5.463	02/01/20	7,341
12,500,000	State of Illinois	1.930	06/15/20	12,323
12,500,000	State of Illinois	2.250	06/15/21	12,271
12,500,000	State of Illinois	3.150	06/15/26	11,764
12,500,000	State of Illinois	3.250	06/15/27	11,700
20,000,000	State of Michigan	1.579	11/01/20	19,777
13,000,000	State of Michigan	1.779	11/01/21	12,791
7,000,000	State of Michigan	1.966	11/01/22	6,835
9,900,000	State of Wisconsin	3.154	05/01/27	9,952
6,000,000	University of California	2.570	05/15/22	6,070
17,045,000	University of California	3.931	05/15/45	17,497
20,000,000	University of New Mexico	3.532	06/20/32	20,320
500,000	Utah Municipal Power Agency	1.630	07/01/19	497
835,000	Utah Municipal Power Agency	1.823	07/01/20	826
500,000	Utah Municipal Power Agency	2.023	07/01/21	493
1,750,000	Utah Municipal Power Agency	2.262	07/01/22	1,722
1,500,000	Utah Municipal Power Agency	2.512	07/01/23	1,485
2,160,000	Virginia Port Authority	4.228	07/01/36	2,172
	TOTAL MUNICIPAL BONDS			433,073

U.S. TREASURY SECURITIES - 14.4%
2,185,000	United States Treasury Bond	5.250	11/15/28	2,814
100,686,000	United States Treasury Bond	5.375	02/15/31	135,411
65,602,000	United States Treasury Bond	4.500	02/15/36	84,783
4,500,000	United States Treasury Bond	4.750	02/15/37	6,002
38,000,000	United States Treasury Bond	3.500	02/15/39	42,986
11,900,000	United States Treasury Bond	3.875	08/15/40	14,176
19,135,000	United States Treasury Bond	4.375	05/15/41	24,557
16,434,000	United States Treasury Bond	3.750	08/15/41	19,261
56,375,000	United States Treasury Bond	3.625	08/15/43	64,935
35,680,000	United States Treasury Bond	3.000	05/15/45	36,823
81,710,000	United States Treasury Bond	2.875	08/15/45	82,294
102,850,000	United States Treasury Bond	2.500	05/15/46	95,855
48,755,000	United States Treasury Bond	3.000	02/15/47	50,381
67,000,000	United States Treasury Bond	3.000	05/15/47	69,267
3,000,000	United States Treasury Note	1.000	12/31/17	2,998
200,000	United States Treasury Note	0.750	02/28/18	199
14,345,000	United States Treasury Note	0.875	03/31/18	14,303
120,000,000	United States Treasury Note	0.875	05/31/18	119,578
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$32,200,000	United States Treasury Note	0.625%	06/30/18	$31,996
37,665,000	United States Treasury Note	0.875	07/15/18	37,505
12,100,000	United States Treasury Note	2.250	07/31/18	12,223
12,700,000	United States Treasury Note	0.750	08/31/18	12,616
9,966,900	United States Treasury Note	1.375	09/30/18	9,971
71,675,000	United States Treasury Note	0.750	10/31/18	71,124
1,365,000	United States Treasury Note	1.750	10/31/18	1,373
5,325,000	United States Treasury Note	1.000	11/30/18	5,299
9,115,000	United States Treasury Note	1.250	12/31/18	9,100
10,950,000	United States Treasury Note	1.125	01/31/19	10,911
17,775,000	United States Treasury Note	1.000	03/15/19	17,665
1,100,000	United States Treasury Note	1.250	03/31/19	1,098
1,195,000	United States Treasury Note	0.875	04/15/19	1,185
5,400,000	United States Treasury Note	1.250	04/30/19	5,387
73,790,000	United States Treasury Note	1.250	05/31/19	73,614
3,000,000	United States Treasury Note	1.375	02/15/20	2,990
4,790,000	United States Treasury Note	1.625	03/15/20	4,805
9,225,000	United States Treasury Note	1.500	05/15/20	9,214
21,800,000	United States Treasury Note	1.625	07/31/20	21,826
3,000,000	United States Treasury Note	1.750	12/31/20	3,008
750,000	United States Treasury Note	1.375	01/31/21	742
825,000	United States Treasury Note	2.125	01/31/21	837
12,589,300	United States Treasury Note	1.125	02/28/21	12,333
12,720,000	United States Treasury Note	2.000	02/28/21	12,861
18,635,000	United States Treasury Note	1.375	04/30/21	18,397
3,240,000	United States Treasury Note	2.250	04/30/21	3,303
1,040,000	United States Treasury Note	1.375	05/31/21	1,025
16,465,000	United States Treasury Note	2.000	05/31/21	16,632
1,730,000	United States Treasury Note	2.125	06/30/21	1,755
11,825,000	United States Treasury Note	2.000	08/31/21	11,928
133,872,000	United States Treasury Note	8.000	11/15/21	168,647
21,575,000	United States Treasury Note	1.875	01/31/22	21,600
72,575,000	United States Treasury Note	1.750	02/28/22	72,260
1,710,000	United States Treasury Note	1.750	03/31/22	1,701
1,600,000	United States Treasury Note	1.875	03/31/22	1,601
8,000,000	United States Treasury Note	1.750	04/30/22	7,953
51,523,000	United States Treasury Note	1.750	05/31/22	51,215
4,565,000	United States Treasury Note	2.125	06/30/22	4,614
23,000,000	United States Treasury Note	2.000	07/31/22	23,100
106,110,000	United States Treasury Note	1.875	08/31/22	105,886
26,465,000	United States Treasury Note	1.750	09/30/22	26,222
500,000	United States Treasury Note	1.750	01/31/23	494
1,875,000	United States Treasury Note	1.625	04/30/23	1,834
510,000	United States Treasury Note	1.375	06/30/23	491
500,000	United States Treasury Note	1.250	07/31/23	477
16,720,000	United States Treasury Note	1.375	09/30/23	16,046
15,000,000	United States Treasury Note	1.625	10/31/23	14,607
15,705,000	United States Treasury Note	2.250	12/31/23	15,858
22,000,000	United States Treasury Note	2.125	02/29/24	22,021
60,270,000	United States Treasury Note	2.000	05/31/24	59,769
64,337,000	United States Treasury Note	2.375	05/15/27	64,752
	TOTAL U.S. TREASURY SECURITIES			1,970,494

	TOTAL GOVERNMENT BONDS			6,037,520
	(Cost $5,999,472)
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
STRUCTURED ASSETS - 17.4%

ASSET BACKED - 7.6%
$398,919	i	ACE Securities Corp Home Equity Loan Trust	1.951%	08/25/35	$399
		Series - 2005 HE5 (Class M2)
11,450,000		Ally Auto Receivables Trust	2.100	03/15/22	11,478
		Series - 2017 2 (Class A4)
371,300		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	371
		Series - 2013 2 (Class C)
18,920,000		AmeriCredit Automobile Receivables Trust	2.420	05/08/19	18,951
		Series - 2013 2 (Class D)
3,592,066		AmeriCredit Automobile Receivables Trust	2.720	09/09/19	3,600
		Series - 2013 4 (Class C)
1,550,000		AmeriCredit Automobile Receivables Trust	2.400	01/08/21	1,562
		Series - 2015 2 (Class C)
3,500,000		AmeriCredit Automobile Receivables Trust	1.460	05/10/21	3,490
		Series - 2016 3 (Class A3)
5,250,000		AmeriCredit Automobile Receivables Trust	1.530	07/08/21	5,229
		Series - 2016 4 (Class A3)
12,805,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	12,985
		Series - 2015 3 (Class D)
10,500,000		AmeriCredit Automobile Receivables Trust	1.870	08/18/21	10,496
		Series - 2017 1 (Class A3)
5,500,000		AmeriCredit Automobile Receivables Trust	2.740	12/08/22	5,462
		Series - 2016 4 (Class D)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
5,000,000	g,i	Aventura Mall Trust	3.867	12/05/32	5,110
		Series - 2013 AVM (Class E)
3,500,000	g,i	Aventura Mall Trust	3.867	12/05/32	3,646
		Series - 2013 AVM (Class B)
1,000,000	g,i	Aventura Mall Trust	3.867	12/05/32	1,032
		Series - 2013 AVM (Class C)
2,701,000	g	Avis Budget Rental Car Funding AESOP LLC	1.920	09/20/19	2,700
		Series - 2013 1A (Class A)
12,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.070	09/20/23	11,985
		Series - 2017 1A (Class A)
2,500,000	g	Bowman Park CLO Ltd	3.545	11/23/25	2,523
		Series - 2014 1A (Class B2R)
6,240,888		Capital Auto Receivables Asset Trust	1.620	03/20/19	6,243
		Series - 2015 4 (Class A2)
3,500,000		Capital Auto Receivables Asset Trust	1.630	01/20/21	3,488
		Series - 2016 2 (Class A4)
5,250,000		Capital Auto Receivables Asset Trust	1.690	03/20/21	5,238
		Series - 2016 3 (Class A4)
8,000,000	g	Capital Automotive REIT	3.660	10/15/44	8,026
		Series - 2014 1A (Class A)
6,988,333	g	Capital Automotive REIT	3.870	04/15/47	7,071
		Series - 2017 1A (Class A1)
29,000,000		Capital One Multi-Asset Execution Trust	2.430	01/15/25	29,391
		Series - 2017 A3 (Class A3)
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000		CarMax Auto Owner Trust	1.680%	09/15/21	$2,978
		Series - 2016 2 (Class A4)
3,000,000		CarMax Auto Owner Trust	1.600	01/18/22	2,968
		Series - 2016 3 (Class A4)
4,850,000		CarMax Auto Owner Trust	2.250	09/15/22	4,851
		Series - 2017 2 (Class A4)
448,582	i,m	CCR, Inc	1.439	07/10/17	448
		Series - 2010 CX (Class C)
2,500,000	g	Cent CLO 21 Ltd	3.500	07/27/26	2,539
		Series - 2014 21A (Class A2BR)
468,575	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	413
		Series - 2004 2 (Class 1M2)
680,689	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	691
		Series - 2002 1 (Class AF6) (Step Bond)
5,500,000		CNH Equipment Trust	1.630	08/15/21	5,490
		Series - 2016 B (Class A3)
7,000,000		CNH Equipment Trust	1.440	12/15/21	6,951
		Series - 2016 C (Class A3)
7,500,000		CNH Equipment Trust	2.480	02/15/24	7,571
		Series - 2017 A (Class A4)
5,250,000	g	DaimlerChrysler Capital Auto Receivables Trust	1.640	07/15/21	5,235
		Series - 2016 BA (Class A3)
7,820,000	g	DB Master Finance LLC	3.262	02/20/45	7,867
		Series - 2015 1A (Class A2I)
14,173,750	g	DB Master Finance LLC	3.980	02/20/45	14,533
		Series - 2015 1A (Class A2II)
5,000,000		Discover Card Execution Note Trust	2.390	07/15/24	5,045
		Series - 2017 A2 (Class A2)
65,130,667	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	65,162
		Series - 2012 1A (Class A2)
16,787,500	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	16,954
		Series - 2015 1A (Class A2I)
2,468,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	2,547
		Series - 2015 1A (Class A2II)
65,000,000	g,h	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	64,685
		Series - 2017 1A (Class A2II)
6,500,000	g	FOCUS Brands Funding LLC	3.857	04/30/47	6,589
		Series - 2017 1A (Class A2I)
16,000,000		Ford Credit Auto Lease Trust	1.880	04/15/20	16,017
		Series - 2017 A (Class A3)
18,000,000	g	Ford Credit Auto Owner Trust	2.150	07/15/26	18,071
		Series - 2015 1 (Class A)
17,400,000	g	Ford Credit Auto Owner Trust	2.440	01/15/27	17,586
		Series - 2015 2 (Class A)
3,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	3,518
		Series - 2016 1 (Class A)
16,500,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	16,378
		Series - 2016 2 (Class A)
12,000,000	g	Ford Credit Auto Owner Trust	2.620	08/15/28	12,143
		Series - 2017 1 (Class A)
3,500,000		Ford Credit Floorplan Master Owner Trust	2.070	05/15/22	3,500
		Series - 2017 1 (Class A1)
5,000,000		Ford Credit Floorplan Master Owner Trust	2.390	08/15/22	5,046
		Series - 2015 5 (Class A)
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,000,000		GM Financial Automobile Leasing Trust	2.060%	05/20/20	$4,013
		Series - 2017 1 (Class A3)
4,000,000		GM Financial Automobile Leasing Trust	2.020	09/21/20	3,995
		Series - 2017 2 (Class A3)
3,500,000	g	GMF Floorplan Owner Revolving Trust	1.960	05/17/21	3,506
		Series - 2016 1 (Class A1)
5,705,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	5,687
		Series - 2013 1A (Class A2)
5,000,000	g	Hertz Vehicle Financing LLC	2.320	03/25/20	4,983
		Series - 2016 1A (Class A)
4,875,000	g	Hertz Vehicle Financing LLC	2.270	07/25/20	4,835
		Series - 2016 3A (Class A)
10,979,434	g	Hilton Grand Vacations Trust	2.660	12/26/28	10,984
		Series - 2017 AA (Class A)
6,404,670	g,i	Hilton Grand Vacations Trust	2.960	12/26/28	6,430
		Series - 2017 AA (Class B)
1,267,880	i	Irwin Home Equity Corp	1.976	02/25/34	1,254
		Series - 2005 A (Class A3)
10,668,986	g	JG Wentworth XXII LLC	3.820	12/15/48	10,776
		Series - 2010 3A (Class A)
4,000,000		John Deere Owner Trust	2.110	12/15/23	4,022
		Series - 2017 A (Class A4)
1,835,296	i	Lehman XS Trust	1.466	02/25/36	1,811
		Series - 2006 1 (Class 1A1)
5,205,677	i	Lehman XS Trust	6.500	06/25/46	4,480
		Series - 2006 13 (Class 2A1)
5,000,000	g	Madison Park Funding XIII Ltd	3.300	01/19/25	4,982
		Series - 2014 13A (Class B2R)
7,000,000	g,i	Navistar Financial Dealer Note Master Owner Trust II	2.566	09/27/21	7,037
		Series - 2016 1 (Class A)
27,633,375	g,i	New Residential Mortgage Loan Trust	4.000	02/25/57	28,726
		Series - 2017 1A (Class A1)
3,500,000	g	OHA Loan Funding LLC	3.600	10/20/26	3,533
		Series - 2014 1A (Class B2R)
1,080,082	g	OneMain Direct Auto Receivables Trust	2.040	01/15/21	1,081
		Series - 2016 1A (Class A)
120,794	g	OneMain Financial Issuance Trust	2.430	06/18/24	121
		Series - 2014 1A (Class A)
8,840,000	g	Palisades Center Trust	3.357	04/13/33	8,881
		Series - 2016 PLSD (Class B)
17,822	i	Renaissance Home Equity Loan Trust	2.096	08/25/33	17
		Series - 2003 2 (Class A)
793,911	i	Residential Funding Mortgage Securities II, Inc	5.950	08/25/34	801
		Series - 2005 HI1 (Class A5) (Step Bond)
408,195	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	409
		Series - 2006 HI1 (Class M1) (Step Bond)
275,626	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	288
		Series - 2006 HI1 (Class M2) (Step Bond)
5,197,259		Santander Drive Auto Receivables Trust	2.270	01/15/19	5,204
		Series - 2013 2013-1 (Class D)
4,410,000		Santander Drive Auto Receivables Trust	2.570	03/15/19	4,422
		Series - 2013 2 (Class D)
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$195,379		Santander Drive Auto Receivables Trust	1.810%	04/15/19	$195
		Series - 2013 3 (Class C)
4,625,000		Santander Drive Auto Receivables Trust	2.420	04/15/19	4,641
		Series - 2013 3 (Class D)
26,894,538		Santander Drive Auto Receivables Trust	2.250	06/17/19	26,937
		Series - 2013 5 (Class C)
422,754		Santander Drive Auto Receivables Trust	1.410	07/15/19	423
		Series - 2016 1 (Class A2A)
6,273,775	g	Santander Drive Auto Receivables Trust	3.120	10/15/19	6,292
		Series - 2013 A (Class C)
5,325,000		Santander Drive Auto Receivables Trust	2.910	04/15/20	5,375
		Series - 2014 1 (Class D)
4,500,000		Santander Drive Auto Receivables Trust	1.560	05/15/20	4,499
		Series - 2016 2 (Class A3)
600,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	601
		Series - 2015 5 (Class B)
8,603,623		Santander Drive Auto Receivables Trust	2.130	08/17/20	8,619
		Series - 2014 3 (Class C)
9,000,000		Santander Drive Auto Receivables Trust	1.770	09/15/20	9,003
		Series - 2017 1 (Class A3)
3,500,000		Santander Drive Auto Receivables Trust	1.870	12/15/20	3,497
		Series - 2017 2 (Class A3)
600,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	603
		Series - 2015 5 (Class C)
6,000,000		Santander Drive Auto Receivables Trust	2.800	08/15/22	5,975
		Series - 2016 3 (Class D)
8,000,000		Santander Drive Auto Receivables Trust	3.170	04/17/23	7,986
		Series - 2017 1 (Class D)
149,816	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	150
		Series - 2013 1A (Class A)
3,606,581	g	Sierra Receivables Funding Co LLC	2.700	10/20/30	3,611
		Series - 2013 3A (Class B)
3,421,180	g,i	Sierra Receivables Funding Co LLC	2.050	06/20/31	3,416
		Series - 2014 2A (Class A)
1,408,721	g,i	Sierra Receivables Funding Co LLC	2.400	06/20/31	1,406
		Series - 2014 2A (Class B)
4,290,111	g	Sierra Receivables Funding Co LLC	2.400	03/22/32	4,292
		Series - 2015 1A (Class A)
24,198,658	g	Sierra Receivables Funding Co LLC	2.910	03/20/34	24,397
		Series - 2017 1A (Class A)
1,064,145	g	Sierra Receivables Funding Co LLC	3.200	03/20/34	1,072
		Series - 2017 1A (Class B)
4,184,375	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	4,193
		Series - 2015 3A (Class A)
993,913	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	997
		Series - 2015 3A (Class B)
3,759,054	g	Sierra Timeshare Receivables Funding LLC	3.080	03/21/33	3,798
		Series - 2016 1A (Class A)
8,804,417	g	Sierra Timeshare Receivables Funding LLC	2.330	07/20/33	8,800
		Series - 2016 2A (Class A)
1,965,272	g	Sierra Timeshare Receivables Funding LLC	2.780	07/20/33	1,964
		Series - 2016 2A (Class B)
9,086,304	g	Sierra Timeshare Receivables Funding LLC	2.430	10/20/33	9,011
		Series - 2016 3A (Class A)
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,384,476	g	Sierra Timeshare Receivables Funding LLC	2.630%	10/20/33	$5,324
		Series - 2016 3A (Class B)
9,188,210	g	SLM Student Loan Trust	3.740	02/15/29	9,367
		Series - 2011 B (Class A2)
6,743,000	g	SMB Private Education Loan Trust	2.490	06/15/27	6,770
		Series - 2015 A (Class A2A)
12,360,000	g	SMB Private Education Loan Trust	2.750	07/15/27	12,505
		Series - 2015 C (Class A2A)
13,703,000	g	SMB Private Education Loan Trust	2.430	02/17/32	13,583
		Series - 2016 B (Class A2A)
16,020,000	g	SMB Private Education Loan Trust	2.880	09/15/34	16,148
		Series - 2017 A (Class A2A)
5,460,854	g	SoFi Professional Loan Program LLC	1.530	04/25/33	5,454
		Series - 2016 D (Class A2A)
3,955,000	g	SoFi Professional Loan Program LLC	2.340	04/25/33	3,919
		Series - 2016 D (Class A2B)
15,150,000	g	SoFi Professional Loan Program LLC	2.490	01/25/36	15,118
		Series - 2016 E (Class A2B)
4,246,556	g	SoFi Professional Loan Program LLC	2.760	12/26/36	4,288
		Series - 2016 A (Class A2)
2,750,513	g	SoFi Professional Loan Program LLC	1.550	03/26/40	2,744
		Series - 2017 A (Class A2A)
1,925,000	g	SoFi Professional Loan Program LLC	2.400	03/26/40	1,907
		Series - 2017 A (Class A2B)
23,479,183	g	SoFi Professional Loan Program LLC	1.830	05/25/40	23,460
		Series - 2017 B (Class A1FX)
13,050,000	g	SoFi Professional Loan Program LLC	2.740	05/25/40	13,122
		Series - 2017 B (Class A2FX)
1,000,000	g	SoFi Professional Loan Program LLC	2.630	07/25/40	998
		Series - 2017 C (Class A2B)
3,793,656	g	SolarCity LMC	4.590	04/20/44	3,770
		Series - 2014 1 (Class A)
27,082,901	g	SpringCastle America Funding LLC	3.050	04/25/29	27,243
		Series - 2016 AA (Class A)
13,150,625	g	Taco Bell Funding LLC	3.832	05/25/46	13,444
		Series - 2016 1A (Class A2I)
12,548,000		UBS Commercial Mortgage Trust	3.256	06/15/50	12,820
		Series - 2017 C1 (Class ASB)
5,304,000	g	Verizon Owner Trust	1.680	05/20/21	5,290
		Series - 2016 2A (Class A)
3,000,000	g	Verizon Owner Trust	2.060	09/20/21	3,011
		Series - 2017 1A (Class A)
25,000,000	g	Verizon Owner Trust	1.920	12/20/21	24,996
		Series - 2017 2A (Class A)
1,890,000	g	Vornado DP LLC	5.280	09/13/28	2,016
		Series - 2010 VNO (Class C)
496,394	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	500
		Series - 2006 N1 (Class N1)
581,172	g,i	Wachovia Loan Trust	1.576	05/25/35	577
		Series - 2005 SD1 (Class A)
34,387,500	g	Wendys Funding LLC	3.371	06/15/45	34,683
		Series - 2015 1A (Class A2I)
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000		World Financial Network Credit Card Master Trust	2.030%	04/15/25	$2,964
		Series - 2016 A (Class A)
5,000,000		World Omni Auto Receivables Trust	2.240	06/15/23	5,015
		Series - 2017 A (Class A4)
5,932,000		World Omni Automobile Lease Securitization Trust	1.610	01/15/22	5,911
		Series - 2016 A (Class A4)
		TOTAL ASSET BACKED			1,037,230

OTHER MORTGAGE BACKED - 9.8%
3,833,012	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	3,855
		Series - 2007 1 (Class AM)
5,311,094	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	5,305
		Series - 2007 1 (Class AMFX)
12,000,000		Banc of America Commercial Mortgage Trust	3.019	07/15/49	12,068
		Series - 2016 UB10 (Class ASB)
1,160,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	1,137
		Series - 2007 4 (Class E)
5,000,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	5,079
		Series - 2007 5 (Class AJ)
3,065,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	3,049
		Series - 2007 4 (Class D)
15,000,000		BANK	3.419	05/15/50	15,524
		Series - 2017 BNK4 (Class ASB)
15,000,000		BBCMS Mortgage Trust	3.488	02/15/50	15,542
		Series - 2017 C1 (Class ASB)
21,825,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.136	09/11/42	21,910
		Series - 2007 T28 (Class AJ)
2,500,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.878	06/11/50	2,522
		Series - 2007 PW17 (Class AJ)
2,500,000	i	CD Mortgage Trust	6.122	11/15/44	2,512
		Series - 2007 CD5 (Class B)
4,500,000		CD Mortgage Trust	2.622	08/10/49	4,447
		Series - 2016 CD1 (Class ASB)
8,000,000	g	CGBAM Commercial Mortgage Trust	3.516	04/10/28	8,117
		Series - 2015 SMRT (Class C)
9,000,000	g	CGBAM Commercial Mortgage Trust	3.768	04/10/28	9,132
		Series - 2015 SMRT (Class D)
5,872,007	i	CHL Mortgage Pass-Through Trust	3.348	02/20/35	5,912
		Series - 2004 HYB9 (Class 1A1)
3,000,000	g	Citigroup Commercial Mortgage Trust	2.228	09/10/31	2,965
		Series - 2016 SMPL (Class A)
2,500,000	g	Citigroup Commercial Mortgage Trust	2.576	09/10/31	2,465
		Series - 2016 SMPL (Class B)
3,843,985		Citigroup Commercial Mortgage Trust	1.506	05/10/49	3,806
		Series - 2016 C1 (Class A1)
6,500,000		Citigroup Commercial Mortgage Trust	3.003	05/10/49	6,561
		Series - 2016 C1 (Class AAB)
3,258,958	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	3,287
		Series - 2007 C3 (Class AM)
16,626,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	17,021
		Series - 2007 C3 (Class AJ)
618,828		COMM Mortgage Trust	1.399	02/10/48	616
		Series - 2015 LC19 (Class A1)
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$14,500,000		COMM Mortgage Trust	3.421%	07/10/48	$15,115
		Series - 2015 LC21 (Class ASB)
1,799,178	g,i	COMM Mortgage Trust	1.684	12/10/49	1,798
		Series - 2007 C9 (Class AJFL)
784,442	i	COMM Mortgage Trust	5.650	12/10/49	784
		Series - 2007 C9 (Class AJ)
20,271,351	i	COMM Mortgage Trust	5.796	12/10/49	20,259
		Series - 2007 C9 (Class B)
3,500,000	i	COMM Mortgage Trust	5.813	12/10/49	3,495
		Series - 2007 C9 (Class F)
1,000,000	i	COMM Mortgage Trust	5.991	12/10/49	999
		Series - 2007 C9 (Class C)
3,776,544		COMM Mortgage Trust	1.667	07/10/50	3,775
		Series - 2015 PC1 (Class A1)
9,020,096	i	Connecticut Avenue Securities	3.366	09/25/28	9,149
		Series - 2016 C02 (Class 1M1)
12,364,851	i	Connecticut Avenue Securities	2.566	01/25/29	12,466
		Series - 2016 C05 (Class 2M1)
37,891,768	i	Connecticut Avenue Securities	2.666	01/25/29	38,365
		Series - 2016 C04 (Class 1M1)
8,656,508	i	Connecticut Avenue Securities	2.516	04/25/29	8,777
		Series - 2016 C06 (Class 1M1)
12,664,973	g,i	Connecticut Avenue Securities	2.165	07/25/29	12,800
		Series - 2017 C01 (Class 1M1)
7,736,407	i	Connecticut Avenue Securities	2.166	10/25/29	7,774
		Series - 2017 C03 (Class 1M1)
12,133,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	12,426
		Series - 2007 C4 (Class A1AJ)
15,500,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	15,813
		Series - 2007 C4 (Class AJ)
1,133,486	i	Credit Suisse Commercial Mortgage Trust	5.953	09/15/39	1,132
		Series - 2007 C4 (Class A1AM)
3,927,390	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	4,027
		Series - 2007 C2 (Class AJ)
6,144,500	g,i	Credit Suisse Commercial Mortgage Trust	5.751	01/15/49	6,237
		Series - 2007 C2 (Class B)
4,689,000	g,i	Credit Suisse Commercial Mortgage Trust	5.897	01/15/49	5,868
		Series - 2007 C2 (Class C)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	12,246
		Series - 2006 OMA (Class D)
5,500,000		CSAIL Commercial Mortgage Trust	3.314	11/15/49	5,665
		Series - 2016 C7 (Class ASB)
14,580,000		CSAIL Commercial Mortgage Trust	3.186	06/15/50	14,899
		Series - 2017 C8 (Class ASB)
11,690,557		CSAIL Commercial Mortgage Trust	1.454	06/15/57	11,627
		Series - 2015 C2 (Class A1)
11,000,000		DBJPM Mortgage Trust	2.756	09/10/49	10,988
		Series - 2016 C3 (Class ASB)
10,000,000		DBJPM Mortgage Trust	3.121	06/10/50	10,173
		Series - 2017 C6 (Class ASB)
30,000,000	g	DBUBS Mortgage Trust	4.537	07/10/44	32,144
		Series - 2011 LC2A (Class A4)
3,000,000	g,i	DBUBS Mortgage Trust	4.998	07/10/44	3,241
		Series - 2011 LC2A (Class B)
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,000,000	g,i	DBUBS Mortgage Trust	5.727%	07/10/44	$5,441
		Series - 2011 LC2A (Class C)
2,636,136	g,i	DBUBS Mortgage Trust	2.468	07/12/44	2,646
		Series - 2011 LC2A (Class A3FL)
2,084,000	g,i	DBUBS Mortgage Trust	5.510	08/10/44	2,272
		Series - 2011 LC3A (Class B)
9,800,000	g,i	DBUBS Mortgage Trust	5.510	08/10/44	10,781
		Series - 2011 LC3A (Class AM)
5,525,000	g,i	DBUBS Mortgage Trust	5.871	11/10/46	6,035
		Series - 2011 LC1A (Class C)
4,935,549	g	Four Times Square Trust Commercial Mortgage Pass-Through Certificates	5.401	12/13/28	5,407
		Series - 2006 4TS (Class A)
19,679,135	i	GE Commercial Mortgage Corp	5.606	12/10/49	19,852
		Series - 2007 C1 (Class AM)
3,665,000	i	GMAC Commercial Mortgage Securities, Inc	4.984	12/10/41	3,746
		Series - 2004 C3 (Class C)
21,180,000	g	GRACE Mortgage Trust	3.369	06/10/28	21,996
		Series - 2014 GRCE (Class A)
5,000,000	g	GRACE Mortgage Trust	3.520	06/10/28	5,138
		Series - 2014 GRCE (Class B)
4,178,904	i	Greenwich Capital Commercial Funding Corp	6.013	07/10/38	4,177
		Series - 2006 GG7 (Class AM)
28,000,000	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	28,075
		Series - 2007 GG11 (Class AM)
3,000,000	g	GS Mortgage Securities Corp II	2.933	06/05/31	3,052
		Series - 2012 SHOP (Class A)
15,943,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	16,718
		Series - 2012 ALOH (Class A)
5,910,000	g,i	GS Mortgage Securities Corp II	5.356	12/10/43	6,339
		Series - 2010 C2 (Class B)
10,000,000		GS Mortgage Securities Trust	2.777	10/10/49	10,004
		Series - 2016 GS3 (Class AAB)
12,000,000		GS Mortgage Securities Trust	3.230	05/10/50	12,319
		Series - 2017 GS6 (Class AAB)
6,000,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	5,854
		Series - 2016 10HY (Class A)
7,250,000	g,i	Hudson Yards Mortgage Trust	3.076	08/10/38	6,959
		Series - 2016 10HY (Class C)
2,500,000	g,i	Hudson Yards Mortgage Trust	3.076	08/10/38	2,437
		Series - 2016 10HY (Class B)
1,007,123	i	Impac CMB Trust	1.876	03/25/35	936
		Series - 2004 11 (Class 2A1)
1,705,499	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.520	05/15/45	1,704
		Series - 2006 LDP8 (Class B)
12,830,000	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.717	02/15/46	13,726
		Series - 2011 C3 (Class A4)
8,145,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.360	02/15/46	8,648
		Series - 2011 C3 (Class C)
2,000,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.801	02/15/46	1,985
		Series - 2011 C3 (Class E)
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,294,636	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.106%	07/15/46	$1,317
		Series - 2011 C4 (Class A3)
8,825,000	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.388	07/15/46	9,409
		Series - 2011 C4 (Class A4)
15,000,000	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.801	07/15/46	16,045
		Series - 2011 C4 (Class B)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.581	07/15/46	6,950
		Series - 2011 C4 (Class C)
8,231,396		JP Morgan Chase Commercial Mortgage Securities Trust	1.324	08/15/49	8,128
		Series - 2016 JP2 (Class A1)
7,000,000		JP Morgan Chase Commercial Mortgage Securities Trust	2.713	08/15/49	6,995
		Series - 2016 JP2 (Class ASB)
3,314,013	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	3,360
		Series - 2007 LD12 (Class AM)
2,503,190	g,i	JP Morgan Mortgage Trust	2.679	06/25/46	2,509
		Series - 2016 2 (Class A1)
2,281,188	g,i	JP Morgan Mortgage Trust	2.856	06/25/46	2,290
		Series - 2016 2 (Class 2A1)
63,266,000	i	JPMCC Commercial Mortgage Securities Trust	1.332	07/15/50	5,209
		Series - 2017 JP6 (Class XA)
6,148,000		JPMDB Commercial Mortgage Securities Trust	3.492	03/15/50	6,400
		Series - 2017 C5 (Class ASB)
118,917	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	119
		Series - 2007 C1 (Class C)
4,150,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	4,134
		Series - 2007 C1 (Class D)
597,008	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	598
		Series - 2007 C6 (Class AM)
5,751,173	g	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	5,758
		Series - 2007 C6 (Class AMFL)
15,000,000	g	LCCM	3.357	07/12/50	15,294
		Series - 2017 LC26 (Class ASB)
12,045,540	g,i	LVII Resecuritization Trust	3.851	07/25/47	12,053
		Series - 2015 A (Class A)
2,205,000	i	Merrill Lynch Mortgage Trust	6.542	02/12/51	2,228
		Series - 0 C1 (Class AJA)
2,210,442	g,i	Merrill Lynch Mortgage Trust	6.542	02/12/51	2,233
		Series - 0 C1 (Class AJAF)
5,880,000	g,i	Merrill Lynch Mortgage Trust	6.542	02/12/51	5,923
		Series - 2008 C1 (Class C)
19,995,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	19,979
		Series - 2007 6 (Class AM)
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.469	02/15/46	3,223
		Series - 2013 C7 (Class AAB)
4,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.194	10/15/47	4,610
		Series - 2014 C18 (Class A2)
1,600,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.605	02/15/48	1,625
		Series - 2015 C20 (Class AS)
12,400,000	g	Morgan Stanley Capital I Trust	2.695	01/11/32	12,494
		Series - 2013 WLSR (Class A)
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,550,000	g	Morgan Stanley Capital I Trust	4.012%	09/09/32	$2,688
		Series - 2014 150E (Class AS)
3,500,000	g	Morgan Stanley Capital I Trust	4.264	09/09/32	3,712
		Series - 2014 150E (Class B)
5,683,950	i	Morgan Stanley Capital I Trust	5.389	11/12/41	5,691
		Series - 2006 HQ10 (Class AJ)
364,301	i	Morgan Stanley Capital I Trust	5.832	07/12/44	364
		Series - 2006 HQ9 (Class B)
3,450,000	g,i	Morgan Stanley Capital I Trust	5.588	09/15/47	3,699
		Series - 2011 C1 (Class D)
14,800,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	14,831
		Series - 2007 IQ15 (Class AJ)
2,250,398	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,249
		Series - 2007 IQ15 (Class AM)
12,121,000	g,i	Morgan Stanley Capital I Trust	6.104	06/11/49	9,148
		Series - 2007 IQ15 (Class B)
8,750,000	i	Morgan Stanley Capital I Trust	6.080	12/12/49	8,857
		Series - 2007 IQ16 (Class AMA)
7,330,000	i	Morgan Stanley Capital I Trust	6.115	12/12/49	6,678
		Series - 2007 IQ16 (Class AJ)
7,205,000	i	Morgan Stanley Capital I Trust	6.281	12/12/49	7,293
		Series - 2007 IQ16 (Class AM)
4,229,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	3,834
		Series - 2007 IQ16 (Class AJA)
12,000,000	i	Morgan Stanley Capital I Trust	6.372	12/12/49	10,934
		Series - 2007 IQ16 (Class AJFX)
21,000,000		Morgan Stanley Capital I Trust	3.304	06/15/50	21,557
		Series - 2017 H1 (Class ASB)
535,277		Morgan Stanley Capital I Trust	4.770	07/15/56	535
		Series - 0 IQ9 (Class AJ)
5,000,000	g	RBS Commercial Funding, Inc Trust	3.260	03/11/31	4,989
		Series - 2013 SMV (Class A)
7,312,808	g,i	Sequoia Mortgage Trust	3.500	03/25/47	7,475
		Series - 2017 2 (Class A4)
11,044,315	g,i	Sequoia Mortgage Trust	3.500	03/25/47	11,296
		Series - 2017 2 (Class A1)
14,105,762	g,i	Sequoia Mortgage Trust	3.500	04/25/47	14,358
		Series - 2017 3 (Class A4)
4,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.416	09/25/24	4,109
		Series - 2014 HQ2 (Class M2)
1,581,801	i	Structured Agency Credit Risk Debt Note (STACR)	3.616	01/25/25	1,589
		Series - 2015 DN1 (Class M2)
368,262	i	Structured Agency Credit Risk Debt Note (STACR)	2.316	05/25/25	369
		Series - 2015 HQ2 (Class M1)
16,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.166	05/25/25	16,557
		Series - 2015 HQ2 (Class M2)
10,670,816	i	Structured Agency Credit Risk Debt Note (STACR)	2.666	07/25/28	10,719
		Series - 2016 DNA1 (Class M1)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.416	10/25/28	1,786
		Series - 2016 DNA2 (Class M2)
12,517,345	i	Structured Agency Credit Risk Debt Note (STACR)	2.316	12/25/28	12,560
		Series - 2016 DNA3 (Class M1)
8,029,798	i	Structured Agency Credit Risk Debt Note (STACR)	2.016	03/25/29	8,046
		Series - 2016 DNA4 (Class M1)
2,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.516	03/25/29	2,781
		Series - 2016 DNA4 (Class M2)
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,036,907	i	Structured Agency Credit Risk Debt Note (STACR)	2.416%	07/25/29	$9,156
		Series - 2017 DNA1 (Class M1)
2,087,772	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	2,113
		Series - 2006 C27 (Class AJ)
32,910,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	33,095
		Series - 2007 C34 (Class AM)
3,328,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	3,332
		Series - 2007 C34 (Class B)
7,338,000	i	Wachovia Bank Commercial Mortgage Trust	6.271	05/15/46	7,343
		Series - 2007 C34 (Class AJ)
6,721,236	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	6,863
		Series - 2007 C31 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	2,010
		Series - 2007 C31 (Class B)
35,208,345	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	35,211
		Series - 2007 C32 (Class AMFX)
49,550,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	50,039
		Series - 2007 C32 (Class AJ)
2,794,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,767
		Series - 2007 C32 (Class B)
33,600,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	33,568
		Series - 2007 C33 (Class AM)
3,420,345		Wells Fargo Commercial Mortgage Trust	1.392	07/15/48	3,386
		Series - 2016 C35 (Class A1)
10,000,000		Wells Fargo Commercial Mortgage Trust	2.788	07/15/48	10,040
		Series - 2016 C35 (Class ASB)
831,588		Wells Fargo Commercial Mortgage Trust	1.321	08/15/49	819
		Series - 2016 BNK1 (Class A1)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.514	08/15/49	14,775
		Series - 2016 BNK1 (Class ASB)
15,000,000		Wells Fargo Commercial Mortgage Trust	2.825	10/15/49	15,017
		Series - 2016 LC24 (Class ASB)
8,389,000		Wells Fargo Commercial Mortgage Trust	2.827	11/15/49	8,396
		Series - 2016 NXS6 (Class ASB)
7,500,000		Wells Fargo Commercial Mortgage Trust	3.446	03/15/50	7,766
		Series - 2017 RB1 (Class ASB)
15,000,000	h	Wells Fargo Commercial Mortgage Trust	3.261	07/15/50	15,384
		Series - 2017 C38 (Class ASB)
7,250,000		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	7,417
		Series - 2016 C33 (Class ASB)
6,000,000		Wells Fargo Commercial Mortgage Trust	3.749	03/15/59	6,169
		Series - 2016 C33 (Class AS)
1,250,000		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	1,260
		Series - 2016 C36 (Class ASB)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,074
		Series - 2010 C1 (Class B)
55,000,000	g,i	WFRBS Commercial Mortgage Trust	4.902	06/15/44	59,911
		Series - 2011 C4 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			1,339,619

		TOTAL STRUCTURED ASSETS			2,376,849
		(Cost $2,386,458)

		TOTAL BONDS			13,328,710
		(Cost $13,209,673)
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
SHARES			COMPANY	RATE	DATE	(000)
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
	470,597	*	Federal Home Loan Mortgage Corp			$2,565
	1,527,061	*	Federal National Mortgage Association			8,796
			TOTAL BANKS			11,361

			TOTAL PREFERRED STOCKS			11,361
			(Cost $49,941)

PRINCIPAL			ISSUER
SHORT-TERM INVESTMENTS - 4.3%

GOVERNMENT AGENCY DEBT - 0.3%
	$8,588,000		Federal Home Loan Bank (FHLB)	0.400%	07/03/17	8,588
	17,900,000		FHLB	0.841	07/05/17	17,899
	18,100,000		FHLB	0.871	07/14/17	18,095
			TOTAL GOVERNMENT AGENCY DEBT			44,582

TREASURY DEBT - 4.0%
MYR	6,500,000	j	Malaysia Treasury Bill	0.000	07/28/17	1,511
	$40,100,000		United States Treasury Bill	0.691	07/06/17	40,098
	35,000,000		United States Treasury Bill	0.767	07/13/17	34,993
	47,000,000		United States Treasury Bill	0.773	07/20/17	46,982
	49,000,000		United States Treasury Bill	0.798	07/27/17	48,973
	100,000,000		United States Treasury Bill	0.857-0.912	08/03/17	99,927
	49,600,000		United States Treasury Bill	0.958	08/31/17	49,525
	35,000,000		United States Treasury Bill	0.927	09/14/17	34,933
	172,000,000		United States Treasury Bill	0.941-0.989	09/21/17	171,631
	22,000,000		United States Treasury Bill	1.010	09/28/17	21,946
			TOTAL TREASURY DEBT			550,519

			TOTAL SHORT-TERM INVESTMENTS			595,101
			(Cost $595,060)

			TOTAL INVESTMENTS - 102.4%			14,025,484
			(Cost $13,945,064)
			OTHER ASSETS & LIABILITIES, NET - (2.4)%			(335,375)
			NET ASSETS - 100.0%			$13,690,109
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RUB	Russian Ruble
SEK	Swedish Krone
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand

*	Non-income producing
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/17, the aggregate value of these securities was $2,211,784,000 or 16.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond
q	In default
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
342

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

PRINCIPAL		ISSUER	VALUE (000)
GOVERNMENT BONDS - 99.4%

AGENCY SECURITIES - 0.7%
		Montefiore Medical Center
$17,190,000		2.895%, 04/20/32	$16,713
		Private Export Funding Corp (PEFCO)
3,500,000		2.300%, 09/15/20	3,540
3,000,000		3.250%, 06/15/25	3,125
		Reliance Industries Ltd
5,921,053		2.444%, 01/15/26	5,936
		Ukraine Government AID Bonds
3,500,000		1.847%, 05/29/20	3,502
15,000,000		1.471%, 09/29/21	14,648
		TOTAL AGENCY SECURITIES	47,464

MORTGAGE BACKED - 0.2%
		Government National Mortgage Association (GNMA)
13,280,404		3.650%, 02/15/32	14,011
		TOTAL MORTGAGE BACKED	14,011

U.S. TREASURY SECURITIES - 98.5%
	k	United States Treasury Inflation Indexed Bonds
124,915,551		0.125%, 04/15/18	124,468
70,977,758		1.375%, 07/15/18	72,101
150,891,000		2.125%, 01/15/19	155,798
368,337,850		0.125%, 04/15/19	368,535
140,847,300		1.875%, 07/15/19	146,819
157,500,938		1.375%, 01/15/20	163,257
466,177,255		0.125%, 04/15/20	466,883
248,473,826		1.250%, 07/15/20	259,024
336,360,638		1.125%, 01/15/21	349,291
333,210,030		0.125%, 04/15/21	332,683
358,858,456		0.625%, 07/15/21	367,749
352,143,155		0.125%, 01/15/22	351,579
148,290,600		0.125%, 04/15/22	147,552
411,462,270		0.125%, 07/15/22	410,894
311,422,440		0.125%, 01/15/23	308,526
173,879,265		0.375%, 07/15/23	174,987
91,426,658		0.625%, 01/15/24	92,708
97,822,450		0.125%, 07/15/24	96,065
146,583,760		0.250%, 01/15/25	143,943
210,467,446		2.375%, 01/15/25	239,720
90,729,760		0.375%, 07/15/25	90,032
134,283,195		0.625%, 01/15/26	135,106
228,914,101		2.000%, 01/15/26	256,482
130,562,560		0.125%, 07/15/26	125,906
138,164,405		0.375%, 01/15/27	135,661
165,130,242		2.375%, 01/15/27	191,660
195,369,192		1.750%, 01/15/28	217,703
343

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

PRINCIPAL	ISSUER	VALUE (000)
$98,296,992	3.625%, 04/15/28	$128,377
174,122,520	2.500%, 01/15/29	209,294
139,939,116	3.875%, 04/15/29	189,939
	United States Treasury Note
28,000,000	1.250%, 04/30/19	27,932
13,640,000	1.750%, 05/31/22	13,558
25,000,000	2.000%, 05/31/24	24,792
20,000,000	1.875%, 06/30/24	19,819
25,000,000	2.375%, 05/15/27	25,161
	TOTAL U.S. TREASURY SECURITIES	6,564,004

	TOTAL GOVERNMENT BONDS	6,625,479
	(Cost $6,422,683)

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.1%
	Federal Home Loan Bank (FHLB)
4,750,000	0.650%, 07/03/17	4,750
		4,750

TREASURY DEBT - 0.5%
	United States Treasury Bill
17,280,000	0.825%, 07/06/17	17,279
16,375,000	0.812%, 07/13/17	16,371
		33,650

	TOTAL SHORT-TERM INVESTMENTS	38,400
	(Cost $38,399)
	TOTAL INVESTMENTS - 100.0%	6,663,879
	(Cost $6,461,082)
	OTHER ASSETS AND LIABILITIES, NET - 0.0%	1,737
	NET ASSETS - 100.0%	$6,665,616

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.
344

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND

SOCIAL CHOICE ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
BANK LOAN OBLIGATIONS - 0.3%

CAPITAL GOODS - 0.0%
$2,562,697	i	Manitowoc Foodservice, Inc	4.226%	03/03/23	$2,585
		TOTAL CAPITAL GOODS			2,585

MEDIA - 0.1%
6,211,201	i	Charter Communications Operating LLC	3.230	01/14/22	6,225
3,135,313	i	Charter Communications Operating LLC	3.480	01/15/24	3,145
		TOTAL MEDIA			9,370

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
9,950,000	i	MTS Systems Corp	5.330	07/05/23	10,024
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,024

UTILITIES - 0.1%
14,756,317	i	Terra-Gen Finance Co LLC	5.480	12/09/21	13,576
		TOTAL UTILITIES			13,576

		TOTAL BANK LOAN OBLIGATIONS			35,555
		(Cost $36,421)

BONDS - 39.2%

CORPORATE BONDS - 11.8%

AUTOMOBILES & COMPONENTS - 0.2%
1,955,000	g	Adient Global Holdings Ltd	4.875	08/15/26	1,960
7,550,000		Delphi Automotive plc	3.150	11/19/20	7,712
5,700,000		Ford Motor Co	4.346	12/08/26	5,870
12,800,000		Ford Motor Co	4.750	01/15/43	12,371
4,675,000	e	Magna International, Inc	3.625	06/15/24	4,801
		TOTAL AUTOMOBILES & COMPONENTS			32,714

BANKS - 2.5%
40,272,000	e	Bank of America Corp	1.950	05/12/18	40,315
11,175,000	e	Bank of America Corp	2.151	11/09/20	11,123
21,500,000	e,g	Bank of Montreal	2.500	01/11/22	21,633
18,500,000	e	Bank of Nova Scotia	2.125	09/11/19	18,552
12,000,000	g	Bank of Nova Scotia	1.875	09/20/21	11,740
15,000,000	i	Citizens Bank NA	1.750	03/02/20	15,012
1,350,000		Citizens Financial Group, Inc	2.375	07/28/21	1,338
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,336
2,710,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.375	08/04/25	2,842
7,275,000		Cooperatieve Rabobank UA	2.750	01/10/22	7,385
4,950,000		Cooperatieve Rabobank UA	3.750	07/21/26	4,950
345

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$9,400,000		Discover Bank	3.450%	07/27/26	$9,093
5,000,000	e,g	DNB Boligkreditt AS.	2.000	05/28/20	4,992
10,000,000		First Niagara Financial Group, Inc	6.750	03/19/20	11,169
20,000,000	g	ING Bank NV	2.000	11/26/18	20,017
11,500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	11,664
10,000,000	g	Intesa Sanpaolo S.p.A	5.710	01/15/26	10,559
6,300,000		KeyBank NA	2.350	03/08/19	6,341
4,644,000	i	Manufacturers & Traders Trust Co	2.437	12/28/20	4,653
9,076,000	i	Manufacturers & Traders Trust Co	1.842	12/01/21	8,951
1,605,000		Manufacturers & Traders Trust Co	2.900	02/06/25	1,591
18,775,000		Mitsubishi UFJ Financial Group, Inc	2.527	09/13/23	18,390
18,257,000		People’s United Financial, Inc	3.650	12/06/22	18,639
8,245,000		PNC Bank NA	2.950	01/30/23	8,329
8,450,000		Royal Bank of Canada	1.875	02/05/20	8,404
12,000,000		Royal Bank of Canada	2.100	10/14/20	11,980
14,500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,467
12,500,000		SVB Financial Group	3.500	01/29/25	12,270
5,000,000	e	Toronto-Dominion Bank	1.800	07/13/21	4,898
12,000,000	g	Toronto-Dominion Bank	2.500	01/18/22	12,082
12,019,000	g	Westpac Banking Corp	2.100	02/25/21	11,958
		TOTAL BANKS			352,673

CAPITAL GOODS - 0.7%
2,500,000		3M Co	6.375	02/15/28	3,217
9,075,000	e	Air Lease Corp	3.875	04/01/21	9,466
6,525,000		Air Lease Corp	4.250	09/15/24	6,844
1,975,000		Anixter, Inc	5.125	10/01/21	2,103
4,575,000		Anixter, Inc	5.500	03/01/23	4,889
6,250,000		CNH Industrial Capital LLC	3.875	10/15/21	6,414
4,600,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	4,970
3,250,000		Johnson Controls International plc	5.000	03/30/20	3,471
10,875,000	g	LafargeHolcim Finance US LLC	4.750	09/22/46	11,328
5,625,000		Parker-Hannifin Corp	4.200	11/21/34	5,992
6,980,000		Pentair Finance S.A.	2.650	12/01/19	7,033
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,377
6,125,000	e	Rockwell Collins, Inc	3.700	12/15/23	6,374
12,625,000		WW Grainger, Inc	4.200	05/15/47	13,034
		TOTAL CAPITAL GOODS			88,512

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
2,730,000		Waste Management, Inc	4.600	03/01/21	2,946
3,475,000		Waste Management, Inc	3.900	03/01/35	3,591
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			6,537

CONSUMER SERVICES - 0.5%
4,000,000		American National Red Cross	5.567	11/15/17	4,049
10,000,000		Henry J Kaiser Family Foundation	3.356	12/01/25	9,825
1,250,000		McDonald’s Corp	5.000	02/01/19	1,310
19,000,000		Metropolitan Museum of Art	3.400	07/01/45	18,161
7,550,000		Nature Conservancy	6.300	07/01/19	8,064
17,500,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	17,998
5,145,000		Salvation Army	5.637	09/01/26	5,641
9,800,000	e	Starbucks Corp	2.450	06/15/26	9,453
		TOTAL CONSUMER SERVICES			74,501
346

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
DIVERSIFIED FINANCIALS - 1.1%
$2,675,000		Bank of New York Mellon Corp	5.450%	05/15/19	$2,850
6,350,000	i	Bank of New York Mellon Corp	2.661	05/16/23	6,364
2,169,000		Discover Financial Services	3.850	11/21/22	2,221
9,000,000	g	EDP Finance BV	4.125	01/15/20	9,302
9,500,000	e,g	EDP Finance BV	5.250	01/14/21	10,195
11,625,000	g	EDP Finance BV	3.625	07/15/24	11,537
9,500,000		Ford Foundation	3.859	06/01/47	9,870
11,700,000		Ford Motor Credit Co LLC	3.200	01/15/21	11,875
2,300,000		Legg Mason, Inc	3.950	07/15/24	2,334
37,250,000		Morgan Stanley	2.200	12/07/18	37,437
3,314,000		Northern Trust Corp	3.375	08/23/21	3,454
9,750,000	g	RCI Banque S.A.	3.500	04/03/18	9,863
1,535,000		Reinvestment Fund, Inc	3.166	11/01/23	1,538
10,250,000		Reinvestment Fund, Inc	3.366	11/01/24	10,318
15,000,000	i	State Street Corp	2.653	05/15/23	15,044
4,525,000		Unilever Capital Corp	2.000	07/28/26	4,164
		TOTAL DIVERSIFIED FINANCIALS			148,366

ENERGY - 0.8%
4,175,000		Apache Corp	3.250	04/15/22	4,235
14,500,000	g	Cenovus Energy, Inc	5.250	06/15/37	13,556
3,175,000		Cimarex Energy Co	3.900	05/15/27	3,193
8,450,000		EOG Resources, Inc	3.900	04/01/35	8,204
4,450,000		EOG Resources, Inc	5.100	01/15/36	4,887
1,000,000		Marathon Oil Corp	2.700	06/01/20	991
3,025,000		National Oilwell Varco, Inc	1.350	12/01/17	3,021
17,292,000		National Oilwell Varco, Inc	3.950	12/01/42	14,285
2,500,000		Noble Energy, Inc	8.250	03/01/19	2,742
3,290,000		Noble Energy, Inc	5.050	11/15/44	3,383
2,775,000	g,i	Phillips 66	1.886	04/15/20	2,781
9,000,000		Phillips 66	4.650	11/15/34	9,483
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,372
9,500,000		Statoil ASA	3.150	01/23/22	9,764
4,500,000		Statoil ASA	2.650	01/15/24	4,442
5,932,000		Statoil ASA	3.950	05/15/43	5,814
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,216
		TOTAL ENERGY			101,369

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
7,500,000	i	Becton Dickinson and Co	2.253	06/06/22	7,517
7,250,000		Becton Dickinson and Co	3.363	06/06/24	7,264
4,500,000		Becton Dickinson and Co	4.669	06/06/47	4,635
3,250,000	e	Laboratory Corp of America Holdings	2.625	02/01/20	3,277
9,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	9,184
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			31,877

INSURANCE - 0.3%
3,000,000	g,i	Cranberry RE Ltd	3.048	07/13/20	2,996
15,000,000	i	Prudential Financial, Inc	5.200	03/15/44	15,900
7,450,000	e,i	Prudential Financial, Inc	5.375	05/15/45	8,065
347

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$10,550,000	g	Swiss Re Treasury US Corp	2.875%	12/06/22	$10,592
8,687,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	8,944
		TOTAL INSURANCE			46,497

MATERIALS - 0.6%
2,275,000		Ball Corp	5.000	03/15/22	2,428
8,930,000		Ball Corp	4.000	11/15/23	9,131
1,000,000	h	Commercial Metals Co	5.375	07/15/27	1,019
5,750,000		Domtar Corp	4.400	04/01/22	6,042
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,469
20,000,000	e	Fibria Overseas Finance Ltd	5.500	01/17/27	20,418
7,500,000		International Paper Co	5.000	09/15/35	8,211
5,000,000		International Paper Co	6.000	11/15/41	6,105
4,600,000		International Paper Co	4.800	06/15/44	4,917
17,000,000	g	Inversiones CMPC S.A.	4.375	04/04/27	17,279
5,000,000		MeadWestvaco Corp	7.375	09/01/19	5,531
2,500,000	g	Sealed Air Corp	5.500	09/15/25	2,731
		TOTAL MATERIALS			86,281

MEDIA - 0.3%
3,125,000		Charter Communications Operating LLC	3.579	07/23/20	3,229
14,850,000		Charter Communications Operating LLC	4.464	07/23/22	15,820
5,500,000		Time Warner Cable, Inc	4.500	09/15/42	5,240
10,000,000	i	Walt Disney Co	1.608	03/04/22	10,050
4,175,000		Walt Disney Co	2.450	03/04/22	4,207
		TOTAL MEDIA			38,546

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
5,000,000		Bristol-Myers Squibb Co	3.250	08/01/42	4,526
3,300,000		Zoetis, Inc	3.450	11/13/20	3,413
10,000,000		Zoetis, Inc	3.250	02/01/23	10,248
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			18,187

REAL ESTATE - 0.4%
4,500,000		Brixmor Operating Partnership LP	3.650	06/15/24	4,426
6,525,000		Brixmor Operating Partnership LP	3.850	02/01/25	6,440
3,500,000		Federal Realty Investment Trust	2.750	06/01/23	3,438
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,723
7,000,000		Kimco Realty Corp	6.875	10/01/19	7,708
16,825,000		Mid-America Apartments LP	4.000	11/15/25	17,413
16,822,000		Regency Centers LP	3.750	06/15/24	17,172
		TOTAL REAL ESTATE			60,320

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
18,110,000		Apple, Inc	2.850	02/23/23	18,422
14,250,000		Apple, Inc	3.000	06/20/27	14,180
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			32,602

TELECOMMUNICATION SERVICES - 0.2%
3,400,000		CenturyLink, Inc	6.750	12/01/23	3,661
5,000,000	i	Verizon Communications, Inc	2.250	03/16/22	5,059
11,750,000		Verizon Communications, Inc	2.625	08/15/26	10,835
7,350,000	e	Verizon Communications, Inc	5.250	03/16/37	7,910
		TOTAL TELECOMMUNICATION SERVICES			27,465
348

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
TRANSPORTATION - 0.8%
$6,775,000		CSX Corp	4.250%	11/01/66	$6,691
2,253,379		Delta Air Lines	4.250	07/30/23	2,315
5,547,946		Delta Air Lines	3.625	07/30/27	5,714
3,150,000	e	Delta Air Lines, Inc	2.875	03/13/20	3,191
7,150,000		Delta Air Lines, Inc	3.625	03/15/22	7,339
3,800,000	e,g	Hertz Corp	7.625	06/01/22	3,791
4,000,000		Kansas City Southern	3.000	05/15/23	4,013
7,000,000		Kansas City Southern	4.300	05/15/43	6,911
15,925,000		Kansas City Southern	4.950	08/15/45	17,390
5,275,000	g	Mexico City Airport Trust	4.250	10/31/26	5,408
10,325,000	g	Mexico City Airport Trust	5.500	10/31/46	10,506
475,000		Norfolk Southern Corp	5.590	05/17/25	541
8,274,914		Spirit Airlines, Inc	4.100	04/01/28	8,606
4,050,000		Union Pacific Corp	3.375	02/01/35	4,010
5,004,157		Union Pacific Railroad Co	3.227	05/14/26	5,070
9,313,288		Union Pacific Railroad Co	2.695	05/12/27	9,122
1,360,000	i	United Parcel Service of America, Inc (Step Bond)	8.375	04/01/30	1,944
2,250,000	i	United Parcel Service, Inc	1.560	05/16/22	2,258
		TOTAL TRANSPORTATION			104,820

UTILITIES - 2.8%
2,075,000	g	APT Pipelines Ltd	4.250	07/15/27	2,124
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,214
7,550,000	g	Colorado Interstate Gas Co LLC	4.150	08/15/26	7,492
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,266
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,409
8,244,587	g	Continental Wind LLC	6.000	02/28/33	8,671
22,500,000	g	Electricite de France S.A.	3.625	10/13/25	23,017
6,150,000		Fortis, Inc	2.100	10/04/21	6,023
10,750,000		Fortis, Inc	3.055	10/04/26	10,375
11,250,000		Georgia Power Co	3.250	04/01/26	11,223
432,341	g	Great River Energy	5.829	07/01/17	432
2,745,000	g	International Transmission Co	4.625	08/15/43	3,051
6,575,000		Interstate Power & Light Co	3.250	12/01/24	6,624
9,250,000	g	Narragansett Electric Co	4.170	12/10/42	9,418
9,732,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	10,287
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	9,881
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,713
11,000,000		NorthWestern Corp	4.176	11/15/44	11,234
18,900,000	g	Pattern Energy Group, Inc	5.875	02/01/24	19,892
630,000		Public Service Co of Colorado	4.750	08/15/41	708
5,500,000		San Diego Gas & Electric Co	3.000	08/15/21	5,657
9,553,602		San Diego Gas & Electric Co	1.914	02/01/22	9,449
8,875,000		Sierra Pacific Power Co	3.375	08/15/23	9,115
26,221,911	g	Solar Star Funding LLC	3.950	06/30/35	25,272
24,488,244	g	Solar Star Funding LLC	5.375	06/30/35	26,481
2,000,000		Southern California Edison Co	2.400	02/01/22	2,006
9,675,000		Southern Power Co	1.850	12/01/17	9,684
6,600,000		Southern Power Co	1.950	12/15/19	6,576
8,300,000	e	Southern Power Co	2.500	12/15/21	8,224
25,000,000		Southern Power Co	4.150	12/01/25	26,110
349

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$16,000,000	g,i	TerraForm Power Operating LLC (Step Bond)	6.375%	02/01/23	$16,640
19,248,586	g	Topaz Solar Farms LLC	4.875	09/30/39	19,960
13,306,636	g	Topaz Solar Farms LLC	5.750	09/30/39	14,765
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,876
19,650,000	e	Westar Energy, Inc	2.550	07/01/26	18,956
16,525,000		WGL Holdings, Inc	2.250	11/01/19	16,453
		TOTAL UTILITIES			369,278

		TOTAL CORPORATE BONDS			1,620,545
		(Cost $1,593,227)

GOVERNMENT BONDS - 24.2%

AGENCY SECURITIES - 4.1%
3,445,062		Export Lease Ten Co LLC	1.650	05/07/25	3,351
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	5,577
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	4,999
7,000,000		Federal National Mortgage Association (FNMA)	1.625	01/21/20	7,018
15,500,000		FNMA	2.625	09/06/24	15,904
2,290,826	g	Genesis Solar Pass Through Trust	3.875	02/15/38	2,472
1,096,000	j	Government Trust Certificate	0.000	04/01/19	1,062
5,000,000	j	Government Trust Certificate	0.000	04/01/21	4,615
6,580,000	g	Hospital for Special Surgery	3.500	01/01/23	6,745
7,500,000	i	India Government AID Bond	1.270	02/01/27	7,212
4,780,000		Lutheran Medical Center	1.982	02/20/30	4,579
7,312,500		Mexican Aircraft Finance V LLC	2.329	01/14/27	7,279
3,475,000	g	Montefiore Medical Center	3.896	05/20/27	3,619
20,900,000		NCUA Guaranteed Notes	3.000	06/12/19	21,523
7,000,000		NCUA Guaranteed Notes	3.450	06/12/21	7,358
16,980,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	16,532
775,000	j	Overseas Private Investment Corp (OPIC)	0.000	11/11/17	784
6,650,000	j	OPIC	0.000	11/13/17	6,670
10,750,000	j	OPIC	0.000	11/17/17	11,271
16,000,000	j	OPIC	0.000	02/11/18	16,105
2,450,000	j	OPIC	0.000	04/30/18	2,455
5,700,000	j	OPIC	0.000	11/15/19	6,015
3,977,351		OPIC	2.290	09/15/26	3,951
2,155,228		OPIC	2.040	12/15/26	2,141
9,713,998		OPIC	2.740	09/15/29	9,570
11,955,689		OPIC	3.220	09/15/29	12,018
13,450,150		OPIC	3.280	09/15/29	13,740
2,421,331		OPIC	2.610	04/15/30	2,329
3,961,500		OPIC	2.930	05/15/30	3,945
6,546,900		OPIC	3.040	05/15/30	6,643
7,647,111		OPIC	3.540	06/15/30	8,009
19,746,267		OPIC	3.370	12/15/30	20,457
21,694,599		OPIC	3.820	12/20/32	22,810
13,996,516		OPIC	3.938	12/20/32	14,849
11,820,610		OPIC	3.160	06/01/33	11,797
11,347,786		OPIC	3.430	06/01/33	11,588
1,228,355		OPIC	2.810	07/31/33	1,194
1,965,369		OPIC	2.940	07/31/33	1,930
5,000,000		Private Export Funding Corp (PEFCO)	4.375	03/15/19	5,238
5,854,000	e	PEFCO	1.450	08/15/19	5,838
350

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$13,150,000		PEFCO	2.250%	03/15/20	$13,326
8,000,000		PEFCO	2.300	09/15/20	8,091
17,500,000		PEFCO	4.300	12/15/21	19,176
4,250,000		PEFCO	2.050	11/15/22	4,224
4,000,000		PEFCO	3.550	01/15/24	4,278
8,000,000		PEFCO	3.250	06/15/25	8,333
2,210,425		Tayarra Ltd	3.628	02/15/22	2,286
2,116,965		Tricahue Leasing LLC	3.503	11/19/21	2,182
7,475,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	7,807
4,894,000		US Department of Housing and Urban Development (HUD)	2.910	08/01/17	4,903
8,000,000		HUD	4.560	08/01/17	8,027
10,750,000		HUD	1.770	08/01/18	10,796
4,497,000		HUD	5.380	08/01/18	4,512
750,000		HUD	2.050	08/01/19	753
9,500,000		HUD	4.870	08/01/19	10,086
13,967,000		HUD	4.960	08/01/20	14,893
13,500,000		HUD	5.050	08/01/21	14,019
3,217,000		HUD	2.910	08/01/23	3,290
1,250,000		VRG Linhas Aereas S.A.	0.983	03/13/18	1,245
7,258,517		Ethiopian Leasing LLC	2.566	08/14/26	7,273
45,500,000		Iraq Government AID Bond	2.149	01/18/22	45,460
5,885,000		Montefiore Medical Center	2.152	10/20/26	5,638
21,255,000		Montefiore Medical Center	2.895	04/20/32	20,665
15,300,000		Ukraine Government AID Bonds	1.847	05/29/20	15,308
19,500,000		Ukraine Government AID Bonds	1.471	09/29/21	19,043
		TOTAL AGENCY SECURITIES			576,806

FOREIGN GOVERNMENT BONDS - 5.2%
24,350,000		African Development Bank	1.375	12/17/18	24,296
13,550,000	e	African Development Bank	2.375	09/23/21	13,766
17,500,000		Asian Development Bank	2.125	03/19/25	17,171
6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	6,026
9,000,000		Canada Government International Bond	1.125	03/19/18	8,987
6,271,117	g	Carpintero Finance Ltd	2.004	09/18/24	6,196
6,500,000		Council Of Europe Development Bank	1.000	02/04/19	6,443
25,000,000		European Bank for Reconstruction & Development	1.625	04/10/18	24,970
19,500,000		European Bank for Reconstruction & Development	0.875	07/22/19	19,161
2,000,000		European Investment Bank	2.000	03/15/21	2,006
20,750,000	e	European Investment Bank	2.125	04/13/26	20,240
18,100,000		European Investment Bank	2.375	05/24/27	17,886
2,000,000		European Investment Bank	4.875	02/15/36	2,555
16,275,000		Export Development Canada	1.250	12/10/18	16,228
9,000,000		Export Development Canada	1.625	12/03/19	9,005
12,000,000		Export Development Canada	1.375	10/21/21	11,712
18,175,000		Export-Import Bank of Korea	1.750	02/27/18	18,157
15,000,000	g	Finnvera Oyj	2.375	06/04/25	14,573
6,082,000		Hydro Quebec	8.400	01/15/22	7,520
45,000,000		Inter-American Development Bank	1.185	07/09/18	44,579
19,075,000		International Finance Corp	1.250	11/27/18	19,024
19,250,000		International Finance Corp	1.750	03/30/20	19,275
46,500,000		International Finance Corp	1.546	11/04/21	44,987
40,500,000		International Finance Corp	2.125	04/07/26	39,462
5,000,000		Japan Bank for International Cooperation	1.875	04/20/21	4,919
351

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$9,000,000	g	Japan Finance Organization for Municipalities	2.125%	04/13/21	$8,866
5,000,000		KFW	1.000	01/26/18	4,992
23,000,000		KFW	1.750	10/15/19	23,069
11,500,000		KFW	1.500	04/20/20	11,431
38,200,000		KFW	1.875	11/30/20	38,216
10,000,000		KFW	2.625	01/25/22	10,276
8,850,000	g	Kommunalbanken AS.	1.375	10/26/20	8,713
12,500,000	g	Kommunalbanken AS.	2.125	02/11/25	12,218
19,400,000	g	Kommuninvest I Sverige AB	1.500	04/23/19	19,335
18,500,000	h,i	Korea Development Bank	2.024	07/06/22	18,487
16,750,000		Kreditanstalt fuer Wiederaufbau	2.000	11/30/21	16,758
3,000,000	g	Nacional Financiera SNC	3.375	11/05/20	3,086
25,000,000	g	Nederlandse Waterschapsbank NV	2.375	03/24/26	24,590
10,000,000		North American Development Bank	2.300	10/10/18	10,063
2,000,000		North American Development Bank	4.375	02/11/20	2,114
15,250,000	e	Province of Manitoba Canada	1.750	05/30/19	15,261
15,000,000		Province of Manitoba Canada	2.100	09/06/22	14,850
12,700,000		Province of Manitoba Canada	3.050	05/14/24	13,114
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,115
9,500,000		Province of Ontario Canada	1.200	02/14/18	9,486
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,332
10,000,000		Province of Quebec Canada	3.500	07/29/20	10,466
10,000,000		Province of Quebec Canada	2.750	04/12/27	9,957
5,000,000		Province of Quebec Canada	7.500	09/15/29	7,137
		TOTAL FOREIGN GOVERNMENT BONDS			727,076

MORTGAGE BACKED - 8.0%
9,839,903		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/42	10,174
14,027,598		FHLMC	3.500	08/15/43	14,674
19,603,190		FHLMC	3.500	07/15/46	3,747
9,929		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	10
35,435		FGLMC	7.000	10/01/20	37
4,399		FGLMC	7.000	05/01/23	5
6,285,609		FGLMC	3.500	03/01/27	6,550
16,869		FGLMC	8.000	01/01/31	19
351,002		FGLMC	4.500	07/01/33	378
624,262		FGLMC	5.500	09/01/33	702
491,568		FGLMC	5.500	09/01/33	547
876,342		FGLMC	5.500	12/01/33	981
2,364,945		FGLMC	7.000	12/01/33	2,741
781,599		FGLMC	7.000	05/01/35	901
93,978		FGLMC	5.000	02/01/36	103
1,987		FGLMC	6.500	05/01/36	2
518,542		FGLMC	5.000	07/01/39	569
2,617,930	w	FGLMC	4.500	11/01/40	2,854
2,957,861	w	FGLMC	4.500	12/01/40	3,226
773,402		FGLMC	4.500	10/01/44	843
955,259		FGLMC	4.500	11/01/44	1,042
1,168,462		FGLMC	4.500	11/01/44	1,274
741,907		FGLMC	4.500	12/01/44	809
437,724		FGLMC	4.500	12/01/44	472
3,230,145		FGLMC	3.500	04/01/45	3,340
27,921,949		FGLMC	3.500	10/01/45	28,855
19,591,166		FGLMC	4.000	12/01/45	20,812
352

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,720,048		FGLMC	4.000%	05/01/46	$2,881
53,354,326		FGLMC	3.500	08/01/46	55,136
1,924		Federal National Mortgage Association (FNMA)	8.000	03/01/23	2
21,469		FNMA	8.000	07/01/24	25
18,500,000	i	FNMA	2.877	02/25/27	18,397
8,527,845		FNMA	2.500	07/01/31	8,582
346,236		FNMA	2.500	07/01/31	349
2,045,714		FNMA	2.500	08/01/31	2,059
292,568		FNMA	2.500	10/01/31	295
986,504		FNMA	2.500	10/01/31	993
164,976		FNMA	2.500	11/01/31	166
817,932		FNMA	2.500	11/01/31	823
486,505		FNMA	2.500	11/01/31	490
392,002		FNMA	2.500	11/01/31	395
717,537		FNMA	2.500	11/01/31	722
279,130		FNMA	2.500	12/01/31	281
1,010,221		FNMA	2.500	12/01/31	1,017
1,274,537		FNMA	2.500	12/01/31	1,283
371,873		FNMA	2.500	12/01/31	374
466,495		FNMA	2.500	12/01/31	470
9,715,222		FNMA	3.500	02/01/32	10,126
8,000,000		FNMA	3.000	07/01/32	8,215
10,148,602		FNMA	3.500	07/01/32	10,580
306,940		FNMA	6.500	07/01/32	354
17,000,000	h	FNMA	2.500	08/25/32	17,065
15,000,000	h	FNMA	3.000	08/25/32	15,377
2,548,337		FNMA	5.000	06/01/33	2,796
5,398,892		FNMA	5.000	10/01/33	5,922
289,788		FNMA	5.000	11/01/33	319
79,558		FNMA	7.000	01/01/34	85
834,427		FNMA	5.000	03/01/34	915
1,449,543		FNMA	5.500	03/01/34	1,625
4,418,789		FNMA	5.000	05/01/35	4,850
2,815,244		FNMA	5.000	10/01/35	3,091
2,164,818		FNMA	5.000	02/01/36	2,376
1,096,061		FNMA	5.500	08/01/37	1,230
640,118		FNMA	6.000	09/01/37	739
533,532		FNMA	6.000	09/01/37	614
150,353		FNMA	6.500	09/01/37	167
661,873		FNMA	5.500	01/01/38	741
17,735		FNMA	6.500	02/01/38	20
2,084,603		FNMA	5.500	04/01/38	2,321
2,967,137		FNMA	5.500	11/01/38	3,431
4,055,306		FNMA	5.500	12/01/38	4,575
33,608		FNMA	4.500	04/01/39	37
765,997		FNMA	4.500	05/01/39	831
349,464		FNMA	4.000	07/01/39	371
1,266,919		FNMA	5.500	08/01/39	1,426
50,170		FNMA	4.500	02/01/40	55
452,747		FNMA	5.000	08/01/40	495
2,186,507		FNMA	5.000	09/01/40	2,389
353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$142,761		FNMA	4.500%	11/01/40	$156
5,953,611		FNMA	4.500	01/01/41	6,491
235,131		FNMA	4.500	01/01/41	257
5,500,006		FNMA	4.500	01/01/41	5,971
202,273		FNMA	4.500	02/01/41	221
3,643,706		FNMA	5.000	05/01/41	3,985
253,122		FNMA	4.500	06/01/41	277
205,693		FNMA	4.500	06/01/41	225
698,321		FNMA	5.000	06/01/41	765
2,052,681		FNMA	5.000	07/01/41	2,248
1,579,327		FNMA	4.500	09/01/41	1,714
391,982		FNMA	4.500	12/01/41	429
11,378,696		FNMA	5.500	12/01/41	13,022
722,937		FNMA	4.500	01/01/42	788
256,574		FNMA	4.500	01/01/42	281
9,038,346		FNMA	3.000	03/25/42	9,212
2,000,546		FNMA	4.500	04/01/42	2,163
224,316		FNMA	4.500	04/01/42	244
2,868,747		FNMA	4.500	06/01/42	3,099
290,744		FNMA	4.500	06/01/42	318
4,478,927		FNMA	3.000	06/25/42	4,560
210,384		FNMA	4.500	07/01/42	230
5,583,851		FNMA	4.500	08/01/42	6,057
9,631,027		FNMA	3.000	10/01/42	9,670
175,366		FNMA	3.000	10/01/42	176
5,432,979		FNMA	3.500	11/25/42	1,073
7,157,371	w	FNMA	3.000	01/01/43	7,186
2,089,393	h	FNMA	4.500	01/01/43	2,245
8,971,368	w	FNMA	3.000	02/01/43	9,007
5,221,889		FNMA	3.000	02/25/43	5,341
9,967		FNMA	3.000	04/01/43	10
5,167,438		FNMA	3.000	08/25/43	5,287
5,515,427		FNMA	4.500	10/01/43	5,986
4,670,208		FNMA	4.000	04/01/44	4,951
2,071,952		FNMA	4.000	06/01/44	2,197
3,005,276		FNMA	4.000	06/01/44	3,187
10,969,766		FNMA	4.500	06/01/44	11,947
1,136,311		FNMA	4.500	06/01/44	1,237
854,808		FNMA	4.000	07/01/44	906
2,305,637		FNMA	4.000	07/01/44	2,444
7,162,437		FNMA	4.000	08/01/44	7,593
3,790,681		FNMA	4.000	08/01/44	4,019
2,378,676		FNMA	4.000	08/01/44	2,521
1,032,652		FNMA	4.000	08/01/44	1,095
2,639,637		FNMA	4.500	08/01/44	2,876
683,186		FNMA	4.000	09/01/44	724
714,230		FNMA	4.000	09/01/44	757
3,758,173		FNMA	4.000	10/01/44	3,984
6,159,794		FNMA	4.500	10/01/44	6,711
11,734,189		FNMA	4.500	11/01/44	12,784
4,819,554		FNMA	4.000	12/01/44	5,131
2,558,009		FNMA	4.500	12/01/44	2,801
3,755,603		FNMA	4.000	01/01/45	4,000
481,415		FNMA	3.500	03/01/45	497
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$291,321		FNMA	3.500%	03/01/45	$301
715,611		FNMA	4.500	03/01/45	784
715,812		FNMA	4.500	04/01/45	785
5,943,943		FNMA	3.500	05/01/45	6,144
840,731		FNMA	4.000	05/01/45	895
1,855,421		FNMA	4.000	06/01/45	1,976
8,236,002		FNMA	4.000	07/01/45	8,745
802,508		FNMA	4.000	08/01/45	854
18,691,459		FNMA	4.000	09/01/45	19,900
3,600,744		FNMA	4.000	11/01/45	3,835
915,462		FNMA	4.000	12/01/45	975
9,391,077		FNMA	3.500	01/01/46	9,696
11,741,515		FNMA	4.000	01/01/46	12,460
8,377,077		FNMA	3.500	02/01/46	8,626
11,530,176		FNMA	3.500	06/01/46	11,906
2,086,514		FNMA	3.500	10/25/46	464
28,762,330		FNMA	3.000	11/01/46	28,738
31,306,977		FNMA	3.000	12/01/46	31,280
21,053,194	h	FNMA	3.500	12/01/46	21,630
2,090,935		FNMA	4.000	12/01/46	2,228
32,318,645		FNMA	3.000	01/01/47	32,291
56,030,671	h	FNMA	3.500	01/01/47	57,566
34,296,417		FNMA	4.000	07/01/47	36,063
32,930,698	h	FNMA	4.500	07/01/47	35,379
9,000,000	h	FNMA	4.000	07/25/47	9,459
3,000,000	h	FNMA	4.500	07/25/47	3,217
20,000,000	h	FNMA	3.500	08/25/47	20,499
19,000,000	h	FNMA	4.000	08/25/47	19,935
22		Government National Mortgage Association (GNMA)	9.000	12/15/17	0	^
4,775		GNMA	8.000	06/15/22	5
12,247		GNMA	6.500	08/15/23	13
6,201		GNMA	6.500	08/15/23	7
5,851,206		GNMA	2.580	08/15/25	5,820
76,928		GNMA	6.500	05/20/31	90
8,273,090		GNMA	2.640	01/15/33	8,197
11,604,788		GNMA	2.690	06/15/33	11,437
9,316,374		GNMA	3.700	10/15/33	9,867
84,564		GNMA	6.000	10/20/36	98
95,364		GNMA	6.000	01/20/37	109
530,762		GNMA	6.000	02/20/37	604
233,744		GNMA	5.000	04/15/38	257
154,210		GNMA	6.000	08/20/38	174
343,416		GNMA	6.500	11/20/38	392
25,830		GNMA	4.500	02/20/39	28
3,979,468		GNMA	4.500	09/20/39	4,343
8,472,083		GNMA	3.700	08/15/40	8,891
36,084		GNMA	4.500	08/20/41	40
126,575		GNMA	4.500	09/20/41	139
14,671,287		GNMA	3.500	10/20/42	2,790
26,865		GNMA	4.500	01/20/44	30
33,358		GNMA	4.500	02/20/44	37
355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$53,675		GNMA	4.500%	05/20/44	$59
406,617		GNMA	4.500	05/20/44	448
402,813		GNMA	4.500	08/20/44	443
406,967		GNMA	4.500	09/20/44	448
144,928		GNMA	4.500	10/20/44	159
109,913		GNMA	4.500	11/20/44	118
274,901		GNMA	4.500	12/20/44	303
407,163		GNMA	4.500	02/20/45	448
438,159		GNMA	4.500	08/20/45	482
502,945		GNMA	4.500	08/20/45	553
448,813		GNMA	4.500	12/20/45	494
14,978,186		GNMA	3.500	11/20/46	3,006
64,797,603		GNMA	3.000	05/20/47	65,514
33,926,722		GNMA	3.500	05/20/47	35,170
52,650,000		GNMA	3.500	06/20/47	54,579
11,000,000		GNMA	4.000	06/20/47	11,612
7,000,000	h	GNMA	3.500	07/20/47	7,249
		TOTAL MORTGAGE BACKED			1,115,685

MUNICIPAL BONDS - 4.6%
3,340,000		Antelope Valley-East Kern Water Agency Financing Authority	4.326	06/01/36	3,363
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,076
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,816
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,645
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,175
7,465,000		California Earthquake Authority	2.805	07/01/19	7,504
13,000,000		California Housing Finance Agency	2.966	08/01/22	13,160
6,165,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,174
8,020,000	g	California Pollution Control Financing Authority	5.000	07/01/37	8,028
2,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,502
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,722
9,700,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	11,855
3,035,000		City & County of Honolulu, HI	2.668	10/01/27	2,934
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,350
7,085,000		City & County of San Francisco CA	4.000	04/01/47	7,013
8,850,000		City of Austin TX Water & Wastewater System Revenue	1.933	05/15/19	8,878
2,750,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,769
6,500,000		City of Chicago IL	7.750	01/01/42	6,625
7,280,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	7,431
635,000		City of Eugene, OR	6.320	08/01/22	718
1,250,000		City of Florence SC	4.250	12/01/34	1,239
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	12,720
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,181
500,000		City of Jersey City NJ	2.079	09/01/18	501
925,000		City of Jersey City NJ	2.423	09/01/19	928
3,010,000		City of Norfolk VA	3.000	10/01/35	2,779
3,665,000		City of Norfolk VA	3.050	10/01/36	3,399
3,345,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.000	11/01/26	3,296
3,725,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.950	11/01/36	3,730
18,500,000		City of San Francisco CA Public Utilities Commission Water Revenue	4.185	11/01/46	18,807
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,000,000		City of San Juan Capistrano CA	3.700%	08/01/31	$1,009
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	1,008
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,162
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,345
9,050,000		Commonwealth of Massachusetts	3.277	06/01/46	8,524
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,458
15,000,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	15,901
2,955,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	3,033
9,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	9,051
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	13,673
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,070
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,241
4,135,000		Greene County OH	2.720	12/01/21	4,211
4,365,000		Greene County OH	3.120	12/01/23	4,464
4,615,000		Greene County OH	3.270	12/01/24	4,724
4,755,000		Greene County OH	3.420	12/01/25	4,872
1,500,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,643
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	986
5,125,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	5,318
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,053
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	557
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,572
3,725,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	3,587
920,000		Massachusetts Housing Finance Agency	4.782	12/01/20	945
4,650,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	5,377
2,575,000		Metropolitan Council	1.200	09/01/17	2,575
3,500,000		Metropolitan Council	1.750	09/01/20	3,472
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,396
8,000,000		Michigan Finance Authority	5.000	07/01/22	9,146
500,000		Michigan Finance Authority	5.000	07/01/22	564
8,945,000		Michigan Finance Authority	5.000	07/01/22	10,226
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,816
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,244
7,665,000		Michigan Finance Authority	3.610	11/01/32	7,389
8,500,000		New Jersey Economic Development Authority	4.271	06/15/20	8,736
7,400,000		New Jersey Economic Development Authority	5.706	06/15/30	7,855
3,000,000		New Jersey Economic Development Authority	5.756	06/15/31	3,190
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,615
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,320
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,672
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,203
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,234
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,274
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,242
2,120,000		New York State Environmental Facilities Corp	3.520	07/15/27	2,187
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	523
1,315,000		New York State Urban Development Corp	6.500	12/15/18	1,377
1,250,000	g	Niagara Area Development Corp	4.000	11/01/24	1,253
4,750,000		Northern California Power Agency	4.320	07/01/24	5,049
4,760,000		Ohio State Water Development Authority	4.879	12/01/34	5,432
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$700,000		Oklahoma Water Resources Board	3.071%	04/01/22	$726
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.787	01/01/18	1,003
1,000,000		Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	996
1,070,000		Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,072
5,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	5,197
3,000,000		Pittsburgh Water & Sewer Authority	6.610	09/01/24	3,440
1,000,000		Sacramento Area Flood Control Agency	2.699	10/01/22	997
435,000		San Francisco City & County Redevelopment Agency	3.113	08/01/22	445
2,285,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	2,361
1,000,000		South Dakota Conservancy District	1.620	08/01/18	1,000
3,330,000		South Dakota Conservancy District	1.648	08/01/18	3,332
2,920,000		South Dakota Conservancy District	1.898	08/01/19	2,927
38,830,000		State of California	3.750	10/01/37	39,920
10,050,000		State of California	4.988	04/01/39	10,695
2,435,000		State of California Department of Water Resources	2.437	12/01/21	2,490
2,228,000		State of Illinois	4.350	06/01/18	2,234
10,500,000		State of Illinois	5.000	02/01/19	10,738
9,800,000		State of Illinois	5.000	02/01/20	10,131
8,000,000		State of Illinois	5.000	02/01/22	8,327
9,000,000		State of Illinois	5.520	04/01/38	8,075
16,225,000		State of Louisiana	1.260	08/01/18	16,157
1,500,000		State of Louisiana	1.769	08/01/20	1,492
4,505,000		State of Michigan	3.375	12/01/20	4,714
4,405,000		State of Michigan	3.590	12/01/26	4,584
2,500,000		State of Ohio	5.412	09/01/28	2,946
2,500,000		State of Texas	2.749	10/01/23	2,545
5,000,000		State of Texas	6.072	10/01/29	5,420
2,025,000		State of Texas	3.576	08/01/34	2,058
3,370,000		State of Texas	3.726	08/01/43	3,336
3,000		State of Wisconsin	5.700	05/01/26	4
9,480,000		Suffolk County Water Authority	3.500	06/01/39	9,596
4,000,000		Suffolk County Water Authority	4.000	06/01/39	4,245
1,650,000		Syracuse Industrial Development Agency	5.000	01/01/36	1,628
2,280,000		Tampa Bay Water	2.612	10/01/25	2,207
3,225,000		Tampa Bay Water	2.782	10/01/26	3,141
3,000,000		Tampa Bay Water	2.952	10/01/27	2,952
1,255,000		Texas Water Development Board	4.248	10/15/35	1,256
4,170,000		Texas Water Development Board	4.648	04/15/50	4,201
5,000,000		Tuolumne Wind Project Authority	6.918	01/01/34	6,411
3,035,000		University of California	3.809	05/15/28	3,178
11,400,000		University of California	4.009	05/15/30	12,107
1,000,000		University of Cincinnati	3.250	06/01/29	1,022
1,560,000		University of Cincinnati	3.650	06/01/34	1,596
1,615,000		University of Cincinnati	3.700	06/01/35	1,653
18,000,000		University of New Mexico	3.532	06/20/32	18,288
17,500,000		University of Virginia	3.570	04/01/45	17,856
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,151
3,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/46	3,072
12,710,000	g	Virgin Islands Water & Power Authority-Electric System	5.500	11/15/18	12,688
1,000,000		Washington County Clean Water Services	5.078	10/01/24	1,149
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$695,000		Water Works Board of the City of Birmingham	1.509%	01/01/19	$690
2,470,000		Water Works Board of the City of Birmingham	1.788	01/01/20	2,436
3,750,000		Water Works Board of the City of Birmingham	1.988	01/01/21	3,693
3,100,000		Water Works Board of the City of Birmingham	2.192	01/01/22	3,033
600,000		West Virginia Water Development Authority	5.000	11/01/21	683
1,345,000		West Virginia Water Development Authority	5.000	11/01/22	1,562
1,000,000		West Virginia Water Development Authority	5.000	11/01/23	1,182
		TOTAL MUNICIPAL BONDS			636,130
U.S. TREASURY SECURITIES - 2.3%
6,000,000		United States Treasury Bond	3.125	02/15/43	6,346
1,000,000		United States Treasury Bond	3.375	05/15/44	1,106
10,285,000		United States Treasury Bond	2.500	05/15/46	9,585
66,090,000		United States Treasury Bond	2.875	11/15/46	66,567
63,995,000		United States Treasury Bond	3.000	02/15/47	66,130
19,860,000		United States Treasury Note	1.125	01/31/19	19,789
2,750,000		United States Treasury Note	1.250	04/30/19	2,743
5,750,000		United States Treasury Note	1.625	03/15/20	5,768
8,380,000		United States Treasury Note	1.500	05/15/20	8,370
13,285,000		United States Treasury Note	1.375	05/31/21	13,100
58,600,000		United States Treasury Note	1.750	05/31/22	58,250
4,150,000		United States Treasury Note	2.000	07/31/22	4,168
4,500,000		United States Treasury Note	1.750	09/30/22	4,459
12,234,500		United States Treasury Note	1.625	11/15/22	12,029
13,130,000		United States Treasury Note	1.750	01/31/23	12,965
5,200,000		United States Treasury Note	1.500	03/31/23	5,057
1,500,000		United States Treasury Note	1.375	09/30/23	1,439
7,300,000		United States Treasury Note	1.625	10/31/23	7,109
20,772,000		United States Treasury Note	2.375	05/15/27	20,906
		TOTAL U.S. TREASURY SECURITIES			325,886

		TOTAL GOVERNMENT BONDS			3,381,583
		(Cost $3,356,409)

STRUCTURED ASSETS - 3.2%

ASSET BACKED - 1.6%
2,040,485	g	Alterna Funding I LLC	1.639	02/15/21	2,020
		Series - 2014 1A (Class NOTE)
925,000	i	Basic Asset Backed Securities Trust	1.526	04/25/36	881
		Series - 2006 1 (Class A3)
4,000,000	g	Capital Automotive REIT	3.660	10/15/44	4,013
		Series - 2014 1A (Class A)
3,993,333	g	Capital Automotive REIT	3.870	04/15/47	4,041
		Series - 2017 1A (Class A1)
4,001,302	i	Chase Funding Loan Acquisition Trust	2.071	06/25/34	3,686
		Series - 2004 OPT1 (Class M1)
5,865,000	g	DB Master Finance LLC	3.262	02/20/45	5,900
		Series - 2015 1A (Class A2I)
7,513,188	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	7,517
		Series - 2012 1A (Class A2)
1,975,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	1,995
		Series - 2015 1A (Class A2I)
888,750	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	917
		Series - 2015 1A (Class A2II)
12,100,000	g,h	Domino’s Pizza Master Issuer LLC	3.082	07/25/47	12,041
		Series - 2017 1A (Class A2II)
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$13,046,171	g	HERO Funding Trust	3.840%	09/21/40	$13,307
		Series - 2015 1A (Class A)
3,036,874	g	HERO Funding Trust	3.990	09/21/40	3,102
		Series - 2014 2A (Class A)
6,270,506	g	HERO Funding Trust	3.750	09/20/41	6,472
		Series - 2016 2A (Class A)
5,990,187	g	HERO Funding Trust	4.050	09/20/41	6,155
		Series - 2016 1A (Class A)
2,220,829	g	HERO Funding Trust	3.080	09/20/42	2,252
		Series - 2016 3A (Class A1)
13,047,750	g	HERO Funding Trust	3.710	09/20/47	13,000
		Series - 2017 1A (Class A1)
1,394,147	g	HERO Residual Funding	4.500	09/21/42	1,398
		Series - 2016 1R (Class A1)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	509
		Series - 2010 1A (Class B3)
883,620	i	Lehman XS Trust	1.466	02/25/36	872
		Series - 2006 1 (Class 1A1)
152,551	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.996	01/25/36	153
		Series - 2005 WCH1 (Class M2)
7,111,094	g	Renew	3.670	09/20/52	7,088
		Series - 2017 1A (Class A)
326,556	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	327
		Series - 2006 HI1 (Class M1) (Step Bond)
157,501	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	165
		Series - 2006 HI1 (Class M2) (Step Bond)
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	801
		Series - 2015 5 (Class B)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	804
		Series - 2015 5 (Class C)
539,338	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	538
		Series - 2013 1A (Class A)
842,839	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	845
		Series - 2015 3A (Class A)
596,348	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	598
		Series - 2015 3A (Class B)
5,445,259	g	SolarCity LMC	4.590	04/20/44	5,411
		Series - 2014 1 (Class A)
26,461,213	g	SolarCity LMC	4.020	07/20/44	25,838
		Series - 2014 2 (Class A)
6,311,346	g	SolarCity LMC	4.800	09/20/48	6,402
		Series - 2016 A (Class A)
3,982,780	g	SpringCastle America Funding LLC	3.050	04/25/29	4,006
		Series - 2016 AA (Class A)
3,949,893	i	Structured Asset Securities Corp Mortgage Loan Trust	2.551	04/25/35	3,755
		Series - 2005 7XS (Class 2A1A)
14,746,158		Toyota Auto Receivables Owner Trust	1.270	05/15/19	14,735
		Series - 2015 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust	1.300	04/15/20	22,437
		Series - 2016 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	22,556
		Series - 2015 B (Class A4)
7,735,827	g,i	VOLT LVIII LLC	3.375	05/28/47	7,733
		Series - 2017 NPL5 (Class A1) (Step Bond)
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$2,500,000	g,i	VOLT LVIII LLC	5.375%	05/28/47	$2,490
		Series - 2017 NPL5 (Class A2) (Step Bond)
363,216	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	366
		Series - 2006 N1 (Class N1)
301,349	g,i	Wachovia Loan Trust	1.576	05/25/35	299
		Series - 2005 SD1 (Class A)
3,930,000	g	Wendys Funding LLC	3.371	06/15/45	3,964
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			221,389

OTHER MORTGAGE BACKED - 1.6%
1,113,399	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	1,120
		Series - 2007 1 (Class AM)
1,977,245	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	1,975
		Series - 2007 1 (Class AMFX)
760,000	i	Banc of America Commercial Mortgage Trust	5.809	02/10/51	777
		Series - 2007 4 (Class AJ)
12,500,000	g	BBCMS Trust	3.593	09/15/32	13,072
		Series - 2015 MSQ (Class A)
6,000,000	g	BBCMS Trust	3.894	09/15/32	6,195
		Series - 2015 MSQ (Class B)
2,590,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.136	09/11/42	2,600
		Series - 2007 T28 (Class AJ)
500,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.878	06/11/50	504
		Series - 2007 PW17 (Class AJ)
5,000,000	g,i	Cityline Commercial Mortgage Trust	2.871	11/10/31	4,982
		Series - 2016 CLNE (Class A)
3,925,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	4,018
		Series - 2007 C3 (Class AJ)
257,536	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	260
		Series - 2007 C3 (Class AM)
20,761,000	g	COMM Mortgage Trust	3.544	03/10/31	20,972
		Series - 2013 WWP (Class C)
4,000,000	i	COMM Mortgage Trust	5.796	12/10/49	3,998
		Series - 2007 C9 (Class B)
3,500,000	g,i	COMM Mortgage Trust	5.991	12/10/49	3,490
		Series - 2007 C9 (Class G)
5,000,000	i	Connecticut Avenue Securities	5.466	01/25/29	5,519
		Series - 2016 C04 (Class 1M2)
2,250,000	i	Connecticut Avenue Securities	5.666	01/25/29	2,481
		Series - 2016 C05 (Class 2M2)
2,775,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	2,842
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	6,121
		Series - 2007 C4 (Class AJ)
1,474,953	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	1,513
		Series - 2007 C2 (Class AJ)
2,000,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	2,130
		Series - 2006 OMA (Class D)
6,650,000	g,i	CSAIL Commercial Mortgage Trust	3.677	06/15/37	6,843
		Series - 2017 C8 (Class 85BA)
8,750,000	g,i	CSAIL Commercial Mortgage Trust	3.677	06/15/37	8,996
		Series - 2017 C8 (Class 85BB)
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,715,000	g,i	DBUBS Mortgage Trust	5.871%	11/10/46	$1,873
		Series - 2011 LC1A (Class C)
500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	504
		Series - 2007 C1 (Class AM)
3,660,000	i	GMAC Commercial Mortgage Securities, Inc	4.984	12/10/41	3,741
		Series - 2004 C3 (Class C)
10,000,000	g	GRACE Mortgage Trust	3.369	06/10/28	10,385
		Series - 2014 GRCE (Class A)
6,317,426	i	Greenwich Capital Commercial Funding Corp	5.867	12/10/49	6,334
		Series - 2007 GG11 (Class AM)
2,535,000	g,i	GS Mortgage Securities Corp II	5.356	12/10/43	2,719
		Series - 2010 C2 (Class B)
5,000,000	g	Hudson Yards Mortgage Trust	2.835	08/10/38	4,879
		Series - 2016 10HY (Class A)
5,000,000	g,i	Hudson Yards Mortgage Trust	3.076	08/10/38	4,875
		Series - 2016 10HY (Class B)
5,000,000	g,i	Hudson Yards Mortgage Trust	3.076	08/10/38	4,799
		Series - 2016 10HY (Class C)
484,792	i	Impac CMB Trust	1.876	03/25/35	451
		Series - 2004 11 (Class 2A1)
3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.581	07/15/46	3,257
		Series - 2011 C4 (Class C)
2,367,088	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,400
		Series - 2007 LD12 (Class AM)
839,453	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	848
		Series - 2006 C3 (Class C)
59,458	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	59
		Series - 2007 C1 (Class C)
3,390,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	3,377
		Series - 2007 C1 (Class D)
597,008	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	598
		Series - 2007 C6 (Class AM)
5,304,852	g,i	LVII Resecuritization Trust	3.851	07/25/47	5,308
		Series - 2015 A (Class A)
645,000	i	Merrill Lynch Mortgage Trust	6.542	02/12/51	652
		Series - 0 C1 (Class AJA)
2,750,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	2,748
		Series - 2007 6 (Class AM)
21,000,000	g	Morgan Stanley Capital I Trust	3.350	07/13/29	21,783
		Series - 2014 CPT (Class A)
1,241,453	i	Morgan Stanley Capital I Trust	5.389	11/12/41	1,243
		Series - 2006 HQ10 (Class AJ)
358,455	i	Morgan Stanley Capital I Trust	5.834	10/15/42	359
		Series - 2006 IQ11 (Class AJ)
1,810,458	i	Morgan Stanley Capital I Trust	5.861	04/12/49	1,817
		Series - 2007 HQ12 (Class C)
1,943,526	i	Morgan Stanley Capital I Trust	5.907	06/11/49	1,942
		Series - 2007 IQ15 (Class AM)
2,400,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,405
		Series - 2007 IQ15 (Class AJ)
4,000,000	i	Morgan Stanley Capital I Trust	6.372	12/12/49	3,645
		Series - 2007 IQ16 (Class AJFX)
17,385,000	g	OBP Depositor LLC Trust	4.646	07/15/45	18,563
		Series - 2010 OBP (Class A)
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$1,666,540	i	Structured Agency Credit Risk Debt Note (STACR)	3.616%	01/25/25	$1,674
		Series - 2015 DN1 (Class M2)
5,965,718	i	Structured Agency Credit Risk Debt Note (STACR)	3.416	03/25/25	6,035
		Series - 2015 HQ1 (Class M2)
750,000	i	Structured Agency Credit Risk Debt Note (STACR)	5.016	03/25/25	816
		Series - 2015 HQ1 (Class M3)
1,082,282	i	Structured Agency Credit Risk Debt Note (STACR)	2.466	10/25/28	1,085
		Series - 2016 DNA2 (Class M1)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.566	03/25/29	1,778
		Series - 2016 HQA3 (Class M2)
890,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	895
		Series - 2007 C34 (Class AM)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.214	05/15/46	3,004
		Series - 2007 C34 (Class B)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.271	05/15/46	1,701
		Series - 2007 C34 (Class AJ)
1,164,551	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	1,189
		Series - 2007 C31 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	1,005
		Series - 2007 C31 (Class B)
700,000	i	Wachovia Bank Commercial Mortgage Trust	6.126	04/15/47	710
		Series - 2007 C31 (Class C)
1,586,051	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	1,586
		Series - 2007 C32 (Class AMFX)
12,830,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	12,957
		Series - 2007 C32 (Class AJ)
875,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	867
		Series - 2007 C32 (Class B)
510,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	510
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			247,784

		TOTAL STRUCTURED ASSETS			469,173
		(Cost $469,194)

		TOTAL BONDS			5,471,301
		(Cost $5,418,830)

SHARES		COMPANY
COMMON STOCKS - 59.6%

AUTOMOBILES & COMPONENTS - 1.4%
86,600		Aisin Seiki Co Ltd			4,452
135,672		Bayerische Motoren Werke AG.			12,618
94,327		Bayerische Motoren Werke AG. (Preference)			7,784
14,599		BorgWarner, Inc			618
12,423		Delphi Automotive plc			1,089
249,782		Denso Corp			10,600
2,867,343		Ford Motor Co			32,086
316,503		Fuji Heavy Industries Ltd			10,732
239,540	e	Harley-Davidson, Inc			12,940
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
558,280		Honda Motor Co Ltd	$15,296
220,920	*	Magna International, Inc	10,233
412,459		Mazda Motor Corp	5,795
53,028		Michelin (C.G.D.E.) (Class B)	7,058
24,619	*	Modine Manufacturing Co	407
13,300		NGK Spark Plug Co Ltd	285
1,176,264		Nissan Motor Co Ltd	11,745
30,933		Renault S.A.	2,799
277,400		Sumitomo Electric Industries Ltd	4,292
99,404	*	Tesla, Inc	35,945
1,700	*	Visteon Corp	174
135,700		Yamaha Motor Co Ltd	3,521
		TOTAL AUTOMOBILES & COMPONENTS	190,469

BANKS - 4.9%
37,611		Ameris Bancorp	1,813
54,352		Associated Banc-Corp	1,370
850,317		Australia & New Zealand Banking Group Ltd	18,768
4,746,861		Banca Intesa S.p.A.	15,099
1,966,153		Banca Intesa S.p.A. RSP	5,849
1,923		Bancfirst Corp	186
2,043,482		Banco Bilbao Vizcaya Argentaria S.A.	17,022
3,214,045		Banco de Sabadell S.A.	6,539
1,138,820		Bank Hapoalim Ltd	7,679
513,976		Bank Leumi Le-Israel	2,497
46,788		Bank Mutual Corp	428
1,080		Bank of Hawaii Corp	90
216,941	*	Bank of Montreal	15,929
335,776	e	Bank of Nova Scotia	20,199
3,264		Bank of the Ozarks, Inc	153
3,730		BankUnited	126
14,280		Banner Corp	807
765,740		BB&T Corp	34,772
346		Bendigo Bank Ltd	3
17,567		Beneficial Bancorp, Inc	264
41,663		Berkshire Hills Bancorp, Inc	1,464
2,264,500		BOC Hong Kong Holdings Ltd	10,837
970		BOK Financial Corp	82
20,664		Brookline Bancorp, Inc	302
14,021		Bryn Mawr Bank Corp	596
2,190,389		CaixaBank S.A.	10,471
19,106		Camden National Corp	820
87,694	*,e	Canadian Imperial Bank of Commerce/Canada	7,127
28,674		Capital Bank Financial Corp	1,092
3,360		Cathay General Bancorp	128
9,281		Chemical Financial Corp	449
264,547	e	CIT Group, Inc	12,883
713,525		Citizens Financial Group, Inc	25,459
5,178		City Holding Co	341
2,120		Columbia Banking System, Inc	84
234,302		Comerica, Inc	17,160
66,596		Commerce Bancshares, Inc	3,785
3,900	*	Commerzbank AG.	47
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
415,044		Commonwealth Bank of Australia	$26,404
3,936		Community Bank System, Inc	220
3,149		Community Trust Bancorp, Inc	138
9,365		Cullen/Frost Bankers, Inc	879
35,598	*	Customers Bancorp, Inc	1,007
812,693		DBS Group Holdings Ltd	12,232
45,442		DNB NOR Holding ASA	774
11,057		East West Bancorp, Inc	648
39,046	*	FCB Financial Holdings, Inc	1,864
11,562		Federal Agricultural Mortgage Corp (Class C)	748
30,988		Fifth Third Bancorp	804
115,446		First Commonwealth Financial Corp	1,464
6,726		First Financial Bancorp	186
25,728	e	First Financial Bankshares, Inc	1,137
1,399		First Financial Corp	66
25,682		First Interstate Bancsystem, Inc	955
26,737		First Merchants Corp	1,073
2,260		First Republic Bank	226
20,089		Flushing Financial Corp	566
16,186		FNB Corp	229
2,590		Glacier Bancorp, Inc	95
5,441		Hancock Holding Co	267
484,800		Hang Seng Bank Ltd	10,142
7,159		Hanmi Financial Corp	204
21,059		Heartland Financial USA, Inc	992
25,997		Heritage Financial Corp	689
31,813	*	HomeStreet, Inc	880
21,937	*	HomeTrust Bancshares, Inc	535
91,000		Hope Bancorp, Inc	1,697
15,980		Independent Bank Corp (MA)	1,065
1,095,846		ING Groep NV	18,917
1,147		International Bancshares Corp	40
136,208		Investors Bancorp, Inc	1,820
144,089		KBC Groep NV	10,925
1,230,729		Keycorp	23,064
13,009		Lakeland Financial Corp	597
2,791		Live Oak Bancshares, Inc	68
168,014		M&T Bank Corp	27,210
1,800		MB Financial, Inc	79
58,589	*	MGIC Investment Corp	656
245,000		Mitsui Trust Holdings, Inc	8,800
7,415		Mizrahi Tefahot Bank Ltd	135
8,418,421		Mizuho Financial Group, Inc	15,435
787,169		National Australia Bank Ltd	17,907
31,271		National Bank Holdings Corp	1,035
785,365		Natixis	5,272
12,836		NBT Bancorp, Inc	474
623,224		New York Community Bancorp, Inc	8,183
1,094,967		Nordea Bank AB	13,946
54,855		Northfield Bancorp, Inc	941
58,431	e	OFG Bancorp	584
19,038		Old National Bancorp	328
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
23,224		Opus Bank	$562
21,876		PacWest Bancorp	1,022
15,278		People’s United Financial, Inc	270
19,960		Pinnacle Financial Partners, Inc	1,254
350,934		PNC Financial Services Group, Inc	43,821
971,340		Regions Financial Corp	14,220
993,900		Resona Holdings, Inc	5,490
8,068		S&T Bancorp, Inc	289
6,272		ServisFirst Bancshares, Inc	231
216,972		Skandinaviska Enskilda Banken AB (Class A)	2,627
26,162		Southside Bancshares, Inc	914
1,324,928	*	Standard Chartered plc	13,419
17,563		State Bank & Trust Co	476
8,646		Stock Yards Bancorp, Inc	336
5,862		Stonegate Bank	271
31,853	*	SVB Financial Group	5,599
472,823		Svenska Handelsbanken AB	6,772
282,989		Swedbank AB (A Shares)	6,907
800	*	Texas Capital Bancshares, Inc	62
14,003		TFS Financial Corp	217
63,097	*	The Bancorp, Inc	478
468,928		Toronto-Dominion Bank	23,631
10,795		TowneBank	333
12,715		Trico Bancshares	447
27,461	*	Tristate Capital Holdings, Inc	692
1,700		Trustmark Corp	55
9,293		UMB Financial Corp	696
33,564		Umpqua Holdings Corp	616
19,739		Union Bankshares Corp	669
23,476	e	United Bankshares, Inc	920
55,304		United Financial Bancorp, Inc (New)	923
15,008		Univest Corp of Pennsylvania	450
924,485		US Bancorp	47,999
36,494	*	Walker & Dunlop, Inc	1,782
13,326		Webster Financial Corp	696
8,948		WesBanco, Inc	354
13,401	e	Westamerica Bancorporation	751
51,655	*	Western Alliance Bancorp	2,541
893,547	e	Westpac Banking Corp	20,921
1,110		Wintrust Financial Corp	85
5,244		WSFS Financial Corp	238
41,499		Zions Bancorporation	1,822
		TOTAL BANKS	679,180

CAPITAL GOODS - 4.8%
270,211		3M Co	56,255
18,212		A.O. Smith Corp	1,026
618,509		ABB Ltd	15,352
881	e	Acuity Brands, Inc	179
4,320		AGCO Corp	291
71,424	e	Air Lease Corp	2,668
4,760		Allegion plc	386
291,683		Ametek, Inc	17,667
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
164,837		Arconic, Inc	$3,734
17,429		Argan, Inc	1,046
73,600		Asahi Glass Co Ltd	3,108
27,025		Assa Abloy AB	596
289,780		Atlas Copco AB (A Shares)	11,143
290,789		Atlas Copco AB (B Shares)	10,051
65,507		Barnes Group, Inc	3,834
2,120	*	Beacon Roofing Supply, Inc	104
28,642		Briggs & Stratton Corp	690
73,289	*	Builders FirstSource, Inc	1,123
3,870		Carlisle Cos, Inc	369
237,907		Caterpillar, Inc	25,566
16,918	*	Chart Industries, Inc	588
2,850	e	Chicago Bridge & Iron Co NV	56
818,769		CNH Industrial NV	9,285
216,245		Compagnie de Saint-Gobain	11,549
197,401		Cummins, Inc	32,022
115,600		Daikin Industries Ltd	11,860
925		DCC plc	84
124,686		Deere & Co	15,410
82,308	*	DigitalGlobe, Inc	2,741
9,530		Donaldson Co, Inc	434
19,038		Dover Corp	1,527
17,985	*	DXP Enterprises, Inc	621
350,156		Eaton Corp	27,253
4,718		EMCOR Group, Inc	308
38,544	*	Esterline Technologies Corp	3,654
152,300		Fastenal Co	6,630
29,348		Finning International, Inc	575
11,415		Flowserve Corp	530
7,580		Fortune Brands Home & Security, Inc	495
3,430		Graco, Inc	375
31,785		H&E Equipment Services, Inc	649
117,926		Hexcel Corp	6,225
115,000		Hino Motors Ltd	1,284
256,189		Illinois Tool Works, Inc	36,699
142,451		Ingersoll-Rand plc	13,019
2,930		ITT, Inc	118
548,041		Johnson Controls International plc	23,763
35,030		Kaman Corp	1,747
552,000		Kawasaki Heavy Industries Ltd	1,643
1,195,870		Keppel Corp Ltd	5,461
57,871	*,e	KEYW Holding Corp, The	541
445,800		Komatsu Ltd	11,443
362,687		Koninklijke Philips Electronics NV	12,911
531,700		Kubota Corp	8,987
52,980		L3 Technologies, Inc	8,852
2,980		Lennox International, Inc	547
3,716		Lincoln Electric Holdings, Inc	342
436,385		Masco Corp	16,674
430,602		Meggitt plc	2,676
628,100		Mitsubishi Corp	13,203
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
848,700		Mitsubishi Electric Corp	$12,274
3,770		MSC Industrial Direct Co (Class A)	324
20,156	*	MYR Group, Inc	625
83,000		NGK Insulators Ltd	1,664
228,900		NSK Ltd	2,880
6,360		Oshkosh Truck Corp	438
61,831		Osram Licht AG.	4,936
154,097		Owens Corning, Inc	10,312
126,765		PACCAR, Inc	8,372
41,585		Parker-Hannifin Corp	6,646
110,539		Pentair plc	7,355
249,824	*,e	Plug Power, Inc	510
170,997	*	Quanta Services, Inc	5,629
247,163	e	Rexel S.A.	4,039
35,911		Rockwell Automation, Inc	5,816
227,476		Rockwell Collins, Inc	23,903
56,524		Roper Industries, Inc	13,087
17,377	*	Rush Enterprises, Inc (Class A)	646
136,953		Sandvik AB	2,156
191,724		Schneider Electric S.A.	14,734
1,554	*,e	Sensata Technologies Holding BV	66
164,505		Siemens AG.	22,628
2,873		Snap-On, Inc	454
10,800		Stanley Works	1,520
786,200		Sumitomo Corp	10,252
22,205	*	Teledyne Technologies, Inc	2,835
5,280		Timken Co	244
22,276	*	Titan Machinery, Inc	401
175,100		Toyota Tsusho Corp	5,265
67,690		TransDigm Group, Inc	18,200
1,172		Travis Perkins plc	22
52,269		Triton International Ltd	1,748
20,734	*	United Rentals, Inc	2,337
10,935	*	Veritiv Corp	492
43,367		Vestas Wind Systems AS	4,006
3,700		W.W. Grainger, Inc	668
34,781		Wabash National Corp	765
4,620	*	WABCO Holdings, Inc	589
122,104		Wartsila Oyj (B Shares)	7,221
3,753	*	Welbilt, Inc	71
72,413	*	Wesco Aircraft Holdings, Inc	786
3,950	*	WESCO International, Inc	226
156,152		Wolseley plc	9,584
19,775		Woodward Governor Co	1,336
8,920		Xylem, Inc	494
		TOTAL CAPITAL GOODS	666,525

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,604		ABM Industries, Inc	108
138,545	*	ACCO Brands Corp	1,614
25,543		Adecco S.A.	1,946
297,895		Brambles Ltd	2,228
544,551		Capita Group plc	4,907
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
273,810	*	Copart, Inc	$8,704
4,400	e	Covanta Holding Corp	58
20,242		Exponent, Inc	1,180
21,492		Heidrick & Struggles International, Inc	467
11,793	*	ICF International, Inc	555
16,650		Insperity, Inc	1,182
74,708		Intertek Group plc	4,104
1,690		KAR Auction Services, Inc	71
16,221		Kelly Services, Inc (Class A)	364
18,783		Kforce, Inc	368
19,001		Manpower, Inc	2,122
38,808	*,m	Media General, Inc	19
23,089	*	Mistras Group, Inc	507
2,100		Mobile Mini, Inc	63
63,125	*	Navigant Consulting, Inc	1,247
1,000	*	On Assignment, Inc	54
11,730		Pitney Bowes, Inc	177
21,731		Resources Connection, Inc	298
115,946		Robert Half International, Inc	5,557
50,157	*	RPX Corp	700
8,300		Secom Co Ltd	632
3,993		SGS S.A.	9,682
1,544	*	SP Plus Corp	47
8,899	*	Team, Inc	209
9,438		Tetra Tech, Inc	432
23,633		Viad Corp	1,117
151,464		Waste Management, Inc	11,110
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	61,829

CONSUMER DURABLES & APPAREL - 1.1%
70,574		Adidas-Salomon AG.	13,533
497,409		Barratt Developments plc	3,653
30,182		Berkeley Group Holdings plc	1,269
263,458		Burberry Group plc	5,701
36,220		CalAtlantic Group, Inc	1,280
83,671		Callaway Golf Co	1,069
3,110		Carter’s, Inc	277
20,968	*	Century Communities, Inc	520
35,525	e	Christian Dior S.A.	10,158
10,831		Cie Financiere Richemont S.A.	896
7,890		Coach, Inc	374
11,168		CSS Industries, Inc	292
20,506		Ethan Allen Interiors, Inc	662
9,740		Garmin Ltd	497
23,958	e	Hanesbrands, Inc	555
3,276		Hasbro, Inc	365
15,890	*	iRobot Corp	1,337
102,309	*	Kate Spade & Co	1,892
28,652		Libbey, Inc	231
7,290	*	Lululemon Athletica, Inc	435
940,400		Matsushita Electric Industrial Co Ltd	12,813
123,163		Mattel, Inc	2,652
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
34,564	*	Meritage Homes Corp	$1,459
10,412	*	Michael Kors Holdings Ltd	378
12,312	*	Mohawk Industries, Inc	2,976
19,825		Movado Group, Inc	501
242,267		Newell Rubbermaid, Inc	12,990
775,923		Nike, Inc (Class B)	45,779
14,720		Pandora AS	1,374
7,050		Phillips-Van Heusen Corp	807
2,210	e	Polaris Industries, Inc	204
2,000		Pool Corp	235
98,400		Sekisui House Ltd	1,739
403,700		Sony Corp	15,399
762,926		Taylor Wimpey plc	1,752
4,110	*	Tempur Sealy International, Inc	219
4,390		Tupperware Corp	308
2,750	*,e	Under Armour, Inc	56
5,167	*,e	Under Armour, Inc (Class A)	112
18,549	*	Unifi, Inc	571
20,181		VF Corp	1,162
4,340		Whirlpool Corp	832
396,000		Yue Yuen Industrial Holdings	1,642
		TOTAL CONSUMER DURABLES & APPAREL	150,956

CONSUMER SERVICES - 1.3%
152,001		Accor S.A.	7,130
15,319	*	American Public Education, Inc	362
9,090		ARAMARK Holdings Corp	373
1,289		Bob Evans Farms, Inc	93
4,308		Brinker International, Inc	164
6,997	*	Caesars Acquisition Co	133
19,899		Carriage Services, Inc	537
44,909		Choice Hotels International, Inc	2,885
10,472		Darden Restaurants, Inc	947
16,118	e	DineEquity, Inc	710
6,884		Dunkin Brands Group, Inc	379
14,787	*,e	El Pollo Loco Holdings, Inc	205
2,000		Hilton Worldwide Holdings, Inc	124
29,678		ILG, Inc	816
147,317		InterContinental Hotels Group plc	8,181
19,063	*	Intrawest Resorts Holdings Inc	453
6,202		Marcus Corp	187
340,179		Marriott International, Inc (Class A)	34,123
391,684		McDonald’s Corp	59,990
1,107,346	g	Merlin Entertainments plc	6,932
100,400		Oriental Land Co Ltd	6,805
11,262		Royal Caribbean Cruises Ltd	1,230
7,090		Service Corp International	237
97,608	*	ServiceMaster Global Holdings, Inc	3,825
250,000		Shangri-La Asia Ltd	424
3,560		Six Flags Entertainment Corp	212
781,044		Starbucks Corp	45,543
14,512		Vail Resorts, Inc	2,943
12,240		Wendy’s	190
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
150,515		Whitbread plc	$7,779
6,701		Wyndham Worldwide Corp	673
		TOTAL CONSUMER SERVICES	194,585

DIVERSIFIED FINANCIALS - 3.1%
783,983		3i Group plc	9,218
755,296		Aberdeen Asset Management plc	2,974
90,800		AEON Financial Service Co Ltd	1,927
45,546		Ally Financial, Inc	952
528,376		American Express Co	44,510
5,017		Ameriprise Financial, Inc	639
1,444,992		AMP Ltd	5,766
1,171,358		Annaly Capital Management, Inc	14,115
62,354		Apollo Commercial Real Estate Finance, Inc	1,157
817,594		Bank of New York Mellon Corp	41,714
91,009		BlackRock, Inc	38,443
890,263		Charles Schwab Corp	38,246
11,810		Chimera Investment Corp	220
295,095		CME Group, Inc	36,958
103,613		Deutsche Boerse AG.	10,945
481,355		Discover Financial Services	29,935
60,890		Dynex Capital, Inc	432
4,490	*	E*TRADE Financial Corp	171
4,140		Eaton Vance Corp	196
12,537	*,e	Encore Capital Group, Inc	503
125,047		EXOR NV	6,785
7,914		Factset Research Systems, Inc	1,315
19,507		Franklin Resources, Inc	874
55,617	*	Green Dot Corp	2,143
495,051		Hong Kong Exchanges and Clearing Ltd	12,789
558,160		IntercontinentalExchange Group, Inc	36,794
10,236		Invesco Ltd	360
638,089		Investec plc	4,768
33,731		Investment Technology Group, Inc	716
2,480		Legg Mason, Inc	95
121,258		London Stock Exchange Group plc	5,768
5,410		LPL Financial Holdings, Inc	230
164,391		Macquarie Group Ltd	11,179
365,600		Mitsubishi UFJ Lease & Finance Co Ltd	2,006
910		Morningstar, Inc	71
867		NASDAQ OMX Group, Inc	62
12,048		NewStar Financial, Inc	126
127,081		Northern Trust Corp	12,354
63,687	*	On Deck Capital, Inc	297
9,469	*	Pico Holdings, Inc	166
1,210		Raymond James Financial, Inc	97
88,040		S&P Global, Inc	12,853
102,199		Schroders plc	4,132
6,827		SEI Investments Co	367
9,450		Starwood Property Trust, Inc	212
415,366		State Street Corp	37,271
733		T Rowe Price Group, Inc	54
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
6,546		TD Ameritrade Holding Corp	$281
13,074		Voya Financial, Inc	482
23,058		Wendel	3,410
		TOTAL DIVERSIFIED FINANCIALS	437,078

ENERGY - 3.4%
42,489		Alon USA Energy, Inc	566
112,058		AltaGas Income Trust	2,565
201,655	*	Antero Resources Corp	4,358
6,550	e	Apache Corp	314
82,467	*,e	Atwood Oceanics, Inc	672
256,759		Baker Hughes, Inc	13,996
45,237	e	Bristow Group, Inc	346
3,504		Caltex Australia Ltd	85
27,965	*,e	CARBO Ceramics, Inc	191
754,018		Cenovus Energy, Inc (Toronto)	5,559
218,866	*	Cheniere Energy, Inc	10,661
1,776		Cimarex Energy Co	167
126,771	*	Clean Energy Fuels Corp	322
796	*	Concho Resources, Inc	97
269,739		ConocoPhillips	11,858
42,887	*,e	Continental Resources, Inc	1,386
80,352		Delek US Holdings, Inc	2,124
12,864	*,e	Denbury Resources, Inc	20
284,522		Devon Energy Corp	9,096
3,010	*	Dril-Quip, Inc	147
20,051	e	Enagas	563
463,064		Enbridge, Inc	18,447
610,064		EnCana Corp	5,368
2,011	*	Energen Corp	99
342,613		EOG Resources, Inc	31,013
40,526		EQT Corp	2,374
42,054	*	Exterran Corp	1,123
51,062	*,e	Fairmount Santrol Holdings, Inc	199
1,520		Frank’s International NV	13
382,818		Galp Energia SGPS S.A.	5,801
47,174		Green Plains Renewable Energy, Inc	969
25,112		Hess Corp	1,102
482,586		Inpex Holdings, Inc	4,660
920,819		Kinder Morgan, Inc	17,643
57,666		Koninklijke Vopak NV	2,672
3,660	*	Laredo Petroleum Holdings, Inc	38
491,751		Marathon Oil Corp	5,827
393,673		Marathon Petroleum Corp	20,601
35,997	*	Matrix Service Co	337
315,075	*	McDermott International, Inc	2,259
405,683		National Oilwell Varco, Inc	13,363
16,599	*	Natural Gas Services Group, Inc	412
106,990		Neste Oil Oyj	4,222
107,917	*	Newpark Resources, Inc	793
222,073		Noble Energy, Inc	6,285
478,958		Occidental Petroleum Corp	28,675
6,080		Oceaneering International, Inc	139
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
122,916		OMV AG.	$6,385
66,969	e	Oneok, Inc	3,493
162,692	*	Parker Drilling Co	220
2,120	e	PBF Energy, Inc	47
36,726	*	PDC Energy, Inc	1,583
292,883		Pembina Pipeline Income Fund	9,700
218,956		Petrofac Ltd	1,259
334,050		Phillips 66	27,623
21,522		Pioneer Natural Resources Co	3,434
5,210		Range Resources Corp	121
50,847	*	Renewable Energy Group, Inc	658
650,954		Repsol YPF S.A.	9,980
17,609	*	RigNet, Inc	283
169,774	*	Rowan Cos plc	1,738
1,480	e	RPC, Inc	30
580,653		Schlumberger Ltd	38,230
894	*	SEACOR Holdings, Inc	31
19,835		SM Energy Co	328
1,430,692		Snam Rete Gas S.p.A.	6,244
630,794		Statoil ASA	10,460
522,445		Suncor Energy, Inc	15,265
88,242	*	Superior Energy Services	920
271,990		Tenaris S.A.	4,247
37,026	*	Tesco Corp	165
13,513	b	Tesoro Corp	1,265
148,262	*	Tetra Technologies, Inc	414
527,137		Total S.A.	26,171
66,590	*	Unit Corp	1,247
520,986		Valero Energy Corp	35,146
1,181,151	*,e	Weatherford International Ltd	4,571
427,614		Williams Cos, Inc	12,948
255,028		Woodside Petroleum Ltd	5,850
4,350		World Fuel Services Corp	167
		TOTAL ENERGY	469,750

FOOD & STAPLES RETAILING - 0.6%
179,300		Aeon Co Ltd	2,727
17,193		Alimentation Couche Tard, Inc	824
233,475	*	Carrefour S.A.	5,903
52,455	e	Casey’s General Stores, Inc	5,618
46,095		Casino Guichard Perrachon S.A.	2,730
26,041	*	Chefs’ Warehouse Holdings, Inc	338
12,016		Colruyt S.A.	633
612,987		J Sainsbury plc	2,011
69,935		Koninklijke Ahold Delhaize NV	1,335
20,898		Loblaw Cos Ltd	1,163
147,990	*	Metro AG.	4,999
13,070	*,e	Natural Grocers by Vitamin C	108
48,800	*	Performance Food Group Co	1,337
26,111		Pricesmart, Inc	2,287
165,300		Seven & I Holdings Co Ltd	6,821
30,182	*,e	Smart & Final Stores, Inc	275
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
48,144		Spartan Stores, Inc	$1,250
184,517	*	Sprouts Farmers Market, Inc	4,183
4,438,693	*	Tesco plc	9,772
64,657	*	United Natural Foods, Inc	2,373
58,710	*	US Foods Holding Corp	1,598
12,906		Weis Markets, Inc	629
250,912		Wesfarmers Ltd	7,737
439,804		Whole Foods Market, Inc	18,520
459,754		WM Morrison Supermarkets plc	1,444
		TOTAL FOOD & STAPLES RETAILING	86,615

FOOD, BEVERAGE & TOBACCO - 2.8%
414,000		Ajinomoto Co, Inc	8,952
254,603		Associated British Foods plc	9,743
37,326		Bunge Ltd	2,784
62,332		Campbell Soup Co	3,251
467,456		Coca-Cola Amatil Ltd	3,317
1,591,904		Coca-Cola Co	71,397
163,872		Coca-Cola European Partners plc	6,640
249,541		Coca-Cola HBC AG.	7,339
207,653		Dr Pepper Snapple Group, Inc	18,919
10,690	e	Flowers Foods, Inc	185
19,775	*	Freshpet, Inc	328
448,608		General Mills, Inc	24,853
200,243		Groupe Danone	15,030
5,050	*	Hain Celestial Group, Inc	196
267,274		Hormel Foods Corp	9,117
167,425		Kellogg Co	11,629
97,128		Kerry Group plc (Class A)	8,357
121,200		Kikkoman Corp	3,877
429,134		Kraft Heinz Co	36,751
848		Lindt & Spruengli AG.	4,917
85		Lindt & Spruengli AG. (Registered)	5,927
10,151		McCormick & Co, Inc	990
972,857		Mondelez International, Inc	42,018
47,900		Nissin Food Products Co Ltd	2,995
29,443		Omega Protein Corp	527
455,798		Orkla ASA	4,633
53,130		PAN Fish ASA	909
599,192		PepsiCo, Inc	69,201
8,356	*	Seneca Foods Corp	259
153,200		Suntory Beverage & Food Ltd	7,121
577,075		Tate & Lyle plc	4,973
72,400		Yakult Honsha Co Ltd	4,935
		TOTAL FOOD, BEVERAGE & TOBACCO	392,070

HEALTH CARE EQUIPMENT & SERVICES - 2.4%
13,468		Abaxis, Inc	714
1,970	*	Abiomed, Inc	282
74,297	*,e	Acadia Healthcare Co, Inc	3,669
39,666	*	Accuray, Inc	188
13,529		Aceto Corp	209
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
118,854	*	Alere, Inc	$5,965
18,400		Alfresa Holdings Corp	356
9,363	*	Align Technology, Inc	1,406
91,016	*	Allscripts Healthcare Solutions, Inc	1,161
36,444	*	Amedisys, Inc	2,289
225,011		AmerisourceBergen Corp	21,270
40,869	*	AMN Healthcare Services, Inc	1,596
12,558		Analogic Corp	912
35,222	*	Angiodynamics, Inc	571
210,167		Anthem, Inc	39,539
52,066	*,e	athenahealth, Inc	7,318
32,319	*	AtriCure, Inc	784
199,252		Becton Dickinson & Co	38,876
41,628	*	Brookdale Senior Living, Inc	612
37,871	*	Capital Senior Living Corp	576
363,931		Cardinal Health, Inc	28,358
25,145	*	Cardiovascular Systems, Inc	810
140,579	*	Centene Corp	11,229
39,790	*,e	Cerus Corp	100
188,635		Cigna Corp	31,576
85,419		Coloplast AS	7,140
14,582	e	Computer Programs & Systems, Inc	478
4,570	*	Corvel Corp	217
25,039	*	Cross Country Healthcare, Inc	323
8,556		Dentsply Sirona, Inc	555
49,980	*	Diplomat Pharmacy, Inc	740
266,004	*	Edwards Lifesciences Corp	31,452
105,895	*,e	Endologix, Inc	515
144,368	*	Envision Healthcare Corp	9,048
91,010		Essilor International S.A.	11,578
52,788	*	GenMark Diagnostics, Inc	624
4,374	*	Haemonetics Corp	173
4,069	*	HCA Holdings, Inc	355
1,416,269		Healthscope Ltd	2,407
9,462	*	HealthStream, Inc	249
24,898	*	Henry Schein, Inc	4,557
10,561	*	HMS Holdings Corp	195
96,706	*	Hologic, Inc	4,389
53,134		Humana, Inc	12,785
1,357	*	Idexx Laboratories, Inc	219
39,783	*	Integer Holding Corp	1,721
109,824		Kindred Healthcare, Inc	1,279
8,310	*	Laboratory Corp of America Holdings	1,281
12,858		Landauer, Inc	672
19,312	*	LHC Group, Inc	1,311
49,348	*	LifePoint Hospitals, Inc	3,314
683,522	e	Mediclinic International plc	6,612
1,474	*	Medidata Solutions, Inc	115
2,230	*	MEDNAX, Inc	135
35,601	*	Merit Medical Systems, Inc	1,358
41,964	*	NxStage Medical, Inc	1,052
46,381	*	Omnicell, Inc	1,999
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
70,523	*	OraSure Technologies, Inc	$1,217
2,718		Owens & Minor, Inc	87
87,508	e	Patterson Cos, Inc	4,109
38,489	*	PharMerica Corp	1,010
2,830	*	Premier, Inc	102
15,337	*	Providence Service Corp	776
42,933	*	Quality Systems, Inc	739
12,391		Quest Diagnostics, Inc	1,377
23,328	*	Quidel Corp	633
115,938		Ramsay Health Care Ltd	6,560
4,542		Resmed, Inc	354
302,847		Ryman Healthcare Ltd	1,840
75,106	*	Select Medical Holdings Corp	1,153
28,515	*	Spectranetics Corp	1,095
42,474	*,e	Staar Surgical Co	459
10,800		Suzuken Co Ltd	360
96,000		Sysmex Corp	5,746
31,845	*,e	Teladoc, Inc	1,105
19,606	*	Tivity Health, Inc	781
5,928	*	Triple-S Management Corp (Class B)	100
16,067		US Physical Therapy, Inc	970
5,250	*	Varian Medical Systems, Inc	542
4,127	*	VCA Antech, Inc	381
32,132	*	Vocera Communications, Inc	849
3,560		West Pharmaceutical Services, Inc	336
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	341,895

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
3,160		Clorox Co	421
255,818		Colgate-Palmolive Co	18,964
1,620		Energizer Holdings, Inc	78
5,829		Estee Lauder Cos (Class A)	559
40,066		Henkel KGaA	4,853
59,767		Henkel KGaA (Preference)	8,242
180,451		Kimberly-Clark Corp	23,298
51,572		L’Oreal S.A.	10,754
1,113		Medifast, Inc	46
10,538		Natural Health Trends Corp	293
4,530		Nu Skin Enterprises, Inc (Class A)	285
948,089		Procter & Gamble Co	82,626
183,078		Reckitt Benckiser Group plc	18,559
283,647		Unilever NV	15,658
351,611		Unilever plc	19,028
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	203,664

INSURANCE - 2.9%
1,414,813		Aegon NV	7,241
425,702		Aflac, Inc	33,069
115,936		Allianz AG.	22,879
5,510		Allied World Assurance Co Holdings Ltd	291
21,500		Allstate Corp	1,901
195,940		American International Group, Inc	12,250
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
14,820		Aon plc	$1,970
4,310	*	Arch Capital Group Ltd	402
6,590		Arthur J. Gallagher & Co	377
78,412		Aspen Insurance Holdings Ltd	3,909
485,960		Assicurazioni Generali S.p.A.	8,021
3,580		Assurant, Inc	371
1,774,308		Aviva plc	12,171
608,986		AXA S.A.	16,676
74,779		Axis Capital Holdings Ltd	4,835
296,176		Chubb Ltd	43,058
140,333		CNP Assurances	3,150
11,216		Employers Holdings, Inc	474
1,310		First American Financial Corp	59
281,297		Hartford Financial Services Group, Inc	14,788
3,249,032		Legal & General Group plc	10,933
10,590		Loews Corp	496
445,968		Marsh & McLennan Cos, Inc	34,768
64,934		Muenchener Rueckver AG.	13,140
109,100		NKSJ Holdings, Inc	4,235
3,860,252		Old Mutual plc	9,739
13,239		Principal Financial Group	848
212,157		Progressive Corp	9,354
351,855		Prudential Financial, Inc	38,050
768,276		Prudential plc	17,635
9,028		Reinsurance Group of America, Inc (Class A)	1,159
42,804		RenaissanceRe Holdings Ltd	5,952
209,543		RSA Insurance Group plc	1,681
524,292		Standard Life plc	2,726
20,374		Stewart Information Services Corp	925
137,297		Swiss Re Ltd	12,582
89,400		T&D Holdings, Inc	1,367
294,002		Travelers Cos, Inc	37,200
1,467	e	Willis Towers Watson plc	213
50,993		Zurich Financial Services AG.	14,882
		TOTAL INSURANCE	405,777

MATERIALS - 3.1%
109,267		Agnico-Eagle Mines Ltd	4,927
45,381	e	Agrium, Inc	4,113
125,750		Air Liquide	15,542
153,248		Air Products & Chemicals, Inc	21,924
63,469		Akzo Nobel NV	5,520
563		Albemarle Corp	59
3,090		Aptargroup, Inc	268
162,000		Asahi Kasei Corp	1,748
46,422		Avery Dennison Corp	4,102
12,360	*	Axalta Coating Systems Ltd	396
129,090		Ball Corp	5,449
234,297		BASF SE	21,745
5,860		Bemis Co, Inc	271
354,875		BlueScope Steel Ltd	3,593
228,276		Boliden AB	6,240
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
7,263		Celanese Corp (Series A)	$690
2,372	*	Clearwater Paper Corp	111
125,429		Commercial Metals Co	2,437
2,080	e	Compass Minerals International, Inc	136
61,457		CRH plc	2,178
38,958		Croda International plc	1,973
3,930		Domtar Corp	151
5,941		DSM NV	432
41,099		Eastman Chemical Co	3,452
274,326		Ecolab, Inc	36,417
104,881		Evonik Industries AG.	3,357
5,690	*	Ferro Corp	104
121,063		Fletcher Building Ltd	709
72,672	*,e	Flotek Industries, Inc	650
60,932		Franco-Nevada Corp	4,397
5,005		Givaudan S.A.	10,029
3,382		Hawkins, Inc	157
104,407		HeidelbergCement AG.	10,121
340,300		Hitachi Metals Ltd	4,748
202,950		Holcim Ltd	11,664
19,635		Innophos Holdings, Inc	861
3,960		International Flavors & Fragrances, Inc	535
201,040		International Paper Co	11,381
157,971		Johnson Matthey plc	5,912
193,461	*	Kinross Gold Corp	786
256,700	*	Kobe Steel Ltd	2,647
39,288	*	Kraton Polymers LLC	1,353
59,233	*	Louisiana-Pacific Corp	1,428
256,430		LyondellBasell Industries AF S.C.A	21,640
26,494		Materion Corp	991
36,779		Minerals Technologies, Inc	2,692
177,199		Mitsubishi Materials Corp	5,377
761,960		Mitsui Chemicals, Inc	4,058
77,471		Mondi plc	2,031
106,954		Mosaic Co	2,442
5,405		Myers Industries, Inc	97
375,847		Newcrest Mining Ltd	5,833
28,700		Nitto Denko Corp	2,370
1,122,396		Norsk Hydro ASA	6,211
411,382		Nucor Corp	23,807
413,813		Potash Corp of Saskatchewan	6,749
13,329		PPG Industries, Inc	1,466
261,274		Praxair, Inc	34,632
14,003		Reliance Steel & Aluminum Co	1,020
85,362		Royal Gold, Inc	6,673
35,137		Schnitzer Steel Industries, Inc (Class A)	885
1,660		Scotts Miracle-Gro Co (Class A)	148
17,667		Sealed Air Corp	791
51,825		Sherwin-Williams Co	18,188
148,900		Shin-Etsu Chemical Co Ltd	13,552
594		Sika AG.	3,814
6,170		Sonoco Products Co	317
4,441,553		South32 Ltd	9,147
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
86,932		Stora Enso Oyj (R Shares)	$1,123
1,297,000		Sumitomo Chemical Co Ltd	7,496
412,000		Sumitomo Metal Mining Co Ltd	5,507
75,666	*	Summit Materials, Inc	2,184
473,845		Teck Cominco Ltd	8,214
9,000		Toray Industries, Inc	75
35,484		Trinseo S.A.	2,438
77,066		Umicore	5,361
163,079		UPM-Kymmene Oyj	4,650
19,003	*,e	US Concrete, Inc	1,493
170,622		WestRock Co	9,667
58,714	*	Worthington Industries, Inc	2,949
		TOTAL MATERIALS	440,801

MEDIA - 1.7%
180		Cable One, Inc	128
125,569	*	Charter Communications, Inc	42,298
1,299		Cinemark Holdings, Inc	50
100,869		Clear Channel Outdoor Holdings, Inc (Class A)	489
49,500		Dentsu, Inc	2,375
210,586	*,e	Discovery Communications, Inc (Class A)	5,439
298,544	*	Discovery Communications, Inc (Class C)	7,526
33,882	e	Entercom Communications Corp (Class A)	351
84,634		Entravision Communications Corp (Class A)	559
85,122	*	Gray Television, Inc	1,166
526,783		ITV plc	1,247
12,369		John Wiley & Sons, Inc (Class A)	652
4,448	*	Liberty Global plc	139
2,960	*	Liberty Global plc (Class A)	95
162,213		New York Times Co (Class A)	2,871
475,703		Pearson plc	4,283
140,506		ProSiebenSat. Media AG.	5,894
3,689		Reed Elsevier NV	76
531,330		Reed Elsevier plc	11,486
5,020	e	Regal Entertainment Group (Class A)	103
1,550		Scholastic Corp	68
36,026		Scripps Networks Interactive (Class A)	2,461
82,171		Shaw Communications, Inc (B Shares)	1,793
57,685		Sinclair Broadcast Group, Inc (Class A)	1,898
616,899		Sky plc	7,989
477,575		Time Warner, Inc	47,953
212,730		Vivendi Universal S.A.	4,737
626,748		Walt Disney Co	66,592
553,504		WPP plc	11,655
		TOTAL MEDIA	232,373

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
220,679		Agilent Technologies, Inc	13,089
70,341	*	Akorn, Inc	2,359
346,676		Amgen, Inc	59,708
933,014		Astellas Pharma, Inc	11,436
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
33,385	*,e	Bellicum Pharmaceuticals, Inc	$390
104,271	*,e	BioCryst Pharmaceuticals, Inc	580
103,107	*	Biogen Idec, Inc	27,979
2,804	*	BioMarin Pharmaceutical, Inc	255
1,820		Bio-Techne Corp	214
6,417	*	Bluebird Bio, Inc	674
934,896		Bristol-Myers Squibb Co	52,092
5,210		Bruker BioSciences Corp	150
397,317	*	Celgene Corp	51,600
59,178	*	Cempra, Inc	272
54,091	*	Chimerix, Inc	295
184,697		Chugai Pharmaceutical Co Ltd	6,920
81,033	*	Depomed, Inc	870
57,100		Eisai Co Ltd	3,159
40,630	*	Genmab AS	8,663
686,204		Gilead Sciences, Inc	48,569
1,167,125		GlaxoSmithKline plc	24,845
7,414	*,e	Immunomedics, Inc	65
34,337	*	Intersect ENT, Inc	960
18,409	*,e	Intra-Cellular Therapies, Inc	229
37,309	*,e	Iovance Biotherapeutics, Inc	274
848,433		Johnson & Johnson	112,239
127,000		Kyowa Hakko Kogyo Co Ltd	2,362
47,706		Lonza Group AG.	10,334
1,119,109		Merck & Co, Inc	71,724
84,518		Merck KGaA	10,227
1,399	*	Mettler-Toledo International, Inc	823
133,537	*,e	MiMedx Group, Inc	1,999
162,598	*	Nektar Therapeutics	3,179
465,203		Novartis AG.	38,857
476,585		Novo Nordisk AS	20,478
35,019	*,e	Opko Health, Inc	230
37,508	*,e	Organovo Holdings, Inc	99
71,459		Orion Oyj (Class B)	4,565
8,147		PerkinElmer, Inc	555
46,519	*	Prestige Brands Holdings, Inc	2,457
90,934	*,e	Progenics Pharmaceuticals, Inc	617
178,670	*	QIAGEN NV	5,945
101,619	*	Quintiles Transnational Holdings, Inc	9,095
567	*	Repligen Corp	24
145,007		Roche Holding AG.	37,051
13,219	*,e	Sangamo Biosciences, Inc	116
99,000		Shionogi & Co Ltd	5,520
31,531	*,e	Sucampo Pharmaceuticals, Inc (Class A)	331
259,985		Takeda Pharmaceutical Co Ltd	13,199
16,323	*,e	TESARO, Inc	2,283
24,808	*,e	Theravance Biopharma, Inc	988
103,649	*	Vertex Pharmaceuticals, Inc	13,357
6,410	*	VWR Corp	212
4,055	*	Waters Corp	745
559,747		Zoetis, Inc	34,917
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	720,175
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
REAL ESTATE - 2.3%
15,548	*,e	Altisource Portfolio Solutions S.A.	$339
103,765		American Campus Communities, Inc	4,908
303,050		American Tower Corp	40,100
4,180		Apple Hospitality REIT, Inc	78
118,049		Boston Properties, Inc	14,522
4,380		Brandywine Realty Trust	77
805,154		British Land Co plc	6,356
203,775		Brixmor Property Group, Inc	3,644
2,116,749		CapitaLand Ltd	5,379
22,331		CatchMark Timber Trust Inc	254
161,988	*	CBRE Group, Inc	5,896
245,900		City Developments Ltd	1,915
82,891		Columbia Property Trust, Inc	1,855
35,170		Coresite Realty	3,641
327,700		Daiwa House Industry Co Ltd	11,216
160,987		Duke Realty Corp	4,500
42,336	e	Easterly Government Properties, Inc	887
58,981		Equinix, Inc	25,312
6,190	*	Equity Commonwealth	196
78,079		First Potomac Realty Trust	867
177,690		Forest City Realty Trust, Inc	4,295
590,981		Hammerson plc	4,422
661,000		Hang Lung Properties Ltd	1,652
313,953		HCP, Inc	10,034
724,900		Henderson Land Development Co Ltd	4,042
361,129		Host Marriott Corp	6,598
17,237	*	Howard Hughes Corp	2,117
94,670		Hysan Development Co Ltd	452
945		Iron Mountain, Inc	33
40,680	*,e	iStar Financial, Inc	490
490		Jones Lang LaSalle, Inc	61
528,015		Land Securities Group plc	6,971
90,335		Lend Lease Corp Ltd	1,156
3,720		Liberty Property Trust	151
61,621		Macerich Co	3,578
587,400		Mitsubishi Estate Co Ltd	10,980
461,710		Mitsui Fudosan Co Ltd	11,062
17		Nippon ProLogis REIT, Inc	36
59,300		Nomura Real Estate Holdings, Inc	1,167
71,768		NorthStar Realty Europe Corp	910
108,203		Paramount Group, Inc	1,731
22,842		Parkway, Inc	523
7,340		Piedmont Office Realty Trust, Inc	155
400,776		Prologis, Inc	23,502
36,640		QTS Realty Trust, Inc	1,917
6,220		Rayonier, Inc	179
3,556		RMR Group, Inc	173
157		Ryman Hospitality Properties	10
98,745	*	SBA Communications Corp	13,321
284,290		Scentre Group	884
310,801		Segro plc	1,981
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
46,895		Senior Housing Properties Trust	$959
150,700		Shoei Co Ltd	1,543
416,000		Swire Pacific Ltd (Class A)	4,061
974,400		Swire Properties Ltd	3,212
2,845	*	Tejon Ranch Co	59
62,244		Tier REIT, Inc	1,150
12,000		Tokyu Fudosan Holdings Corp	71
349,861		UDR, Inc	13,634
40,112		Unibail-Rodamco	10,107
113,975		Vornado Realty Trust	10,702
426,686		Welltower, Inc	31,937
1,409		Weyerhaeuser Co	47
		TOTAL REAL ESTATE	324,007

RETAILING - 2.1%
36,131	*	1-800-FLOWERS.COM, Inc (Class A)	352
4,585		Advance Auto Parts, Inc	535
5,680	*,e	Autonation, Inc	239
145,797		Best Buy Co, Inc	8,359
23,566	e	Big 5 Sporting Goods Corp	308
67,593	*	Cabela’s, Inc	4,016
26,039		Caleres, Inc	723
86,068	*	Carmax, Inc	5,427
3,200		Dick’s Sporting Goods, Inc	127
378,390		Dollar General Corp	27,278
139,374	*,e	Etsy, Inc	2,091
23,000		Fast Retailing Co Ltd	7,692
11,800		Foot Locker, Inc	582
23,607	*	FTD Cos, Inc	472
187,286		Gap, Inc	4,118
27,089		Group 1 Automotive, Inc	1,715
500,551	*,e	Groupon, Inc	1,922
25,226		Haverty Furniture Cos, Inc	633
186,825		Hennes & Mauritz AB (B Shares)	4,658
40,709		HSN, Inc	1,299
370,513		Industria De Diseno Textil S.A.	14,230
82,400		Jardine Cycle & Carriage Ltd	2,653
35,008		Kering	11,921
22,653		Kingfisher plc	89
20,812	*	Kirkland’s, Inc	214
238,332	e	Kohl’s Corp	9,216
19,780	*,e	Lands’ End, Inc	295
4,807,620		Li & Fung Ltd	1,749
24,483	*	LKQ Corp	807
550,859		Lowe’s Companies, Inc	42,708
30,764	*	MarineMax, Inc	601
342,665		Marks & Spencer Group plc	1,487
2,400		Marui Co Ltd	35
274,254	*	NetFlix, Inc	40,976
31,269		Next plc	1,570
8,701	e	Nordstrom, Inc	416
37,956		Nutri/System, Inc	1,976
675,153		Office Depot, Inc	3,808
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
17,187	*	Overstock.com, Inc	$280
26,265	e	PetMed Express, Inc	1,066
25,727	*	Priceline.com, Inc	48,123
310,579		Ross Stores, Inc	17,930
12,780	*	Sally Beauty Holdings, Inc	259
17,543		Shoe Carnival, Inc	366
45,030	*	Shutterfly, Inc	2,139
4,914	e	Signet Jewelers Ltd	311
39,919		Staples, Inc	402
7,520		Tiffany & Co	706
15,696		Tile Shop Holdings, Inc	324
4,198		Tractor Supply Co	228
62,150	*	Ulta Beauty, Inc	17,858
31,545	*	Vitamin Shoppe, Inc	368
41,113	*	Wayfair, Inc	3,161
5,490	e	Williams-Sonoma, Inc	266
		TOTAL RETAILING	301,084

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
5,058		Analog Devices, Inc	394
868,247		Applied Materials, Inc	35,867
117,576		ASML Holding NV	15,326
14,878	*	Cirrus Logic, Inc	933
1,867,342		Intel Corp	63,004
26,471		Lam Research Corp	3,744
30,220		Marvell Technology Group Ltd	499
4,036		Microchip Technology, Inc	312
306,879		NVIDIA Corp	44,363
66,208	*	ON Semiconductor Corp	930
128,446		Skyworks Solutions, Inc	12,324
512,237		Texas Instruments, Inc	39,406
59,500		Tokyo Electron Ltd	8,044
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	225,146

SOFTWARE & SERVICES - 5.8%
372,887		Accenture plc	46,119
46,096	*	Actua Corp	648
80,187	*	Alphabet, Inc (Class A)	74,548
85,069	*	Alphabet, Inc (Class C)	77,305
70,115		Amadeus IT Holding S.A.	4,191
53,511	*,e	Angie’s List, Inc	684
6,607	*	Ansys, Inc	804
31,783	*	Autodesk, Inc	3,204
353,872		Automatic Data Processing, Inc	36,258
16,271	*,e	Black Knight Financial Services, Inc	666
27,736		Blackbaud, Inc	2,378
7,030		Booz Allen Hamilton Holding Co	229
28,157	*	Brightcove, Inc	175
26,494		CA, Inc	913
83,357		Cap Gemini S.A.	8,611
126,574	*	CGI Group, Inc	6,467
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
32,707	*	Cimpress NV	$3,092
9,135	*	Citrix Systems, Inc	727
552,159		Cognizant Technology Solutions Corp (Class A)	36,663
19,152		Convergys Corp	455
28,146		CSG Systems International, Inc	1,142
2,810		CSRA, Inc	89
5,302	*	Dell Technologies, Inc-VMware Inc	324
2,480		DST Systems, Inc	153
41,722	*	Ellie Mae, Inc	4,586
15,455	*	Euronet Worldwide, Inc	1,350
1,924		Forrester Research, Inc	75
1,018,000		Fujitsu Ltd	7,529
39,817	*,e	Gogo, Inc	459
398,003		International Business Machines Corp	61,225
174,977		Intuit, Inc	23,239
61,376		j2 Global, Inc	5,222
67,844		LogMeIn, Inc	7,090
5,382	*	Manhattan Associates, Inc	259
468,238		MasterCard, Inc (Class A)	56,867
2,038,702		Microsoft Corp	140,528
18,817	*	MINDBODY, Inc	512
70,455	*	NeuStar, Inc (Class A)	2,350
29,149	*	New Relic, Inc	1,254
93,650		Open Text Corp	2,956
1,243,339		Oracle Corp	62,341
46,809	*	Perficient, Inc	873
5,650	*	PTC, Inc	311
36,105	*	Qualys, Inc	1,473
83,541	*,e	Quotient Technology, Inc	961
76,390	*	RingCentral, Inc	2,792
466,408	*	salesforce.com, Inc	40,391
235,459		SAP AG.	24,646
194,307	*	ServiceSource International LLC	754
21,993	*	SPS Commerce, Inc	1,402
68,035	*	Square, Inc	1,596
21,303	*	Sykes Enterprises, Inc	714
862,529		Symantec Corp	24,366
12,352	e	Syntel, Inc	209
29,779	*,e	Teradata Corp	878
7,887		TiVo Corp	147
25,682	*,e	Twilio, Inc	748
25,962	*,e	Ultimate Software Group, Inc	5,454
36,283	*	Vasco Data Security International	521
56,362	*	Website Pros, Inc	1,426
46,010		Western Union Co	877
970	*	WEX, Inc	101
157,289	*	Workday, Inc	15,257
23,822	*	Xactly Corp	373
		TOTAL SOFTWARE & SERVICES	809,957

TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
37,861	*	Anixter International, Inc	2,961
25,108		Badger Meter, Inc	1,001
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
4,043		Belden CDT, Inc	$305
64,501	*	Benchmark Electronics, Inc	2,083
54,538	*	Calix, Inc	374
1,979,847		Cisco Systems, Inc	61,969
110,896		Cognex Corp	9,415
31,515	*	Coherent, Inc	7,091
22,719		Comtech Telecommunications Corp	431
527,947		Corning, Inc	15,865
52,466	*	Cray, Inc	965
27,237		CTS Corp	588
39,009		Daktronics, Inc	376
69,090		Dolby Laboratories, Inc (Class A)	3,383
791,906		Ericsson (LM) (B Shares)	5,694
45,437	*,e	Fabrinet	1,938
21,653	*	FARO Technologies, Inc	819
94,427	*	Finisar Corp	2,453
8,777	*	Flextronics International Ltd	143
157,700		Fujifilm Holdings Corp	5,686
1,032,298		Hewlett Packard Enterprise Co	17,126
1,848,358		HP, Inc	32,309
11,132	*	Insight Enterprises, Inc	445
23,462	*	IPG Photonics Corp	3,404
17,745	*	Itron, Inc	1,202
252,022		Jabil Circuit, Inc	7,357
33,100		Keyence Corp	14,572
10,620	*	Keysight Technologies, Inc	413
36,666	*	Kimball Electronics, Inc	662
238,300		Konica Minolta Holdings, Inc	1,988
148,000		Kyocera Corp	8,602
37,090		Methode Electronics, Inc	1,528
200,190		Motorola, Inc	17,364
3,868		MTS Systems Corp	200
85,100		Murata Manufacturing Co Ltd	12,992
2,520		National Instruments Corp	101
916,819		NEC Corp	2,437
14,425	*	Netgear, Inc	622
13,605	*	Novanta, Inc	490
58,800		Omron Corp	2,560
7,653	*	OSI Systems, Inc	575
14,729	*	Plexus Corp	774
23,545	*	Rogers Corp	2,557
22,741	*	Sanmina Corp	866
33,341	*	Scansource, Inc	1,344
64,222	*	Sonus Networks, Inc	478
51,310	*	Super Micro Computer, Inc	1,265
1,417		SYNNEX Corp	170
39,200		TDK Corp	2,591
5,247		TE Connectivity Ltd	413
45,618	*	Tech Data Corp	4,607
36,773	*	Trimble Navigation Ltd	1,312
94,294	*	TTM Technologies, Inc	1,637
54,064		Universal Display Corp	5,907
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
354,275		Xerox Corp	$10,178
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	284,588

TELECOMMUNICATION SERVICES - 1.6%
47,941	*	Boingo Wireless, Inc	717
3,333,039		BT Group plc	12,816
733,368	e	CenturyLink, Inc	17,513
55,858	*	Cincinnati Bell, Inc	1,092
2,650	e	Consolidated Communications Holdings, Inc	57
3,261	*	Fairpoint Communications, Inc	51
748,688	e	France Telecom S.A.	11,915
35,024	*	General Communication, Inc (Class A)	1,283
23,363		IDT Corp (Class B)	336
109,486	*,e	Iridium Communications, Inc	1,210
574,432		KDDI Corp	15,192
172,716	*	Level 3 Communications, Inc	10,242
23,855	*	Lumos Networks Corp	426
537,000		NTT DoCoMo, Inc	12,701
179,616		Rogers Communications, Inc (Class B)	8,484
25,635		Shenandoah Telecom Co	787
4,119,200		Singapore Telecommunications Ltd	11,633
1,033,380	*	Sprint Corp	8,484
19,751		Swisscom AG.	9,546
143,396		TeliaSonera AB	661
1,532,046		Telstra Corp Ltd	5,062
12,857		TELUS Corp	444
1,561,832		Verizon Communications, Inc	69,751
7,029,044		Vodafone Group plc	19,962
		TOTAL TELECOMMUNICATION SERVICES	220,365

TRANSPORTATION - 1.7%
5,192		Aeroports de Paris	837
93,000		All Nippon Airways Co Ltd	324
80		Amerco, Inc	29
12,475		Arkansas Best Corp	257
306,566		Auckland International Airport Ltd	1,602
95,565	*,e	Avis Budget Group, Inc	2,606
221,330		Canadian National Railway Co	17,958
62,700		Central Japan Railway Co	10,240
5,220		CH Robinson Worldwide, Inc	359
229,394		CSX Corp	12,516
145,321		Delta Air Lines, Inc	7,810
370,933		Deutsche Post AG.	13,924
132,300		East Japan Railway Co	12,674
20,721	*	Echo Global Logistics, Inc	412
11,295		Expeditors International of Washington, Inc	638
33,952		Fraport AG. Frankfurt Airport Services Worldwide	3,005
320	*	Genesee & Wyoming, Inc (Class A)	22
96,776	*,e	Hertz Global Holdings, Inc	1,113
4,347		Kansas City Southern Industries, Inc	455
723		Kuehne & Nagel International AG.	121
2,620		Landstar System, Inc	224
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
654,000		Mitsui OSK Lines Ltd	$1,931
1,232,302		MTR Corp	6,935
230,787	*	Nippon Yusen Kabushiki Kaisha	431
26,580		Norfolk Southern Corp	3,235
1,960		Ryder System, Inc	141
591,829		Southwest Airlines Co	36,776
2,560	*	Spirit Airlines, Inc	132
14,066		Sydney Airport	77
197,000		Tokyu Corp	1,505
612,270		Transurban Group (ASE)	5,576
439,785		Union Pacific Corp	47,897
371,822		United Parcel Service, Inc (Class B)	41,120
200		West Japan Railway Co	14
23,313	*	YRC Worldwide, Inc	259
		TOTAL TRANSPORTATION	233,155

UTILITIES - 2.0%
24,930		AES Corp	277
82,327		AGL Energy Ltd	1,613
8,540		Alliant Energy Corp	343
42,012		American Water Works Co, Inc	3,275
528,314		APA Group	3,723
30,410		Atco Ltd	1,189
46,554		Canadian Utilities Ltd	1,496
305,189		Centerpoint Energy, Inc	8,356
970,500		CLP Holdings Ltd	10,263
11,161		CMS Energy Corp	516
370,665		Consolidated Edison, Inc	29,957
270,264		Dominion Resources, Inc	20,710
77,661		Edison International	6,072
10,425		Energias de Portugal S.A.	34
328,378		Eversource Energy	19,936
106,759		Fortis, Inc	3,752
59,506	e	Gas Natural SDG S.A.	1,393
5,269,589		Hong Kong & China Gas Ltd	9,911
1,916,173		Iberdrola S.A.	15,185
4,940		MDU Resources Group, Inc	130
19,652	*	Meridian Energy Ltd	42
1,138,726		National Grid plc	14,109
20,290		NiSource, Inc	515
100,000		Osaka Gas Co Ltd	410
4,160		Pinnacle West Capital Corp	354
272,468		Public Service Enterprise Group, Inc	11,719
557,219		Scottish & Southern Energy plc	10,543
244,506		Sempra Energy	27,568
35,973		South Jersey Industries, Inc	1,229
565,207		Southern Co	27,062
303,357		Suez Environnement S.A.	5,617
32,615		Terna Rete Elettrica Nazionale S.p.A.	176
964,790		Tokyo Gas Co Ltd	5,025
562,586		United Utilities Group plc	6,359
1,020		Vectren Corp	60
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)
229,184		WEC Energy Group, Inc	$14,067
2,969		WGL Holdings, Inc	248
271,904		Xcel Energy, Inc	12,475
		TOTAL UTILITIES	275,709
		TOTAL COMMON STOCKS	8,347,753
		(Cost $6,222,290)

PREFERRED STOCKS - 0.2%
BANKS - 0.2%
233,115	*	Federal Home Loan Mortgage Corp	1,270
740,991	*	Federal National Mortgage Association	4,268
14,500	*	M&T Bank Corp	15,617
		TOTAL BANKS	21,155
		TOTAL PREFERRED STOCKS	21,155
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
17,288		Repsol S.A.	8
		TOTAL ENERGY	8

		TOTAL RIGHTS / WARRANTS	8
		(Cost $8)

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 3.0%
TREASURY DEBT - 1.6%
$3,200,000	United States Treasury Bill	0.691%	07/06/17	3,200
50,000,000	United States Treasury Bill	0.773	07/20/17	49,981
7,200,000	United States Treasury Bill	0.788	07/27/17	7,196
54,500,000	United States Treasury Bill	0.857-0.912	08/03/17	54,460
53,000,000	United States Treasury Bill	0.798	08/24/17	52,931
18,200,000	United States Treasury Bill	0.958	08/31/17	18,172
18,000,000	United States Treasury Bill	0.941-0.959	09/21/17	17,961
13,300,000	United States Treasury Bill	0.999	09/28/17	13,268
	TOTAL TREASURY DEBT			217,169

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
TREASURY DEBT - 1.4%
75,000,000	United States Treasury Bill	0787-0.861	07/27/17	74,956
50,000,000	United States Treasury Bill	0.857	08/03/17	49,961
50,000,000	United States Treasury Bill	0.912	08/24/17	49,932
25,000,000	United States Treasury Bill	0.903	09/07/17	25,126
	TOTAL TREASURY DEBT			199,975

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				199,975

	TOTAL SHORT-TERM INVESTMENTS			417,144
	(Cost $416,972)
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

ISSUER	VALUE (000)
TOTAL INVESTMENTS - 102.3%	$14,292,916
(Cost $12,133,386)
OTHER ASSETS & LIABILITIES, NET - (2.3)%	(321,897)
NET ASSETS - 100.0%	$13,971,019

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
b	In bankruptcy
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $192,208,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/17, the aggregate value of these securities was $911,616,000 or 6.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
389

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2017

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
SHORT-TERM INVESTMENTS - 100.0%

GOVERNMENT AGENCY DEBT - 59.6%
$6,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.820%	07/05/17	$5,999
17,000,000	FAMC	0.820	07/14/17	16,995
8,000,000	FAMC	0.650	07/21/17	7,997
36,455,000	FAMC	0.630-1.035	07/27/17	36,433
10,000,000	FAMC	0.860	08/01/17	9,993
8,000,000	FAMC	0.940	08/03/17	7,993
9,000,000	FAMC	1.030	09/13/17	8,981
10,000,000	FAMC	1.030-1.040	09/20/17	9,977
4,000,000	FAMC	0.780	10/27/17	3,990
10,000,000	FAMC	1.000	11/03/17	9,965
7,000,000	FAMC	1.180	02/16/18	6,947
44,000,000	Federal Farm Credit Bank (FFCB)	0.580	07/06/17	43,996
21,000,000	FFCB	0.960	07/18/17	20,991
35,000,000	FFCB	0.990	07/24/17	34,978
38,400,000	FFCB	0.790-0.990	07/25/17	38,376
10,000,000	FFCB	0.990	07/26/17	9,993
9,500,000	FFCB	0.990	08/02/17	9,492
25,000,000	FFCB	0.640-0.810	08/03/17	24,983
9,000,000	FFCB	0.850	08/07/17	8,992
25,000,000	FFCB	0.860	08/08/17	24,977
41,840,000	FFCB	0.820	08/09/17	41,803
43,630,000	FFCB	0.950	09/01/17	43,559
19,710,000	FFCB	0.930	09/05/17	19,676
23,440,000	FFCB	0.930	09/06/17	23,399
25,000,000	FFCB	0.990	09/08/17	24,953
25,000,000	FFCB	0.960	09/18/17	24,947
21,000,000	FFCB	1.030	09/20/17	20,951
4,300,000	FFCB	0.710-0.990	09/21/17	4,292
6,605,000	FFCB	1.030	09/26/17	6,589
25,000,000	FFCB	1.050	10/11/17	24,926
7,750,000	FFCB	0.750	10/16/17	7,733
21,500,000	FFCB	1.050	10/27/17	21,426
18,735,000	FFCB	1.050	11/07/17	18,665
3,000,000	FFCB	1.170	03/22/18	2,974
45,100,000	Federal Home Loan Bank (FHLB)	0.800-0.860	07/03/17	45,098
119,570,000	FHLB	0.775-1.020	07/05/17	119,559
21,800,000	FHLB	0.780	07/06/17	21,798
158,880,000	FHLB	0.600-0.895	07/07/17	158,860
90,000,000	FHLB	0.820-0.840	07/10/17	89,981
84,700,000	FHLB	0.625-0.825	07/11/17	84,682
56,250,000	FHLB	0.800-0.945	07/12/17	56,235
3,500,000	FHLB	0.930	07/13/17	3,499
110,460,000	FHLB	0.800-0.870	07/14/17	110,426
61,300,000	FHLB	0.800-0.865	07/17/17	61,277
61,685,000	FHLB	0.810-0.995	07/18/17	61,661
120,370,000	FHLB	0.625-0.855	07/19/17	120,323
390

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$82,747,000	FHLB	0.635%-1.020%	07/21/17	$82,707
106,650,000	FHLB	0.830-1.000	07/24/17	106,588
101,990,000	FHLB	0.880-1.015	07/25/17	101,924
120,500,000	FHLB	0.635-0.900	07/26/17	120,433
134,112,000	FHLB	0.635-1.035	07/28/17	134,037
10,000,000	FHLB	0.810	08/01/17	9,993
93,915,000	FHLB	0.650-0.950	08/02/17	93,848
12,750,000	FHLB	0.640-0.840	08/03/17	12,742
91,825,000	FHLB	0.910-1.005	08/04/17	91,743
43,800,000	FHLB	0.935-1.025	08/07/17	43,756
79,210,000	FHLB	0.640-0.940	08/09/17	79,152
14,000,000	FHLB	1.025	08/10/17	13,984
89,600,000	FHLB	0.665-1.000	08/11/17	89,510
21,185,000	FHLB	0.975	08/14/17	21,160
10,200,000	FHLB	1.015	08/16/17	10,187
64,850,000	FHLB	0.680-0.970	08/18/17	64,770
17,475,000	FHLB	1.000	08/21/17	17,450
93,465,000	FHLB	0.930-0.970	08/23/17	93,334
131,325,000	FHLB	0.900-1.030	08/25/17	131,126
20,000,000	FHLB	0.895	08/28/17	19,971
125,000,000	FHLB	1.020-1.035	08/29/17	124,789
2,020,000	FHLB	1.000	08/30/17	2,017
30,000,000	FHLB	0.995	09/01/17	29,949
83,875,000	FHLB	1.010-1.050	09/05/17	83,718
39,380,000	FHLB	1.005-1.025	09/06/17	39,306
31,000,000	FHLB	1.040	09/07/17	30,939
55,700,000	FHLB	0.900-1.045	09/08/17	55,593
50,000,000	FHLB	1.030	09/11/17	49,897
64,690,000	FHLB	1.000-1.040	09/13/17	64,554
55,445,000	FHLB	0.680-0.930	09/18/17	55,335
30,000,000	FHLB	1.035	09/19/17	29,931
55,000,000	FHLB	1.045-1.050	09/20/17	54,871
25,000,000	FHLB	1.044	09/22/17	24,940
39,605,000	FHLB	1.020-1.045	09/25/17	39,508
7,010,000	FHLB	1.045	09/26/17	6,992
55,000,000	FHLB	1.040	09/27/17	54,860
61,370,000	FHLB	1.000-1.050	09/29/17	61,212
9,000,000	FHLB	1.010	10/13/17	8,974
50,000,000	FHLB	1.080	10/19/17	49,835
5,096,000	FHLB	1.000	10/20/17	5,080
2,700,000	FHLB	1.040	10/23/17	2,691
6,195,000	FHLB	0.990-1.020	10/25/17	6,175
8,875,000	FHLB	0.980-0.990	10/27/17	8,846
2,335,000	FHLB	0.970	11/01/17	2,327
4,350,000	FHLB	0.980	11/02/17	4,335
1,000,000	FHLB	1.100	11/06/17	996
1,370,000	FHLB	1.080	11/17/17	1,364
11,177,000	FHLB	1.073-1.100	11/22/17	11,129
6,400,000	FHLB	0.960	11/27/17	6,375
16,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.550-0.790	07/03/17	15,999
17,750,000	FHLMC	0.810	07/13/17	17,745
10,000,000	FHLMC	0.750	07/14/17	10,000
9,286,000	FHLMC	0.620	07/17/17	9,283
30,000,000	FHLMC	0.925	07/27/17	29,980
25,000,000	FHLMC	0.950	08/01/17	24,980
391

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$10,000,000	FHLMC	0.820%	08/03/17	$9,993
69,250,000	FHLMC	0.800-0.825	08/08/17	69,191
25,000,000	FHLMC	1.000	08/11/17	24,972
24,335,000	FHLMC	1.010	08/18/17	24,302
33,375,000	FHLMC	0.830-0.989	08/28/17	33,325
30,200,000	FHLMC	0.840	08/30/17	30,158
33,010,000	FHLMC	0.850-0.870	09/05/17	32,958
13,000,000	FHLMC	0.990	09/06/17	12,976
33,950,000	FHLMC	0.860	09/07/17	33,895
39,860,000	FHLMC	0.850-0.885	09/08/17	39,793
1,840,000	FHLMC	0.915	09/11/17	1,837
17,765,000	FHLMC	0.860-0.970	09/12/17	17,732
46,000,000	FHLMC	0.950	09/15/17	45,908
6,944,000	FHLMC	1.020	09/18/17	6,928
8,160,000	FHLMC	0.910	09/19/17	8,144
14,150,000	FHLMC	0.715-1.045	10/02/17	14,122
70,000,000	FHLMC	0.995	10/06/17	69,812
38,510,000	FHLMC	0.950-0.990	10/10/17	38,405
22,130,000	FHLMC	0.990	10/11/17	22,068
40,000,000	FHLMC	0.995	10/13/17	39,885
49,885,000	FHLMC	0.995-1.020	10/17/17	49,734
30,000,000	FHLMC	1.020	10/18/17	29,907
17,750,000	FHLMC	1.025	10/19/17	17,694
24,075,000	FHLMC	1.000	10/23/17	23,999
30,000,000	FHLMC	1.000	10/24/17	29,904
6,415,000	FHLMC	1.005-1.010	10/26/17	6,394
25,836,000	FHLMC	0.720-1.020	11/02/17	25,748
85,000,000	FHLMC	1.050-1.070	11/03/17	84,685
25,800,000	FHLMC	1.085-1.090	11/10/17	25,697
25,000,000	FHLMC	1.110	02/05/18	24,831
22,740,000	Federal National Mortgage Association (FNMA)	0.805	07/05/17	22,738
50,000,000	FNMA	0.770	07/10/17	49,990
49,000,000	FNMA	0.770	07/11/17	48,990
107,300,000	FNMA	0.595-0.810	07/12/17	107,275
46,440,000	FNMA	0.810	07/18/17	46,422
17,251,000	FNMA	0.880	07/19/17	17,243
30,000,000	FNMA	0.800	07/27/17	29,983
22,820,000	FNMA	0.780	08/01/17	22,805
30,125,000	FNMA	0.810-0.870	08/02/17	30,102
30,000,000	FNMA	0.860	08/07/17	29,973
31,000,000	FNMA	0.940-1.010	08/09/17	30,967
74,213,000	FNMA	0.930-0.970	08/23/17	74,108
25,000,000	FNMA	0.875	08/28/17	24,999
20,000,000	FNMA	0.890	08/28/17	19,971
83,850,000	FNMA	0.965-0.970	08/30/17	83,715
32,000,000	FNMA	0.900-1.015	09/01/17	31,948
24,000,000	FNMA	0.990	09/06/17	23,956
47,500,000	FNMA	0.960-1.010	09/27/17	47,385
10,000,000	FNMA	1.030	10/02/17	9,973
35,000,000	FNMA	1.010	10/04/17	34,907
53,630,000	FNMA	1.000-1.010	10/12/17	53,476
35,535,000	FNMA	1.020	10/16/17	35,427
	TOTAL GOVERNMENT AGENCY DEBT			5,695,630
392

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
TREASURY DEBT - 21.1%
$100,000,000		United States Treasury Bill	0.742%-0.785%	07/06/17	$99,989
120,000,000		United States Treasury Bill	0.587-0.800	07/13/17	119,970
75,000,000		United States Treasury Bill	0.780-0.819	07/20/17	74,969
70,000,000		United States Treasury Bill	0.780-0.836	07/27/17	69,960
120,000,000		United States Treasury Bill	0.621-0.914	08/03/17	119,910
125,000,000		United States Treasury Bill	0.626-0.930	08/10/17	124,891
140,000,000		United States Treasury Bill	0.612-0.960	08/17/17	139,860
125,000,000		United States Treasury Bill	0.645-0.955	08/24/17	124,842
35,000,000		United States Treasury Bill	0.803-0.933	08/31/17	34,947
100,000,000		United States Treasury Bill	0.840-0.955	09/07/17	99,831
85,840,000		United States Treasury Bill	0.850-0.925	09/14/17	85,679
50,000,000		United States Treasury Bill	0.915-0.941	09/21/17	49,895
50,000,000		United States Treasury Bill	0.885-0.956	09/28/17	49,884
370,000		United States Treasury Bill	0.650	10/12/17	369
20,000,000		United States Treasury Bill	0.976	10/26/17	19,936
70,000,000		United States Treasury Note	0.500	07/31/17	69,990
50,925,000		United States Treasury Note	0.625	07/31/17	50,917
100,200,000		United States Treasury Note	0.875	08/15/17	100,220
110,000,000		United States Treasury Note	0.625	08/31/17	109,988
102,520,000		United States Treasury Note	1.000	09/15/17	102,584
80,500,000		United States Treasury Note	0.750	10/31/17	80,495
20,975,000		United States Treasury Note	0.875	11/15/17	20,974
10,000,000		United States Treasury Note	0.625	11/30/17	9,984
36,895,000		United States Treasury Note	0.875	11/30/17	36,889
43,920,000		United States Treasury Note	1.000	12/15/17	43,923
20,000,000		United States Treasury Note	0.750	01/31/18	19,951
41,750,000		United States Treasury Note	0.875	01/31/18	41,682
70,000,000		United States Treasury Note	1.000	02/15/18	69,926
46,825,000		United States Treasury Note	0.750	02/28/18	46,690
		TOTAL TREASURY DEBT			2,019,145

VARIABLE RATE SECURITIES - 19.3%
45,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	1.101	08/01/17	45,000
45,000,000	i	FAMC	1.146	09/06/17	45,000
14,700,000	i	FAMC	1.070	09/21/17	14,700
50,000,000	i	FAMC	1.220	10/27/17	50,000
15,000,000	i	FAMC	0.917	01/26/18	14,992
45,000,000	i	FAMC	1.280	03/23/18	45,000
30,000,000	i	FAMC	0.940	04/27/18	30,000
50,000,000	i	FAMC	0.969	06/15/18	50,000
44,500,000	i	FAMC	0.956	08/03/18	44,500
25,000,000	i	FAMC	1.021	11/01/18	25,000
72,000,000	i	Federal Farm Credit Bank (FFCB)	1.189	07/17/17	72,000
50,000,000	i	FFCB	1.220	08/04/17	49,999
69,700,000	i	FFCB	0.952	08/15/17	69,700
12,000,000	i	FFCB	1.228	11/13/17	12,000
40,000,000	i	FFCB	1.239	01/17/18	39,985
46,500,000	i	FFCB	1.270	01/22/18	46,544
37,000,000	i	FFCB	1.110	02/02/18	36,976
3,750,000	i	FFCB	1.149	02/06/18	3,749
25,000,000	i	FFCB	1.366	02/23/18	24,997
50,000,000	i	FFCB	1.251	03/22/18	49,964
393

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,000,000	i	FFCB	1.350%	05/14/18	$10,009
16,000,000	i	FFCB	1.380	05/17/18	16,003
25,000,000	i	FFCB	1.370	06/13/18	24,998
10,000,000	i	FFCB	1.191	08/01/18	10,031
40,000,000	i	FFCB	0.989	08/08/18	40,000
20,000,000	i	FFCB	1.279	08/08/18	20,075
20,000,000	i	FFCB	1.400	08/10/18	20,004
46,700,000	i	FFCB	1.250	08/27/18	46,697
95,000,000	i	FFCB	1.159	09/17/18	94,988
10,000,000	i	FFCB	1.237	09/18/18	10,020
50,000,000	i	FFCB	1.032	11/14/18	49,995
50,000,000	i	FFCB	1.106	01/25/19	50,004
50,000,000	i	FFCB	1.170	06/27/19	50,010
75,000,000	i	Federal Home Loan Bank (FHLB)	1.036	02/23/18	75,007
50,000,000	i	FHLB	0.891	04/20/18	50,002
72,500,000	i	FHLB	0.958	01/18/19	72,503
20,000,000	i	FHLB	0.952	02/13/19	20,002
50,000,000	i	FHLB	1.176	02/22/19	50,046
38,000,000	i	FHLB	0.988	03/06/19	37,970
50,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	1.344	07/21/17	50,000
25,000,000	i	FHLMC	1.072	11/13/17	25,000
78,000,000	i	Federal National Mortgage Association (FNMA)	1.232	07/20/17	77,997
94,500,000	i	FNMA	1.182	08/16/17	94,499
66,140,000	i	FNMA	1.086	10/05/17	66,133
20,000,000	i	FNMA	1.230	03/21/18	20,023
		TOTAL VARIABLE RATE SECURITIES			1,852,122

		TOTAL SHORT-TERM INVESTMENTS			9,566,897
		(Cost $9,566,897)

		TOTAL INVESTMENTS - 100.0%			9,566,897
		(Cost $9,566,897)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			(1,019)
		NET ASSETS - 100.0%			$9,565,878

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.
394

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: August 15, 2017	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 15, 2017	By:	/s/Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and
Executive Vice President
(principal executive officer)

Dated: August 15, 2017	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Executive Vice President, Chief Financial Officer
and Principal Accounting Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer